UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2024

Date of reporting period: November 1, 2023 through April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR § 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act
(17 CFR 270.30e-3)
that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments.
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 14
Statements of Investments 18
Statements of Assets and Liabilities 28
Statements of Operations 36
Statements of Changes in Net Assets 40
Financial Highlights 54
Notes to Financial Statements 64
Supplemental Information 78
Management Information 81
Market Index Definitions 84
Glossary 89

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Mutual Funds
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Destination 2025 Fund
Asset Allocation
1
Fixed Income Funds 51.3%
Equity Funds 35.6%
Money Market Fund 7.5%
Alternative Assets 5.5%
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 43.2%
Nationwide Multi-Cap Portfolio, Class R6 13.2%
Nationwide International Index Fund, Class R6 8.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.5%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 5.9%
Nationwide Amundi Strategic Income Fund, Class
R6 5.6%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 3.3%
iShares Core MSCI Emerging Markets ETF 2.6%
iShares 20+ Year Treasury Bond ETF 1.9%
Other Holdings 1.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Destination 2030 Fund - April 30, 2024 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 53.3%
Fixed Income Funds 38.6%
Money Market Fund 4.2%
Alternative Assets 3.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 34.3%
Nationwide Multi-Cap Portfolio, Class R6 19.0%
Nationwide International Index Fund, Class R6 12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 8.5%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 4.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 4.2%
iShares Core MSCI Emerging Markets ETF 4.0%
Nationwide Amundi Strategic Income Fund, Class
R6 3.9%
Nationwide Mid Cap Market Index Fund, Class R6 2.9%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.8%
Other Holdings 2.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

6 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Destination 2035 Fund
Asset Allocation
1
Equity Funds 65.3%
Fixed Income Funds 29.8%
Alternative Assets 2.8%
Money Market Fund 2.1%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 27.4%
Nationwide Multi-Cap Portfolio, Class R6 22.4%
Nationwide International Index Fund, Class R6 15.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 10.2%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 5.6%
iShares Core MSCI Emerging Markets ETF 5.3%
Nationwide Mid Cap Market Index Fund, Class R6 4.2%
Nationwide Amundi Strategic Income Fund, Class
R6 2.8%
Nationwide Small Cap Index Fund, Class R6 2.5%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 2.1%
Other Holdings 2.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Destination 2040 Fund - April 30, 2024 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Funds 76.7%
Fixed Income Funds 20.5%
Alternative Assets 1.9%
Money Market Fund 0.8%
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 26.3%
Nationwide Bond Portfolio, Class R6 19.2%
Nationwide International Index Fund, Class R6 17.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 11.7%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 6.6%
iShares Core MSCI Emerging Markets ETF 6.3%
Nationwide Mid Cap Market Index Fund, Class R6 5.4%
Nationwide Small Cap Index Fund, Class R6 2.7%
Nationwide Amundi Strategic Income Fund, Class
R6 1.9%
iShares 20+ Year Treasury Bond ETF 1.0%
Other Holdings 1.1%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

8 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Destination 2045 Fund
Asset Allocation
1
Equity Funds 83.2%
Fixed Income Funds 15.5%
Alternative Assets 0.9%
Money Market Fund 0.4%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 27.9%
Nationwide International Index Fund, Class R6 19.9%
Nationwide Bond Portfolio, Class R6 14.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 12.6%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.0%
iShares Core MSCI Emerging Markets ETF 6.8%
Nationwide Mid Cap Market Index Fund, Class R6 6.2%
Nationwide Small Cap Index Fund, Class R6 2.8%
iShares 20+ Year Treasury Bond ETF 1.0%
Nationwide Amundi Strategic Income Fund, Class
R6 0.9%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Destination 2050 Fund - April 30, 2024 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Funds 86.7%
Fixed Income Funds 13.2%
Alternative Assets 0.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.4%
Nationwide International Index Fund, Class R6 19.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.1%
Nationwide Bond Portfolio, Class R6 12.0%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.4%
iShares Core MSCI Emerging Markets ETF 7.2%
Nationwide Mid Cap Market Index Fund, Class R6 6.8%
Nationwide Small Cap Index Fund, Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Nationwide Amundi Strategic Income Fund, Class
R6 0.2%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

10 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Destination 2055 Fund
Asset Allocation
1
Equity Funds 88.7%
Fixed Income Funds 11.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.5%
Nationwide International Index Fund, Class R6 21.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.3%
Nationwide Bond Portfolio, Class R6 10.2%
iShares Core MSCI Emerging Markets ETF 7.4%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.3%
Nationwide Mid Cap Market Index Fund, Class R6 7.1%
Nationwide Small Cap Index Fund, Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 1.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Destination 2060 Fund - April 30, 2024 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 89.8%
Fixed Income Funds 10.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.6%
Nationwide International Index Fund, Class R6 21.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.5%
Nationwide Bond Portfolio, Class R6 9.2%
Nationwide Mid Cap Market Index Fund, Class R6 7.6%
iShares Core MSCI Emerging Markets ETF 7.5%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.4%
Nationwide Small Cap Index Fund, Class R6 3.1%
iShares 20+ Year Treasury Bond ETF 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

12 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Destination 2065 Fund
Asset Allocation
1
Equity Funds 91.0%
Fixed Income Funds 9.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.9%
Nationwide International Index Fund, Class R6 21.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.7%
Nationwide Bond Portfolio, Class R6 8.4%
Nationwide Mid Cap Market Index Fund, Class R6 7.8%
iShares Core MSCI Emerging Markets ETF 7.6%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.4%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 0.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Destination Retirement Fund - April 30, 2024 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Fixed Income Funds 53.3%
Equity Funds 32.8%
Money Market Fund 8.0%
Alternative Assets 5.8%
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 44.6%
Nationwide Multi-Cap Portfolio, Class R6 12.2%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.0%
Nationwide International Index Fund, Class R6 8.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.8%
Nationwide Amundi Strategic Income Fund, Class
R6 5.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 5.5%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 3.1%
iShares Core MSCI Emerging Markets ETF 2.4%
iShares 20+ Year Treasury Bond ETF 2.0%
Nationwide Mid Cap Market Index Fund, Class R6 1.6%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

14 - Shareholder Expense Example - April 30, 2024 (Unaudited) - Target Destination Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
(a)
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 1,100.60 3.08 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59
Class R Shares
Actual
(b)
1,000.00 1,100.00 4.65 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,104.70 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,102.90 2.04 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39

Target Destination Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
(a)
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 1,126.60 3.33 0.63
Hypothetical
(b)(c)
1,000.00 1,021.73 3.17 0.63
Class R Shares
Actual
(b)
1,000.00 1,124.30 4.65 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,129.60 0.74 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,127.00 2.06 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 1,143.40 3.30 0.62
Hypothetical
(b)(c)
1,000.00 1,021.78 3.12 0.62
Class R Shares
Actual
(b)
1,000.00 1,143.20 4.69 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,146.70 0.75 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,144.90 2.08 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 1,159.60 3.28 0.61
Hypothetical
(b)(c)
1,000.00 1,021.83 3.07 0.61
Class R Shares
Actual
(b)
1,000.00 1,158.30 4.72 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,163.50 0.75 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,162.30 2.04 0.38
Hypothetical
(b)(c)
1,000.00 1,022.97 1.91 0.38

16 - Shareholder Expense Example - April 30, 2024 (Unaudited) - Target Destination Funds
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
(a)
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
(a)
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 1,168.60 3.34 0.62
Hypothetical
(b)(c)
1,000.00 1,021.78 3.12 0.62
Class R Shares
Actual
(b)
1,000.00 1,167.60 4.74 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,171.40 0.76 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,170.40 2.05 0.38
Hypothetical
(b)(c)
1,000.00 1,022.97 1.91 0.38
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 1,174.90 3.41 0.63
Hypothetical
(b)(c)
1,000.00 1,021.73 3.17 0.63
Class R Shares
Actual
(b)
1,000.00 1,173.60 4.76 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,176.50 0.70 0.13
Hypothetical
(b)(c)
1,000.00 1,024.22 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,176.20 2.06 0.38
Hypothetical
(b)(c)
1,000.00 1,022.97 1.91 0.38
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 1,176.90 3.30 0.61
Hypothetical
(b)(c)
1,000.00 1,021.83 3.07 0.61
Class R Shares
Actual
(b)
1,000.00 1,174.80 4.76 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,179.60 0.70 0.13
Hypothetical
(b)(c)
1,000.00 1,024.22 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,177.60 2.06 0.38
Hypothetical
(b)(c)
1,000.00 1,022.97 1.91 0.38

Target Destination Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
(a)
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
(a)
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 1,178.30 3.41 0.63
Hypothetical
(b)(c)
1,000.00 1,021.73 3.17 0.63
Class R Shares
Actual
(b)
1,000.00 1,176.80 4.76 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,181.80 0.71 0.13
Hypothetical
(b)(c)
1,000.00 1,024.22 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,180.30 2.06 0.38
Hypothetical
(b)(c)
1,000.00 1,022.97 1.91 0.38
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 1,179.50 3.41 0.63
Hypothetical
(b)(c)
1,000.00 1,021.73 3.17 0.63
Class R Shares
Actual
(b)
1,000.00 1,178.00 4.77 0.88
Hypothetical
(b)(c)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,182.70 0.71 0.13
Hypothetical
(b)(c)
1,000.00 1,024.22 0.65 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,181.30 2.06 0.38
Hypothetical
(b)(c)
1,000.00 1,022.97 1.91 0.38
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 1,094.90 3.07 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59
Class R Shares
Actual
(b)
1,000.00 1,094.30 4.63 0.89
Hypothetical
(b)(c)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,097.10 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.17 0.70 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,095.90 2.03 0.39
Hypothetical
(b)(c)
1,000.00 1,022.92 1.96 0.39
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

18 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Destination 2025 Fund
Investment Companies 87 .9%
Shares Value ($)
Alternative Assets 5.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 867,774 8,486,832
Total Alternative Assets
(cost $8,356,003) 8,486,832
Equity Funds 33.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 452,304 5,029,620
Nationwide International Index
Fund, Class R6(a) 1,498,223 13,274,252
Nationwide Mid Cap Market
Index Fund, Class R6(a) 164,264 2,736,631
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,408,897 20,104,964
Nationwide Small Cap Index
Fund, Class R6(a) 24,351 273,709
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 766,941 9,057,572
Total Equity Funds
(cost $36,234,180) 50,476,748
Fixed Income Funds 49.4%
Nationwide Bond Portfolio, Class
R6(a) 8,034,386 66,042,656
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,080,745 9,542,979
Total Fixed Income Funds
(cost $86,650,266) 75,585,635
Total Investment Companies
(cost $131,240,449) 134,549,215
Exchange Traded Funds 4 .5%
Shares Value ($)
Equity Fund 2.6%
iShares Core MSCI Emerging
Markets ETF 76,468 3,949,572
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 32,888 2,901,379
Total Exchange Traded Funds
(cost $7,778,017) 6,850,951
Short-Term Investment 7 .5%
Money Market Fund 7 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (b) 11,460,519 11,460,519
Total Short-Term Investment
(cost $11,460,519)
11,460,519
Total Investments
(cost $150,478,985) — 99.9% 152,860,685
Other assets in excess of liabilities — 0.1% 77,417
NET ASSETS — 100.0% $ 152,938,102
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2030 Fund - April 30, 2024 (Unaudited) - Statement of Investments - 19
Investment Companies 90 .3%
Shares Value ($)
Alternative Assets 3.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 808,901 7,911,051
Total Alternative Assets
(cost $7,923,372) 7,911,051
Equity Funds 49.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 857,452 9,534,870
Nationwide International Index
Fund, Class R6(a) 2,925,743 25,922,081
Nationwide Mid Cap Market
Index Fund, Class R6(a) 351,359 5,853,636
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,689,744 38,382,654
Nationwide Small Cap Index
Fund, Class R6(a) 241,206 2,711,155
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,459,016 17,230,980
Total Equity Funds
(cost $74,402,512) 99,635,376
Fixed Income Funds 37.1%
Nationwide Bond Portfolio, Class
R6(a) 8,434,087 69,328,192
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 637,901 5,632,664
Total Fixed Income Funds
(cost $85,468,660) 74,960,856
Total Investment Companies
(cost $167,794,544) 182,507,283
Exchange Traded Funds 5 .5%
Shares Value ($)
Equity Fund 4.0%
iShares Core MSCI Emerging
Markets ETF 155,842 8,049,239
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 34,941 3,082,496
Total Exchange Traded Funds
(cost $12,070,167) 11,131,735
Short-Term Investment 4 .2%
Money Market Fund 4 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (b) 8,501,597 8,501,597
Total Short-Term Investment
(cost $8,501,597)
8,501,597
Total Investments
(cost $188,366,308) — 100.0% 202,140,615
Liabilities in excess of other assets — 0.0%
†
(55,985)
NET ASSETS — 100.0% $ 202,084,630
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Destination 2035 Fund
Investment Companies 91 .5%
Shares Value ($)
Alternative Assets 2.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 554,393 5,421,967
Total Alternative Assets
(cost $5,473,448) 5,421,967
Equity Funds 60.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 963,103 10,709,704
Nationwide International Index
Fund, Class R6(a) 3,312,098 29,345,191
Nationwide Mid Cap Market
Index Fund, Class R6(a) 478,517 7,972,086
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,006,898 42,908,434
Nationwide Small Cap Index
Fund, Class R6(a) 420,419 4,725,507
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,659,256 19,595,811
Total Equity Funds
(cost $88,046,493) 115,256,733
Fixed Income Funds 28.6%
Nationwide Bond Portfolio, Class
R6(a) 6,389,253 52,519,643
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 248,711 2,196,115
Total Fixed Income Funds
(cost $61,402,472) 54,715,758
Total Investment Companies
(cost $154,922,413) 175,394,458
Exchange Traded Funds 6 .4%
Shares Value ($)
Equity Fund 5.2%
iShares Core MSCI Emerging
Markets ETF 195,534 10,099,382
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 25,618 2,260,020
Total Exchange Traded Funds
(cost $12,942,807) 12,359,402
Short-Term Investment 2 .1%
Money Market Fund 2 .1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (b) 3,960,505 3,960,505
Total Short-Term Investment
(cost $3,960,505)
3,960,505
Total Investments
(cost $171,825,725) — 100.0% 191,714,365
Other assets in excess of liabilities — 0.0%
†
34,459
NET ASSETS — 100.0% $ 191,748,824
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2040 Fund - April 30, 2024 (Unaudited) - Statement of Investments - 21
Investment Companies 91 .8%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 340,309 3,328,221
Total Alternative Assets
(cost $3,309,651) 3,328,221
Equity Funds 70.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,028,501 11,436,931
Nationwide International Index
Fund, Class R6(a) 3,501,550 31,023,733
Nationwide Mid Cap Market
Index Fund, Class R6(a) 559,081 9,314,287
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,206,338 45,754,442
Nationwide Small Cap Index
Fund, Class R6(a) 414,783 4,662,159
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,720,956 20,324,488
Total Equity Funds
(cost $94,503,090) 122,516,040
Fixed Income Funds 19.5%
Nationwide Bond Portfolio, Class
R6(a) 4,061,991 33,389,566
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 68,205 602,252
Total Fixed Income Funds
(cost $37,899,440) 33,991,818
Total Investment Companies
(cost $135,712,181) 159,836,079
Exchange Traded Funds 7 .3%
Shares Value ($)
Equity Fund 6.3%
iShares Core MSCI Emerging
Markets ETF 210,957 10,895,929
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 19,405 1,711,909
Total Exchange Traded Funds
(cost $12,968,121) 12,607,838
Short-Term Investment 0 .8%
Money Market Fund 0 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (b) 1,456,553 1,456,553
Total Short-Term Investment
(cost $1,456,553)
1,456,553
Total Investments
(cost $150,136,855) — 99.9% 173,900,470
Other assets in excess of liabilities — 0.1% 191,405
NET ASSETS — 100.0% $ 174,091,875
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Destination 2045 Fund
Investment Companies 91 .7%
Shares Value ($)
Alternative Assets 0.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 150,991 1,476,696
Total Alternative Assets
(cost $1,484,181) 1,476,696
Equity Funds 76.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,004,575 11,170,872
Nationwide International Index
Fund, Class R6(a) 3,582,793 31,743,548
Nationwide Mid Cap Market
Index Fund, Class R6(a) 597,203 9,949,399
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,131,095 44,680,731
Nationwide Small Cap Index
Fund, Class R6(a) 394,928 4,438,987
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,700,427 20,082,044
Total Equity Funds
(cost $94,815,030) 122,065,581
Fixed Income Fund 14.5%
Nationwide Bond Portfolio, Class
R6(a) 2,819,448 23,175,864
Total Fixed Income Funds
(cost $25,848,348) 23,175,864
Total Investment Companies
(cost $122,147,559) 146,718,141
Exchange Traded Funds 7 .9%
Shares Value ($)
Equity Fund 6.9%
iShares Core MSCI Emerging
Markets ETF 211,678 10,933,168
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 18,613 1,642,039
Total Exchange Traded Funds
(cost $12,946,065) 12,575,207
Short-Term Investment 0 .4%
Money Market Fund 0 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (b) 685,763 685,763
Total Short-Term Investment
(cost $685,763)
685,763
Total Investments
(cost $135,779,387) — 100.0% 159,979,111
Other assets in excess of liabilities — 0.0%
†
16,916
NET ASSETS — 100.0% $ 159,996,027
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2050 Fund - April 30, 2024 (Unaudited) - Statement of Investments - 23
Investment Companies 91 .8%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 34,648 338,856
Total Alternative Assets
(cost $335,384) 338,856
Equity Funds 79.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,033,389 11,491,288
Nationwide International Index
Fund, Class R6(a) 3,520,207 31,189,037
Nationwide Mid Cap Market
Index Fund, Class R6(a) 637,009 10,612,570
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,216,920 45,905,449
Nationwide Small Cap Index
Fund, Class R6(a) 399,564 4,491,104
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,738,639 20,533,325
Total Equity Funds
(cost $97,566,827) 124,222,773
Investment Companies
Shares Value ($)
Fixed Income Fund 12.1%
Nationwide Bond Portfolio, Class
R6(a) 2,290,074 18,824,406
Total Fixed Income Funds
(cost $20,634,955) 18,824,406
Total Investment Companies
(cost $118,537,166) 143,386,035
Exchange Traded Funds 8 .3%
Equity Fund 7.2%
iShares Core MSCI Emerging
Markets ETF 217,108 11,213,628
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 19,481 1,718,614
Total Exchange Traded Funds
(cost $13,179,416) 12,932,242
Total Investments
(cost $131,716,582) — 100.1% 156,318,277
Liabilities in excess of other assets — (0.1)% (80,181)
NET ASSETS — 100.0% $ 156,238,096
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 91.5%
Shares Value ($)
Equity Funds 81.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 685,287 7,620,392
Nationwide International Index
Fund, Class R6(a) 2,491,280 22,072,737
Nationwide Mid Cap Market
Index Fund, Class R6(a) 446,225 7,434,111
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,143,386 30,586,117
Nationwide Small Cap Index
Fund, Class R6(a) 270,725 3,042,953
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,175,565 13,883,418
Total Equity Funds
(cost $66,953,028) 84,639,728
Fixed Income Fund 10.2%
Nationwide Bond Portfolio, Class
R6(a) 1,288,538 10,591,783
Total Fixed Income Funds
(cost $11,504,307) 10,591,783
Total Investment Companies
(cost $78,457,335) 95,231,511
Exchange Traded Funds 8.5%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 148,717 7,681,233
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 13,080 1,153,918
Total Exchange Traded Funds
(cost $8,941,273) 8,835,151
Total Investments
(cost $87,398,608) — 100.0% 104,066,662
Liabilities in excess of other assets — 0.0%
†
(39,002)
NET ASSETS — 100.0% $ 104,027,660
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2060 Fund - April 30, 2024 (Unaudited) - Statement of Investments - 25
Investment Companies 91 .7%
Shares Value ($)
Equity Funds 82.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 325,839 3,623,333
Nationwide International Index
Fund, Class R6(a) 1,174,329 10,404,554
Nationwide Mid Cap Market
Index Fund, Class R6(a) 223,408 3,721,985
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,016,227 14,501,565
Nationwide Small Cap Index
Fund, Class R6(a) 134,496 1,511,732
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 561,419 6,630,361
Total Equity Funds
(cost $32,469,370) 40,393,530
Fixed Income Fund 9.3%
Nationwide Bond Portfolio, Class
R6(a) 551,243 4,531,216
Total Fixed Income Funds
(cost $4,829,252) 4,531,216
Total Investment Companies
(cost $37,298,622) 44,924,746
Exchange Traded Funds 8 .3%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 70,993 3,666,788
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 4,927 434,660
Total Exchange Traded Funds
(cost $4,049,949) 4,101,448
Total Investments
(cost $41,348,571) — 100.0% 49,026,194
Liabilities in excess of other assets — 0.0%
†
(19,726)
NET ASSETS — 100.0% $ 49,006,468
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 91 .8%
Shares Value ($)
Equity Funds 83.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 52,168 580,112
Nationwide International Index
Fund, Class R6(a) 188,433 1,669,517
Nationwide Mid Cap Market
Index Fund, Class R6(a) 36,790 612,918
Nationwide Multi-Cap Portfolio,
Class R6*(a) 163,099 2,327,416
Nationwide Small Cap Index
Fund, Class R6(a) 22,036 247,685
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 90,655 1,070,638
Total Equity Funds
(cost $5,553,301) 6,508,286
Fixed Income Fund 8.4%
Nationwide Bond Portfolio, Class
R6(a) 80,157 658,893
Total Fixed Income Funds
(cost $681,095) 658,893
Total Investment Companies
(cost $6,234,396) 7,167,179
Exchange Traded Funds 8 .2%
Shares Value ($)
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 11,455 591,651
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 574 50,638
Total Exchange Traded Funds
(cost $625,217) 642,289
Total Investments
(cost $6,859,613) — 100.0% 7,809,468
Liabilities in excess of other assets — 0.0%
†
(978)
NET ASSETS — 100.0% $ 7,808,490
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - April 30, 2024 (Unaudited) - Statement of Investments - 27
Investment Companies 87 .6%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 592,351 5,793,190
Total Alternative Assets
(cost $5,360,130) 5,793,190
Equity Funds 30.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 273,029 3,036,081
Nationwide International Index
Fund, Class R6(a) 900,092 7,974,812
Nationwide Mid Cap Market
Index Fund, Class R6(a) 97,494 1,624,256
Nationwide Multi-Cap Portfolio,
Class R6*(a) 851,817 12,155,427
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 463,564 5,474,690
Total Equity Funds
(cost $21,817,904) 30,265,266
Fixed Income Funds 51.4%
Nationwide Bond Portfolio, Class
R6(a) 5,403,413 44,416,051
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 766,442 6,767,679
Total Fixed Income Funds
(cost $59,078,496) 51,183,730
Total Investment Companies
(cost $86,256,530) 87,242,186
Exchange Traded Funds 4 .3%
Shares Value ($)
Equity Fund 2.4%
iShares Core MSCI Emerging
Markets ETF 45,582 2,354,310
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 22,076 1,947,545
Total Exchange Traded Funds
(cost $4,898,878) 4,301,855
Short-Term Investment 8 .0%
Money Market Fund 8 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (b) 7,980,282 7,980,282
Total Short-Term Investment
(cost $7,980,282)
7,980,282
Total Investments
(cost $99,135,690) — 99.9% 99,524,323
Other assets in excess of liabilities — 0.1% 51,606
NET ASSETS — 100.0% $ 99,575,929
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of April 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Assets:
Investment securities of affiliated issuers, at value $ 134,549,215
Investment securities of unaffiliated issuers, at value 18,311,470
Cash —
Interest and dividends receivable 50,203
Security lending income receivable 20
Receivable for investments sold 75,483
Receivable for capital shares issued 73,732
Total Assets 153,060,123
Liabilities:
Payable for investments purchased 24,117
Payable for capital shares redeemed 49,594
Accrued expenses and other payables:
Investment advisory fees 16,529
Distribution fees 18,595
Administrative servicing fees 12,579
Trustee fees 352
Professional fees 255
Total Liabilities 122,021
Net Assets $ 152,938,102
Cost of investment securities of affiliated issuers 131,240,449
Cost of investment securities of unaffiliated issuers 19,238,536
Represented by:
Capital $ 152,916,289
Total distributable earnings (loss) 21,813
Net Assets $ 152,938,102

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 29
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 182,507,283 $ 175,394,458 $ 159,836,079 $ 146,718,141 $ 143,386,035
19,633,332 16,319,907 14,064,391 13,260,970 12,932,242
— — — — 48,094
37,035 17,299 7,210 3,030 48
22 16 12 15 12
— 82,756 247,903 71,015 106,301
103,039 112,465 97,190 106,130 48,129
202,280,711 191,926,901 174,252,785 160,159,301 156,520,861
87,139 107,727 57,138 85,972 —
15,566 4,789 40,077 20,124 204,356
21,795 20,689 18,824 17,313 16,796
25,750 23,086 23,059 21,466 21,978
45,129 21,145 21,227 17,896 39,163
435 412 372 326 314
267 229 213 177 158
196,081 178,077 160,910 163,274 282,765
$ 202,084,630 $ 191,748,824 $ 174,091,875 $ 159,996,027 $ 156,238,096
167,794,544 154,922,413 135,712,181 122,147,559 118,537,166
20,571,764 16,903,312 14,424,674 13,631,828 13,179,416
$ 191,733,347 $ 175,243,768 $ 154,064,641 $ 139,229,519 $ 135,548,640
10,351,283 16,505,056 20,027,234 20,766,508 20,689,456
$ 202,084,630 $ 191,748,824 $ 174,091,875 $ 159,996,027 $ 156,238,096

30 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Net Assets:
Class A Shares $ 31,419,182
Class R Shares 29,014,602
Class R6 Shares 52,121,999
Institutional Service Class Shares 40,382,319
Total $ 152,938,102
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,852,943
Class R Shares 3,578,210
Class R6 Shares 6,329,021
Institutional Service Class Shares 4,942,288
Total 18,702,462
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .15 (a)
Class R Shares $ 8 .11
Class R6 Shares $ 8 .24
Institutional Service Class Shares $ 8 .17
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .65
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 31
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 40,537,428 $ 40,276,858 $ 37,584,696 $ 35,964,457 $ 34,587,635
41,501,761 35,446,858 36,302,414 33,396,065 35,422,653
65,215,272 64,453,466 52,157,286 52,989,114 46,417,202
54,830,169 51,571,642 48,047,479 37,646,391 39,810,606
$ 202,084,630 $ 191,748,824 $ 174,091,875 $ 159,996,027 $ 156,238,096
4,940,023 4,385,681 4,092,918 3,691,276 3,930,924
5,111,312 3,909,833 4,007,231 3,495,475 4,125,002
7,860,320 6,927,415 5,585,592 5,363,217 5,238,094
6,666,615 5,598,531 5,174,506 3,858,213 4,519,491
24,578,270 20,821,460 18,860,247 16,408,181 17,813,511
$ 8 .21 (a) $ 9 .18 (a) $ 9 .18 (a) $ 9 .74 (a) $ 8 .80 (a)
$ 8 .12 $ 9 .07 $ 9 .06 $ 9 .55 $ 8 .59
$ 8 .30 $ 9 .30 $ 9 .34 $ 9 .88 $ 8 .86
$ 8 .22 $ 9 .21 $ 9 .29 $ 9 .76 $ 8 .81
$ 8 .71 $ 9 .74 $ 9 .74 $ 10 .33 $ 9 .34
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

32 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Assets:
Investment securities of affiliated issuers, at value $ 95,231,511
Investment securities of unaffiliated issuers, at value 8,835,151
Cash —
Interest and dividends receivable 16
Security lending income receivable 8
Receivable for investments sold 24,884
Receivable for capital shares issued 111,046
Prepaid expenses —
Total Assets 104,202,616
Liabilities:
Payable for investments purchased 75,307
Payable for capital shares redeemed 35,761
Cash overdraft (Note 2) 24,862
Accrued expenses and other payables:
Investment advisory fees 11,217
Distribution fees 13,457
Administrative servicing fees 14,043
Trustee fees 207
Professional fees 102
Total Liabilities 174,956
Net Assets $ 104,027,660
Cost of investment securities of affiliated issuers 78,457,335
Cost of investment securities of unaffiliated issuers 8,941,273
Represented by:
Capital $ 90,508,585
Total distributable earnings (loss) 13,519,075
Net Assets $ 104,027,660

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 33
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 44,924,746 $ 7,167,179 $ 87,242,186
4,101,448 642,289 12,282,137
— 3,108 —
9 12 35,100
3 — 14
91,630 — 175,036
30,126 16,326 9,438
— — 1,332
49,147,962 7,828,914 99,745,243
— 17,880 —
41,473 48 119,290
80,276 — —
5,292 817 10,777
5,063 506 15,016
9,253 1,157 23,823
93 11 241
44 5 167
141,494 20,424 169,314
$ 49,006,468 $ 7,808,490 $ 99,575,929
37,298,622 6,234,396 86,256,530
4,049,949 625,217 12,879,160
$ 42,598,969 $ 6,968,101 $ 101,833,634
6,407,499 840,389 (2,257,705)
$ 49,006,468 $ 7,808,490 $ 99,575,929

34 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Net Assets:
Class A Shares $ 23,829,449
Class R Shares 20,336,526
Class R6 Shares 36,069,004
Institutional Service Class Shares 23,792,681
Total $ 104,027,660
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,732,042
Class R Shares 1,489,899
Class R6 Shares 2,589,575
Institutional Service Class Shares 1,712,627
Total 7,524,143
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .76 (a)
Class R Shares $ 13 .65
Class R6 Shares $ 13 .93
Institutional Service Class Shares $ 13 .89
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 14 .60
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 35
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 13,153,186 $ 1,186,762 $ 16,929,576
5,537,831 658,355 27,080,497
16,433,960 2,625,289 36,952,288
13,881,491 3,338,084 18,613,568
$ 49,006,468 $ 7,808,490 $ 99,575,929
1,116,686 95,714 2,353,787
473,289 53,354 3,789,735
1,385,810 210,903 5,122,894
1,172,418 268,582 2,586,391
4,148,203 628,553 13,852,807
$ 11 .78 (a) $ 12 .40 (a) $ 7 .19 (a)
$ 11 .70 $ 12 .34 $ 7 .15
$ 11 .86 $ 12 .45 $ 7 .21
$ 11 .84 $ 12 .43 $ 7 .20
$ 12 .50 $ 13 .16 $ 7 .63
5 .75% 5 .75% 5 .75%

36 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,025,004
Dividend income from unaffiliated issuers 441,198
Income from securities lending (Note 2) 121
Interest income (unaffiliated) —
Total Income 4,466,323
EXPENSES:
Investment advisory fees 101,804
Distribution fees Class A 39,350
Distribution fees Class R 77,991
Administrative servicing fees Class A 31,487
Administrative servicing fees Class R 39,004
Administrative servicing fees Institutional Service Class 50,697
Professional fees 1,375
Trustee fees 2,750
Total Expenses 344,458
NET INVESTMENT INCOME 4,121,865
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 206,140
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 1,364,376
Transactions in investment securities of unaffiliated issuers (115,152)
Net realized gains (losses) 1,455,364
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 8,805,484
Investment securities of unaffiliated issuers 787,032
Net change in unrealized appreciation/depreciation 9,592,516
Net realized/unrealized gains (losses) 11,047,880
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 15,169,745

Target Destination Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 37
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 4,554,231 $ 3,882,332 $ 3,025,675 $ 2,555,976 $ 2,295,477
426,161 334,614 275,511 248,160 233,150
140 95 99 80 78
— — – – 550
4,980,532 4,217,041 3,301,285 2,804,216 2,529,255
129,823 122,660 110,128 100,886 96,640
50,469 50,015 47,301 44,755 41,845
104,194 87,915 89,550 81,504 84,401
49,463 48,024 43,526 42,974 40,991
52,107 43,966 44,784 40,760 42,208
66,211 62,683 57,346 44,971 47,464
1,683 1,572 1,414 1,276 1,211
3,446 3,234 2,897 2,644 2,525
457,396 420,069 396,946 359,770 357,285
4,523,136 3,796,972 2,904,339 2,444,446 2,171,970
405,415 524,088 581,830 607,658 620,812
1,277,547 1,244,602 817,671 562,445 204,479
(63,933) (29,592) (58,131) (40,130) (34,619)
1,619,029 1,739,098 1,341,370 1,129,973 790,672
15,852,667 17,720,714 18,575,411 18,299,714 18,346,688
1,129,084 1,265,419 1,335,726 1,269,853 1,276,379
16,981,751 18,986,133 19,911,137 19,569,567 19,623,067
18,600,780 20,725,231 21,252,507 20,699,540 20,413,739
$ 23,123,916 $ 24,522,203 $ 24,156,846 $ 23,143,986 $ 22,585,709

38 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 1,489,704
Dividend income from unaffiliated issuers 159,811
Interest income (unaffiliated) 545
Income from securities lending (Note 2) 29
Total Income 1,650,089
EXPENSES:
Investment advisory fees 64,377
Distribution fees Class A 29,142
Distribution fees Class R 49,197
Administrative servicing fees Class A 26,816
Administrative servicing fees Class R 24,603
Administrative servicing fees Institutional Service Class 27,912
Professional fees 805
Trustee fees 1,676
Total Expenses 224,528
NET INVESTMENT INCOME 1,425,561
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 437,675
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 5,884
Transactions in investment securities of unaffiliated issuers (25,083)
Net realized gains (losses) 418,476
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 12,533,495
Investment securities of unaffiliated issuers 860,459
Net change in unrealized appreciation/depreciation 13,393,954
Net realized/unrealized gains (losses) 13,812,430
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 15,237,991

Target Destination Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 39
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 675,686 $ 95,096 $ 2,651,562
73,083 10,335 300,292
356 118 –
8 2 46
749,133 105,551 2,951,900
30,009 4,501 65,944
16,456 1,414 21,250
12,474 1,363 71,401
16,122 1,414 17,003
6,238 681 35,708
15,860 3,684 23,639
373 55 887
779 117 1,778
98,311 13,229 237,610
650,822 92,322 2,714,290
211,953 31,266 118,075
(11,545) (11,992) 420,511
(17,896) (12,726) (82,980)
182,512 6,548 455,606
5,889,328 889,161 5,465,279
411,509 72,691 480,978
6,300,837 961,852 5,946,257
6,483,349 968,400 6,401,863
$ 7,134,171 $ 1,060,722 $ 9,116,153

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 4,121,865 $ 2,363,128
Net realized gains 1,455,364 5,410,776
Net change in unrealized appreciation/depreciation 9,592,516 (563,476)
Change in net assets resulting from operations 15,169,745 7,210,428
Distributions to Shareholders From:
Distributable earnings:
Class A (1,988,514) (1,197,077)
Class R (2,074,494) (1,308,230)
Class R6 (3,522,352) (2,503,312)
Institutional Service Class (2,603,771) (1,733,619)
Change in net assets from shareholder distributions (10,189,131) (6,742,238)
Change in net assets from capital transactions (2,058,120) (11,822,327)
Change in net assets 2,922,494 (11,354,137)
Net Assets:
Beginning of period 150,015,608 161,369,745
End of period $ 152,938,102 $ 150,015,608
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,213,845 $ 3,559,270
Dividends reinvested 1,988,514 1,197,077
Cost of shares redeemed (2,375,001) (6,292,698)
Total Class A Shares 827,358 (1,536,351)
Class R Shares
Proceeds from shares issued 1,151,042 2,873,505
Dividends reinvested 2,074,494 1,308,230
Cost of shares redeemed (6,346,597) (9,454,907)
Total Class R Shares (3,121,061) (5,273,172)
Class R6 Shares
Proceeds from shares issued 2,610,628 9,777,608
Dividends reinvested 3,522,352 2,503,312
Cost of shares redeemed (6,121,603) (15,892,612)
Total Class R6 Shares 11,377 (3,611,692)
Institutional Service Class Shares
Proceeds from shares issued 4,726,866 10,422,652
Dividends reinvested 2,603,771 1,733,619
Cost of shares redeemed (7,106,431) (13,557,383)
Total Institutional Service Class Shares 224,206 (1,401,112)
Change in net assets from capital transactions $ (2,058,120) $ (11,822,327)

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 41
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 4,523,136 $ 2,002,500 $ 3,796,972 $ 1,476,500
1,619,029 7,797,113 1,739,098 7,751,247
16,981,751 (253,578) 18,986,133 488,151
23,123,916 9,546,035 24,522,203 9,715,898
(2,650,257) (960,837) (2,557,776) (675,190)
(2,732,364) (1,033,165) (2,278,620) (546,057)
(4,303,996) (1,825,564) (4,054,291) (1,324,088)
(3,418,996) (1,427,663) (3,173,185) (872,853)
(13,105,613) (5,247,229) (12,063,872) (3,418,188)
9,951,161 (3,509,219) 11,247,727 (2,621,900)
19,969,464 789,587 23,706,058 3,675,810
182,115,166 181,325,579 168,042,766 164,366,956
$ 202,084,630 $ 182,115,166 $ 191,748,824 $ 168,042,766
$ 2,275,204 $ 4,850,985 $ 2,218,240 $ 5,102,127
2,650,257 960,837 2,557,776 675,168
(3,572,161) (5,358,158) (3,324,834) (7,124,773)
1,353,300 453,664 1,451,182 (1,347,478)
1,139,719 3,792,943 1,927,062 3,271,100
2,732,364 1,033,165 2,278,620 546,057
(2,914,158) (10,920,826) (2,979,944) (8,452,693)
957,925 (6,094,718) 1,225,738 (4,635,536)
3,503,223 13,090,098 4,448,205 11,517,166
4,303,996 1,825,564 4,054,291 1,324,088
(5,836,481) (10,853,241) (4,117,649) (11,723,884)
1,970,738 4,062,421 4,384,847 1,117,370
7,115,699 10,502,881 5,957,058 13,024,044
3,418,996 1,427,663 3,173,185 872,853
(4,865,497) (13,861,130) (4,944,283) (11,653,153)
5,669,198 (1,930,586) 4,185,960 2,243,744
$ 9,951,161 $ (3,509,219) $ 11,247,727 $ (2,621,900)

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 147,313 436,681
Reinvested 244,271 151,390
Redeemed (287,290) (769,121)
Total Class A Shares 104,294 (181,050)
Class R Shares
Issued 140,363 354,936
Reinvested 256,110 166,415
Redeemed (775,828) (1,157,600)
Total Class R Shares (379,355) (636,249)
Class R6 Shares
Issued 313,724 1,186,812
Reinvested 428,349 313,502
Redeemed (738,553) (1,934,506)
Total Class R6 Shares 3,520 (434,192)
Institutional Service Class Shares
Issued 571,863 1,277,111
Reinvested 319,408 218,715
Redeemed (859,002) (1,656,774)
Total Institutional Service Class Shares 32,269 (160,948)
Total change in shares (239,272) (1,412,439)

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 43
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
276,143 607,561 241,135 582,161
326,789 124,803 283,567 80,231
(433,050) (665,713) (360,692) (803,166)
169,882 66,651 164,010 (140,774)
139,017 478,146 210,869 375,437
339,846 135,937 255,451 66,097
(354,714) (1,363,029) (329,133) (968,202)
124,149 (748,946) 137,187 (526,668)
418,296 1,612,908 481,213 1,283,969
525,486 233,135 444,063 153,986
(702,895) (1,344,912) (441,999) (1,313,458)
240,887 501,131 483,277 124,497
858,877 1,304,160 643,700 1,474,563
420,541 184,519 351,016 102,835
(584,951) (1,713,456) (531,009) (1,312,631)
694,467 (224,777) 463,707 264,767
1,229,385 (405,941) 1,248,181 (278,178)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 2,904,339 $ 1,047,426
Net realized gains 1,341,370 7,540,115
Net change in unrealized appreciation/depreciation 19,911,137 1,305,236
Change in net assets resulting from operations 24,156,846 9,892,777
Distributions to Shareholders From:
Distributable earnings:
Class A (2,342,317) (787,040)
Class R (2,232,251) (693,154)
Class R6 (3,077,809) (1,157,515)
Institutional Service Class (2,818,732) (958,010)
Change in net assets from shareholder distributions (10,471,109) (3,595,719)
Change in net assets from capital transactions 9,925,656 (3,691,479)
Change in net assets 23,611,393 2,605,579
Net Assets:
Beginning of period 150,480,482 147,874,903
End of period $ 174,091,875 $ 150,480,482
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,321,811 $ 4,991,854
Dividends reinvested 2,342,317 786,723
Cost of shares redeemed (4,424,336) (6,943,383)
Total Class A Shares 239,792 (1,164,806)
Class R Shares
Proceeds from shares issued 1,680,448 2,696,220
Dividends reinvested 2,232,251 693,154
Cost of shares redeemed (3,120,386) (6,767,127)
Total Class R Shares 792,313 (3,377,753)
Class R6 Shares
Proceeds from shares issued 7,134,860 8,810,947
Dividends reinvested 3,077,809 1,157,515
Cost of shares redeemed (5,974,325) (8,763,284)
Total Class R6 Shares 4,238,344 1,205,178
Institutional Service Class Shares
Proceeds from shares issued 5,319,983 10,559,351
Dividends reinvested 2,818,732 958,010
Cost of shares redeemed (3,483,508) (11,871,459)
Total Institutional Service Class Shares 4,655,207 (354,098)
Change in net assets from capital transactions $ 9,925,656 $ (3,691,479)

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 45
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 2,444,446 $ 805,888 $ 2,171,970 $ 651,771
1,129,973 6,733,772 790,672 5,147,373
19,569,567 1,287,762 19,623,067 2,769,605
23,143,986 8,827,422 22,585,709 8,568,749
(2,058,806) (746,300) (1,600,557) (691,190)
(1,890,323) (616,890) (1,577,964) (641,330)
(2,915,875) (1,199,076) (2,184,755) (1,049,308)
(2,043,167) (739,050) (1,844,575) (780,031)
(8,908,171) (3,301,316) (7,207,851) (3,161,859)
9,603,028 3,850,963 12,394,625 2,486,696
23,838,843 9,377,069 27,772,483 7,893,586
136,157,184 126,780,115 128,465,613 120,572,027
$ 159,996,027 $ 136,157,184 $ 156,238,096 $ 128,465,613
$ 2,156,728 $ 4,506,384 $ 3,044,812 $ 4,677,482
2,058,806 746,300 1,600,557 691,190
(3,696,432) (5,129,292) (3,190,505) (5,320,004)
519,102 123,392 1,454,864 48,668
1,647,017 3,373,589 4,089,646 3,960,105
1,890,323 616,890 1,577,964 641,330
(1,700,014) (4,986,979) (2,572,107) (6,320,498)
1,837,326 (996,500) 3,095,503 (1,719,063)
4,878,994 9,407,902 4,596,939 8,912,994
2,915,875 1,199,076 2,184,755 1,049,308
(3,479,532) (8,766,617) (2,731,695) (8,610,223)
4,315,337 1,840,361 4,049,999 1,352,079
4,192,436 9,358,664 5,434,626 11,389,257
2,043,167 739,050 1,844,575 780,031
(3,304,340) (7,214,004) (3,484,942) (9,364,276)
2,931,263 2,883,710 3,794,259 2,805,012
$ 9,603,028 $ 3,850,963 $ 12,394,625 $ 2,486,696

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Target Destination Funds
Nationwide Destination 2040 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 252,849 574,368
Reinvested 261,419 95,636
Redeemed (478,339) (802,792)
Total Class A Shares 35,929 (132,788)
Class R Shares
Issued 184,178 315,887
Reinvested 252,232 85,698
Redeemed (343,534) (785,483)
Total Class R Shares 92,876 (383,898)
Class R6 Shares
Issued 768,042 998,313
Reinvested 338,221 137,446
Redeemed (642,545) (994,020)
Total Class R6 Shares 463,718 141,739
Institutional Service Class Shares
Issued 571,884 1,206,039
Reinvested 311,118 114,959
Redeemed (374,149) (1,342,035)
Total Institutional Service Class Shares 508,853 (21,037)
Total change in shares 1,101,376 (395,984)

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 47
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
222,458 499,801 346,233 580,912
217,174 86,852 187,419 90,629
(380,029) (562,349) (363,533) (658,193)
59,603 24,304 170,119 13,348
172,266 379,497 480,670 501,891
203,261 73,438 188,978 86,336
(178,311) (553,131) (297,180) (787,412)
197,216 (100,196) 372,468 (199,185)
497,961 1,021,478 522,038 1,088,269
304,054 136,890 254,337 135,722
(356,566) (953,819) (314,693) (1,058,835)
445,449 204,549 461,682 165,156
433,125 1,030,610 622,654 1,406,679
215,524 85,658 215,740 101,791
(341,692) (786,248) (393,109) (1,153,046)
306,957 330,020 445,285 355,424
1,009,225 458,677 1,449,554 334,743

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 1,425,561 $ 440,894
Net realized gains 418,476 2,749,490
Net change in unrealized appreciation/depreciation 13,393,954 2,168,301
Change in net assets resulting from operations 15,237,991 5,358,685
Distributions to Shareholders From:
Distributable earnings:
Class A (1,006,305) (455,639)
Class R (846,080) (318,886)
Class R6 (1,475,315) (746,675)
Institutional Service Class (952,307) (391,366)
Change in net assets from shareholder distributions (4,280,007) (1,912,566)
Change in net assets from capital transactions 7,726,112 6,140,941
Change in net assets 18,684,096 9,587,060
Net Assets:
Beginning of period 85,343,564 75,756,504
End of period $ 104,027,660 $ 85,343,564
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,556,932 $ 3,883,201
Dividends reinvested 1,006,305 455,639
Cost of shares redeemed (2,221,374) (4,025,880)
Total Class A Shares 341,863 312,960
Class R Shares
Proceeds from shares issued 1,387,277 2,917,255
Dividends reinvested 846,080 318,886
Cost of shares redeemed (1,268,746) (2,375,374)
Total Class R Shares 964,611 860,767
Class R6 Shares
Proceeds from shares issued 4,210,532 7,340,925
Dividends reinvested 1,475,315 746,675
Cost of shares redeemed (1,774,071) (6,436,196)
Total Class R6 Shares 3,911,776 1,651,404
Institutional Service Class Shares
Proceeds from shares issued 2,538,285 5,440,296
Dividends reinvested 952,307 391,366
Cost of shares redeemed (982,730) (2,515,852)
Total Institutional Service Class Shares 2,507,862 3,315,810
Change in net assets from capital transactions $ 7,726,112 $ 6,140,941

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 49
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 650,822 $ 209,546 $ 92,322 $ 27,527
182,512 1,026,388 6,548 14,744
6,300,837 1,101,633 961,852 139,675
7,134,171 2,337,567 1,060,722 181,946
(501,316) (226,714) (20,851) (13,561)
(184,253) (60,379) (9,777) (3,376)
(601,324) (292,648) (47,771) (28,084)
(482,438) (183,765) (59,337) (20,760)
(1,769,331) (763,506) (137,736) (65,781)
4,008,965 4,723,925 759,565 2,649,398
9,373,805 6,297,986 1,682,551 2,765,563
39,632,663 33,334,677 6,125,939 3,360,376
$ 49,006,468 $ 39,632,663 $ 7,808,490 $ 6,125,939
$ 1,132,480 $ 3,118,996 $ 301,291 $ 810,637
501,316 226,714 20,851 13,561
(2,338,671) (2,691,328) (786,493) (290,576)
(704,875) 654,382 (464,351) 533,622
1,087,142 1,068,945 204,149 319,873
184,253 60,379 9,777 3,376
(344,345) (562,457) (89,469) (77,610)
927,050 566,867 124,457 245,639
2,158,437 4,372,425 639,076 688,821
601,324 292,648 47,771 28,084
(922,668) (3,552,658) (186,111) (207,021)
1,837,093 1,112,415 500,736 509,884
1,957,169 4,266,131 858,334 1,526,070
482,438 183,765 59,337 20,760
(489,910) (2,059,635) (318,948) (186,577)
1,949,697 2,390,261 598,723 1,360,253
$ 4,008,965 $ 4,723,925 $ 759,565 $ 2,649,398

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Target Destination Funds
Nationwide Destination 2055 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 114,343 310,951
Reinvested 75,435 38,415
Redeemed (163,863) (318,346)
Total Class A Shares 25,915 31,020
Class R Shares
Issued 102,196 233,762
Reinvested 63,855 27,214
Redeemed (94,254) (191,381)
Total Class R Shares 71,797 69,595
Class R6 Shares
Issued 306,256 580,102
Reinvested 109,364 61,873
Redeemed (129,470) (507,597)
Total Class R6 Shares 286,150 134,378
Institutional Service Class Shares
Issued 185,392 430,271
Reinvested 70,751 32,569
Redeemed (71,850) (198,426)
Total Institutional Service Class Shares 184,293 264,414
Total change in shares 568,155 499,407

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 51
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
98,362 293,094 24,925 73,606
43,937 22,449 1,736 1,290
(203,492) (251,110) (67,742) (26,713)
(61,193) 64,433 (41,081) 48,183
94,279 100,781 16,771 29,120
16,234 6,045 817 324
(29,929) (52,977) (7,631) (6,890)
80,584 53,849 9,957 22,554
184,832 407,208 51,752 62,284
52,426 28,519 3,971 2,629
(78,965) (329,609) (14,921) (18,698)
158,293 106,118 40,802 46,215
168,060 398,600 69,968 137,828
42,098 17,999 4,936 1,945
(42,428) (192,702) (26,173) (16,624)
167,730 223,897 48,731 123,149
345,414 448,297 58,409 240,101

52 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 2,714,290 $ 1,712,307
Net realized gains 455,606 2,558,818
Net change in unrealized appreciation/depreciation 5,946,257 224,510
Change in net assets resulting from operations 9,116,153 4,495,635
Distributions to Shareholders From:
Distributable earnings:
Class A (813,560) (781,309)
Class R (1,363,318) (1,281,859)
Class R6 (1,853,280) (1,771,281)
Institutional Service Class (924,996) (965,975)
Change in net assets from shareholder distributions (4,955,154) (4,800,424)
Change in net assets from capital transactions (872,608) (13,789,818)
Change in net assets 3,288,391 (14,094,607)
Net Assets:
Beginning of period 96,287,538 110,382,145
End of period $ 99,575,929 $ 96,287,538
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,020,262 $ 1,383,895
Dividends reinvested 812,149 781,309
Cost of shares redeemed (1,963,795) (4,493,543)
Total Class A Shares (131,384) (2,328,339)
Class R Shares
Proceeds from shares issued 677,011 2,426,921
Dividends reinvested 1,363,318 1,281,859
Cost of shares redeemed (3,519,572) (9,945,297)
Total Class R Shares (1,479,243) (6,236,517)
Class R6 Shares
Proceeds from shares issued 2,696,373 4,317,295
Dividends reinvested 1,853,280 1,771,281
Cost of shares redeemed (3,040,558) (8,197,058)
Total Class R6 Shares 1,509,095 (2,108,482)
Institutional Service Class Shares
Proceeds from shares issued 1,094,999 2,967,787
Dividends reinvested 924,996 965,975
Cost of shares redeemed (2,791,071) (7,050,242)
Total Institutional Service Class Shares (771,076) (3,116,480)
Change in net assets from capital transactions $ (872,608) $ (13,789,818)

Target Destination Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 53
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 140,612 194,498
Reinvested 112,784 112,805
Redeemed (271,298) (629,016)
Total Class A Shares (17,902) (321,713)
Class R Shares
Issued 93,627 342,549
Reinvested 190,674 186,195
Redeemed (488,979) (1,393,656)
Total Class R Shares (204,678) (864,912)
Class R6 Shares
Issued 364,528 601,801
Reinvested 256,915 254,492
Redeemed (415,420) (1,148,458)
Total Class R6 Shares 206,023 (292,165)
Institutional Service Class Shares
Issued 150,190 414,314
Reinvested 128,438 139,181
Redeemed (384,323) (986,037)
Total Institutional Service Class Shares (105,695) (432,542)
Total change in shares (122,252) (1,911,332)

54 - Financial Highlights - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
1
Nationwide Destination 2025 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 7.90 $ 0.21 $ 0.59 $ 0.80 $ (0.22) $ (0.33) $ — $ (0.55) $ 8.15 10.06% $ 31,419 0.59% 5.03% 0.59% 7.53%
10/31/2023 7.91 0.10 0.21 0.31 (0.12) (0.20) — (0.32) 7.90 3.92% 29,613 0.59% 1.27% 0.59% 29.94%
10/31/2022 10.49 0.26 (1.90) (1.64) (0.30) (0.64) — (0.94) 7.91 (17.10)% 31,071 0.59% 2.89% 0.59% 35.82%
10/31/2021 9.02 0.22 1.48 1.70 (0.23) — — (0.23) 10.49 19.06% 40,093 0.61% 2.15% 0.61% 41.52%
10/31/2020 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) 9.02 4.23% 34,947 0.62% 4.45% 0.62% 35.10%
10/31/2019 9.46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) 9.52 10.20% 35,709 0.63% 1.88% 0.63% 60.90%(g)
Class R Shares
4/30/2024 (Unaudited) 7.86 0.21 0.58 0.79 (0.21) (0.33) — (0.54) 8.11 10.00% 29,015 0.89% 5.03% 0.89% 7.53%
10/31/2023 7.87 0.08 0.20 0.28 (0.09) (0.20) — (0.29) 7.86 3.62% 31,112 0.88% 1.01% 0.88% 29.94%
10/31/2022 10.45 0.23 (1.89) (1.66) (0.28) (0.64) — (0.92) 7.87 (17.37)% 36,146 0.89% 2.62% 0.89% 35.82%
10/31/2021 8.99 0.19 1.48 1.67 (0.21) — — (0.21) 10.45 18.73% 53,769 0.88% 1.91% 0.88% 41.52%
10/31/2020 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) 8.99 3.94% 50,822 0.89% 4.16% 0.89% 35.10%
10/31/2019 9.43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) 9.49 9.94% 61,566 0.88% 1.63% 0.88% 60.90%(g)
Class R6 Shares
4/30/2024 (Unaudited) 7.97 0.23 0.61 0.84 (0.24) (0.33) — (0.57) 8.24 10.47% 52,122 0.14% 5.56% 0.14% 7.53%
10/31/2023 7.98 0.15 0.20 0.35 (0.16) (0.20) — (0.36) 7.97 4.45% 50,431 0.14% 1.78% 0.14% 29.94%
10/31/2022 10.58 0.30 (1.92) (1.62) (0.34) (0.64) — (0.98) 7.98 (16.78)% 53,971 0.13% 3.36% 0.13% 35.82%
10/31/2021 9.10 0.27 1.49 1.76 (0.28) — — (0.28) 10.58 19.56% 71,166 0.14% 2.63% 0.14% 41.52%
10/31/2020 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) 9.10 4.72% 61,606 0.13% 5.03% 0.13% 35.10%
10/31/2019 9.53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) 9.60 10.79% 69,059 0.13% 2.38% 0.13% 60.90%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 7.91 0.22 0.59 0.81 (0.22) (0.33) — (0.55) 8.17 10.29% 40,382 0.39% 5.23% 0.39% 7.53%
10/31/2023 7.92 0.12 0.21 0.33 (0.14) (0.20) — (0.34) 7.91 4.15% 38,860 0.39% 1.49% 0.39% 29.94%
10/31/2022 10.51 0.27 (1.90) (1.63) (0.32) (0.64) — (0.96) 7.92 (17.01)% 40,181 0.38% 3.01% 0.38% 35.82%
10/31/2021 9.04 0.30 1.42 1.72 (0.25) — — (0.25) 10.51 19.28% 50,249 0.38% 2.98% 0.38% 41.52%
10/31/2020 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) 9.04 4.48% 133,496 0.39% 4.79% 0.39% 35.10%
10/31/2019 9.47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) 9.54 10.57% 132,986 0.38% 2.11% 0.38% 60.90%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2024 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 7.79 $ 0.18 $ 0.80 $ 0.98 $ (0.19) $ (0.37) $ — $ (0.56) $ 8.21 12.66% $ 40,537 0.63% 4.39% 0.63% 7.92%
10/31/2023 7.62 0.07 0.30 0.37 (0.08) (0.12) — (0.20) 7.79 4.96% 37,153 0.63% 0.87% 0.63% 34.02%
10/31/2022 10.23 0.26 (1.98) (1.72) (0.31) (0.58) — (0.89) 7.62 (18.43)% 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
10/31/2020 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) 8.46 3.47% 42,902 0.62% 5.09% 0.62% 30.90%
10/31/2019 9.17 0.16 0.69 0.85 (0.17) (0.73) — (0.90) 9.12 10.82% 46,687 0.62% 1.83% 0.62% 58.52% (g)
Class R Shares
4/30/2024 (Unaudited) 7.72 0.17 0.79 0.96 (0.19) (0.37) — (0.56) 8.12 12.43% 41,502 0.88% 4.12% 0.88% 7.92%
10/31/2023 7.55 0.05 0.30 0.35 (0.06) (0.12) — (0.18) 7.72 4.70% 38,483 0.88% 0.65% 0.88% 34.02%
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) — (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
10/31/2020 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) 8.40 3.27% 54,535 0.89% 4.80% 0.89% 30.90%
10/31/2019 9.11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) 9.06 10.57% 65,304 0.88% 1.59% 0.88% 58.52%(g)
Class R6 Shares
4/30/2024 (Unaudited) 7.86 0.20 0.81 1.01 (0.20) (0.37) — (0.57) 8.30 12.96% 65,215 0.14% 4.89% 0.14% 7.92%
10/31/2023 7.70 0.11 0.30 0.41 (0.13) (0.12) — (0.25) 7.86 5.42% 59,896 0.14% 1.36% 0.14% 34.02%
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) — (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
10/31/2020 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) 8.54 4.08% 67,722 0.13% 5.57% 0.13% 30.90%
10/31/2019 9.23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) 9.19 11.38% 71,007 0.13% 2.33% 0.13% 58.52%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 7.80 0.19 0.80 0.99 (0.20) (0.37) — (0.57) 8.22 12.70% 54,830 0.39% 4.52% 0.39% 7.92%
10/31/2023 7.64 0.09 0.29 0.38 (0.10) (0.12) — (0.22) 7.80 5.14% 46,584 0.39% 1.14% 0.39% 34.02%
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) — (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
10/31/2020 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) 8.48 3.84% 136,957 0.39% 5.39% 0.39% 30.90%
10/31/2019 9.18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) 9.13 11.06% 136,658 0.38% 2.05% 0.38% 58.52%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

56 - Financial Highlights - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.57 $ 0.18 $ 1.04 $ 1.22 $ (0.20) $ (0.41) $ — $ (0.61) $ 9.18 14.34% $ 40,277 0.62% 3.85% 0.62% 7.00%
10/31/2023 8.26 0.06 0.41 0.47 (0.07) (0.09) — (0.16) 8.57 5.67% 36,171 0.59% 0.69% 0.59% 38.67%
10/31/2022 11.20 0.31 (2.27) (1.96) (0.37) (0.61) — (0.98) 8.26 (19.19)% 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
10/31/2020 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) 8.93 2.74% 40,556 0.64% 5.68% 0.64% 29.44%
10/31/2019 9.83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) 9.84 11.11% 40,363 0.63% 1.76% 0.63% 62.73%(g)
Class R Shares
4/30/2024 (Unaudited) 8.47 0.16 1.04 1.20 (0.19) (0.41) — (0.60) 9.07 14.32% 35,447 0.88% 3.65% 0.88% 7.00%
10/31/2023 8.17 0.04 0.39 0.43 (0.04) (0.09) — (0.13) 8.47 5.29% 31,954 0.88% 0.42% 0.88% 38.67%
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) — (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
10/31/2020 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) 8.86 2.56% 44,852 0.89% 5.43% 0.89% 29.44%
10/31/2019 9.77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) 9.77 10.77% 57,946 0.88% 1.52% 0.88% 62.73%(g)
Class R6 Shares
4/30/2024 (Unaudited) 8.66 0.20 1.06 1.26 (0.21) (0.41) — (0.62) 9.30 14.67% 64,453 0.14% 4.33% 0.14% 7.00%
10/31/2023 8.36 0.10 0.41 0.51 (0.12) (0.09) — (0.21) 8.66 6.07% 55,823 0.14% 1.15% 0.14% 38.67%
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) — (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
10/31/2020 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) 9.02 3.23% 54,648 0.13% 6.16% 0.13% 29.44%
10/31/2019 9.90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) 9.92 11.69% 57,568 0.13% 2.22% 0.13% 62.73%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.59 0.19 1.04 1.23 (0.20) (0.41) — (0.61) 9.21 14.49% 51,572 0.39% 4.03% 0.39% 7.00%
10/31/2023 8.29 0.08 0.40 0.48 (0.09) (0.09) — (0.18) 8.59 5.80% 44,095 0.38% 0.89% 0.38% 38.67%
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) — (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
10/31/2020 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) 8.95 3.04% 109,526 0.39% 5.99% 0.39% 29.44%
10/31/2019 9.84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) 9.85 11.37% 110,607 0.38% 1.95% 0.38% 62.73%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2024 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.44 $ 0.15 $ 1.18 $ 1.33 $ (0.17) $ (0.42) $ — $ (0.59) $ 9.18 15.96% $ 37,585 0.61% 3.30% 0.61% 6.58%
10/31/2023 8.11 0.05 0.46 0.51 (0.05) (0.13) — (0.18) 8.44 6.42% 34,234 0.59% 0.54% 0.59% 39.67%
10/31/2022 11.07 0.32 (2.32) (2.00) (0.38) (0.58) — (0.96) 8.11 (19.74)% 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
10/31/2020 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) 8.62 2.52% 37,083 0.64% 6.05% 0.64% 25.82%
10/31/2019 9.64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) 9.61 11.29% 36,369 0.63% 1.64% 0.63% 69.69%(g)
Class R Shares
4/30/2024 (Unaudited) 8.34 0.14 1.17 1.31 (0.17) (0.42) — (0.59) 9.06 15.83% 36,302 0.88% 3.03% 0.88% 6.58%
10/31/2023 8.02 0.02 0.46 0.48 (0.03) (0.13) — (0.16) 8.34 6.07% 32,634 0.88% 0.26% 0.88% 39.67%
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) — (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
10/31/2020 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) 8.55 2.29% 38,170 0.89% 5.78% 0.89% 25.82%
10/31/2019 9.59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) 9.55 10.94% 45,988 0.88% 1.42% 0.88% 69.69%(g)
Class R6 Shares
4/30/2024 (Unaudited) 8.56 0.17 1.21 1.38 (0.18) (0.42) — (0.60) 9.34 16.35% 52,157 0.14% 3.74% 0.14% 6.58%
10/31/2023 8.23 0.09 0.47 0.56 (0.10) (0.13) — (0.23) 8.56 6.87% 43,852 0.14% 0.99% 0.14% 39.67%
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) — (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
10/31/2020 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) 8.73 3.04% 45,122 0.13% 6.53% 0.13% 25.82%
10/31/2019 9.72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) 9.71 11.98% 48,038 0.13% 2.12% 0.13% 69.69%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.52 0.16 1.21 1.37 (0.18) (0.42) — (0.60) 9.29 16.23% 48,047 0.38% 3.50% 0.38% 6.58%
10/31/2023 8.19 0.07 0.46 0.53 (0.07) (0.13) — (0.20) 8.52 6.58% 39,760 0.39% 0.75% 0.39% 39.67%
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) — (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
10/31/2020 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) 8.69 2.79% 92,565 0.39% 6.44% 0.39% 25.82%
10/31/2019 9.69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) 9.67 11.63% 90,087 0.38% 1.84% 0.38% 69.69%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

58 - Financial Highlights - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.84 $ 0.15 $ 1.33 $ 1.48 $ (0.17) $ (0.41) $ — $ (0.58) $ 9.74 16.86% $ 35,964 0.62% 3.02% 0.62% 5.10%
10/31/2023 8.49 0.04 0.52 0.56 (0.05) (0.16) — (0.21) 8.84 6.62% 32,102 0.59% 0.44% 0.59% 39.90%
10/31/2022 11.73 0.36 (2.48) (2.12) (0.42) (0.70) — (1.12) 8.49 (20.02)% 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
10/31/2020 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) 9.01 2.32% 32,437 0.64% 6.34% 0.64% 21.81%
10/31/2019 10.07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) 10.06 11.63% 33,168 0.63% 1.62% 0.63% 69.22%(g)
Class R Shares
4/30/2024 (Unaudited) 8.68 0.13 1.31 1.44 (0.16) (0.41) — (0.57) 9.55 16.76% 33,396 0.88% 2.75% 0.88% 5.10%
10/31/2023 8.34 0.01 0.51 0.52 (0.02) (0.16) — (0.18) 8.68 6.31% 28,642 0.88% 0.16% 0.88% 39.90%
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) — (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
10/31/2020 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) 8.90 2.09% 32,296 0.89% 6.08% 0.89% 21.81%
10/31/2019 9.99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) 9.96 11.22% 36,321 0.88% 1.40% 0.88% 69.22%(g)
Class R6 Shares
4/30/2024 (Unaudited) 8.95 0.17 1.35 1.52 (0.18) (0.41) — (0.59) 9.88 17.14% 52,989 0.14% 3.47% 0.14% 5.10%
10/31/2023 8.59 0.08 0.53 0.61 (0.09) (0.16) — (0.25) 8.95 7.16% 43,996 0.14% 0.90% 0.14% 39.90%
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) — (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
10/31/2020 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) 9.10 2.86% 42,418 0.13% 6.89% 0.13% 21.81%
10/31/2019 10.14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) 10.13 12.10% 44,918 0.13% 2.09% 0.13% 69.22%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.85 0.15 1.35 1.50 (0.18) (0.41) — (0.59) 9.76 17.04% 37,646 0.38% 3.18% 0.38% 5.10%
10/31/2023 8.49 0.06 0.52 0.58 (0.06) (0.16) — (0.22) 8.85 6.95% 31,418 0.39% 0.65% 0.39% 39.90%
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) — (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
10/31/2020 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) 9.00 2.56% 66,390 0.38% 6.65% 0.38% 21.81%
10/31/2019 10.06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) 10.04 11.82% 62,071 0.38% 1.81% 0.38% 69.22%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2024 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 7.87 $ 0.12 $ 1.24 $ 1.36 $ (0.14) $ (0.29) $ — $ (0.43) $ 8.80 17.49% $ 34,588 0.63% 2.79% 0.63% 5.07%
10/31/2023 7.55 0.03 0.47 0.50 (0.03) (0.15) — (0.18) 7.87 6.76% 29,613 0.63% 0.34% 0.63% 41.66%
10/31/2022 10.31 0.32 (2.23) (1.91) (0.37) (0.48) — (0.85) 7.55 (20.20)% 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
10/31/2020 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) 7.86 2.06% 28,152 0.64% 6.40% 0.64% 19.73%
10/31/2019 8.73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) 8.82 11.58% 28,021 0.63% 1.61% 0.63% 72.55%(g)
Class R Shares
4/30/2024 (Unaudited) 7.69 0.10 1.22 1.32 (0.13) (0.29) — (0.42) 8.59 17.36% 35,423 0.88% 2.47% 0.88% 5.07%
10/31/2023 7.38 0.01 0.46 0.47 (0.01) (0.15) — (0.16) 7.69 6.52% 28,872 0.88% 0.10% 0.88% 41.66%
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) — (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
10/31/2020 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) 7.73 1.83% 31,629 0.89% 6.10% 0.89% 19.73%
10/31/2019 8.61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) 8.69 11.34% 33,975 0.88% 1.36% 0.88% 72.55%(g)
Class R6 Shares
4/30/2024 (Unaudited) 7.93 0.14 1.24 1.38 (0.16) (0.29) — (0.45) 8.86 17.65% 46,417 0.13% 3.31% 0.13% 5.07%
10/31/2023 7.60 0.07 0.48 0.55 (0.07) (0.15) — (0.22) 7.93 7.37% 37,864 0.14% 0.84% 0.14% 41.66%
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) — (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
10/31/2020 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) 7.89 2.66% 35,350 0.13% 6.88% 0.13% 19.73%
10/31/2019 8.76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) 8.84 11.97% 35,860 0.13% 2.07% 0.13% 72.55%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 7.88 0.13 1.24 1.37 (0.15) (0.29) — (0.44) 8.81 17.62% 39,811 0.38% 2.99% 0.38% 5.07%
10/31/2023 7.56 0.05 0.47 0.52 (0.05) (0.15) — (0.20) 7.88 7.01% 32,116 0.39% 0.59% 0.39% 41.66%
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) — (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
10/31/2020 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) 7.86 2.43% 51,492 0.38% 6.76% 0.38% 19.73%
10/31/2019 8.72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) 8.81 11.86% 47,013 0.38% 1.76% 0.38% 72.55%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

60 - Financial Highlights - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 12.22 $ 0.18 $ 1.96 $ 2.14 $ (0.22) $ (0.38) $ — $ (0.60) $ 13.76 17.69% $ 23,829 0.61% 2.72% 0.61% 4.17%
10/31/2023 11.69 0.04 0.76 0.80 (0.05) (0.22) — (0.27) 12.22 6.94% 20,848 0.62% 0.35% 0.62% 39.07%
10/31/2022 15.89 0.49 (3.44) (2.95) (0.58) (0.67) — (1.25) 11.69 (20.15)% 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
10/31/2020 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) 12.06 1.92% 17,889 0.64% 6.44% 0.64% 18.49%
10/31/2019 13.32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) 13.53 11.45% 17,369 0.63% 1.58% 0.63% 77.13%(g)
Class R Shares
4/30/2024 (Unaudited) 12.14 0.17 1.93 2.10 (0.21) (0.38) — (0.59) 13.65 17.48% 20,337 0.88% 2.46% 0.88% 4.17%
10/31/2023 11.61 0.01 0.76 0.77 (0.02) (0.22) — (0.24) 12.14 6.71% 17,210 0.88% 0.09% 0.88% 39.07%
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) — (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
10/31/2020 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) 12.02 1.65% 15,729 0.89% 6.10% 0.89% 18.49%
10/31/2019 13.28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) 13.49 11.22% 17,224 0.88% 1.32% 0.88% 77.13%(g)
Class R6 Shares
4/30/2024 (Unaudited) 12.35 0.22 1.97 2.19 (0.23) (0.38) — (0.61) 13.93 17.96% 36,069 0.13% 3.20% 0.13% 4.17%
10/31/2023 11.81 0.11 0.76 0.87 (0.11) (0.22) — (0.33) 12.35 7.47% 28,446 0.14% 0.84% 0.14% 39.07%
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) — (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
10/31/2020 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) 12.15 2.47% 22,742 0.13% 6.94% 0.13% 18.49%
10/31/2019 13.39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) 13.61 12.03% 21,833 0.13% 2.00% 0.13% 77.13%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 12.33 0.20 1.97 2.17 (0.23) (0.38) — (0.61) 13.89 17.76% 23,793 0.38% 2.92% 0.38% 4.17%
10/31/2023 11.79 0.07 0.77 0.84 (0.08) (0.22) — (0.30) 12.33 7.21% 18,840 0.39% 0.58% 0.39% 39.07%
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) — (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
10/31/2020 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) 12.13 2.15% 27,503 0.38% 6.72% 0.38% 18.49%
10/31/2019 13.38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) 13.60 11.76% 23,767 0.38% 1.71% 0.38% 77.13%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - April 30, 2024 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 10.40 $ 0.15 $ 1.69 $ 1.84 $ (0.18) $ (0.28) $ — $ (0.46) $ 11.78 17.83% $ 13,153 0.63% 2.68% 0.63% 6.13%
10/31/2023 9.91 0.04 0.65 0.69 (0.04) (0.16) — (0.20) 10.40 7.02% 12,247 0.64% 0.34% 0.64% 41.00%
10/31/2022 13.46 0.41 (2.92) (2.51) (0.50) (0.54) — (1.04) 9.91 (20.22)% 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
10/31/2020 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) 10.18 1.92% 8,944 0.63% 6.27% 0.63% 17.95%
10/31/2019 10.74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) 11.11 11.45% 7,567 0.63% 1.51% 0.63% 77.38%(g)
Class R Shares
4/30/2024 (Unaudited) 10.34 0.13 1.69 1.82 (0.18) (0.28) — (0.46) 11.70 17.68% 5,538 0.88% 2.27% 0.88% 6.13%
10/31/2023 9.86 0.01 0.65 0.66 (0.02) (0.16) — (0.18) 10.34 6.71% 4,060 0.88% 0.08% 0.88% 41.00%
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) — (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
10/31/2020 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) 10.15 1.53% 3,101 0.88% 6.19% 0.88% 17.95%
10/31/2019 10.73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) 11.10 11.22% 2,318 0.88% 1.24% 0.88% 77.38%(g)
Class R6 Shares
4/30/2024 (Unaudited) 10.45 0.18 1.71 1.89 (0.20) (0.28) — (0.48) 11.86 18.18% 16,434 0.13% 3.12% 0.13% 6.13%
10/31/2023 9.97 0.09 0.65 0.74 (0.10) (0.16) — (0.26) 10.45 7.42% 12,832 0.14% 0.84% 0.14% 41.00%
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) — (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
10/31/2020 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) 10.21 2.29% 7,417 0.13% 7.07% 0.13% 17.95%
10/31/2019 10.77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) 11.15 12.06% 5,821 0.13% 1.96% 0.13% 77.38%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 10.44 0.16 1.71 1.87 (0.19) (0.28) — (0.47) 11.84 18.03% 13,881 0.38% 2.82% 0.38% 6.13%
10/31/2023 9.96 0.06 0.65 0.71 (0.07) (0.16) — (0.23) 10.44 7.14% 10,493 0.39% 0.58% 0.39% 41.00%
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) — (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
10/31/2020 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) 10.20 2.08% 12,771 0.38% 6.75% 0.38% 17.95%
10/31/2019 10.76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) 11.14 11.80% 8,444 0.38% 1.73% 0.38% 77.38%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

62 - Financial Highlights - April 30, 2024 (Unaudited) - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 10.73 $ 0.14 $ 1.78 $ 1.92 $ (0.18) $ (0.07) $ — $ (0.25) $ 12.40 17.95% $ 1,187 0.63% 2.31% 0.63% 16.18%
10/31/2023 10.17 0.03 0.67 0.70 (0.04) (0.10) — (0.14) 10.73 6.97% 1,468 0.63% 0.29% 0.63% 34.99%
10/31/2022 13.43 0.32 (2.88) (2.56) (0.50) (0.20) — (0.70) 10.17 (20.06)% 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
10/31/2020(g) 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) 10.11 5.37% 81 0.63% 8.75% 0.63% 3.65%
Class R Shares
4/30/2024 (Unaudited) 10.69 0.12 1.78 1.90 (0.18) (0.07) — (0.25) 12.34 17.80% 658 0.88% 2.01% 0.88% 16.18%
10/31/2023 10.14 0.01 0.67 0.68 (0.03) (0.10) — (0.13) 10.69 6.76% 464 0.88% 0.05% 0.88% 34.99%
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) — (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
10/31/2020(g) 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) 10.11 5.27% 33 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
4/30/2024 (Unaudited) 10.76 0.18 1.78 1.96 (0.20) (0.07) — (0.27) 12.45 18.27% 2,625 0.13% 2.96% 0.13% 16.18%
10/31/2023 10.20 0.09 0.67 0.76 (0.10) (0.10) — (0.20) 10.76 7.50% 1,830 0.13% 0.82% 0.13% 34.99%
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) — (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
10/31/2020(g) 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) 10.12 5.70% 1,075 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
4/30/2024 (Unaudited) 10.75 0.16 1.78 1.94 (0.19) (0.07) — (0.26) 12.43 18.13% 3,338 0.38% 2.69% 0.38% 16.18%
10/31/2023 10.19 0.06 0.67 0.73 (0.07) (0.10) — (0.17) 10.75 7.22% 2,364 0.39% 0.54% 0.39% 34.99%
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) — (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
10/31/2020(g) 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) 10.11 5.45%(h) 6 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - April 30, 2024 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 6.89 $ 0.19 $ 0.46 $ 0.65 $ (0.19) $ (0.16) $ (0.35) $ 7.19 9.49% $ 16,930 0.59% 5.20% 0.59% 6.81%
10/31/2023 6.95 0.10 0.14 0.24 (0.12) (0.18) (0.30) 6.89 3.42% 16,350 0.58% 1.47% 0.58% 21.72%
10/31/2022 9.09 0.22 (1.53) (1.31) (0.26) (0.57) (0.83) 6.95 (15.90)% 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
10/31/2020 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) 8.20 5.18% 32,709 0.60% 3.74% 0.60% 31.60%
10/31/2019 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) 8.44 9.13% 5,844 0.61% 2.02% 0.61% 64.58%(g)
Class R Shares
4/30/2024 (Unaudited) 6.85 0.18 0.46 0.64 (0.18) (0.16) (0.34) 7.15 9.43% 27,080 0.89% 4.97% 0.89% 6.81%
10/31/2023 6.91 0.08 0.13 0.21 (0.09) (0.18) (0.27) 6.85 3.10% 27,378 0.88% 1.17% 0.88% 21.72%
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
10/31/2020 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) 8.16 4.88% 52,827 0.88% 3.51% 0.88% 31.60%
10/31/2019 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) 8.40 8.83% 18,483 0.89% 1.76% 0.89% 64.58%(g)
Class R6 Shares
4/30/2024 (Unaudited) 6.91 0.21 0.46 0.67 (0.21) (0.16) (0.37) 7.21 9.71% 36,952 0.14% 5.68% 0.14% 6.81%
10/31/2023 6.98 0.14 0.13 0.27 (0.16) (0.18) (0.34) 6.91 3.85% 33,990 0.13% 1.92% 0.13% 21.72%
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
10/31/2020 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) 8.23 5.66% 58,625 0.13% 4.46% 0.13% 31.60%
10/31/2019 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) 8.47 9.60% 13,854 0.13% 2.50% 0.13% 64.58%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 6.90 0.20 0.46 0.66 (0.20) (0.16) (0.36) 7.20 9.59% 18,614 0.39% 5.42% 0.39% 6.81%
10/31/2023 6.96 0.12 0.13 0.25 (0.13) (0.18) (0.31) 6.90 3.67% 18,569 0.38% 1.68% 0.38% 21.72%
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
10/31/2020 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) 8.21 5.40% 101,569 0.38% 4.40% 0.38% 31.60%
10/31/2019 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) 8.45 9.35% 25,844 0.38% 2.21% 0.38% 64.58%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

64 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets

Target Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 65
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,850,951 $ – $ – $ 6,850,951
Investment Companies 134,549,215 – – 134,549,215
Short-Term Investment 11,460,519 – – 11,460,519
Total $ 152,860,685 $ – $ – $ 152,860,685
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,131,735 $ – $ – $ 11,131,735
Investment Companies 182,507,283 – – 182,507,283
Short-Term Investment 8,501,597 – – 8,501,597
Total $ 202,140,615 $ – $ – $ 202,140,615

66 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Target Destination Funds
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,359,402 $ – $ – $ 12,359,402
Investment Companies 175,394,458 – – 175,394,458
Short-Term Investment 3,960,505 – – 3,960,505
Total $ 191,714,365 $ – $ – $ 191,714,365
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,607,838 $ – $ – $ 12,607,838
Investment Companies 159,836,079 – – 159,836,079
Short-Term Investment 1,456,553 – – 1,456,553
Total $ 173,900,470 $ – $ – $ 173,900,470
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,575,207 $ – $ – $ 12,575,207
Investment Companies 146,718,141 – – 146,718,141
Short-Term Investment 685,763 – – 685,763
Total $ 159,979,111 $ – $ – $ 159,979,111
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,932,242 $ – $ – $ 12,932,242
Investment Companies 143,386,035 – – 143,386,035
Total $ 156,318,277 $ – $ – $ 156,318,277
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,835,151 $ – $ – $ 8,835,151
Investment Companies 95,231,511 – – 95,231,511
Total $ 104,066,662 $ – $ – $ 104,066,662
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,101,448 $ – $ – $ 4,101,448
Investment Companies 44,924,746 – – 44,924,746
Total $ 49,026,194 $ – $ – $ 49,026,194

Target Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 67
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, Funds that had overdrawn balances were as follows:
(c) Securities Lending
During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 642,289 $ – $ – $ 642,289
Investment Companies 7,167,179 – – 7,167,179
Total $ 7,809,468 $ – $ – $ 7,809,468
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,301,855 $ – $ – $ 4,301,855
Investment Companies 87,242,186 – – 87,242,186
Short-Term Investment 7,980,282 – – 7,980,282
Total $ 99,524,323 $ – $ – $ 99,524,323
Fund
U.S. Dollar
Amount
Destination 2055 $ 24,862
Destination 2060 80,276

68 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Target Destination Funds
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
As of April 30, 2024, the Funds did not have any portfolio securities on loan.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2024, the Funds did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Target Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 69
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2024, the Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2024, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the

70 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Target Destination Funds
respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2024, the Funds imposed aggregate front-end sales charges of $12,358. From these fees, NFD retained a portion amounting to $1,728.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the six months ended April 30, 2024, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2024, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.20% 0.25% 0.25%
Destination 2030 0.24 0.25 0.25
Destination 2035 0.24 0.25 0 .25
Destination 2040 0.23 0.25 0.25
Destination 2045 0.24 0.25 0.25
Destination 2050 0.24 0.25 0.25
Destination 2055 0.23 0.25 0.25
Destination 2060 0.24 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination Retirement 0.20 0.25 0.25
Fund Amount
Destination 2025 $ 121,188
Destination 2030 167,781
Destination 2035 154,673
Destination 2040 145,656
Destination 2045 128,705
Destination 2050 130,663
Destination 2055 79,331
Destination 2060 38,220
Destination 2065 5,779
Destination Retirement 76,350

Target Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 71
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the six months ended April 30, 2024 were as follows:
Fund
% of Shares
Outstanding
Owned
Destination 2025 25.01%
Destination 2030 26.11
Destination 2035 27.02
Destination 2040 26.01
Destination 2045 23.18
Destination 2050 19.61
Destination 2055 32.29
Destination 2060 30.03
Destination 2065 55.93
Destination Retirement 23.22
Destination 2025
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 867,774 8,025,276 825,539 (664,160) (44,017) 344,194 8,486,832 265,314 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 452,304 5,110,869 32,763 (1,110,845) 87,778 909,055 5,029,620 32,763 —
Nationwide International
Index Fund, Class R6 1,498,223 13,655,015 435,562 (2,833,473) 438,690 1,578,458 13,274,252 231,522 —
Nationwide Mid Cap Market
Index Fund, Class R6 164,264 2,840,337 207,754 (738,933) 117,540 309,933 2,736,631 21,903 159,577
Nationwide Multi-Cap
Portfolio, Class R6 ** 1,408,897 20,865,395 557,180 (5,550,075) 1,457,757 2,774,707 20,104,964 — —
Nationwide Small Cap Index
Fund, Class R6 24,351 418,363 2,669 (229,403) 85,372 (3,292) 273,709 2,504 165
Nationwide U.S. 130/30
Equity Portfolio, Class R6 766,941 9,406,856 558,780 (2,295,122) 248,260 1,138,798 9,057,572 467,962 46,398
Nationwide Bond Portfolio,
Class R6 8,034,386 63,336,542 6,149,807 (3,992,934) (841,365) 1,390,606 66,042,656 2,893,267 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,080,745 8,765,028 1,926,012 (1,325,447) (185,639) 363,025 9,542,979 109,769 —
Total 132,423,681 10,696,066 (18,740,392) 1,364,376 8,805,484 134,549,215 4,025,004 206,140

72 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Target Destination Funds
Destination 2030
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 808,901 6,987,293 905,174 (248,493) (15,189) 282,266 7,911,051 236,120 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 857,452 8,705,466 145,326 (1,052,704) 89,533 1,647,249 9,534,870 58,804 —
Nationwide International
Index Fund, Class R6 2,925,743 23,521,310 787,975 (1,941,853) 94,459 3,460,190 25,922,081 420,596 —
Nationwide Mid Cap Market
Index Fund, Class R6 351,359 5,467,393 423,349 (862,466) 112,283 713,077 5,853,636 44,440 321,686
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,689,744 35,034,425 990,637 (4,992,621) 1,182,790 6,167,423 38,382,654 — —
Nationwide Small Cap Index
Fund, Class R6 241,206 2,648,635 46,385 (487,739) 96,895 406,979 2,711,155 19,598 1,283
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,459,016 15,898,289 1,311,112 (2,384,656) 251,210 2,155,025 17,230,980 831,530 82,446
Nationwide Bond Portfolio,
Class R6 8,434,087 61,776,804 9,624,344 (2,456,858) (523,821) 907,723 69,328,192 2,882,384 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 637,901 4,740,472 833,046 (42,976) (10,613) 112,735 5,632,664 60,759 —
Total 164,780,087 15,067,348 (14,470,366) 1,277,547 15,852,667 182,507,283 4,554,231 405,415
Destination 2035
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 554,393 4,606,396 756,781 (118,857) (7,030) 184,677 5,421,967 158,279 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 963,103 9,588,559 125,767 (915,995) 77,612 1,833,761 10,709,704 65,187 —
Nationwide International
Index Fund, Class R6 3,312,098 26,078,454 935,513 (1,631,975) 79,604 3,883,595 29,345,191 470,413 —
Nationwide Mid Cap Market
Index Fund, Class R6 478,517 7,179,480 741,118 (1,043,427) 90,152 1,004,763 7,972,086 59,311 429,711
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,006,898 38,445,396 1,075,782 (4,733,998) 1,048,655 7,072,599 42,908,434 — —
Nationwide Small Cap Index
Fund, Class R6 420,419 4,106,931 270,785 (449,243) 42,745 754,289 4,725,507 32,445 2,125
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,659,256 17,646,524 1,416,700 (2,122,304) 198,186 2,456,705 19,595,811 930,432 92,252
Nationwide Bond Portfolio,
Class R6 6,389,253 44,409,497 9,207,843 (1,304,705) (282,860) 489,868 52,519,643 2,143,000 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 248,711 1,801,338 366,748 (9,966) (2,462) 40,457 2,196,115 23,265 —
Total 153,862,575 14,897,037 (12,330,470) 1,244,602 17,720,714 175,394,458 3,882,332 524,088
Destination 2040
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 340,309 2,719,388 527,019 (23,177) (1,774) 106,765 3,328,221 94,239 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,028,501 9,949,536 110,207 (598,583) 40,399 1,935,372 11,436,931 67,841 —
Nationwide International
Index Fund, Class R6 3,501,550 27,171,627 1,833,145 (2,096,185) 44,234 4,070,912 31,023,733 485,256 —
Nationwide Mid Cap Market
Index Fund, Class R6 559,081 8,180,537 716,081 (808,520) 74,105 1,152,084 9,314,287 67,537 486,642

Target Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 73
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,206,338 39,885,020 1,244,133 (3,767,978) 685,097 7,708,170 45,754,442 — —
Nationwide Small Cap Index
Fund, Class R6 414,783 3,987,311 214,558 (293,210) 22,802 730,698 4,662,159 31,267 2,043
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,720,956 17,899,795 1,578,807 (1,834,626) 142,684 2,537,828 20,324,488 939,440 93,145
Nationwide Bond Portfolio,
Class R6 4,061,991 27,981,519 6,144,082 (870,267) (189,876) 324,108 33,389,566 1,333,976 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 68,205 467,524 125,254 — — 9,474 602,252 6,119 —
Total 138,242,257 12,493,286 (10,292,546) 817,671 18,575,411 159,836,079 3,025,675 581,830
Destination 2045
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 150,991 1,127,879 304,260 — — 44,557 1,476,696 40,379 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,004,575 9,555,721 87,414 (383,095) 33,186 1,877,646 11,170,872 66,094 —
Nationwide International
Index Fund, Class R6 3,582,793 26,892,493 1,738,275 (976,266) 5,221 4,083,825 31,743,548 491,051 —
Nationwide Mid Cap Market
Index Fund, Class R6 597,203 8,575,046 746,958 (652,037) 48,941 1,230,491 9,949,399 71,177 513,802
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,131,095 38,422,632 1,232,274 (3,087,619) 495,890 7,617,554 44,680,731 — —
Nationwide Small Cap Index
Fund, Class R6 394,928 3,807,876 222,089 (304,269) 22,576 690,715 4,438,987 29,452 1,928
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,700,427 17,397,996 1,326,230 (1,258,124) 99,509 2,516,433 20,082,044 927,163 91,928
Nationwide Bond Portfolio,
Class R6 2,819,448 19,347,763 4,420,467 (687,981) (142,878) 238,493 23,175,864 930,660 —
Total 125,127,406 10,077,967 (7,349,391) 562,445 18,299,714 146,718,141 2,555,976 607,658
Destination 2050
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 34,648 250,600 78,352 — — 9,904 338,856 9,012 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,033,389 9,420,955 435,162 (253,333) 5,750 1,882,754 11,491,288 66,067 —
Nationwide International
Index Fund, Class R6 3,520,207 25,769,487 2,298,486 (827,958) 10,123 3,938,899 31,189,037 471,231 —
Nationwide Mid Cap Market
Index Fund, Class R6 637,009 8,752,572 1,323,664 (788,857) 50,164 1,275,027 10,612,570 73,507 528,448
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,216,920 37,917,719 2,587,303 (2,639,441) 212,885 7,826,983 45,905,449 — —
Nationwide Small Cap Index
Fund, Class R6 399,564 3,688,285 513,467 (416,621) 23,071 682,902 4,491,104 28,889 1,881
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,738,639 17,015,650 2,169,340 (1,216,688) 71,255 2,493,768 20,533,325 912,595 90,483
Nationwide Bond Portfolio,
Class R6 2,290,074 15,161,622 4,481,132 (886,030) (168,769) 236,451 18,824,406 734,176 —
Total 117,976,890 13,886,906 (7,028,928) 204,479 18,346,688 143,386,035 2,295,477 620,812

74 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Target Destination Funds
Destination 2055
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 685,287 6,255,829 190,428 (84,857) 3,389 1,255,603 7,620,392 44,214 —
Nationwide International
Index Fund, Class R6 2,491,280 18,044,859 1,806,010 (534,691) (1,353) 2,757,912 22,072,737 334,413 —
Nationwide Mid Cap Market
Index Fund, Class R6 446,225 6,131,149 714,324 (327,040) 15,631 900,047 7,434,111 51,922 374,692
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,143,386 25,201,312 1,233,761 (1,210,261) 89,022 5,272,283 30,586,117 — —
Nationwide Small Cap Index
Fund, Class R6 270,725 2,501,598 255,134 (185,983) 4,956 467,248 3,042,953 19,776 1,294
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,175,565 11,452,983 1,320,079 (615,253) 29,243 1,696,366 13,883,418 622,184 61,689
Nationwide Bond Portfolio,
Class R6 1,288,538 8,629,159 2,753,613 (840,021) (135,004) 184,036 10,591,783 417,195 —
Total 78,216,889 8,273,349 (3,798,106) 5,884 12,533,495 95,231,511 1,489,704 437,675
Destination 2060
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 325,839 2,926,051 173,056 (60,384) (238) 584,848 3,623,333 20,567 —
Nationwide International
Index Fund, Class R6 1,174,329 8,430,324 1,097,173 (407,811) (2,313) 1,287,181 10,404,554 154,542 —
Nationwide Mid Cap Market
Index Fund, Class R6 223,408 3,009,316 493,916 (232,563) 1,711 449,605 3,721,985 25,363 182,496
Nationwide Multi-Cap
Portfolio, Class R6 ** 1,016,227 11,750,649 1,279,045 (1,018,644) 60,406 2,430,109 14,501,565 — —
Nationwide Small Cap Index
Fund, Class R6 134,496 1,221,193 190,400 (131,837) (2,308) 234,284 1,511,732 9,585 624
Nationwide U.S. 130/30
Equity Portfolio, Class R6 561,419 5,415,289 729,274 (324,334) 10,806 799,326 6,630,361 290,799 28,833
Nationwide Bond Portfolio,
Class R6 551,243 3,597,953 1,432,613 (523,716) (79,609) 103,975 4,531,216 174,830 —
Total 36,350,775 5,395,477 (2,699,289) (11,545) 5,889,328 44,924,746 675,686 211,953
Destination 2065
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 52,168 456,438 101,367 (64,289) (255) 86,851 580,112 3,003 —
Nationwide International
Index Fund, Class R6 188,433 1,304,341 358,560 (184,726) (3,293) 194,635 1,669,517 22,266 —
Nationwide Mid Cap Market
Index Fund, Class R6 36,790 485,855 137,090 (80,034) (6,463) 76,470 612,918 3,797 27,018
Nationwide Multi-Cap
Portfolio, Class R6 ** 163,099 1,831,245 477,536 (350,015) 12,061 356,589 2,327,416 — —
Nationwide Small Cap Index
Fund, Class R6 22,036 196,318 52,364 (35,879) (3,500) 38,382 247,685 1,420 92
Nationwide U.S. 130/30
Equity Portfolio, Class R6 90,655 844,875 267,849 (163,854) 5,093 116,675 1,070,638 41,917 4,156
Nationwide Bond Portfolio,
Class R6 80,157 506,182 340,363 (191,576) (15,635) 19,559 658,893 22,693 —
Total 5,625,254 1,735,129 (1,070,373) (11,992) 889,161 7,167,179 95,096 31,266

Target Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 75
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024. During the six months ended April 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, none of the Funds engaged in interfund lending.
Destination Retirement
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 592,351 5,620,643 382,901 (420,687) (22,603) 232,936 5,793,190 182,320 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 273,029 2,925,318 19,223 (482,778) 38,161 536,157 3,036,081 19,223 —
Nationwide International
Index Fund, Class R6 900,092 7,619,322 336,510 (1,114,806) 142,738 991,048 7,974,812 134,457 —
Nationwide Mid Cap Market
Index Fund, Class R6 97,494 1,556,002 103,318 (267,381) 38,188 194,129 1,624,256 12,462 90,857
Nationwide Multi-Cap
Portfolio, Class R6 ** 851,817 11,698,418 699,406 (2,647,728) 720,244 1,685,087 12,155,427 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 463,564 5,318,493 356,268 (986,777) 102,201 684,505 5,474,690 274,513 27,218
Nationwide Bond Portfolio,
Class R6 5,403,413 43,010,608 4,122,140 (3,103,149) (582,874) 969,326 44,416,051 1,948,853 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 766,442 6,595,954 188,485 (173,307) (15,544) 172,091 6,767,679 79,734 —
Total 84,344,758 6,208,251 (9,196,613) 420,511 5,465,279 87,242,186 2,651,562 118,075
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

76 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Target Destination Funds
6. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Destination 2025 $ 10,945,065 $ 19,679,786
Destination 2030 15,790,143 15,170,952
Destination 2035 15,699,159 12,922,324
Destination 2040 13,582,964 11,028,341
Destination 2045 11,420,185 7,865,598
Destination 2050 15,520,420 7,528,221
Destination 2055 9,431,187 4,118,514
Destination 2060 5,942,811 2,819,467
Destination 2065 1,877,353 1,124,986
Destination Retirement 6,351,956 9,603,073
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Target Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 77
10. Other
As of April 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
11. Federal Tax Information
As of April 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Destination 2025 58.22% 1
Destination 2030 59.25 1
Destination 2035 58.43 1
Destination 2040 69.58 2(a)
Destination 2045 63.11 1
Destination 2050 63.54 1
Destination 2055 77.32 2(a)
Destination 2060 79.47 3(a)
Destination 2065 89.14 3(a)
Destination Retirement 60.80 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 155,338,968 $ 11,809,634 $ (14,287,917) $ (2,478,283)
Destination 2030 194,478,374 21,128,256 (13,466,015) 7,662,241
Destination 2035 177,768,658 22,704,882 (8,759,175) 13,945,707
Destination 2040 155,907,577 23,321,269 (5,328,376) 17,992,893
Destination 2045 140,967,644 22,851,533 (3,840,066) 19,011,467
Destination 2050 137,029,318 22,163,827 (2,874,868) 19,288,959
Destination 2055 91,384,098 14,223,068 (1,540,504) 12,682,564
Destination 2060 42,953,354 6,567,102 (494,262) 6,072,840
Destination 2065 6,994,868 849,301 (34,701) 814,600
Destination Retirement 102,589,242 7,228,763 (10,293,682) (3,064,919)

78 - Supplemental Information - April 30, 2024 (Unaudited) - Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the
Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent

Target Destination Funds - April 30, 2024 (Unaudited) - Supplemental Information - 79
legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that although each Fund was shown to pay actual management fees higher than its peer group median
(or equal to its peer group median with respect to Nationwide Destination Retirement Fund), each Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median or if above a Fund’s peer group median, within what the Trustees considered a generally acceptable range of the Fund’s peer group median. The Trustees considered the Adviser’s statements that because the Funds invest in a blend of passive and semi-active underlying funds, the Funds are inherently more expensive than peer target date funds that invest solely in passive underlying funds and the
Adviser’s view that this approach offers the potential for improved performance (relative to using only passive underlying funds)
at a competitive price compared to peer target date funds. In addition, the Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures. The Trustees considered the Adviser’s statement that, because the Funds’ management fees are “unified fees,” the Adviser pays substantially all of the expenses of managing and operating the Funds out of its management fees, resulting in management fees that are higher than they would be if the management fees were paid on a traditional (not unified) basis. The Trustees also considered the Adviser’s statement that many of the Funds’ peers had significant management fee waivers or do not pay management fees, at least in part because their sponsors presumably earn revenues indirectly through the Funds’ investments in affiliated funds or through other related revenue sources.
The Trustees considered that each Fund other than Nationwide Destination 2025 Fund was shown to have experienced three-
year performance for the period ended June 30, 2023 within the third quintile of its performance universe (or the second quintile of its performance universe with respect to Nationwide Destination Retirement Fund, Nationwide Destination 2060 Fund, and
Nationwide Destination 2065 Fund). With respect to Nationwide Destination 2025 Fund, the Trustees noted that the Fund had experienced performance below its performance universe median, in the fourth quintile of its performance universe for the three-

80 - Supplemental Information - April 30, 2024 (Unaudited) - Target Destination Funds
year period ended June 30, 2023, and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the
Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Target Destination Funds - April 30, 2024 (Unaudited) - Management Information - 81
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

82 - Management Information - April 30, 2024 (Unaudited) - Target Destination Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Target Destination Funds - April 30, 2024 (Unaudited) - Management Information - 83
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

84 - Market Index Definitions - April 30, 2024 (Unaudited) - Target Destination Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Target Destination Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 85
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

86 - Market Index Definitions - April 30, 2024 (Unaudited) - Target Destination Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Target Destination Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 87
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

88 - Market Index Definitions - April 30, 2024 (Unaudited) - Target Destination Funds
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

Target Destination Funds - April 30, 2024 (Unaudited) - Glossary - 89
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

90 - Glossary - April 30, 2024 (Unaudited) - Target Destination Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Target Destination Funds - April 30, 2024 (Unaudited) - Glossary - 91
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-TD (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 9
Statements of Investments 12
Statements of Assets and Liabilities 18
Statements of Operations 22
Statements of Changes in Net Assets 24
Financial Highlights 36
Notes to Financial Statements 41
Supplemental Information 54
Management Information 57
Market Index Definitions 61
Glossary 66

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Mutual Funds
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Investor Destinations Aggresive Fund
Asset Allocation
1
Equity Funds 92.4%
Fixed Income Funds 7.7%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.5%
Nationwide International Index Fund, Class R6 15.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 12.2%
Nationwide Mid Cap Market Index Fund, Class R6 11.5%
iShares Core MSCI Emerging Markets ETF 7.8%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.7%
Nationwide Bond Portfolio, Class R6 6.4%
Nationwide International Small Cap Fund, Class R6 4.0%
Nationwide GQG US Quality Equity Fund, Class R6 2.2%
iShares Core S&P Small-Cap ETF 2.0%
Other Holdings 1.4%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Investor Destinations Moderately Aggresive Fund - April 30, 2024 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 77.6%
Fixed Income Funds 21.7%
Alternative Assets 0.8%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 25.5%
Nationwide Bond Portfolio, Class R6 19.2%
Nationwide International Index Fund, Class R6 12.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 11.0%
Nationwide Mid Cap Market Index Fund, Class R6 7.7%
iShares Core MSCI Emerging Markets ETF 7.2%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 6.8%
Nationwide International Small Cap Fund, Class R6 3.3%
iShares Core S&P Small-Cap ETF 2.0%
Nationwide Loomis Core Bond Fund, Class R6 2.0%
Other Holdings 2.9%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

6 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Asset Allocation
1
Equity Funds 58.0%
Fixed Income Funds 37.7%
Money Market Fund 3.6%
Alternative Assets 0.8%
Repurchase Agreement 0.1%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 23.1%
Nationwide Multi-Cap Portfolio, Class R6 20.1%
Nationwide International Index Fund, Class R6 9.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 8.7%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 5.5%
Nationwide Loomis Core Bond Fund, Class R6 5.0%
Nationwide Mid Cap Market Index Fund, Class R6 4.9%
iShares Core MSCI Emerging Markets ETF 4.1%
Nationwide Loomis Short Term Bond Fund, Class R6 4.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 3.6%
Other Holdings
#
11.7%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Investor Destinations Moderately Conservative Fund - April 30, 2024 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Fixed Income Funds 56.4%
Equity Funds 38.7%
Money Market Fund 4.2%
Alternative Assets 0.8%
Repurchase Agreement 0.6%
Liabilities in excess of other assets (0.7)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 32.6%
Nationwide Multi-Cap Portfolio, Class R6 13.3%
Nationwide Loomis Short Term Bond Fund, Class R6 8.1%
Nationwide International Index Fund, Class R6 6.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 6.1%
Nationwide Loomis Core Bond Fund, Class R6 4.9%
Nationwide Mid Cap Market Index Fund, Class R6 4.2%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 4.2%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 3.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
Other Holdings
#
13.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

8 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Asset Allocation
1
Fixed Income Funds 74.3%
Equity Funds 18.9%
Money Market Fund 5.2%
Alternative Assets 1.7%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 38.0%
Nationwide Loomis Short Term Bond Fund, Class R6 13.6%
Nationwide Multi-Cap Portfolio, Class R6 6.9%
Nationwide Loomis Core Bond Fund, Class R6 6.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.4%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.2%
iShares 20+ Year Treasury Bond ETF 4.2%
iShares 7-10 Year Treasury Bond ETF 3.9%
iShares U.S. Treasury Bond ETF 3.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 3.1%
Other Holdings 10.4%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Investor Destination Funds - April 30, 2024 (Unaudited) - Shareholder Expense Examples - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
(a)
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
(a)
Nationwide Investor Destinations Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 1,186.70 2.88 0.53
Hypothetical
(b)(c)
1,000.00 1,022.23 2.66 0.53
Class R Shares
Actual
(b)
1,000.00 1,185.30 4.51 0.83
Hypothetical
(b)(c)
1,000.00 1,020.74 4.17 0.83
Class R6 Shares
Actual
(b)
1,000.00 1,188.90 1.03 0.19
Hypothetical
(b)(c)
1,000.00 1,023.92 0.96 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,188.60 1.74 0.32
Hypothetical
(b)(c)
1,000.00 1,023.27 1.61 0.32
Service Class Shares
Actual
(b)
1,000.00 1,186.60 3.21 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59

10 - Shareholder Expense Examples - April 30, 2024 (Unaudited) - Investor Destination Funds
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
(a)
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
(a)
Nationwide Investor Destinations Moderately Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 1,162.70 2.85 0.53
Hypothetical
(b)(c)
1,000.00 1,022.23 2.66 0.53
Class R Shares
Actual
(b)
1,000.00 1,160.20 4.46 0.83
Hypothetical
(b)(c)
1,000.00 1,020.74 4.17 0.83
Class R6 Shares
Actual
(b)
1,000.00 1,163.90 1.02 0.19
Hypothetical
(b)(c)
1,000.00 1,023.92 0.96 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,164.00 1.61 0.30
Hypothetical
(b)(c)
1,000.00 1,023.37 1.51 0.30
Service Class Shares
Actual
(b)
1,000.00 1,162.80 3.17 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 1,130.80 2.81 0.53
Hypothetical
(b)(c)
1,000.00 1,022.23 2.66 0.53
Class R Shares
Actual
(b)
1,000.00 1,129.10 4.45 0.84
Hypothetical
(b)(c)
1,000.00 1,020.69 4.22 0.84
Class R6 Shares
Actual
(b)
1,000.00 1,132.50 1.01 0.19
Hypothetical
(b)(c)
1,000.00 1,023.92 0.96 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,132.40 1.33 0.25
Hypothetical
(b)(c)
1,000.00 1,023.62 1.26 0.25
Service Class Shares
Actual
(b)
1,000.00 1,129.60 3.12 0.59
Hypothetical
(b)(c)
1,000.00 1,021.93 2.97 0.59

Investor Destination Funds - April 30, 2024 (Unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
(a)
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
(a)
Nationwide Investor Destinations Moderately Conservative Fund
Class A Shares
Actual
(b)
1,000.00 1,097.90 2.82 0.54
Hypothetical
(b)(c)
1,000.00 1,022.18 2.72 0.54
Class R Shares
Actual
(b)
1,000.00 1,096.90 4.54 0.87
Hypothetical
(b)(c)
1,000.00 1,020.54 4.37 0.87
Class R6 Shares
Actual
(b)
1,000.00 1,100.20 1.20 0.23
Hypothetical
(b)(c)
1,000.00 1,023.72 1.16 0.23
Institutional Service Class Shares
Actual
(b)
1,000.00 1,100.50 1.57 0.30
Hypothetical
(b)(c)
1,000.00 1,023.37 1.51 0.30
Service Class Shares
Actual
(b)
1,000.00 1,098.40 3.23 0.62
Hypothetical
(b)(c)
1,000.00 1,021.78 3.12 0.62
Nationwide Investor Destinations Conservative Fund
Class A Shares
Actual
(b)
1,000.00 1,069.70 2.68 0.52
Hypothetical
(b)(c)
1,000.00 1,022.28 2.61 0.52
Class R Shares
Actual
(b)
1,000.00 1,066.90 4.47 0.87
Hypothetical
(b)(c)
1,000.00 1,020.54 4.37 0.87
Class R6 Shares
Actual
(b)
1,000.00 1,070.80 1.13 0.22
Hypothetical
(b)(c)
1,000.00 1,023.77 1.11 0.22
Institutional Service Class Shares
Actual
(b)
1,000.00 1,069.40 1.49 0.29
Hypothetical
(b)(c)
1,000.00 1,023.42 1.46 0.29
Service Class Shares
Actual
(b)
1,000.00 1,068.40 3.19 0.62
Hypothetical
(b)(c)
1,000.00 1,021.78 3.12 0.62
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
Investment Companies 89 .9%
Shares Value ($)
Equity Funds 82.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,418,289 49,131,370
Nationwide GQG US Quality
Equity Fund, Class R6(a) 907,488 14,066,066
Nationwide International Index
Fund, Class R6(a) 10,981,511 97,296,189
Nationwide International Small
Cap Fund, Class R6(a) 2,592,531 25,536,429
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,393,357 73,193,323
Nationwide Multi-Cap Portfolio,
Class R6*(a) 13,134,337 187,426,992
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 6,592,063 77,852,260
Total Equity Funds
(cost $399,134,552) 524,502,629
Fixed Income Funds 7.4%
Nationwide Bond Portfolio, Class
R6(a) 4,949,228 40,682,653
Nationwide Loomis Core Bond
Fund, Class R6(a) 663,862 6,080,976
Total Fixed Income Funds
(cost $49,884,192) 46,763,629
Total Investment Companies
(cost $449,018,744) 571,266,258
Exchange Traded Funds 10 .2%
Shares Value ($)
Equity Funds 9.9%
iShares Core MSCI Emerging
Markets ETF 960,991 49,635,185
iShares Core S&P Small-Cap
ETF 124,777 13,025,471
Total Equity Funds
(cost $62,923,102) 62,660,656
Fixed Income Fund 0.3%
iShares 7-10 Year Treasury
Bond ETF 20,341 1,859,778
Total Fixed Income Funds
(cost  $1,921,415) 1,859,778
Total Exchange Traded Funds
(cost $64,844,517) 64,520,434
Total Investments
(cost $513,863,261) — 100.1% 635,786,692
Liabilities in excess of other assets — (0.1)% (332,480)
NET ASSETS — 100.0% $ 635,454,212
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Aggressive Fund - April 30, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 90 .8%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 708,787 6,931,933
Total Alternative Assets
(cost $6,561,111) 6,931,933
Equity Funds 68.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,590,185 62,162,854
Nationwide GQG US Quality
Equity Fund, Class R6(a) 991,069 15,361,571
Nationwide International Index
Fund, Class R6(a) 12,784,141 113,267,492
Nationwide International Small
Cap Fund, Class R6(a) 3,040,644 29,950,346
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,224,656 70,382,773
Nationwide Multi-Cap Portfolio,
Class R6*(a) 16,405,531 234,106,930
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,525,460 100,685,681
Total Equity Funds
(cost $472,070,718) 625,917,647
Fixed Income Funds 21.7%
Nationwide Bond Portfolio, Class
R6(a) 21,455,627 176,365,256
Investment Companies
Shares Value ($)
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 517,025 4,565,330
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,966,340 18,011,672
Total Fixed Income Funds
(cost $217,873,644) 198,942,258
Total Investment Companies
(cost $696,505,473) 831,791,838
Exchange Traded Funds 9 .3%
Equity Funds 9.3%
iShares Core MSCI Emerging
Markets ETF 1,277,810 65,998,886
iShares Core S&P Small-Cap
ETF 179,335 18,720,781
Total Exchange Traded Funds
(cost $85,023,277) 84,719,667
Total Investments
(cost $781,528,750) — 100.1% 916,511,505
Liabilities in excess of other assets — (0.1)% (465,607)
NET ASSETS — 100.0% $ 916,045,898
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 85 .3%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 531,510 5,198,171
Total Alternative Assets
(cost $4,959,005) 5,198,171
Equity Funds 51.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,359,805 37,361,036
Nationwide GQG US Quality
Equity Fund, Class R6(a) 464,707 7,202,956
Nationwide International Index
Fund, Class R6(a) 7,121,212 63,093,937
Nationwide International Small
Cap Fund, Class R6(a) 1,122,314 11,054,794
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,975,814 32,917,063
Nationwide Multi-Cap Portfolio,
Class R6*(a) 9,542,098 136,165,736
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 4,995,311 58,994,628
Total Equity Funds
(cost $254,453,044) 346,790,150
Fixed Income Funds 33.2%
Nationwide Bond Portfolio, Class
R6(a) 19,015,243 156,305,296
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 753,656 6,654,780
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,705,222 33,939,829
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,759,181 27,012,380
Total Fixed Income Funds
(cost $245,702,997) 223,912,285
Total Investment Companies
(cost $505,115,046) 575,900,606
Exchange Traded Funds 11 .2%
Equity Funds 6.7%
iShares Core MSCI Emerging
Markets ETF 535,796 27,673,863
iShares Core S&P Small-Cap
ETF 168,099 17,547,855
Total Equity Funds
(cost $46,020,368) 45,221,718
Fixed Income Funds 4.5%
iShares 20+ Year Treasury Bond
ETF 109,691 9,676,940
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury Bond
ETF(b) 119,681 10,942,434
iShares U.S. Treasury Bond ETF 443,950 9,835,712
Total Fixed Income Funds
(cost $37,730,560) 30,455,086
Total Exchange Traded Funds
(cost $83,750,928) 75,676,804
Short-Term Investment 3 .6%
Money Market Fund 3 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (c) 24,419,957 24,419,957
Total Short-Term Investment
(cost $24,419,957)
24,419,957
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase price
$843,875, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054; total
market value $860,752.(d)
(e) 843,750 843,750
Total Repurchase Agreement
(cost $843,750) 843,750
Total Investments
(cost $614,129,681) — 100.2% 676,841,117
Liabilities in excess of other assets — (0.2)% (1,143,744)
NET ASSETS — 100.0% $ 675,697,373
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $822,870, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$843,750.
(c) Represents 7-day effective yield as of April 30, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $843,750.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Conservative Fund - April 30, 2024 (Unaudited) - Statement of Investments - 15
Investment Companies 84 .2%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 199,238 1,948,548
Total Alternative Assets
(cost $1,889,121) 1,948,548
Equity Funds 34.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 855,815 9,516,660
Nationwide International Index
Fund, Class R6(a) 1,740,203 15,418,198
Nationwide International Small
Cap Fund, Class R6(a) 182,663 1,799,232
Nationwide Mid Cap Market
Index Fund, Class R6(a) 635,391 10,585,620
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,334,445 33,312,527
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,284,205 15,166,457
Total Equity Funds
(cost $60,369,991) 85,798,694
Fixed Income Funds 48.9%
Nationwide Bond Portfolio, Class
R6(a) 9,922,169 81,560,226
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 847,627 7,484,543
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,342,054 12,293,212
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,061,612 20,183,183
Total Fixed Income Funds
(cost $134,184,645) 121,521,164
Total Investment Companies
(cost $196,443,757) 209,268,406
Exchange Traded Funds 11 .7%
Equity Funds 4.2%
iShares Core MSCI Emerging
Markets ETF 139,185 7,188,905
iShares Core S&P Small-Cap
ETF(b) 30,940 3,229,827
Total Equity Funds
(cost $10,196,522) 10,418,732
Fixed Income Funds 7.5%
iShares 20+ Year Treasury Bond
ETF 54,843 4,838,249
iShares 7-10 Year Treasury Bond
ETF(b) 78,328 7,161,529
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 291,784 6,464,475
Total Fixed Income Funds
(cost $22,547,276) 18,464,253
Total Exchange Traded Funds
(cost $32,743,798) 28,882,985
Short-Term Investment 4 .2%
Money Market Fund 4 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (c) 10,538,294 10,538,294
Total Short-Term Investment
(cost $10,538,294)
10,538,294
Repurchase Agreement 0 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase price
$1,547,104, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054; total
market value $1,578,045.
(d)(e) 1,546,875 1,546,875
Total Repurchase Agreement
(cost $1,546,875) 1,546,875
Total Investments
(cost $241,272,724) — 100.7% 250,236,560
Liabilities in excess of other assets — (0.7)% (1,670,889)
NET ASSETS — 100.0% $ 248,565,671
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April
30, 2024 was $4,738,317, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,546,875 and by $3,361,274 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 5.00%, and maturity dates ranging from
6/11/2024 – 8/15/2052, a total value of $4,908,149.
(c) Represents 7-day effective yield as of April 30, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $1,546,875.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 81 .7%
Shares Value ($)
Alternative Assets 1.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 500,353 4,893,454
Total Alternative Assets
(cost $4,736,608) 4,893,454
Equity Funds 17.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 551,195 6,129,289
Nationwide International Index
Fund, Class R6(a) 871,614 7,722,504
Nationwide International Small
Cap Fund, Class R6(a) 85,874 845,859
Nationwide Mid Cap Market
Index Fund, Class R6(a) 344,704 5,742,772
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,401,353 19,997,302
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 773,435 9,134,270
Total Equity Funds
(cost $32,477,124) 49,571,996
Fixed Income Funds 63.0%
Nationwide Bond Portfolio, Class
R6(a) 13,492,428 110,907,756
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,773,053 15,656,061
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,933,734 17,713,001
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,044,467 39,595,327
Total Fixed Income Funds
(cost $202,650,445) 183,872,145
Total Investment Companies
(cost $239,864,177) 238,337,595
Exchange Traded Funds 13 .2%
Equity Funds 1.9%
iShares Core MSCI Emerging
Markets ETF 90,471 4,672,827
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 7,633 796,809
Total Equity Funds
(cost $5,093,246) 5,469,636
Fixed Income Funds 11.3%
iShares 20+ Year Treasury Bond
ETF 138,379 12,207,795
iShares 7-10 Year Treasury
Bond ETF 123,922 11,330,189
iShares U.S. Treasury Bond
ETF(b) 417,885 9,258,242
Total Fixed Income Funds
(cost $42,056,355) 32,796,226
Total Exchange Traded Funds
(cost $47,149,601) 38,265,862
Short-Term Investment 5 .2%
Money Market Fund 5 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.24% (c) 15,242,658 15,242,658
Total Short-Term Investment
(cost $15,242,658)
15,242,658
Total Investments
(cost $302,256,436) — 100.1% 291,846,115
Liabilities in excess of other assets — (0.1)% (148,914)
NET ASSETS — 100.0% $ 291,697,201
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $1,217,649, which was collateralized
by $1,260,094 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 5.00%, and
maturity dates ranging from 6/11/2024 – 8/15/2052.
(c) Represents 7-day effective yield as of April 30, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

18 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 571,266,258
Investment securities of unaffiliated issuers, at value
*
64,520,434
Repurchase agreements, at value —
Cash 272,801
Interest and dividends receivable 253
Security lending income receivable —
Receivable for investments sold 241,444
Receivable for capital shares issued 99,330
Prepaid expenses 49,619
Total Assets 636,450,139
Liabilities:
Payable for investments purchased 272,716
Payable for capital shares redeemed 340,340
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 69,206
Fund administration fees 29,658
Distribution fees 88,250
Administrative servicing fees 136,000
Accounting and transfer agent fees 5,422
Trustee fees 1,200
Custodian fees 14,091
Compliance program costs (Note 3) 226
Professional fees 8,651
Printing fees 25,349
Other 4,818
Total Liabilities 995,927
Net Assets $ 635,454,212
* Includes value of securities on loan (Note 2) —
Cost of investment securities of affiliated issuers 449,018,744
Cost of investment securities of unaffiliated issuers 64,844,517
Cost of repurchase agreements —
Represented by:
Capital $ 517,249,860
Total distributable earnings (loss) 118,204,352
Net Assets $ 635,454,212

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 19
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 831,791,838 $ 575,900,606 $ 209,268,406 $ 238,337,595
84,719,667 100,096,761 39,421,279 53,508,520
— 843,750 1,546,875 —
130 1 1 —
176 105,073 45,220 65,606
— 228 562 253
— 39,015 87,577 102,020
250,601 109,667 36,856 52,291
54,236 51,806 47,688 46,378
916,816,648 677,146,907 250,454,464 292,112,663
103,591 — — —
146,016 148,560 159,677 147,763
— 843,750 1,546,875 —
99,379 73,138 26,889 31,614
34,917 30,332 22,546 23,372
117,877 88,761 33,391 38,478
181,417 178,054 60,586 109,099
8,446 7,265 3,847 5,120
1,874 1,448 586 815
20,028 25,355 7,267 11,495
325 241 87 108
10,129 9,059 6,733 7,119
37,468 35,053 18,448 38,697
9,283 8,518 1,861 1,782
770,750 1,449,534 1,888,793 415,462
$ 916,045,898 $ 675,697,373 $ 248,565,671 $ 291,697,201
— 822,870 4,738,317 1,217,649
696,505,473 505,115,046 196,443,757 239,864,177
85,023,277 108,170,885 43,282,092 62,392,259
— 843,750 1,546,875 —
$ 796,818,404 $ 626,960,992 $ 246,129,619 $ 312,399,853
119,227,494 48,736,381 2,436,052 (20,702,652)
$ 916,045,898 $ 675,697,373 $ 248,565,671 $ 291,697,201

20 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 81,814,878
Class R Shares 40,332,451
Class R6 Shares 250,179,892
Institutional Service Class Shares 3,908,711
Service Class Shares 259,218,280
Total $ 635,454,212
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 8,463,094
Class R Shares 4,352,315
Class R6 Shares 25,257,090
Institutional Service Class Shares 402,950
Service Class Shares 26,698,308
Total 65,173,757
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .67 (a)
Class R Shares $ 9 .27
Class R6 Shares $ 9 .91
Institutional Service Class Shares $ 9 .70
Service Class Shares $ 9 .71
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .26
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 21
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 136,810,945 $ 126,407,837 $ 66,944,084 $ 103,419,521
73,725,072 52,228,833 18,233,664 16,655,725
403,279,738 294,521,321 103,341,900 73,750,887
20,664,282 7,489,837 3,717,281 49,908,525
281,565,861 195,049,545 56,328,742 47,962,543
$ 916,045,898 $ 675,697,373 $ 248,565,671 $ 291,697,201
14,266,795 13,657,157 7,013,797 10,799,177
8,098,836 5,900,351 1,903,802 1,743,557
42,085,792 32,081,089 10,657,436 7,652,758
2,163,871 817,039 385,720 5,192,825
29,494,257 21,214,410 5,843,971 4,986,297
96,109,551 73,670,046 25,804,726 30,374,614
$ 9 .59 (a) $ 9 .26 (a) $ 9 .54 (a) $ 9 .58 (a)
$ 9 .10 $ 8 .85 $ 9 .58 $ 9 .55
$ 9 .58 $ 9 .18 $ 9 .70 $ 9 .64
$ 9 .55 $ 9 .17 $ 9 .64 $ 9 .61
$ 9 .55 $ 9 .19 $ 9 .64 $ 9 .62
$ 10 .18 $ 9 .82 $ 10 .12 $ 10 .16
5 .75% 5 .75% 5 .75% 5 .75%

22 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 8,502,153
Dividend income from unaffiliated issuers 1,005,203
Interest income (unaffiliated) 1,226
Income from securities lending (Note 2) 225
Total Income 9,508,807
EXPENSES:
Investment advisory fees 421,122
Fund administration fees 91,355
Distribution fees Class A 96,965
Distribution fees Class C(a) 21,957
Distribution fees Class R 103,011
Distribution fees Service Class 352,070
Administrative servicing fees Class A 34,914
Administrative servicing fees Class C(a) 659
Administrative servicing fees Class R 28,848
Administrative servicing fees Institutional Service Class 2,432
Administrative servicing fees Service Class 211,313
Registration and filing fees 40,762
Professional fees 15,392
Printing fees 12,021
Trustee fees 12,512
Custodian fees 3,078
Accounting and transfer agent fees 14,746
Compliance program costs (Note 3) 1,398
Other 11,973
Total Expenses 1,476,528
NET INVESTMENT INCOME 8,032,279
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 4,450,664
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 18,800,501
Transactions in investment securities of unaffiliated issuers (3,231,569)
Net realized gains (losses) 20,019,596
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 75,168,822
Investment securities of unaffiliated issuers 11,423,075
Net change in unrealized appreciation/depreciation 86,591,897
Net realized/unrealized gains (losses) 106,611,493
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 114,643,772
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 23
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 16,608,168 $ 13,039,821 $ 5,549,427 $ 7,391,914
1,333,760 1,900,405 868,802 1,367,924
1,903 1,204 451 379
1,497 3,538 1,919 1,906
17,945,328 14,944,968 6,420,599 8,762,123
607,210 450,612 165,494 200,384
122,475 96,344 48,438 54,505
165,596 150,236 78,061 110,720
30,563 43,513 33,842 105,400
185,279 129,709 45,386 41,777
380,662 265,124 76,678 66,004
59,626 54,095 18,738 22,147
917 1,306 1,693 5,272
51,888 38,921 12,711 12,536
11,780 2,287 1,396 18,904
228,481 159,132 42,953 39,615
41,004 42,949 41,076 40,771
20,041 16,047 8,802 9,469
17,912 15,570 4,907 12,436
18,034 13,382 4,856 5,896
4,393 — — —
22,322 19,618 10,321 13,876
2,021 1,507 555 677
15,477 10,246 4,263 6,922
1,985,681 1,510,598 600,170 767,311
15,959,647 13,434,370 5,820,429 7,994,812
4,422,190 2,201,313 660,030 375,796
12,881,334 5,712,456 (508,694) (631,212)
(3,468,005) (3,916,673) (1,279,315) (1,521,705)
13,835,519 3,997,096 (1,127,979) (1,777,121)
101,902,812 60,333,813 16,968,069 12,223,605
14,612,964 10,915,904 3,071,805 3,246,420
116,515,776 71,249,717 20,039,874 15,470,025
130,351,295 75,246,813 18,911,895 13,692,904
$ 146,310,942 $ 88,681,183 $ 24,732,324 $ 21,687,716

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 8,032,279 $ 7,378,345
Net realized gains 20,019,596 27,828,166
Net change in unrealized appreciation/depreciation 86,591,897 26,042,029
Change in net assets resulting from operations 114,643,772 61,248,540
Distributions to Shareholders From:
Distributable earnings:
Class A (4,116,867) (2,723,781)
Class C(a) (440,286) (277,756)
Class R (2,308,216) (1,330,013)
Class R6 (12,981,987) (8,718,226)
Institutional Service Class (206,192) (131,694)
Service Class (14,455,400) (16,192,477)
Change in net assets from shareholder distributions (34,508,948) (29,373,947)
Change in net assets from capital transactions (228,037,005) (63,119,324)
Change in net assets (147,902,181) (31,244,731)
Net Assets:
Beginning of period 783,356,393 814,601,124
End of period $ 635,454,212 $ 783,356,393

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 15,959,647 $ 13,549,853 $ 13,434,370 $ 13,611,672
13,835,519 36,571,425 3,997,096 23,444,813
116,515,776 29,906,029 71,249,717 11,223,306
146,310,942 80,027,307 88,681,183 48,279,791
(7,654,593) (5,327,451) (6,208,287) (4,566,080)
(670,871) (462,979) (842,492) (674,344)
(4,573,195) (2,874,400) (2,885,193) (1,852,790)
(23,714,359) (15,710,227) (16,428,112) (11,675,362)
(1,242,672) (822,076) (431,311) (279,366)
(16,921,004) (20,485,929) (10,821,615) (14,035,478)
(54,776,694) (45,683,062) (37,617,010) (33,083,420)
(300,315,326) (113,773,593) (196,019,005) (97,763,679)
(208,781,078) (79,429,348) (144,954,832) (82,567,308)
1,124,826,976 1,204,256,324 820,652,205 903,219,513
$ 916,045,898 $ 1,124,826,976 $ 675,697,373 $ 820,652,205

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 10,337,942 $ 4,699,629
Proceeds from shares issued from class conversion (Note 1)(a) 74,467 178,416
Dividends reinvested 3,527,058 2,320,010
Cost of shares redeemed (7,577,459) (19,500,292)
Total Class A Shares 6,362,008 (12,302,237)
Class C Shares
Proceeds from shares issued 120,500 574,611
Dividends reinvested 395,305 249,994
Cost of shares redeemed in class conversion (Note 1)(a) (74,467) (178,416)
Cost of shares redeemed (8,769,895) (1,892,268)
Total Class C Shares (8,328,557) (1,246,079)
Class R Shares
Proceeds from shares issued 1,690,597 4,011,769
Dividends reinvested 2,280,331 1,318,282
Cost of shares redeemed (4,854,476) (8,037,154)
Total Class R Shares (883,548) (2,707,103)
Class R6 Shares
Proceeds from shares issued 23,371,231 29,004,727
Dividends reinvested 12,780,076 8,539,395
Cost of shares redeemed (20,445,914) (68,740,616)
Total Class R6 Shares 15,705,393 (31,196,494)
Institutional Service Class Shares
Proceeds from shares issued 235,957 1,046,651
Dividends reinvested 131,058 90,184
Cost of shares redeemed (207,102) (1,532,680)
Total Institutional Service Class Shares 159,913 (395,845)
Service Class Shares
Proceeds from shares issued 13,840,573 25,440,434
Dividends reinvested 14,455,400 16,192,477
Cost of shares redeemed (269,348,187) (56,904,477)
Total Service Class Shares (241,052,214) (15,271,566)
Change in net assets from capital transactions $ (228,037,005) $ (63,119,324)

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 27
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 14,003,739 $ 8,065,852 $ 20,080,879 $ 9,293,975
68,689 345,825 187,078 734,268
6,479,697 4,599,870 5,199,092 3,900,897
(13,177,487) (46,124,894) (11,928,128) (41,883,620)
7,374,638 (33,113,347) 13,538,921 (27,954,480)
125,837 646,584 281,128 1,770,995
649,806 452,540 784,385 640,874
(68,689) (345,825) (187,078) (734,268)
(12,096,245) (4,391,784) (17,809,732) (8,238,645)
(11,389,291) (3,638,485) (16,931,297) (6,561,044)
2,944,431 5,779,753 1,927,033 5,854,149
4,547,414 2,864,179 2,884,814 1,852,581
(7,727,626) (21,805,846) (3,969,880) (14,999,505)
(235,781) (13,161,914) 841,967 (7,292,775)
21,486,365 54,574,188 13,409,977 42,587,735
23,525,413 15,588,644 16,280,059 11,560,563
(41,406,885) (101,881,577) (26,142,964) (81,154,042)
3,604,893 (31,718,745) 3,547,072 (27,005,744)
900,346 1,290,297 375,298 1,126,266
878,912 579,884 251,502 161,142
(1,777,692) (4,432,420) (759,891) (1,361,626)
1,566 (2,562,239) (133,091) (74,218)
8,440,429 25,511,464 7,329,963 18,243,929
16,921,004 20,485,929 10,821,615 14,035,478
(325,032,784) (75,576,256) (215,034,155) (61,154,825)
(299,671,351) (29,578,863) (196,882,577) (28,875,418)
$ (300,315,326) $ (113,773,593) $ (196,019,005) $ (97,763,679)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 1,081,900 534,605
Issued in class conversion (Note 1)(a) 8,094 20,041
Reinvested 378,440 278,694
Redeemed (793,604) (2,204,896)
Total Class A Shares 674,830 (1,371,556)
Class C Shares
Issued 13,950 69,845
Reinvested 45,542 32,257
Redeemed in class conversion (Note 1)(a) (8,691) (21,441)
Redeemed (986,605) (229,743)
Total Class C Shares (935,804) (149,082)
Class R Shares
Issued 185,319 474,957
Reinvested 254,786 164,977
Redeemed (519,959) (937,667)
Total Class R Shares (79,854) (297,733)
Class R6 Shares
Issued 2,376,608 3,195,164
Reinvested 1,339,631 997,705
Redeemed (2,096,166) (7,443,773)
Total Class R6 Shares 1,620,073 (3,250,904)
Institutional Service Class Shares
Issued 24,509 115,045
Reinvested 14,017 10,768
Redeemed (22,132) (168,246)
Total Institutional Service Class Shares 16,394 (42,433)
Service Class Shares
Issued 1,441,522 2,863,759
Reinvested 1,542,732 1,937,180
Redeemed (29,561,605) (6,384,968)
Total Service Class Shares (26,577,351) (1,584,029)
Total change in shares (25,281,712) (6,695,737)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 29
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
1,468,948 903,446 2,170,298 1,048,760
7,412 38,598 20,567 81,787
693,758 540,163 569,304 455,857
(1,380,445) (5,146,152) (1,286,601) (4,711,571)
789,673 (3,663,945) 1,473,568 (3,125,167)
14,337 76,459 31,210 207,017
74,348 56,497 89,338 77,955
(7,913) (40,995) (21,389) (84,890)
(1,356,367) (523,199) (2,004,319) (962,763)
(1,275,595) (431,238) (1,905,160) (762,681)
322,039 674,644 214,980 691,671
512,096 353,405 330,070 225,817
(845,941) (2,535,280) (450,182) (1,743,222)
(11,806) (1,507,231) 94,868 (825,734)
2,245,874 6,054,342 1,452,325 4,810,899
2,521,480 1,822,260 1,797,603 1,354,705
(4,393,258) (11,184,040) (2,845,687) (9,096,426)
374,096 (3,307,438) 404,241 (2,930,822)
95,442 145,084 41,410 126,869
94,507 68,078 27,805 18,916
(186,117) (496,280) (82,776) (154,668)
3,832 (283,118) (13,561) (8,883)
885,544 2,843,124 797,310 2,064,093
1,819,463 2,415,902 1,192,987 1,648,552
(35,683,064) (8,413,467) (24,130,321) (6,888,862)
(32,978,057) (3,154,441) (22,140,024) (3,176,217)
(33,097,857) (12,347,411) (22,086,068) (10,829,504)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 5,820,429 $ 5,750,868
Net realized gains (losses) (1,127,979) 5,253,002
Net change in unrealized appreciation/depreciation 20,039,874 1,802,832
Change in net assets resulting from operations 24,732,324 12,806,702
Distributions to Shareholders From:
Distributable earnings:
Class A (2,397,782) (1,785,107)
Class C(a) (465,505) (393,171)
Class R (717,260) (473,913)
Class R6 (4,313,404) (3,485,189)
Institutional Service Class (171,300) (129,320)
Service Class (2,434,042) (3,109,233)
Change in net assets from shareholder distributions (10,499,293) (9,375,933)
Change in net assets from capital transactions (51,046,956) (36,196,485)
Change in net assets (36,813,925) (32,765,716)
Net Assets:
Beginning of period 285,379,596 318,145,312
End of period $ 248,565,671 $ 285,379,596

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 31
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 7,994,812 $ 8,492,889
(1,777,121) (1,776,942)
15,470,025 4,991,068
21,687,716 11,707,015
(2,004,410) (1,726,064)
(817,265) (821,398)
(408,284) (328,163)
(2,013,514) (1,991,096)
(1,528,273) (1,905,803)
(1,292,791) (1,930,606)
(8,064,537) (8,703,130)
(60,848,681) (85,129,593)
(47,225,502) (82,125,708)
338,922,703 421,048,411
$ 291,697,201 $ 338,922,703

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 14,534,766 $ 5,209,137
Proceeds from shares issued from class conversion (Note 1)(a) 142,276 535,355
Dividends reinvested 2,049,664 1,544,734
Cost of shares redeemed (6,593,479) (15,702,436)
Total Class A Shares 10,133,227 (8,413,210)
Class C Shares
Proceeds from shares issued 56,738 508,442
Dividends reinvested 441,823 378,737
Cost of shares redeemed in class conversion (Note 1)(a) (142,276) (535,355)
Cost of shares redeemed (13,478,686) (7,334,903)
Total Class C Shares (13,122,401) (6,983,079)
Class R Shares
Proceeds from shares issued 1,090,085 2,766,248
Dividends reinvested 717,219 473,888
Cost of shares redeemed (1,861,419) (3,920,401)
Total Class R Shares (54,115) (680,265)
Class R6 Shares
Proceeds from shares issued 6,997,329 13,999,406
Dividends reinvested 4,285,227 3,449,286
Cost of shares redeemed (10,727,369) (28,407,315)
Total Class R6 Shares 555,187 (10,958,623)
Institutional Service Class Shares
Proceeds from shares issued 479,794 412,143
Dividends reinvested 104,995 80,647
Cost of shares redeemed (889,293) (766,219)
Total Institutional Service Class Shares (304,504) (273,429)
Service Class Shares
Proceeds from shares issued 2,054,033 7,476,403
Dividends reinvested 2,434,042 3,109,116
Cost of shares redeemed (52,742,425) (19,473,398)
Total Service Class Shares (48,254,350) (8,887,879)
Change in net assets from capital transactions $ (51,046,956) $ (36,196,485)

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 33
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 39,815,459 $ 13,403,466
436,852 943,387
1,823,734 1,552,330
(12,549,549) (21,087,762)
29,526,496 (5,188,579)
107,308 894,048
778,599 787,816
(436,852) (943,387)
(41,941,174) (26,840,493)
(41,492,119) (26,102,016)
2,335,104 3,137,181
407,353 327,464
(2,516,861) (4,838,913)
225,596 (1,374,268)
5,597,033 12,486,200
1,978,518 1,964,440
(6,224,963) (23,467,581)
1,350,588 (9,016,941)
1,560,463 4,916,697
1,300,990 1,626,100
(14,426,627) (42,799,422)
(11,565,174) (36,256,625)
2,912,067 10,060,982
1,277,652 1,918,036
(43,083,787) (19,170,182)
(38,894,068) (7,191,164)
$ (60,848,681) $ (85,129,593)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 1,515,129 558,418
Issued in class conversion (Note 1)(a) 14,846 57,468
Reinvested 214,735 169,127
Redeemed (685,485) (1,679,684)
Total Class A Shares 1,059,225 (894,671)
Class C Shares
Issued 6,038 55,380
Reinvested 46,754 42,053
Redeemed in class conversion (Note 1)(a) (14,986) (57,990)
Redeemed (1,419,268) (795,014)
Total Class C Shares (1,381,462) (755,571)
Class R Shares
Issued 112,728 295,652
Reinvested 74,939 51,787
Redeemed (194,245) (415,597)
Total Class R Shares (6,578) (68,158)
Class R6 Shares
Issued 713,826 1,474,922
Reinvested 441,918 371,416
Redeemed (1,107,024) (2,972,381)
Total Class R6 Shares 48,720 (1,126,043)
Institutional Service Class Shares
Issued 49,683 43,808
Reinvested 10,896 8,739
Redeemed (91,120) (81,716)
Total Institutional Service Class Shares (30,541) (29,169)
Service Class Shares
Issued 211,617 793,742
Reinvested 252,676 337,400
Redeemed (5,595,221) (2,063,580)
Total Service Class Shares (5,130,928) (932,438)
Total change in shares (5,441,564) (3,806,050)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 35
Nationwide Investor Destinations
Conservative Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
4,111,488 1,411,375
45,464 98,866
188,123 164,665
(1,298,263) (2,222,368)
3,046,812 (547,462)
11,165 94,348
80,768 84,349
(45,744) (99,499)
(4,358,619) (2,849,479)
(4,312,430) (2,770,281)
241,429 331,455
42,118 34,844
(261,211) (509,095)
22,336 (142,796)
574,749 1,307,057
202,863 207,130
(639,756) (2,446,493)
137,856 (932,306)
161,224 516,737
133,800 172,021
(1,487,672) (4,502,366)
(1,192,648) (3,813,608)
300,212 1,055,742
131,277 202,768
(4,546,778) (2,009,382)
(4,115,289) (750,872)
(6,413,363) (8,957,325)

36 - Financial Highlights - April 30, 2024 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.62 $ 0.11 $ 1.48 $ 1.59 $ (0.14) $ (0.40) $ — $ (0.54) $ 9.67 18.67% $ 81,815 0.53% 2.37% 0.53% 3.58%
10/31/2023 8.34 0.07 0.50 0.57 (0.07) (0.22) — (0.29) 8.62 7.07% 67,103 0.52% 0.83% 0.52% 14.54%
10/31/2022 11.10 0.36 (2.39) (2.03) (0.43) (0.30) — (0.73) 8.34 (19.58)% 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
10/31/2020 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) 8.32 1.70% 74,817 0.53% 5.82% 0.53% 16.63%
10/31/2019 9.69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) 9.46 11.65% 75,166 0.53% 1.74% 0.53% 57.66%(g)
Class R Shares
4/30/2024 (Unaudited) 8.28 0.10 1.41 1.51 (0.12) (0.40) — (0.52) 9.27 18.53% 40,332 0.83% 2.20% 0.83% 3.58%
10/31/2023 8.03 0.04 0.49 0.53 (0.06) (0.22) — (0.28) 8.28 6.76% 36,693 0.82% 0.52% 0.82% 14.54%
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) — (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
10/31/2020 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) 8.06 1.42% 44,326 0.85% 5.48% 0.85% 16.63%
10/31/2019 9.46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) 9.20 11.27% 53,276 0.85% 1.50% 0.85% 57.66%(g)
Class R6 Shares
4/30/2024 (Unaudited) 8.82 0.13 1.51 1.64 (0.15) (0.40) — (0.55) 9.91 18.89% 250,180 0.19% 2.75% 0.19% 3.58%
10/31/2023 8.52 0.11 0.51 0.62 (0.10) (0.22) — (0.32) 8.82 7.44% 208,392 0.18% 1.20% 0.18% 14.54%
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) — (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
10/31/2020 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) 8.48 2.12% 234,120 0.19% 5.86% 0.19% 16.63%
10/31/2019 9.83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) 9.61 11.98% 213,224 0.19% 2.06% 0.19% 57.66%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.64 0.13 1.48 1.61 (0.15) (0.40) — (0.55) 9.70 18.86% 3,909 0.32% 2.64% 0.32% 3.58%
10/31/2023 8.36 0.09 0.50 0.59 (0.09) (0.22) — (0.31) 8.64 7.23% 3,341 0.31% 1.02% 0.31% 14.54%
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) — (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
10/31/2020 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) 8.33 1.90% 4,059 0.30% 6.04% 0.30% 16.63%
10/31/2019 9.70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) 9.47 11.93% 6,971 0.29% 2.01% 0.29% 57.66%(g)
Service Class Shares
4/30/2024 (Unaudited) 8.64 0.11 1.48 1.59 (0.12) (0.40) — (0.52) 9.71 18.66% 259,218 0.59% 2.29% 0.59% 3.58%
10/31/2023 8.37 0.07 0.49 0.56 (0.07) (0.22) — (0.29) 8.64 6.89% 460,308 0.58% 0.75% 0.58% 14.54%
10/31/2022 11.13 0.35 (2.39) (2.04) (h) (0.42) (0.30) — (0.72) 8.37 (19.58)%(h) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
10/31/2020 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) 8.34 1.63% 526,542 0.59% 5.85% 0.59% 16.63%
10/31/2019 9.71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) 9.48 11.55% 611,178 0.59% 1.69% 0.59% 57.66%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

Investor Destination Funds - April 30, 2024 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.76 $ 0.16 $ 1.25 $ 1.41 $ (0.18) $ (0.40) $ — $ (0.58) $ 9.59 16.27% $ 136,811 0.53% 3.30% 0.53% 4.17%
10/31/2023 8.56 0.10 0.41 0.51 (0.09) (0.22) — (0.31) 8.76 6.15% 118,075 0.52% 1.06% 0.52% 14.63%
10/31/2022 11.22 0.36 (2.38) (2.02) (0.41) (0.23) — (0.64) 8.56 (19.07)% 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
10/31/2020 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) 8.78 2.84% 152,026 0.53% 5.72% 0.53% 20.97%
10/31/2019 10.08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) 9.79 11.40% 147,843 0.53% 1.97% 0.53% 55.29%(g)
Class R Shares
4/30/2024 (Unaudited) 8.35 0.14 1.18 1.32 (0.17) (0.40) — (0.57) 9.10 16.02% 73,725 0.83% 3.10% 0.83% 4.17%
10/31/2023 8.18 0.07 0.40 0.47 (0.08) (0.22) — (0.30) 8.35 5.87% 67,714 0.82% 0.77% 0.82% 14.63%
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) — (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
10/31/2020 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) 8.44 2.61% 94,195 0.85% 5.36% 0.85% 20.97%
10/31/2019 9.78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) 9.46 11.07% 112,622 0.84% 1.72% 0.84% 55.29%(g)
Class R6 Shares
4/30/2024 (Unaudited) 8.75 0.18 1.24 1.42 (0.19) (0.40) — (0.59) 9.58 16.39% 403,280 0.19% 3.71% 0.19% 4.17%
10/31/2023 8.55 0.13 0.41 0.54 (0.12) (0.22) — (0.34) 8.75 6.52% 364,873 0.18% 1.39% 0.18% 14.63%
10/31/2022 11.21 0.39 (2.37) (1.98) (h) (0.45) (0.23) — (0.68) 8.55 (18.80)%(h) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
10/31/2020 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) 8.76 3.20% 429,532 0.19% 5.83% 0.19% 20.97%
10/31/2019 10.06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) 9.77 11.81% 428,123 0.18% 2.30% 0.18% 55.29%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.72 0.17 1.24 1.41 (0.18) (0.40) — (0.58) 9.55 16.40% 20,664 0.30% 3.60% 0.30% 4.17%
10/31/2023 8.52 0.12 0.42 0.54 (0.12) (0.22) — (0.34) 8.72 6.48% 18,838 0.25% 1.33% 0.25% 14.63%
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) — (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
10/31/2020 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) 8.74 3.12% 18,652 0.26% 6.16% 0.26% 20.97%
10/31/2019 10.04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) 9.75 11.73% 20,760 0.28% 2.22% 0.28% 55.29%(g)
Service Class Shares
4/30/2024 (Unaudited) 8.72 0.15 1.25 1.40 (0.17) (0.40) — (0.57) 9.55 16.28% 281,566 0.59% 3.11% 0.59% 4.17%
10/31/2023 8.53 0.09 0.41 0.50 (0.09) (0.22) — (0.31) 8.72 6.03% 544,834 0.58% 0.96% 0.58% 14.63%
10/31/2022 11.18 0.35 (2.36) (2.01) (h) (0.41) (0.23) — (0.64) 8.53 (19.10)%(h) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
10/31/2020 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) 8.75 2.78% 670,020 0.59% 5.69% 0.59% 20.97%
10/31/2019 10.05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) 9.76 11.37% 798,173 0.58% 1.93% 0.58% 55.29%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

38 - Financial Highlights - April 30, 2024 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.65 $ 0.17 $ 0.96 $ 1.13 $ (0.19) $ (0.33) $ — $ (0.52) $ 9.26 13.08% $ 126,408 0.53% 3.66% 0.53% 5.01%
10/31/2023 8.55 0.13 0.28 0.41 (0.13) (0.18) — (0.31) 8.65 4.85% 105,356 0.52% 1.46% 0.52% 13.59%
10/31/2022 10.90 0.32 (2.10) (1.78) (0.35) (0.22) — (0.57) 8.55 (17.14)% 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
10/31/2020 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) 9.06 3.46% 142,689 0.53% 5.04% 0.53% 28.45%
10/31/2019 9.79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) 9.64 10.37% 137,179 0.53% 2.03% 0.53% 49.80%(g)
Class R Shares
4/30/2024 (Unaudited) 8.29 0.16 0.91 1.07 (0.18) (0.33) — (0.51) 8.85 12.91% 52,229 0.84% 3.53% 0.84% 5.01%
10/31/2023 8.21 0.10 0.26 0.36 (0.10) (0.18) — (0.28) 8.29 4.52% 48,147 0.83% 1.13% 0.83% 13.59%
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) — (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
10/31/2020 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) 8.74 3.15% 72,805 0.84% 4.75% 0.84% 28.45%
10/31/2019 9.52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) 9.33 9.90% 89,053 0.84% 1.77% 0.84% 49.80%(g)
Class R6 Shares
4/30/2024 (Unaudited) 8.58 0.19 0.94 1.13 (0.20) (0.33) — (0.53) 9.18 13.25% 294,521 0.19% 4.16% 0.19% 5.01%
10/31/2023 8.48 0.16 0.28 0.44 (0.16) (0.18) — (0.34) 8.58 5.25% 271,803 0.18% 1.80% 0.18% 13.59%
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) — (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
10/31/2020 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) 9.00 3.85% 381,614 0.19% 5.20% 0.19% 28.45%
10/31/2019 9.74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) 9.58 10.71% 369,916 0.19% 2.35% 0.19% 49.80%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.57 0.19 0.94 1.13 (0.20) (0.33) — (0.53) 9.17 13.24% 7,490 0.25% 4.14% 0.25% 5.01%
10/31/2023 8.47 0.15 0.28 0.43 (0.15) (0.18) — (0.33) 8.57 5.20% 7,117 0.24% 1.70% 0.24% 13.59%
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) — (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
10/31/2020 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) 8.99 3.74% 9,980 0.29% 5.25% 0.29% 28.45%
10/31/2019 9.73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) 9.57 10.60% 13,521 0.29% 2.39% 0.29% 49.80%(g)
Service Class Shares
4/30/2024 (Unaudited) 8.59 0.16 0.95 1.11 (0.18) (0.33) — (0.51) 9.19 12.96% 195,050 0.59% 3.59% 0.59% 5.01%
10/31/2023 8.49 0.12 0.28 0.40 (0.12) (0.18) — (0.30) 8.59 4.83% 372,366 0.58% 1.38% 0.58% 13.59%
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) — (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
10/31/2020 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) 9.00 3.40% 498,721 0.59% 5.01% 0.59% 28.45%
10/31/2019 9.74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) 9.58 10.26% 595,109 0.59% 1.98% 0.59% 49.80%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destination Funds - April 30, 2024 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 9.06 $ 0.20 $ 0.69 $ 0.89 $ (0.23) $ (0.18) $ — $ (0.41) $ 9.54 9.79% $ 66,944 0.54% 4.21% 0.54% 7.15%
10/31/2023 9.01 0.17 0.16 0.33 (0.17) (0.11) — (0.28) 9.06 3.58% 53,941 0.52% 1.79% 0.52% 12.97%
10/31/2022 11.01 0.27 (1.92) (1.65) (0.31) (0.04) — (0.35) 9.01 (15.39)% 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
10/31/2020 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) 9.74 4.20% 63,725 0.53% 3.96% 0.53% 29.33%
10/31/2019 9.90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) 9.99 9.11% 60,256 0.55% 2.10% 0.55% 42.30%(g)
Class R Shares
4/30/2024 (Unaudited) 9.09 0.20 0.68 0.88 (0.21) (0.18) — (0.39) 9.58 9.69% 18,234 0.87% 4.19% 0.87% 7.15%
10/31/2023 9.04 0.14 0.16 0.30 (0.14) (0.11) — (0.25) 9.09 3.23% 17,362 0.85% 1.45% 0.85% 12.97%
10/31/2022 11.05 0.25 (1.94) (1.69) (h) (0.28) (0.04) — (0.32) 9.04 (15.74)%(h) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
10/31/2020 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) 9.77 3.92% 27,757 0.88% 3.63% 0.88% 29.33%
10/31/2019 9.92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) 10.01 8.74% 34,742 0.87% 1.82% 0.87% 42.30%(g)
Class R6 Shares
4/30/2024 (Unaudited) 9.20 0.23 0.69 0.92 (0.24) (0.18) — (0.42) 9.70 10.02% 103,342 0.23% 4.82% 0.23% 7.15%
10/31/2023 9.14 0.20 0.17 0.37 (0.20) (0.11) — (0.31) 9.20 3.97% 97,558 0.21% 2.12% 0.21% 12.97%
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) — (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
10/31/2020 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) 9.87 4.48% 136,414 0.22% 4.23% 0.22% 29.33%
10/31/2019 10.02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) 10.12 9.47% 137,633 0.22% 2.43% 0.22% 42.30%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 9.14 0.23 0.69 0.92 (0.24) (0.18) — (0.42) 9.64 10.05% 3,717 0.30% 4.84% 0.30% 7.15%
10/31/2023 9.09 0.19 0.16 0.35 (0.19) (0.11) — (0.30) 9.14 3.80% 3,805 0.28% 2.04% 0.28% 12.97%
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) — (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
10/31/2020 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) 9.82 4.34% 5,454 0.37% 4.17% 0.37% 29.33%
10/31/2019 9.97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) 10.07 9.38% 8,865 0.35% 2.35% 0.35% 42.30%(g)
Service Class Shares
4/30/2024 (Unaudited) 9.14 0.21 0.69 0.90 (0.22) (0.18) — (0.40) 9.64 9.84% 56,329 0.62% 4.39% 0.62% 7.15%
10/31/2023 9.09 0.16 0.16 0.32 (0.16) (0.11) — (0.27) 9.14 3.47% 100,316 0.60% 1.71% 0.60% 12.97%
10/31/2022 11.11 0.27 (1.95) (1.68) (h) (0.30) (0.04) — (0.34) 9.09 (15.54)%(h) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
10/31/2020 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) 9.82 4.17% 135,199 0.63% 3.91% 0.63% 29.33%
10/31/2019 9.97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) 10.06 8.96% 151,770 0.63% 2.04% 0.63% 42.30%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

40 - Financial Highlights - April 30, 2024 (Unaudited) - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 9.19 $ 0.22 $ 0.42 $ 0.64 $ (0.25) $ — $ — $ (0.25) $ 9.58 6.97% $ 103,420 0.52% 4.47% 0.52% 7.66%
10/31/2023 9.19 0.21 — 0.21 (0.21) — — (0.21) 9.19 2.27% 71,279 0.51% 2.19% 0.51% 8.48%
10/31/2022 11.02 0.23 (1.72) (1.49) (0.26) (0.08) — (0.34) 9.19 (13.93)% 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
10/31/2020 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) 10.38 4.80% 88,254 0.54% 2.80% 0.54% 25.37%
10/31/2019 10.01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) 10.26 7.95% 84,754 0.54% 2.22% 0.54% 27.16%(g)
Class R Shares
4/30/2024 (Unaudited) 9.17 0.23 0.39 0.62 (0.24) — — (0.24) 9.55 6.69% 16,656 0.87% 4.78% 0.87% 7.66%
10/31/2023 9.17 0.18 — 0.18 (0.18) — — (0.18) 9.17 1.92% 15,786 0.86% 1.85% 0.86% 8.48%
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) — (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
10/31/2020 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) 10.36 4.55% 27,980 0.87% 2.50% 0.87% 25.37%
10/31/2019 9.99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) 10.23 7.51% 28,864 0.87% 1.90% 0.87% 27.16%(g)
Class R6 Shares
4/30/2024 (Unaudited) 9.25 0.26 0.40 0.66 (0.27) — — (0.27) 9.64 7.08% 73,751 0.22% 5.41% 0.22% 7.66%
10/31/2023 9.24 0.24 0.01 0.25 (0.24) — — (0.24) 9.25 2.68% 69,514 0.21% 2.50% 0.21% 8.48%
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) — (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
10/31/2020 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) 10.44 5.22% 102,890 0.21% 3.11% 0.21% 25.37%
10/31/2019 10.07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) 10.31 8.16% 92,131 0.21% 2.52% 0.21% 27.16%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 9.23 0.27 0.37 0.64 (0.26) — — (0.26) 9.61 6.94% 49,909 0.29% 5.50% 0.29% 7.66%
10/31/2023 9.22 0.24 — 0.24 (0.23) — — (0.23) 9.23 2.58% 58,910 0.30% 2.48% 0.30% 8.48%
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) — (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
10/31/2020 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) 10.41 5.04% 177,189 0.29% 3.13% 0.29% 25.37%
10/31/2019 10.04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) 10.29 8.21% 219,476 0.28% 2.49% 0.28% 27.16%(g)
Service Class Shares
4/30/2024 (Unaudited) 9.23 0.24 0.39 0.63 (0.24) — — (0.24) 9.62 6.84% 47,963 0.62% 4.97% 0.62% 7.66%
10/31/2023 9.22 0.20 0.01 0.21 (0.20) — — (0.20) 9.23 2.27% 84,008 0.61% 2.09% 0.61% 8.48%
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) — (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
10/31/2020 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) 10.42 4.80% 122,605 0.61% 2.75% 0.61% 25.37%
10/31/2019 10.05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) 10.29 7.74% 117,677 0.61% 2.14% 0.61% 27.16%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 41
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective February 12,
2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for
Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

42 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Investor Destination Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 64,520,434 $ – $ – $ 64,520,434
Investment Companies 571,266,258 – – 571,266,258
Total $ 635,786,692 $ – $ – $ 635,786,692
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 84,719,667 $ – $ – $ 84,719,667
Investment Companies 831,791,838 – – 831,791,838
Total $ 916,511,505 $ – $ – $ 916,511,505
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 75,676,804 $ – $ – $ 75,676,804
Investment Companies 575,900,606 – – 575,900,606
Repurchase Agreement – 843,750 – 843,750
Short-Term Investment 24,419,957 – – 24,419,957
Total $ 675,997,367 $ 843,750 $ – $ 676,841,117

Investor Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 43
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, the Funds did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 28,882,985 $ – $ – $ 28,882,985
Investment Companies 209,268,406 – – 209,268,406
Repurchase Agreement – 1,546,875 – 1,546,875
Short-Term Investment 10,538,294 – – 10,538,294
Total $ 248,689,685 $ 1,546,875 $ – $ 250,236,560
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,265,862 $ – $ – $ 38,265,862
Investment Companies 238,337,595 – – 238,337,595
Short-Term Investment 15,242,658 – – 15,242,658
Total $ 291,846,115 $ – $ – $ 291,846,115

44 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Investor Destination Funds
by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Moderate $ 843,750
Investor Destinations Moderately Conservative 1,546,875
As of April 30, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLCA, 5.31%, dated 04/30/2024, due 5/1/2024, repurchase price $72,717,910,collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 5/15/2024 - 2/15/2054; total market value $74,172,268.

Investor Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 45
As of April 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 843,750 $ – $ 843,750 $ (843,750) $ –
Total $ 843,750 $ – $ 843,750 $ (843,750) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,546,875 $ – $ 1,546,875 $ (1,546,875) $ –
Total $ 1,546,875 $ – $ 1,546,875 $ (1,546,875) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

46 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Investor Destination Funds
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2024, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2024, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Investor Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 47
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2024, NFM earned an aggregate of $413,117 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2024, the Funds’ aggregate portion of such costs amounted to $6,158.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2024, the Funds imposed aggregate front-end sales charges of $120,398. From these fees, NFD retained a portion amounting to $13,579.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30,
2024, the Funds imposed aggregate CDSCs of $137. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

48 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Investor Destination Funds
For the six months ended April 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2024, each Fund’s total administrative services fees were as follows:
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.02% 0.14% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.02 0.14 0.11 0.15
Investor Destinations Moderate 0.09 0.02 0.15 0.06 0.15
Investor Destinations Moderately
Conservative 0.06 0.03 0.14 0.07 0.14
Investor Destinations Conservative 0.05 0.03 0.15 0.07 0.15
Fund Amount
Investor Destinations Aggressive $ 278,166
Investor Destinations Moderately Aggressive 352,692
Investor Destinations Moderate 255,741
Investor Destinations Moderately Conservative 77,491
Investor Destinations Conservative 98,474
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 26 .96%
Investor Destinations Moderately Aggressive 18 .59
Investor Destinations Moderate 17 .32
Investor Destinations Moderately Conservative 12 .74
Investor Destinations Conservative 8 .65

Investor Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 49
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the six months ended April 30, 2024 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,418,289 59,711,995 309,958 (20,278,498) (262,807) 9,650,722 49,131,370 296,813 —
Nationwide GQG US Quality
Equity Fund, Class R6 907,488 15,398,456 35,941 (5,011,883) 1,078,603 2,564,949 14,066,066 32,550 —
Nationwide International
Index Fund, Class R6 10,981,511 121,824,434 1,615,019 (40,632,563) 2,618,428 11,870,871 97,296,189 1,588,164 —
Nationwide International
Small Cap Fund, Class R6 2,592,531 29,652,821 490,471 (8,620,293) (1,340,539) 5,353,969 25,536,429 483,843 —
Nationwide Mid Cap Market
Index Fund, Class R6 4,393,357 89,775,026 4,642,477 (31,711,458) (1,961,004) 12,448,282 73,193,323 557,854 4,047,582
Nationwide Multi-Cap
Portfolio, Class R6 ** 13,134,337 237,821,411 162,398 (89,968,315) 18,726,232 20,685,265 187,426,991 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 6,592,063 98,115,455 4,173,464 (36,391,387) 2,973,220 8,981,508 77,852,260 3,777,329 374,520
Nationwide Bond Portfolio,
Class R6 4,949,228 43,395,126 9,038,796 (12,081,397) (2,060,899) 2,391,028 40,682,654 1,474,771 —
Nationwide Loomis Core
Bond Fund, Class R6 663,862 8,052,494 164,807 (2,334,990) (493,518) 692,183 6,080,976 134,422 28,562
Nationwide Amundi Global
High Yield Fund, Class R6   – 4,206,047 156,407 (4,415,284) (477,215) 530,045 — 156,407 —
Total 707,953,265 20,789,738 (251,446,068) 18,800,501 75,168,822 571,266,258 8,502,153 4,450,664
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 708,787 8,739,715 207,493 (2,272,626) (179,340) 436,691 6,931,933 207,092 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 5,590,185 73,593,562 377,819 (23,584,049) (280,877) 12,056,399 62,162,854 374,457 —
Nationwide GQG US Quality
Equity Fund, Class R6 991,069 16,392,929 36,282 (5,013,667) 1,077,782 2,868,245 15,361,571 35,538 —
Nationwide International
Index Fund, Class R6 12,784,141 139,283,553 1,845,012 (44,583,872) 2,860,692 13,862,107 113,267,492 1,838,672 —
Nationwide International
Small Cap Fund, Class R6 3,040,644 34,266,716 568,901 (9,582,574) (1,289,016) 5,986,319 29,950,346 567,316 —
Nationwide Mid Cap Market
Index Fund, Class R6 4,224,656 83,495,764 4,383,190 (27,382,456) (2,725,902) 12,612,177 70,382,773 529,854 3,849,495
Nationwide Multi-Cap
Portfolio, Class R6 ** 16,405,531 292,733,627 13,430 (107,837,085) 22,731,557 26,465,401 234,106,930 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 8,525,460 124,950,939 5,416,911 (44,981,487) 3,625,247 11,674,071 100,685,681 4,923,093 488,122
Nationwide Bond Portfolio,
Class R6 21,455,627 199,882,293 24,521,107 (49,947,199) (8,812,200) 10,721,255 176,365,256 6,963,463 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 517,025 11,640,610 77,099 (7,453,721) (845,478) 1,146,820 4,565,330 77,100 —
Nationwide Loomis Core
Bond Fund, Class R6 1,966,340 22,956,211 482,472 (5,999,019) (1,247,208) 1,819,216 18,011,672 396,806 84,572
Nationwide Amundi Global
High Yield Fund, Class R6   – 17,189,538 694,777 (18,104,503) (2,033,923) 2,254,111 — 694,777 1
Total 1,025,125,457 38,624,493 (346,742,258) 12,881,334 101,902,812 831,791,838 16,608,168 4,422,190

50 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Investor Destination Funds
Investor Destinations Moderate
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 531,510 6,637,671 156,155 (1,789,050) (150,992) 344,387 5,198,171 155,535 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,359,805 42,565,549 228,744 (12,404,605) (143,614) 7,114,962 37,361,036 224,689 —
Nationwide GQG US Quality
Equity Fund, Class R6 464,707 7,520,841 17,406 (2,174,975) 465,313 1,374,371 7,202,956 16,698 —
Nationwide International
Index Fund, Class R6 7,121,212 75,050,041 1,041,733 (22,339,504) 2,014,103 7,327,564 63,093,937 1,034,534 —
Nationwide International
Small Cap Fund, Class R6 1,122,314 12,071,907 211,004 (2,931,158) (425,091) 2,128,132 11,054,794 209,836 —
Nationwide Mid Cap Market
Index Fund, Class R6 1,975,814 35,865,041 1,999,486 (9,387,516) (12,447) 4,452,499 32,917,063 244,646 1,753,297
Nationwide Multi-Cap
Portfolio, Class R6 ** 9,542,098 168,407,398 16,213 (61,388,141) 13,467,461 15,662,805 136,165,736 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 4,995,311 71,313,857 3,211,723 (24,525,028) 2,096,820 6,897,256 58,994,628 2,915,816 289,101
Nationwide Bond Portfolio,
Class R6 19,015,243 175,096,103 20,050,991 (40,478,758) (7,156,322) 8,793,282 156,305,296 6,258,785 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 753,656 8,601,644 78,300 (2,209,859) (281,211) 465,906 6,654,780 77,474 —
Nationwide Loomis Core
Bond Fund, Class R6 3,705,222 41,984,533 1,083,038 (10,178,023) (2,109,907) 3,160,188 33,939,829 743,969 158,915
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,759,181 33,822,839 640,863 (7,847,202) (286,788) 682,668 27,012,380 635,590 —
Nationwide Amundi Global
High Yield Fund, Class R6   – 12,914,582 522,248 (13,601,754) (1,764,869) 1,929,793 — 522,249 —
Total 691,852,006 29,257,904 (211,255,573) 5,712,456 60,333,813 575,900,606 13,039,821 2,201,313
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 199,238 2,254,724 58,292 (435,734) (37,567) 108,833 1,948,548 58,292 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 855,815 9,728,688 55,305 (1,939,093) (50,422) 1,722,182 9,516,660 55,305 —
Nationwide International
Index Fund, Class R6 1,740,203 16,525,798 244,657 (3,512,568) 417,345 1,742,966 15,418,198 244,657 —
Nationwide International
Small Cap Fund, Class R6 182,663 1,843,704 34,142 (350,176) (9,116) 280,678 1,799,232 34,141 —
Nationwide Mid Cap Market
Index Fund, Class R6 635,391 10,285,554 615,611 (1,649,750) 89,515 1,244,690 10,585,620 76,005 540,765
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,334,445 38,668,906 — (12,527,535) 2,920,789 4,250,367 33,312,527 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,284,205 16,390,692 794,011 (4,192,430) 342,607 1,831,577 15,166,457 722,387 71,624
Nationwide Bond Portfolio,
Class R6 9,922,169 87,907,554 7,576,328 (14,757,017) (2,894,639) 3,728,000 81,560,226 3,375,107 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 847,627 8,729,295 87,112 (1,527,084) (193,858) 389,078 7,484,543 87,111 —
Nationwide Loomis Core
Bond Fund, Class R6 1,342,054 11,606,944 2,489,208 (2,056,997) (425,611) 679,668 12,293,212 239,638 47,638
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,061,612 21,654,656 1,668,948 (3,404,505) (120,209) 384,293 20,183,183 461,050 —
Nationwide Amundi Global
High Yield Fund, Class R6   – 4,425,699 195,733 (4,679,641) (547,528) 605,737 — 195,734 3
Total 230,022,214 13,819,347 (51,032,530) (508,694) 16,968,069 209,268,406 5,549,427 660,030

Investor Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 51
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended April 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further,
Investor Destinations Conservative
Security Description
Shares/Principal
at April 30, 2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
April 30, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 500,353 5,244,513 146,871 (674,924) (56,094) 233,088 4,893,454 146,872 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 551,195 6,008,046 36,190 (994,663) (10,748) 1,090,464 6,129,289 36,191 —
Nationwide International
Index Fund, Class R6 871,614 8,102,709 125,966 (1,610,392) 277,784 826,437 7,722,504 125,965 —
Nationwide International
Small Cap Fund, Class R6 85,874 823,335 16,119 (119,504) 8,223 117,686 845,859 16,118 —
Nationwide Mid Cap Market
Index Fund, Class R6 344,704 5,457,554 340,698 (789,767) 80,451 653,836 5,742,772 43,735 299,301
Nationwide Multi-Cap
Portfolio, Class R6 ** 1,401,353 23,840,251 — (8,532,092) 3,155,619 1,533,524 19,997,302 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 773,435 10,043,818 516,268 (2,845,703) 321,966 1,097,921 9,134,270 469,696 46,570
Nationwide Bond Portfolio,
Class R6 13,492,428 123,907,749 5,003,085 (19,316,671) (3,516,674) 4,830,267 110,907,756 5,003,084 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,773,053 17,228,418 183,046 (2,151,757) (250,711) 647,065 15,656,061 183,046 —
Nationwide Loomis Core
Bond Fund, Class R6 1,933,734 6,910,137 12,027,513 (1,135,294) (223,805) 134,450 17,713,001 242,947 29,925
Nationwide Loomis Short
Term Bond Fund, Class
R6 4,044,467 44,509,511 962,210 (6,471,390) (161,136) 756,132 39,595,327 959,568 —
Nationwide Amundi Global
High Yield Fund, Class R6   – 3,493,756 164,692 (3,705,096) (256,087) 302,735 — 164,692 —
Total 255,569,797 19,522,658 (48,347,253) (631,212) 12,223,605 238,337,595 7,391,914 375,796
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.

52 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Investor Destination Funds
a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 23,746,069 $ 273,918,545
Investor Destinations Moderately Aggressive 39,849,255 374,778,931
Investor Destinations Moderate 33,908,809 230,323,452
Investor Destinations Moderately Conservative 17,298,896 56,293,898
Investor Destinations Conservative 21,772,624 53,305,115
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 53
10. Other
As of April 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
11. Federal Tax Information
As of April 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 35.74% 2
Investor Destinations Moderately Aggressive 32.22 1
Investor Destinations Moderate 31.89 1
Investor Destinations Moderately Conservative 33.35 1
Investor Destinations Conservative 20.68 1
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 535,612,003 $ 104,847,679 $ (4,672,990) $ 100,174,689
Investor Destinations Moderately Aggressive 808,926,257 130,598,759 (23,013,511) 107,585,248
Investor Destinations Moderate 632,859,720 78,345,874 (34,364,477) 43,981,397
Investor Destinations Moderately Conservative 246,857,631 22,325,091 (18,946,162) 3,378,929
Investor Destinations Conservative 310,053,002 14,451,693 (32,658,580) (18,206,887)

54 - Supplemental Information - April 30, 2024 (Unaudited) - Investor Destination Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund
Continuation of Advisory Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the
Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreement, including investment performance, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory relationship separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2023 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular quarterly meeting in December 2023, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.

Investor Destination Funds - April 30, 2024 (Unaudited) - Supplemental Information - 55
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median, ranking in the first quintile of its peer group.  The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’
fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures and considered that the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that each Fund, other than Nationwide Investor Destinations Conservative Fund and Nationwide Investor
Destinations Moderately Conservative Fund, was shown to have experienced three-year performance for the period ended June
30, 2023 above its performance universe median, ranking in the second quintile of its performance universe.
With respect to Nationwide Investor Destinations Moderately Conservative Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the
Fund had also ranked in the fourth quintile for the one-year period and ranked in the third quintile of its performance universe for the two-year period ended June 30, 2023.  With respect to Nationwide Investor Destinations Conservative Fund, the Trustees
noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that the investment performance for the Fund had ranked in the fourth quintile for the one-year period and ranked in the third quintile of its performance universe for the two-year period ended June 30, 2023.
As to Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund,
the Trustees considered the Adviser’s statements that the Funds underperformed due to a number of factors, including asset allocations within the Funds, such as underweight exposures to non-U.S. equity and the performance of the specific underlying funds in which the Funds invested. The Trustees considered changes that the Adviser has made to the Funds’ asset allocations and that it expects to make going forward in an effort to improve the Funds’ performance.

56 - Supplemental Information - April 30, 2024 (Unaudited) - Investor Destination Funds
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each Fund, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted the Adviser’s statement that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Investor Destinations Funds - April 30, 2024 (Unaudited) - Management Information - 57
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

58 - Management Information - April 30, 2024 (Unaudited) - Investor Destinations Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Investor Destinations Funds - April 30, 2024 (Unaudited) - Management Information - 59
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

Investor Destinations Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 61
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

62 - Market Index Definitions - April 30, 2024 (Unaudited) - Investor Destinations Funds
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

Investor Destinations Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 63
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

64 - Market Index Definitions - April 30, 2024 (Unaudited) - Investor Destinations Funds
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

Investor Destinations Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 65
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

66 - Glossary - April 30, 2024 (Unaudited) - Investor Destinations Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Investor Destinations Funds - April 30, 2024 (Unaudited) - Glossary - 67
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

68 - Glossary - April 30, 2024 (Unaudited) - Investor Destinations Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-ID (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Example 10
Statements of Investments 12
Statements of Assets and Liabilities 62
Statements of Operations 66
Statements of Changes in Net Assets 68
Financial Highlights 78
Notes to Financial Statements 84
Supplemental Information 112
Management Information 117
Market Index Definitions 120
Glossary 125

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Mutual Funds
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset Allocation
1
Corporate Bonds 46.4%
Mortgage-Backed Securities 32.8%
Asset-Backed Securities 8.2%
U.S. Treasury Obligations 6.8%
Foreign Government Securities 1.8%
Repurchase Agreements 1.4%
Commercial Mortgage-Backed Securities 1.0%
Collateralized Mortgage Obligations 0.8%
Preferred Stocks 0.7%
Municipal Bonds 0.6%
Forward Currency Contracts
†
0.0%
Inflation-linked Swaps
†
0.0%
Futures Contracts (0.4)%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Banks 6.2%
Oil, Gas & Consumable Fuels 6.1%
Electric Utilities 4.7%
Capital Markets 2.8%
Diversified Telecommunication Services 2.7%
Automobiles 2.1%
Building Products 2.0%
Hotels, Restaurants & Leisure 1.7%
Biotechnology 1.6%
Chemicals 1.3%
Other Industries
#
68.8%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.88%, 2/15/2041 3.2%
Verizon Communications, Inc., 1.50%, 9/18/2030 1.8%
FHLMC UMBS, 6.00%, 10/1/2053 1.2%
Cedar Funding VII CLO Ltd., 6.59%, 1/20/2031 1.2%
FHLMC UMBS, 2.50%, 2/1/2052 1.2%
Bank of America Corp., 6.20%, 11/10/2028 1.2%
JPMorgan Chase & Co., 1.95%, 2/4/2032 1.1%
Morgan Stanley, 7.25%, 4/1/2032 1.1%
Ford Motor Co., 3.25%, 2/12/2032 1.1%
FNMA UMBS, 6.00%, 12/1/2053 1.1%
Other Holdings
#
85.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Bond Fund - April 30, 2024 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Corporate Bonds 34.1%
U.S. Treasury Obligations 27.4%
Mortgage-Backed Securities 26.6%
Asset-Backed Securities 5.2%
Commercial Mortgage-Backed Securities 2.8%
Collateralized Mortgage Obligations 2.0%
Repurchase Agreements 1.0%
Municipal Bonds 0.5%
Purchased Option
†
0.0%
Options Written
†
0.0%
Futures Contracts (0.2)%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Electric Utilities 6.0%
Banks 5.8%
Capital Markets 3.6%
Oil, Gas & Consumable Fuels 3.3%
Aerospace & Defense 1.4%
Biotechnology 0.8%
Tobacco 0.7%
Ground Transportation 0.7%
Pharmaceuticals 0.7%
Food Products 0.7%
Other Industries
#
76.3%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.00%, 11/15/2041 3.9%
FNMA UMBS, 2.00%, 4/1/2052 2.7%
FHLMC UMBS, 2.50%, 4/1/2052 2.3%
FNMA UMBS, 4.00%, 9/1/2052 2.3%
U.S. Treasury Notes, 3.00%, 7/15/2025 2.2%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.1%
FNMA UMBS, 2.00%, 8/1/2051 2.0%
BBCMS Mortgage Trust, 3.39%, 8/14/2036 2.0%
U.S. Treasury Notes, 1.00%, 12/15/2024 1.8%
U.S. Treasury Bonds, 2.38%, 2/15/2042 1.5%
Other Holdings
#
77.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

6 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Government Money Market Fund
Asset Allocation
1
U.S. Treasury Obligations 48.8%
Repurchase Agreements 32.7%
U.S. Government Agency Securities 21.5%
Liabilities in excess of other assets (3.0)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 2.53%, 6/13/2024 3.8%
U.S. Treasury Bills, 5.31%, 5/9/2024 3.0%
U.S. Treasury Bills, 5.18%, 7/5/2024 2.8%
U.S. Treasury Bills, 5.30%, 5/28/2024 2.5%
U.S. Treasury Bills, 5.32%, 6/25/2024 2.5%
U.S. Treasury Bills, 5.32%, 5/23/2024 2.3%
U.S. Treasury Bills, 5.30%, 6/4/2024 2.0%
U.S. Treasury Bills, 5.32%, 6/6/2024 2.0%
U.S. Treasury Bills, 5.28%, 5/21/2024 1.9%
U.S. Treasury Bills, 5.21%, 6/27/2024 1.8%
Other Holdings
#
75.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Inflation-Protected Securities Fund - April 30, 2024 (Unaudited) - Fund Overview - 7
Asset Allocation
1
U.S. Treasury Obligations 87.9%
Asset-Backed Securities 5.4%
U.S. Government Agency Securities 4.0%
Mortgage-Backed Securities 0.9%
Collateralized Mortgage Obligations 0.8%
Commercial Mortgage-Backed Security
†
0.0%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 1.0%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.50%,
1/15/2028 7.1%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2027 7.1%
U.S. Treasury Inflation Linked Notes, 0.13%,
1/15/2031 6.4%
U.S. Treasury Inflation Linked Notes, 1.63%,
10/15/2027 5.9%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 5.8%
U.S. Treasury Inflation Linked Notes, 0.13%,
1/15/2030 5.0%
U.S. Treasury Inflation Linked Bonds, 1.38%,
2/15/2044 4.8%
U.S. Treasury Inflation Linked Notes, 0.13%,
7/15/2031 4.6%
U.S. Treasury Inflation Linked Bonds, 1.75%,
1/15/2028 4.0%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 3.9%
Other Holdings 45.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

8 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset Allocation
1
Corporate Bonds 32.1%
U.S. Treasury Obligations 28.4%
Mortgage-Backed Securities 17.5%
Asset-Backed Securities 10.1%
Commercial Mortgage-Backed Securities 5.5%
Collateralized Mortgage Obligations 4.8%
Repurchase Agreements 2.1%
Short-Term Investment 0.1%
Futures Contracts (0.2)%
Liabilities in excess of other assets (0.4)%
100.0%
Top Industries
2
Banks 7.1%
Insurance 3.9%
Capital Markets 3.8%
Electric Utilities 2.6%
Consumer Finance 2.2%
Financial Services 1.4%
Health Care Providers & Services 0.7%
Automobiles 0.7%
Beverages 0.7%
Tobacco 0.6%
Other Industries
#
76.3%
100.0%
Top Holdings
2
U.S. Treasury Notes, 4.88%, 10/31/2028 9.5%
U.S. Treasury Notes, 4.25%, 1/31/2026 2.5%
FHLMC UMBS, 2.50%, 4/1/2052 2.3%
U.S. Treasury Notes, 4.13%, 3/31/2029 2.1%
U.S. Treasury Bonds, 4.38%, 8/15/2043 1.9%
U.S. Treasury Bonds, 4.75%, 11/15/2043 1.9%
U.S. Treasury Bonds, 4.50%, 2/15/2044 1.8%
FHLMC UMBS, 3.50%, 6/1/2052 1.7%
U.S. Treasury Notes, 4.25%, 12/31/2025 1.4%
U.S. Treasury Bonds, 2.25%, 8/15/2049 1.1%
Other Holdings
#
73.8%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Loomis Short Term Bond Fund - April 30, 2024 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Corporate Bonds 44.2%
Asset-Backed Securities 26.3%
U.S. Treasury Obligations 22.5%
Commercial Mortgage-Backed Securities 4.9%
Repurchase Agreement 1.5%
Collateralized Mortgage Obligations 0.4%
Mortgage-Backed Securities 0.3%
Futures Contracts 0.1%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Banks 9.0%
Capital Markets 4.0%
Insurance 3.6%
Consumer Finance 2.9%
Electric Utilities 2.3%
Financial Services 1.9%
Oil, Gas & Consumable Fuels 1.9%
Multi-Utilities 1.7%
Automobiles 1.4%
Food Products 1.4%
Other Industries
#
69.9%
100.0%
Top Holdings
2
U.S. Treasury Notes, 4.63%, 2/28/2026 18.0%
U.S. Treasury Notes, 4.88%, 4/30/2026 2.8%
U.S. Treasury Notes, 5.00%, 10/31/2025 1.7%
DLLMT LLC, 5.34%, 3/22/2027 0.7%
HPEFS Equipment Trust, 5.41%, 2/22/2028 0.6%
GreatAmerica Leasing Receivables Funding LLC,
5.15%, 7/15/2027 0.6%
World Financial Network Credit Card Master Trust,
5.02%, 3/15/2030 0.6%
Wheels Fleet Lease Funding 1 LLC, 5.80%,
4/18/2038 0.6%
VStrong Auto Receivables Trust, 6.87%, 11/15/2027 0.6%
Guardian Life Global Funding, 1.10%, 6/23/2025 0.5%
Other Holdings
#
73.3%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

10 - Shareholder Expense Example - April 30, 2024 (Unaudited) - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide BNY Mellon Core Plus Bond ESG Fund
Class A Shares
Actual
(a)
1,000.00 1,060.00 4.40 0.86
Hypothetical
(a)(b)
1,000.00 1,020.59 4.32 0.86
Class R6 Shares
Actual
(a)
1,000.00 1,063.20 2.41 0.47
Hypothetical
(a)(b)
1,000.00 1,022.53 2.36 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 1,062.70 2.92 0.57
Hypothetical
(a)(b)
1,000.00 1,022.03 2.87 0.57
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,048.20 3.92 0.77
Hypothetical
(a)(b)
1,000.00 1,021.03 3.87 0.77
Class R6 Shares
Actual
(a)
1,000.00 1,051.10 2.24 0.44
Hypothetical
(a)(b)
1,000.00 1,022.68 2.21 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 1,050.70 2.65 0.52
Hypothetical
(a)(b)
1,000.00 1,022.28 2.61 0.52

Fixed Income Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,025.00 2.11 0.42
Hypothetical
(a)(b)
1,000.00 1,022.77 2.11 0.42
Investor Shares
Actual
(a)
1,000.00 1,024.50 2.62 0.52
Hypothetical
(a)(b)
1,000.00 1,022.28 2.61 0.52
Service Class Shares
Actual
(a)
1,000.00 1,023.50 3.62 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 1,034.30 3.64 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Class R6 Shares
Actual
(a)
1,000.00 1,036.10 1.52 0.30
Hypothetical
(a)(b)
1,000.00 1,023.37 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,035.20 2.48 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,053.40 4.03 0.79
Hypothetical
(a)(b)
1,000.00 1,020.93 3.97 0.79
Class R6 Shares
Actual
(a)
1,000.00 1,055.00 2.40 0.47
Hypothetical
(a)(b)
1,000.00 1,022.53 2.36 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 1,052.60 3.67 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,036.70 3.95 0.78
Hypothetical
(a)(b)
1,000.00 1,020.98 3.92 0.78
Class R6 Shares
Actual
(a)
1,000.00 1,038.40 2.18 0.43
Hypothetical
(a)(b)
1,000.00 1,022.73 2.16 0.43
Institutional Service Class Shares
Actual
(a)
1,000.00 1,038.10 2.48 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset-Backed Securities 8 .2%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 486,111 464,831
Automobiles 1 .8%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,088,000 1,072,791
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 766,159
Bayview Opportunity Master
Fund VII LLC, Series 2024-
CAR1, Class A, 6.43%,
12/26/2031(a)(b) 482,825 484,227
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 333,108
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 417,238 418,980
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 565,000 567,912
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 752,109 750,362
Ford Credit Auto Owner Trust
Series 2022-C, Class A4,
4.59%, 12/15/2027 1,367,000 1,345,142
Series 2024-1, Class A,
4.87%, 8/15/2036(a) 787,000 770,120
Oscar US Funding XVI LLC,
Series 2024-1A, Class A3,
5.54%, 2/10/2028(a) 587,000 582,919
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 543,412 541,900
Series 2022-5, Class A3,
4.11%, 8/17/2026 149,751 149,461
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 430,175 430,421
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 1,407,000 1,415,083
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 203,682 204,297
9,832,882
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 0 .6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 6.14%,
5/15/2028(b) 3,500,000 3,495,496
Equipment Loans & Leases 0 .3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 164,862 164,203
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 390,000 390,953
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 1,340,000 1,345,243
1,900,399
Other 5 .4%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.62%, 4/21/2035(a)(b) 3,045,000 3,045,594
BlackRock Shasta CLO XIII
LLC, Series 2024-1A, Class
A1, 0.00%, 7/15/2036(a)(b) 1,500,000 1,500,787
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
6.59%, 1/20/2031(a)(b) 6,647,704 6,652,357
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.11%,
4/15/2034(a)(b) 2,000,000 1,992,328
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,372,945 3,161,524
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,115,210
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,470,125 3,005,052
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 928,738 811,268
Enfin Residential Solar
Finance I LLC, Series
2024-1A, Class A, 6.65%,
2/20/2055(a) 649,000 652,126
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 129,263 124,617
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 257,883 257,689
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 31,933 31,896
MCF CLO VIII Ltd., Series
2018-1A, Class AR, 0.00%,
4/18/2036(a)(b) 2,250,000 2,251,188

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2024 (Unaudited) - Statements of Investments - 13
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 132,370 131,640
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 760,000 671,450
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 1,260,075 1,236,270
Tricon American Homes Trust,
Series 2018-SFR1, Class C,
4.04%, 5/17/2037(a) 1,500,000 1,468,709
30,109,705
Total Asset-Backed Securities
(cost $46,645,748)
45,803,313
Collateralized Mortgage Obligations 0 .8%
Angel Oak Mortgage Trust,
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 124,236 119,140
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 496,694 495,902
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 773,457 779,270
Cross Mortgage Trust
Series 2024-H2, Class A2,
6.42%, 4/25/2069(a)(c) 335,218 332,771
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 397,012 394,117
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 273,609 260,033
GNMA REMICS, Series
2023-19, Class WB, 5.68%,
11/20/2051(b) 736,999 733,310
J.P. Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(b) 592,975 584,426
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a) 449,530 444,082
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 518,770 479,749
Total Collateralized Mortgage Obligations
(cost $4,679,857)
4,622,800
Commercial Mortgage-Backed Securities 1 .0%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/16/2052 2,198,583 1,900,299
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,711,402 3,924,352
Total Commercial Mortgage-Backed
Securities
(cost $6,917,416) 5,824,651
Corporate Bonds 46 .4%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
5.81%, 5/1/2050 874,000 773,423
6.86%, 5/1/2054(a) 718,000 719,945
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 1,156,000 1,143,320
2,636,688
Automobiles 2 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 7,550,000 6,081,006
General Motors Co. ,
5.60%, 10/15/2032(d) 5,870,000 5,768,643
11,849,649
Banks 6 .3%
Bank of America Corp. ,
(SOFR + 1.99%), 6.20%,
11/10/2028(e) 6,375,000 6,508,316
(SOFR + 1.65%), 5.47%,
1/23/2035(e) 326,000 317,024
Citizens Bank NA ,
2.25%, 4/28/2025 250,000 241,227
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 910,000 905,731
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 422,000 413,294
(SOFR + 2.33%), 6.65%,
4/25/2035(e) 526,000 527,471
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(d)(e) 1,987,000 1,962,218
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(e) 2,533,000 2,486,509
JPMorgan Chase & Co. ,
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 572,000 562,649
(SOFR + 0.49%), 0.77%,
8/9/2025(d)(e) 3,000,000 2,956,708
(SOFR + 1.19%), 5.04%,
1/23/2028(e) 874,000 861,601
(SOFR + 1.07%), 1.95%,
2/4/2032(e) 8,045,000 6,383,304

14 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(e) 3,000,000 2,955,750
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(e) 849,000 867,548
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(e) 417,000 420,235
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 462,000 483,749
(SOFR + 2.36%), 5.87%,
6/8/2034(e) 241,000 236,471
(SOFR + 1.92%), 5.71%,
1/24/2035(e) 3,125,000 3,032,772
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(e) 498,000 492,244
Wells Fargo & Co. ,
(SOFR + 1.74%), 5.57%,
7/25/2029(e) 1,553,000 1,548,040
(SOFR + 1.50%), 5.20%,
1/23/2030(e) 757,000 742,261
34,905,122
Biotechnology 1 .6%
Amgen, Inc. ,
3.00%, 2/22/2029(d) 4,900,000 4,435,468
5.15%, 11/15/2041 3,875,000 3,556,927
5.38%, 5/15/2043 1,320,000 1,179,513
9,171,908
Broadline Retail 0 .1%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 505,000 481,362
Building Products 2 .0%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 1,430,000 1,403,463
Carrier Global Corp. ,
2.72%, 2/15/2030 4,000,000 3,451,456
6.20%, 3/15/2054 165,000 172,014
Johnson Controls International
plc ,
1.75%, 9/15/2030 3,760,000 3,030,437
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 1,756,000 1,698,675
8.88%, 11/15/2031(a) 1,174,000 1,236,390
10,992,435
Capital Markets 2 .8%
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(e) 3,250,000 3,168,890
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.09%), 1.99%,
1/27/2032(d)(e) 4,040,000 3,189,599
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,247,781
Nasdaq, Inc. ,
5.35%, 6/28/2028 455,000 452,639
5.95%, 8/15/2053 119,000 117,435
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(e)(f) 1,137,000 1,137,957
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 460,000 470,541
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(e) 820,000 795,140
15,579,982
Chemicals 1 .3%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a) 150,000 152,981
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 1,685,000 1,420,868
5.88%, 1/31/2050(a) 224,000 167,677
Celanese US Holdings LLC ,
6.17%, 7/15/2027 2,586,000 2,601,177
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 3,750,000 3,031,567
7,374,270
Commercial Services & Supplies 0 .8%
GFL Environmental, Inc. ,
6.75%, 1/15/2031(a)(d) 1,380,000 1,391,156
ILFC E-Capital Trust I ,
(CME Term SOFR 3 Month
+ 1.81%, 14.50% Cap),
7.14%, 12/21/2065(a)(e) 3,800,000 2,999,527
4,390,683
Consumer Finance 0 .5%
Discover Financial Services ,
6.70%, 11/29/2032 517,000 529,737
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027 851,000 845,361
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 869,288
Macquarie Airfinance Holdings
Ltd. ,
6.50%, 3/26/2031(a) 653,000 653,488
2,897,874

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2024 (Unaudited) - Statements of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail 0 .1%
US Foods, Inc. ,
7.25%, 1/15/2032(a) 849,000 866,929
Containers & Packaging 0 .7%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 3,200,000 3,101,944
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 88,000 86,928
Smurfit Kappa Treasury ULC ,
5.78%, 4/3/2054(a) 625,000 597,701
3,786,573
Diversified REITs 0 .8%
VICI Properties LP ,
3.50%, 2/15/2025(a) 1,190,000 1,166,209
Vornado Realty LP ,
2.15%, 6/1/2026(d) 3,561,000 3,233,236
4,399,445
Diversified Telecommunication Services 2 .7%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 2,843,586
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,151,725
Iliad Holding SASU ,
8.50%, 4/15/2031(a) 559,000 563,211
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 12,970,000 10,327,350
14,885,872
Electric Utilities 4 .8%
Avangrid, Inc. ,
3.20%, 4/15/2025 2,800,000 2,730,080
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 169,000 158,573
Commonwealth Edison Co. ,
3.70%, 8/15/2028(d) 2,090,000 1,963,629
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,591,909
Electricite de France SA ,
5.70%, 5/23/2028(a) 253,000 254,024
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(e)(f) 543,000 589,618
6.90%, 5/23/2053(a) 591,000 619,605
Enel Finance America LLC ,
2.88%, 7/12/2041(a) 3,969,000 2,555,790
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,200,000 3,011,318
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,508,402
5.13%, 5/15/2033 2,500,000 2,357,669
5.50%, 1/1/2034 402,000 386,951
Exelon Corp. ,
5.45%, 3/15/2034 282,000 274,090
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 122,000 116,734
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034(a) 733,000 705,487
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
New England Power Co. ,
5.94%, 11/25/2052(a) 1,186,000 1,150,251
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 297,000 279,490
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 3,750,000 3,229,190
26,482,810
Entertainment 0 .1%
Netflix, Inc. ,
5.88%, 11/15/2028 628,000 641,000
Financial Services 0 .3%
Fiserv, Inc. ,
5.60%, 3/2/2033(d) 379,000 375,497
Global Payments, Inc. ,
5.40%, 8/15/2032 582,000 561,728
Synchrony Bank ,
5.40%, 8/22/2025 997,000 984,367
1,921,592
Food Products 0 .6%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a) 1,233,000 1,277,498
5.38%, 1/9/2036(a) 200,000 191,235
J M Smucker Co. (The) ,
6.50%, 11/15/2053(d) 331,000 347,902
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 1,385,000 1,376,523
3,193,158
Ground Transportation 0 .3%
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 590,000 472,818
XPO, Inc. ,
7.13%, 2/1/2032(a) 1,370,000 1,377,949
1,850,767
Health Care Providers & Services 0 .1%
HCA, Inc. ,
3.13%, 3/15/2027 384,000 359,150
Health Care REITs 0 .4%
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,159,094
Hotels, Restaurants & Leisure 1 .7%
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 552,000 555,877
6.50%, 2/15/2032(a) 97,000 95,568
International Game
Technology plc ,
5.25%, 1/15/2029(a) 1,475,000 1,393,216
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 845,000 836,858
MGM China Holdings Ltd. ,
4.75%, 2/1/2027(a) 600,000 566,309
NCL Corp. Ltd. ,
7.75%, 2/15/2029(a) 1,385,000 1,414,747
Royal Caribbean Cruises Ltd. ,
6.25%, 3/15/2032(a) 1,423,000 1,402,754

16 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a) 2,622,000 2,418,341
5.63%, 8/26/2028(a) 621,000 572,765
9,256,435
Household Durables 0 .2%
Whirlpool Corp. ,
5.75%, 3/1/2034 1,438,000 1,388,623
Independent Power and Renewable Electricity Producers
1 .1%
AES Corp. (The) ,
2.45%, 1/15/2031 3,750,000 3,016,562
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 1,312,000 1,311,346
5.75%, 3/15/2054 1,719,000 1,617,477
5,945,385
Industrial REITs 0 .2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 868,069
Machinery 0 .3%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 1,951,000 1,866,265
Media 0 .9%
Comcast Corp. ,
4.65%, 2/15/2033 5,500,000 5,202,318
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 45,000 44,947
5,247,265
Metals & Mining 0 .3%
Anglo American Capital plc ,
6.00%, 4/5/2054(a) 309,000 304,376
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 1,430,000 1,396,584
1,700,960
Multi-Utilities 0 .6%
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 1,268,000 1,269,995
NiSource, Inc. ,
5.25%, 3/30/2028 158,000 156,269
5.35%, 4/1/2034 675,000 646,036
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 575,000 585,354
5.45%, 4/1/2034 747,000 726,473
3,384,127
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 378,000 344,299
Oil, Gas & Consumable Fuels 6 .1%
Aker BP ASA ,
2.00%, 7/15/2026(a) 3,027,000 2,789,954
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Antero Midstream Partners LP ,
6.63%, 2/1/2032(a)(d) 531,000 529,400
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 436,000 426,240
Cheniere Energy Partners LP ,
5.95%, 6/30/2033 2,784,000 2,776,429
Cheniere Energy, Inc. ,
5.65%, 4/15/2034(a)(d) 415,000 406,151
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 679,000 678,304
8.38%, 1/15/2029(a) 741,000 766,852
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 221,000 221,753
Columbia Pipelines Operating
Co. LLC ,
6.54%, 11/15/2053(a) 489,000 504,363
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 1,711,000 1,589,889
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 454,000 441,180
5.75%, 4/18/2054(d) 840,000 801,913
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 1,392,000 1,231,659
Enbridge, Inc. ,
5.70%, 3/8/2033 1,129,000 1,116,048
6.70%, 11/15/2053 701,000 749,539
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 487,000 467,576
7.38%, 2/1/2031(a) 114,000 117,558
5.55%, 5/15/2034(d) 182,000 177,120
5.95%, 5/15/2054 450,000 424,111
Enterprise Products Operating
LLC ,
4.80%, 2/1/2049 1,915,000 1,660,252
Global Partners LP ,
6.88%, 1/15/2029 519,000 507,912
8.25%, 1/15/2032(a) 1,932,000 1,979,176
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 204,000 195,258
5.50%, 10/15/2030(a)(d) 575,000 549,778
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 734,000 768,775
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 2,000,000 2,072,300
6.45%, 9/15/2036 1,317,000 1,359,133
ONEOK, Inc. ,
5.80%, 11/1/2030 389,000 390,514
6.10%, 11/15/2032 2,032,000 2,064,230
6.63%, 9/1/2053 1,731,000 1,805,452
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031(d) 3,500,000 2,897,805

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2024 (Unaudited) - Statements of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The),
5.15%, 3/15/2034(d) 1,455,000 1,389,566
33,856,190
Passenger Airlines 0 .1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 902,000 831,310
Pharmaceuticals 0 .0%
†
Endo Finance Holdings, Inc. ,
8.50%, 4/15/2031(a) 156,000 158,506
Retail REITs 0 .2%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 496,000 488,056
Kite Realty Group LP ,
4.00%, 10/1/2026 397,000 376,722
5.50%, 3/1/2034 137,000 130,689
995,467
Semiconductors & Semiconductor Equipment 1 .2%
Intel Corp. ,
5.20%, 2/10/2033 190,000 185,378
5.70%, 2/10/2053 125,000 119,361
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 3,034,855
NXP BV ,
3.40%, 5/1/2030 3,500,000 3,108,390
6,447,984
Software 0 .9%
Oracle Corp. ,
5.55%, 2/6/2053 248,000 227,924
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,436,167
VMware LLC ,
2.20%, 8/15/2031 2,870,000 2,268,909
4,933,000
Specialized REITs 0 .5%
Equinix, Inc. ,
3.90%, 4/15/2032 3,000,000 2,653,264
Specialty Retail 0 .7%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 3,395,000 2,290,663
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 1,355,000 1,375,131
3,665,794
Technology Hardware, Storage & Peripherals 0 .5%
Dell International LLC ,
3.45%, 12/15/2051 924,000 608,122
Lenovo Group Ltd. ,
6.54%, 7/27/2032(a) 2,328,000 2,402,643
3,010,765
Tobacco 0 .5%
BAT Capital Corp. ,
6.34%, 8/2/2030 623,000 638,748
7.08%, 8/2/2053 225,000 235,493
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 281,000 283,374
2.10%, 5/1/2030 1,825,000 1,510,433
2,668,048
Trading Companies & Distributors 0 .7%
AerCap Holdings NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.54%),
5.88%, 10/10/2079(e) 1,135,000 1,120,808
United Rentals North America,
Inc. ,
6.13%, 3/15/2034(a) 2,870,000 2,802,218
3,923,026
Wireless Telecommunication Services 0 .7%
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 4,258,000 4,180,973
Total Corporate Bonds
(cost $272,764,911)
258,152,118
Foreign Government Securities 1 .8%
CHILE 0.2%
Republic of Chile,
4.85%, 1/22/2029 1,241,000 1,209,015
COLOMBIA 0.2%
Republic of Colombia,
8.75%, 11/14/2053 1,040,000 1,071,597
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 410,677
ISRAEL 0.2%
State of Israel Government
Bond,
5.75%, 3/12/2054 1,102,000 993,387
PERU 0.8%
Bonos de la Tesoreria,
Reg. S, 7.30%,
8/12/2033(a) PEN 16,790,000 4,489,118
POLAND 0.3%
Republic of Poland,
5.50%, 3/18/2054 2,204,000 2,066,514
Total Foreign Government Securities
(cost $10,524,650)
10,240,308
Mortgage-Backed Securities 32 .8%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 3 3

18 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91768
3.50%, 7/1/2034 1,702,500 1,590,486
Pool# G30692
3.50%, 8/1/2034 2,126,010 1,994,805
Pool# G30782
3.50%, 2/1/2035 601,457 560,317
Pool# C91859
3.50%, 12/1/2035 579,831 539,093
Pool# C91868
3.50%, 4/1/2036 1,462,772 1,355,814
Pool# Q10392
3.50%, 8/1/2042 941,975 845,761
Pool# G08541
3.50%, 8/1/2043 1,381,235 1,240,089
Pool# G08554
3.50%, 10/1/2043 784,270 703,673
Pool# G08588
4.00%, 5/1/2044 537,838 493,751
Pool# G08721
3.00%, 9/1/2046 1,965,230 1,670,890
Pool# G08726
3.00%, 10/1/2046 2,882,692 2,449,448
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 4,297,772 3,739,646
Pool# RB5076
2.00%, 8/1/2040 6,855,213 5,596,515
Pool# SD0040
3.00%, 7/1/2049 1,596,999 1,341,256
Pool# SD8036
3.00%, 1/1/2050 1,143,867 958,913
Pool# SD0612
2.50%, 11/1/2050 3,307,531 2,685,339
Pool# QC0345
2.00%, 3/1/2051 1,301,670 1,005,654
Pool# SD1657
2.50%, 2/1/2052 8,092,219 6,528,790
Pool# SD1607
2.50%, 3/1/2052 6,232,348 5,048,721
Pool# SD3771
2.50%, 3/1/2052 1,905,201 1,517,748
Pool# SD5351
3.00%, 6/1/2052 1,818,470 1,541,571
Pool# SD1042
3.00%, 6/1/2052 636,428 537,209
Pool# RA7557
4.50%, 6/1/2052 4,315,339 3,978,682
Pool# SD1716
5.00%, 9/1/2052 3,043,958 2,933,673
Pool# SD1686
5.50%, 9/1/2052 2,595,790 2,560,675
Pool# SD1853
5.50%, 11/1/2052 1,326,079 1,312,564
Pool# RA9992
6.00%, 10/1/2053 6,931,130 6,941,914
Pool# SD5224
6.00%, 3/1/2054 2,495,000 2,497,941
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 284,608 269,704
Pool# AL6591
3.00%, 9/1/2033 1,683,481 1,550,109
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1608
3.50%, 10/1/2033 2,165,764 2,027,769
Pool# MA1982
3.50%, 8/1/2034 2,285,525 2,132,000
Pool# MA2610
3.00%, 5/1/2036 2,082,347 1,882,700
Pool# MA3697
3.00%, 7/1/2039 1,421,877 1,256,080
Pool# AE0311
3.50%, 8/1/2040 1,546,514 1,388,496
Pool# AB1845
4.00%, 11/1/2040 1,588,428 1,458,960
Pool# AJ9278
3.50%, 12/1/2041 1,722,638 1,544,576
Pool# AW8165
4.00%, 1/1/2042 1,242,399 1,141,107
Pool# AU2592
3.50%, 8/1/2043 1,218,821 1,092,770
Pool# AX4312
3.50%, 2/1/2045 686,444 607,837
Pool# AZ7353
3.50%, 11/1/2045 1,080,674 953,296
Pool# AS6408
3.50%, 1/1/2046 1,634,351 1,439,595
Pool# AS8583
3.50%, 1/1/2047 2,905,568 2,554,791
Pool# MA3088
4.00%, 8/1/2047 638,144 583,574
Pool# CA1191
3.50%, 11/1/2047 1,689,654 1,484,746
Pool# MA3305
3.50%, 3/1/2048 1,373,036 1,207,243
Pool# MA3744
3.00%, 8/1/2049 1,424,366 1,196,555
Pool# CA7972
3.00%, 9/1/2050 6,431,675 5,379,653
Pool# FM7398
2.50%, 6/1/2051 4,350,690 3,536,534
Pool# FM9134
3.00%, 6/1/2051 4,328,628 3,697,744
Pool# FP0012
3.00%, 8/1/2051 1,168,786 985,648
Pool# MA4439
3.00%, 10/1/2051 6,752,712 5,595,773
Pool# FM9924
2.00%, 12/1/2051 6,058,206 4,709,540
Pool# CB2371
2.50%, 12/1/2051 5,454,314 4,406,017
Pool# FS5928
2.50%, 1/1/2052 3,429,873 2,734,787
Pool# FS5448
3.00%, 3/1/2052 1,756,559 1,479,343
Pool# FS2838
2.50%, 4/1/2052 1,081,666 878,219
Pool# FS3537
2.50%, 4/1/2052 1,009,979 821,115
Pool# CB3678
4.00%, 5/1/2052 2,942,953 2,640,730
Pool# FS1855
4.00%, 5/1/2052 2,519,738 2,277,426
Pool# FS6731
3.00%, 6/1/2052 6,122,418 5,168,657

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2024 (Unaudited) - Statements of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4625
3.50%, 6/1/2052 2,955,015 2,549,958
Pool# CB3851
4.00%, 6/1/2052 1,832,569 1,664,955
Pool# MA4684
4.50%, 6/1/2052 5,427,012 5,003,052
Pool# FS2513
4.00%, 7/1/2052 5,567,786 5,015,265
Pool# FS2323
4.00%, 7/1/2052 1,999,758 1,796,353
Pool# FS2293
4.50%, 7/1/2052 5,558,815 5,183,193
Pool# FS2257
4.50%, 7/1/2052 1,450,371 1,351,543
Pool# CB4037
5.00%, 7/1/2052 2,776,775 2,631,964
Pool# BV7937
4.00%, 8/1/2052 2,871,918 2,569,840
Pool# FS2790
5.00%, 9/1/2052 4,072,334 3,891,921
Pool# FS3210
5.00%, 9/1/2052 1,898,267 1,810,504
Pool# FS3220
5.50%, 11/1/2052 2,644,805 2,572,205
Pool# FS6582
6.00%, 12/1/2053 5,968,613 5,986,776
Pool# CB8355
6.50%, 4/1/2054 3,662,186 3,728,906
Pool# FS7651
6.50%, 4/1/2054 1,215,000 1,235,997
GNMA Pool# BT6867 ,
3.00%, 5/20/2050 1,043,278
885,185
Total Mortgage-Backed Securities
(cost $198,777,802)
182,131,652
Municipal Bonds 0 .6%
Michigan 0 .2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 926,572
Virginia 0 .4%
City of Richmond VA Public
Utility Revenue, RB, Series
B, 2.50%, 1/15/2029 2,450,000 2,202,422
Total Municipal Bonds
(cost $3,698,655)
3,128,994
U.S. Treasury Obligations 6 .8%
U.S. Treasury Bonds
1.88%, 2/15/2041 26,913,200 17,688,070
4.50%, 2/15/2044 5,027,000 4,772,508
2.00%, 8/15/2051 2,332,500 1,339,001
4.13%, 8/15/2053 3,394,000 3,039,221
4.25%, 2/15/2054 416,000 380,835
U.S. Treasury Notes
4.88%, 11/30/2025 661,000 658,211
4.00%, 2/29/2028 4,440,000 4,315,125
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.00%, 1/31/2029 115,000 111,429
4.25%, 2/28/2029 1,014,000 993,324
4.00%, 2/15/2034 4,620,000 4,374,562
Total U.S. Treasury Obligations
(cost $45,695,758)
37,672,286
Preferred Stocks 0 .7%
Shares
Consumer Finance 0 .4%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 2,354,670
Financial Services 0 .1%
FHLMC, + 0.00%,
7.88% Floor), 8.38%,
12/31/2027*(e)(g) 35,000 141,750
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(e)(g) 50,000 1,130,000
Total Preferred Stocks
(cost $5,403,070)
3,626,420
Repurchase Agreements 1 .4%
Principal
Amount ($)
CF Secured, LLC
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $496,318,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$506,244. (h)(i) 496,244 496,244
Nomura Securities
International, Inc.
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $5,000,737,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$5,102,617. (h)(i) 5,000,000 5,000,000

20 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $2,000,295,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$2,040,301. (h)(i) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $7,496,244)
7,496,244
Total Investments
(cost $602,542,144) — 100.5%
558,698,786
Liabilities in excess of other
assets — (0.5)% (2,830,914)
NET ASSETS — 100.0%
$ 555,867,872
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$122,721,522 which represents 22.08% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2024.
(d) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $13,225,802, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,496,244 and by $6,344,605 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 5.00%, and maturity dates ranging from
6/11/2024 – 8/15/2052, a total value of $13,840,849.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2024. The
maturity date reflects the next call date.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of April 30, 2024.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $7,496,244.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

Nationwide BNY Mellon Core Plus Bond ESG Fund - April 30, 2024 (Unaudited) - Statements of Investments - 21
Currency:
PEN Peru Nuevo Sol
USD United States Dollar
Centrally Cleared Inflation-Linked swap contracts outstanding as of April 30, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month HICPXT At
Termination
2.53% At
Termination Pay 4/22/2054 EUR 4,050,000 (13,402) – (13,402)
1 Month UKRPI At
Termination
3.78% At
Termination Pay 4/22/2034 GBP 5,650,000 (5,965) – (5,965)
1 Month USCPI At
Termination
2.54% At
Termination Rec 4/22/2054 USD 6,460,000 790 – 790
Total unrealized depreciation (18,577) – (18,577)
Net unrealized depreciation (18,577) – (18,577)
– – –
As of April 30, 2024, the Fund had $680,000 segregated as collateral for swap contracts.
* There are no upfront payments (receipts) on the swap contracts listed above.
Abbreviation:
HICPXT Harmonized Index of Consumer Prices ex. Tobacco
UKRPI United Kingdom Retail Price Index
USCPI United States Consumer Price Index
Currency:
EUR Euro
GBP British pound
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 72,841 EUR 68,000 JPMorgan Chase Bank NA 5/14/2024 236
USD 4,604,963 PEN 17,130,000 Barclays Bank plc
**
5/14/2024 55,390
Total unrealized appreciation 55,626
USD 49,449 GBP 40,000 Barclays Bank plc 5/14/2024 (536)
Total unrealized depreciation (536)
Net unrealized appreciation 55,090
** Non-deliverable forward.
Currency:
EUR Euro
GBP British pound
PEN Peruvian nuevo sol
USD United States dollar

22 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-BTP 76 6/2024 EUR 9,488,731 (34,759)
U.S. Treasury 2 Year Note 448 6/2024 USD 90,790,000 (415,730)
U.S. Treasury 5 Year Note 939 6/2024 USD 98,352,915 (1,489,145)
U.S. Treasury Long Bond 263 6/2024 USD 29,932,688 (2,031,624)
Total long contracts (3,971,258)
Short Contracts
Canada 10 Year Bond (86) 6/2024 CAD (7,308,423) 150,573
Euro-Bund (63) 6/2024 EUR (8,745,747) 140,029
Japan 10 Year Bond (29) 6/2024 JPY (26,570,079) 174,999
U.S. Treasury 10 Year Note (328) 6/2024 USD (35,239,500) 704,544
U.S. Treasury 10 Year Ultra Note (137) 6/2024 USD (15,099,969) 324,213
U.S. Treasury Ultra Bond (30) 6/2024 USD (3,586,875) 176,654
Total short contracts 1,671,012
Net contracts (2,300,246)
As of April 30, 2024, the Fund had $2,601,395 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 23
+
Asset-Backed Securities 5 .2%
Principal
Amount ($) Value ($)
Airlines 0 .6%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 710,524 644,327
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 936,629 934,057
1,578,384
Automobiles 1 .1%
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 1,000,000 993,667
Tesla Auto Lease Trust, Series
2024-A, Class A2A, 5.37%,
6/22/2026(a) 500,000 498,692
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 500,000 503,934
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 1,000,000 995,875
2,992,168
Credit Card 1 .3%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 494,375
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 981,164
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,490,072
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 489,778
3,455,389
Home Equity 0 .0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.68%, 1/25/2036(b) 152,781 150,196
Other 2 .2%
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,048,919 1,056,249
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 53,138 52,918
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 709,492 621,701
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 865,231 716,202
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 541,385 455,249
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 82,678 73,428
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 89,885 81,096
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 390,852 353,114
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 357,688 328,566
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
6.82%, 4/20/2037(a)(b) 1,400,000 1,400,000
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 779,692 700,187
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 300,000 281,919
6,120,629
Total Asset-Backed Securities
(cost $15,046,207)
14,296,766
Collateralized Mortgage Obligations 2 .0%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 175,419 86,367
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 1,947 1,852
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 259,281 243,696
AREIT Trust, Series 2022-
CRE6, Class A, 6.58%,
1/20/2037(a)(b) 536,445 531,755
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,328,681 2,043,609
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 36,687 19,214
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 125,222 114,841
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 117,061 112,481
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 113,863 72,906
New Residential Mortgage
Loan Trust, Series 2019-
1A, Class A1, 3.86%,
9/25/2057(a)(b) 1 1

24 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 560,114
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 547,667
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 364,069
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 22,581 20,187
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 351,693 319,509
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 264,158 243,487
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 153,764 144,889
Total Collateralized Mortgage Obligations
(cost $6,325,193)
5,426,644
Commercial Mortgage-Backed Securities 2 .8%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 652,732
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,420,129
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 1,300,000 1,181,808
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 356,893
Total Commercial Mortgage-Backed
Securities
(cost $8,939,624) 7,611,562
Corporate Bonds 34 .1%
Aerospace & Defense 1 .4%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,029,353
3.25%, 2/1/2035 500,000 376,707
5.81%, 5/1/2050 100,000 88,493
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 303,110
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 123,550
RTX Corp. ,
4.13%, 11/16/2028(d) 1,900,000 1,805,514
5.15%, 2/27/2033 150,000 145,555
3,872,282
Automobile Components 0 .2%
Icahn Enterprises LP ,
6.38%, 12/15/2025 510,000 500,864
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0 .3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 345,062
1.80%, 1/10/2028(a) 140,000 121,759
6.38%, 4/8/2030(a) 460,000 472,385
939,206
Banks 5 .8%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(e) 1,000,000 977,248
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 990,000 920,192
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 400,728
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 993,550
BPCE SA ,
4.63%, 7/11/2024(a) 500,000 498,452
4.50%, 3/15/2025(a) 1,100,000 1,083,083
(SOFR + 1.52%), 1.65%,
10/6/2026(a)(e) 250,000 234,516
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 775,000 621,599
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(d)(e) 775,000 757,173
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 450,000 390,989
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(e) 650,000 651,817
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 1,000,000 855,728
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(e) 450,000 449,276
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 982,170
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 775,000 747,192
(SOFR + 2.08%), 4.91%,
7/25/2033(e) 375,000 356,530
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 425,000 423,396
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(e) 490,000 461,395
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 300,000 270,118

Nationwide Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 750,000 698,833
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(e) 450,000 461,520
(SOFR + 1.86%), 5.68%,
1/23/2035(d)(e) 200,000 195,382
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(e) 170,000 167,083
3.00%, 4/22/2026 700,000 667,751
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 750,000 633,120
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 1,004,769
15,903,610
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 630,000 566,930
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 142,834
5.30%, 5/15/2048(a) 160,000 141,539
PepsiCo, Inc. ,
3.90%, 7/18/2032 175,000 160,264
1,011,567
Biotechnology 0 .8%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 325,000 305,723
5.65%, 3/2/2053 435,000 417,461
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,475,033
2,198,217
Broadline Retail 0 .3%
Amazon.com, Inc. ,
4.70%, 12/1/2032 825,000 801,236
Capital Markets 3 .6%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 600,000 560,383
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 866,300
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 100,000 98,007
(SOFR + 0.80%), 1.43%,
3/9/2027(e) 750,000 693,018
(SOFR + 0.82%), 1.54%,
9/10/2027(e) 150,000 135,922
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032 111,000 92,443
5.75%, 4/1/2033 839,000 802,396
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 600,000 561,944
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,540,492
Nuveen LLC ,
5.85%, 4/15/2034(a) 665,000 655,849
S&P Global, Inc. ,
2.90%, 3/1/2032 1,000,000 845,840
UBS Group AG ,
4.13%, 9/24/2025(a) 1,000,000 975,482
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 1,935,946
9,764,022
Chemicals 0 .2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 591,141
Communications Equipment 0 .3%
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 735,000 714,780
Consumer Finance 0 .7%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 1,850,000 1,797,780
Consumer Staples Distribution & Retail 0 .6%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 528,115 537,688
Walmart, Inc. ,
4.15%, 9/9/2032(d) 1,000,000 944,356
4.50%, 4/15/2053 200,000 174,044
1,656,088
Diversified REITs 0 .3%
VICI Properties LP ,
4.63%, 6/15/2025(a) 250,000 245,964
WP Carey, Inc. ,
2.45%, 2/1/2032(d) 635,000 497,566
743,530
Diversified Telecommunication Services 0 .5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 134,307
3.65%, 6/1/2051 695,000 478,570
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 808,300
1,421,177
Electric Utilities 6 .0%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,882,916
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 747,745
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 204,844
Series Z, 3.70%, 5/1/2050 390,000 262,471
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 809,568
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 843,958

26 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,520,314
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 500,000 506,550
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 893,874
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,441,722
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 1,000,000 946,311
Georgia Power Co. ,
4.70%, 5/15/2032(d) 1,250,000 1,183,304
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 234,961
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 138,074
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 322,545
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 160,000 160,317
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a) 390,000 388,346
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 117,564
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 95,000 88,072
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 404,492
Southern Co. (The) ,
4.40%, 7/1/2046(d) 200,000 162,829
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 195,186
4.30%, 7/15/2029(a) 1,000,000 923,327
16,379,290
Entertainment 0 .4%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(d) 800,000 684,528
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 500,000 430,693
1,115,221
Financial Services 0 .1%
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 243,833
Food Products 0 .7%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 1,000,000 976,879
4.38%, 4/22/2052(a) 115,000 94,173
J M Smucker Co. (The) ,
6.50%, 11/15/2043 750,000 781,339
1,852,391
Ground Transportation 0 .7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 1,600,000 1,488,508
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 415,000 390,152
1,878,660
Health Care Equipment & Supplies 0 .4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030 1,000,000 1,015,170
Health Care Providers & Services 0 .4%
CVS Health Corp. ,
5.00%, 2/20/2026 1,000,000 990,019
HCA, Inc. ,
5.25%, 4/15/2025 250,000 248,664
1,238,683
Health Care REITs 0 .1%
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 166,429
Welltower OP LLC ,
4.00%, 6/1/2025 175,000 171,635
338,064
Household Durables 0 .2%
Newell Brands, Inc. ,
4.88%, 6/1/2025 450,000 442,759
Independent Power and Renewable Electricity Producers
0 .2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 292,140
Calpine Corp. ,
5.25%, 6/1/2026(a) 200,000 197,141
489,281
Industrial REITs 0 .3%
LXP Industrial Trust ,
6.75%, 11/15/2028 900,000 922,978
Insurance 0 .7%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a)(d) 575,000 575,092
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 701,077
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a) 525,000 517,874
1,794,043
IT Services 0 .3%
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 792,325
Machinery 0 .1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 250,000 244,934
Media 0 .2%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 322,380

Nationwide Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp. ,
2.94%, 11/1/2056 208,000 121,381
443,761
Multi-Utilities 0 .3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 591,608
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 266,856
858,464
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025 237,000 231,518
Oil, Gas & Consumable Fuels 3 .3%
Aker BP ASA ,
2.00%, 7/15/2026(a) 1,200,000 1,106,027
Antero Midstream Partners LP ,
7.88%, 5/15/2026(a) 150,000 152,726
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 263,000 263,642
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 150,000 148,102
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 204,980
5.75%, 1/15/2031(a) 350,000 342,646
2.88%, 4/1/2032(a) 161,000 128,676
Energy Transfer LP ,
5.75%, 4/1/2025 500,000 499,017
4.75%, 1/15/2026 500,000 492,171
5.50%, 6/1/2027 1,000,000 995,033
6.50%, 2/1/2042 350,000 355,361
5.95%, 5/15/2054(d) 200,000 188,494
MPLX LP ,
1.75%, 3/1/2026 696,000 648,569
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 541,519
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 875,000 875,024
5.50%, 12/1/2025 250,000 248,728
6.60%, 3/15/2046 245,000 252,261
ONEOK, Inc. ,
5.85%, 1/15/2026 458,000 459,743
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 77,206
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,054,928
9,034,853
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a) 200,000 189,726
Pharmaceuticals 0 .7%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 351,683
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 728,082
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033(d) 825,000 785,886
1,865,651
Residential REITs 0 .6%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 500,000 427,660
5.50%, 2/1/2034(d) 233,000 224,671
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 972,312
1,624,643
Retail REITs 0 .2%
Kite Realty Group LP ,
5.50%, 3/1/2034 100,000 95,393
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 513,003
608,396
Semiconductors & Semiconductor Equipment 0 .4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 335,917
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 639,646
975,563
Software 0 .2%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 131,822
Oracle Corp. ,
3.60%, 4/1/2040 700,000 524,506
656,328
Specialized REITs 0 .5%
American Tower Corp. ,
2.95%, 1/15/2025 250,000 244,926
Crown Castle, Inc. ,
4.45%, 2/15/2026 70,000 68,452
3.70%, 6/15/2026 630,000 604,847
CubeSmart LP ,
4.00%, 11/15/2025 126,000 122,377
3.13%, 9/1/2026 450,000 424,511
1,465,113
Specialty Retail 0 .1%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 345,000 325,523
Technology Hardware, Storage & Peripherals 0 .6%
Apple, Inc. ,
3.35%, 8/8/2032 1,650,000 1,465,472
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 250,000 250,072
1,715,544
Tobacco 0 .7%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 903,318
6.34%, 8/2/2030 225,000 230,688
6.42%, 8/2/2033(d) 150,000 154,148

28 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 165,000 166,394
5.75%, 11/17/2032 200,000 201,356
5.38%, 2/15/2033 250,000 245,027
4.25%, 11/10/2044(d) 150,000 119,052
2,019,983
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 328,203
Total Corporate Bonds
(cost $99,454,325)
93,006,401
Mortgage-Backed Securities 26 .6%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 2,037,025 1,807,882
Pool# SB8203
3.50%, 1/1/2038 1,344,599 1,248,031
Pool# SB8260
5.00%, 10/1/2038 2,693,949 2,645,880
Pool# SD8178
2.50%, 11/1/2051 4,826,663 3,833,779
Pool# QE0799
2.50%, 4/1/2052 8,043,340 6,381,317
Pool# SD2254
3.50%, 7/1/2052 935,880 809,821
Pool# SD8255
3.50%, 10/1/2052 931,616 803,726
Pool# SD8288
5.00%, 1/1/2053 3,749,967 3,555,801
Pool# SD8302
6.50%, 2/1/2053 413,960 418,294
Pool# SD8309
6.00%, 3/1/2053 449,406 445,532
Pool# SD2921
4.50%, 5/1/2053 497,904 459,659
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,067,325 947,382
Pool# FM1776
3.00%, 10/1/2034 325,807 298,911
Pool# FS1360
3.00%, 4/1/2037 1,111,132 1,008,170
Pool# BC0180
4.00%, 1/1/2046 645,235 590,998
Pool# BC9003
3.00%, 11/1/2046 95,427 80,985
Pool# AS8483
3.00%, 12/1/2046 75,154 63,513
Pool# MA2863
3.00%, 1/1/2047 410,232 348,460
Pool# BM2003
4.00%, 10/1/2047 395,359 361,673
Pool# CA2208
4.50%, 8/1/2048 1,287,929 1,202,524
Pool# CA2469
4.00%, 10/1/2048 93,996 85,306
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BN0906
4.00%, 11/1/2048 964,548 878,807
Pool# CA3866
3.50%, 7/1/2049 1,733,957 1,513,731
Pool# BP5783
3.00%, 5/1/2050 4,682,064 3,930,748
Pool# MA4210
2.50%, 12/1/2050 900,202 718,331
Pool# FS2041
2.00%, 8/1/2051 7,211,608 5,474,271
Pool# MA4491
1.50%, 12/1/2051 1,341,935 962,963
Pool# FS2122
3.00%, 3/1/2052 1,309,243 1,084,939
Pool# MA4577
2.00%, 4/1/2052 9,566,146 7,236,192
Pool# BU8944
3.00%, 4/1/2052 4,527,217 3,744,770
Pool# MA4732
4.00%, 9/1/2052 6,892,426 6,177,404
Pool# MA4733
4.50%, 9/1/2052 1,807,553 1,666,341
Pool# MA4782
3.50%, 10/1/2052 4,676,933 4,035,327
Pool# MA4805
4.50%, 11/1/2052 1,474,449 1,359,264
Pool# MA4980
6.00%, 4/1/2053 671,425 666,048
Pool# DA1019
6.50%, 9/1/2053 216,951 219,452
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 1,639,165 1,444,238
Pool# MA8429
5.50%, 11/20/2052 709,953 696,689
Pool# MA8647
5.00%, 2/20/2053 468,774 449,149
Pool# MA8726
5.50%, 3/20/2053 2,260,437 2,218,174
Pool# MA8727
6.00%, 3/20/2053 594,954 598,194
Total Mortgage-Backed Securities
(cost $82,962,907)
72,472,676
Municipal Bonds 0 .5%
California 0 .2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 556,832
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 7.46%, 10/1/2046 600,000 710,658
Total Municipal Bonds
(cost $1,307,696)
1,267,490

Nationwide Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 29
Purchased Option 0 .0%
†
Number of
Contracts Value ($)
Put Option 0 .0%
†
Future Interest Rate Options 0 .0%
†
U.S. Treasury 30 Year Bond
5/24/2024 at USD 113.00,
American Style, Notional
Amount: USD 5,500,000
Exchange Traded* 55 61,875
0
Total Purchased Option
(cost $69,608) 61,875
U.S. Treasury Obligations 27 .4%
Principal
Amount ($)
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 10,570,000
2.38%, 2/15/2042 6,000,000 4,206,797
3.25%, 5/15/2042 3,500,000 2,811,348
3.88%, 2/15/2043 1,000,000 873,555
2.25%, 8/15/2046 2,100,000 1,346,379
2.25%, 2/15/2052 9,500,000 5,793,144
2.88%, 5/15/2052 1,750,000 1,231,494
U.S. Treasury Notes
4.25%, 9/30/2024 3,000,000 2,985,850
4.50%, 11/30/2024 (d) 1,000,000 995,049
1.00%, 12/15/2024 (d) 5,000,000 4,868,408
4.25%, 12/31/2024 (d) 3,300,000 3,276,378
4.13%, 1/31/2025 3,000,000 2,974,072
2.88%, 6/15/2025 1,000,000 974,531
3.00%, 7/15/2025 6,000,000 5,846,484
2.63%, 1/31/2026 (f) 4,000,000 3,835,000
4.00%, 2/15/2026 3,000,000 2,944,336
2.25%, 2/15/2027 1,000,000 931,680
0.50%, 4/30/2027 2,000,000 1,758,594
2.38%, 5/15/2027 2,000,000 1,860,313
3.25%, 6/30/2027 2,000,000 1,906,953
4.13%, 9/30/2027 1,000,000 977,773
3.88%, 12/31/2027 900,000 871,523
3.50%, 1/31/2028 2,100,000 2,005,582
1.25%, 3/31/2028 1,000,000 874,492
3.63%, 5/31/2028 700,000 670,168
2.75%, 5/31/2029 2,000,000 1,822,578
3.25%, 6/30/2029 1,000,000 932,305
3.50%, 1/31/2030 2,100,000 1,971,293
3.75%, 5/31/2030 2,000,000 1,897,891
2.75%, 8/15/2032 1,000,000 867,148
Total U.S. Treasury Obligations
(cost $82,881,497)
74,881,118
Repurchase Agreements 1 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $681,441,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$695,069. (g)(h) 681,340 681,340
Nomura Securities
International, Inc.
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $2,000,295,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$2,041,047. (g)(h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $2,681,340)
2,681,340
Total Investments
(cost $299,668,397) — 99.6%
271,705,872
Other assets in excess of
liabilities — 0.4% 1,040,885
NET ASSETS — 100.0%
$ 272,746,757
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$50,700,234 which represents 18.59% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2024.
(d) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $14,473,717, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,681,340 and by $12,278,743 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.75%, and maturity dates ranging from
6/11/2024 – 2/15/2054, a total value of $14,960,083.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.

30 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Fund
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $2,681,340.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 31
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 176 6/2024 USD 35,667,500 (151,257)
U.S. Treasury 5 Year Note 149 6/2024 USD 15,606,586 (139,325)
U.S. Treasury 10 Year Note 124 6/2024 USD 13,322,250 (367,079)
U.S. Treasury Ultra Bond 35 6/2024 USD 4,184,688 (244,537)
Total long contracts (902,198)
Short Contracts
U.S. Treasury Long Bond (67) 6/2024 USD (7,625,438) 310,901
Total short contracts 310,901
Net contracts (591,297)
As of April 30, 2024, the Fund had $639,567 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
Written Put Options Contracts as of April 30, 2024:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 55 USD 5,500,000 USD 110.00 5/24/2024 (18,047)
Total written put options contracts (18,047)
Total Written Options Contracts (Premiums Received ($28,358)) (18,047)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

32 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Government Money Market Fund
U.S. Government Agency Securities 21 .5%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.05%), 5.37%,
5/24/2024(a) 2,000,000 2,000,000
(SOFR + 0.10%), 5.42%,
7/18/2024(a) 4,000,000 4,000,000
(SOFR + 0.08%), 5.40%,
7/22/2024(a) 3,000,000 2,999,915
5.50%, 9/20/2024 3,000,000 2,938,348
(SOFR + 0.13%), 5.45%,
3/20/2025(a) 2,000,000 2,000,000
FHLB
4.90%, 2/4/2021 1,700,000 1,638,473
5.00%, 2/10/2021 3,400,000 3,271,877
5.00%, 2/11/2021 3,500,000 3,367,645
(SOFR + 0.06%), 5.38%,
5/6/2024(a) 3,000,000 3,000,000
(SOFR + 0.00%), 5.32%,
5/20/2024(a) 3,000,000 3,000,000
(SOFR + 0.07%), 5.39%,
5/24/2024(a) 2,000,000 2,000,000
(SOFR + 0.00%), 5.32%,
6/11/2024(a) 3,500,000 3,500,000
(SOFR + 0.01%), 5.33%,
6/18/2024(a) 2,300,000 2,300,000
(SOFR + 0.00%), 5.32%,
7/2/2024(a) 4,000,000 4,000,000
(SOFR + 0.07%), 5.39%,
7/5/2024(a) 4,000,000 4,000,000
(SOFR + 0.07%), 5.39%,
7/18/2024(a) 3,000,000 3,000,000
(SOFR + 0.07%), 5.39%,
7/19/2024(a) 4,000,000 4,000,000
(SOFR + 0.00%), 5.32%,
7/22/2024(a) 4,000,000 4,000,000
5.33%, 7/24/2024 3,000,000 2,963,201
(SOFR + 0.00%), 5.32%,
8/23/2024(a) 6,000,000 6,000,000
(SOFR + 0.01%), 5.33%,
10/8/2024(a) 8,000,000 8,000,000
(SOFR + 0.02%), 5.34%,
11/12/2024(a) 2,000,000 2,000,000
(SOFR + 0.11%), 5.43%,
12/26/2024(a) 3,000,000 3,000,000
4.85%, 1/23/2025 4,000,000 3,861,160
5.04%, 2/7/2025 6,000,000 5,774,400
5.13%, 2/7/2025 3,000,000 3,000,000
5.18%, 4/7/2025 1,800,000 1,800,000
5.23%, 4/14/2025 3,500,000 3,500,000
(SOFR + 0.14%), 5.46%,
4/21/2025(a) 4,000,000 4,000,000
5.20%, 5/5/2025 3,500,000 3,500,000
5.32%, 5/12/2025 3,500,000 3,500,000
(SOFR + 0.14%), 5.46%,
6/17/2025(a) 3,000,000 3,000,000
(SOFR + 0.08%), 5.40%,
9/19/2025(a) 1,500,000 1,500,000
(SOFR + 0.16%), 5.48%,
10/10/2025(a) 2,000,000 2,000,000
(SOFR + 0.16%), 5.48%,
10/20/2025(a) 4,000,000 4,000,000
(SOFR + 0.16%), 5.48%,
11/3/2025(a) 2,000,000 2,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.16%), 5.48%,
11/14/2025(a) 3,000,000 3,000,000
(SOFR + 0.15%), 5.47%,
12/8/2025(a) 2,000,000 2,000,000
(SOFR + 0.15%), 5.47%,
1/5/2026(a) 2,000,000 2,000,000
Total U.S. Government Agency Securities
(cost $125,415,019)
125,415,019
U.S. Treasury Obligations 48 .8%
U.S. Treasury Bills
5.35%, 5/2/2024 5,000,000 4,999,270
5.32%, 5/7/2024 8,000,000 7,992,960
5.31%, 5/9/2024 18,000,000 17,978,940
5.32%, 5/14/2024 6,000,000 5,988,571
5.30%, 5/16/2024 6,000,000 5,986,925
5.28%, 5/21/2024 11,500,000 11,466,755
5.32%, 5/23/2024 14,000,000 13,954,924
5.30%, 5/28/2024 15,000,000 14,941,061
5.36%, 5/30/2024 9,000,000 8,961,974
5.30%, 6/4/2024 12,000,000 11,940,387
5.32%, 6/6/2024 12,000,000 11,937,150
5.27%, 6/11/2024 5,000,000 4,970,503
2.53%, 6/13/2024 23,000,000 22,857,389
5.32%, 6/18/2024 6,000,000 5,957,800
5.32%, 6/25/2024 15,000,000 14,879,114
5.21%, 6/27/2024 11,000,000 10,911,523
5.18%, 7/5/2024 17,000,000 16,845,146
5.16%, 7/11/2024 5,000,000 4,950,399
5.33%, 7/25/2024 3,000,000 2,962,777
1.69%, 8/1/2024 9,000,000 8,882,157
5.18%, 8/8/2024 3,000,000 2,958,379
5.32%, 8/13/2024 6,000,000 5,909,347
5.20%, 8/15/2024 6,000,000 5,910,518
5.33%, 8/20/2024 3,000,000 2,951,530
5.27%, 8/29/2024 3,000,000 2,948,700
5.24%, 9/12/2024 1,000,000 981,017
5.47%, 10/3/2024 6,000,000 5,866,054
5.26%, 10/10/2024 4,000,000 3,907,840
5.30%, 10/24/2024 3,000,000 2,924,320
4.79%, 1/23/2025 2,000,000 1,932,212
5.06%, 3/20/2025 5,700,000 5,454,009
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 5.36%, 7/31/2024(a) 10,000,000 9,999,178
0.50%, 3/31/2025 2,000,000 1,920,596
(US Treasury 3 Month
Bill Money Market Yield +
0.13%), 5.45%, 7/31/2025(a) 4,000,000 3,997,955
(US Treasury 3 Month
Bill Money Market
Yield + 0.17%), 5.50%,
10/31/2025(a) 7,000,000 6,997,609
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 5.57%, 1/31/2026(a) 5,700,000 5,703,886

Nationwide Government Money Market Fund - April 30, 2024 (Unaudited) - Statements of Investments - 33
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 5.48%, 4/30/2026(a) 5,000,000 5,000,000
Total U.S. Treasury Obligations
(cost $284,728,875) 284,728,875
Repurchase Agreements 32 .7%
Banco Santander SA, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase price
$56,008,252, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.13% - 8.50%, maturing
10/15/2025 - 1/1/2057;
total market value
$57,120,006.(b) 56,000,000 56,000,000
MUFG Securities Ltd.,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $10,001,475,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.38%, maturing
8/29/2024 - 8/15/2050;
total market value
$10,200,002.(b) 10,000,000 10,000,000
MUFG Securities Ltd.,
5.32%, dated 4/30/2024,
due 5/1/2024, repurchase
price $45,006,650,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 6/14/2024
- 10/20/2062; total market
value $46,432,971.(b) 45,000,000 45,000,000
RBC Dominion Securities
Inc., 5.31%, dated
4/30/2024, due 5/1/2024,
repurchase price
$40,005,900, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13% -
4.75%, maturing 9/30/2024
- 11/15/2053; total market
value $40,800,000.(b) 40,000,000 40,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities
Inc., 5.32%, dated
4/30/2024, due 5/1/2024,
repurchase price
$25,003,694, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.00%, maturing
8/20/2024 - 2/1/2054; total
market value $25,872,037.
(b) 25,000,000 25,000,000
Royal Bank of Canada,
5.32%, dated 4/30/2024,
due 5/1/2024, repurchase
price $15,002,217,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 5.50%, maturing
11/20/2039 - 9/20/2053;
total market value
$16,200,000.(b) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $191,000,000) 191,000,000
Total Investments
(cost $601,143,894) — 103.0% 601,143,894
Liabilities in excess of other assets — (3.0)% (17,594,827)
NET ASSETS — 100.0%
$583,549,067
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

34 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 5 .4%
Principal
Amount ($) Value ($)
Automobiles 1 .3%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 350,683 351,002
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 869,246 872,875
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 1,000,000 1,003,685
2,227,562
Equipment Loans & Leases 1 .1%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 1,000,000 1,007,068
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 502,088
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 438,907 438,888
1,948,044
Other 3 .0%
AMSR Trust
Series 2020-SFR1, Class D,
2.62%, 4/17/2037(a) 1,000,000 961,639
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 660,550 630,576
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 750,000 699,862
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 1,000,000 933,234
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 381,257 320,598
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 245,970 246,257
Series 2023-1A, Class A,
7.05%, 2/18/2031(a) 82,706 82,911
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,206,579
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 187,946
5,269,602
Total Asset-Backed Securities
(cost $9,581,817)
9,445,208
Collateralized Mortgage Obligations 0 .8%
Principal
Amount ($) Value ($)
FHLMC REMICS, Series
2296, Class H, 6.50%,
3/15/2031 10 10
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 731,456 667,629
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 762,941 682,127
Total Collateralized Mortgage Obligations
(cost $1,502,814)
1,349,766
Commercial Mortgage-Backed Security 0 .0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 56,794 52,513
Total Commercial Mortgage-Backed Security
(cost $56,992) 52,513
Mortgage-Backed Securities 0 .9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,259,441 1,254,164
Pool# 773298
6.63%, 4/1/2035(b) 214,766 213,254
Pool# 745769
6.31%, 7/1/2036(b) 75,608 75,378
Total Mortgage-Backed Securities
(cost $1,561,546)
1,542,796
U.S. Government Agency Securities 4 .0%
FFCB, 3.25%, 7/28/2032 5,000,000 4,427,070
FHLB, 5.37%, 9/9/2024 2,615,000 2,613,536
Total U.S. Government Agency Securities
(cost $8,727,370)
7,040,606
U.S. Treasury Obligations 87 .9%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 6,955,003
3.63%, 4/15/2028 (c)(d) 5,000,000 10,040,736
2.50%, 1/15/2029 (c) 2,500,000 3,649,035
3.88%, 4/15/2029 (c) 3,300,000 6,688,754
0.63%, 2/15/2043 (c) 6,850,000 6,726,497
1.38%, 2/15/2044 (c) 7,500,000 8,306,432
0.75%, 2/15/2045 (c) 3,000,000 2,861,831
1.00%, 2/15/2046 (c) 2,125,000 2,098,183
0.88%, 2/15/2047 (c) 5,000,000 4,657,379
1.00%, 2/15/2048 (c) 1,500,000 1,392,345
1.00%, 2/15/2049 (c) 1,250,000 1,129,057
0.25%, 2/15/2050 (c) 2,000,000 1,411,502

Nationwide Inflation-Protected Securities Fund - April 30, 2024 (Unaudited) - Statements of Investments - 35
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2025 (c) 4,000,000 4,682,183
0.63%, 1/15/2026 (c) 3,500,000 4,419,796
0.13%, 7/15/2026 (c) 3,000,000 3,701,076
0.38%, 7/15/2027 (c) 10,250,000 12,244,390
1.63%, 10/15/2027 (c) 10,000,000 10,251,329
0.50%, 1/15/2028 (c) 10,500,000 12,338,602
0.88%, 1/15/2029 (c) 2,500,000 2,880,993
0.25%, 7/15/2029 (c)(d) 4,000,000 4,397,196
0.13%, 1/15/2030 (c) 8,000,000 8,558,141
0.13%, 7/15/2030 (c) 5,000,000 5,334,500
0.13%, 1/15/2031 (c) 10,750,000 11,134,343
0.13%, 7/15/2031 (c) 8,000,000 7,991,182
0.63%, 7/15/2032 (c) 6,000,000 5,646,790
1.38%, 7/15/2033 (c) 4,000,000 3,794,320
Total U.S. Treasury Obligations
(cost $168,009,501)
153,291,595
Total Investments
(cost $189,440,040) — 99.0%
172,722,484
Other assets in excess of
liabilities — 1.0% 1,792,554
NET ASSETS — 100.0%
$ 174,515,038
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$10,127,335 which represents 5.80% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2024.
(c) Principal amounts are not adjusted for inflation.
(d) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $310,745, which was collateralized by $318,418
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% – 6.75%, and maturity dates
ranging from 7/15/2024 – 2/15/2054.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits

36 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 41 6/2024 USD 8,308,906 (71,849)
U.S. Treasury 5 Year Note 29 6/2024 USD 3,037,524 (59,624)
Total long contracts (131,473)
Short Contracts
U.S. Treasury Long Bond (22) 6/2024 USD (2,503,875) 107,010
Total short contracts 107,010
Net contracts (24,463)
As of April 30, 2024, the Fund had $88,775 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 37
Asset-Backed Securities 10 .1%
Principal
Amount ($) Value ($)
Automobiles 8 .0%
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 290,000 292,185
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 124,016 124,975
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 500,000 501,426
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 735,139
AmeriCredit Automobile
Receivables Trust
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 641,300
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 771,648
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 515,523
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,625,000 1,613,635
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 688,366
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 1,000,000 1,006,430
Series 2024-2, Class A3,
5.84%, 6/15/2028 1,475,000 1,474,240
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 887,892
Series 2023-3, Class A3,
5.28%, 5/15/2028 215,000 214,039
CarMax Auto Owner Trust,
Series 2024-2, Class A3,
5.50%, 1/16/2029 350,000 349,687
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 317,740 318,336
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,425,000 1,427,791
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 571,662 570,313
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 345,000 343,656
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 235,000 233,270
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,367,010
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 553,687
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 101,386
Series 2024-1A, Class A,
5.68%, 3/15/2034(a) 850,000 845,475
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 31,472 31,419
DT Auto Owner Trust
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 673,947
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,018,347
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 585,847
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 185,226 182,916
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 519,567 518,546
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 236,257
Exeter Automobile
Receivables Trust
Series 2022-5A, Class B,
5.97%, 3/15/2027 1,115,000 1,114,468
Series 2023-1A, Class B,
5.72%, 4/15/2027 590,000 589,252
Series 2023-2A, Class B,
5.61%, 9/15/2027 495,000 493,048
Flagship Credit Auto Trust
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 56,204 55,337
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 159,072 158,134
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 787,739
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 642,556
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,867,175
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 903,879
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 298,229 294,817
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 510,688 507,533
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 450,000 448,711
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class B, 1.53%,
4/15/2026(a) 176,986 176,648

38 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Select Receivables
Trust, Series 2024-
2A, Class A2, 5.58%,
6/17/2030(a) 180,000 179,432
GM Financial Automobile
Leasing Trust, Series
2023-2, Class A3, 5.05%,
7/20/2026 360,000 357,871
GM Financial Revolving
Receivables Trust, Series
2024-1, Class A, 4.98%,
12/11/2036(a) 775,000 760,783
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 845,000 841,430
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 435,000 431,848
LAD Auto Receivables Trust
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 192,264
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 262,136
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 295,000 295,545
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 680,000 653,638
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 489,964
Santander Drive Auto
Receivables Trust
Series 2022-4, Class B,
4.42%, 11/15/2027 850,000 839,937
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 438,802
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 678,225
Series 2023-1, Class C,
5.09%, 5/15/2030 185,000 182,407
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 474,249
SBNA Auto Lease Trust,
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 350,000 348,659
SBNA Auto Receivables Trust,
Series 2024-A, Class B,
5.29%, 9/17/2029(a) 250,000 246,965
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 555,000 553,858
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 490,000 488,744
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 78,191
Westlake Automobile
Receivables Trust, Series
2023-3A, Class C, 6.02%,
9/15/2028(a) 820,000 819,454
Westlake Flooring Master
Trust, Series 2024-
1A, Class A, 5.43%,
2/15/2028(a) 160,000 159,094
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 1,125,000 1,124,183
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 465,000 464,261
World Omni Automobile Lease
Securitization Trust, Series
2023-A, Class A3, 5.07%,
9/15/2026 490,000 487,085
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 573,822
39,286,832
Equipment Loans & Leases 0 .7%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 235,000 235,574
Dell Equipment Finance Trust
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 835,000 838,487
Series 2024-1, Class A3,
5.39%, 3/22/2030(a) 170,000 169,197
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 835,000 829,134
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 385,000 383,140
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 170,000 169,260
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 427,545 420,180
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 455,000 456,680
3,501,652
Other 1 .3%
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 397,239 354,134
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 271,102 270,130
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 67,286 67,088

Nationwide Loomis Core Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 39
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 810,000 809,301
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 60,973 59,450
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 255,811 253,142
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,180,625
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,425,000 1,387,814
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 878,850 858,288
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 392,345
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 690,000 690,308
6,322,625
Student Loan 0 .1%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 197,364 186,195
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 153,579 141,014
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 207,871 189,722
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 74,905 66,956
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 78,630 76,881
660,768
Total Asset-Backed Securities
(cost $50,389,824)
49,771,877
Collateralized Mortgage Obligations 4 .8%
FHLMC REMICS
Series 5065, Class HI, IO,
4.84%, 4/15/2042(b) 1,643,085 270,560
Series 5115, Class FD,
4.00%, 8/15/2043(b) 1,819,597 1,692,777
Series 5065, Class EI, IO,
5.39%, 11/25/2044(b) 360,515 71,876
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 5094, Class , IO,
1.48%, 12/15/2048(b) 835,377 59,721
Series 5214, Class BI, IO,
0.90%, 4/25/2052(b) 109,688 4,253
FNMA REMICS
Series 2004-29, Class PS,
IO, 2.16%, 5/25/2034(b) 929,622 86,278
Series 2016-32, Class SA,
IO, 0.66%, 10/25/2034(b) 4,136,181 239,478
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,807,808 320,068
Series 2010-57, Class SA,
IO, 1.01%, 6/25/2040(b) 1,250,739 92,951
Series 2010-63, Class SA,
IO, 1.06%, 6/25/2040(b) 1,080,484 78,005
Series 2010-118, Class SN,
IO, 1.16%, 10/25/2040(b) 5,519,411 561,737
Series 2013-18, Class FB,
5.79%, 10/25/2041(b) 13,727 13,723
Series 2013-117, Class Z,
3.50%, 11/25/2043 5,431,367 4,865,695
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 275,309 39,775
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 209,046 33,927
Series 2021-24, Class , IO,
1.12%, 3/25/2059(b) 3,649,891 220,765
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,958,526 4,055,670
Series 2020-34, Class , IO,
5.00%, 12/20/2039 1,950,785 377,036
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,562,665 538,918
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 433,473 29,056
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 149,352 14,523
Series 2012-H20, Class PT,
5.62%, 7/20/2062(b) 156,289 155,732
Series 2018-H02, Class ZJ,
4.41%, 10/20/2064(b) 592,611 574,077
Series 2017-H12, Class EZ,
5.39%, 6/20/2066(b) 128,044 126,318
Series 2017-H13, Class JZ,
5.07%, 5/20/2067(b) 119,347 117,911
Series 2017-H22, Class FD,
5.64%, 11/20/2067(b) 16,832 16,595
Series 2017-H25, Class FD,
5.59%, 12/20/2067(b) 35,487 34,893
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 521,024 1,042
Series 2019-H01, Class FT,
5.84%, 10/20/2068(b) 1,139,025 1,137,116
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,588,156 4,117,461
Series 2019-H05, Class FT,
5.43%, 4/20/2069(b) 748,351 748,055
Series 2019-H13, Class FT,
5.45%, 8/20/2069(b) 101,528 101,389
Series 2019-H18, Class DF,
5.84%, 10/20/2069(b) 242,859 240,591

40 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 4,187,490 233
Series 2022-H09, Class GF,
6.03%, 4/20/2072(b) 2,187,690 2,167,838
Series 2022-H22, Class FE,
6.37%, 9/20/2072(b) 789,486 788,455
Total Collateralized Mortgage Obligations
(cost $25,537,321)
23,994,498
Commercial Mortgage-Backed Securities 5 .5%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 872,367
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,708,764
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,201,665
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 270,000 276,994
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,257,788
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.58%, 10/15/2037(a)(b) 1,095,000 1,089,525
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,207,427
BPR Trust
Series 2022-OANA, Class
A, 7.22%, 4/15/2037(a)(b) 605,000 607,647
Series 2021-NRD, Class A,
6.85%, 12/15/2038(a)(b) 815,000 795,065
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 798,805
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 78,695 74,037
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 649,612
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 291,236
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 893,525
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 393,526
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.71%, 1/25/2030(b) 477,041 34,721
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K142, Class X1, IO,
0.40%, 3/25/2032(b) 5,764,387 114,316
Series K147, Class X1, IO,
0.49%, 6/25/2032(b) 3,866,620 100,078
Series K149, Class X1, IO,
0.40%, 8/25/2032(b) 6,243,634 128,539
Series K-150, Class X1, IO,
0.45%, 9/25/2032(b) 5,427,927 128,573
Series K157, Class X1, IO,
0.16%, 8/25/2033(b) 9,004,709 37,116
Series K-1513, Class X1,
IO, 0.99%, 8/25/2034(b) 962,014 54,419
Series K-1521, Class X1,
IO, 1.09%, 8/25/2036(b) 2,793,138 223,283
Series K146, Class X1, IO,
0.35%, 6/25/2054(b) 5,007,421 88,096
Series K143, Class X1, IO,
0.45%, 4/25/2055(b) 2,599,913 60,486
Series K145, Class X1, IO,
0.43%, 6/25/2055(b) 1,476,542 32,879
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.90%, 6/25/2028(b) 685,737 29,570
Series 2020-M37, Class X,
IO, 1.12%, 4/25/2032(b) 1,196,796 53,771
Series 2020-M43, Class X1,
IO, 2.01%, 8/25/2034(b) 4,896,063 332,341
Series 2020-M36, Class X1,
IO, 1.54%, 9/25/2034(b) 869,360 50,392
GNMA REMICS
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 9,885,301 308,055
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 800,770 46,633
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,784,644 159,285
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,717,710 214,809
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,669,947 192,035
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,461,589 154,071
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,404,880 91,315
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,148,601 130,301
Series 2021-12, Class , IO,
0.95%, 3/16/2063(b) 2,958,806 198,850
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,282,997 178,220
Series 2021-144, Class , IO,
0.83%, 4/16/2063(b) 3,858,674 231,854
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,976,935 194,617
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,424,166 234,681
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,895,049 261,818
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 4,020,349 225,273
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 668,507 47,293

Nationwide Loomis Core Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 41
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,761,925 249,966
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,604,206 208,034
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,034,442 122,461
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,458,478 143,353
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 410,000 331,690
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,035,000 775,502
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 357,151
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,897,468
Med Trust, Series 2021-
MDLN, Class A, 6.39%,
11/15/2038(a)(b) 1,000,200 995,824
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 755,000 747,063
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.87%, 2/15/2039(a)(b) 1,495,000 1,481,511
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 599,090 371,436
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,761,610
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,252,824
Total Commercial Mortgage-Backed
Securities
(cost $29,994,920) 27,151,566
Corporate Bonds 32 .1%
Aerospace & Defense 0 .1%
Boeing Co. (The) ,
6.86%, 5/1/2054(a) 305,000 305,826
Automobile Components 0 .3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 300,692
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,006,720
Magna International, Inc. ,
5.05%, 3/14/2029 260,000 254,547
1,561,959
Automobiles 0 .7%
BMW US Capital LLC ,
4.90%, 4/2/2029(a) 1,060,000 1,038,355
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
5.10%, 8/3/2028(a) 285,000 282,157
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a) 375,000 384,992
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a) 1,650,000 1,617,108
3,322,612
Banks 7 .2%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c) 500,000 504,359
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 690,000 703,984
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(c) 205,000 208,951
(SOFR + 1.91%), 5.87%,
3/28/2035(a)(c) 205,000 198,364
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 697,578
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 405,000 395,240
Banco Bilbao Vizcaya
Argentaria SA ,
5.38%, 3/13/2029 600,000 593,819
Banco Santander SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.54%, 3/14/2030(c) 1,600,000 1,568,188
Bank of America Corp. ,
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 1,095,000 1,064,852
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,012,494
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 510,000 511,006
(SOFR + 1.62%), 5.60%,
3/20/2030(a)(c)(d) 1,230,000 1,205,581
BNP Paribas SA ,
(SOFR + 1.88%), 5.74%,
2/20/2035(a)(c) 235,000 229,504
CaixaBank SA ,
(SOFR + 2.26%), 6.04%,
6/15/2035(a)(c) 800,000 781,973
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 1,250,000 1,230,611

42 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citibank NA ,
5.57%, 4/30/2034 685,000 682,575
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 535,000 487,182
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(c) 590,000 572,943
Credit Agricole SA ,
5.37%, 3/11/2034(a) 985,000 955,418
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 936,793
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(c) 270,000 271,164
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(c)(d) 1,010,000 997,403
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c)(d) 1,115,000 1,045,075
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 399,533
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(c) 565,000 565,484
HSBC USA, Inc. ,
5.63%, 3/17/2025 925,000 925,105
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 475,000 477,013
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(c) 650,000 666,014
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 515,000 500,818
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 1,565,000 1,566,047
KeyBank NA ,
5.85%, 11/15/2027 690,000 677,509
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
5.43%, 4/17/2035(c) 1,230,000 1,200,067
Morgan Stanley Bank NA ,
5.88%, 10/30/2026 965,000 973,353
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 1,185,000 1,181,732
5.60%, 12/18/2028 410,000 409,220
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(c) 1,150,000 1,126,324
Santander Holdings USA, Inc. ,
(SOFR + 2.50%), 6.17%,
1/9/2030(c) 545,000 542,866
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.95%),
7.13%, 1/19/2055(a)(c) 670,000 639,705
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(c) 1,035,000 1,076,884
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 675,000 668,078
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 512,813
5.41%, 3/14/2029(a)(d) 725,000 713,773
Toronto-Dominion Bank (The) ,
4.99%, 4/5/2029 1,760,000 1,723,175
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(c) 590,000 617,775
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 420,000 391,346
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,039,434
35,449,125
Beverages 0 .7%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.00%, 6/15/2034 1,080,000 1,043,664
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,345,000 1,344,815
Keurig Dr Pepper, Inc. ,
5.30%, 3/15/2034 875,000 851,991
3,240,470
Building Products 0 .3%
Johnson Controls International
plc ,
5.50%, 4/19/2029 1,320,000 1,325,411
Capital Markets 3 .9%
Ares Capital Corp. ,
7.00%, 1/15/2027 545,000 554,718
5.88%, 3/1/2029 495,000 485,284

Nationwide Loomis Core Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 300,000 199,594
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 802,635
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 805,000 796,672
(SOFR + 1.09%), 4.98%,
3/14/2030(c) 325,000 318,206
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 355,000 308,693
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 120,000 116,431
4.25%, 1/15/2026 385,000 372,025
5.95%, 3/15/2029 265,000 260,167
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 305,000 311,172
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a)(d) 715,000 732,394
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 625,000 599,321
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 1,010,000 973,225
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 451,568
Credit Suisse AG ,
5.00%, 7/9/2027 415,000 405,881
Deutsche Bank AG ,
(SOFR + 1.59%), 5.71%,
2/8/2028(c) 745,000 738,034
FS KKR Capital Corp. ,
3.13%, 10/12/2028 405,000 348,179
7.88%, 1/15/2029 345,000 355,074
Goldman Sachs BDC, Inc. ,
6.38%, 3/11/2027 235,000 235,920
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(c) 2,070,000 2,068,716
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 935,000 935,493
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 695,000 636,198
6.00%, 7/15/2029 420,000 405,291
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 748,331
JBS USA Holding Lux Sarl ,
7.25%, 11/15/2053(a) 660,000 678,706
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 667,199
6.20%, 4/14/2034 920,000 909,492
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 1,200
Main Street Capital Corp. ,
3.00%, 7/14/2026 515,000 479,592
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 500,000 499,798
New Mountain Finance Corp. ,
6.88%, 2/1/2029 245,000 238,545
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c)
(d) 435,000 402,514
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a) 575,000 564,238
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 415,000 406,896
TPG Operating Group II LP ,
5.88%, 3/5/2034 370,000 361,080
19,368,482
Chemicals 0 .4%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 384,619
LYB International Finance III
LLC ,
5.50%, 3/1/2034 1,720,000 1,669,735
2,054,354
Commercial Services & Supplies 0 .2%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 794,392
6.32%, 12/4/2028(a) 400,000 405,944
1,200,336
Consumer Finance 2 .2%
Ally Financial, Inc. ,
(SOFR + 2.82%), 6.85%,
1/3/2030(c) 635,000 641,603
American Express Co. ,
(SOFR + 1.09%), 5.53%,
4/25/2030(c) 1,730,000 1,726,940
American Honda Finance
Corp. ,
4.90%, 3/13/2029(d) 1,250,000 1,225,803
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(c) 685,000 704,923
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 180,000 181,591
Caterpillar Financial Services
Corp. ,
4.85%, 2/27/2029 805,000 794,007
Ford Motor Credit Co. LLC ,
6.80%, 11/7/2028 770,000 787,245
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 520,000 521,211
5.95%, 4/4/2034 450,000 440,151
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a)(d) 105,000 101,906
6.50%, 3/10/2028(a) 635,000 641,420

44 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 394,782
John Deere Capital Corp. ,
4.90%, 3/7/2031 1,215,000 1,187,143
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 769,800
Synchrony Financial ,
4.88%, 6/13/2025 165,000 162,252
Toyota Motor Credit Corp. ,
4.65%, 1/5/2029 650,000 634,887
10,915,664
Containers & Packaging 0 .3%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 534,043
Smurfit Kappa Treasury ULC ,
5.78%, 4/3/2054(a) 1,220,000 1,166,713
1,700,756
Distributors 0 .1%
LKQ Corp. ,
5.75%, 6/15/2028 510,000 509,494
Diversified Telecommunication Services 0 .2%
Bell Telephone Co. of Canada
or Bell Canada ,
5.55%, 2/15/2054 615,000 579,237
Verizon Communications, Inc. ,
5.50%, 2/23/2054 640,000 607,799
1,187,036
Electric Utilities 2 .6%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 169,682
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 683,111
Appalachian Power Co. ,
5.65%, 4/1/2034 585,000 568,321
Duke Energy Ohio, Inc. ,
5.55%, 3/15/2054 815,000 769,357
Edison International ,
4.70%, 8/15/2025 1,080,000 1,063,682
Electricite de France SA ,
5.95%, 4/22/2034(a) 1,245,000 1,237,103
Entergy Corp. ,
0.90%, 9/15/2025 555,000 520,355
Eversource Energy ,
5.95%, 2/1/2029 765,000 773,729
5.95%, 7/15/2034 530,000 526,158
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 417,087
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 581,795
NextEra Energy Capital
Holdings, Inc. ,
5.25%, 3/15/2034 505,000 484,530
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co. ,
5.20%, 6/1/2034 1,210,000 1,154,276
Southern Co. (The) ,
5.50%, 3/15/2029 1,150,000 1,146,468
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,147,528
6.00%, 4/15/2034(a) 570,000 554,055
Xcel Energy, Inc. ,
5.50%, 3/15/2034 1,275,000 1,229,547
13,026,784
Electronic Equipment, Instruments & Components 0 .4%
Arrow Electronics, Inc. ,
5.88%, 4/10/2034 825,000 795,209
CDW LLC ,
3.28%, 12/1/2028 665,000 593,579
Flex Ltd. ,
6.00%, 1/15/2028 585,000 586,962
1,975,750
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 685,000 670,427
Financial Services 1 .5%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,103,968
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 840,613
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 2,380,000 2,364,186
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(c) 580,000 589,320
ORIX Corp. ,
3.25%, 12/4/2024 635,000 625,379
Radian Group, Inc. ,
6.20%, 5/15/2029 660,000 655,720
Synchrony Bank ,
5.40%, 8/22/2025 890,000 878,722
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 216,145
7,274,053
Gas Utilities 0 .1%
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 477,127
Ground Transportation 0 .2%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 400,000 390,867
Ryder System, Inc. ,
5.38%, 3/15/2029 480,000 475,969
866,836
Health Care Equipment & Supplies 0 .2%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 1,050,000 1,048,342

Nationwide Loomis Core Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Facilities 0 .0%
†
Icon Investments Six
Designated Activity Co. ,
6.00%, 5/8/2034 210,000 209,782
Health Care Providers & Services 0 .7%
Cigna Group (The) ,
5.60%, 2/15/2054 620,000 583,963
Humana, Inc. ,
5.75%, 12/1/2028 520,000 522,027
5.75%, 4/15/2054 760,000 714,120
McKesson Corp. ,
1.30%, 8/15/2026(d) 480,000 437,392
UnitedHealth Group, Inc. ,
5.38%, 4/15/2054 1,245,000 1,182,609
3,440,111
Health Care REITs 0 .1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 400,824
Health Care Technology 0 .1%
IQVIA, Inc. ,
5.70%, 5/15/2028(d) 430,000 429,914
Hotels, Restaurants & Leisure 0 .3%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 319,699
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 505,000 507,430
Starbucks Corp. ,
5.00%, 2/15/2034 585,000 559,483
1,386,612
Household Durables 0 .2%
MDC Holdings, Inc. ,
3.97%, 8/6/2061(d) 600,000 496,901
Whirlpool Corp. ,
5.75%, 3/1/2034 415,000 400,750
897,651
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 769,899
Insurance 4 .0%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 605,246
Athene Global Funding ,
2.50%, 3/24/2028(a) 420,000 371,028
Athene Holding Ltd. ,
6.25%, 4/1/2054 890,000 865,066
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 955,000 927,101
5.55%, 4/9/2027(a) 1,005,000 995,690
CNO Global Funding ,
2.65%, 1/6/2029(a) 990,000 847,378
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 942,808
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 949,431
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 864,503
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054(a) 600,000 593,162
GA Global Funding Trust ,
2.25%, 1/6/2027(a) 1,135,000 1,032,147
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,152,739
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 472,458
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 560,000 542,862
3.88%, 6/11/2025(a) 195,000 190,066
Lincoln National Corp. ,
5.85%, 3/15/2034 445,000 427,533
Met Tower Global Funding ,
5.25%, 4/12/2029(a) 365,000 360,025
MetLife, Inc. ,
5.38%, 7/15/2033 645,000 640,216
New York Life Global Funding ,
5.00%, 1/9/2034(a) 585,000 558,846
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
5.95%, 4/16/2054(a)(c) 1,265,000 1,229,991
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,071,489
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 243,586
Reliance Standard Life Global
Funding II ,
2.75%, 5/7/2025(a)(d) 1,270,000 1,228,554
RGA Global Funding ,
2.70%, 1/18/2029(a)(d) 735,000 647,661
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 688,309
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a)(d) 560,000 475,428
Willis North America, Inc. ,
5.90%, 3/5/2054(d) 740,000 709,619
19,632,942
IT Services 0 .2%
DXC Technology Co. ,
2.38%, 9/15/2028 1,160,000 989,412
Leisure Products 0 .0%
†
Brunswick Corp. ,
5.85%, 3/18/2029 170,000 168,210
Machinery 0 .1%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 575,000 563,350

46 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0 .2%
Fox Corp. ,
6.50%, 10/13/2033 1,200,000 1,232,133
Metals & Mining 0 .5%
Antofagasta plc ,
6.25%, 5/2/2034(a) 480,000 478,080
Glencore Funding LLC ,
5.89%, 4/4/2054(a) 795,000 752,578
Newmont Corp. ,
5.35%, 3/15/2034(a) 815,000 794,984
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a) 490,000 483,537
2,509,179
Multi-Utilities 0 .6%
Ameren Corp. ,
5.00%, 1/15/2029 310,000 302,342
DTE Energy Co. ,
5.85%, 6/1/2034 485,000 482,259
Engie SA ,
5.63%, 4/10/2034(a) 260,000 254,983
National Grid plc ,
5.42%, 1/11/2034 535,000 514,422
NiSource, Inc. ,
5.35%, 4/1/2034 700,000 669,963
Public Service Enterprise
Group, Inc. ,
5.20%, 4/1/2029 605,000 593,806
2,817,775
Office REITs 0 .2%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 570,000 520,960
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 285,761
806,721
Oil, Gas & Consumable Fuels 0 .5%
Enbridge, Inc. ,
5.63%, 4/5/2034 780,000 763,139
Phillips 66 Co. ,
5.65%, 6/15/2054 770,000 733,390
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 785,000 779,238
2,275,767
Other Specialized Funds 0 .0%
†
Prologis Targeted US Logistics
Fund LP ,
5.25%, 4/1/2029(a) 240,000 235,430
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The) ,
5.00%, 2/14/2034 1,050,000 1,007,950
Pharmaceuticals 0 .1%
Bayer US Finance LLC ,
6.50%, 11/21/2033(a) 725,000 722,585
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0 .2%
Equifax, Inc. ,
5.10%, 6/1/2028 825,000 810,092
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
5.50%, 4/1/2029(d) 255,000 251,864
Semiconductors & Semiconductor Equipment 0 .4%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 682,608
Microchip Technology, Inc. ,
5.05%, 3/15/2029 600,000 589,709
Micron Technology, Inc. ,
6.75%, 11/1/2029 445,000 467,649
Qorvo, Inc. ,
1.75%, 12/15/2024 320,000 311,463
2,051,429
Software 0 .1%
Adobe, Inc. ,
4.95%, 4/4/2034 510,000 497,532
Specialty Retail 0 .5%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 789,987
4.50%, 10/1/2025 675,000 662,094
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 481,766
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 445,000 447,743
2,381,590
Technology Hardware, Storage & Peripherals 0 .1%
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 511,817
Tobacco 0 .6%
BAT Capital Corp. ,
6.00%, 2/20/2034 770,000 765,240
7.08%, 8/2/2053 515,000 539,017
Philip Morris International,
Inc. ,
5.25%, 2/13/2034 1,730,000 1,668,845
2,973,102
Trading Companies & Distributors 0 .3%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 788,518
6.50%, 7/18/2028(a) 155,000 156,106
5.95%, 2/15/2029(a) 285,000 281,336
GATX Corp. ,
5.40%, 3/15/2027 325,000 323,106
1,549,066
Total Corporate Bonds
(cost $168,597,705)
159,003,583
Mortgage-Backed Securities 17 .5%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,002,233 1,588,878

Nationwide Loomis Core Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8205
2.50%, 4/1/2052 14,652,915 11,616,437
Pool# QE0012
2.50%, 4/1/2052 1,703,278 1,350,526
Pool# QE0764
3.00%, 4/1/2052 5,068,280 4,188,961
Pool# QE2352
2.50%, 5/1/2052 1,312,222 1,040,440
Pool# SD8219
2.50%, 6/1/2052 1,053,393 834,074
Pool# QE4044
2.50%, 6/1/2052 575,362 455,570
Pool# SD2088
3.50%, 6/1/2052 9,766,893 8,422,408
Pool# SD8234
2.50%, 8/1/2052 412,436 326,784
Pool# SD8271
2.50%, 10/1/2052 929,461 735,932
Pool# QF1212
4.00%, 10/1/2052 4,265,462 3,821,642
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,155,728 1,168,031
Pool# AN8477
3.40%, 2/1/2033 1,966,173 1,739,185
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,457,675
Pool# BF0673
2.50%, 6/1/2062 3,252,081 2,527,162
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,277,613 1,079,666
Pool# MA3275
3.00%, 2/1/2048 1,131,399 954,693
Pool# MA4562
2.00%, 3/1/2052 2,058,016 1,556,756
Pool# CB3496
3.00%, 5/1/2052 5,307,037 4,389,884
Pool# MA4623
2.50%, 6/1/2052 593,737 470,853
Pool# BU8730
2.50%, 6/1/2052 338,371 268,447
Pool# MA4624
3.00%, 6/1/2052 1,097,153 907,537
Pool# FS5493
2.50%, 7/1/2052 3,967,834 3,145,620
Pool# MA4652
2.50%, 7/1/2052 385,349 305,486
Pool# MA4653
3.00%, 7/1/2052 5,100,283 4,216,411
Pool# MA4743
2.50%, 8/1/2052 367,924 291,524
Pool# FS3497
3.50%, 8/1/2052 4,937,538 4,260,727
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 6/25/2054 2,000,000
1,980,781
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.50%, 6/25/2054 3,100,000
3,008,345
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 5,327 5,377
Pool# 399109
7.50%, 2/15/2027 2,280 2,282
Pool# 445661
7.50%, 7/15/2027 1,440 1,444
Pool# 443887
7.50%, 8/15/2027 2,477 2,482
Pool# 455381
7.50%, 8/15/2027 1,334 1,337
Pool# 450591
7.50%, 8/15/2027 181 181
Pool# 453295
7.50%, 8/15/2027 84 84
Pool# 446699
6.00%, 8/15/2028 3,528 3,580
Pool# 482748
6.00%, 9/15/2028 18,574 18,823
Pool# 781029
6.50%, 5/15/2029 26,787 27,228
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 5,169,563 4,399,024
Pool# MA8098
3.00%, 6/20/2052 4,910,760 4,178,797
Pool# MA8192
4.00%, 8/20/2052 2,075,876 1,845,546
Pool# MA8260
4.00%, 9/20/2052 930,942 827,647
Pool# MA8261
4.50%, 9/20/2052 680,505 624,658
Pool# MA8418
4.50%, 11/20/2052 461,212 423,362
Pool# MA8801
5.50%, 4/20/2053 3,016,589 2,960,190
Total Mortgage-Backed Securities
(cost $92,799,758)
86,432,477
U.S. Treasury Obligations 28 .4%
U.S. Treasury Bonds
3.38%, 8/15/2042 1,495,000 1,219,651
3.88%, 2/15/2043 2,670,000 2,332,391
3.88%, 5/15/2043 5,420,000 4,726,621
4.38%, 8/15/2043 10,030,000 9,367,080
4.75%, 11/15/2043 (d) 9,430,000 9,250,241
4.50%, 2/15/2044 9,400,000 8,924,125
2.25%, 8/15/2049 9,000,000 5,586,328
4.13%, 8/15/2053 1,295,000 1,159,632
4.75%, 11/15/2053 1,020,000 1,014,741
4.25%, 2/15/2054 2,915,000 2,668,591
U.S. Treasury Notes
5.00%, 10/31/2025 4,370,000 4,359,758
4.88%, 11/30/2025 2,415,000 2,404,812
4.25%, 12/31/2025 7,275,000 7,172,979
4.25%, 1/31/2026 (d) 12,395,000 12,220,211
4.63%, 2/28/2026 (d) 4,975,000 4,936,521
4.63%, 9/30/2028 1,940,000 1,929,012
4.88%, 10/31/2028 46,865,000 47,079,188
4.25%, 2/28/2029 3,775,000 3,698,025

48 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 3/31/2029 (d) 10,905,000 10,620,448
Total U.S. Treasury Obligations
(cost $146,408,235)
140,670,355
Short-Term Investment 0 .1%
U.S. Treasury Obligation 0 .1%
U.S. Treasury Bills, 5.31%,
5/28/2024(f) 500,000 498,024
Total Short-Term Investment
(cost $498,027)
498,024
Repurchase Agreements 2 .1%
CF Secured, LLC
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $4,296,963,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$4,382,902. (g)(h) 4,296,329 4,296,329
Nomura Securities
International, Inc.
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$1,020,523. (g)(h) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $5,000,738,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$5,100,752. (g)(h) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $10,296,329)
10,296,329
Total Investments
(cost $524,522,119) — 100.6%
497,818,709
Liabilities in excess of other
assets — (0.6)% (2,943,818)
NET ASSETS — 100.0%
$ 494,874,891
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$105,651,380 which represents 21.35% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2024.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.
(d) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $33,728,813, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $10,296,329 and by $24,576,083 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging
from 6/11/2024 – 8/15/2052, a total value of $34,872,412.
(e) Security in default.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $10,296,329.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Loomis Core Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 49
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 32 6/2024 USD 3,351,750 (62,467)
U.S. Treasury 10 Year Note 22 6/2024 USD 2,363,625 (58,138)
U.S. Treasury Long Bond 113 6/2024 USD 12,860,812 (460,410)
U.S. Treasury Ultra Bond 101 6/2024 USD 12,075,813 (642,427)
Net contracts (1,223,442)
As of April 30, 2024, the Fund had $1,445,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

50 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 26 .3%
Principal
Amount ($) Value ($)
Automobiles 17 .9%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 130,000 129,443
Series 2023-1, Class A3,
5.46%, 5/15/2028 215,000 214,869
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 205,000 206,544
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 81,087 81,715
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 345,000 345,984
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 246,370
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 173,493
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 100,000 99,336
Avid Automobile Receivables
Trust, Series 2023-1, Class
A, 6.63%, 7/15/2026(a) 122,028 122,089
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 535,000 526,108
BMW Vehicle Lease Trust,
Series 2023-1, Class A3,
5.16%, 11/25/2025 80,000 79,803
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 145,000 144,886
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 300,000 301,929
Series 2024-2, Class A3,
5.84%, 6/15/2028 300,000 299,845
Capital One Prime Auto
Receivables Trust, Series
2023-1, Class A3, 4.87%,
2/15/2028 450,000 445,515
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 27,903 27,620
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 520,831
Series 2023-3, Class A3,
5.28%, 5/15/2028 145,000 144,352
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 25,000 25,049
Series 2021-N4, Class A1,
0.83%, 9/11/2028 23,255 23,185
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 334,723 333,934
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 155,000 154,396
Citizens Auto Receivables
Trust
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 120,000 119,117
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 225,000 223,979
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 625,000 628,222
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 129,720
Series 2024-1A, Class A,
5.68%, 3/15/2034(a) 160,000 159,148
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 10,724 10,706
DT Auto Owner Trust
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 18,119 18,059
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 160,527
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 258,170
Enterprise Fleet Financing
LLC
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 165,165
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 89,420 88,304
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 210,000 208,451
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 349,444 348,757
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 45,000 45,211
Series 2023-1A, Class B,
5.72%, 4/15/2027 365,000 364,537
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 435,000 435,033
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 335,606
Flagship Credit Auto Trust
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 55,675 55,347
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 213,111
Ford Credit Auto Owner Trust
Series 2020-C, Class A3,
0.41%, 7/15/2025 7,309 7,293
Series 2021-A, Class A3,
0.30%, 8/15/2025 44,995 44,713
Series 2023-A, Class A3,
4.65%, 2/15/2028 200,000 197,486

Nationwide Loomis Short Term Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-B, Class A3,
5.23%, 5/15/2028 270,000 269,018
Foursight Capital Automobile
Receivables Trust, Series
2022-1, Class A3, 1.83%,
12/15/2026(a) 96,279 95,177
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 310,000 309,112
GLS Auto Receivables Issuer
Trust
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 54,674 54,570
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 95,000 94,484
GLS Auto Select Receivables
Trust, Series 2024-
2A, Class A2, 5.58%,
6/17/2030(a) 90,000 89,716
GM Financial Automobile
Leasing Trust
Series 2023-1, Class A3,
5.16%, 4/20/2026 335,000 333,929
Series 2023-2, Class A3,
5.05%, 7/20/2026 365,000 362,841
Series 2024-1, Class A3,
5.09%, 3/22/2027 265,000 263,120
GM Financial Consumer
Automobile Receivables
Trust
Series 2021-1, Class A3,
0.35%, 10/16/2025 13,472 13,401
Series 2023-1, Class A3,
4.66%, 2/16/2028 90,000 88,987
Series 2023-3, Class A3,
5.45%, 6/16/2028 160,000 159,978
Harley-Davidson Motorcycle
Trust
Series 2021-A, Class A3,
0.37%, 4/15/2026 25,095 24,941
Series 2023-B, Class A3,
5.69%, 8/15/2028 210,000 210,679
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 170,545
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 295,000 293,754
Honda Auto Receivables
Owner Trust
Series 2021-1, Class A3,
0.27%, 4/21/2025 9,385 9,356
Series 2023-1, Class A3,
5.04%, 4/21/2027 190,000 188,949
Series 2023-3, Class A3,
5.41%, 2/18/2028 430,000 429,304
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 220,000 218,406
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Lease
Securitization Trust, Series
2024-A, Class A4, 5.07%,
2/15/2028(a) 140,000 138,809
Hyundai Auto Receivables
Trust, Series 2023-B, Class
A3, 5.48%, 4/17/2028 145,000 144,964
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 475,000 476,762
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 150,000 148,659
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 90,740
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 595,000 597,379
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 200,000 200,370
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 210,000 208,026
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 330,000 330,113
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A3, 4.91%,
11/15/2027 475,000 470,994
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 117,999
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 206,665
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 494,913
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 270,000 272,360
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 465,647
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 113,388
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 134,787
SBNA Auto Lease Trust,
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 175,000 174,329
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 65,000 64,522

52 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 530,000 528,909
Toyota Auto Receivables
Owner Trust, Series
2023-C, Class A3, 5.16%,
4/17/2028 150,000 149,158
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 430,000 427,427
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 230,000 229,411
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 670,000 676,234
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 40,000 39,590
Westlake Automobile
Receivables Trust
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 90,000 89,670
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 559,627
Westlake Flooring Master
Trust, Series 2024-
1A, Class A, 5.43%,
2/15/2028(a) 80,000 79,547
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 680,000 679,506
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 225,000 224,643
World Omni Automobile Lease
Securitization Trust
Series 2022-A, Class A3,
3.21%, 2/18/2025 33,890 33,825
Series 2023-A, Class A3,
5.07%, 9/15/2026 330,000 328,037
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 183,237
21,624,472
Credit Card 1 .3%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 606,524
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 105,000 105,526
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 125,001
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
World Financial Network
Credit Card Master Trust,
Series 2023-A, Class A,
5.02%, 3/15/2030 740,000 729,260
1,566,311
Equipment Loans & Leases 4 .0%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 120,000 120,293
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 211,220 211,448
Daimler Trucks Retail Trust,
Series 2023-1, Class A4,
5.93%, 12/16/2030 400,000 401,384
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 630,000 632,631
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 840,000 834,099
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 740,000 739,496
HPEFS Equipment Trust,
Series 2023-1A, Class A3,
5.41%, 2/22/2028(a) 745,000 742,675
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 145,000 143,949
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 183,388 183,140
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 270,000 268,696
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 278,401 273,606
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 315,000 316,163
4,867,580
Other 2 .7%
ACHV ABS TRUST, Series
2024-1PL, Class A, 5.90%,
4/25/2031(a) 103,182 102,964
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 245,000 247,705
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 92,868 93,259
Series 2024-A, Class A,
5.61%, 2/15/2029(a) 120,000 118,878
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 115,000 115,005

Nationwide Loomis Short Term Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 53
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 127,378 113,556
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 128,158 127,698
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 47,848 47,707
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 250,102 253,661
FREED ABS Trust, Series
2022-4FP, Class B, 7.58%,
12/18/2029(a) 60,614 60,677
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 162,665 162,543
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 205,000 205,507
Marlette Funding Trust
Series 2022-3A, Class A,
5.18%, 11/15/2032(a) 13,718 13,702
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 140,122 140,191
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 125,697 125,848
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 127,906 126,571
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 392,090
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 490,000 477,213
T-Mobile US Trust, Series
2024-1A, Class A, 5.05%,
9/20/2029(a) 120,000 119,004
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 170,000 170,076
3,213,855
Student Loan 0 .4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 130,883 123,477
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 74,313 68,233
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 83,703 72,535
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 29,724 26,570
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 268,558 232,979
523,794
Total Asset-Backed Securities
(cost $32,050,523)
31,796,012
Collateralized Mortgage Obligations 0 .4%
FHLMC REMICS
Series 3585, Class LA,
3.50%, 10/15/2024 103 103
Series 3721, Class PE,
3.50%, 9/15/2040 38,935 36,810
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 52,783 49,950
Series 2012-93, Class DP,
1.50%, 9/25/2027 44,340 42,061
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 1,981 1,959
Series 2011-39, Class NE,
3.50%, 9/16/2039 33,812 33,642
Series 2010-H22, Class FE,
5.79%, 5/20/2059(b) 8,572 8,531
Series 2011-H11, Class FA,
5.94%, 3/20/2061(b) 71,502 71,409
Series 2012-H18, Class NA,
5.96%, 8/20/2062(b) 23,100 23,061
Series 2016-H13, Class FT,
6.02%, 5/20/2066(b) 9,243 9,241
Series 2017-H25, Class FD,
5.59%, 12/20/2067(b) 27,215 26,760
Series 2019-H01, Class FJ,
5.74%, 9/20/2068(b) 3,572 3,569
Series 2019-H01, Class FT,
5.84%, 10/20/2068(b) 56,496 56,401
Series 2019-H13, Class FT,
5.45%, 8/20/2069(b) 82,571 82,457
Total Collateralized Mortgage Obligations
(cost $457,272)
445,954
Commercial Mortgage-Backed Securities 4 .9%
AOA Mortgage Trust, Series
2021-1177, Class A, 6.31%,
10/15/2038(a)(b) 430,000 404,200
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 180,852
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 70,000 71,813
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.58%, 10/15/2037(a)(b) 425,000 422,875
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 319,739

54 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BPR Trust
Series 2022-OANA, Class
A, 7.22%, 4/15/2037(a)(b) 200,000 200,875
Series 2021-NRD, Class A,
6.85%, 12/15/2038(a)(b) 350,000 341,439
Series 2022-SSP, Class A,
8.32%, 5/15/2039(a)(b) 455,000 459,713
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 320,716
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
6.39%, 10/15/2038(a)(b) 245,000 242,856
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 342,663
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 141,266
DROP Mortgage Trust, Series
2021-FILE, Class A, 6.59%,
10/15/2043(a)(b) 525,000 501,375
GS Mortgage Securities Corp.
II, Series 2023-SHIP, Class
A, 4.47%, 9/10/2038(a)(b) 215,000 206,252
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 100,000 80,900
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 350,000 262,247
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 84,211 82,395
Med Trust, Series 2021-
MDLN, Class A, 6.39%,
11/15/2038(a)(b) 348,328 346,805
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 414,563 368,961
OPG Trust, Series 2021-
PORT, Class A, 5.92%,
10/15/2036(a)(b) 224,827 221,314
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 230,000 227,582
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 307,641 190,737
Total Commercial Mortgage-Backed
Securities
(cost $6,326,310) 5,937,575
Corporate Bonds 44 .2%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .9%
BAE Systems plc ,
5.13%, 3/26/2029(a) 290,000 284,678
Boeing Co. (The) ,
6.30%, 5/1/2029(a) 195,000 195,775
Bombardier, Inc. ,
7.25%, 7/1/2031(a) 145,000 145,357
RTX Corp. ,
5.75%, 11/8/2026 410,000 412,938
1,038,748
Air Freight & Logistics 0 .2%
GXO Logistics, Inc. ,
6.25%, 5/6/2029 210,000 210,239
Automobile Components 0 .2%
ZF North America Capital,
Inc. ,
6.75%, 4/23/2030(a) 215,000 215,447
Automobiles 1 .4%
BMW US Capital LLC ,
4.90%, 4/2/2029(a) 255,000 249,793
Hyundai Capital America ,
5.95%, 9/21/2026(a) 480,000 481,610
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 506,121
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a) 125,000 128,330
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a) 380,000 372,425
1,738,279
Banks 9 .0%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c) 200,000 201,744
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 345,000 351,992
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 215,000 214,181
Australia & New Zealand
Banking Group Ltd. ,
5.00%, 3/18/2026 610,000 605,751
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 465,000 454,421
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 200,000 200,394
(SOFR + 1.62%), 5.60%,
3/20/2030(a)(c)(d) 305,000 298,945
Bank of Montreal ,
5.27%, 12/11/2026 515,000 512,071
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 300,000 295,347

Nationwide Loomis Short Term Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citibank NA ,
5.49%, 12/4/2026 590,000 590,564
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(c) 305,000 298,708
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(c) 150,000 145,664
Credit Agricole SA ,
(SOFR + 1.69%), 5.34%,
1/10/2030(a)(c) 365,000 358,311
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(c) 330,000 331,423
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(c) 200,000 200,171
HSBC USA, Inc. ,
5.29%, 3/4/2027 300,000 298,979
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 230,000 230,974
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 283,484
JPMorgan Chase & Co. ,
(SOFR + 1.16%), 5.58%,
4/22/2030(c) 430,000 429,619
KeyBank NA ,
5.85%, 11/15/2027 415,000 407,487
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c)(d) 350,000 349,035
NatWest Markets plc ,
1.60%, 9/29/2026(a) 255,000 231,942
Royal Bank of Canada ,
5.20%, 7/20/2026 355,000 353,500
Santander Holdings USA, Inc. ,
(SOFR + 2.50%), 6.17%,
1/9/2030(c) 135,000 134,471
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.63%, 1/19/2030(a)(c) 425,000 415,271
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 335,000 331,564
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 286,572
Toronto-Dominion Bank (The) ,
4.99%, 4/5/2029 425,000 416,108
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 433,892
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 100,000 98,080
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%,
4/22/2028(c)(d) 190,000 190,132
Wells Fargo Bank NA ,
5.25%, 12/11/2026 595,000 592,132
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a) 305,000 301,756
10,844,685
Beverages 0 .3%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 395,000 389,702
Broadline Retail 0 .3%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 340,408
Building Products 0 .2%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 240,000 235,546
Capital Markets 4 .0%
Ares Capital Corp. ,
7.00%, 1/15/2027 85,000 86,516
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 120,000 104,347
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 203,754
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 95,000 96,922
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a) 175,000 179,257
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 150,000 143,837
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 245,000 236,079
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 110,000 111,624
Credit Suisse AG ,
5.00%, 7/9/2027 350,000 342,309
Deutsche Bank AG ,
(SOFR + 1.59%), 5.71%,
2/8/2028(c) 185,000 183,270
FS KKR Capital Corp. ,
7.88%, 1/15/2029 55,000 56,606
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(c) 610,000 605,978
Goldman Sachs BDC, Inc. ,
6.38%, 3/11/2027 60,000 60,235
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.27%), 5.73%,
4/25/2030(c) 540,000 540,879
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 195,000 178,502
Hercules Capital, Inc. ,
3.38%, 1/20/2027 195,000 177,957
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 115,000 114,519

56 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 150
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 121,062
Morgan Stanley ,
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 610,000 610,129
New Mountain Finance Corp. ,
6.88%, 2/1/2029 60,000 58,419
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a) 140,000 137,380
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 105,000 102,950
State Street Corp. ,
4.99%, 3/18/2027 370,000 366,657
4,819,338
Chemicals 1 .2%
Celanese US Holdings LLC ,
6.17%, 7/15/2027 425,000 427,494
EIDP, Inc. ,
4.50%, 5/15/2026 470,000 461,192
LYB International Finance III
LLC ,
5.50%, 3/1/2034 180,000 174,740
Nutrien Ltd. ,
5.90%, 11/7/2024 335,000 335,119
1,398,545
Commercial Services & Supplies 0 .6%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 215,000 209,564
5.64%, 3/13/2027(a) 510,000 506,440
716,004
Consumer Finance 2 .9%
Ally Financial, Inc. ,
7.10%, 11/15/2027 125,000 129,081
(SOFR + 2.82%), 6.85%,
1/3/2030(c) 75,000 75,780
American Express Co. ,
(SOFR + 1.09%), 5.53%,
4/25/2030(c) 600,000 598,939
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 339,925
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(c) 100,000 102,908
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 194,355
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 235,000 235,547
5.55%, 7/15/2029 425,000 418,275
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 55,000 53,379
6.50%, 3/10/2028(a) 125,000 126,264
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 192,577
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 488,527
Navient Corp. ,
11.50%, 3/15/2031 165,000 180,420
Synchrony Financial ,
4.88%, 6/13/2025 55,000 54,084
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 255,000 253,381
3,443,442
Containers & Packaging 1 .0%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 181,281
Smurfit Kappa Treasury ULC ,
5.20%, 1/15/2030(a) 610,000 594,930
Sonoco Products Co. ,
1.80%, 2/1/2025 460,000 445,857
1,222,068
Diversified REITs 0 .3%
GLP Capital LP ,
5.25%, 6/1/2025 420,000 416,102
Electric Utilities 2 .3%
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 150,000 149,549
Duke Energy Corp. ,
4.85%, 1/5/2027 610,000 600,663
Edison International ,
4.70%, 8/15/2025 300,000 295,467
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 98,547
Georgia Power Co. ,
5.00%, 2/23/2027 305,000 302,181
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 490,000 479,706
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 285,000 285,183
Southern California Edison
Co. ,
5.15%, 6/1/2029 125,000 123,004
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 369,376
6.00%, 4/15/2034(a) 40,000 38,881
2,742,557
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp. ,
5.05%, 4/5/2029 300,000 296,139
Arrow Electronics, Inc. ,
5.88%, 4/10/2034 200,000 192,778
Flex Ltd. ,
6.00%, 1/15/2028 180,000 180,604
669,521

Nationwide Loomis Short Term Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0 .2%
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 285,000 268,555
Financial Services 1 .9%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 352,908
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 268,800
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 595,000 591,047
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 270,000 270,796
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(c) 375,000 381,026
Radian Group, Inc. ,
6.20%, 5/15/2029 165,000 163,930
Synchrony Bank ,
5.40%, 8/22/2025 305,000 301,135
2,329,642
Food Products 1 .4%
Campbell Soup Co. ,
5.20%, 3/19/2027 425,000 422,317
Conagra Brands, Inc. ,
5.30%, 10/1/2026 485,000 481,595
General Mills, Inc. ,
4.70%, 1/30/2027 465,000 456,411
Tyson Foods, Inc. ,
5.40%, 3/15/2029 300,000 296,897
1,657,220
Gas Utilities 0 .4%
Spire, Inc. ,
5.30%, 3/1/2026 425,000 421,783
Ground Transportation 0 .0%
†
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 45,000 43,972
Health Care Equipment & Supplies 1 .0%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 360,000 359,432
Smith & Nephew plc ,
5.15%, 3/20/2027(d) 425,000 420,268
Solventum Corp. ,
5.45%, 2/25/2027(a) 425,000 421,419
1,201,119
Health Care Facilities 0 .5%
Icon Investments Six
Designated Activity Co. ,
5.85%, 5/8/2029 600,000 600,774
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029 135,000 137,197
Hotels, Restaurants & Leisure 0 .4%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 281,616
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 250,000 251,203
532,819
Independent Power and Renewable Electricity Producers
0 .3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 305,054
Insurance 3 .6%
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 135,000 133,366
Athene Global Funding ,
5.52%, 3/25/2027(a)(d) 305,000 302,512
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 375,000 364,045
5.55%, 4/9/2027(a) 195,000 193,193
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 383,132
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 695,000 660,424
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 155,000 150,256
Lincoln National Corp. ,
5.85%, 3/15/2034 105,000 100,879
MassMutual Global Funding II ,
5.10%, 4/9/2027(a) 410,000 407,330
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 610,000 604,385
New York Life Global Funding ,
4.90%, 4/2/2027(a) 420,000 415,571
Northwestern Mutual Global
Funding ,
5.07%, 3/25/2027(a) 425,000 421,974
SiriusPoint Ltd. ,
7.00%, 4/5/2029 170,000 169,583
4,306,650
Leisure Products 0 .0%
†
Brunswick Corp. ,
5.85%, 3/18/2029 40,000 39,580
Machinery 0 .1%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 169,606
Media 0 .3%
Charter Communications
Operating LLC ,
6.15%, 11/10/2026 335,000 335,824
Metals & Mining 0 .6%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 225,000 219,742
Glencore Funding LLC ,
5.37%, 4/4/2029(a) 305,000 299,532
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 175,000 183,459
702,733

58 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0 .3%
Starwood Property Trust, Inc. ,
3.75%, 12/31/2024(a) 355,000 348,504
Multi-Utilities 1 .7%
Ameren Corp. ,
5.70%, 12/1/2026 410,000 410,964
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 490,000 486,768
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 292,406
DTE Energy Co. ,
4.22%, 11/1/2024(f) 375,000 371,700
5.85%, 6/1/2034 120,000 119,322
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 400,000 400,450
2,081,610
Office REITs 0 .1%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 195,000 178,223
Oil, Gas & Consumable Fuels 1 .9%
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 85,000 89,799
EQT Corp. ,
6.13%, 2/1/2025(f) 133,000 132,934
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 71,403
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 410,000 411,974
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 460,000 456,623
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 305,000 313,645
TransCanada PipeLines Ltd. ,
(United States SOFR
Compounded Index +
1.52%), 6.88%, 3/9/2026(c) 520,000 520,518
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 298,759
2,295,655
Other Specialized Funds 0 .0%
†
Prologis Targeted US Logistics
Fund LP ,
5.25%, 4/1/2029(a) 60,000 58,857
Passenger Airlines 0 .3%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 253,545
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 115,426
368,971
Pharmaceuticals 0 .5%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a)(d) 390,000 391,876
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 219,961
611,837
Real Estate Management & Development 0 .1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 147,103
Semiconductors & Semiconductor Equipment 0 .1%
Qorvo, Inc. ,
1.75%, 12/15/2024 100,000 97,332
Specialized REITs 0 .5%
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 6.03%,
4/16/2027(c) 610,000 612,114
Specialty Retail 0 .9%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 139,607
AutoZone, Inc. ,
5.05%, 7/15/2026 290,000 287,884
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 394,302
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 270,000 271,664
1,093,457
Textiles, Apparel & Luxury Goods 0 .2%
Tapestry, Inc. ,
7.35%, 11/27/2028 290,000 299,210
Tobacco 0 .4%
Altria Group, Inc. ,
6.20%, 11/1/2028 230,000 235,696
BAT Capital Corp. ,
5.83%, 2/20/2031(d) 200,000 199,922
435,618
Trading Companies & Distributors 1 .0%
Air Lease Corp. ,
0.80%, 8/18/2024 200,000 196,999
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 294,024
5.95%, 2/15/2029(a) 70,000 69,100
GATX Corp. ,
5.40%, 3/15/2027 160,000 159,068
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 433,131
1,152,322
Total Corporate Bonds
(cost $54,303,664)
53,273,972
Mortgage-Backed Securities 0 .3%
FHLMC Gold Pool
Pool# G13746
4.50%, 1/1/2025 3,779 3,764

Nationwide Loomis Short Term Bond Fund - April 30, 2024 (Unaudited) - Statements of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G13888
5.00%, 6/1/2025 13 12
Pool# J19197
3.00%, 5/1/2027 55,831 54,012
Pool# C00748
6.00%, 4/1/2029 2,870 2,905
Pool# C01418
5.50%, 10/1/2032 23,922 24,095
Pool# G01740
5.50%, 12/1/2034 13,651 13,610
Pool# G04342
6.00%, 4/1/2038 17,404 17,646
FHLMC Non Gold Pool
Pool# 972136
6.35%, 1/1/2034(b) 15,906 16,085
Pool# 848191
6.33%, 12/1/2034(b) 77,287 76,676
FNMA Pool# 815323 ,
7.36%, 1/1/2035 (b) 20,383
20,621
FNMA UMBS Pool
Pool# 931892
4.50%, 9/1/2024 13,953 13,869
Pool# AL0802
4.50%, 4/1/2025 3,052 3,032
Pool# AB2518
4.00%, 3/1/2026 7,873 7,733
Pool# AB4998
3.00%, 4/1/2027 98,566 95,230
Pool# 190307
8.00%, 6/1/2030 232 239
Pool# 253516
8.00%, 11/1/2030 176 180
Pool# 725773
5.50%, 9/1/2034 30,315 30,183
Pool# 811773
5.50%, 1/1/2035 30,316 30,184
GNMA Pool# 5080 ,
4.00%, 6/20/2026 11,850
11,652
Total Mortgage-Backed Securities
(cost $435,053)
421,728
U.S. Treasury Obligations 22 .5%
U.S. Treasury Notes
5.00%, 10/31/2025 2,000,000 1,995,312
4.63%, 2/28/2026 (d) 21,920,000 21,750,462
4.88%, 4/30/2026 3,385,000 3,374,819
Total U.S. Treasury Obligations
(cost $27,254,501)
27,120,593
Repurchase Agreement 1 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,772,302,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$1,807,747. (g)(h) 1,772,040 1,772,040
Total Repurchase Agreement
(cost $1,772,040)
1,772,040
Total Investments
(cost $122,599,363) — 100.1%
120,767,874
Liabilities in excess of other
assets — (0.1)% (142,354)
NET ASSETS — 100.0%
$ 120,625,520
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$47,779,060 which represents 39.61% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2024.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.
(d) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $23,852,023, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,772,040 and by $22,804,185 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.75%, and maturity dates ranging from
6/11/2024 – 2/15/2054, a total value of $24,576,225.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2024.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $1,772,040.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

60 - Statements of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (29) 6/2024 USD (3,115,688) 78,781
Net contracts 78,781
As of April 30, 2024, the Fund had $327,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Assets:
Investment securities, at value
*
$ 551,202,542
Repurchase agreements, at value 7,496,244
Cash 1,924,216
Deposits with broker for futures contracts 3,467,827
Foreign currencies, at value 123,549
Interest and dividends receivable 4,322,939
Security lending income receivable 11,415
Receivable for investments sold —
Receivable for capital shares issued 5,449
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts 661,423
Unrealized appreciation on forward foreign currency contracts (Note 2) 55,626
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 43,170
Total Assets 569,314,400
Liabilities:
Payable for investments purchased 5,030,250
Distributions payable 1,533
Payable for capital shares redeemed 190,777
Payable for variation margin on futures contracts 418,759
Written options, at value (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) 536
Payable upon return of securities loaned (Note 2) 7,496,244
Accrued expenses and other payables:
Investment advisory fees 188,219
Fund administration fees 40,512
Distribution fees 2,069
Administrative servicing fees 2,829
Accounting and transfer agent fees 5,365
Trustee fees 1,556
Due to broker —
Custodian fees 10,446
Compliance program costs (Note 3) 185
Professional fees 14,134
Printing fees 36,318
Other 6,796
Total Liabilities 13,446,528
Net Assets $ 555,867,872
* Includes value of securities on loan (Note 2) 13,225,802
Cost of investment securities 595,045,900
Cost of repurchase agreements 7,496,244
Cost of foreign currencies 123,744
Premiums of written options —
Represented by:
Capital $ 670,303,811
Total distributable earnings (loss) (114,435,939)
Net Assets $ 555,867,872

Fixed lncome Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 63
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 269,024,532 $ 410,143,894 $ 172,722,484 $ 487,522,380 $ 118,995,834
2,681,340 191,000,000 — 10,296,329 1,772,040
1,866,364 818,630 1,418,732 10,982,868 2,631,868
— — 110,149 1,445,000 340,031
— — — — —
2,172,359 576,866 368,596 3,375,935 899,514
1,699 — 99 3,303 1,137
— — — 12,459,955 2,448,688
3,732 273,233 1,742 155,817 26,324
72,383 — — — 4,336
— — — — —
— — — — —
15,330 — 9,698 — 8,585
38,966 39,142 26,280 39,776 33,024
275,876,705 602,851,765 174,657,780 526,281,363 127,161,381
— 17,846,385 — 19,903,555 4,626,783
1,925 3,302 — 2,045 2,600
55,955 989,927 9,039 548,804 30,765
— — 23,590 215,031 —
18,047 — — — —
— — — — —
2,681,340 — — 10,296,329 1,772,040
91,846 129,773 36,169 162,530 32,803
31,093 40,498 27,630 36,598 25,320
1,579 185 1,817 2,037 3,636
4,436 117,847 3,916 186,882 3,970
6,127 79,207 2,670 10,258 8,252
748 1,358 448 1,529 274
205,445 — — — —
3,767 3,935 2,809 8,103 2,064
90 177 58 162 40
13,339 9,210 14,106 14,121 13,506
11,187 73,474 19,237 15,840 10,856
3,024 7,420 1,253 2,648 2,952
3,129,948 19,302,698 142,742 31,406,472 6,535,861
$ 272,746,757 $ 583,549,067 $ 174,515,038 $ 494,874,891 $ 120,625,520
14,473,717 — 310,745 33,728,813 23,852,023
296,987,057 410,143,894 189,440,040 514,225,790 120,827,323
2,681,340 191,000,000 — 10,296,329 1,772,040
— — — — —
(28,358) — — — —
$ 334,604,922 $ 583,552,108 $ 206,098,899 $ 597,606,642 $ 131,948,365
(61,858,165) (3,041) (31,583,861) (102,731,751) (11,322,845)
$ 272,746,757 $ 583,549,067 $ 174,515,038 $ 494,874,891 $ 120,625,520

64 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Net Assets:
Class A Shares $ 9,997,062
Class R6 Shares 540,334,547
Institutional Service Class Shares 5,536,263
Investor Shares —
Service Class Shares —
Total $ 555,867,872
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,155,454
Class R6 Shares 62,407,905
Institutional Service Class Shares 639,345
Investor Shares —
Service Class Shares —
Total 64,202,704
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .65 (a)
Class R6 Shares $ 8 .66
Institutional Service Class Shares $ 8 .66
Investor Shares $ —
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .03
Maximum Sales Charge:
Class A Shares 4 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.

Fixed lncome Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 65
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 7,622,841 $ — $ 8,736,833 $ 9,838,283 $ 17,815,210
240,780,731 213,561,514 148,414,795 228,369,120 93,514,440
24,343,185 — 17,363,410 256,667,488 9,295,870
— 368,473,538 — — —
— 1,514,015 — — —
$ 272,746,757 $ 583,549,067 $ 174,515,038 $ 494,874,891 $ 120,625,520
964,318 — 997,619 1,095,727 1,822,636
30,402,276 213,565,123 16,799,207 24,932,646 9,549,252
3,075,413 — 1,967,761 28,020,414 949,420
— 368,476,938 — — —
— 1,514,045 — — —
34,442,007 583,556,106 19,764,587 54,048,787 12,321,308
$ 7 .90 (b) $ — $ 8 .76 (b) $ 8 .98 (c) $ 9 .77 (c)
$ 7 .92 $ 1 .00 $ 8 .83 $ 9 .16 $ 9 .79
$ 7 .92 $ — $ 8 .82 $ 9 .16 $ 9 .79
$ — $ 1 .00 $ — $ — $ —
$ — $ 1 .00 $ — $ — $ —
$ 8 .08 $ — $ 8 .96 $ 9 .19 $ 9 .99
2 .25% – % 2 .25% 2 .25% 2 .25%

66 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
INVESTMENT INCOME:
Interest income $ 13,140,243
Dividend income 124,605
Income from securities lending (Note 2) 57,774
Total Income 13,322,622
EXPENSES:
Investment advisory fees 1,260,551
Fund administration fees 96,847
Distribution fees Class A 13,277
Distribution fees Class C(a) —
Distribution fees Service Class —
Administrative servicing fees Class A 7,272
Administrative servicing fees Class C(a) —
Administrative servicing fees Institutional Service Class 2,653
Administrative servicing fees Investor —
Administrative servicing fees Service Class —
Registration and filing fees 17,016
Professional fees 26,370
Printing fees 10,170
Trustee fees 10,384
Custodian fees 5,865
Accounting and transfer agent fees 10,223
Compliance program costs (Note 3) 1,221
Other 6,756
Total expenses before fees waived and expenses reimbursed 1,468,605
Investment advisory fees waived (Note 3) (106,887)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,361,718
NET INVESTMENT INCOME 11,960,904
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (13,738,953)
Expiration or closing of futures contracts (Note 2) (471,609)
Settlement of forward foreign currency contracts (Note 2) (2,983)
Foreign currency transactions (Note 2) (16,042)
Expiration or closing of written option contracts (Note 2) —
Expiration or closing of swap contracts (Note 2) 357
Net realized gains (losses) (14,229,230)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 37,005,308
Futures contracts (Note 2) (1,153,972)
Forward foreign currency contracts (Note 2) 55,090
Translation of assets and liabilities denominated in foreign currencies (Note 2) (9,533)
Written options contracts (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 35,896,893
Net realized/unrealized gains (losses) 21,667,663
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 33,628,567
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Fixed Income Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 67
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 5,924,632 $ 15,227,505 $ 3,143,776 $ 11,429,578 $ 3,108,345
— — — — —
8,112 — 547 37,032 6,020
5,932,744 15,227,505 3,144,323 11,466,610 3,114,365
563,792 845,364 222,712 956,009 212,479
61,031 95,555 47,308 84,246 40,476
9,567 — 11,348 12,267 22,204
1,085 — — 1,567 2,139
— 1,094 — — —
2,870 — 7,716 2,944 8,882
108 — — 63 285
10,222 — 17,494 320,909 2,858
— 179,157 — — —
— 1,094 — — —
30,300 24,676 24,149 29,926 29,935
23,170 17,310 19,640 24,490 20,381
3,214 — 519 6,305 7,509
5,093 10,402 3,340 8,600 2,305
3,988 2,353 2,625 7,266 1,841
10,918 274,006 5,529 16,612 11,751
598 1,210 387 1,040 263
2,198 2,445 2,461 6,302 609
728,154 1,454,666 365,228 1,478,546 363,917
— (76,099) — — (12,140)
(95,064) (14) (61,240) — (54,261)
633,090 1,378,553 303,988 1,478,546 297,516
5,299,654 13,848,952 2,840,335 9,988,064 2,816,849
(2,085,444) — (2,346,448) (437,044) 88,660
(580,514) — 67,532 (605,869) 6,752
— — — — —
— — — — —
45,689 — — — —
(185,384) — — — —
(2,805,653) — (2,278,916) (1,042,913) 95,412
11,530,727 (282) 5,965,857 11,968,914 1,721,328
(537,858) — (24,463) 1,860,860 (30,347)
— — — — —
— — — — —
17,223 — — — —
(64,592) — — — —
10,945,500 (282) 5,941,394 13,829,774 1,690,981
8,139,847 (282) 3,662,478 12,786,861 1,786,393
$ 13,439,501 $ 13,848,670 $ 6,502,813 $ 22,774,925 $ 4,603,242

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 11,960,904 $ 22,752,697
Net realized losses (14,229,230) (20,677,216)
Net change in unrealized appreciation/depreciation 35,896,893 6,324,595
Change in net assets resulting from operations 33,628,567 8,400,076
Distributions to Shareholders From:
Distributable earnings:
Class A (207,443) (427,433)
Class C(a) — —
Class R6 (11,758,807) (22,482,798)
Institutional Service Class (110,853) (230,074)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (12,077,103) (23,140,305)
Change in net assets from capital transactions (5,748,886) (222,065)
Change in net assets 15,802,578 (14,962,294)
Net Assets:
Beginning of period 540,065,294 555,027,588
End of period $ 555,867,872 $ 540,065,294

Fixed Income Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 5,299,654 $ 9,947,271 $ 13,848,952 $ 24,294,811
(2,805,653) (7,278,895) — —
10,945,500 (2,003,127) (282) 282
13,439,501 665,249 13,848,670 24,295,093
(135,586) (259,739) — —
(2,973) (11,484) — —
(4,696,921) (8,600,569) (5,075,464) (9,232,691)
(483,241) (993,141) — —
— — (8,739,366) (14,993,961)
— — (34,121) (68,157)
(5,318,721) (9,864,933) (13,848,951) (24,294,809)
(2,338,630) 8,345,746 27,396,111 (5,974,620)
5,782,150 (853,938) 27,395,830 (5,974,336)
266,964,607 267,818,545 556,153,237 562,127,573
$ 272,746,757 $ 266,964,607 $ 583,549,067 $ 556,153,237

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 22,053 $ 1,367,845
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 200,820 415,214
Cost of shares redeemed (1,118,296) (1,801,256)
Total Class A Shares (895,423) (18,197)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 2,483,888 22,281,076
Dividends reinvested 11,756,720 22,480,359
Cost of shares redeemed (19,382,879) (43,436,980)
Total Class R6 Shares (5,142,271) 1,324,455
Institutional Service Class Shares
Proceeds from shares issued 1,067,653 896,137
Dividends reinvested 109,459 227,075
Cost of shares redeemed (888,304) (2,651,535)
Total Institutional Service Class Shares 288,808 (1,528,323)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (5,748,886) $ (222,065)

Fixed Income Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 598,509 $ 150,249 $ — $ —
364 31,828 — —
128,851 245,641 — —
(426,039) (1,186,499) — —
301,685 (758,781) — —
262 650 — —
2,640 10,999 — —
(364) (31,828) — —
(395,844) (154,400) — —
(393,306) (174,579) — —
1,122,055 14,819,440 59,326,719 81,957,945
4,696,921 8,600,569 5,075,282 9,232,228
(6,249,259) (11,689,183) (54,203,275) (100,958,943)
(430,283) 11,730,826 10,198,726 (9,768,770)
876,335 2,588,838 — —
478,100 980,699 — —
(3,171,161) (6,021,257) — —
(1,816,726) (2,451,720) — —
— — 56,070,103 97,181,576
— — 8,707,211 14,945,296
— — (47,658,890) (107,872,369)
— — 17,118,424 4,254,503
— — 1,046,779 554,451
— — 34,121 68,157
— — (1,001,939) (1,082,961)
— — 78,961 (460,353)
$ (2,338,630) $ 8,345,746 $ 27,396,111 $ (5,974,620)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 2,481 152,572
Issued in class conversion (Note 1)(a) — —
Reinvested 22,662 47,174
Redeemed (126,138) (204,841)
Total Class A Shares (100,995) (5,095)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 281,400 2,502,789
Reinvested 1,325,621 2,552,693
Redeemed (2,229,698) (4,949,311)
Total Class R6 Shares (622,677) 106,171
Institutional Service Class Shares
Issued 119,794 102,989
Reinvested 12,347 25,751
Redeemed (100,503) (301,383)
Total Institutional Service Class Shares 31,638 (172,643)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (692,034) (71,567)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Fixed Income Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Bond Fund Nationwide Government Money Market Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
74,231 18,493 — —
44 3,859 — —
15,901 30,261 — —
(52,470) (146,699) — —
37,706 (94,086) — —
32 80 — —
323 1,351 — —
(44) (3,852) — —
(48,634) (19,017) — —
(48,323) (21,438) — —
140,985 1,804,811 59,326,719 81,957,946
578,281 1,058,436 5,075,282 9,232,228
(786,556) (1,430,198) (54,203,275) (100,958,943)
(67,290) 1,433,049 10,198,726 (9,768,769)
108,729 318,271 — —
58,904 120,649 — —
(391,540) (743,016) — —
(223,907) (304,096) — —
— — 56,070,104 97,181,577
— — 8,707,211 14,945,296
— — (47,658,889) (107,872,370)
— — 17,118,426 4,254,503
— — 1,046,779 554,451
— — 34,120 68,158
— — (1,001,939) (1,082,962)
— — 78,960 (460,353)
(301,814) 1,013,429 27,396,112 (5,974,619)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 2,840,335 $ 8,232,799
Net realized gains (losses) (2,278,916) (5,072,208)
Net change in unrealized appreciation/depreciation 5,941,394 (3,762,361)
Change in net assets resulting from operations 6,502,813 (601,770)
Distributions to Shareholders From:
Distributable earnings:
Class A (86,139) (316,288)
Class C(a) — —
Class R6 (1,756,201) (6,258,558)
Institutional Service Class (203,794) (706,612)
Change in net assets from shareholder distributions (2,046,134) (7,281,458)
Change in net assets from capital transactions (14,919,822) (7,106,873)
Change in net assets (10,463,143) (14,990,101)
Net Assets:
Beginning of period 184,978,181 199,968,282
End of period $ 174,515,038 $ 184,978,181
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 447,293 $ 1,186,529
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 85,134 312,703
Cost of shares redeemed (1,090,701) (1,827,673)
Total Class A Shares (558,274) (328,441)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 3,249,565 6,294,139
Dividends reinvested 1,756,201 6,258,558
Cost of shares redeemed (17,445,240) (18,185,679)
Total Class R6 Shares (12,439,474) (5,632,982)
Institutional Service Class Shares
Proceeds from shares issued 525,536 2,225,617
Dividends reinvested 196,145 680,102
Cost of shares redeemed (2,643,755) (4,051,169)
Total Institutional Service Class Shares (1,922,074) (1,145,450)
Change in net assets from capital transactions $ (14,919,822) $ (7,106,873)

Fixed Income Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 75
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 9,988,064 $ 13,420,844 $ 2,816,849 $ 5,542,308
(1,042,913) (16,637,626) 95,412 (2,208,773)
13,829,774 11,462,331 1,690,981 4,126,921
22,774,925 8,245,549 4,603,242 7,460,456
(246,442) (316,153) (387,210) (639,561)
(11,064) (23,467) (10,732) (40,492)
(5,596,330) (5,033,848) (2,211,051) (4,498,830)
(6,412,057) (9,080,107) (209,361) (390,776)
(12,265,893) (14,453,575) (2,818,354) (5,569,659)
98,401,150 (70,596,294) (14,567,875) (17,520,921)
108,910,182 (76,804,320) (12,782,987) (15,630,124)
385,964,709 462,769,029 133,408,507 149,038,631
$ 494,874,891 $ 385,964,709 $ 120,625,520 $ 133,408,507
$ 846,998 $ 255,254 $ 2,618,328 $ 3,064,590
21,416 15,665 2,189 3,561
233,360 298,556 371,146 605,225
(764,448) (1,570,401) (2,496,103) (5,066,799)
337,326 (1,000,926) 495,560 (1,393,423)
3,339 23,071 130,780 425,055
10,266 23,177 9,640 40,366
(21,416) (15,665) (2,189) (3,561)
(782,889) (159,486) (1,148,691) (1,098,550)
(790,700) (128,903) (1,010,460) (636,690)
117,350,232 18,150,256 2,235,895 7,246,878
5,596,325 5,032,162 2,211,051 4,498,279
(31,556,874) (32,633,141) (18,650,748) (22,538,241)
91,389,683 (9,450,723) (14,203,802) (10,793,084)
18,055,388 40,730,931 1,592,770 2,027,934
6,411,450 9,077,276 207,627 387,465
(17,001,997) (109,823,949) (1,649,570) (7,113,123)
7,464,841 (60,015,742) 150,827 (4,697,724)
$ 98,401,150 $ (70,596,294) $ (14,567,875) $ (17,520,921)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 50,532 132,990
Issued in class conversion (Note 1)(a) — —
Reinvested 9,513 35,072
Redeemed (123,474) (202,071)
Total Class A Shares (63,429) (34,009)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 360,499 689,777
Reinvested 194,795 695,850
Redeemed (1,978,921) (2,002,380)
Total Class R6 Shares (1,423,627) (616,753)
Institutional Service Class Shares
Issued 58,875 249,311
Reinvested 21,775 75,711
Redeemed (297,029) (446,677)
Total Institutional Service Class Shares (216,379) (121,655)
Total change in shares (1,703,435) (772,417)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Fixed Income Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 77
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
92,280 27,313 266,790 316,692
2,321 1,721 224 368
25,321 32,374 37,818 62,532
(82,926) (170,199) (254,376) (523,885)
36,996 (108,791) 50,456 (144,293)
359 2,483 13,224 43,397
1,113 2,528 969 4,120
(2,336) (1,733) (221) (363)
(85,796) (17,313) (115,466) (112,263)
(86,660) (14,035) (101,494) (65,109)
12,837,169 1,928,556 226,888 747,083
595,389 534,972 224,899 463,869
(3,445,772) (3,461,617) (1,923,688) (2,327,123)
9,986,786 (998,089) (1,471,901) (1,116,171)
1,933,272 4,349,029 161,910 209,757
681,888 964,264 21,122 39,964
(1,820,799) (11,560,586) (167,711) (733,654)
794,361 (6,247,293) 15,321 (483,933)
10,731,483 (7,368,208) (1,507,618) (1,809,506)

78 - Financial Highlights - April 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Core Plus Bond ESG Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.32 $ 0.17 $ 0.33 $ 0.50 $ (0.17) $ — $ (0.17) $ 8.65 6.00% $ 9,997 0.86% 3.86% 0.90% 40.92%
10/31/2023 8.54 0.32 (0.21) 0.11 (0.33) — (0.33) 8.32 1.10% 10,449 0.81% 3.63% 0.85% 44.23%
10/31/2022 10.54 0.22 (1.89) (1.67) (0.24) (0.09) (0.33) 8.54 (16.23)% 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
10/31/2020 10.41 0.24 0.41 0.65 (0.26) — (0.26) 10.80 6.38% 18,296 0.82% 2.25% 0.83% 99.33%
10/31/2019 9.74 0.28 0.68 0.96 (0.29) — (0.29) 10.41 10.03% 21,799 0.83% 2.80% 0.84% 113.81%
Class R6 Shares
4/30/2024 (Unaudited) 8.32 0.19 0.34 0.53 (0.19) — (0.19) 8.66 6.32% 540,335 0.47% 4.25% 0.51% 40.92%
10/31/2023 8.54 0.35 (0.21) 0.14 (0.36) — (0.36) 8.32 1.43% 524,558 0.48% 3.97% 0.51% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
10/31/2020 10.42 0.27 0.42 0.69 (0.30) — (0.30) 10.81 6.74% 1,121,592 0.48% 2.58% 0.49% 99.33%
10/31/2019 9.75 0.32 0.68 1.00 (0.33) — (0.33) 10.42 10.40% 1,146,900 0.48% 3.15% 0.49% 113.81%
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.32 0.18 0.34 0.52 (0.18) — (0.18) 8.66 6.27% 5,536 0.57% 4.14% 0.61% 40.92%
10/31/2023 8.55 0.34 (0.22) 0.12 (0.35) — (0.35) 8.32 1.21% 5,058 0.58% 3.84% 0.62% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
10/31/2020 10.42 0.27 0.41 0.68 (0.29) — (0.29) 10.81 6.66% 16,321 0.55% 2.53% 0.56% 99.33%
10/31/2019 9.75 0.30 0.69 0.99 (0.32) — (0.32) 10.42 10.28% 27,501 0.58% 3.01% 0.59% 113.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - April 30, 2024 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 7.67 $ 0.14 $ 0.23 $ 0.37 $ (0.14) $ — $ (0.14) $ 7.90 4.82% $ 7,623 0.77% 3.53% 0.83% 11.82%
10/31/2023 7.93 0.27 (0.26) 0.01 (0.27) — (0.27) 7.67 (0.07)% 7,107 0.76% 3.29% 0.83% 42.21%
10/31/2022 9.95 0.19 (1.93) (1.74) (0.20) (0.08) (0.28) 7.93 (17.77)% 8,090 0.72% 2.07% 0.80% 145.73%
10/31/2021 10.27 0.15 (0.07) 0.08 (0.19) (0.21) (0.40) 9.95 0.75% 14,585 0.72% 1.52% 0.80% 119.56%
10/31/2020 10.00 0.21 0.30 0.51 (0.24) — (0.24) 10.27 5.16% 16,646 0.72% 2.11% 0.79% 56.59%
10/31/2019 9.27 0.26 0.74 1.00 (0.27) — (0.27) 10.00 10.93% 13,439 0.72% 2.69% 0.79% 38.73%
Class R6 Shares
4/30/2024 (Unaudited) 7.68 0.15 0.25 0.40 (0.16) — (0.16) 7.92 5.11% 240,781 0.44% 3.85% 0.51% 11.82%
10/31/2023 7.94 0.29 (0.26) 0.03 (0.29) — (0.29) 7.68 0.25% 234,147 0.44% 3.61% 0.51% 42.21%
10/31/2022 9.97 0.21 (1.93) (1.72) (0.23) (0.08) (0.31) 7.94 (17.61)% 230,576 0.44% 2.39% 0.52% 145.73%
10/31/2021 10.29 0.18 (0.08) 0.10 (0.21) (0.21) (0.42) 9.97 1.03% 287,637 0.44% 1.80% 0.52% 119.56%
10/31/2020 10.02 0.24 0.30 0.54 (0.27) — (0.27) 10.29 5.44% 297,589 0.44% 2.39% 0.51% 56.59%
10/31/2019 9.28 0.29 0.75 1.04 (0.30) — (0.30) 10.02 11.34% 303,435 0.44% 2.98% 0.51% 38.73%
Institutional Service Class Shares
4/30/2024 (Unaudited) 7.68 0.15 0.24 0.39 (0.15) — (0.15) 7.92 5.07% 24,343 0.52% 3.77% 0.59% 11.82%
10/31/2023 7.94 0.29 (0.27) 0.02 (0.28) — (0.28) 7.68 0.17% 25,340 0.52% 3.52% 0.59% 42.21%
10/31/2022 9.96 0.21 (1.93) (1.72) (0.22) (0.08) (0.30) 7.94 (17.59)% 28,599 0.52% 2.30% 0.60% 145.73%
10/31/2021 10.28 0.17 (0.07) 0.10 (0.21) (0.21) (0.42) 9.96 0.95% 38,628 0.52% 1.72% 0.60% 119.56%
10/31/2020 10.01 0.24 0.29 0.53 (0.26) — (0.26) 10.28 5.36% 42,901 0.52% 2.32% 0.59% 56.59%
10/31/2019 9.28 0.28 0.74 1.02 (0.29) — (0.29) 10.01 11.16% 51,985 0.51% 2.90% 0.58% 38.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

80 - Financial Highlights - April 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
4/30/2024 (Unaudited) $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 2.50% $ 213,562 0.42% 4.98% 0.45%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.50% 203,363 0.43% 4.41% 0.46%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.71% 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
10/31/2020 1.00 — — — — — — 1.00 0.46% 258,186 0.35% 0.40% 0.47%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.90% 209,338 0.47% 1.89% 0.47%
Investor Shares
4/30/2024 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.45% 368,474 0.52% 4.88% 0.55%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.40% 351,355 0.53% 4.32% 0.56%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
10/31/2020 1.00 — — — — — — 1.00 0.42% 384,298 0.38% 0.38% 0.57%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.84% 326,772 0.53% 1.82% 0.53%
Service Class Shares
4/30/2024 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 2.35% 1,514 0.72% 4.68% 0.75%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.20% 1,435 0.72% 4.07% 0.76%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
10/31/2020 1.00 — — — — — — 1.00 0.34% 1,619 0.47% 0.35% 0.77%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.62% 1,794 0.75% 1.61% 0.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - April 30, 2024 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.55 $ 0.12 $ 0.17 $ 0.29 $ (0.08) $ — $ (0.08) $ 8.76 3.43% $ 8,737 0.72% 2.79% 0.79% 23.21%
10/31/2023 8.92 0.34 (0.41) (0.07) (0.30) — (0.30) 8.55 (0.86)% 9,069 0.73% 3.76% 0.78% 24.68%
10/31/2022 11.15 0.61 (1.90) (1.29) (0.81) (0.13) (0.94) 8.92 (12.32)% 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
10/31/2020 9.98 0.11 0.75 0.86 (0.07) — (0.07) 10.77 8.63% 12,387 0.65% 1.07% 0.73% 19.71%
10/31/2019 9.38 0.14 0.66 0.80 (0.20) — (0.20) 9.98 8.58% 9,491 0.57% 1.46% 0.74% 14.70%
Class R6 Shares
4/30/2024 (Unaudited) 8.62 0.14 0.17 0.31 (0.10) — (0.10) 8.83 3.61% 148,415 0.30% 3.24% 0.37% 23.21%
10/31/2023 9.00 0.38 (0.42) (0.04) (0.34) — (0.34) 8.62 (0.54)% 157,102 0.30% 4.20% 0.36% 24.68%
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
10/31/2020 10.06 0.14 0.75 0.89 (0.09) — (0.09) 10.86 8.93% 219,947 0.30% 1.35% 0.37% 19.71%
10/31/2019 9.46 0.17 0.66 0.83 (0.23) — (0.23) 10.06 8.82% 200,303 0.30% 1.74% 0.38% 14.70%
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.61 0.13 0.18 0.31 (0.10) — (0.10) 8.82 3.52% 17,363 0.49% 2.95% 0.56% 23.21%
10/31/2023 8.99 0.37 (0.42) (0.05) (0.33) — (0.33) 8.61 (0.69)% 18,807 0.45% 4.04% 0.51% 24.68%
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
10/31/2020 10.05 0.13 0.75 0.88 (0.08) — (0.08) 10.85 8.84% 26,704 0.43% 1.22% 0.50% 19.71%
10/31/2019 9.45 0.16 0.66 0.82 (0.22) — (0.22) 10.05 8.70% 22,797 0.42% 1.62% 0.50% 14.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

82 - Financial Highlights - April 30, 2024 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 8.74 $ 0.19 $ 0.28 $ 0.47 $ (0.19) $ (0.04) $ (0.23) $ 8.98 5.34% $ 9,838 0.79% 4.07% 0.79% 67.63%
10/31/2023 8.96 0.27 (0.20) 0.07 (0.27) (0.02) (0.29) 8.74 0.64% 9,253 0.80% 2.96% 0.80% 267.27%
10/31/2022 10.98 0.17 (1.90) (1.73) (0.18) (0.11) (0.29) 8.96 (16.00)% 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
10/31/2020 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) 11.52 6.54% 13,709 0.82% 1.79% 0.82% 149.72%
10/31/2019 10.20 0.28 0.91 1.19 (0.29) (0.01) (0.30) 11.09 11.73% 12,836 0.90% 2.65% 0.90% 145.32%
Class R6 Shares
4/30/2024 (Unaudited) 8.91 0.20 0.29 0.49 (0.20) (0.04) (0.24) 9.16 5.50% 228,369 0.47% 4.29% 0.47% 67.63%
10/31/2023 9.13 0.30 (0.20) 0.10 (0.30) (0.02) (0.32) 8.91 0.92% 133,235 0.48% 3.20% 0.48% 267.27%
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
10/31/2020 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) 11.74 6.85% 167,866 0.48% 1.96% 0.48% 149.72%
10/31/2019 10.39 0.32 0.93 1.25 (0.33) (0.01) (0.34) 11.30 12.14% 23,343 0.50% 3.00% 0.50% 145.32%
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.92 0.19 0.28 0.47 (0.19) (0.04) (0.23) 9.16 5.26% 256,667 0.72% 4.05% 0.72% 67.63%
10/31/2023 9.13 0.27 (0.18) 0.09 (0.28) (0.02) (0.30) 8.92 0.79%(f) 242,725 0.73% 2.90% 0.73% 267.27%
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(f) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
10/31/2020 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) 11.74 6.59% 384,185 0.73% 1.84% 0.73% 149.72%
10/31/2019 10.40 0.30 0.91 1.21 (0.30) (0.01) (0.31) 11.30 11.75% 364,079 0.75% 2.74% 0.75% 145.32%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - April 30, 2024 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short-Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 9.63 $ 0.21 $ 0.14 $ 0.35 $ (0.21) $ — $ (0.21) $ 9.77 3.67% $ 17,815 0.78% 4.36% 0.89% 136.30%
10/31/2023 9.51 0.34 0.13 0.47 (0.35) — (0.35) 9.63 4.95% 17,067 0.79% 3.56% 0.85% 227.46%
10/31/2022 10.27 0.16 (0.75) (0.59) (0.17) — (0.17) 9.51 (5.81)% 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
10/31/2020 10.08 0.19 0.25 0.44 (0.19) — (0.19) 10.33 4.39% 22,765 0.78% 1.83% 0.83% 149.16%
10/31/2019 9.77 0.22 0.32 0.54 (0.23) — (0.23) 10.08 5.57% 22,554 0.78% 2.27% 0.81% 126.63%
Class R6 Shares
4/30/2024 (Unaudited) 9.65 0.23 0.14 0.37 (0.23) — (0.23) 9.79 3.84% 93,514 0.43% 4.70% 0.54% 136.30%
10/31/2023 9.53 0.38 0.12 0.50 (0.38) — (0.38) 9.65 5.30% 106,340 0.44% 3.90% 0.50% 227.46%
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.72% 170,326 0.45% 2.15% 0.49% 149.16%
10/31/2019 9.79 0.26 0.31 0.57 (0.26) — (0.26) 10.10 5.90% 175,635 0.45% 2.59% 0.48% 126.63%
Institutional Service Class Shares
4/30/2024 (Unaudited) 9.65 0.23 0.14 0.37 (0.23) — (0.23) 9.79 3.81% 9,296 0.49% 4.63% 0.60% 136.30%
10/31/2023 9.53 0.36 0.13 0.49 (0.37) — (0.37) 9.65 5.18% 9,011 0.55% 3.72% 0.61% 227.46%
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.67% 19,869 0.50% 2.13% 0.54% 149.16%
10/31/2019 9.78 0.25 0.33 0.58 (0.26) — (0.26) 10.10 5.95% 36,470 0.50% 2.54% 0.53% 126.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

84 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide BNY Mellon Core Plus Bond ESG Fund (“Core Plus Bond”)
Nationwide Bond Fund (“Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class R6, Institutional Service Class, Investor Class and Service Class shares.
Effective February 12, 2024, Class C shares converted to Class A shares for Bond, Core Bond and Short Term Bond. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 85
investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

86 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 45,803,313 $ – $ 45,803,313
Collateralized Mortgage Obligations – 4,622,800 – 4,622,800
Commercial Mortgage-Backed Securities – 5,824,651 – 5,824,651
Corporate Bonds – 258,152,118 – 258,152,118
Foreign Government Securities – 10,240,308 – 10,240,308
Forward Foreign Currency Contracts – 55,626 – 55,626
Futures Contracts# 1,671,012 – – 1,671,012
Inflation-Linked Swaps† – – – –
Mortgage-Backed Securities – 182,131,652 – 182,131,652
Municipal Bonds – 3,128,994 – 3,128,994
Preferred Stocks 3,626,420 – – 3,626,420
Repurchase Agreements – 7,496,244 – 7,496,244
U.S. Treasury Obligations – 37,672,286 – 37,672,286
Total Assets $ 5,297,432 $ 555,127,992 $ – $ 560,425,424
Liabilities:
Forward Foreign Currency Contracts $ – $ (536) $ – $ (536)

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 87
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (3,971,258) $ – $ – $ (3,971,258)
Total Liabilities $ (3,971,258) $ (536) $ – $ (3,971,794)
Total $ 1,326,174 $ 555,127,456 $ – $ 556,453,630
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 14,296,766 $ – $ 14,296,766
Collateralized Mortgage Obligations – 5,426,644 – 5,426,644
Commercial Mortgage-Backed Securities – 7,611,562 – 7,611,562
Corporate Bonds – 93,006,401 – 93,006,401
Futures Contracts# 310,901 – – 310,901
Mortgage-Backed Securities – 72,472,676 – 72,472,676
Municipal Bonds – 1,267,490 – 1,267,490
Purchased Option 61,875 – – 61,875
Repurchase Agreements – 2,681,340 – 2,681,340
U.S. Treasury Obligations – 74,881,118 – 74,881,118
Total Assets $ 372,776 $ 271,643,997 $ – $ 272,016,773
Liabilities:
Futures Contracts# $ (902,198) $ – $ – $ (902,198)
Written Option (18,047) – – (18,047)
Total Liabilities $ (920,245) $ – $ – $ (920,245)
Total $ (547,469) $ 271,643,997 $ – $ 271,096,528
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 191,000,000 $ – $ 191,000,000
U.S. Government Agency Securities – 125,415,019 – 125,415,019
U.S. Treasury Obligations – 284,728,875 – 284,728,875
Total $ – $ 601,143,894 $ – $ 601,143,894
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,445,208 $ – $ 9,445,208
Collateralized Mortgage Obligations – 1,349,766 – 1,349,766
Commercial Mortgage-Backed Security – 52,513 – 52,513
Futures Contracts# 107,010 – – 107,010
Mortgage-Backed Securities – 1,542,796 – 1,542,796
U.S. Government Agency Securities – 7,040,606 – 7,040,606
U.S. Treasury Obligations – 153,291,595 – 153,291,595
Total Assets $ 107,010 $ 172,722,484 $ – $ 172,829,494
Liabilities:
Futures Contracts# $ (131,473) $ – $ – $ (131,473)
Total Liabilities $ (131,473) $ – $ – $ (131,473)
Total $ (24,463) $ 172,722,484 $ – $ 172,698,021

88 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 49,771,877 $ – $ 49,771,877
Collateralized Mortgage Obligations – 23,994,498 – 23,994,498
Commercial Mortgage-Backed Securities – 27,151,566 – 27,151,566
Corporate Bonds – 159,003,583 – 159,003,583
Mortgage-Backed Securities – 86,432,477 – 86,432,477
Repurchase Agreements – 10,296,329 – 10,296,329
Short-Term Investment – 498,024 – 498,024
U.S. Treasury Obligations – 140,670,355 – 140,670,355
Total Assets $ – $ 497,818,709 $ – $ 497,818,709
Liabilities:
Futures Contracts# $ (1,223,442) $ – $ – $ (1,223,442)
Total Liabilities $ (1,223,442) $ – $ – $ (1,223,442)
Total $ (1,223,442) $ 497,818,709 $ – $ 496,595,267
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 31,796,012 $ – $ 31,796,012
Collateralized Mortgage Obligations – 445,954 – 445,954
Commercial Mortgage-Backed Securities – 5,937,575 – 5,937,575
Corporate Bonds – 53,273,972 – 53,273,972
Futures Contracts# 78,781 – – 78,781
Mortgage-Backed Securities – 421,728 – 421,728
Repurchase Agreement – 1,772,040 – 1,772,040
U.S. Treasury Obligations – 27,120,593 – 27,120,593
Total $ 78,781 $ 120,767,874 $ – $ 120,846,655
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 89
unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated

90 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 91
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.

92 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2024:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ —
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 55,626
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,671,012
Total $ 1,726,638
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (536)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (3,971,258)
Total $ (3,971,794)
Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 61,875
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 310,901
Total $ 372,776
Liabilities:
Written Options
Interest rate risk Written options, at value $ (18,047)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (902,198)
Total $ (920,245)

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 93
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 107,010
Total $ 107,010
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (131,473)
Total $ (131,473)
Core Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (1,223,442)
Total $ (1,223,442)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 78,781
Total $ 78,781
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Core Plus Bond
Realized Gains (Losses): Total
Swap Contracts
Interest rate risk $ 357
Forward Foreign Currency Contracts
Currency risk (2,983)
Futures Contracts
Interest rate risk (471,609)
Total $ (474,235)
Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (13,182)
Written Options
Interest rate risk 45,689
Swap Contracts
Credit risk (185,384)
Futures Contracts
Interest rate risk (580,514)
Total $ (733,391)

94 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2024:
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 67,532
Total $ 67,532
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (605,869)
Total $ (605,869)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 6,752
Total $ 6,752
§
Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Interest rate risk $ —
Forward Foreign Currency Contracts
Currency risk 55,090
Futures Contracts
Interest rate risk (1,153,972)
Total $ (1,098,882)
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 13,389
Written Options
Interest rate risk 17,223
Swap Contracts
Credit risk (64,592)
Futures Contracts
Interest rate risk (537,858)
Total $ (571,838)
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (24,463)
Total $ (24,463)

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 95
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 1,860,860
Total $ 1,860,860
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (30,347)
Total $ (30,347)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
Core Plus Bond
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Float Rate $ 2,682,962
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 38,438
Average Settlement Value Sold $ 1,414,226
Futures Contracts:
Average Notional Balance Long $ 120,716,800
Average Notional Balance Short $ 58,531,813
Bond
Options:
Average Value Purchased $ 13,772
Average Value Written $ 9,722
Average Number of Purchased Option Contracts 152
Average Number of Written Option Contracts 154
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 10,285,714
Futures Contracts:
Average Notional Balance Long $ 50,816,030
Average Notional Balance Short $ 7,658,393
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 4,910,095
Average Notional Balance Short $ 2,479,116
Core Bond
Futures Contracts:
Average Notional Balance Long $ 35,865,387
Average Notional Balance Short $ 505,618
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 86,752
Average Notional Balance Short $ 5,834,420

96 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2024, the centrally cleared swaps agreements do not provide for a netting arrangement. As of April 30, 2024, certain
Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2024:
(g) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund
Core Plus Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ 55,390 $ (536) $ — $ 54,854
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts 236 — — 236
Total $ 55,626 $ (536) $ — $ 55,090
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ (536) $ 536 $ — $ —
Total $ (536) $ 536 $ — $ —

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 97
realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(h) Securities Lending
During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Plus Bond $ 7,496,244
Bond 2,681,340
Core Bond 10,296,329
Short Term Bond 1,772,040

98 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
(i) Joint Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $72,717,910,collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 5/15/2024 - 2/15/2054; total market value $74,172,268.
Nomura Securities International, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $55,508,171, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 6.88%, maturing 10/31/2024 - 6/30/2030; total market value
$56,639,051.
Santander US Capital Markets, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $69,510,251,collateralized by
U.S. Government Treasury Securities, ranging from 1.38% - 4.13%, maturing 10/15/2028 - 3/31/2031; total market value
$70,900,459.
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 496,244 $ – $ 496,244 $ (496,244) $ –
Nomura Securities
International, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 7,496,244 $ – $ 7,496,244 $ (7,496,244) $ –

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 99
Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 681,340 $ – $ 681,340 $ (681,340) $ –
Nomura Securities
International, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 2,681,340 $ – $ 2,681,340 $ (2,681,340) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,296,329 $ – $ 4,296,329 $ (4,296,329) $ –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 10,296,329 $ – $ 10,296,329 $ (10,296,329) $ –
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,772,040 $ – $ 1,772,040 $ (1,772,040) $ –
Total $ 1,772,040 $ – $ 1,772,040 $ (1,772,040) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

100 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
During the six months ended April 30, 2024, Government Money Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or
JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
As of April 30, 2024, the joint repos on a gross basis were as follows:
Banco Santander SA, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $409,060,271, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 8.50%, maturing 10/15/2025 - 1/1/2057; total market value
$417,180,009.
MUFG Securities Ltd., 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $170,025,075, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.38%, maturing 8/29/2024 - 8/15/2050; total market value
$173,400,005.
MUFG Securities Ltd., 5.32%, dated 4/30/2024, due 5/1/2024, repurchase price $160,023,644, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 6/14/2024 - 10/20/2062; total market value
$165,148,226.
RBC Dominion Securities Inc., 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $250,036,875, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 4.75%, maturing 9/30/2024 - 11/15/2053; total market value
$255,000,038.
RBC Dominion Securities Inc., 5.32%, dated 4/30/2024, due 5/1/2024, repurchase price $100,014,778, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 8/20/2024 - 2/1/2054; total market value
$106,143,347.
Royal Bank of Canada, 5.32%, dated 4/30/2024, due 5/1/2024, repurchase price $15,002,217, collateralized by U.S.
Government Agency Securities, ranging from 0.00% - 5.50%, maturing 11/20/2039 - 9/20/2053; total market value $16,200,000.

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 101
As of April 30, 2024, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 56,000,000 $ – $ 56,000,000 $ (56,000,000) $ –
MUFG Securities Ltd. 10,000,000 – 10,000,000 (10,000,000) –
MUFG Securities Ltd. 45,000,000 – 45,000,000 (45,000,000) –
RBC Dominion
Securities Inc. 40,000,000 – 40,000,000 (40,000,000) –
RBC Dominion
Securities Inc. 25,000,000 – 25,000,000 (25,000,000) –
Royal Bank of Canada 15,000,000 – 15,000,000 (15,000,000) –
Total $ 191,000,000 $ – $ 191,000,000 $ (191,000,000) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

102 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond, Core Plus Bond, Government
Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-
dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 103
As of April 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2025.
During the six months ended April 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Core Plus Bond Insight North America LLC
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond 0.0379%
Government Money Market 0.027
Short Term Bond 0.02
Fund Amount
Core Plus Bond $ 106,887
Government Money Market 76,099
Short Term Bond 12,140

104 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
For the six months ended April 30, 2024, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $270,846 during the six months ended April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Core Plus Bond 0.45% 0.41% 0.41%
Bond 0.41 N/A 0.34
Government Money Market 0.30 0.27 0.27
Inflation-Protected Securities 0.25 N/A 0.18
Core Bond 0.40 N/A 0.40
Short Term Bond 0.35 0.33 0.24
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Core Plus Bond All Classes 0.70%
Bond All Classes 0.44
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 28, 2025, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 105
As of April 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2024, NFM earned an aggregate of $425,463 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2024, the Funds’ aggregate portion of such costs amounted to $4,719.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
April 30, 2024
Amount Total
Core Plus Bond $ — $ — $ — $ — $ —
Bond 133,282 243,728 188,803 95,064 660,877
Government Money Market 379 466 143 14 1,002
Inflation-Protected Securities 79,977 135,382 110,891 61,240 387,490
Core Bond — — — — —
Short Term Bond 52,532 85,815 72,329 54,261 264,937
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Service Class
Shares
Core Plus Bond 0.25% N/A
Bond 0.25 N/A
Government Money Market N/A 0.15%
Inflation-Protected Securities 0.25 N/A
Core Bond 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.

106 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2024, the Funds imposed aggregate front-end sales charges of $3,767. From these fees, NFD retained a portion amounting to $169.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, and Inflation-Protected Securities and
0.50% for Core Bond and Short Term Bond. Class C CDSCs are 1.00% for Bond, Core Bond, and Short Term Bond. During the
six months ended April 30, 2024, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Institutional Service Class, Investor Shares, and Service Class shares of each
Fund.
For the six months ended April 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2024, each Fund’s total administrative services fees were as follows:
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Fund Class A Class C
Institutional
Service Class Investor Service Class
Core Plus Bond 0.14% N/A 0.10% N/A N/A
Bond 0.08 0.06% 0.08 N/A N/A
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.17 N/A 0.19 N/A N/A
Core Bond 0.06 0.02 0.25 N/A N/A
Short Term Bond 0.10 0.06 0.06 N/A N/A
N/A — Not Applicable.
Fund Amount
Core Plus Bond $ 9,925
Bond 13,200
Government Money Market 180,251
Inflation-Protected Securities 25,210
Core Bond 323,916
Short Term Bond 12,025
Fund
% of Shares
Outstanding
Owned
Core Plus Bond 95.73%
Bond 89.43
Government Money Market 32.19
Inflation-Protected Securities 87.66
Core Bond 68.32
Short Term Bond 72.30

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 107
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024. During the six months ended April 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2024, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and
Fund Purchases
*
Sales
*
Core Plus Bond $ 228,577,138 $ 236,351,910
Bond 32,024,805 31,919,875
Inflation-Protected Securities 41,096,718 57,250,308
Core Bond 410,707,482 315,506,201
Short Term Bond 163,709,660 178,488,564
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 93,174,728 $ 127,431,026
Bond – 900,000
Inflation-Protected Securities 33,857,610 47,055,646
Core Bond 156,908,577 63,933,438
Short Term Bond 82,807,640 72,867,035

108 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 109
distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(e) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
(f) Risks Associated with Environmental, Social and Governance ("ESG") Securities
A Fund's ESG investing strategy, which typically selects or excludes securities of certain issuers for reasons other than investment performance, carries the risk that a Fund's performance will differ from or underperform compared to funds that do not utilize an
ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by a Fund or any judgment exercised by a Fund will reflect the opinions of any particular investor.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.

110 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Fixed Income Funds
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.
On July 12, 2023, the SEC adopted amendments to Rule 2a-7 under the 1940 Act. Rule 2a-7 governs the operations of registered mutual funds that operate as money market funds. The amendments will increase minimum liquidity requirements for money market funds to provide a more substantial liquidity buffer in the event of rapid redemptions. The amendments will also remove provisions in the current rule that permit a money market fund to suspend redemptions temporarily through a gate and allow money market funds to impose liquidity fees if their weekly liquid assets fall below a certain threshold.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2024, the Funds did not recapture any brokerage commissions.
Fund % of Shares
Number of
Accounts
Core Plus Bond 51.42% 3(a)
Bond 61.82 4(a)
Government Money Market 44.01 3(a)
Inflation-Protected Securities 25.47 2(a)
Core Bond 46.54 2(a)
Short Term Bond 71.94 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

Fixed Income Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 111
11. Federal Tax Information
As of April 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Core Plus Bond $ 603,495,735 $ 3,022,043 $ (50,082,725) $ (47,060,682)
Bond 299,746,394 479,028 (29,128,894) (28,649,866)
Government Money Market 601,143,894 – – –
Inflation-Protected Securities 188,547,136 124,290 (15,973,405) (15,849,115)
Core Bond 524,876,140 781,124 (29,061,997) (28,280,873)
Short Term Bond 122,640,341 274,379 (2,068,065) (1,793,686)

112 - Supplemental Information - April 30, 2024 (Unaudited) - Fixed Income Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. 130/30 Equity Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser(s) (each, a “Sub-
Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

Fixed Income Fund - April 30, 2024 (Unaudited) - Supplemental Information - 113
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.

114 - Supplemental Information - April 30, 2024 (Unaudited) - Fixed Income Fund
The Trustees considered that Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide
Bond Portfolio, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Multi-Cap Portfolio Fund, Nationwide U.S. 130/30 Equity Fund, and Nationwide
WCM Focused Small Cap Fund, were each shown to pay actual management fees and to have total expense ratios (including 12b-
1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide
International Small Cap Fund, and Nationwide Janus Henderson Overseas Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/
non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of
Nationwide BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide Loomis Short Term Bond Fund was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the
Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For all of the above Funds, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance (or two-year performance for Nationwide GQG US Quality Equity Fund) for the period ended June 30, 2023 at or above its performance universe median, or below the median but within the top three comparative quintiles. With respect to
Nationwide U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been organized in September 2022 and did not yet have two years of performance.
With respect to Nationwide BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-
year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022. In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year 2021 and the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended June 30, 2023 (from the 76th percentile for the three-year period to the 65th percentile for the one-year period).
With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight to longer duration investment grade corporate credit and high yield positions and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. In this regard, the Trustees noted that the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended October 31, 2021 (from the 74th percentile in for the three-year period to the 65th percentile for the one-year period). The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to Nationwide Bond Portfolio, the Trustees noted that the Fund had been organized in 2021 and had experienced two-
year performance in the fourth quintile of its performance universe and considered that, as of October 2022, the Fund’s prior sub-
adviser was replaced and the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that, as of July 2022, the Fund’s prior sub-adviser has been replaced and that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Adviser is considering additional steps to take in the coming year and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of the potential change.
With respect to Nationwide WCM Focused Small Cap Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the first quintile of its performance universe for the one-year period ended June 30, 2023.
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

Fixed Income Fund - April 30, 2024 (Unaudited) - Supplemental Information - 115
The Trustees considered that Nationwide Government Money Market Fund compared unfavorably with its peers on the basis of both expenses and performance records. With respect to the Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, one basis point below its performance universe median, in the third quintile. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expenses rankings were expected to improve in a normalized interest rate environment. In this regard, the Trustees noted that for the period ended October 10, 2023, the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) improved to the fourth quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered that Nationwide Small Company Growth Fund compared unfavorably with its peers on the basis of both expenses and performance records. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements that a majority of the Fund’s peers with lower total expenses (including 12b-1/non-12b-1 fees) were directly managed and the Fund’s sub-advised structure (and related sub-
advisory fee) resulted in the higher overall cost of the Fund comparatively. With respect to Nationwide Small Company Growth
Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the market environment in recent years was challenging for the Sub-Adviser’s style of investing and that the Fund’s performance in 2023 had begun to improve. In this regard, the Trustees noted that performance for the three-month period ended June 30, 2023 had ranked in the first quintile of its performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its expenses and investment performance.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;

116 - Supplemental Information - April 30, 2024 (Unaudited) - Fixed Income Fund
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Fixed Income Funds - April 30, 2024 (Unaudited) - Management Information - 117
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

118 - Management Information - April 30, 2024 (Unaudited) - Fixed Income Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Fixed Income Funds - April 30, 2024 (Unaudited) - Management Information - 119
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

120 - Market Index Definitions - April 30, 2024 (Unaudited) - Fixed Income Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 121
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

122 - Market Index Definitions - April 30, 2024 (Unaudited) - Fixed Income Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Fixed Income Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 123
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

124 - Market Index Definitions - April 30, 2024 (Unaudited) - Fixed Income Funds
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

Fixed Income Funds - April 30, 2024 (Unaudited) - Glossary - 125
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

126 - Glossary - April 30, 2024 (Unaudited) - Fixed Income Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Fixed Income Funds - April 30, 2024 (Unaudited) - Glossary - 127
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CFX (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 14
Statements of Investments 18
Statements of Assets and Liabilities 46
Statements of Operations 54
Statements of Changes in Net Assets 58
Financial Highlights 76
Notes to Financial Statements 86
Supplemental Information 109
Management Information 115
Market Index Definitions 118
Glossary 123

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Mutual Funds
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreements 3.8%
Exchange Traded Funds 1.1%
Rights
†
0.0%
Liabilities in excess of other assets (3.0)%
100.0%
Top Industries
2
Banks 14.0%
Oil, Gas & Consumable Fuels 8.5%
Financial Services 3.7%
Household Durables 3.5%
Health Care Providers & Services 2.9%
Machinery 2.9%
Insurance 2.8%
Software 2.7%
Building Products 2.6%
Commercial Services & Supplies 2.6%
Other Industries
#
53.8%
100.0%
Top Holdings
2
Vanguard Small-Cap Value ETF 1.0%
International Bancshares Corp. 0.8%
Uniti Group, Inc. 0.8%
Essential Properties Realty Trust, Inc. 0.8%
UMB Financial Corp. 0.8%
JELD-WEN Holding, Inc. 0.8%
Fidelis Insurance Holdings Ltd. 0.8%
Tri Pointe Homes, Inc. 0.7%
Kite Realty Group Trust 0.7%
Atkore, Inc. 0.7%
Other Holdings
#
92.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Bailard Technology & Science Fund - April 30, 2024 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 99.5%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 32.5%
Software 30.6%
Interactive Media & Services 8.6%
Technology Hardware, Storage & Peripherals 5.2%
Broadline Retail 4.2%
Electronic Equipment, Instruments & Components 3.8%
Financial Services 2.9%
Ground Transportation 2.8%
Health Care Equipment & Supplies 2.4%
IT Services 2.2%
Other Industries 4.8%
100.0%
Top Holdings
2
NVIDIA Corp. 10.7%
Microsoft Corp. 9.7%
Meta Platforms, Inc., Class A 5.3%
KLA Corp. 5.0%
Amazon.com, Inc. 4.2%
Lam Research Corp. 3.7%
Micron Technology, Inc. 3.2%
Palo Alto Networks, Inc. 3.1%
Apple, Inc. 3.0%
QUALCOMM, Inc. 3.0%
Other Holdings 49.1%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

6 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Asset Allocation
1
Common Stocks 88.7%
Short-Term Investment 7.3%
Repurchase Agreements 0.2%
Purchased Options 0.1%
Futures Contracts (0.2%)
Other assets in excess of liabilities 3.9%
100.0%
Top Industries
2
Software 9.5%
Semiconductors & Semiconductor Equipment 9.4%
Interactive Media & Services 5.9%
Technology Hardware, Storage & Peripherals 5.7%
Financial Services 3.9%
Broadline Retail 3.6%
Pharmaceuticals 3.6%
Oil, Gas & Consumable Fuels 3.5%
Banks 3.1%
Capital Markets 2.6%
Other Industries
#
49.2%
100.0%
Top Holdings
2
U.S. Treasury Bills 7.6%
Microsoft Corp. 6.3%
Apple, Inc. 5.4%
NVIDIA Corp. 4.7%
Amazon.com, Inc. 3.5%
Alphabet, Inc., Class A 2.1%
Meta Platforms, Inc., Class A 2.1%
Alphabet, Inc., Class C 1.8%
Berkshire Hathaway, Inc., Class B 1.6%
Eli Lilly & Co. 1.4%
Other Holdings
#
63.5%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2024 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 91.7%
Short-Term Investment 3.7%
Repurchase Agreement 0.1%
Purchased Options 0.1%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 4.4%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.7%
Banks 9.6%
Insurance 8.1%
Health Care Equipment & Supplies 7.0%
Capital Markets 5.1%
Aerospace & Defense 4.9%
Financial Services 4.1%
Metals & Mining 4.0%
Pharmaceuticals 3.2%
Hotels, Restaurants & Leisure 3.1%
Other Industries
#
41.2%
100.0%
Top Holdings
2
JPMorgan Chase & Co. 4.6%
U.S. Treasury Bills 3.9%
Berkshire Hathaway, Inc., Class B 3.4%
Medtronic plc 3.3%
AT&T, Inc. 3.0%
Danaher Corp. 3.0%
Cisco Systems, Inc. 2.8%
Goldman Sachs Group, Inc. (The) 2.7%
L3Harris Technologies, Inc. 2.5%
ConocoPhillips 2.5%
Other Holdings
#
68.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

8 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Fund
Asset Allocation
1
Common Stocks 99.1%
Exchange Traded Fund 0.4%
Repurchase Agreements 0.3%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Software 12.9%
Semiconductors & Semiconductor Equipment 8.5%
Interactive Media & Services 6.7%
Broadline Retail 5.8%
Oil, Gas & Consumable Fuels 5.0%
Financial Services 4.8%
Technology Hardware, Storage & Peripherals 4.4%
Pharmaceuticals 4.3%
Health Care Providers & Services 3.4%
Banks 3.1%
Other Industries
#
41.1%
100.0%
Top Holdings
2
Microsoft Corp. 6.6%
Amazon.com, Inc. 5.8%
Alphabet, Inc., Class A 5.1%
Apple, Inc. 4.4%
NVIDIA Corp. 3.3%
Exxon Mobil Corp. 2.3%
Eli Lilly & Co. 2.0%
Berkshire Hathaway, Inc., Class B 1.9%
JPMorgan Chase & Co. 1.9%
Advanced Micro Devices, Inc. 1.7%
Other Holdings
#
65.0%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Geneva Mid Cap Growth Fund - April 30, 2024 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 98.2%
Rights
†
0.0%
Other assets in excess of liabilities 1.8%
100.0%
Top Industries
2
Software 16.7%
Health Care Equipment & Supplies 8.1%
Electronic Equipment, Instruments & Components 8.0%
Aerospace & Defense 7.9%
Specialty Retail 7.9%
Commercial Services & Supplies 6.2%
Professional Services 5.8%
Financial Services 5.1%
IT Services 4.6%
Capital Markets 3.4%
Other Industries 26.3%
100.0%
Top Holdings
2
Axon Enterprise, Inc. 5.1%
Copart, Inc. 4.6%
O'Reilly Automotive, Inc. 4.4%
Amphenol Corp., Class A 4.3%
Intuit, Inc. 3.8%
Gartner, Inc. 3.3%
Fiserv, Inc. 3.2%
Tyler Technologies, Inc. 3.1%
Verisk Analytics, Inc., Class A 2.9%
CoStar Group, Inc. 2.9%
Other Holdings 62.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

10 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide GQG US Quality Equity Fund
Asset Allocation
1
Common Stocks 92.8%
Repurchase Agreement 0.1%
Other assets in excess of liabilities
§
7.1%
100.0%
Top Industries
2
Software 17.1%
Pharmaceuticals 15.9%
Semiconductors & Semiconductor Equipment 9.4%
Interactive Media & Services 7.9%
Electric Utilities 6.9%
Broadline Retail 6.8%
Beverages 6.2%
Financial Services 4.2%
Tobacco 3.5%
Banks 3.3%
Other Industries
#
18.8%
100.0%
Top Holdings
2
Eli Lilly & Co. 8.4%
Microsoft Corp. 7.5%
Amazon.com, Inc. 6.8%
Meta Platforms, Inc., Class A 6.4%
Novo Nordisk A/S, ADR 5.4%
NVIDIA Corp. 5.3%
AppLovin Corp., Class A 4.6%
Coca-Cola Co. (The) 4.5%
Visa, Inc., Class A 4.2%
Broadcom, Inc. 4.1%
Other Holdings
#
42.8%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Loomis All Cap Growth Fund - April 30, 2024 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Common Stocks 96.9%
Repurchase Agreements 1.0%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
Software 14.1%
Interactive Media & Services 12.8%
Semiconductors & Semiconductor Equipment 12.0%
Entertainment 7.9%
Broadline Retail 7.2%
Financial Services 6.2%
Automobiles 5.2%
Biotechnology 4.7%
Aerospace & Defense 4.5%
Beverages 4.2%
Other Industries
#
21.2%
100.0%
Top Holdings
2
NVIDIA Corp. 8.0%
Meta Platforms, Inc., Class A 7.1%
Amazon.com, Inc. 6.4%
Tesla, Inc. 5.2%
Netflix, Inc. 5.0%
Boeing Co. (The) 4.5%
Alphabet, Inc., Class A 4.4%
Visa, Inc., Class A 4.1%
Oracle Corp. 4.1%
Monster Beverage Corp. 3.4%
Other Holdings
#
47.8%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

12 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Small Company Growth Fund
Asset Allocation
1
Common Stocks 97.6%
Repurchase Agreement 0.9%
Rights
†
0.0%
Other assets in excess of liabilities 1.5%
100.0%
Top Industries
2
Software 49.7%
Life Sciences Tools & Services 13.8%
Health Care Equipment & Supplies 11.2%
Biotechnology 5.4%
Health Care Technology 4.4%
Machinery 4.2%
Professional Services 3.7%
Electronic Equipment, Instruments & Components 3.6%
Trading Companies & Distributors 2.2%
Electrical Equipment 0.9%
Other Industries
#
0.9%
100.0%
Top Holdings
2
Guidewire Software, Inc. 4.8%
Datadog, Inc., Class A 4.7%
Appfolio, Inc., Class A 4.6%
Vericel Corp. 4.6%
Tyler Technologies, Inc. 4.5%
Alarm.com Holdings, Inc. 4.5%
Repligen Corp. 4.4%
Veeva Systems, Inc., Class A 4.4%
Glaukos Corp. 4.3%
Manhattan Associates, Inc. 4.2%
Other Holdings
#
55.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide WCM Focused Small Cap Fund - April 30, 2024 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Common Stocks 96.6%
Repurchase Agreement 0.2%
Other assets in excess of liabilities 3.2%
100.0%
Top Industries
2
Health Care Providers & Services 14.9%
Building Products 10.9%
Chemicals 8.4%
Professional Services 5.8%
Construction & Engineering 5.5%
Electronic Equipment, Instruments & Components 4.8%
Insurance 4.5%
Machinery 4.1%
Trading Companies & Distributors 3.5%
Commercial Services & Supplies 3.4%
Other Industries
#
34.2%
100.0%
Top Holdings
2
Addus HomeCare Corp. 6.0%
Verra Mobility Corp., Class A 5.8%
API Group Corp. 5.5%
Element Solutions, Inc. 5.1%
ePlus, Inc. 4.8%
Enstar Group Ltd. 4.5%
Hillman Solutions Corp. 4.1%
AMN Healthcare Services, Inc. 4.0%
Ensign Group, Inc. (The) 3.8%
Beacon Roofing Supply, Inc. 3.5%
Other Holdings
#
52.9%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

14 - Shareholder Expense Example - April 30, 2024 (Unaudited) - Equity Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 1,197.80 6.99 1.28
Hypothetical
(a)(b)
1,000.00 1,018.50 6.42 1.28
Class M Shares
Actual
(a)
1,000.00 1,200.60 5.09 0.93
Hypothetical
(a)(b)
1,000.00 1,020.24 4.67 0.93
Class R6 Shares
Actual
(a)
1,000.00 1,201.40 5.15 0.94
Hypothetical
(a)(b)
1,000.00 1,020.19 4.72 0.94
Institutional Service Class Shares
Actual
(a)
1,000.00 1,200.00 5.20 0.95
Hypothetical
(a)(b)
1,000.00 1,020.14 4.77 0.95

Equity Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 1,340.80 7.04 1.21
Hypothetical
(a)(b)
1,000.00 1,018.85 6.07 1.21
Class M Shares
Actual
(a)
1,000.00 1,343.00 5.18 0.89
Hypothetical
(a)(b)
1,000.00 1,020.44 4.47 0.89
Class R6 Shares
Actual
(a)
1,000.00 1,343.20 5.19 0.89
Hypothetical
(a)(b)
1,000.00 1,020.44 4.47 0.89
Institutional Service Class Shares
Actual
(a)
1,000.00 1,342.30 5.88 1.01
Hypothetical
(a)(b)
1,000.00 1,019.84 5.07 1.01
Nationwide BNY Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 1,209.10 4.61 0.84
Hypothetical
(a)(b)
1,000.00 1,020.69 4.22 0.84
Class R Shares
Actual
(a)
1,000.00 1,207.50 6.48 1.18
Hypothetical
(a)(b)
1,000.00 1,019.00 5.92 1.18
Class R6 Shares
Actual
(a)
1,000.00 1,211.50 2.75 0.50
Hypothetical
(a)(b)
1,000.00 1,022.38 2.51 0.50
Eagle Class Shares
Actual
(a)
1,000.00 1,210.80 2.80 0.51
Hypothetical
(a)(b)
1,000.00 1,022.33 2.56 0.51
Institutional Service Class Shares
Actual
(a)
1,000.00 1,210.10 3.74 0.68
Hypothetical
(a)(b)
1,000.00 1,021.48 3.42 0.68
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class A Shares
Actual
(a)
1,000.00 1,148.10 4.97 0.93
Hypothetical
(a)(b)
1,000.00 1,020.24 4.67 0.93
Class K Shares
Actual
(a)
1,000.00 1,149.10 4.06 0.76
Hypothetical
(a)(b)
1,000.00 1,021.08 3.82 0.76
Class R6 Shares
Actual
(a)
1,000.00 1,149.70 3.53 0.66
Hypothetical
(a)(b)
1,000.00 1,021.58 3.32 0.66
Eagle Class Shares
Actual
(a)
1,000.00 1,149.50 3.53 0.66
Hypothetical
(a)(b)
1,000.00 1,021.58 3.32 0.66
Institutional Service Class Shares
Actual
(a)
1,000.00 1,149.40 3.90 0.73
Hypothetical
(a)(b)
1,000.00 1,021.23 3.67 0.73

16 - Shareholder Expense Example - April 30, 2024 (Unaudited) - Equity Funds
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 1,226.30 4.82 0.87
Hypothetical
(a)(b)
1,000.00 1,020.54 4.37 0.87
Class R Shares
Actual
(a)
1,000.00 1,224.60 6.53 1.18
Hypothetical
(a)(b)
1,000.00 1,019.00 5.92 1.18
Class R6 Shares
Actual
(a)
1,000.00 1,228.40 2.99 0.54
Hypothetical
(a)(b)
1,000.00 1,022.18 2.72 0.54
Institutional Service Class Shares
Actual
(a)
1,000.00 1,227.90 3.43 0.62
Hypothetical
(a)(b)
1,000.00 1,021.78 3.12 0.62
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,211.90 6.10 1.11
Hypothetical
(a)(b)
1,000.00 1,019.34 5.57 1.11
Class R6 Shares
Actual
(a)
1,000.00 1,214.50 4.18 0.76
Hypothetical
(a)(b)
1,000.00 1,021.08 3.82 0.76
Institutional Service Class Shares
Actual
(a)
1,000.00 1,213.70 4.73 0.86
Hypothetical
(a)(b)
1,000.00 1,020.59 4.32 0.86
Nationwide GQG US Quality Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,310.10 4.42 0.77
Hypothetical
(a)(b)
1,000.00 1,021.03 3.87 0.77
Class R6 Shares
Actual
(a)
1,000.00 1,311.60 2.82 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
Eagle Class Shares
Actual
(a)
1,000.00 1,310.60 2.93 0.51
Hypothetical
(a)(b)
1,000.00 1,022.33 2.56 0.51
Institutional Service Class Shares
Actual
(a)
1,000.00 1,309.90 4.25 0.74
Hypothetical
(a)(b)
1,000.00 1,021.18 3.72 0.74

Equity Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 17
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,234.50 7.06 1.27
Hypothetical
(a)(b)
1,000.00 1,018.55 6.37 1.27
Class R6 Shares
Actual
(a)
1,000.00 1,238.20 4.56 0.82
Hypothetical
(a)(b)
1,000.00 1,020.79 4.12 0.82
Eagle Class Shares
Actual
(a)
1,000.00 1,236.90 5.12 0.92
Hypothetical
(a)(b)
1,000.00 1,020.29 4.62 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 1,236.50 4.95 0.89
Hypothetical
(a)(b)
1,000.00 1,020.44 4.47 0.89
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,141.90 7.08 1.33
Hypothetical
(a)(b)
1,000.00 1,018.25 6.67 1.33
Institutional Service Class Shares
Actual
(a)
1,000.00 1,142.30 6.23 1.17
Hypothetical
(a)(b)
1,000.00 1,019.05 5.87 1.17
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,170.50 6.26 1.16
Hypothetical
(a)(b)
1,000.00 1,019.10 5.82 1.16
Class R6 Shares
Actual
(a)
1,000.00 1,172.60 4.32 0.80
Hypothetical
(a)(b)
1,000.00 1,020.89 4.02 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 1,171.70 4.75 0.88
Hypothetical
(a)(b)
1,000.00 1,020.49 4.42 0.88
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

18 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks 98 .1%
Shares Value ($)
Air Freight & Logistics 0 .2%
Radiant Logistics, Inc.* 32,194 159,038
Automobile Components 0 .4%
American Axle &
Manufacturing Holdings,
Inc.* 28,000 205,520
Strattec Security Corp.* 8,700 198,012
403,532
Banks 14 .5%
1st Source Corp. 14,000 694,400
Amalgamated Financial Corp. 28,003 687,194
Associated Banc-Corp. 16,400 345,548
Bar Harbor Bankshares(a) 11,421 286,439
BayCom Corp. 2,900 57,362
Byline Bancorp, Inc. 19,300 418,231
Cadence Bank 6,641 183,756
Camden National Corp. 3,100 96,782
Capital City Bank Group, Inc. 3,800 100,776
Central Pacific Financial Corp. 18,400 366,896
Civista Bancshares, Inc. 29,666 423,630
CNB Financial Corp. 4,920 93,480
Comerica, Inc. 3,900 195,663
Community Bank System, Inc.
(a) 4,500 194,490
Enterprise Financial Services
Corp. 10,100 383,901
First Bancorp 11,800 203,550
First Financial Bancorp 27,900 616,869
First Financial Corp. 5,400 196,614
First Horizon Corp. 33,500 499,820
First Merchants Corp. 21,800 728,556
Hancock Whitney Corp. 14,700 667,233
Hanmi Financial Corp. 35,623 545,032
Home Bancorp, Inc. 1,200 42,000
Home BancShares, Inc. 18,800 445,184
Independent Bank Corp. 15,960 395,968
International Bancshares Corp. 15,200 845,880
MidWestOne Financial Group,
Inc. 4,099 82,677
Northrim Bancorp, Inc. 9,600 458,880
OceanFirst Financial Corp. 13,600 200,736
OFG Bancorp 10,111 365,108
Old National Bancorp 23,300 385,382
Old Second Bancorp, Inc. 8,400 115,080
Origin Bancorp, Inc. 7,900 234,630
Orrstown Financial Services,
Inc. 16,026 420,202
Renasant Corp. 6,100 177,266
S&T Bancorp, Inc. 3,502 105,585
SmartFinancial, Inc. 13,653 280,569
Third Coast Bancshares, Inc.* 1,800 34,956
UMB Financial Corp. 9,916 789,909
WesBanco, Inc. 5,500 148,500
Westamerica Bancorp 12,404 577,406
Wintrust Financial Corp. 3,000 289,920
14,382,060
Biotechnology 2 .5%
Alkermes plc* 4,562 111,951
Avidity Biosciences, Inc.* 8,900 214,757
Crinetics Pharmaceuticals,
Inc.* 2,106 92,285
Common Stocks
Shares Value ($)
Biotechnology
Cullinan Therapeutics, Inc.* 8,379 226,317
Deciphera Pharmaceuticals,
Inc.* 7,100 179,417
Entrada Therapeutics, Inc.*(a) 3,900 46,215
Immunovant, Inc.* 5,300 145,432
Inozyme Pharma, Inc.*(a) 24,300 107,163
Iovance Biotherapeutics,
Inc.*(a) 12,700 149,606
Ironwood Pharmaceuticals,
Inc., Class A* 12,500 96,875
Janux Therapeutics, Inc.* 7,400 421,800
Kiniksa Pharmaceuticals Ltd.,
Class A* 5,854 109,587
Krystal Biotech, Inc.*(a) 600 91,872
Nkarta, Inc.* 7,904 52,799
Ovid therapeutics, Inc.* 12,600 38,430
Tenaya Therapeutics, Inc.* 32,900 149,366
Veracyte, Inc.*(a) 4,900 95,893
XOMA Corp.*(a) 5,536 140,282
2,470,047
Broadline Retail 0 .6%
Ollie's Bargain Outlet
Holdings, Inc.* 4,700 343,758
Savers Value Village, Inc.*(a) 16,700 275,884
619,642
Building Products 2 .7%
AZEK Co., Inc. (The), Class A* 2,100 95,844
Griffon Corp. 9,817 643,210
JELD-WEN Holding, Inc.* 38,500 789,250
Masonite International Corp.* 3,997 529,802
Resideo Technologies, Inc.* 33,603 656,267
2,714,373
Capital Markets 0 .2%
Virtus Investment Partners,
Inc. 900 197,388
Chemicals 2 .0%
Avient Corp. 3,680 156,106
Element Solutions, Inc. 9,100 210,483
Hawkins, Inc.(a) 3,300 250,041
Innospec, Inc. 1,600 192,000
Minerals Technologies, Inc. 7,400 539,386
Orion SA 28,700 679,042
2,027,058
Commercial Services & Supplies 2 .7%
Brady Corp., Class A 10,700 631,300
BrightView Holdings, Inc.*(a) 31,300 352,125
Brink's Co. (The) 4,000 349,840
CECO Environmental Corp.* 12,287 265,645
Deluxe Corp. 33,926 670,038
HNI Corp. 2,300 96,485
Liquidity Services, Inc.* 13,800 238,188
Virco Mfg. Corp. 9,200 98,164
2,701,785
Communications Equipment 0 .6%
Aviat Networks, Inc.* 5,800 194,010
NETGEAR, Inc.* 17,326 256,078
Viavi Solutions, Inc.* 19,400 153,260
603,348

Nationwide Bailard Cognitive Value Fund - April 30, 2024 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Construction & Engineering 1 .5%
Argan, Inc. 4,000 241,040
Limbach Holdings, Inc.* 5,107 231,500
MDU Resources Group, Inc. 20,688 510,994
Northwest Pipe Co.* 7,300 231,045
Orion Group Holdings, Inc.* 10,200 72,522
Primoris Services Corp. 4,400 205,040
1,492,141
Consumer Finance 1 .4%
Ally Financial, Inc. 15,085 578,510
Green Dot Corp., Class A* 24,500 214,375
OneMain Holdings, Inc. 12,200 635,742
1,428,627
Consumer Staples Distribution & Retail 1 .1%
Andersons, Inc. (The)(a) 12,000 659,280
Chefs' Warehouse, Inc.
(The)*(a) 6,000 198,480
Village Super Market, Inc.,
Class A 8,989 251,422
1,109,182
Containers & Packaging 2 .0%
Ardagh Metal Packaging SA 92,375 364,881
Greif, Inc., Class A 10,200 625,056
Myers Industries, Inc. 11,200 245,280
Pactiv Evergreen, Inc. 47,500 723,900
1,959,117
Diversified Consumer Services 1 .5%
American Public Education,
Inc.* 26,097 360,921
Frontdoor, Inc.* 6,400 196,416
Graham Holdings Co., Class B 353 247,584
Laureate Education, Inc. 13,800 200,100
Lincoln Educational Services
Corp.* 25,700 273,962
OneSpaWorld Holdings Ltd.* 20,000 254,400
1,533,383
Diversified REITs 0 .9%
Essential Properties Realty
Trust, Inc. 30,273 797,391
Modiv Industrial, Inc., Class C 9,125 136,601
933,992
Diversified Telecommunication Services 0 .4%
Liberty Latin America Ltd.,
Class A* 54,300 409,965
Electric Utilities 0 .7%
ALLETE, Inc. 5,200 307,944
Genie Energy Ltd., Class B 15,835 242,117
Via Renewables, Inc., Class A* 17,665 192,372
742,433
Electrical Equipment 1 .6%
American Superconductor
Corp.* 16,138 199,304
Atkore, Inc. 4,200 736,260
Powell Industries, Inc. 2,061 294,723
Ultralife Corp.* 27,297 319,375
1,549,662
Electronic Equipment, Instruments & Components 1 .3%
Celestica, Inc.* 8,440 365,705
Daktronics, Inc.* 32,600 308,070
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Fabrinet* 1,100 190,377
Iteris, Inc.* 33,100 148,288
OSI Systems, Inc.* 1,500 197,160
SigmaTron International, Inc.* 31,154 132,093
1,341,693
Energy Equipment & Services 1 .7%
ChampionX Corp.(a) 6,700 224,919
Forum Energy Technologies,
Inc.* 13,000 242,450
Geospace Technologies Corp.* 20,314 246,815
Gulf Island Fabrication, Inc.* 5,021 34,645
Liberty Energy, Inc., Class A(a) 31,736 698,192
TETRA Technologies, Inc.* 64,600 277,134
1,724,155
Financial Services 3 .8%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 12,500 355,125
Enact Holdings, Inc. 14,100 419,193
Essent Group Ltd. 3,900 206,583
Euronet Worldwide, Inc.* 5,300 544,204
EVERTEC, Inc.(a) 5,175 194,218
MGIC Investment Corp. 25,640 519,979
Mr. Cooper Group, Inc.* 8,700 671,640
Radian Group, Inc. 8,200 244,934
Repay Holdings Corp., Class
A* 37,800 384,426
Velocity Financial, Inc.*(a) 13,980 239,757
3,780,059
Food Products 2 .2%
Fresh Del Monte Produce, Inc. 19,500 498,615
Freshpet, Inc.*(a) 2,700 286,389
Ingredion, Inc. 5,725 656,028
John B Sanfilippo & Son, Inc. 3,729 371,781
Lifeway Foods, Inc.* 9,000 184,050
Post Holdings, Inc.* 1,400 148,610
2,145,473
Gas Utilities 0 .9%
National Fuel Gas Co. 1,800 95,580
Spire, Inc. 1,500 92,685
UGI Corp. 25,700 656,892
845,157
Ground Transportation 0 .1%
Covenant Logistics Group,
Inc., Class A 1,700 76,823
Health Care Equipment & Supplies 0 .8%
Integer Holdings Corp.*(a) 1,800 200,934
Merit Medical Systems, Inc.* 2,853 211,407
RxSight, Inc.* 2,100 109,473
Surmodics, Inc.* 9,823 252,353
774,167
Health Care Providers & Services 3 .0%
Encompass Health Corp. 7,600 633,688
Option Care Health, Inc.* 6,400 191,296
Owens & Minor, Inc.*(a) 21,788 539,035
PetIQ, Inc., Class A* 15,300 249,696
Quipt Home Medical Corp.* 28,100 101,160
Select Medical Holdings Corp. 20,300 575,911

20 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Tenet Healthcare Corp.* 6,196 695,749
2,986,535
Health Care REITs 0 .4%
CareTrust REIT, Inc. 10,200 252,144
Sabra Health Care REIT, Inc. 10,762 149,807
401,951
Health Care Technology 0 .4%
HealthStream, Inc. 10,080 259,762
Simulations Plus, Inc.(a) 2,400 108,840
368,602
Hotel & Resort REITs 1 .2%
Park Hotels & Resorts, Inc. 40,400 651,652
Ryman Hospitality Properties,
Inc. 5,000 527,400
1,179,052
Hotels, Restaurants & Leisure 0 .9%
Travel + Leisure Co. 11,600 505,064
Xponential Fitness, Inc., Class
A*(a) 33,900 432,225
937,289
Household Durables 3 .6%
Cavco Industries, Inc.* 300 109,263
Green Brick Partners, Inc.* 3,593 194,489
KB Home 9,600 621,696
M/I Homes, Inc.* 5,600 650,832
Meritage Homes Corp. 3,595 595,835
Skyline Champion Corp.* 3,057 229,245
Taylor Morrison Home Corp.,
Class A* 7,900 442,479
Tri Pointe Homes, Inc.* 20,033 738,216
3,582,055
Independent Power and Renewable Electricity Producers
0 .3%
Altus Power, Inc., Class A* 12,800 46,976
Clearway Energy, Inc., Class A 6,700 145,457
Ormat Technologies, Inc. 1,500 95,745
288,178
Industrial REITs 1 .0%
First Industrial Realty Trust,
Inc. 8,600 390,612
Terreno Realty Corp. 11,648 633,069
1,023,681
Insurance 2 .9%
Axis Capital Holdings Ltd. 6,200 380,246
CNO Financial Group, Inc. 23,700 624,021
Fidelis Insurance Holdings Ltd. 41,600 772,928
Hamilton Insurance Group
Ltd., Class B* 10,400 141,232
Horace Mann Educators Corp. 2,600 95,836
Reinsurance Group of
America, Inc. 2,500 467,475
SiriusPoint Ltd.* 11,800 139,004
Universal Insurance Holdings,
Inc. 12,600 245,952
2,866,694
Interactive Media & Services 0 .1%
Bumble, Inc., Class A* 5,500 55,550
Common Stocks
Shares Value ($)
IT Services 0 .2%
Crexendo, Inc.* 2,100 8,568
Hackett Group, Inc. (The) 10,900 236,421
244,989
Leisure Products 0 .2%
Topgolf Callaway Brands
Corp.* 11,500 184,230
Life Sciences Tools & Services 0 .1%
Medpace Holdings, Inc.* 300 116,505
Machinery 3 .0%
Chart Industries, Inc.*(a) 1,300 187,278
Flowserve Corp. 10,500 495,180
Gates Industrial Corp. plc* 25,424 447,971
Hillman Solutions Corp.* 23,300 222,748
Hyster-Yale Materials
Handling, Inc. 4,400 257,708
Manitex International, Inc.* 19,700 102,637
Park-Ohio Holdings Corp. 9,799 250,168
Proto Labs, Inc.* 11,200 341,376
Terex Corp.(a) 11,851 664,249
2,969,315
Media 0 .9%
Advantage Solutions, Inc.* 76,000 323,760
Thryv Holdings, Inc.* 11,500 264,615
Townsquare Media, Inc., Class
A 23,348 281,810
870,185
Metals & Mining 0 .5%
Commercial Metals Co. 2,300 123,602
Constellium SE, Class A* 19,100 376,079
499,681
Mortgage Real Estate Investment Trusts (REITs) 1 .4%
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 4,100 102,541
Ladder Capital Corp., Class A 23,000 246,790
MFA Financial, Inc. 63,400 671,406
Redwood Trust, Inc. 17,000 94,010
Seven Hills Realty Trust 4,500 56,475
Starwood Property Trust, Inc. 9,700 184,009
1,355,231
Multi-Utilities 1 .1%
Black Hills Corp. 11,601 636,895
Northwestern Energy Group,
Inc. 8,200 413,608
1,050,503
Office REITs 0 .5%
COPT Defense Properties 17,400 417,078
Cousins Properties, Inc. 4,072 93,412
510,490
Oil, Gas & Consumable Fuels 8 .7%
Amplify Energy Corp.* 34,400 242,864
Ardmore Shipping Corp.(a) 16,939 283,728
Berry Corp. 29,000 246,210
California Resources Corp.(a) 5,700 301,302
Civitas Resources, Inc. 3,400 244,664
CNX Resources Corp.*(a) 13,300 312,816
Crescent Energy Co., Class A 47,000 500,080
Dorian LPG Ltd. 4,300 177,676

Nationwide Bailard Cognitive Value Fund - April 30, 2024 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Excelerate Energy, Inc., Class
A 9,700 163,542
FutureFuel Corp. 18,800 101,896
Gulfport Energy Corp.* 4,600 730,066
International Seaways, Inc.(a) 12,714 702,957
Matador Resources Co. 8,692 541,512
Murphy Oil Corp. 15,187 677,948
Par Pacific Holdings, Inc.* 18,300 563,640
Permian Resources Corp.,
Class A 28,400 475,700
Scorpio Tankers, Inc. 9,300 654,348
SM Energy Co.(a) 9,700 470,353
Teekay Tankers Ltd., Class A 12,114 705,883
Uranium Royalty Corp.*(a) 84,049 192,472
Ur-Energy, Inc.*(a) 139,400 232,798
Vermilion Energy, Inc. 12,200 140,666
8,663,121
Paper & Forest Products 0 .2%
Clearwater Paper Corp.* 4,900 220,696
Passenger Airlines 1 .3%
Copa Holdings SA, Class A 6,600 630,300
SkyWest, Inc.* 8,900 649,967
1,280,267
Personal Care Products 0 .2%
Nature's Sunshine Products,
Inc.* 7,961 154,842
Pharmaceuticals 1 .5%
Amphastar Pharmaceuticals,
Inc.*(a) 2,400 99,000
ANI Pharmaceuticals, Inc.* 2,000 132,000
Collegium Pharmaceutical,
Inc.* 3,388 125,119
Evolus, Inc.* 7,700 90,629
Harmony Biosciences
Holdings, Inc.* 3,500 108,185
Ligand Pharmaceuticals, Inc.* 1,400 97,846
MediWound Ltd.* 6,900 128,409
Mind Medicine MindMed, Inc.* 24,100 229,432
Perrigo Co. plc 4,800 156,768
SIGA Technologies, Inc. 14,300 125,554
Theravance Biopharma, Inc.* 7,689 64,895
Trevi Therapeutics, Inc.* 40,900 119,837
1,477,674
Professional Services 1 .7%
Alight, Inc., Class A* 16,400 147,928
CRA International, Inc. 1,700 246,653
Huron Consulting Group, Inc.* 6,600 615,384
Kelly Services, Inc., Class A 10,174 233,392
Maximus, Inc. 2,100 168,588
Mistras Group, Inc.* 35,691 312,296
1,724,241
Real Estate Management & Development 0 .6%
Newmark Group, Inc., Class A 61,001 583,780
Residential REITs 0 .3%
Bluerock Homes Trust, Inc. 2,100 35,343
UMH Properties, Inc. 16,100 256,312
291,655
Common Stocks
Shares Value ($)
Retail REITs 2 .6%
Brixmor Property Group, Inc. 29,700 656,370
CBL & Associates Properties,
Inc. 1,900 41,325
Kite Realty Group Trust 33,800 736,840
Macerich Co. (The) 12,400 170,624
NNN REIT, Inc. 6,000 243,180
Tanger, Inc. 17,300 490,455
Urban Edge Properties 14,700 245,931
2,584,725
Semiconductors & Semiconductor Equipment 0 .9%
ACM Research, Inc., Class A* 4,300 109,736
Amkor Technology, Inc. 18,340 593,299
Power Integrations, Inc. 2,800 186,816
889,851
Software 2 .8%
LiveRamp Holdings, Inc.* 19,900 638,989
OneSpan, Inc.* 22,900 247,778
RingCentral, Inc., Class A*(a) 19,000 562,780
SentinelOne, Inc., Class A* 7,000 147,910
Sprout Social, Inc., Class A* 1,800 90,810
Teradata Corp.* 17,300 641,830
Viant Technology, Inc., Class
A* 37,672 331,137
Weave Communications, Inc.* 9,200 98,348
2,759,582
Specialized REITs 1 .4%
EPR Properties 2,600 105,534
Outfront Media, Inc. 13,000 206,180
Rayonier, Inc. 3,200 94,912
Safehold, Inc. 10,700 195,168
Uniti Group, Inc. 139,631 802,878
1,404,672
Specialty Retail 2 .3%
Abercrombie & Fitch Co.,
Class A* 1,800 218,736
Arko Corp. 53,200 228,760
Boot Barn Holdings, Inc.*(a) 2,688 286,191
Caleres, Inc.(a) 6,700 246,761
Group 1 Automotive, Inc. 1,300 382,226
ODP Corp. (The)* 3,899 198,498
Signet Jewelers Ltd.(a) 2,500 245,075
Urban Outfitters, Inc.* 4,800 187,008
Winmark Corp.(a) 771 277,036
2,270,291
Technology Hardware, Storage & Peripherals 0 .5%
Immersion Corp. 24,700 179,569
IonQ, Inc.*(a) 12,600 107,730
Turtle Beach Corp.* 17,664 249,062
536,361
Textiles, Apparel & Luxury Goods 0 .6%
Lakeland Industries, Inc. 6,958 115,155
PVH Corp. 1,800 195,840
Superior Group of Cos., Inc. 15,300 248,931
Vera Bradley, Inc.* 8,850 58,321
618,247
Trading Companies & Distributors 2 .5%
Boise Cascade Co. 3,856 510,033
GMS, Inc.* 6,066 561,227
Karat Packaging, Inc. 7,900 214,090

22 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MRC Global, Inc.* 56,810 637,976
WESCO International, Inc.(a) 3,935 601,071
2,524,397
Total Common Stocks
(cost $80,826,627) 97,599,418
Exchange Traded Funds 1 .1%
Equity Funds  1.1%
Invesco S&P SmallCap 600
Pure Value ETF 1,100 109,218
Vanguard Small-Cap Value
ETF(a) 5,500 991,980
1,101,198
Total Exchange Traded Funds
(cost $1,068,539) 1,101,198
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
0
Diversified Consumer Services 0 .0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 90,200 0
Total Rights
(cost $16,828) 0
Repurchase Agreements 3 .8%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,750,865,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$1,785,882.(b)(c) 1,750,607 1,750,607
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $2,000,295,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$2,041,047.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,750,607) 3,750,607
Total Investments
(cost $85,662,601) — 103.0% 102,451,223
Liabilities in excess of other assets — (3.0)% (2,951,131)
NET ASSETS — 100.0%
$ 99,500,092
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April
30, 2024 was $7,916,701, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,750,607 and by $4,643,107 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
5/7/2024 – 2/15/2054, a total value of $8,393,714.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $3,750,607.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - April 30, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks 99 .5%
Shares Value ($)
Biotechnology 1 .0%
Vertex Pharmaceuticals, Inc.* 4,300 1,689,083
Broadline Retail 4 .1%
Amazon.com, Inc.* 41,515 7,265,125
Electronic Equipment, Instruments & Components 3 .8%
Insight Enterprises, Inc.* 28,218 5,151,760
TE Connectivity Ltd.(a) 10,580 1,496,859
6,648,619
Financial Services 2 .8%
Fiserv, Inc.* 13,100 1,999,977
Visa, Inc., Class A(a) 11,095 2,980,228
4,980,205
Ground Transportation 2 .8%
Uber Technologies, Inc.* 75,145 4,979,859
Health Care Equipment & Supplies 2 .4%
Dexcom, Inc.* 21,325 2,716,592
Merit Medical Systems, Inc.* 19,680 1,458,288
4,174,880
Interactive Media & Services 8 .6%
Alphabet, Inc., Class A* 27,075 4,407,268
Meta Platforms, Inc., Class A 21,340 9,179,828
ZoomInfo Technologies, Inc.,
Class A* 89,500 1,419,470
15,006,566
IT Services 2 .2%
Shopify, Inc., Class A* 28,800 2,021,760
Snowflake, Inc., Class A* 11,380 1,766,176
3,787,936
Life Sciences Tools & Services 2 .1%
Danaher Corp. 14,805 3,651,209
Pharmaceuticals 0 .6%
Intra-Cellular Therapies, Inc.* 15,480 1,111,619
Professional Services 1 .1%
Booz Allen Hamilton Holding
Corp., Class A 13,548 2,000,633
Semiconductors & Semiconductor Equipment 32 .4%
Advanced Micro Devices, Inc.* 15,630 2,475,479
KLA Corp. 12,760 8,795,340
Lam Research Corp. 7,200 6,439,752
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. 48,918 5,525,777
NVIDIA Corp. 21,701 18,750,098
NXP Semiconductors NV 12,145 3,111,428
QUALCOMM, Inc. 31,445 5,215,153
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 36,190 4,970,335
Texas Instruments, Inc. 8,580 1,513,684
56,797,046
Software 30 .5%
Adobe, Inc.* 11,059 5,118,437
Cadence Design Systems,
Inc.* 16,515 4,552,029
Crowdstrike Holdings, Inc.,
Class A* 6,650 1,945,391
Datadog, Inc., Class A* 29,535 3,706,643
HubSpot, Inc.* 6,850 4,143,359
Intuit, Inc. 6,380 3,991,456
Microsoft Corp. 43,380 16,889,135
Palo Alto Networks, Inc.* 18,635 5,420,735
ServiceNow, Inc.* 3,990 2,766,387
Sprout Social, Inc., Class A* 33,027 1,666,212
Varonis Systems, Inc., Class
B* 73,040 3,195,500
53,395,284
Technology Hardware, Storage & Peripherals 5 .1%
Apple, Inc. 31,053 5,289,258
Pure Storage, Inc., Class A*(a) 73,820 3,720,528
9,009,786
Total Investments
(cost $56,967,078) — 99.5% 174,497,850
Other assets in excess of liabilities — 0.5% 865,310
NET ASSETS — 100.0%
$ 175,363,160
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $5,474,697, which was collateralized
by $5,683,410 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 5/9/2024 – 2/15/2054.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 88 .7%
Shares Value ($)
Aerospace & Defense 1 .7%
Axon Enterprise, Inc.*(a) 1,800 564,588
Boeing Co. (The)* 15,303 2,568,456
General Dynamics Corp. 6,001 1,722,827
General Electric Co. 29,075 4,704,916
Howmet Aerospace, Inc. 10,134 676,444
Huntington Ingalls Industries,
Inc. 1,010 279,699
L3Harris Technologies, Inc. 4,972 1,064,257
Lockheed Martin Corp. 5,819 2,705,428
Northrop Grumman Corp. 3,733 1,810,617
RTX Corp. 35,446 3,598,478
Textron, Inc. 5,381 455,179
TransDigm Group, Inc. 1,504 1,877,037
22,027,926
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 3,071 218,041
Expeditors International of
Washington, Inc. 3,991 444,238
FedEx Corp. 6,229 1,630,628
United Parcel Service, Inc.,
Class B 19,255 2,839,727
5,132,634
Automobile Components 0 .1%
Aptiv plc* 7,509 533,139
BorgWarner, Inc.(a) 6,723 220,313
753,452
Automobiles 1 .3%
Ford Motor Co.(a) 104,775 1,273,016
General Motors Co. 30,587 1,362,039
Tesla, Inc.* 74,294 13,616,605
16,251,660
Banks 3 .0%
Bank of America Corp. 183,932 6,807,323
Citigroup, Inc. 50,842 3,118,140
Citizens Financial Group, Inc. 12,804 436,744
Comerica, Inc. 3,473 174,240
Fifth Third Bancorp(a) 18,573 677,172
Huntington Bancshares, Inc. 38,834 523,094
JPMorgan Chase & Co. 77,471 14,854,290
KeyCorp 25,703 372,436
M&T Bank Corp.(a) 4,568 659,574
PNC Financial Services
Group, Inc. (The) 10,599 1,624,403
Regions Financial Corp. 25,768 496,549
Truist Financial Corp. 36,224 1,360,211
US Bancorp 42,012 1,706,948
Wells Fargo & Co. 96,144 5,703,262
38,514,386
Beverages 1 .3%
Brown-Forman Corp., Class B 4,882 233,604
Coca-Cola Co. (The) 103,950 6,420,992
Constellation Brands, Inc.,
Class A 4,254 1,078,219
Keurig Dr Pepper, Inc. 28,247 951,924
Molson Coors Beverage Co.,
Class B 4,586 262,594
Monster Beverage Corp.* 19,429 1,038,480
PepsiCo, Inc. 36,718 6,459,063
16,444,876
Common Stocks
Shares Value ($)
Biotechnology 1 .7%
AbbVie, Inc. 47,167 7,671,241
Amgen, Inc. 14,293 3,915,425
Biogen, Inc.* 3,949 848,324
Gilead Sciences, Inc. 33,287 2,170,312
Incyte Corp.* 5,096 265,247
Moderna, Inc.* 8,970 989,481
Regeneron Pharmaceuticals,
Inc.* 2,812 2,504,536
Vertex Pharmaceuticals, Inc.* 6,967 2,736,707
21,101,273
Broadline Retail 3 .4%
Amazon.com, Inc.* 244,662 42,815,850
eBay, Inc. 14,248 734,342
Etsy, Inc.* 3,090 212,190
43,762,382
Building Products 0 .5%
A O Smith Corp. 3,140 260,118
Allegion plc 2,492 302,927
Builders FirstSource, Inc.* 3,388 619,394
Carrier Global Corp. 22,777 1,400,558
Johnson Controls International
plc 18,458 1,201,062
Masco Corp. 5,845 400,090
Trane Technologies plc 6,102 1,936,409
6,120,558
Capital Markets 2 .5%
Ameriprise Financial, Inc. 2,669 1,099,067
Bank of New York Mellon
Corp. (The) 20,028 1,131,382
BlackRock, Inc. 3,723 2,809,525
Blackstone, Inc. 19,142 2,232,149
Cboe Global Markets, Inc. 2,846 515,553
Charles Schwab Corp. (The) 40,239 2,975,674
CME Group, Inc. 9,725 2,038,749
FactSet Research Systems,
Inc. 1,047 436,484
Franklin Resources, Inc. 7,739 176,759
Goldman Sachs Group, Inc.
(The) 8,699 3,711,950
Intercontinental Exchange, Inc. 15,257 1,964,491
Invesco Ltd. 11,223 159,030
MarketAxess Holdings, Inc. 1,068 213,696
Moody's Corp. 4,238 1,569,459
Morgan Stanley 33,468 3,040,233
MSCI, Inc., Class A 2,139 996,325
Nasdaq, Inc. 10,171 608,734
Northern Trust Corp. 5,493 452,568
Raymond James Financial,
Inc. 5,112 623,664
S&P Global, Inc. 8,584 3,569,485
State Street Corp. 7,996 579,630
T. Rowe Price Group, Inc.(a) 6,135 672,212
31,576,819
Chemicals 1 .4%
Air Products & Chemicals, Inc. 5,883 1,390,388
Albemarle Corp.(a) 3,146 378,495
Celanese Corp., Class A 2,592 398,157
CF Industries Holdings, Inc. 5,181 409,144
Corteva, Inc. 18,599 1,006,764
Dow, Inc. 18,814 1,070,517

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 11,321 820,772
Eastman Chemical Co. 3,370 318,263
Ecolab, Inc. 6,753 1,527,191
FMC Corp. 3,118 183,993
International Flavors &
Fragrances, Inc. 6,652 563,092
Linde plc 13,058 5,758,056
LyondellBasell Industries NV,
Class A 7,033 703,089
Mosaic Co. (The) 8,555 268,541
PPG Industries, Inc. 6,363 820,827
Sherwin-Williams Co. (The) 6,229 1,866,271
17,483,560
Commercial Services & Supplies 0 .5%
Cintas Corp. 2,331 1,534,590
Copart, Inc.* 23,344 1,267,813
Republic Services, Inc., Class
A 5,568 1,067,386
Rollins, Inc. 7,858 350,152
Veralto Corp. 6,014 563,391
Waste Management, Inc. 9,778 2,034,020
6,817,352
Communications Equipment 0 .7%
Arista Networks, Inc.* 6,728 1,726,136
Cisco Systems, Inc. 109,513 5,144,921
F5, Inc.* 1,693 279,870
Juniper Networks, Inc. 8,638 300,775
Motorola Solutions, Inc. 4,488 1,522,105
8,973,807
Construction & Engineering 0 .1%
Quanta Services, Inc. 3,905 1,009,677
Construction Materials 0 .2%
Martin Marietta Materials, Inc. 1,694 994,497
Vulcan Materials Co. 3,618 932,105
1,926,602
Consumer Finance 0 .5%
American Express Co. 15,277 3,575,277
Capital One Financial Corp. 10,147 1,455,384
Discover Financial Services 6,778 858,976
Synchrony Financial 10,647 468,255
6,357,892
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 11,917 8,614,799
Dollar General Corp.(a) 5,756 801,178
Dollar Tree, Inc.* 5,662 669,531
Kroger Co. (The) 17,818 986,761
Sysco Corp. 13,296 988,159
Target Corp. 12,333 1,985,366
Walgreens Boots Alliance, Inc. 19,685 349,015
Walmart, Inc. 115,120 6,832,372
21,227,181
Containers & Packaging 0 .2%
Amcor plc(a) 39,992 357,529
Avery Dennison Corp. 2,081 452,160
Ball Corp. 8,234 572,839
International Paper Co. 9,043 315,963
Packaging Corp. of America 2,330 403,043
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 7,319 351,019
2,452,553
Distributors 0 .1%
Genuine Parts Co. 3,797 596,926
LKQ Corp. 7,197 310,407
Pool Corp.(a) 1,046 379,206
1,286,539
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 191,013 3,226,209
Verizon Communications, Inc. 112,318 4,435,438
7,661,647
Electric Utilities 1 .4%
Alliant Energy Corp. 7,120 354,576
American Electric Power Co.,
Inc.(a) 13,967 1,201,581
Constellation Energy Corp. 8,636 1,605,778
Duke Energy Corp.(a) 20,339 1,998,510
Edison International 10,247 728,152
Entergy Corp.(a) 5,805 619,219
Evergy, Inc.(a) 6,458 338,722
Eversource Energy 9,378 568,494
Exelon Corp. 26,144 982,491
FirstEnergy Corp. 14,170 543,278
NextEra Energy, Inc. 54,812 3,670,760
NRG Energy, Inc. 5,646 410,295
PG&E Corp. 58,208 995,939
Pinnacle West Capital Corp.(a) 2,943 216,752
PPL Corp. 19,704 541,072
Southern Co. (The) 28,822 2,118,417
Xcel Energy, Inc.(a) 14,918 801,544
17,695,580
Electrical Equipment 0 .7%
AMETEK, Inc. 6,257 1,092,848
Eaton Corp. plc 10,645 3,387,878
Emerson Electric Co. 15,339 1,653,237
GE Vernova, Inc.* 7,268 1,117,164
Generac Holdings, Inc.* 1,543 209,786
Hubbell, Inc., Class B 1,384 512,800
Rockwell Automation, Inc. 3,145 852,169
8,825,882
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 16,276 1,965,652
CDW Corp. 3,494 845,059
Corning, Inc. 20,785 693,803
Jabil, Inc. 3,513 412,286
Keysight Technologies, Inc.* 4,524 669,280
TE Connectivity Ltd.(a) 8,231 1,164,522
Teledyne Technologies, Inc.* 1,214 463,117
Trimble, Inc.*(a) 6,785 407,575
Zebra Technologies Corp.,
Class A*(a) 1,444 454,225
7,075,519
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 26,100 851,382
Halliburton Co. 23,509 880,882
Schlumberger NV 38,263 1,816,727
3,548,991
Entertainment 1 .1%
Electronic Arts, Inc. 6,463 819,638

26 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.* 3,750 333,412
Netflix, Inc.* 11,643 6,411,102
Take-Two Interactive Software,
Inc.* 4,230 604,086
Walt Disney Co. (The) 49,004 5,444,344
Warner Bros Discovery, Inc.* 57,874 425,953
14,038,535
Financial Services 3 .7%
Berkshire Hathaway, Inc.,
Class B* 48,721 19,329,082
Corpay, Inc.* 1,878 567,419
Fidelity National Information
Services, Inc. 15,765 1,070,759
Fiserv, Inc.* 15,926 2,431,422
Global Payments, Inc. 6,874 843,921
Jack Henry & Associates, Inc. 1,981 322,289
Mastercard, Inc., Class A 22,041 9,944,899
PayPal Holdings, Inc.* 28,353 1,925,736
Visa, Inc., Class A(a) 42,252 11,349,310
47,784,837
Food Products 0 .7%
Archer-Daniels-Midland Co. 14,509 851,098
Bunge Global SA 4,001 407,142
Campbell Soup Co. 5,564 254,330
Conagra Brands, Inc. 13,122 403,895
General Mills, Inc. 14,907 1,050,347
Hershey Co. (The) 3,874 751,246
Hormel Foods Corp. 8,070 286,969
J M Smucker Co. (The) 2,636 302,745
Kellanova 6,614 382,686
Kraft Heinz Co. (The) 21,817 842,354
Lamb Weston Holdings, Inc. 3,948 329,026
McCormick & Co., Inc.
(Non-Voting) 7,027 534,474
Mondelez International, Inc.,
Class A 36,106 2,597,466
Tyson Foods, Inc., Class A 7,737 469,249
9,463,027
Gas Utilities 0 .0%
†
Atmos Energy Corp. 4,149 489,167
Ground Transportation 0 .9%
CSX Corp. 52,793 1,753,783
JB Hunt Transport Services,
Inc. 2,194 356,679
Norfolk Southern Corp. 6,022 1,386,987
Old Dominion Freight Line, Inc. 4,810 874,025
Uber Technologies, Inc.* 54,976 3,643,260
Union Pacific Corp. 16,290 3,863,336
11,878,070
Health Care Equipment & Supplies 2 .2%
Abbott Laboratories 46,379 4,914,783
Align Technology, Inc.* 1,928 544,429
Baxter International, Inc. 13,820 557,913
Becton Dickinson & Co. 7,633 1,790,702
Boston Scientific Corp.* 39,137 2,812,776
Cooper Cos., Inc. (The) 5,440 484,486
Dexcom, Inc.* 10,298 1,311,862
Edwards Lifesciences Corp.* 16,245 1,375,464
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 11,585 883,240
Hologic, Inc.* 6,102 462,349
IDEXX Laboratories, Inc.* 2,262 1,114,623
Insulet Corp.* 1,825 313,790
Intuitive Surgical, Inc.* 9,398 3,483,087
Medtronic plc 35,522 2,850,285
ResMed, Inc. 3,922 839,269
Solventum Corp.* 3,655 237,612
STERIS plc 2,678 547,812
Stryker Corp. 9,009 3,031,529
Teleflex, Inc. 1,329 277,429
Zimmer Biomet Holdings, Inc. 5,719 687,881
28,521,321
Health Care Providers & Services 2 .3%
Cardinal Health, Inc. 6,463 665,948
Cencora, Inc.(a) 4,513 1,078,833
Centene Corp.* 14,064 1,027,516
Cigna Group (The) 7,909 2,823,829
CVS Health Corp. 33,535 2,270,655
DaVita, Inc.* 1,477 205,318
Elevance Health, Inc. 6,347 3,354,897
HCA Healthcare, Inc. 5,252 1,627,175
Henry Schein, Inc.* 3,593 248,923
Humana, Inc. 3,329 1,005,658
Laboratory Corp. of America
Holdings 2,331 469,393
McKesson Corp. 3,514 1,887,756
Molina Healthcare, Inc.* 1,517 518,966
Quest Diagnostics, Inc. 3,029 418,547
UnitedHealth Group, Inc. 24,802 11,996,727
Universal Health Services,
Inc., Class B 1,573 268,086
29,868,227
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 19,197 357,256
Ventas, Inc. 11,119 492,350
Welltower, Inc. 14,758 1,406,142
2,255,748
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 19,074 359,926
Hotels, Restaurants & Leisure 1 .8%
Airbnb, Inc., Class A* 11,694 1,854,318
Booking Holdings, Inc. 932 3,217,292
Caesars Entertainment, Inc.* 5,534 198,228
Carnival Corp.* 27,005 400,214
Chipotle Mexican Grill, Inc.,
Class A* 742 2,344,423
Darden Restaurants, Inc. 3,234 496,128
Domino's Pizza, Inc. 884 467,875
Expedia Group, Inc.* 3,511 472,686
Hilton Worldwide Holdings,
Inc. 6,777 1,336,967
Las Vegas Sands Corp. 10,145 450,032
Marriott International, Inc.,
Class A 6,582 1,554,208
McDonald's Corp. 19,378 5,290,969
MGM Resorts International* 7,437 293,315
Norwegian Cruise Line
Holdings Ltd.* 12,287 232,470

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises
Ltd.*(a) 6,126 855,373
Starbucks Corp. 30,247 2,676,557
Wynn Resorts Ltd. 2,396 219,593
Yum! Brands, Inc. 7,353 1,038,611
23,399,259
Household Durables 0 .3%
DR Horton, Inc. 7,846 1,117,977
Garmin Ltd. 4,149 599,406
Lennar Corp., Class A 6,599 1,000,540
Mohawk Industries, Inc.* 1,568 180,822
NVR, Inc.* 85 632,302
PulteGroup, Inc. 5,604 624,398
4,155,445
Household Products 1 .2%
Church & Dwight Co., Inc. 6,514 702,796
Clorox Co. (The) 3,260 482,056
Colgate-Palmolive Co. 22,236 2,043,933
Kimberly-Clark Corp. 8,909 1,216,346
Procter & Gamble Co. (The) 62,861 10,258,915
14,704,046
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 18,489 330,953
Industrial Conglomerates 0 .4%
3M Co. 14,620 1,410,976
Honeywell International, Inc. 17,612 3,394,361
4,805,337
Industrial REITs 0 .2%
Prologis, Inc. 24,619 2,512,369
Insurance 1 .9%
Aflac, Inc. 14,047 1,175,032
Allstate Corp. (The) 7,162 1,217,970
American International Group,
Inc. 19,114 1,439,475
Aon plc, Class A 5,349 1,508,472
Arch Capital Group Ltd.* 10,128 947,373
Arthur J Gallagher & Co. 5,838 1,370,120
Assurant, Inc. 1,337 233,173
Brown & Brown, Inc. 6,463 526,993
Chubb Ltd. 10,827 2,692,025
Cincinnati Financial Corp. 4,262 493,071
Everest Group Ltd. 1,106 405,249
Globe Life, Inc. 2,368 180,371
Hartford Financial Services
Group, Inc. (The) 7,761 751,963
Loews Corp. 4,792 360,119
Marsh & McLennan Cos., Inc. 13,105 2,613,530
MetLife, Inc. 16,324 1,160,310
Principal Financial Group, Inc. 5,563 440,256
Progressive Corp. (The) 15,809 3,292,224
Prudential Financial, Inc. 9,667 1,068,010
Travelers Cos., Inc. (The) 6,123 1,299,056
W R Berkley Corp. 5,593 430,493
Willis Towers Watson plc 2,696 677,073
24,282,358
Interactive Media & Services 5 .7%
Alphabet, Inc., Class A* 157,730 25,675,289
Alphabet, Inc., Class C* 132,070 21,744,005
Common Stocks
Shares Value ($)
Interactive Media & Services
Match Group, Inc.* 7,200 221,904
Meta Platforms, Inc., Class A 58,886 25,330,991
72,972,189
IT Services 0 .9%
Accenture plc, Class A 16,750 5,040,242
Akamai Technologies, Inc.* 4,174 421,282
Cognizant Technology
Solutions Corp., Class A 13,558 890,489
EPAM Systems, Inc.* 1,477 347,479
Gartner, Inc.* 2,067 852,824
International Business
Machines Corp. 24,445 4,062,759
VeriSign, Inc.* 2,472 418,955
12,034,030
Leisure Products 0 .0%
†
Hasbro, Inc. 3,575 219,148
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 7,795 1,068,227
Bio-Rad Laboratories, Inc.,
Class A* 562 151,599
Bio-Techne Corp. 4,233 267,568
Charles River Laboratories
International, Inc.* 1,302 298,158
Danaher Corp. 17,569 4,332,867
Illumina, Inc.* 4,254 523,455
IQVIA Holdings, Inc.* 4,892 1,133,819
Mettler-Toledo International,
Inc.* 555 682,483
Revvity, Inc. 3,168 324,625
Thermo Fisher Scientific, Inc. 10,322 5,870,328
Waters Corp.* 1,575 486,738
West Pharmaceutical
Services, Inc. 2,017 721,037
15,860,904
Machinery 1 .6%
Caterpillar, Inc. 13,600 4,550,152
Cummins, Inc. 3,835 1,083,349
Deere & Co. 6,944 2,717,951
Dover Corp. 3,840 688,512
Fortive Corp. 9,099 684,882
IDEX Corp. 2,090 460,761
Illinois Tool Works, Inc. 7,212 1,760,521
Ingersoll Rand, Inc. 10,995 1,026,053
Nordson Corp. 1,361 351,397
Otis Worldwide Corp. 10,945 998,184
PACCAR, Inc. 13,938 1,478,961
Parker-Hannifin Corp. 3,413 1,859,778
Pentair plc 4,417 349,341
Snap-on, Inc. 1,449 388,274
Stanley Black & Decker, Inc. 4,129 377,391
Westinghouse Air Brake
Technologies Corp. 4,919 792,352
Xylem, Inc. 6,341 828,769
20,396,628
Media 0 .5%
Charter Communications, Inc.,
Class A* 2,644 676,705
Comcast Corp., Class A 105,856 4,034,172
Fox Corp., Class A 6,354 197,037
Fox Corp., Class B 3,623 103,908

28 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Media
Interpublic Group of Cos., Inc.
(The) 10,033 305,405
News Corp., Class A 10,852 258,277
News Corp., Class B(a) 3,040 74,602
Omnicom Group, Inc. 5,288 490,938
Paramount Global, Class B 12,515 142,546
6,283,590
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 38,060 1,900,717
Newmont Corp. 30,885 1,255,166
Nucor Corp. 6,506 1,096,456
Steel Dynamics, Inc. 4,176 543,381
4,795,720
Multi-Utilities 0 .6%
Ameren Corp.(a) 7,048 520,636
CenterPoint Energy, Inc. 17,068 497,361
CMS Energy Corp. 8,011 485,547
Consolidated Edison, Inc. 9,195 868,008
Dominion Energy, Inc. 22,626 1,153,473
DTE Energy Co. 5,566 614,041
NiSource, Inc. 11,528 321,170
Public Service Enterprise
Group, Inc. 12,895 890,787
Sempra 16,723 1,197,868
WEC Energy Group, Inc. 8,573 708,473
7,257,364
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 4,104 475,530
Boston Properties, Inc. 4,046 250,407
725,937
Oil, Gas & Consumable Fuels 3 .3%
APA Corp. 9,827 308,961
Chevron Corp.(a) 46,336 7,472,607
ConocoPhillips 31,770 3,990,947
Coterra Energy, Inc. 20,610 563,890
Devon Energy Corp. 17,498 895,548
Diamondback Energy, Inc. 4,693 943,903
EOG Resources, Inc.(a) 15,768 2,083,426
EQT Corp. 11,142 446,683
Exxon Mobil Corp.(a) 106,086 12,546,791
Hess Corp. 7,274 1,145,582
Kinder Morgan, Inc.(a) 52,490 959,517
Marathon Oil Corp. 15,006 402,911
Marathon Petroleum Corp.(a) 9,762 1,773,951
Occidental Petroleum Corp.(a) 17,342 1,147,000
ONEOK, Inc. 15,843 1,253,498
Phillips 66 11,662 1,670,115
Pioneer Natural Resources
Co. 6,308 1,698,871
Targa Resources Corp.(a) 5,789 660,293
Valero Energy Corp. 9,105 1,455,616
Williams Cos., Inc. (The) 32,457 1,245,050
42,665,160
Passenger Airlines 0 .2%
American Airlines Group,
Inc.*(a) 16,914 228,508
Delta Air Lines, Inc. 17,423 872,370
Southwest Airlines Co. 16,356 424,275
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 8,510 437,924
1,963,077
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 6,355 932,342
Kenvue, Inc. 46,575 876,542
1,808,884
Pharmaceuticals 3 .4%
Bristol-Myers Squibb Co. 54,114 2,377,769
Catalent, Inc.* 4,819 269,141
Eli Lilly & Co. 21,366 16,688,983
Johnson & Johnson 64,311 9,298,728
Merck & Co., Inc. 67,697 8,747,806
Pfizer, Inc. 150,845 3,864,649
Viatris, Inc. 33,539 388,046
Zoetis, Inc., Class A 12,430 1,979,353
43,614,475
Professional Services 0 .6%
Automatic Data Processing,
Inc. 10,931 2,644,099
Broadridge Financial
Solutions, Inc.(a) 3,230 624,714
Dayforce, Inc.*(a) 4,324 265,364
Equifax, Inc. 3,320 731,031
Jacobs Solutions, Inc. 3,218 461,879
Leidos Holdings, Inc. 3,485 488,667
Paychex, Inc. 8,439 1,002,637
Paycom Software, Inc. 1,368 257,157
Robert Half, Inc. 2,684 185,572
Verisk Analytics, Inc., Class A 3,935 857,673
7,518,793
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 7,710 669,922
CoStar Group, Inc.* 10,659 975,618
1,645,540
Residential REITs 0 .3%
AvalonBay Communities, Inc. 3,797 719,797
Camden Property Trust 2,813 280,400
Equity Residential 9,136 588,358
Essex Property Trust, Inc. 1,601 394,246
Invitation Homes, Inc. 15,413 527,125
Mid-America Apartment
Communities, Inc. 3,037 394,810
UDR, Inc. 8,361 318,387
3,223,123
Retail REITs 0 .3%
Federal Realty Investment
Trust 1,931 201,152
Kimco Realty Corp. 18,014 335,601
Realty Income Corp. 22,555 1,207,595
Regency Centers Corp. 4,666 276,320
Simon Property Group, Inc. 8,651 1,215,725
3,236,393
Semiconductors & Semiconductor Equipment 9 .0%
Advanced Micro Devices, Inc.* 43,166 6,836,631
Analog Devices, Inc. 13,232 2,654,471
Applied Materials, Inc. 22,229 4,415,791
Broadcom, Inc. 11,791 15,331,483
Enphase Energy, Inc.* 3,592 390,666

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.* 2,852 502,808
Intel Corp. 112,951 3,441,617
KLA Corp. 3,607 2,486,269
Lam Research Corp. 3,502 3,132,224
Microchip Technology, Inc. 14,354 1,320,281
Micron Technology, Inc. 29,831 3,369,710
Monolithic Power Systems,
Inc. 1,286 860,758
NVIDIA Corp. 66,111 57,121,226
NXP Semiconductors NV 6,999 1,793,074
ON Semiconductor Corp.* 11,463 804,244
Qorvo, Inc.* 2,450 286,258
QUALCOMM, Inc. 29,814 4,944,652
Skyworks Solutions, Inc.(a) 4,181 445,653
Teradyne, Inc.(a) 3,962 460,860
Texas Instruments, Inc. 24,292 4,285,595
114,884,271
Software 9 .2%
Adobe, Inc.* 12,075 5,588,672
ANSYS, Inc.* 2,371 770,291
Autodesk, Inc.* 5,666 1,206,008
Cadence Design Systems,
Inc.* 7,344 2,024,227
Fair Isaac Corp.* 678 768,398
Fortinet, Inc.* 17,233 1,088,781
Gen Digital, Inc. 13,985 281,658
Intuit, Inc. 7,479 4,679,012
Microsoft Corp. 198,881 77,430,340
Oracle Corp. 42,594 4,845,068
Palo Alto Networks, Inc.* 8,422 2,449,876
PTC, Inc.* 3,285 582,890
Roper Technologies, Inc. 2,888 1,477,096
Salesforce, Inc. 25,860 6,954,788
ServiceNow, Inc.* 5,477 3,797,368
Synopsys, Inc.* 4,112 2,181,786
Tyler Technologies, Inc.* 1,142 527,090
116,653,349
Specialized REITs 0 .8%
American Tower Corp. 12,454 2,136,608
Crown Castle, Inc. 11,621 1,089,818
Digital Realty Trust, Inc. 8,217 1,140,355
Equinix, Inc. 2,508 1,783,464
Extra Space Storage, Inc. 5,704 765,933
Iron Mountain, Inc. 7,871 610,160
Public Storage 4,211 1,092,544
SBA Communications Corp.,
Class A 2,913 542,168
VICI Properties, Inc., Class A 28,162 804,025
Weyerhaeuser Co. 19,760 596,159
10,561,234
Specialty Retail 1 .7%
AutoZone, Inc.* 467 1,380,639
Bath & Body Works, Inc. 5,817 264,208
Best Buy Co., Inc. 5,318 391,618
CarMax, Inc.*(a) 4,265 289,892
Home Depot, Inc. (The) 26,726 8,932,364
Lowe's Cos., Inc. 15,364 3,502,838
O'Reilly Automotive, Inc.* 1,591 1,612,097
Ross Stores, Inc. 9,057 1,173,334
TJX Cos., Inc. (The) 30,447 2,864,758
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co.(a) 2,937 802,036
Ulta Beauty, Inc.* 1,287 521,029
21,734,813
Technology Hardware, Storage & Peripherals 5 .5%
Apple, Inc. 388,514 66,175,590
Hewlett Packard Enterprise
Co. 35,066 596,122
HP, Inc. 23,215 652,109
NetApp, Inc. 5,257 537,318
Seagate Technology Holdings
plc 5,013 430,667
Super Micro Computer, Inc.* 1,374 1,179,991
Western Digital Corp.* 8,412 595,822
70,167,619
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 690 564,744
Lululemon Athletica, Inc.* 3,068 1,106,321
NIKE, Inc., Class B 32,518 3,000,110
Ralph Lauren Corp., Class A 895 146,458
Tapestry, Inc. 5,551 221,596
5,039,229
Tobacco 0 .5%
Altria Group, Inc. 46,776 2,049,257
Philip Morris International, Inc. 41,474 3,937,541
5,986,798
Trading Companies & Distributors 0 .3%
Fastenal Co. 15,047 1,022,293
United Rentals, Inc. 1,833 1,224,426
WW Grainger, Inc.(a) 1,172 1,079,822
3,326,541
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 5,164 631,660
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 14,103 2,315,290
Total Common Stocks
(cost $575,804,448) 1,130,399,132
Purchased Options 0 .1%
Number of
Contracts
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
5/17/2024 at USD 5,300.00,
European Style
Notional Amount: USD
66,722,892
Exchange Traded
*
265 38,425
S&P 500 E-Mini Index
7/19/2024 at USD 5,550.00,
European Style
Notional Amount: USD
66,722,893
Exchange Traded
*
265 104,675

30 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
6/21/2024 at USD 5,250.00,
American Style
Notional Amount: USD
133,445,785
Exchange Traded
*
530 781,750
Total Purchased Options
(cost $2,433,363) 924,850
Short-Term Investment 7 .3%
Shares
U.S. Treasury Obligation 7.3%
U.S. Treasury Bills, 5.27%,
10/3/2024(a) 94,855,000 92,739,062
(cost $92,755,392)
Total Short-Term Investment
(cost $92,755,392) 92,739,062
Repurchase Agreements 0 .2%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $996,031,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$1,015,951.(b)(c) 995,884 995,884
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $2,000,295,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$2,040,301.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $2,995,884) 2,995,884
Total Investments
(cost $673,989,087) — 96.3% 1,227,058,928
Other assets in excess of liabilities — 3.7% 46,864,012
NET ASSETS — 100.0%
$ 1,273,922,940
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $134,388,666, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,995,884 and by $135,059,574 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 5/9/2024 – 2/15/2054, a total value of
$138,055,458.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $2,995,884.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - April 30, 2024 (Unaudited) - Statement of Investments - 31
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 217 6/2024 USD 54,976,950 (2,403,805)
Net contracts (2,403,805)
As of April 30, 2024, the Fund had $1,166,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 91 .7%
Shares Value ($)
Aerospace & Defense 4 .7%
Howmet Aerospace, Inc. 114,763 7,660,430
L3Harris Technologies, Inc. 65,681 14,059,018
Northrop Grumman Corp. 11,940 5,791,258
27,510,706
Air Freight & Logistics 1 .5%
FedEx Corp. 33,534 8,778,531
Automobiles 1 .0%
General Motors Co. 127,904 5,695,565
Banks 9 .2%
Bank of America Corp. 183,061 6,775,088
Citigroup, Inc. 155,274 9,522,954
First Horizon Corp. 461,523 6,885,923
JPMorgan Chase & Co. 134,736 25,834,281
US Bancorp 128,829 5,234,322
54,252,568
Beverages 0 .5%
PepsiCo, Inc. 16,591 2,918,523
Biotechnology 0 .4%
Amgen, Inc. 8,899 2,437,792
Building Products 1 .9%
Johnson Controls International
plc 175,047 11,390,308
Capital Markets 4 .8%
CME Group, Inc. 35,351 7,410,984
Goldman Sachs Group, Inc.
(The) 35,095 14,975,387
LPL Financial Holdings, Inc. 22,549 6,068,612
28,454,983
Chemicals 0 .5%
CF Industries Holdings, Inc. 34,806 2,748,630
Commercial Services & Supplies 0 .7%
Veralto Corp. 47,157 4,417,668
Communications Equipment 2 .7%
Cisco Systems, Inc. 333,406 15,663,414
Construction Materials 1 .6%
CRH plc 119,479 9,250,064
Containers & Packaging 0 .8%
International Paper Co. 143,026 4,997,328
Diversified Telecommunication Services 2 .9%
AT&T, Inc. 1,004,638 16,968,336
Electric Utilities 1 .7%
Constellation Energy Corp. 52,479 9,757,945
Electrical Equipment 2 .0%
Eaton Corp. plc 21,593 6,872,188
Hubbell, Inc., Class B 12,845 4,759,330
11,631,518
Electronic Equipment, Instruments & Components 0 .5%
Jabil, Inc. 24,656 2,893,628
Financial Services 3 .9%
Berkshire Hathaway, Inc.,
Class B* 47,635 18,898,234
Voya Financial, Inc. 62,582 4,265,589
23,163,823
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 6 .7%
Alcon, Inc.CHF 48,348 3,750,838
Baxter International, Inc. 79,902 3,225,644
Becton Dickinson & Co. 58,154 13,642,928
Medtronic plc 233,225 18,713,974
39,333,384
Health Care Providers & Services 2 .3%
Laboratory Corp. of America
Holdings 17,420 3,507,865
UnitedHealth Group, Inc. 20,705 10,015,009
13,522,874
Hotels, Restaurants & Leisure 3 .0%
International Game
Technology plc 377,893 7,459,608
Las Vegas Sands Corp. 227,016 10,070,430
17,530,038
Industrial Conglomerates 0 .6%
3M Co. 35,755 3,450,715
Insurance 7 .8%
Allstate Corp. (The) 75,840 12,897,350
American International Group,
Inc. 73,229 5,514,876
Assurant, Inc. 41,728 7,277,363
Globe Life, Inc. 25,371 1,932,509
RenaissanceRe Holdings Ltd. 44,596 9,777,673
Willis Towers Watson plc 33,698 8,462,916
45,862,687
Interactive Media & Services 1 .3%
Alphabet, Inc., Class A* 48,981 7,973,127
IT Services 1 .0%
International Business
Machines Corp. 36,600 6,082,920
Life Sciences Tools & Services 2 .8%
Danaher Corp. 67,846 16,732,180
Media 2 .1%
Interpublic Group of Cos., Inc.
(The) 175,732 5,349,282
Omnicom Group, Inc. 77,839 7,226,573
12,575,855
Metals & Mining 3 .8%
Freeport-McMoRan, Inc. 228,758 11,424,175
Newmont Corp. 273,316 11,107,562
22,531,737
Multi-Utilities 0 .8%
Dominion Energy, Inc. 89,652 4,570,459
Oil, Gas & Consumable Fuels 9 .2%
Chevron Corp.(a) 48,433 7,810,790
ConocoPhillips 110,329 13,859,529
Diamondback Energy, Inc. 21,290 4,282,058
EQT Corp. 226,991 9,100,069
Marathon Petroleum Corp.(a) 13,128 2,385,620
Occidental Petroleum Corp.(a) 101,122 6,688,209
Phillips 66 72,236 10,344,918
54,471,193
Personal Care Products 1 .7%
Kenvue, Inc. 548,798 10,328,378

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Pharmaceuticals 3 .0%
Novartis AG, ADR-CH 42,568 4,134,630
Sanofi SA, ADR 278,987 13,734,530
17,869,160
Semiconductors & Semiconductor Equipment 2 .6%
Applied Materials, Inc. 57,254 11,373,507
Intel Corp. 127,112 3,873,103
15,246,610
Software 1 .0%
Dolby Laboratories, Inc., Class
A 73,879 5,737,443
Textiles, Apparel & Luxury Goods 0 .7%
Levi Strauss & Co., Class A(a) 195,837 4,155,661
Total Common Stocks
(cost $436,971,854) 540,905,751
Purchased Options 0 .1%
Number of
Contracts
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
6/21/2024 at USD 5,250.00,
American Style
Notional Amount: USD
60,931,849
Exchange Traded
*
242 356,950
S&P 500 E-Mini Index
5/17/2024 at USD 5,300.00,
European Style
Notional Amount: USD
30,465,924
Exchange Traded
*
121 17,545
S&P 500 E-Mini Index
7/19/2024 at USD 5,550.00,
European Style
Notional Amount: USD
30,465,925
Exchange Traded
*
121 47,795
Total Purchased Options
(cost $1,111,083) 422,290
Short-Term Investment 3 .7%
Shares
U.S. Treasury Obligation 3.7%
U.S. Treasury Bills, 0.00%,
7/11/2024 22,000,000 21,771,775
Total Short-Term Investment
(cost $21,772,837) 21,771,775
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $660,656,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$673,869.(b)(c) 660,558 660,558
Total Repurchase Agreement
(cost $660,558) 660,558
Total Investments
(cost $460,516,332) — 95.6% 563,760,374
Other assets in excess of liabilities — 4.4% 26,253,676
NET ASSETS — 100.0%
$ 590,014,050
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $13,489,798, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $660,558 and by $13,654,840 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
5/9/2024 – 2/15/2054, a total value of $14,315,398.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $660,558.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
Currency:
CHF Switzerland Franc
USD United States Dollar

34 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 780 6/2024 USD 66,136,200 (1,462,009)
Total long contracts (1,462,009)
Short Contracts
S&P 500 E-Mini Index (247) 6/2024 USD (62,577,450) 1,377,388
Total short contracts 1,377,388
Net contracts (84,621)
As of April 30, 2024, the Fund had $812,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Fund - April 30, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 1 .6%
Boeing Co. (The)* 31,442 5,277,226
General Dynamics Corp. 56,490 16,217,714
RTX Corp. 47,606 4,832,961
26,327,901
Air Freight & Logistics 0 .6%
CH Robinson Worldwide, Inc. 127,137 9,026,727
Banks 3 .1%
JPMorgan Chase & Co. 158,554 30,401,144
Wells Fargo & Co. 319,497 18,952,562
49,353,706
Beverages 0 .8%
Constellation Brands, Inc.,
Class A 26,191 6,638,371
Keurig Dr Pepper, Inc. 114,702 3,865,458
Monster Beverage Corp.* 57,005 3,046,917
13,550,746
Biotechnology 1 .8%
AbbVie, Inc. 89,120 14,494,477
Alnylam Pharmaceuticals, Inc.* 8,675 1,248,766
Amgen, Inc. 3,154 864,007
Biogen, Inc.* 8,605 1,848,526
Gilead Sciences, Inc. 16,653 1,085,776
Moderna, Inc.* 5,275 581,885
Regeneron Pharmaceuticals,
Inc.* 5,061 4,507,630
Vertex Pharmaceuticals, Inc.* 12,531 4,922,302
29,553,369
Broadline Retail 5 .8%
Amazon.com, Inc.* 532,115 93,120,125
Building Products 0 .8%
Builders FirstSource, Inc.* 40,473 7,399,274
Johnson Controls International
plc 31,122 2,025,108
Trane Technologies plc 10,408 3,302,875
12,727,257
Capital Markets 2 .5%
Ares Management Corp.,
Class A 139,285 18,537,441
KKR & Co., Inc. 131,579 12,246,057
S&P Global, Inc. 21,747 9,043,055
39,826,553
Chemicals 1 .9%
Celanese Corp., Class A 52,435 8,054,540
FMC Corp. 79,490 4,690,705
Linde plc 29,146 12,852,220
PPG Industries, Inc. 42,261 5,451,669
31,049,134
Commercial Services & Supplies 0 .7%
Clean Harbors, Inc.* 31,552 5,977,526
Waste Connections, Inc. 34,697 5,624,037
11,601,563
Consumer Finance 1 .0%
American Express Co. 68,957 16,138,007
Consumer Staples Distribution & Retail 0 .3%
Performance Food Group Co.* 66,107 4,487,343
Containers & Packaging 0 .4%
Ball Corp. 41,145 2,862,458
Common Stocks
Shares Value ($)
Containers & Packaging
Crown Holdings, Inc. 35,013 2,873,517
5,735,975
Distributors 0 .4%
Pool Corp. 19,272 6,986,678
Electric Utilities 1 .6%
Constellation Energy Corp. 14,479 2,692,225
Exelon Corp. 126,123 4,739,702
NextEra Energy, Inc. 107,739 7,215,281
PG&E Corp. 616,518 10,548,623
25,195,831
Electrical Equipment 0 .3%
Emerson Electric Co. 39,875 4,297,728
Energy Equipment & Services 0 .3%
Schlumberger NV(a) 86,251 4,095,198
Entertainment 1 .2%
Netflix, Inc.* 24,677 13,588,143
Spotify Technology SA* 19,564 5,486,528
19,074,671
Financial Services 4 .8%
Berkshire Hathaway, Inc.,
Class B* 77,327 30,677,941
Block, Inc., Class A* 143,612 10,483,676
Corpay, Inc.* 29,947 9,048,186
Global Payments, Inc. 70,313 8,632,327
PayPal Holdings, Inc.* 102,537 6,964,313
Visa, Inc., Class A 43,770 11,757,060
77,563,503
Food Products 0 .5%
Lamb Weston Holdings, Inc. 27,121 2,260,264
Mondelez International, Inc.,
Class A 89,421 6,432,947
8,693,211
Gas Utilities 0 .3%
Atmos Energy Corp. 46,700 5,505,930
Ground Transportation 0 .8%
Uber Technologies, Inc.* 181,300 12,014,751
Health Care Equipment & Supplies 2 .6%
Boston Scientific Corp.* 154,972 11,137,838
Dexcom, Inc.* 48,496 6,177,905
Edwards Lifesciences Corp.* 80,731 6,835,494
Intuitive Surgical, Inc.* 24,765 9,178,404
Stryker Corp. 24,395 8,208,918
41,538,559
Health Care Providers & Services 3 .4%
Cencora, Inc. 42,351 10,124,006
Centene Corp.* 63,198 4,617,246
Elevance Health, Inc. 13,800 7,294,404
HCA Healthcare, Inc. 19,340 5,991,919
Humana, Inc. 9,646 2,913,960
Laboratory Corp. of America
Holdings 15,924 3,206,616
Molina Healthcare, Inc.* 14,352 4,909,819
UnitedHealth Group, Inc. 33,314 16,113,982
55,171,952
Health Care REITs 0 .5%
Welltower, Inc. 87,390 8,326,519

36 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .5%
Chipotle Mexican Grill, Inc.,
Class A* 6,436 20,335,186
DoorDash, Inc., Class A* 95,178 12,302,708
Marriott International, Inc.,
Class A 34,887 8,237,867
40,875,761
Household Durables 0 .3%
Lennar Corp., Class A 36,395 5,518,210
Household Products 1 .5%
Church & Dwight Co., Inc. 40,902 4,412,917
Procter & Gamble Co. (The) 117,433 19,165,065
23,577,982
Insurance 2 .8%
American International Group,
Inc. 137,537 10,357,912
Arch Capital Group Ltd.* 85,541 8,001,505
Everest Group Ltd. 31,062 11,381,427
Marsh & McLennan Cos., Inc. 27,924 5,568,883
Progressive Corp. (The) 46,794 9,744,851
45,054,578
Interactive Media & Services 6 .7%
Alphabet, Inc., Class A* 507,624 82,631,035
Meta Platforms, Inc., Class A 57,023 24,529,584
107,160,619
IT Services 0 .5%
MongoDB, Inc., Class A* 23,238 8,486,053
Life Sciences Tools & Services 1 .4%
Agilent Technologies, Inc. 41,813 5,730,054
Danaher Corp. 55,479 13,682,231
Thermo Fisher Scientific, Inc. 5,309 3,019,334
22,431,619
Machinery 1 .2%
Fortive Corp. 125,912 9,477,396
Ingersoll Rand, Inc. 47,123 4,397,518
PACCAR, Inc. 58,153 6,170,615
20,045,529
Media 0 .7%
Omnicom Group, Inc. 116,585 10,823,751
Multi-Utilities 0 .4%
Sempra 96,635 6,921,965
Oil, Gas & Consumable Fuels 5 .0%
EQT Corp. 78,520 3,147,867
Exxon Mobil Corp. 313,003 37,018,865
Marathon Petroleum Corp.(a) 71,128 12,925,380
Shell plc, ADR 282,535 20,246,458
Targa Resources Corp.(a) 57,182 6,522,179
79,860,749
Passenger Airlines 1 .1%
Delta Air Lines, Inc. 349,748 17,511,882
Personal Care Products 0 .8%
Estee Lauder Cos., Inc. (The),
Class A 14,025 2,057,608
Haleon plc, ADR(a) 586,336 5,001,446
Unilever plc, ADR-UK 99,250 5,146,112
12,205,166
Common Stocks
Shares Value ($)
Pharmaceuticals 4 .3%
AstraZeneca plc, ADR-UK 61,266 4,648,864
Eli Lilly & Co. 40,125 31,341,638
GSK plc, ADR(a) 114,051 4,726,273
Merck & Co., Inc. 152,069 19,650,356
Novartis AG, ADR-CH 35,332 3,431,797
Zoetis, Inc., Class A 36,873 5,871,657
69,670,585
Professional Services 0 .8%
Dayforce, Inc.*(a) 111,816 6,862,148
Equifax, Inc. 14,391 3,168,754
Jacobs Solutions, Inc. 22,819 3,275,211
13,306,113
Real Estate Management & Development 0 .7%
CBRE Group, Inc., Class A* 95,596 8,306,337
CoStar Group, Inc.* 31,610 2,893,263
11,199,600
Retail REITs 0 .3%
Simon Property Group, Inc. 31,334 4,403,367
Semiconductors & Semiconductor Equipment 8 .5%
Advanced Micro Devices, Inc.* 176,044 27,881,849
First Solar, Inc.* 15,392 2,713,610
KLA Corp. 20,677 14,252,449
Marvell Technology, Inc. 109,834 7,239,159
Micron Technology, Inc. 120,981 13,666,014
NVIDIA Corp. 61,778 53,377,427
Texas Instruments, Inc. 102,775 18,131,565
137,262,073
Software 12 .8%
Adobe, Inc.* 60,103 27,817,472
Atlassian Corp., Class A* 58,911 10,150,365
HubSpot, Inc.* 17,679 10,693,497
Intuit, Inc. 37,228 23,290,581
Microsoft Corp. 272,481 106,085,028
ServiceNow, Inc.* 24,262 16,821,572
Synopsys, Inc.* 22,074 11,712,244
206,570,759
Specialized REITs 0 .4%
Equinix, Inc. 8,776 6,240,701
Specialty Retail 2 .2%
AutoZone, Inc.* 3,810 11,263,884
TJX Cos., Inc. (The) 261,712 24,624,482
35,888,366
Technology Hardware, Storage & Peripherals 4 .3%
Apple, Inc. 410,701 69,954,701
Tobacco 0 .5%
Philip Morris International, Inc. 76,805 7,291,867
Trading Companies & Distributors 0 .2%
AerCap Holdings NV* 44,744 3,780,421
Wireless Telecommunication Services 1 .2%
T-Mobile US, Inc. 116,063 19,054,063
Total Common Stocks
(cost $1,103,324,303) 1,596,059,417

Nationwide Fund - April 30, 2024 (Unaudited) - Statement of Investments - 37
Exchange Traded Fund 0 .4%
Shares Value ($)
Equity Fund 0.4%
SPDR S&P 500 ETF Trust 13,817 6,935,858
Total Exchange Traded Fund
(cost $6,980,886) 6,935,858
Repurchase Agreements 0 .3%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $2,061,092,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$2,102,313.(b)(c) 2,060,788 2,060,788
Nomura Securities
International, Inc.,
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$1,020,523.(b)(c) 1,000,000 1,000,000
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$1,020,150.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,060,788) 4,060,788
Total Investments
(cost $1,114,365,977) — 99.8% 1,607,056,063
Other assets in excess of liabilities — 0.2% 2,663,790
NET ASSETS — 100.0%
$ 1,609,719,853
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $27,742,870, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,060,788 and by $26,316,140 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/7/2024 – 2/15/2053, a total value of $30,376,928.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $4,060,788.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 98 .2%
Shares Value ($)
Aerospace & Defense 7 .8%
Axon Enterprise, Inc.*(a) 35,629 11,175,392
HEICO Corp., Class A 37,392 6,201,463
17,376,855
Broadline Retail 0 .5%
Etsy, Inc.*(a) 14,697 1,009,243
Building Products 3 .1%
Advanced Drainage Systems,
Inc. 35,590 5,587,630
Fortune Brands Innovations,
Inc. 17,061 1,247,159
6,834,789
Capital Markets 3 .3%
Intercontinental Exchange, Inc. 37,289 4,801,332
Raymond James Financial,
Inc. 20,897 2,549,434
7,350,766
Commercial Services & Supplies 6 .1%
Copart, Inc.* 185,724 10,086,671
Rollins, Inc. 79,988 3,564,265
13,650,936
Construction Materials 1 .1%
Vulcan Materials Co. 9,242 2,381,016
Distributors 2 .6%
Pool Corp. 16,068 5,825,132
Electrical Equipment 0 .3%
Generac Holdings, Inc.* 5,497 747,372
Electronic Equipment, Instruments & Components 7 .9%
Amphenol Corp., Class A 77,725 9,386,848
Cognex Corp. 17,698 735,175
Keysight Technologies, Inc.* 39,137 5,789,928
Trimble, Inc.* 27,321 1,641,172
17,553,123
Financial Services 5 .0%
Fiserv, Inc.* 46,435 7,089,232
Global Payments, Inc. 33,485 4,110,953
11,200,185
Food Products 0 .3%
Freshpet, Inc.*(a) 7,089 751,930
Ground Transportation 1 .4%
Old Dominion Freight Line, Inc. 16,707 3,035,829
Health Care Equipment & Supplies 8 .0%
Align Technology, Inc.* 4,329 1,222,423
Cooper Cos., Inc. (The) 27,409 2,441,045
IDEXX Laboratories, Inc.* 11,373 5,604,159
Shockwave Medical, Inc.* 8,445 2,788,455
STERIS plc 27,762 5,678,995
17,735,077
Health Care Providers & Services 0 .4%
HealthEquity, Inc.* 11,457 904,072
Household Products 2 .3%
Church & Dwight Co., Inc. 48,208 5,201,161
Insurance 2 .0%
Ryan Specialty Holdings, Inc.,
Class A 88,371 4,360,225
Common Stocks
Shares Value ($)
IT Services 4 .5%
EPAM Systems, Inc.* 12,227 2,876,524
Gartner, Inc.* 17,537 7,235,591
10,112,115
Life Sciences Tools & Services 1 .9%
Charles River Laboratories
International, Inc.* 3,370 771,730
Repligen Corp.* 21,290 3,495,818
4,267,548
Machinery 2 .3%
IDEX Corp. 22,850 5,037,511
Professional Services 5 .7%
Broadridge Financial
Solutions, Inc. 25,174 4,868,903
SS&C Technologies Holdings,
Inc. 21,805 1,349,512
Verisk Analytics, Inc., Class A 29,555 6,441,808
12,660,223
Real Estate Management & Development 2 .8%
CoStar Group, Inc.* 68,299 6,251,408
Semiconductors & Semiconductor Equipment 1 .1%
Monolithic Power Systems,
Inc. 3,797 2,541,446
Software 16 .4%
ANSYS, Inc.* 18,704 6,076,556
BlackLine, Inc.*(a) 15,346 890,835
Cadence Design Systems,
Inc.* 16,042 4,421,656
HubSpot, Inc.* 6,703 4,054,444
Intuit, Inc. 13,411 8,390,190
Roper Technologies, Inc. 11,277 5,767,734
Tyler Technologies, Inc.* 14,894 6,874,326
36,475,741
Specialty Retail 7 .7%
Burlington Stores, Inc.* 21,538 3,875,548
O'Reilly Automotive, Inc.* 9,524 9,650,288
Ulta Beauty, Inc.* 9,246 3,743,151
17,268,987
Textiles, Apparel & Luxury Goods 1 .5%
Lululemon Athletica, Inc.* 9,444 3,405,506
Trading Companies & Distributors 2 .2%
Watsco, Inc. 11,053 4,948,649
Total Common Stocks
(cost $86,505,536) 218,886,845
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0
Total Investments
(cost $86,520,856) — 98.2% 218,886,845
Other assets in excess of liabilities — 1.8% 3,991,731
NET ASSETS — 100.0%
$ 222,878,576

Nationwide Geneva Mid Cap Growth Fund - April 30, 2024 (Unaudited) - Statement of Investments - 39
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $1,116,086, which was collateralized
by $1,152,413 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 5.00%, and
maturity dates ranging from 6/11/2024 – 2/15/2053.
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide GQG US Quality Equity Fund
Common Stocks 92.8%
Shares Value ($)
Aerospace & Defense 1.7%
Northrop Grumman Corp. 4,470 2,168,084
Automobiles 0.0%
†
Ford Motor Co. 1,751 21,275
Banks 3.1%
JPMorgan Chase & Co. 20,469 3,924,726
Beverages 5.7%
Coca-Cola Co. (The) 85,479 5,280,038
PepsiCo, Inc. 11,724 2,062,369
7,342,407
Broadline Retail 6.3%
Amazon.com, Inc.* 45,735 8,003,625
Consumer Staples Distribution & Retail 2.3%
Walmart, Inc. 48,903 2,902,393
Electric Utilities 6.4%
American Electric Power Co.,
Inc. 21,842 1,879,067
Duke Energy Corp. 19,499 1,915,972
NextEra Energy, Inc. 34,857 2,334,373
Southern Co. (The) 28,512 2,095,632
8,225,044
Entertainment 1.7%
Netflix, Inc.* 3,935 2,166,768
Financial Services 3.9%
Visa, Inc., Class A(a) 18,588 4,992,923
Ground Transportation 1.0%
Uber Technologies, Inc.* 18,862 1,249,985
Health Care Providers & Services 1.9%
Elevance Health, Inc. 4,428 2,340,552
UnitedHealth Group, Inc. 98 47,403
2,387,955
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. 9,352 2,553,470
Household Durables 1.9%
DR Horton, Inc. 16,601 2,365,476
Household Products 1.6%
Procter & Gamble Co. (The) 12,669 2,067,581
Interactive Media & Services 7.3%
Alphabet, Inc., Class C* 10,525 1,732,836
Meta Platforms, Inc., Class A 17,712 7,619,171
9,352,007
Multi-Utilities 0.3%
CMS Energy Corp. 7,420 449,726
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources
Ltd. 887 67,253
Shell plc, ADR 52,561 3,766,521
3,833,774
Pharmaceuticals 14.7%
Eli Lilly & Co. 12,788 9,988,707
Johnson & Johnson 16,804 2,429,690
Novo Nordisk A/S, ADR-DK 49,758 6,384,449
18,802,846
Semiconductors & Semiconductor Equipment 8.7%
Broadcom, Inc. 3,702 4,813,600
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 7,308 6,314,258
11,127,858
Software 15.9%
AppLovin Corp., Class A* 77,486 5,468,187
Datadog, Inc., Class A* 405 50,828
Microsoft Corp. 22,704 8,839,348
ServiceNow, Inc.* 3,300 2,287,989
Synopsys, Inc.* 6,924 3,673,805
20,320,157
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc.* 79 67,845
Tobacco 3.3%
Philip Morris International, Inc. 43,832 4,161,410
Total Common Stocks
(cost $91,863,081) 118,487,335
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $92,355,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$94,202.(b)(c) 92,341 92,341
Total Repurchase Agreement
(cost $92,341) 92,341
Total Investments
(cost $91,955,422) — 92.9% 118,579,676
Other assets in excess of liabilities — 7.1% 9,052,578
NET ASSETS — 100.0%
$ 127,632,254

Nationwide GQG US Quality Equity Fund - April 30, 2024 (Unaudited) - Statement of Investments - 41
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $4,992,654, which was collateralized
by cash used to purchase repurchase agreements with
a total value of $92,341 and by $5,085,244 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 5/9/2024 – 2/15/2054, a total value of
$5,177,585.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $92,341.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
DK Denmark
The accompanying notes are an integral part of these financial statements.

42 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 96 .9%
Shares Value ($)
Aerospace & Defense 4 .4%
Boeing Co. (The)* 50,482 8,472,899
Air Freight & Logistics 1 .1%
Expeditors International of
Washington, Inc. 18,818 2,094,632
Automobile Components 0 .8%
Mobileye Global, Inc., Class
A*(a) 55,443 1,527,455
Automobiles 5 .1%
Tesla, Inc.* 53,253 9,760,210
Beverages 4 .1%
Boston Beer Co., Inc. (The),
Class A* 5,162 1,437,152
Monster Beverage Corp.* 121,731 6,506,522
7,943,674
Biotechnology 4 .6%
Alnylam Pharmaceuticals, Inc.* 21,493 3,093,917
CRISPR Therapeutics AG*(a) 24,316 1,288,505
Regeneron Pharmaceuticals,
Inc.* 4,973 4,429,252
8,811,674
Broadline Retail 7 .0%
Alibaba Group Holding Ltd.,
ADR-CN 19,507 1,460,099
Amazon.com, Inc.* 69,368 12,139,400
13,599,499
Capital Markets 3 .7%
FactSet Research Systems,
Inc. 5,942 2,477,160
MSCI, Inc., Class A 4,916 2,289,824
SEI Investments Co. 37,086 2,445,822
7,212,806
Entertainment 7 .8%
Netflix, Inc.* 17,023 9,373,545
Walt Disney Co. (The) 50,996 5,665,655
15,039,200
Financial Services 6 .1%
Block, Inc., Class A* 28,593 2,087,289
PayPal Holdings, Inc.* 26,702 1,813,600
Visa, Inc., Class A(a) 29,125 7,823,266
11,724,155
Health Care Equipment & Supplies 1 .1%
Intuitive Surgical, Inc.* 5,593 2,072,878
Health Care Technology 2 .8%
Doximity, Inc., Class A*(a) 90,611 2,200,941
Veeva Systems, Inc., Class A* 16,194 3,215,481
5,416,422
Hotels, Restaurants & Leisure 3 .1%
Starbucks Corp. 31,784 2,812,566
Yum China Holdings, Inc. 40,048 1,462,152
Yum! Brands, Inc. 12,638 1,785,118
6,059,836
Interactive Media & Services 12 .6%
Alphabet, Inc., Class A* 50,760 8,262,713
Alphabet, Inc., Class C* 16,188 2,665,192
Meta Platforms, Inc., Class A 31,097 13,376,997
24,304,902
Common Stocks
Shares Value ($)
IT Services 1 .4%
Shopify, Inc., Class A* 39,168 2,749,594
Life Sciences Tools & Services 1 .0%
Illumina, Inc.* 16,078 1,978,398
Machinery 0 .6%
Deere & Co. 3,091 1,209,848
Pharmaceuticals 3 .5%
Novartis AG, ADR-CH 15,047 1,461,515
Novo Nordisk A/S, ADR-DK 30,611 3,927,697
Roche Holding AG, ADR 45,484 1,356,333
6,745,545
Semiconductors & Semiconductor Equipment 11 .8%
ARM Holdings plc, ADR* 38,600 3,906,706
NVIDIA Corp. 17,477 15,100,477
QUALCOMM, Inc. 22,708 3,766,122
22,773,305
Software 13 .8%
Autodesk, Inc.* 23,315 4,962,598
Microsoft Corp. 15,535 6,048,241
Oracle Corp. 67,464 7,674,030
Salesforce, Inc. 15,987 4,299,544
Workday, Inc., Class A* 15,002 3,671,439
26,655,852
Textiles, Apparel & Luxury Goods 0 .5%
Under Armour, Inc., Class A* 149,312 1,004,870
Total Common Stocks
(cost $98,931,452) 187,157,654
Repurchase Agreements 1 .0%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,001,933,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$1,021,971.(b)(c) 1,001,785 1,001,785

Nationwide Loomis All Cap Growth Fund - April 30, 2024 (Unaudited) - Statement of Investments - 43
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$1,020,150.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,001,785) 2,001,785
Total Investments
(cost $100,933,237) — 97.9% 189,159,439
Other assets in excess of liabilities — 2.1% 4,134,874
NET ASSETS — 100.0%
$ 193,294,313
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $10,793,750, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,001,785 and by $9,181,858 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
5/9/2024 – 2/15/2054, a total value of $11,183,643.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $2,001,785.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 97 .6%
Shares Value ($)
Biotechnology 5 .4%
Ironwood Pharmaceuticals,
Inc., Class A* 135,336 1,048,854
Vericel Corp.* 121,813 5,587,562
6,636,416
Electrical Equipment 0 .9%
Vicor Corp.* 33,982 1,100,337
Electronic Equipment, Instruments & Components 3 .6%
Cognex Corp. 106,802 4,436,555
Health Care Equipment & Supplies 11 .1%
Glaukos Corp.* 55,156 5,294,976
Inari Medical, Inc.*(a) 11,438 427,095
Inogen, Inc.* 73,923 502,676
Inspire Medical Systems,
Inc.*(a) 9,010 2,177,357
Neogen Corp.*(a) 51,314 632,702
OrthoPediatrics Corp.* 79,694 2,361,333
Shockwave Medical, Inc.* 1,496 493,964
Tandem Diabetes Care, Inc.* 41,134 1,509,207
UFP Technologies, Inc.* 1,427 293,876
13,693,186
Health Care Technology 4 .3%
Veeva Systems, Inc., Class A* 26,974 5,355,958
Life Sciences Tools & Services 13 .5%
10X Genomics, Inc., Class
A*(a) 77,251 2,261,909
Bio-Techne Corp. 67,745 4,282,162
CryoPort, Inc.*(a) 179,279 2,902,527
Cytek Biosciences, Inc.* 321,983 1,935,118
Repligen Corp.* 32,810 5,387,402
16,769,118
Machinery 4 .1%
Energy Recovery, Inc.* 79,057 1,177,949
Helios Technologies, Inc.(a) 87,611 3,951,256
5,129,205
Professional Services 3 .6%
Paycom Software, Inc. 23,755 4,465,465
Software 49 .0%
Agilysys, Inc.* 15,220 1,264,021
Alarm.com Holdings, Inc.* 83,365 5,543,772
ANSYS, Inc.* 15,135 4,917,059
Appfolio, Inc., Class A* 24,757 5,614,392
Clearwater Analytics Holdings,
Inc., Class A* 78,970 1,246,147
Datadog, Inc., Class A* 45,971 5,769,361
DoubleVerify Holdings, Inc.* 46,840 1,372,412
Enfusion, Inc., Class A*(a) 305,863 2,847,585
Guidewire Software, Inc.*(a) 52,572 5,803,949
Manhattan Associates, Inc.* 25,020 5,155,621
nCino, Inc.* 85,162 2,483,324
Olo, Inc., Class A* 378,003 1,814,414
PROS Holdings, Inc.*(a) 22,261 729,048
Common Stocks
Shares Value ($)
Software
Q2 Holdings, Inc.* 71,016 3,649,512
Smartsheet, Inc., Class A* 122,628 4,639,017
Tyler Technologies, Inc.* 12,017 5,546,446
Workiva, Inc., Class A* 28,691 2,260,851
60,656,931
Trading Companies & Distributors 2 .1%
Xometry, Inc., Class A*(a) 148,690 2,657,090
Total Common Stocks
(cost $96,584,825) 120,900,261
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 0 .9%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,082,454,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$1,104,103.(b)(c) 1,082,294 1,082,294
Total Repurchase Agreement
(cost $1,082,294) 1,082,294
Total Investments
(cost $97,684,568) — 98.5% 121,982,555
Other assets in excess of liabilities — 1.5% 1,884,376
NET ASSETS — 100.0%
$ 123,866,931
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April
30, 2024 was $8,096,606, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,082,294 and by $7,885,174 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/7/2024 – 11/15/2052, a total value of $8,967,468.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $1,082,294.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

Nationwide WCM Focused Small Cap Fund - April 30, 2024 (Unaudited) - Statement of Investments - 45
Common Stocks 96 .6%
Shares Value ($)
Automobile Components 3 .1%
Dorman Products, Inc.* 82,000 7,170,900
Broadline Retail 1 .8%
Ollie's Bargain Outlet
Holdings, Inc.* 58,600 4,286,004
Building Products 10 .6%
American Woodmark Corp.* 54,900 5,055,192
AZEK Co., Inc. (The), Class A* 145,100 6,622,364
CSW Industrials, Inc. 23,000 5,465,260
Hayward Holdings, Inc.* 556,400 7,555,912
24,698,728
Capital Markets 3 .2%
Virtus Investment Partners,
Inc. 33,500 7,347,220
Chemicals 8 .1%
Ashland, Inc. 77,600 7,397,608
Element Solutions, Inc. 497,700 11,511,801
18,909,409
Commercial Services & Supplies 3 .3%
SP Plus Corp.*(a) 50,800 2,593,848
UniFirst Corp. 32,000 5,124,160
7,718,008
Construction & Engineering 5 .3%
API Group Corp.* 320,300 12,353,971
Consumer Staples Distribution & Retail 2 .6%
Grocery Outlet Holding Corp.* 230,900 5,996,473
Electronic Equipment, Instruments & Components 4 .7%
ePlus, Inc.* 142,400 10,947,712
Food Products 2 .4%
Lancaster Colony Corp. 29,700 5,667,057
Ground Transportation 3 .1%
Landstar System, Inc.(a) 42,000 7,325,220
Health Care Equipment & Supplies 2 .9%
ICU Medical, Inc.* 70,100 6,864,192
Health Care Providers & Services 14 .4%
Addus HomeCare Corp.*(a) 140,000 13,461,000
AMN Healthcare Services,
Inc.* 150,700 9,038,986
DocGo, Inc.*(a) 799,300 2,701,634
Ensign Group, Inc. (The) 72,000 8,521,920
33,723,540
Hotels, Restaurants & Leisure 2 .6%
Wyndham Hotels & Resorts,
Inc. 81,500 5,991,065
Insurance 4 .3%
Enstar Group Ltd.* 34,900 10,133,913
Common Stocks
Shares Value ($)
Machinery 4 .0%
Hillman Solutions Corp.* 971,400 9,286,584
Personal Care Products 2 .6%
Inter Parfums, Inc. 52,400 6,098,312
Professional Services 5 .6%
Verra Mobility Corp., Class A* 554,800 13,082,184
Real Estate Management & Development 3 .1%
Cushman & Wakefield plc* 751,400 7,251,010
Software 2 .5%
MeridianLink, Inc.* 345,400 5,761,272
Specialty Retail 3 .0%
America's Car-Mart, Inc.*(a) 68,300 3,909,492
Boot Barn Holdings, Inc.*(a) 29,900 3,183,453
7,092,945
Trading Companies & Distributors 3 .4%
Beacon Roofing Supply, Inc.* 81,100 7,990,783
Total Common Stocks
(cost $186,345,385) 225,696,502
Repurchase Agreement 0 .2%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $457,500,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$466,650.(b)(c) 457,433 457,433
Total Repurchase Agreement
(cost $457,433) 457,433
Total Investments
(cost $186,802,818) — 96.8% 226,153,935
Other assets in excess of liabilities — 3.2% 7,403,044
NET ASSETS — 100.0%
$ 233,556,979
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $3,491,099, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$457,433 and by $3,136,149 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from 5/9/2024 –
2/15/2054, a total value of $3,593,582.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $457,433.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

46 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Assets:
Investment securities, at value
*
$ 98,700,616
Repurchase agreements, at value 3,750,607
Cash 503,927
Deposits with broker for futures contracts —
Interest and dividends receivable 34,404
Security lending income receivable 1,694
Receivable for investments sold 1,208,990
Receivable for capital shares issued 393,910
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 40,433
Total Assets 104,634,581
Liabilities:
Payable for investments purchased 1,250,255
Payable for capital shares redeemed 30,002
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 3,750,607
Accrued expenses and other payables:
Investment advisory fees 61,751
Fund administration fees 23,998
Distribution fees 184
Administrative servicing fees 464
Accounting and transfer agent fees 1,345
Trustee fees 289
Custodian fees 1,310
Compliance program costs (Note 3) 32
Professional fees 9,577
Printing fees 4,668
Other 7
Total Liabilities 5,134,489
Net Assets $ 99,500,092
* Includes value of securities on loan (Note 2) 7,916,701
Cost of investment securities 81,911,994
Cost of repurchase agreements 3,750,607
Represented by:
Capital $ 72,474,805
Total distributable earnings (loss) 27,025,287
Net Assets $ 99,500,092

Equity Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 47
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 174,497,850 $ 1,224,063,044 $ 563,099,816 $ 1,602,995,275 $ 218,886,845
— 2,995,884 660,558 4,060,788 —
928,544 50,474,465 27,622,400 5,652,076 4,250,989
— 2,128,633 2,198,254 — —
2,725 891,626 479,435 703,987 15,049
470 5,197 2,078 6,135 683
— — 225,327 4,570,295 —
218,583 121,808 20,414 2,040,184 264,664
— — — 38,223 —
— — 9,946 — —
— 28,494 18,910 — —
45,741 61,231 48,966 56,774 30,840
175,693,913 1,280,770,382 594,386,104 1,620,123,737 223,449,070
— 2,167,872 3,136,408 4,876,039 —
171,274 590,114 95,069 491,205 77,485
— 103,636 — — —
— 2,995,884 660,558 4,060,788 —
110,770 478,655 294,843 647,470 121,113
26,177 63,614 41,589 69,063 28,974
1,745 14,466 48,951 39,421 17,096
2,367 280,404 406 104,091 47,976
1,622 41,620 29,112 20,060 5,108
403 3,336 1,527 4,844 635
1,397 14,851 7,437 12,658 1,023
50 401 193 496 74
9,537 11,486 23,425 9,269 10,070
5,402 67,631 31,520 64,257 246,006
9 13,472 1,016 4,223 14,934
330,753 6,847,442 4,372,054 10,403,884 570,494
$ 175,363,160 $ 1,273,922,940 $ 590,014,050 $ 1,609,719,853 $ 222,878,576
5,474,697 134,388,666 13,489,798 27,742,870 1,116,086
56,967,078 670,993,203 459,855,774 1,110,305,189 86,520,856
— 2,995,884 660,558 4,060,788 —
$ 46,314,285 $ 709,140,769 $ 440,677,771 $ 1,047,938,047 $ 79,250,150
129,048,875 564,782,171 149,336,279 561,781,806 143,628,426
$ 175,363,160 $ 1,273,922,940 $ 590,014,050 $ 1,609,719,853 $ 222,878,576

48 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Net Assets:
Class A Shares $ 894,954
Class K Shares —
Class M Shares 98,512,358
Class R Shares —
Class R6 Shares 12,565
Eagle Class Shares —
Institutional Service Class Shares 80,215
Total $ 99,500,092
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 58,494
Class K Shares —
Class M Shares 6,386,034
Class R Shares —
Class R6 Shares 814
Eagle Class Shares —
Institutional Service Class Shares 5,188
Total 6,450,530
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 15.30(a)
Class K Shares $ —
Class M Shares $ 15.43
Class R Shares $ —
Class R6 Shares $ 15.44
Eagle Class Shares $ —
Institutional Service Class Shares $ 15.46
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 16.23
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 49
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 8,259,833 $ 67,099,703 $ 1,595,445 $ 188,878,507 $ 81,403,161
— — 583,997,592 — —
156,808,425 — — — —
— 1,199,050 — 44,256 —
4,550,757 237,401,858 2,810,823 345,083,810 30,180,982
— 890,177,220 7,877 — —
5,744,145 78,045,109 1,602,313 1,075,713,280 111,294,433
$ 175,363,160 $ 1,273,922,940 $ 590,014,050 $ 1,609,719,853 $ 222,878,576
314,181 5,085,627 45,328 6,101,993 6,682,673
— — 16,589,911 — —
5,309,251 — — — —
— 95,781 — 1,495 —
154,800 16,330,818 79,904 11,496,633 2,036,573
— 60,616,251 224 — —
196,344 5,319,326 45,547 35,837,344 7,841,346
5,974,576 87,447,803 16,760,914 53,437,465 16,560,592
$ 26.29(a) $ 13.19(a) $ 35.20(a) $ 30.95(a) $ 12 .18(a)
$ — $ — $ 35.20 $ — $ —
$ 29.53 $ — $ — $ — $ —
$ — $ 12.52 $ — $ 29.60 $ —
$ 29.40 $ 14.54 $ 35.18 $ 30.02 $ 14.82
$ — $ 14.69 $ 35.17 $ — $ —
$ 29.26 $ 14.67 $ 35.18 $ 30.02 $ 14.19
$ 27.89 $ 13.99 $ 37.35 $ 32.84 $ 12.92
5.75% 5.75% 5.75% 5 .75% 5.75%

50 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Assets:
Investment securities, at value
*
$ 118,487,335
Repurchase agreements, at value 92,341
Cash 5,133,698
Interest and dividends receivable 25,209
Security lending income receivable 631
Receivable for investments sold 6,886,200
Receivable for capital shares issued 277,693
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 9,450
Prepaid expenses 50,392
Total Assets 130,962,949
Liabilities:
Payable for investments purchased 3,132,931
Payable for capital shares redeemed 2,830
Payable upon return of securities loaned (Note 2) 92,341
Accrued expenses and other payables:
Investment advisory fees 45,952
Fund administration fees 28,616
Distribution fees 6,065
Administrative servicing fees 2,913
Accounting and transfer agent fees 2,823
Trustee fees 183
Custodian fees 1,183
Compliance program costs (Note 3) 28
Professional fees 10,210
Printing fees 4,287
Other 333
Total Liabilities 3,330,695
Net Assets $ 127,632,254
* Includes value of securities on loan (Note 2) 4,992,654
Cost of investment securities 91,863,081
Cost of repurchase agreements 92,341
Represented by:
Capital $ 87,802,376
Total distributable earnings (loss) 39,829,878
Net Assets $ 127,632,254

Equity Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 51
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 187,157,654 $ 120,900,261 $ 225,696,502
2,001,785 1,082,294 457,433
6,142,393 2,830,819 7,742,890
74,265 12,194 114,779
2,267 1,260 384
— 391,529 —
77,217 12,621 233,171
12,275 — —
14,647 2,749 11,446
21,431 25,421 36,020
195,503,934 125,259,148 234,292,625
— 109,616 —
1,230 51 51,171
2,001,785 1,082,294 457,433
130,956 87,826 148,386
27,216 30,310 28,355
1,471 439 3,258
13,267 37,246 14,050
853 845 2,113
555 431 517
2,416 4,593 3,865
71 44 70
10,638 8,552 8,407
15,203 26,928 17,396
3,960 3,042 625
2,209,621 1,392,217 735,646
$ 193,294,313 $ 123,866,931 $ 233,556,979
10,793,750 8,096,606 3,491,099
98,931,452 96,602,274 186,345,385
2,001,785 1,082,294 457,433
$ 98,072,634 $ 100,256,752 $ 190,279,945
95,221,679 23,610,179 43,277,034
$ 193,294,313 $ 123,866,931 $ 233,556,979

52 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Net Assets:
Class A Shares $ 30,060,650
Class R6 Shares 79,650,381
Eagle Class Shares 16,817,361
Institutional Service Class Shares 1,103,862
Total $ 127,632,254
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,942,481
Class R6 Shares 5,139,923
Eagle Class Shares 1,085,345
Institutional Service Class Shares 71,275
Total 8,239,024
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 15.48(a)
Class R6 Shares $ 15.50
Eagle Class Shares $ 15.49
Institutional Service Class Shares $ 15.49
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 16.42
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 53
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 6,905,503 $ 2,097,858 $ 15,473,747
140,053,696 — 142,387,760
42,457,758 — —
3,877,356 121,769,073 75,695,472
$ 193,294,313 $ 123,866,931 $ 233,556,979
432,682 176,796 540,751
8,500,102 — 4,622,943
2,589,333 — —
236,097 9,944,750 2,483,909
11,758,214 10,121,546 7,647,603
$ 15.96(a) $ 11.87(a) $ 28.62(a)
$ 16.48 $ — $ 30.80
$ 16.40 $ — $ —
$ 16.42 $ 12.24 $ 30.47
$ 16.93 $ 12.59 $ 30.37
5.75% 5.75% 5.75%

54 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,254,460
Interest income 15,952
Income from securities lending (Note 2) 9,906
Foreign tax withholding (5,018)
Total Income 1,275,300
EXPENSES:
Investment advisory fees 363,872
Fund administration fees 36,936
Distribution fees Class A 1,003
Distribution fees Class C(a) 451
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 401
Administrative servicing fees Class C(a) 5
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class 6
Registration and filing fees 27,307
Professional fees 14,041
Printing fees 2,703
Trustee fees 1,752
Custodian fees 1,244
Accounting and transfer agent fees 3,377
Compliance program costs (Note 3) 209
Other 2,301
Total expenses before fees waived and expenses reimbursed 455,608
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 455,608
NET INVESTMENT INCOME/(LOSS) 819,692
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 10,753,076
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 10,753,076
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 5,235,205
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 5,235,205
Net realized/unrealized gains (losses) 15,988,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 16,807,973
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 55
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 351,496 $ 8,537,510 $ 6,342,283 $ 8,508,565 $ 475,584
16,860 3,786,792 1,435,985 262,004 104,514
5,607 34,683 13,984 28,708 5,185
(11,325) (2,130) — (32,747) —
362,638 12,356,855 7,792,252 8,766,530 585,283
627,592 2,808,023 1,734,344 4,039,085 721,212
45,587 183,011 97,854 212,952 52,660
9,385 76,485 1,788 225,001 101,609
1,981 23,455 — 864 10,488
— — 286,466 — —
— 2,535 — 101 —
2,628 27,102 176 72,014 40,651
79 1,408 — 96 839
— 913 — 29 —
— 43,570 — — —
3,336 71,698 491 413,627 55,635
33,277 43,626 40,763 40,527 29,893
14,428 30,121 10,579 31,518 15,195
3,735 51,407 21,474 22,685 —
2,956 22,467 10,517 26,688 4,046
2,416 16,957 7,712 18,453 1,272
8,361 122,782 93,270 41,471 14,600
354 2,664 1,237 3,263 480
3,393 9,144 9,194 17,146 906
759,508 3,537,368 2,315,865 5,165,520 1,049,486
— — — (344,499) —
— (166,315) (117,749) — —
759,508 3,371,053 2,198,116 4,821,021 1,049,486
(396,870) 8,985,802 5,594,136 3,945,509 (464,203)
12,640,622 31,600,505 46,930,496 84,448,779 13,022,101
— 510,151 (6,950,330) — —
— — 41 (423) —
12,640,622 32,110,656 39,980,207 84,448,356 13,022,101
33,342,539 177,850,880 26,253,713 200,690,294 28,684,228
— 10,229,382 7,237,847 — —
33,342,539 188,080,262 33,491,560 200,690,294 28,684,228
45,983,161 220,190,918 73,471,767 285,138,650 41,706,329
$ 45,586,291 $ 229,176,720 $ 79,065,903 $ 289,084,159 $ 41,242,126

56 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
INVESTMENT INCOME:
Dividend income $ 390,810
Interest income 56,112
Income from securities lending (Note 2) 8,581
Foreign tax withholding (22,175)
Total Income 433,328
EXPENSES:
Investment advisory fees 243,467
Fund administration fees 35,532
Distribution fees Class A 30,827
Distribution fees Class C(a) —
Administrative servicing fees Class A 6,165
Administrative servicing fees Class C(a) —
Administrative servicing fees Eagle Class 904
Administrative servicing fees Institutional Service Class 601
Registration and filing fees 33,241
Professional fees 12,981
Printing fees 3,078
Trustee fees 1,912
Custodian fees 1,760
Accounting and transfer agent fees 7,775
Compliance program costs (Note 3) 226
Other 605
Total expenses before fees waived and expenses reimbursed 379,074
Administrative servicing fees waived - Class A (Note 3) (2,466)
Expenses reimbursed by adviser (Note 3) (75,040)
Net Expenses 301,568
NET INVESTMENT INCOME/(LOSS) 131,760
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 14,722,728
Net realized gains (losses) 14,722,728
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 11,517,692
Net change in unrealized appreciation/depreciation 11,517,692
Net realized/unrealized gains (losses) 26,240,420
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 26,372,180
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 57
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 484,195 $ 65,148 $ 562,216
109,588 99,736 318,198
23,677 8,951 5,553
(25,327) — —
592,133 173,835 885,967
763,274 555,899 833,998
48,688 41,310 52,727
8,476 2,690 17,667
— — 6,805
6,939 1,506 7,773
— — 817
22,050 — —
1,280 149,767 30,164
29,425 18,846 27,390
13,834 14,834 15,856
3,816 — 13,346
3,505 2,447 3,990
3,296 54 2,044
3,038 2,353 6,678
419 291 475
1,128 591 2,690
909,168 790,588 1,022,420
— — —
(87,232) (14,386) (68,688)
821,936 776,202 953,732
(229,803) (602,367) (67,765)
10,933,833 4,600,893 6,884,525
10,933,833 4,600,893 6,884,525
27,288,167 13,355,293 25,694,971
27,288,167 13,355,293 25,694,971
38,222,000 17,956,186 32,579,496
$ 37,992,197 $ 17,353,819 $ 32,511,731

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income/(loss) $ 819,692 $ 1,121,989
Net realized gains 10,753,076 1,148,572
Net change in unrealized appreciation/depreciation 5,235,205 (9,202,816)
Change in net assets resulting from operations 16,807,973 (6,932,255)
Distributions to Shareholders From:
Distributable earnings:
Class A (16,131) (22,433)
Class C(a) (3,659) (4,581)
Class M (2,095,807) (3,062,802)
Class R — —
Class R6 (264) (341)
Eagle Class — —
Institutional Service Class (1,674) (4,520)
Change in net assets from shareholder distributions (2,117,535) (3,094,677)
Change in net assets from capital transactions 738,610 (1,379,262)
Change in net assets 15,429,048 (11,406,194)
Net Assets:
Beginning of period 84,071,044 95,477,238
End of period $ 99,500,092 $ 84,071,044

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 59
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ (396,870) $ (419,598) $ 8,985,802 $ 17,054,391
12,640,622 10,008,191 32,110,656 24,395,484
33,342,539 23,815,660 188,080,262 44,182,110
45,586,291 33,404,253 229,176,720 85,631,985
(481,362) (405,416) (386,202) (687,903)
(64,864) (107,354) (61,651) (155,983)
(9,062,079) (10,295,392) — —
— — (4,606) (10,530)
(220,611) (210,535) (1,659,983) (3,043,858)
— — (6,285,591) (11,834,741)
(253,324) (196,545) (506,195) (1,149,532)
(10,082,240) (11,215,242) (8,904,228) (16,882,547)
4,990,411 257,750 (41,029,577) (87,268,330)
40,494,462 22,446,761 179,242,915 (18,518,892)
134,868,698 112,421,937 1,094,680,025 1,113,198,917
$ 175,363,160 $ 134,868,698 $ 1,273,922,940 $ 1,094,680,025

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 276,003 $ 231,143
Proceeds from shares issued from class conversion (Note 1)(a) — 3,760
Dividends reinvested 15,683 21,694
Cost of shares redeemed (280,833) (228,286)
Total Class A Shares 10,853 28,311
Class C Shares
Proceeds from shares issued — —
Dividends reinvested 3,659 4,581
Cost of shares redeemed in class conversion (Note 1)(a) — (3,760)
Cost of shares redeemed (165,573) (11,779)
Total Class C Shares (161,914) (10,958)
Class M Shares
Proceeds from shares issued 2,406,893 4,245,086
Dividends reinvested 2,073,627 3,030,562
Cost of shares redeemed (3,592,647) (8,609,226)
Total Class M Shares 887,873 (1,333,578)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued — 1,620
Dividends reinvested 264 341
Cost of shares redeemed — (350)
Total Class R6 Shares 264 1,611
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 8,600 87,000
Dividends reinvested 1,674 4,520
Cost of shares redeemed (8,740) (156,168)
Total Institutional Service Class Shares 1,534 (64,648)
Change in net assets from capital transactions $ 738,610 $ (1,379,262)

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 61
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 2,850,263 $ 1,551,924 $ 10,971,249 $ 5,161,334
4,931 31,155 6,120 68,197
466,725 388,635 370,509 659,726
(1,551,492) (1,292,367) (4,567,173) (8,308,399)
1,770,427 679,347 6,780,705 (2,419,142)
76,475 144,720 188,364 1,096,083
64,864 105,985 60,451 153,708
(4,931) (31,155) (6,120) (68,197)
(917,424) (895,788) (9,433,268) (2,147,292)
(781,016) (676,238) (9,190,573) (965,698)
2,646,613 4,066,197 — —
8,845,512 10,047,658 — —
(9,837,624) (15,201,228) — —
1,654,501 (1,087,373) — —
— — 244,583 165,421
— — 4,606 10,530
— — (223,235) (357,781)
— — 25,954 (181,830)
1,262,092 1,439,753 15,269,036 4,564,430
220,611 210,535 1,644,218 3,008,239
(598,610) (1,189,488) (14,312,312) (18,158,356)
884,093 460,800 2,600,942 (10,585,687)
— — 3,913,930 2,453,395
— — 6,072,096 11,420,903
— — (40,210,166) (61,053,749)
— — (30,224,140) (47,179,451)
2,444,724 1,240,757 9,559,660 17,362,208
253,324 196,545 504,727 1,146,559
(1,235,642) (556,088) (21,086,852) (44,445,289)
1,462,406 881,214 (11,022,465) (25,936,522)
$ 4,990,411 $ 257,750 $ (41,029,577) $ (87,268,330)

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide Bailard Cognitive Value Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 18,008 17,060
Issued in class conversion (Note 1)(a) — 249
Reinvested 1,029 1,564
Redeemed (18,761) (16,570)
Total Class A Shares 276 2,303
Class C Shares
Issued — —
Reinvested 272 372
Redeemed in class conversion (Note 1)(a) — (280)
Redeemed (12,445) (909)
Total Class C Shares (12,173) (817)
Class M Shares
Issued 158,294 307,622
Reinvested 135,185 217,086
Redeemed (236,215) (617,232)
Total Class M Shares 57,264 (92,524)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued — 110
Reinvested 17 24
Redeemed — (26)
Total Class R6 Shares 17 108
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 539 5,701
Reinvested 109 323
Redeemed (539) (11,060)
Total Institutional Service Class Shares 109 (5,036)
Total change in shares 45,493 (95,966)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 63
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
111,633 77,305 835,117 459,397
213 1,413 503 5,981
19,971 24,079 29,346 60,362
(60,074) (64,691) (352,179) (747,562)
71,743 38,106 512,787 (221,822)
4,132 10,505 27,776 177,312
3,700 8,499 8,799 25,036
(285) (1,834) (902) (10,634)
(46,088) (56,286) (1,292,802) (346,718)
(38,541) (39,116) (1,257,129) (155,004)
93,130 189,955 — —
337,357 560,695 — —
(361,621) (756,239) — —
68,866 (5,589) — —
— — 19,628 15,708
— — 387 1,017
— — (19,187) (35,402)
— — 828 (18,677)
44,096 67,430 1,096,547 383,265
8,453 11,801 117,901 249,952
(23,169) (58,839) (998,812) (1,518,072)
29,380 20,392 215,636 (884,855)
— — 287,602 200,505
— — 431,488 940,228
— — (2,852,928) (4,966,322)
— — (2,133,838) (3,825,589)
86,473 54,308 676,951 1,435,319
9,747 11,054 36,026 95,100
(42,088) (27,685) (1,487,290) (3,678,523)
54,132 37,677 (774,313) (2,148,104)
185,580 51,470 (3,436,029) (7,254,051)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income/(loss) $ 5,594,136 $ 9,926,395
Net realized gains 39,980,207 18,108,022
Net change in unrealized appreciation/depreciation 33,491,560 (16,105,674)
Change in net assets resulting from operations 79,065,903 11,928,743
Distributions to Shareholders From:
Distributable earnings:
Class A (42,846) (101,599)
Class C(a) — —
Class K (17,964,430) (58,639,449)
Class R — —
Class R6 (49,921) (28,478)
Eagle Class (238) (11,210)
Institutional Service Class (39,989) (91,708)
Change in net assets from shareholder distributions (18,097,424) (58,872,444)
Change in net assets from capital transactions (8,075,882) 13,208,097
Change in net assets 52,892,597 (33,735,604)
Net Assets:
Beginning of period 537,121,453 570,857,057
End of period $ 590,014,050 $ 537,121,453

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 65
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 3,945,509 $ 8,515,112 $ (464,203) $ (791,032)
84,448,356 37,457,008 13,022,101 30,566,531
200,690,294 58,075,434 28,684,228 (20,501,574)
289,084,159 104,047,554 41,242,126 9,273,925
(4,762,374) (5,682,675) (11,581,563) (21,236,164)
(9,193) (14,435) (1,638,050) (2,745,996)
— — — —
(1,056) (918) — —
(9,749,703) (1,531,153) (3,164,591) (5,223,701)
— — — —
(29,379,978) (34,126,946) (14,094,161) (26,155,273)
(43,902,304) (41,356,127) (30,478,365) (55,361,134)
265,247,378 (2,720,909) 15,725,113 2,358,827
510,429,233 59,970,518 26,488,874 (43,728,382)
1,099,290,620 1,039,320,102 196,389,702 240,118,084
$ 1,609,719,853 $ 1,099,290,620 $ 222,878,576 $ 196,389,702

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 239,043 $ 1,018,754
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 42,575 99,236
Cost of shares redeemed (115,958) (681,926)
Total Class A Shares 165,660 436,064
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 1,856,752 2,847,603
Dividends reinvested 17,421,088 56,879,844
Cost of shares redeemed (29,066,114) (48,897,674)
Total Class K Shares (9,788,274) 10,829,773
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 1,572,715 3,434,275
Dividends reinvested 49,921 28,478
Cost of shares redeemed (471,639) (2,014,867)
Total Class R6 Shares 1,150,997 1,447,886
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 238 11,210
Cost of shares redeemed — (108,555)
Total Eagle Class Shares 238 (97,345)
Institutional Service Class Shares
Proceeds from shares issued 481,347 1,174,074
Dividends reinvested 39,989 65,968
Cost of shares redeemed (125,839) (648,323)
Total Institutional Service Class Shares 395,497 591,719
Change in net assets from capital transactions $ (8,075,882) $ 13,208,097

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 67
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 8,502,686 $ 2,868,638 $ 5,931,453 $ 4,591,055
1,453 4,301 1,522 6,702
4,718,822 5,628,057 11,442,687 20,800,364
(12,596,619) (19,136,709) (10,543,280) (19,522,156)
626,342 (10,635,713) 6,832,382 5,875,965
3,907 9,745 19,024 372,991
9,193 13,279 1,631,935 2,730,293
(1,453) (4,301) (1,522) (6,702)
(364,726) (125,790) (4,308,647) (2,786,437)
(353,079) (107,067) (2,659,210) 310,145
— — — —
— — — —
— — — —
— — — —
3,018 6,201 — —
1,056 918 — —
— — — —
4,074 7,119 — —
315,187,029 8,266,237 7,551,998 4,631,186
9,749,703 1,531,153 3,163,793 5,158,741
(37,175,992) (33,139,681) (4,034,687) (10,941,197)
287,760,740 (23,342,291) 6,681,104 (1,151,270)
— — — —
— — — —
— — — —
— — — —
33,515,061 151,981,823 9,955,706 25,328,038
28,850,360 33,431,829 13,825,860 25,722,165
(85,156,120) (154,056,609) (18,910,729) (53,726,216)
(22,790,699) 31,357,043 4,870,837 (2,676,013)
$ 265,247,378 $ (2,720,909) $ 15,725,113 $ 2,358,827

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 6,899 31,529
Issued in class conversion (Note 1)(a) — —
Reinvested 1,285 3,085
Redeemed (3,442) (21,365)
Total Class A Shares 4,742 13,249
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 54,215 86,306
Reinvested 525,272 1,768,000
Redeemed (848,348) (1,489,769)
Total Class K Shares (268,861) 364,537
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 46,409 106,537
Reinvested 1,500 882
Redeemed (13,962) (62,523)
Total Class R6 Shares 33,947 44,896
Eagle Class Shares
Issued — —
Reinvested 7 349
Redeemed — (3,410)
Total Eagle Class Shares 7 (3,061)
Institutional Service Class Shares
Issued 14,240 36,051
Reinvested 1,205 2,051
Redeemed (3,782) (19,852)
Total Institutional Service Class Shares 11,663 18,250
Total change in shares (218,502) 437,871
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 69
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
272,197 112,341 479,039 366,730
51 166 126 537
165,554 232,942 977,172 1,822,994
(427,659) (740,347) (856,687) (1,526,886)
10,143 (394,898) 599,650 663,375
159 426 5,629 91,655
375 635 639,974 722,300
(59) (192) (549) (1,608)
(13,920) (5,396) (1,555,123) (631,563)
(13,445) (4,527) (910,069) 180,784
— — — —
— — — —
— — — —
— — — —
103 250 — —
39 40 — —
— — — —
142 290 — —
11,752,520 340,570 497,996 316,275
351,995 65,122 222,333 382,980
(1,276,462) (1,259,189) (265,515) (678,712)
10,828,053 (853,497) 454,814 20,543
— — — —
— — — —
— — — —
— — — —
1,123,231 6,154,321 695,332 1,844,161
1,042,088 1,419,759 1,014,370 1,981,677
(3,012,468) (6,128,533) (1,329,482) (3,652,051)
(847,149) 1,445,547 380,220 173,787
9,977,744 192,915 524,615 1,038,489

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income/(loss) $ 131,760 $ 886,631
Net realized gains 14,722,728 617,313
Net change in unrealized appreciation/depreciation 11,517,692 4,239,988
Change in net assets resulting from operations 26,372,180 5,743,932
Distributions to Shareholders From:
Distributable earnings:
Class A (44,166) (62,393)
Class R6 (187,006) (883,238)
Eagle Class (7,992) (8,838)
Institutional Service Class (784) (11,525)
Change in net assets from shareholder distributions (239,948) (965,994)
Change in net assets from capital transactions 4,629,168 32,134,932
Change in net assets 30,761,400 36,912,870
Net Assets:
Beginning of period 96,870,854 59,957,984
End of period $ 127,632,254 $ 96,870,854
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 6,920,647 $ 1,640,733
Proceeds from shares issued from merger (Note 11) — 19,844,960
Dividends reinvested 43,469 61,241
Cost of shares redeemed (2,961,145) (4,041,442)
Total Class A Shares 4,002,971 17,505,492
Class R6 Shares
Proceeds from shares issued 927,530 42,699,116
Proceeds from shares issued from merger (Note 11) — 851,856
Dividends reinvested 187,006 883,238
Cost of shares redeemed (14,937,546) (31,556,701)
Total Class R6 Shares (13,823,010) 12,877,509
Eagle Class Shares
Proceeds from shares issued 14,335,191 556,644
Proceeds from shares issued from merger (Note 11) — 2,508,024
Dividends reinvested 7,985 8,831
In-kind Redemption (Note 3) — —
Cost of shares redeemed (603,557) (524,773)
Total Eagle Class Shares 13,739,619 2,548,726
Institutional Service Class Shares
Proceeds from shares issued 843,572 60,973
Dividends reinvested 784 11,525
Cost of shares redeemed (134,768) (869,293)
Total Institutional Service Class Shares 709,588 (796,795)
Change in net assets from capital transactions $ 4,629,168 $ 32,134,932

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 71
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ (229,803) $ (788,547) $ (602,367) $ (1,276,614)
10,933,833 45,019,118 4,600,893 15,342,152
27,288,167 10,128,131 13,355,293 (20,733,871)
37,992,197 54,358,702 17,353,819 (6,668,333)
(448,801) (405,788) (229,869) (237,274)
(8,696,359) (7,950,021) — —
(2,950,230) (12,576,347) — —
(256,992) (210,327) (13,874,777) (11,696,580)
(12,352,382) (21,142,483) (14,104,646) (11,933,854)
8,168,235 (143,262,251) 1,285,860 (4,351,951)
33,808,050 (110,046,032) 4,535,033 (22,954,138)
159,486,263 269,532,295 119,331,898 142,286,036
$ 193,294,313 $ 159,486,263 $ 123,866,931 $ 119,331,898
$ 567,097 $ 862,053 $ 128,868 $ 127,468
— — — —
448,801 405,788 222,502 227,167
(675,658) (1,475,376) (247,126) (901,164)
340,240 (207,535) 104,244 (546,529)
9,743,364 17,635,532 — —
— — — —
8,696,359 7,950,021 — —
(9,128,879) (30,251,422) — —
9,310,844 (4,665,869) — —
3,160,071 13,535,267 — —
— — — —
2,950,230 12,576,347 — —
— (127,656,352) — —
(7,967,412) (36,701,944) — —
(1,857,111) (138,246,682) — —
416,429 399,482 4,900,258 19,872,647
256,992 210,327 13,872,389 11,694,647
(299,159) (751,974) (17,591,031) (35,372,716)
374,262 (142,165) 1,181,616 (3,805,422)
$ 8,168,235 $ (143,262,251) $ 1,285,860 $ (4,351,951)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
Nationwide GQG US Quality Equity Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 440,186 135,387
Issued in merger (Note 11) — 1,765,280
Reinvested 3,306 5,579
Redeemed (206,623) (344,005)
Total Class A Shares 236,869 1,562,241
Class R6 Shares
Issued 60,858 3,762,690
Issued in merger (Note 11) — 75,761
Reinvested 14,210 77,964
Redeemed (1,150,776) (2,636,642)
Total Class R6 Shares (1,075,708) 1,279,773
Eagle Class Shares
Issued 897,069 47,451
Issued in merger (Note 11) — 223,101
Reinvested 607 792
In-kind Redemption (Note 3) — —
Redeemed (39,022) (45,164)
Total Eagle Class Shares 858,654 226,180
Institutional Service Class Shares
Issued 52,507 5,094
Reinvested 60 1,024
Redeemed (8,426) (73,990)
Total Institutional Service Class Shares 44,141 (67,872)
Total change in shares 63,956 3,000,322

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 73
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
35,921 61,536 10,190 9,775
— — — —
30,000 34,742 18,208 19,235
(42,908) (111,574) (20,579) (70,510)
23,013 (15,296) 7,819 (41,500)
602,198 1,262,590 — —
— — — —
563,966 664,717 — —
(558,884) (2,226,570) — —
607,280 (299,263) — —
192,906 981,727 — —
— — — —
192,197 1,055,063 — —
— (9,416,413) — —
(468,379) (2,705,228) — —
(83,276) (10,084,851) — —
25,485 29,233 382,560 1,497,226
16,720 17,630 1,100,983 964,905
(18,443) (55,523) (1,368,252) (2,640,210)
23,762 (8,660) 115,291 (178,079)
570,779 (10,408,070) 123,110 (219,579)

74 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment loss $ (67,765) $ (267,248)
Net realized gains 6,884,525 3,360,373
Net change in unrealized appreciation/depreciation 25,694,971 2,981,108
Change in net assets resulting from operations 32,511,731 6,074,233
Distributions to Shareholders From:
Distributable earnings:
Class A (253,579) (256,318)
Class C(a) (50,747) (62,834)
Class R6 (2,390,978) (2,218,501)
Institutional Service Class (1,431,353) (1,161,480)
Change in net assets from shareholder distributions (4,126,657) (3,699,133)
Change in net assets from capital transactions 19,761,057 937,294
Change in net assets 48,146,131 3,312,394
Net Assets:
Beginning of period 185,410,848 182,098,454
End of period $ 233,556,979 $ 185,410,848
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,126,675 $ 843,400
Proceeds from shares issued from class conversion (Note 1)(a) 165 2,257
Dividends reinvested 239,144 242,060
Cost of shares redeemed (1,081,223) (1,603,455)
Total Class A Shares 2,284,761 (515,738)
Class C Shares
Proceeds from shares issued 122,549 586,514
Dividends reinvested 48,360 61,417
Cost of shares redeemed in class conversion (Note 1)(a) (165) (2,257)
Cost of shares redeemed (2,694,941) (1,091,687)
Total Class C Shares (2,524,197) (446,013)
Class R6 Shares
Proceeds from shares issued 27,041,173 16,927,954
Dividends reinvested 891,570 819,463
Cost of shares redeemed (10,233,490) (21,966,445)
Total Class R6 Shares 17,699,253 (4,219,028)
Institutional Service Class Shares
Proceeds from shares issued 11,772,508 12,741,827
Dividends reinvested 1,386,898 1,126,789
Cost of shares redeemed (10,858,166) (7,750,543)
Total Institutional Service Class Shares 2,301,240 6,118,073
Change in net assets from capital transactions $ 19,761,057 $ 937,294

Equity Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 75
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 109,166 31,922
Issued in class conversion (Note 1)(a) 6 82
Reinvested 8,394 9,965
Redeemed (38,625) (60,387)
Total Class A Shares 78,941 (18,418)
Class C Shares
Issued 5,481 26,523
Reinvested 2,058 3,039
Redeemed in class conversion (Note 1)(a) (7) (99)
Redeemed (114,302) (50,301)
Total Class C Shares (106,770) (20,838)
Class R6 Shares
Issued 896,613 603,574
Reinvested 29,108 31,494
Redeemed (335,663) (775,024)
Total Class R6 Shares 590,058 (139,956)
Institutional Service Class Shares
Issued 392,048 448,484
Reinvested 45,757 43,725
Redeemed (356,494) (280,791)
Total Institutional Service Class Shares 81,311 211,418
Total change in shares 643,540 32,206
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

76 - Financial Highlights - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2024 (Unaudited) $ 13.04 $ 0.10 $ 2.47 $ 2.57 $ (0.17) $ (0.14) $ (0.31) $ 15.30 19.78% $ 895 1.28% 1.36% 1.28% 157.81%
10/31/2023 14.59 0.12 (1.24) (1.12) (0.13) (0.30) (0.43) 13.04 (7.82)% 759 1.29% 0.89% 1.29% 257.75%
10/31/2022 16.82 0.09 (1.52) (1.43) (0.08) (0.72) (0.80) 14.59 (8.82)% 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
10/31/2020 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) 9.97 (10.52)% 225 1.44% 0.89% 1.51% 412.91%
10/31/2019 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) 11.20 1.92% 458 1.44% 0.42% 1.49% 255.32%
Class M Shares
4/30/2024 (Unaudited) 13.13 0.13 2.50 2.63 (0.19) (0.14) (0.33) 15.43 20.06% 98,512 0.93% 1.69% 0.93% 157.81%
10/31/2023 14.69 0.17 (1.25) (1.08) (0.18) (0.30) (0.48) 13.13 (7.52)% 83,094 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) 10.00 (10.23)% 63,365 1.07% 1.32% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.25% 61,225 1.07% 0.79% 1.12% 255.32%
Class R6 Shares
4/30/2024 (Unaudited) 13.13 0.13 2.51 2.64 (0.19) (0.14) (0.33) 15.44 20.14%(h) 13 0.94% 1.69% 0.94% 157.81%
10/31/2023 14.70 0.17 (1.26) (1.09) (0.18) (0.30) (0.48) 13.13 (7.59)%(h) 10 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(h) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) 9.99 (10.30)%(h) 10 1.07% 1.29% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.26% 11 1.07% 0.78% 1.12% 255.32%
Institutional Service Class Shares
4/30/2024 (Unaudited) 13.16 0.13 2.50 2.63 (0.19) (0.14) (0.33) 15.46 20.00% 80 0.95% 1.69% 0.95% 157.81%
10/31/2023 14.72 0.17 (1.26) (1.09) (0.17) (0.30) (0.47) 13.16 (7.57)% 67 0.99% 1.23% 0.99% 257.75%
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
10/31/2020 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) 10.02 (10.38)% 94 1.24% 1.07% 1.31% 412.91%
10/31/2019 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) 11.25 2.07% 220 1.24% 0.62% 1.29% 255.32%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2024 (Unaudited) - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 21.07 $ (0.10) $ 7.06 $ 6.96 $ — $ (1.74) $ (1.74) $ 26.29 34.08% $ 8,260 1.21% (0.78)% 1.21% 9.38%
10/31/2023 17.98 (0.12) 5.19 5.07 — (1.98) (1.98) 21.07 31.59% 5,108 1.23% (0.63)% 1.23% 24.71%
10/31/2022 33.86 (0.15) (10.30) (10.45) — (5.43) (5.43) 17.98 (36.57)% 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
10/31/2020 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) 26.91 38.34% 4,894 1.23% (0.43)% 1.23% 25.47%
10/31/2019 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) 20.98 14.78% 4,835 1.27% (0.20)% 1.27% 23.24%
Class M Shares
4/30/2024 (Unaudited) 23.45 (0.06) 7.88 7.82 — (1.74) (1.74) 29.53 34.30% 156,808 0.89% (0.45)% 0.89% 9.38%
10/31/2023 19.73 (0.07) 5.77 5.70 — (1.98) (1.98) 23.45 32.01% 122,901 0.91% (0.31)% 0.91% 24.71%
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) 28.73 38.77% 147,656 0.93% (0.15)% 0.93% 25.47%
10/31/2019 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.25 15.12% 121,508 0.96% 0.11% 0.96% 23.24%
Class R6 Shares
4/30/2024 (Unaudited) 23.35 (0.07) 7.86 7.79 — (1.74) (1.74) 29.40 34.32% 4,551 0.89% (0.46)% 0.89% 9.38%
10/31/2023 19.66 (0.07) 5.74 5.67 — (1.98) (1.98) 23.35 31.97% 2,929 0.91% (0.32)% 0.91% 24.71%
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) 28.64 38.74% 3,742 0.93% (0.14)% 0.93% 25.47%
10/31/2019 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.19 15.16%(f) 2,919 0.96% 0.10% 0.96% 23.24%
Institutional Service Class Shares
4/30/2024 (Unaudited) 23.26 (0.08) 7.82 7.74 — (1.74) (1.74) 29.26 34.23% 5,744 1.01% (0.58)% 1.01% 9.38%
10/31/2023 19.60 (0.09) 5.73 5.64 — (1.98) (1.98) 23.26 31.91% 3,307 0.98% (0.40)% 0.98% 24.71%
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
10/31/2020 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) 28.62 38.60% 2,823 1.05% (0.28)% 1.05% 25.47%
10/31/2019 22.58 — 2.66 2.66 — (3.06) (3.06) 22.18 14.99% 2,077 1.08% (0.01)% 1.08% 23.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

78 - Financial Highlights - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 10.98 $ 0.07 $ 2.22 $ 2.29 $ (0.08) $ — $ (0.08) $ 13.19 20.91% $ 67,100 0.84% 1.14% 0.87% 1.58%
10/31/2023 10.36 0.13 0.64 0.77 (0.15) — (0.15) 10.98 7.41% 50,231 0.84% 1.20% 0.87% 2.94%
10/31/2022 13.81 0.07 (2.42) (2.35) (0.08) (1.02) (1.10) 10.36 (18.56)% 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
10/31/2020 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) 9.86 10.28%(g) 51,190 0.81% 0.90% 0.87% 4.39%
10/31/2019 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) 9.71 18.99% 43,377 0.90% 1.43% 1.10% 4.49%
Class R Shares
4/30/2024 (Unaudited) 10.42 0.05 2.11 2.16 (0.06) — (0.06) 12.52 20.75% 1,199 1.18% 0.81% 1.21% 1.58%
10/31/2023 9.84 0.08 0.60 0.68 (0.10) — (0.10) 10.42 6.96% 990 1.25% 0.79% 1.29% 2.94%
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
10/31/2020 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) 9.43 9.82% 639 1.13% 0.35% 1.21% 4.39%
10/31/2019 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) 9.34 18.58% 86 1.30% 1.04% 1.50% 4.49%
Class R6 Shares
4/30/2024 (Unaudited) 12.09 0.10 2.45 2.55 (0.10) — (0.10) 14.54 21.15% 237,402 0.50% 1.47% 0.53% 1.58%
10/31/2023 11.39 0.19 0.69 0.88 (0.18) — (0.18) 12.09 7.78% 194,871 0.50% 1.53% 0.54% 2.94%
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
10/31/2020 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) 10.73 10.60% 191,989 0.50% 1.22% 0.56% 4.39%
10/31/2019 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) 10.50 19.38% 185,333 0.61% 1.70% 0.82% 4.49%
Eagle Class Shares
4/30/2024 (Unaudited) 12.22 0.10 2.47 2.57 (0.10) — (0.10) 14.69 21.08% 890,177 0.51% 1.47% 0.54% 1.58%
10/31/2023 11.50 0.19 0.71 0.90 (0.18) — (0.18) 12.22 7.87% 766,496 0.51% 1.52% 0.55% 2.94%
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
10/31/2020 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) 10.83 10.40% 753,099 0.59% 1.04% 0.64% 4.39%
10/31/2019 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) 10.60 19.43%(g) 5 0.76% 1.56% 0.96% 4.49%
Institutional Service Class Shares
4/30/2024 (Unaudited) 12.20 0.09 2.47 2.56 (0.09) — (0.09) 14.67 21.01% 78,045 0.68% 1.30% 0.71% 1.58%
10/31/2023 11.49 0.17 0.70 0.87 (0.16) — (0.16) 12.20 7.61% 74,366 0.67% 1.37% 0.71% 2.94%
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
10/31/2020 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) 10.82 10.50%(g) 105,917 0.61% 1.01% 0.68% 4.39%
10/31/2019 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) 10.58 19.19% 33,549 0.72% 1.84% 0.91% 4.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2024 (Unaudited) - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 31.63 $ 0.30 $ 4.32 $ 4.62 $ (0.29) $ (0.76) $ (1.05) $ 35.20 14.81% $ 1,595 0.93% 1.74% 0.98% 44.85%
10/31/2023 34.49 0.51 0.13 0.64 (0.52) (2.98) (3.50) 31.63 1.78% 1,284 0.93% 1.55% 0.97% 76.61%
10/31/2022 42.45 0.41 (0.51) (0.10) (0.40) (7.46) (7.86) 34.49 (0.33)%(g) 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
10/31/2020(h) 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) 28.54 (13.88)% 18 1.15% 1.36% 1.23% 76.80%(i)
Class K Shares(j)
4/30/2024 (Unaudited) 31.63 0.33 4.32 4.65 (0.32) (0.76) (1.08) 35.20 14.91% 583,998 0.76% 1.94% 0.80% 44.85%
10/31/2023 34.51 0.57 0.12 0.69 (0.59) (2.98) (3.57) 31.63 1.93% 533,307 0.76% 1.74% 0.80% 76.61%
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
10/31/2020 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) 28.55 (9.08)% 439,137 0.80% 1.77% 0.86% 76.80%(i)
10/31/2019 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) 34.72 11.01% 578,893 1.00% 1.26% 1.01% 52.79%
Class R6 Shares
4/30/2024 (Unaudited) 31.61 0.33 4.33 4.66 (0.33) (0.76) (1.09) 35.18 14.97% 2,811 0.66% 1.94% 0.70% 44.85%
10/31/2023 34.49 0.59 0.13 0.72 (0.62) (2.98) (3.60) 31.61 2.04%(g) 1,453 0.66% 1.81% 0.70% 76.61%
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
10/31/2020(h) 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) 28.55 (13.51)% 4 0.66% 1.80% 0.74% 76.80%(i)
Eagle Class Shares
4/30/2024 (Unaudited) 31.61 0.35 4.31 4.66 (0.34) (0.76) (1.10) 35.17 14.95% 8 0.66% 2.03% 0.72% 44.85%
10/31/2023 34.50 0.63 0.09 0.72 (0.63) (2.98) (3.61) 31.61 2.03% 7 0.66% 1.92% 0.70% 76.61%
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
10/31/2020(h) 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) 28.55 (13.59)% 128 0.76% 1.75% 0.85% 76.80%(i)
Institutional Service Class Shares
4/30/2024 (Unaudited) 31.61 0.33 4.32 4.65 (0.32) (0.76) (1.08) 35.18 14.94%(g) 1,602 0.73% 1.91% 0.77% 44.85%
10/31/2023 34.49 0.58 0.13 0.71 (0.61) (2.98) (3.59) 31.61 1.99%(g) 1,071 0.72% 1.77% 0.76% 76.61%
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
10/31/2020(h) 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) 28.54 (13.69)% 54 0.91% 1.87% 0.99% 76.80%(i)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(i) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

80 - Financial Highlights - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 25.95 $ 0.04 $ 5.77 $ 5.81 $ (0.03) $ (0.78) $ (0.81) $ 30.95 22.63% $ 188,879 0.87% 0.28% 0.91% 42.37%
10/31/2023 24.60 0.15 2.09 2.24 (0.11) (0.78) (0.89) 25.95 9.37% 158,099 0.87% 0.56% 0.92% 72.63%
10/31/2022 33.92 0.12 (5.18) (5.06) (0.08) (4.18) (4.26) 24.60 (17.11)% 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
10/31/2020 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) 25.02 13.03% 165,332 0.88% 0.66% 0.92% 68.55%
10/31/2019 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) 22.73 13.91% 153,344 0.90% 0.78% 0.95% 53.33%
Class R Shares
4/30/2024 (Unaudited) 24.86 (0.01) 5.53 5.52 — (0.78) (0.78) 29.60 22.46%(f) 44 1.18% (0.04)% 1.23% 42.37%
10/31/2023 23.62 0.06 2.01 2.07 (0.05) (0.78) (0.83) 24.86 9.05%(f) 34 1.14% 0.26% 1.19% 72.63%
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(f) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(f) 21 1.13% 0.05% 1.17% 60.51%
10/31/2020 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) 24.22 12.50% 13 1.33% 0.16% 1.38% 68.55%
10/31/2019 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) 22.05 13.30% 7 1.35% 0.45% 1.39% 53.33%
Class R6 Shares
4/30/2024 (Unaudited) 25.19 0.08 5.60 5.68 (0.07) (0.78) (0.85) 30.02 22.84% 345,084 0.54% 0.58% 0.58% 42.37%
10/31/2023 23.93 0.24 2.02 2.26 (0.22) (0.78) (1.00) 25.19 9.74% 16,841 0.54% 0.98% 0.59% 72.63%
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
10/31/2020 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) 24.43 13.36% 23,675 0.59% 0.89% 0.63% 68.55%
10/31/2019 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) 22.21 14.27% 6 0.58% 1.08% 0.65% 53.33%
Institutional Service Class Shares
4/30/2024 (Unaudited) 25.19 0.08 5.59 5.67 (0.06) (0.78) (0.84) 30.02 22.79% 1,075,713 0.62% 0.53% 0.66% 42.37%
10/31/2023 23.92 0.20 2.04 2.24 (0.19) (0.78) (0.97) 25.19 9.67% 924,015 0.63% 0.78% 0.68% 72.63%
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
10/31/2020 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) 24.43 13.27% 895,601 0.66% 0.87% 0.71% 68.55%
10/31/2019 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) 22.21 14.13% 865,639 0.67% 1.02% 0.71% 53.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - April 30, 2024 (Unaudited) - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 11.72 $ (0.04) $ 2.45 $ 2.41 $ — $ (1.95) $ (1.95) $ 12.18 21.19% $ 81,403 1.11% (0.58)% 1.11% 8.97%
10/31/2023 15.41 (0.06) 0.50 0.44 — (4.13) (4.13) 11.72 3.56% 71,264 1.11% (0.50)% 1.11% 20.02%
10/31/2022 29.33 (0.12) (6.30) (6.42) — (7.50) (7.50) 15.41 (28.71)% 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
10/31/2020 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) 20.92 15.03% 96,665 1.19% (0.60)% 1.19% 19.10%
10/31/2019 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) 21.64 15.19% 104,023 1.18% (0.42)% 1.18% 14.70%
Class R6 Shares
4/30/2024 (Unaudited) 13.87 (0.02) 2.92 2.90 — (1.95) (1.95) 14.82 21.45% 30,181 0.76% (0.23)% 0.76% 8.97%
10/31/2023 17.44 (0.02) 0.58 0.56 — (4.13) (4.13) 13.87 3.89% 21,938 0.76% (0.16)% 0.76% 20.02%
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(f) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(f) 115,969 0.78% (0.41)% 0.78% 10.64%
10/31/2020 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) 22.70 15.42% 93,819 0.84% (0.24)% 0.84% 19.10%
10/31/2019 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) 23.12 15.60% 130,570 0.82% (0.05)% 0.82% 14.70%
Institutional Service Class Shares
4/30/2024 (Unaudited) 13.36 (0.02) 2.80 2.78 — (1.95) (1.95) 14.19 21.37% 111,294 0.86% (0.33)% 0.86% 8.97%
10/31/2023 16.97 (0.04) 0.56 0.52 — (4.13) (4.13) 13.36 3.75% 99,678 0.86% (0.26)% 0.86% 20.02%
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
10/31/2020 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) 22.31 15.31% 312,874 0.97% (0.38)% 0.97% 19.10%
10/31/2019 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) 22.80 15.49% 316,344 0.89% (0.13)% 0.89% 14.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

82 - Financial Highlights - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 11.84 $ — $ 3.67 $ 3.67 $ (0.03) $ — $ (0.03) $ 15.48 31.01%(g) $ 30,061 0.77% 0.04% 0.93% 112.73%
10/31/2023 11.58 0.06 0.32 0.38 (0.12) — (0.12) 11.84 3.35% 20,200 0.81% 0.52% 0.94% 204.87%
10/31/2022 12.19 0.15 (0.56) (0.41) (0.18) (0.02) (0.20) 11.58 (3.45)%(g) 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
4/30/2024 (Unaudited) 11.85 0.02 3.67 3.69 (0.04) — (0.04) 15.50 31.16%(g) 79,650 0.49% 0.32% 0.63% 112.73%
10/31/2023 11.59 0.12 0.30 0.42 (0.16) — (0.16) 11.85 3.68% 73,663 0.49% 1.04% 0.60% 204.87%
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
4/30/2024 (Unaudited) 11.85 0.01 3.66 3.67 (0.03) — (0.03) 15.49 31.06% 16,817 0.51% 0.14% 0.64% 112.73%
10/31/2023 11.58 0.08 0.34 0.42 (0.15) — (0.15) 11.85 3.68%(g) 2,686 0.58% 0.67% 0.69% 204.87%
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58 (3.30)%(g) 6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
4/30/2024 (Unaudited) 11.85 — 3.67 3.67 (0.03) — (0.03) 15.49 30.99%(g) 1,104 0.74% 0.01% 0.87% 112.73%
10/31/2023 11.59 0.15 0.24 0.39 (0.13) — (0.13) 11.85 3.40% 322 0.74% 1.28% 0.85% 204.87%
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

Equity Funds - April 30, 2024 (Unaudited) - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 13.90 $ (0.05) $ 3.23 $ 3.18 $ — $ (1.12) $ (1.12) $ 15.96 23.45% $ 6,906 1.27% (0.65)% 1.37% 6.83%
10/31/2023 12.24 (0.11) 2.76 2.65 — (0.99) (0.99) 13.90 23.14% 5,693 1.26% (0.77)% 1.36% 12.63%(g)
10/31/2022 19.11 (0.11) (4.91) (5.02) — (1.85) (1.85) 12.24 (29.04)% 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
10/31/2020 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) 15.11 26.11% 6,420 1.35% (0.54)% 1.38% 25.04%
10/31/2019 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) 12.13 14.48% 5,162 1.28% (0.21)% 1.32% 13.51%
Class R6 Shares
4/30/2024 (Unaudited) 14.28 (0.02) 3.34 3.32 — (1.12) (1.12) 16.48 23.82% 140,054 0.82% (0.20)% 0.91% 6.83%
10/31/2023 12.51 (0.05) 2.81 2.76 — (0.99) (0.99) 14.28 23.56% 112,745 0.82% (0.33)% 0.92% 12.63%(g)
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
10/31/2020 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) 15.26 26.76% 188,632 0.85% (0.04)% 0.89% 25.04%
10/31/2019 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) 12.20 14.93% 178,449 0.82% 0.27% 0.87% 13.51%
Eagle Class Shares
4/30/2024 (Unaudited) 14.23 (0.02) 3.31 3.29 — (1.12) (1.12) 16.40 23.69% 42,458 0.92% (0.30)% 1.01% 6.83%
10/31/2023 12.47 (0.05) 2.80 2.75 — (0.99) (0.99) 14.23 23.55% 38,024 0.92% (0.37)% 1.00% 12.63%(g)
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
10/31/2020 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) 15.26 26.62% 182,862 0.95% (0.16)% 0.99% 25.04%
10/31/2019 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) 12.21 15.00% 135,647 1.02% 0.07% 1.06% 13.51%
Institutional Service Class Shares
4/30/2024 (Unaudited) 14.25 (0.02) 3.31 3.29 — (1.12) (1.12) 16.42 23.65% 3,877 0.89% (0.27)% 0.98% 6.83%
10/31/2023 12.48 (0.05) 2.81 2.76 — (0.99) (0.99) 14.25 23.62% 3,025 0.83% (0.33)% 0.93% 12.63%(g)
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
10/31/2020 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) 15.23 26.59%(h) 3,952 0.91% —% 0.94% 25.04%
10/31/2019 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) 12.19 15.00%(h) 14,441 0.89% 0.16% 0.93% 13.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

84 - Financial Highlights - April 30, 2024 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Company Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 11.62 $ (0.07) $ 1.76 $ 1.69 $ — $ (1.44) $ (1.44) $ 11.87 14.19% $ 2,098 1.33% (1.07)% 1.35% 5.01%
10/31/2023 13.61 (0.14) (0.68) (0.82) — (1.17) (1.17) 11.62 (6.20)% 1,963 1.33% (1.06)% 1.35% 19.62%
10/31/2022 25.23 (0.21) (8.49) (8.70) — (2.92) (2.92) 13.61 (38.51)% 2,864 1.33% (1.24)% 1.35% 17.88%
10/31/2021 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) 25.23 22.16% 6,711 1.35% (1.19)% 1.35% 9.86%
10/31/2020 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) 23.05 26.87% 7,105 1.35% (1.15)% 1.36% 13.06%
10/31/2019 19.03 (0.22) 2.17 1.95 — (0.96) (0.96) 20.02 11.31% 35,574 1.32% (1.09)% 1.33% 17.37%
Institutional Service Class Shares
4/30/2024 (Unaudited) 11.94 (0.06) 1.80 1.74 — (1.44) (1.44) 12.24 14.23% 121,769 1.17% (0.91)% 1.19% 5.01%
10/31/2023 13.93 (0.12) (0.70) (0.82) — (1.17) (1.17) 11.94 (6.04)% 117,369 1.17% (0.90)% 1.18% 19.62%
10/31/2022 25.72 (0.19) (8.68) (8.87) — (2.92) (2.92) 13.93 (38.43)% 139,422 1.18% (1.08)% 1.20% 17.88%
10/31/2021 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) 25.72 22.39% 258,063 1.19% (1.03)% 1.19% 9.86%
10/31/2020 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) 23.41 27.10% 272,095 1.19% (1.06)% 1.20% 13.06%
10/31/2019 19.24 (0.19) 2.18 1.99 — (0.96) (0.96) 20.27 11.40% 264,314 1.19% (0.95)% 1.19% 17.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - April 30, 2024 (Unaudited) - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 24.93 $ (0.05) $ 4.30 $ 4.25 $ (0.16) $ (0.40) $ (0.56) $ 28.62 17.05% $ 15,474 1.16% (0.37)% 1.22% 7.32%
10/31/2023 24.71 (0.12) 0.87 0.75 — (0.53) (0.53) 24.93 3.11% 11,512 1.16% (0.44)% 1.23% 19.48%
10/31/2022 28.50 (0.16) (2.96) (3.12) — (0.67) (0.67) 24.71 (11.22)% 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
10/31/2020 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) 20.37 (13.12)% 11,958 1.16% (0.37)% 1.47% 32.23%
10/31/2019 35.90 (0.16) 2.34 2.18 — (13.56) (13.56) 24.52 14.39% 15,309 1.54% (0.66)% 1.60% 52.18%
Class R6 Shares
4/30/2024 (Unaudited) 26.78 — 4.62 4.62 (0.20) (0.40) (0.60) 30.80 17.26% 142,388 0.80% —% 0.86% 7.32%
10/31/2023 26.42 (0.02) 0.91 0.89 — (0.53) (0.53) 26.78 3.45% 108,013 0.80% (0.08)% 0.87% 19.48%
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
10/31/2020 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) 21.59 (12.83)% 50,134 0.80% (0.29)% 1.00% 32.23%
10/31/2019 36.97 (0.08) 2.51 2.43 — (13.56) (13.56) 25.84 14.78% 2,230 1.20% (0.30)% 1.25% 52.18%
Institutional Service Class Shares
4/30/2024 (Unaudited) 26.51 (0.01) 4.56 4.55 (0.19) (0.40) (0.59) 30.47 17.17% 75,695 0.88% (0.09)% 0.94% 7.32%
10/31/2023 26.17 (0.04) 0.91 0.87 — (0.53) (0.53) 26.51 3.40% 63,686 0.88% (0.15)% 0.95% 19.48%
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
10/31/2020 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) 21.43 (12.88)% 48,419 0.91% (0.13)% 1.21% 32.23%
10/31/2019 36.86 (0.11) 2.48 2.37 — (13.56) (13.56) 25.67 14.62% 45,063 1.31% (0.43)% 1.37% 52.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

86 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (“U.S. Equity Income”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class K, Class M, Class R, Class R6, Eagle Class and Institutional Service Class
shares. Effective February 12, 2024, Class C shares converted to Class A shares for Cognitive Value, Technology & Science,
U.S. Equity Income, Mid Cap Growth and Focused Small Cap. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except US Quality Equity, is a diversified fund as defined in the 1940 Act. US Quality Equity is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 87
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted

88 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 97,599,418 $ – $ – $ 97,599,418
Exchange Traded Funds 1,101,198 – – 1,101,198
Repurchase Agreements – 3,750,607 – 3,750,607
Rights – – – –
Total $ 98,700,616 $ 3,750,607 $ – $ 102,451,223
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 174,497,850 $ – $ – $ 174,497,850
Total $ 174,497,850 $ – $ – $ 174,497,850
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,130,399,132 $ – $ – $ 1,130,399,132
Purchased Option 924,850 – – 924,850
Repurchase Agreements – 2,995,884 – 2,995,884
Short-Term Investment – 92,739,062 – 92,739,062
Total Assets $ 1,131,323,982 $ 95,734,946 $ – $ 1,227,058,928
Liabilities:
Futures Contracts# $ (2,403,805) $ – $ – $ (2,403,805)
Total Liabilities $ (2,403,805) $ – $ – $ (2,403,805)
Total $ 1,128,920,177 $ 95,734,946 $ – $ 1,224,655,123
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 540,905,751 $ – $ – $ 540,905,751
Futures Contracts# 1,377,388 – – 1,377,388
Purchased Option 422,290 – – 422,290
Repurchase Agreement – 660,558 – 660,558
Short-Term Investment – 21,771,775 – 21,771,775
Total Assets $ 542,705,429 $ 22,432,333 $ – $ 565,137,762
Liabilities:
Futures Contracts# $ (1,462,009) $ – $ – $ (1,462,009)
Total Liabilities $ (1,462,009) $ – $ – $ (1,462,009)
Total $ 541,243,420 $ 22,432,333 $ – $ 563,675,753

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 89
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,596,059,417 $ – $ – $ 1,596,059,417
Exchange Traded Fund 6,935,858 – – 6,935,858
Repurchase Agreements – 4,060,788 – 4,060,788
Total $ 1,602,995,275 $ 4,060,788 $ – $ 1,607,056,063
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 218,886,845 $ – $ – $ 218,886,845
Rights – – – –
Total $ 218,886,845 $ – $ – $ 218,886,845
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 118,487,335 $ – $ – $ 118,487,335
Repurchase Agreement – 92,341 – 92,341
Total $ 118,487,335 $ 92,341 $ – $ 118,579,676
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 187,157,654 $ – $ – $ 187,157,654
Repurchase Agreements – 2,001,785 – 2,001,785
Total $ 187,157,654 $ 2,001,785 $ – $ 189,159,439
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 120,900,261 $ – $ – $ 120,900,261
Repurchase Agreement – 1,082,294 – 1,082,294
Rights – – – –
Total $ 120,900,261 $ 1,082,294 $ – $ 121,982,555
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 225,696,502 $ – $ – $ 225,696,502
Repurchase Agreement – 457,433 – 457,433
Total $ 225,696,502 $ 457,433 $ – $ 226,153,935
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

90 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
As of April 30, 2024, Cognitive Value held three rights investments that were categorized as Level 3 investments which were each valued at $0.
As of April 30, 2024, Mid Cap Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2024, Small Company Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 91
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as

92 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2024:
2
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 924,850
Total $ 924,850
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (2,403,805)
Total $ (2,403,805)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 422,290
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,377,388
Total $ 1,799,678
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,462,009)
Total $ (1,462,009)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 93
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2024:
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 16,889,291
Futures Contracts
Equity risk 4,052,816
Interest rate risk (3,542,665)
Total $ 17,399,442
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 8,037,178
Futures Contracts
Equity risk (5,172,215)
Interest rate risk (1,778,115)
Total $ 1,086,848
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (980,529)
Futures Contracts
Equity risk (2,367,685)
Interest rate risk 12,597,067
Total $ 9,248,853
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (433,441)
Futures Contracts
Equity risk 1,080,002
Interest rate risk 6,157,845
Total $ 6,804,406
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 3,921,077
Average Number of Purchased Option Contracts 846
Futures Contracts:
Average Notional Balance Long $ 76,406,484
Average Notional Balance Short $ 270,788

94 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) Securities Lending
During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
U.S. Equity Income
Options:
Average Value Purchased $ 1,836,761
Average Number of Purchased Option Contracts 396
Futures Contracts:
Average Notional Balance Long $ 77,861,473
Average Notional Balance Short $ 63,886,521

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 95
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Cognitive Value $ 3,750,607
U.S. Core 2,995,884
U.S. Equity Income 660,558
Nationwide Fund 4,060,788
US Quality Equity 92,341
All Cap Growth 2,001,785
Small Company Growth 1,082,294
Focused Small Cap 457,433

96 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
As of April 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $72,717,910,collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 5/15/2024 - 2/15/2054; total market value $74,172,268.
Nomura Securities International, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $55,508,171, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 6.88%, maturing 10/31/2024 - 6/30/2030; total market value
$56,639,051.
Santander US Capital Markets, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $69,510,251,collateralized by
U.S. Government Treasury Securities, ranging from 1.38% - 4.13%, maturing 10/15/2028 - 3/31/2031; total market value
$70,900,459.
Cognitive Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,750,607 $ – $ 1,750,607 $ (1,750,607) $ –
Nomura Securities
International, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 3,750,607 $ – $ 3,750,607 $ (3,750,607) $ –
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 995,884 $ – $ 995,884 $ (995,884) $ –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 2,995,884 $ – $ 2,995,884 $ (2,995,884) $ –

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 97
U.S. Equity Income
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 660,558 $ – $ 660,558 $ (660,558) $ –
Total $ 660,558 $ – $ 660,558 $ (660,558) $ –
Nationwide Fund
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,060,788 $ – $ 2,060,788 $ (2,060,788) $ –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,060,788 $ – $ 4,060,788 $ (4,060,788) $ –
US Quality Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 92,341 $ – $ 92,341 $ (92,341) $ –
Total $ 92,341 $ – $ 92,341 $ (92,341) $ –

98 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,001,785 $ – $ 1,001,785 $ (1,001,785) $ –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,001,785 $ – $ 2,001,785 $ (2,001,785) $ –
Small Company Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,082,294 $ – $ 1,082,294 $ (1,082,294) $ –
Total $ 1,082,294 $ – $ 1,082,294 $ (1,082,294) $ –
Focused Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 457,433 $ – $ 457,433 $ (457,433) $ –
Total $ 457,433 $ – $ 457,433 $ (457,433) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 99
provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.

100 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
U.S. Core Newton Investment Management North America, LLC ("Newton US")
U.S. Equity Income Newton US
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
U.S. Equity Income Up to $1 billion 0.60%
$1 billion and more 0.575%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 101
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2025.
During the six months ended April 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2024, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 344,499
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Cognitive Value 0.75 % N/A 0.75%
Technology & Science 0.75 N/A 0.75
U.S. Core 0.45 N/A 0.42
U.S. Equity Income 0.60 N/A 0.56
Nationwide Fund 0.53 0.48% 0.48
Mid Cap Growth 0.65 N/A 0.65
US Quality Equity 0.45 N/A 0.31
All Cap Growth 0.80 N/A 0.71
Small Company Growth 0.84 N/A 0.82
Focused Small Cap 0.75 N/A 0.68
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05
U.S. Core All Classes 0.50
U.S. Equity Income All Classes 0.66
Mid Cap Growth All Classes 0.98
US Quality Equity All Classes 0.49
All Cap Growth All Classes 0.82
Small Company Growth All Classes 0.94
Focused Small Cap All Classes 0.80

102 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2024, NFM earned an aggregate of $807,257 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2024, the Funds’ aggregate portion of such costs amounted to $9,618.
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
April 30, 2024
Amount Total
Cognitive Value $ — $ — $ — $ — $ —
Technology & Science — — — — —
U.S. Core 285,788 424,302 401,090 166,315 1,277,495
U.S. Equity Income 176,930 313,979 224,254 117,749 832,912
Nationwide Fund — — — — —
Mid Cap Growth — — — — —
US Quality Equity 129,458 193,588 102,705 75,040 500,791
All Cap Growth 71,138 156,534 194,624 87,232 509,528
Small Company Growth 2,312 24,586 20,993 14,386 62,277
Focused Small Cap 106,833 149,696 139,059 68,688 464,276
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 103
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2024, the Funds imposed aggregate front-end sales charges of $154,158. From these fees, NFD retained a portion amounting to $21,283.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30,
2024, the Funds imposed aggregate CDSCs of $46. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2024, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class R
Shares (a)
Class K
Shares
Cognitive Value 0.25 N/A N/A
Technology & Science 0.25 N/A N/A
U.S. Core 0.25 0.50% N/A
U.S. Equity Income 0.25 N/A 0.10%
Nationwide Fund 0.25 0.50 N/A
Mid Cap Growth 0.25 N/A N/A
US Quality Equity 0.25 N/A N/A
All Cap Growth 0.25 N/A N/A
Small Company Growth 0.25 N/A N/A
Focused Small Cap 0.25 N/A N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Cognitive Value 0.10% 0.01% N/A N/A 0.02%
Technology & Science 0.07 0.02 N/A N/A 0.13
U.S. Core 0.09 0.03 0.18% 0.01% 0.18
U.S. Equity Income 0.02 N/A N/A N/A 0.07
Nationwide Fund 0.08 0.06 0.14 N/A 0.08
Mid Cap Growth 0.10 0.05 N/A N/A 0.10
US Quality Equity 0.05 N/A N/A 0.02 0.25
All Cap Growth 0.20 N/A N/A 0.10 0.07
Small Company Growth 0.14 N/A N/A N/A 0.23
Focused Small Cap 0.11 0.07 N/A N/A 0.08
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.

104 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
For the six months ended April 30, 2024, each Fund’s total administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until January 23, 2025:
During the six months ended April 30, 2024, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2024 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
For the six months ended April 30, 2024, the Funds did not engage in cross trades.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and
Fund Amount
Cognitive Value $ 412
Technology & Science 6,043
U.S. Core 144,691
U.S. Equity Income 667
Nationwide Fund 485,766
Mid Cap Growth 97,125
US Quality Equity 7,670
All Cap Growth 30,269
Small Company Growth 151,273
Focused Small Cap 38,754
Fund
Class A
Shares
US Quality Equity 0.02%
Fund Amount
US Quality Equity $ 2,466
Fund
% of Shares
Outstanding
Owned
Cognitive Value 0.01%
Technology & Science —
U.S. Core 0.66
U.S. Equity Income —
Nationwide Fund 28.15
Mid Cap Growth —
US Quality Equity 45.16
All Cap Growth 24.54
Small Company Growth 81.62
Focused Small Cap —

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 105
available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended April 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
Fund Purchases
*
Sales
*
U.S. Core $ 17,322,827 $ 45,119,867
U.S. Equity Income 234,982,781 244,200,857
Cognitive Value 151,781,345 152,749,572
Technology & Science 15,437,371 21,354,869
Nationwide Fund 858,437,460 633,475,798
Mid Cap Growth 19,413,527 32,421,538
US Quality Equity 119,250,410 123,385,165
All Cap Growth 12,630,759 20,927,106
Small Company Growth 6,405,019 18,271,754
Focused Small Cap 43,603,630 15,297,139
* Includes purchases and sales of long-term U.S. Government securities, if any.

106 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
Fund % of Shares
Number of
Accounts
Cognitive Value 89.86% 1
Technology & Science 79.67 1
U.S. Core 25.53 2
U.S. Equity Income 15.90 1
Nationwide Fund 50.99 3(a)
Mid Cap Growth 13.67 1
US Quality Equity 56.33 4(a)
All Cap Growth 70.14 2(a)
Small Company Growth 94.31 3(a)
Focused Small Cap 38.60 1
(a) All or a portion of the accounts are the accounts of affiliated funds.

Equity Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 107
During the six months ended April 30, 2024, the Funds recaptured the following amounts of brokerage commissions:
11. Mergers
At close of business on January 20, 2023, Nationwide GQG US Quality Equity Fund (“Acquiring Fund”) acquired all of the net assets of Diamond Hill Large Cap Concentrated Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on September 14, 2022. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 2,064,142 shares of the Acquiring Fund, valued at $23,204,840, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $22,376,680 and identified cost of $22,328,423 at January 20, 2023, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $59,593,517. The net assets of the Acquiring Fund immediately following the acquisition were $82,798,357. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Class R6 shares of the Target
Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Class C and Institutional Service Class shares of the Target Fund received a number of shares proportional to their ownership of Class A and Eagle Class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the six months ended October 31, 2023 is provided as though the reorganization had been completed on November 1, 2022, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $945,365;
Net gains (losses) on investments $4,953,081;
Net change in unrealized appreciation/depreciation $853,505; and
Net increase (decrease) in net assets resulting from operations $6,751,951.
Fund Amount
Nationwide Fund $ 12,558
Mid Cap Growth 13,219
All Cap Growth 1,524
Small Company Growth 1,627
Focused Small Cap 1,020
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Diamond Hill Large Cap Concentrated Fund $48,257
Class A 2,985,623 $18,859,910 $6.31
Class C 185,200 985,050 5.32
Class R6 134,229 851,856 6.35
Institutional Service Class 392,493 2,508,024 6.39
Acquiring Fund
Nationwide GQG US Quality Equity Fund $7,708,890
Class A 68,573 $770,889 $11.24
Class R6 5,147,529 57,878,237 11.24
Eagle Class 516 5,797 11.24
Institutional Service Class 83,443 938,594 11.25
After Reorganization
Nationwide GQG US Quality Equity Fund $7,757,147
Class A 1,833,853 $20,615,849 $11.24
Class R6 5,223,290 58,730,093 11.24
Eagle Class 223,617 2,513,821 11.24
Institutional Service Class 83,443 938,594 11.25

108 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Equity Funds
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since January 20, 2023.
12. Federal Tax Information
As of April 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Cognitive Value $ 85,978,829 $ 17,297,834 $ (825,440) $ 16,472,394
Technology & Science 57,128,701 117,757,022 (387,873) 117,369,149
U.S. Core 677,433,602 588,564,851 (41,343,330) 547,221,521
U.S. Equity Income 463,585,726 111,046,924 (10,956,897) 100,090,027
Nationwide Fund 1,129,551,431 499,891,273 (22,386,641) 477,504,632
Mid Cap Growth 87,154,998 132,038,393 (306,546) 131,731,847
US Quality Equity 92,147,374 26,740,531 (308,229) 26,432,302
All Cap Growth 104,006,487 90,296,868 (5,143,916) 85,152,952
Small Company Growth 101,296,578 41,415,946 (20,729,969) 20,685,977
Focused Small Cap 188,037,525 50,777,117 (12,660,707) 38,116,410

Equity Funds - April 30, 2024 (Unaudited) - Supplemental Information - 109
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. 130/30 Equity Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser(s) (each, a “Sub-
Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

110 - Supplemental Information - April 30, 2024 (Unaudited) - Equity Funds
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.

Equity Funds - April 30, 2024 (Unaudited) - Supplemental Information - 111
The Trustees considered that Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide
Bond Portfolio, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Multi-Cap Portfolio Fund, Nationwide U.S. 130/30 Equity Fund, and Nationwide
WCM Focused Small Cap Fund, were each shown to pay actual management fees and to have total expense ratios (including 12b-
1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide
International Small Cap Fund, and Nationwide Janus Henderson Overseas Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/
non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of
Nationwide BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide Loomis Short Term Bond Fund was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the
Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For all of the above Funds, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance (or two-year performance for Nationwide GQG US Quality Equity Fund) for the period ended June 30, 2023 at or above its performance universe median, or below the median but within the top three comparative quintiles. With respect to
Nationwide U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been organized in September 2022 and did not yet have two years of performance.
With respect to Nationwide BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-
year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022. In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year 2021 and the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended June 30, 2023 (from the 76th percentile for the three-year period to the 65th percentile for the one-year period).
With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight to longer duration investment grade corporate credit and high yield positions and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. In this regard, the Trustees noted that the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended October 31, 2021 (from the 74th percentile in for the three-year period to the 65th percentile for the one-year period). The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to Nationwide Bond Portfolio, the Trustees noted that the Fund had been organized in 2021 and had experienced two-
year performance in the fourth quintile of its performance universe and considered that, as of October 2022, the Fund’s prior sub-
adviser was replaced and the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that, as of July 2022, the Fund’s prior sub-adviser has been replaced and that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Adviser is considering additional steps to take in the coming year and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of the potential change.
With respect to Nationwide WCM Focused Small Cap Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the first quintile of its performance universe for the one-year period ended June 30, 2023.
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

112 - Supplemental Information - April 30, 2024 (Unaudited) - Equity Funds
The Trustees considered that Nationwide Government Money Market Fund compared unfavorably with its peers on the basis of both expenses and performance records. With respect to the Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, one basis point below its performance universe median, in the third quintile. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expenses rankings were expected to improve in a normalized interest rate environment. In this regard, the Trustees noted that for the period ended October 10, 2023, the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) improved to the fourth quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered that Nationwide Small Company Growth Fund compared unfavorably with its peers on the basis of both expenses and performance records. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements that a majority of the Fund’s peers with lower total expenses (including 12b-1/non-12b-1 fees) were directly managed and the Fund’s sub-advised structure (and related sub-
advisory fee) resulted in the higher overall cost of the Fund comparatively. With respect to Nationwide Small Company Growth
Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the market environment in recent years was challenging for the Sub-Adviser’s style of investing and that the Fund’s performance in 2023 had begun to improve. In this regard, the Trustees noted that performance for the three-month period ended June 30, 2023 had ranked in the first quintile of its performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its expenses and investment performance.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

Equity Funds - April 30, 2024 (Unaudited) - Supplemental Information - 113
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Equity Funds - April 30, 2024 (Unaudited) - Management Information - 115
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

116 - Management Information - April 30, 2024 (Unaudited) - Equity Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Equity Funds - April 30, 2024 (Unaudited) - Management Information - 117
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

118 - Market Index Definitions - April 30, 2024 (Unaudited) - Equity Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 119
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

120 - Market Index Definitions - April 30, 2024 (Unaudited) - Equity Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Equity Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 121
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

122 - Market Index Definitions - April 30, 2024 (Unaudited) - Equity Funds
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

Equity Funds - April 30, 2024 (Unaudited) - Glossary - 123
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

124 - Glossary - April 30, 2024 (Unaudited) - Equity Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Equity Funds - April 30, 2024 (Unaudited) - Glossary - 125
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-CEQ (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Example 5
Statement of Investments 6
Statement of Assets And Liabilities 8
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 13
Notes to Financial Statements 14
Supplemental Information 23
Management Information 29
Market Index Definitions 32
Glossary 37

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Asset Allocation
1
Common Stocks 97.0%
Repurchase Agreements 0.1%
Other assets in excess of liabilities 2.9%
100.0%
Top Industries
2
Software 20.0%
Machinery 8.4%
Professional Services 7.5%
Building Products 6.5%
Health Care Equipment & Supplies 5.5%
Electronic Equipment, Instruments & Components 5.2%
Semiconductors & Semiconductor Equipment 4.8%
Construction & Engineering 4.3%
Insurance 4.2%
Hotels, Restaurants & Leisure 3.7%
Other Industries
#
29.9%
100.0%
Top Holdings
2
Onto Innovation, Inc. 4.8%
Construction Partners, Inc., Class A 4.3%
AAON, Inc. 3.7%
Texas Roadhouse, Inc., Class A 3.7%
Kinsale Capital Group, Inc. 3.5%
RBC Bearings, Inc. 3.4%
Exponent, Inc. 3.4%
Descartes Systems Group, Inc. (The) 3.2%
ExlService Holdings, Inc. 3.1%
Novanta, Inc. 2.9%
Other Holdings
#
64.0%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Shareholder Expense Example - 5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,193.40 6.54 1.20
Hypothetical
(a)(b)
1,000.00 1,018.90 6.02 1.20
Class R6 Shares
Actual
(a)
1,000.00 1,195.80 4.53 0.83
Hypothetical
(a)(b)
1,000.00 1,020.74 4.17 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 1,194.90 5.13 0.94
Hypothetical
(a)(b)
1,000.00 1,020.19 4.72 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

6 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Common Stocks 97 .0%
Shares Value ($)
Automobile Components 1 .7%
Dorman Products, Inc.* 197,801 17,297,697
Fox Factory Holding Corp.*(a) 191,003 7,433,837
24,731,534
Banks 0 .9%
Axos Financial, Inc.* 244,237 12,360,835
Biotechnology 0 .7%
Vericel Corp.* 230,896 10,591,199
Broadline Retail 1 .7%
Ollie's Bargain Outlet
Holdings, Inc.* 340,188 24,881,350
Building Products 6 .3%
AAON, Inc. 551,971 51,934,951
Trex Co., Inc.*(a) 434,470 38,472,319
90,407,270
Capital Markets 0 .5%
Hamilton Lane, Inc., Class A 67,345 7,523,783
Chemicals 2 .5%
Balchem Corp. 250,780 35,455,276
Commercial Services & Supplies 2 .3%
Casella Waste Systems, Inc.,
Class A*(a) 359,172 32,469,149
Communications Equipment 1 .2%
Digi International, Inc.* 571,982 17,536,968
Construction & Engineering 4 .1%
Construction Partners, Inc.,
Class A*(a) 1,150,890 59,431,960
Consumer Staples Distribution & Retail 1 .0%
Grocery Outlet Holding Corp.* 572,751 14,874,343
Diversified Consumer Services 1 .4%
Bright Horizons Family
Solutions, Inc.* 197,930 20,527,320
Electronic Equipment, Instruments & Components 5 .0%
ePlus, Inc.* 413,433 31,784,729
Novanta, Inc.* 258,476 40,451,494
72,236,223
Financial Services 1 .0%
I3 Verticals, Inc., Class A* 623,805 14,166,612
Food Products 1 .7%
J & J Snack Foods Corp.(a) 171,890 23,598,778
Ground Transportation 1 .3%
Marten Transport Ltd. 1,113,436 18,839,337
Health Care Equipment & Supplies 5 .4%
Globus Medical, Inc., Class A* 524,135 26,096,682
LeMaitre Vascular, Inc. 301,961 19,567,073
Neogen Corp.* 722,193 8,904,640
Omnicell, Inc.* 213,836 5,732,943
STAAR Surgical Co.* 239,234 10,995,194
UFP Technologies, Inc.*(a) 27,451 5,653,259
76,949,791
Health Care Providers & Services 1 .5%
HealthEquity, Inc.* 273,356 21,570,522
Health Care Technology 2 .0%
Certara, Inc.*(a) 1,638,342 28,032,032
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 3 .6%
Texas Roadhouse, Inc., Class
A 320,562 51,539,958
Household Products 1 .2%
WD-40 Co.(a) 73,117 16,533,947
Insurance 4 .0%
Kinsale Capital Group, Inc. 134,433 48,832,787
Palomar Holdings, Inc.* 116,731 9,183,228
58,016,015
IT Services 1 .1%
Perficient, Inc.*(a) 322,229 15,228,543
Life Sciences Tools & Services 3 .0%
Azenta, Inc.*(a) 171,120 8,976,955
BioLife Solutions, Inc.* 295,163 5,177,159
Bio-Techne Corp. 340,700 21,535,647
Mesa Laboratories, Inc.(a) 65,805 6,980,595
42,670,356
Machinery 8 .1%
Barnes Group, Inc. 91,845 3,188,859
Donaldson Co., Inc. 242,826 17,532,037
ESCO Technologies, Inc. 292,469 29,670,980
RBC Bearings, Inc.*(a) 192,542 47,086,146
SPX Technologies, Inc.* 156,368 19,047,186
116,525,208
Passenger Airlines 0 .3%
Allegiant Travel Co.(a) 84,021 4,584,186
Professional Services 7 .3%
ExlService Holdings, Inc.* 1,510,319 43,799,251
Exponent, Inc. 510,409 46,911,691
NV5 Global, Inc.*(a) 150,981 14,077,469
104,788,411
Semiconductors & Semiconductor Equipment 4 .7%
Onto Innovation, Inc.* 363,020 67,336,580
Software 19 .4%
Agilysys, Inc.* 235,001 19,516,833
Alarm.com Holdings, Inc.* 431,648 28,704,592
Blackbaud, Inc.*(a) 406,634 31,684,921
BlackLine, Inc.* 285,414 16,568,283
Descartes Systems Group,
Inc. (The)* 483,600 44,873,244
DoubleVerify Holdings, Inc.* 916,402 26,850,579
Envestnet, Inc.*(a) 297,343 18,456,080
Fair Isaac Corp.* 32,069 36,344,760
SPS Commerce, Inc.* 153,161 26,630,103
Tyler Technologies, Inc.* 47,077 21,728,389
Vertex, Inc., Class A* 233,847 6,811,963
278,169,747
Trading Companies & Distributors 2 .1%
SiteOne Landscape Supply,
Inc.*(a) 187,796 29,463,314
Total Common Stocks
(cost $848,834,314) 1,391,040,547

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Statement of Investments - 7
Repurchase Agreements 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $204,489,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$208,578.(b)(c) 204,458 204,458
Nomura Securities
International, Inc.,
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $500,074,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$510,262.(b)(c) 500,000 500,000
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $500,074,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$510,075.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $1,204,458) 1,204,458
Total Investments
(cost $850,038,772) — 97.1% 1,392,245,005
Other assets in excess of liabilities — 2.9% 41,927,959
NET ASSETS — 100.0%
$ 1,434,172,964
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $100,994,854, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,204,458 and by $103,223,055 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 5/9/2024 – 2/15/2054, a total value of
$104,427,513.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $1,204,458.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

8 - Statement of Assets and Liabilities - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,391,040,547
Repurchase agreements, at value 1,204,458
Cash 62,587,099
Interest and dividends receivable 192,007
Security lending income receivable 14,141
Receivable for capital shares issued 1,534,687
Prepaid expenses 41,346
Total Assets 1,456,614,285
Liabilities:
Payable for investments purchased 15,344,753
Payable for capital shares redeemed 4,606,658
Payable upon return of securities loaned (Note 2) 1,204,458
Accrued expenses and other payables:
Investment advisory fees 958,513
Fund administration fees 72,440
Distribution fees 18,362
Administrative servicing fees 116,212
Accounting and transfer agent fees 10,638
Trustee fees 4,204
Custodian fees 17,625
Compliance program costs (Note 3) 497
Professional fees 11,418
Printing fees 69,070
Other 6,473
Total Liabilities 22,441,321
Net Assets $ 1,434,172,964
* Includes value of securities on loan (Note 2) 100,994,854
Cost of investment securities 848,834,314
Cost of repurchase agreements 1,204,458
Represented by:
Capital $ 874,413,715
Total distributable earnings (loss) 559,759,249
Net Assets $ 1,434,172,964

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Statement of Assets and Liabilities - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 87,770,228
Class R6 Shares 488,528,268
Institutional Service Class Shares 857,874,468
Total $ 1,434,172,964
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,186,394
Class R6 Shares 6,187,379
Institutional Service Class Shares 11,017,563
Total 18,391,336
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 73 .98 (a)
Class R6 Shares $ 78 .96
Institutional Service Class Shares $ 77 .86
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 78 .49
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

10 - Statement of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 2,138,403
Interest income 1,554,198
Income from securities lending (Note 2) 79,719
Total Income 3,772,320
EXPENSES:
Investment advisory fees 5,747,343
Fund administration fees 215,855
Distribution fees Class A 102,056
Distribution fees Class C(a) 34,055
Administrative servicing fees Class A 48,996
Administrative servicing fees Class C(a) 2,385
Administrative servicing fees Institutional Service Class 532,361
Registration and filing fees 44,809
Professional fees 33,335
Printing fees 87,678
Trustee fees 27,169
Custodian fees 20,324
Accounting and transfer agent fees 25,006
Compliance program costs (Note 3) 3,235
Other 19,353
Total Expenses 6,943,960
NET INVESTMENT LOSS (3,171,640)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 34,730,994
Net realized gains (losses) 34,730,994
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 218,453,571
Net change in unrealized appreciation/depreciation 218,453,571
Net realized/unrealized gains (losses) 253,184,565
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 250,012,925
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment loss $ (3,171,640) $ (6,158,169)
Net realized gains 34,730,994 10,407,961
Net change in unrealized appreciation/depreciation 218,453,571 (54,385,328)
Change in net assets resulting from operations 250,012,925 (50,135,536)
Distributions to Shareholders From:
Distributable earnings:
Class A (586,127) (1,459,750)
Class C(a) (109,257) (335,360)
Class R6 (3,343,624) (5,848,487)
Institutional Service Class (6,907,202) (14,542,636)
Change in net assets from shareholder distributions (10,946,210) (22,186,233)
Change in net assets from capital transactions (98,076,742) 72,546,355
Change in net assets 140,989,973 224,586
Net Assets:
Beginning of period 1,293,182,991 1,292,958,405
End of period $ 1,434,172,964 $ 1,293,182,991
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 18,768,017 $ 15,162,971
Proceeds from shares issued from class conversion (Note 1)(a) 99,310 60,597
Dividends reinvested 532,744 1,360,500
Cost of shares redeemed (12,057,835) (30,234,063)
Total Class A Shares 7,342,236 (13,649,995)
Class C Shares
Proceeds from shares issued 121,007 680,165
Dividends reinvested 108,725 332,118
Cost of shares redeemed in class conversion (Note 1)(a) (99,310) (60,597)
Cost of shares redeemed (13,784,745) (5,908,620)
Total Class C Shares (13,654,323) (4,956,934)
Class R6 Shares
Proceeds from shares issued 72,675,694 155,939,681
Dividends reinvested 3,243,563 5,781,308
Cost of shares redeemed (58,801,692) (68,527,248)
Total Class R6 Shares 17,117,565 93,193,741
Institutional Service Class Shares
Proceeds from shares issued 119,757,719 203,082,625
Dividends reinvested 6,044,990 12,713,787
Cost of shares redeemed (234,684,929) (217,836,869)
Total Institutional Service Class Shares (108,882,220) (2,040,457)
Change in net assets from capital transactions $ (98,076,742) $ 72,546,355

12 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 251,932 222,880
Issued in class conversion (Note 1)(a) 1,447 861
Reinvested 7,374 21,301
Redeemed (168,183) (444,394)
Total Class A Shares 92,570 (199,352)
Class C Shares
Issued 2,034 11,398
Reinvested 1,708 5,855
Redeemed in class conversion (Note 1)(a) (1,641) (971)
Redeemed (209,163) (97,874)
Total Class C Shares (207,062) (81,592)
Class R6 Shares
Issued 932,494 2,162,256
Reinvested 42,124 85,283
Redeemed (749,366) (948,898)
Total Class R6 Shares 225,252 1,298,641
Institutional Service Class Shares
Issued 1,558,254 2,845,222
Reinvested 79,571 189,871
Redeemed (3,065,102) (3,066,320)
Total Institutional Service Class Shares (1,427,277) (31,227)
Total change in shares (1,316,517) 986,470
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Financial Highlights - 13
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 62.47 $ (0.25) $ 12.32 $ 12.07 $ — $ (0.56) $ (0.56) $ 73.98 19.34%(f) $ 87,770 1.20% (0.70)% 1.20% 7.73%
10/31/2023 66.11 (0.48) (1.97) (2.45) — (1.19) (1.19) 62.47 (3.75)% 68,329 1.20% (0.71)% 1.20% 16.45%
10/31/2022 92.50 (0.66) (18.20) (18.86) — (7.53) (7.53) 66.11 (22.02)% 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
10/31/2020 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) 68.67 15.60% 93,544 1.21% (0.89)% 1.21% 17.45%
10/31/2019 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) 60.71 9.13% 85,092 1.23% (0.74)% 1.23% 17.37%
Class R6 Shares
4/30/2024 (Unaudited) 66.51 (0.13) 13.14 13.01 — (0.56) (0.56) 78.96 19.58% 488,528 0.83% (0.33)% 0.83% 7.73%
10/31/2023 70.06 (0.25) (2.11) (2.36) — (1.19) (1.19) 66.51 (3.40)% 396,570 0.83% (0.34)% 0.83% 16.45%
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
10/31/2020 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) 71.89 16.03% 330,982 0.84% (0.54)% 0.84% 17.45%
10/31/2019 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) 63.26 9.54% 195,409 0.85% (0.37)% 0.85% 17.37%
Institutional Service Class Shares
4/30/2024 (Unaudited) 65.64 (0.17) 12.95 12.78 — (0.56) (0.56) 77.86 19.49%(f) 857,874 0.94% (0.44)% 0.94% 7.73%
10/31/2023 69.23 (0.32) (2.08) (2.40) — (1.19) (1.19) 65.64 (3.50)% 816,865 0.94% (0.45)% 0.94% 16.45%
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
10/31/2020 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) 71.26 15.90% 903,364 0.96% (0.64)% 0.96% 17.45%
10/31/2019 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) 62.79 9.41% 748,351 0.98% (0.49)% 0.98% 17.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

14 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class R6, and Institutional Service Class shares. Effective February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Fund no longer accepts purchase orders from any investor for Class C shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Notes to Financial Statements - 15
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of April 30, 2024. Please refer to the
Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,391,040,547 $ – $ – $ 1,391,040,547
Repurchase Agreements – 1,204,458 – 1,204,458
Total $ 1,391,040,547 $ 1,204,458 $ – $ 1,392,245,005

16 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, the Fund did not have overdrawn balances.
(c) Securities Lending
During the six months ended April 30, 2024, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
The Fund receives payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on the Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Growth $ 1,204,458

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Notes to Financial Statements - 17
(d) Joint Repurchase Agreements
During the six months ended April 30, 2024, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of April 30, 2024, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the
As of April 30, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $72,717,910,collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 5/15/2024 - 2/15/2054; total market value $74,172,268.
Nomura Securities International, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $55,508,171, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 6.88%, maturing 10/31/2024 - 6/30/2030; total market value
$56,639,051
Santander US Capital Markets, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $69,510,251,collateralized by
U.S. Government Treasury Securities, ranging from 1.38% - 4.13%, maturing 10/15/2028 - 3/31/2031; total market value
$70,900,459.
Small Cap Growth
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 204,458 $ – $ 204,458 $ (204,458) $ –
Nomura Securities
International, Inc. 500,000 – 500,000 (500,000) –
Santander US Capital
Markets 500,000 – 500,000 (500,000) –
Total $ 1,204,458 $ – $ 1,204,458 $ (1,204,458) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

18 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Notes to Financial Statements - 19
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2024, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2024, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2025.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2024, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory Fee
Rate
Small Cap Growth 0.76%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

20 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2024, NFM earned $215,855 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2024, the Fund’s portion of such costs amounted to $3,235.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25%
of the rate may be a service fee and 0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2024, the Fund imposed front-
end sales charges of $9,828. From these fees, NFD retained a portion amounting to $1,358.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Class A and Class C CDSCs are 1.00%. During the six months ended April 30, 2024, the Fund imposed
CDSCs of $20. NFD retained all of the CDSCs imposed by the Fund.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Notes to Financial Statements - 21
For the six months ended April 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2024, the Fund’s total administrative services fees were as follows:
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended April 30, 2024, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, the Fund did not engage in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.12% 0.04% 0.11%
Fund Amount
Small Cap Growth $ 583,742
Fund
% of Shares
Outstanding
Owned
Small Cap Growth —%
Fund Purchases Sales
Small Cap Growth $ 110,404,119 $ 208,809,549

22 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
7. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
8. Other
As of April 30, 2024, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
9. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
During the six months ended April 30, 2024, the Fund recaptured the following amount of brokerage commissions:
5
10. Federal Tax Information
As of April 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Small Cap Growth 45.14% 4
Fund Amount
Small Cap Growth $ 10,413
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 859,618,428 $ 570,940,542 $ (38,313,965) $ 532,626,577

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Supplemental Information - 23
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. 130/30 Equity Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser(s) (each, a “Sub-
Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

24 - Supplemental Information - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Supplemental Information - 25
The Trustees considered that Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide
Bond Portfolio, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Multi-Cap Portfolio Fund, Nationwide U.S. 130/30 Equity Fund, and Nationwide
WCM Focused Small Cap Fund, were each shown to pay actual management fees and to have total expense ratios (including 12b-
1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide
International Small Cap Fund, and Nationwide Janus Henderson Overseas Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/
non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of
Nationwide BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide Loomis Short Term Bond Fund was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the
Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For all of the above Funds, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance (or two-year performance for Nationwide GQG US Quality Equity Fund) for the period ended June 30, 2023 at or above its performance universe median, or below the median but within the top three comparative quintiles. With respect to
Nationwide U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been organized in September 2022 and did not yet have two years of performance.
With respect to Nationwide BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-
year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022. In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year 2021 and the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended June 30, 2023 (from the 76th percentile for the three-year period to the 65th percentile for the one-year period).
With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight to longer duration investment grade corporate credit and high yield positions and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. In this regard, the Trustees noted that the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended October 31, 2021 (from the 74th percentile in for the three-year period to the 65th percentile for the one-year period). The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to Nationwide Bond Portfolio, the Trustees noted that the Fund had been organized in 2021 and had experienced two-
year performance in the fourth quintile of its performance universe and considered that, as of October 2022, the Fund’s prior sub-
adviser was replaced and the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that, as of July 2022, the Fund’s prior sub-adviser has been replaced and that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Adviser is considering additional steps to take in the coming year and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of the potential change.
With respect to Nationwide WCM Focused Small Cap Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the first quintile of its performance universe for the one-year period ended June 30, 2023.
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

26 - Supplemental Information - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The Trustees considered that Nationwide Government Money Market Fund compared unfavorably with its peers on the basis of both expenses and performance records. With respect to the Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, one basis point below its performance universe median, in the third quintile. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expenses rankings were expected to improve in a normalized interest rate environment. In this regard, the Trustees noted that for the period ended October 10, 2023, the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) improved to the fourth quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered that Nationwide Small Company Growth Fund compared unfavorably with its peers on the basis of both expenses and performance records. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements that a majority of the Fund’s peers with lower total expenses (including 12b-1/non-12b-1 fees) were directly managed and the Fund’s sub-advised structure (and related sub-
advisory fee) resulted in the higher overall cost of the Fund comparatively. With respect to Nationwide Small Company Growth
Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the market environment in recent years was challenging for the Sub-Adviser’s style of investing and that the Fund’s performance in 2023 had begun to improve. In this regard, the Trustees noted that performance for the three-month period ended June 30, 2023 had ranked in the first quintile of its performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its expenses and investment performance.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Supplemental Information - 27
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Management Information - 29
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

30 - Management Information - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Management Information - 31
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

32 - Market Index Definitions - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Market Index Definitions - 33
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

34 - Market Index Definitions - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Market Index Definitions - 35
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

36 - Market Index Definitions - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Glossary - 37
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

38 - Glossary - April 30, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Nationwide Geneva Small Cap Growth Fund - April 30, 2024 (Unaudited) - Glossary - 39
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-SCG (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Fundamental All Cap Equity Portfolio
Nationwide Multi-Cap Portfolio
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments.
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Example 8
Statements of Investments 10
Statements of Assets and Liabilities 118
Statements of Operations 122
Statements of Changes in Net Assets 124
Financial Highlights 127
Notes to Financial Statements 131
Supplemental Information 160
Management Information 165
Market Index Definitions 168
Glossary 173

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Mutual Funds
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Asset Allocation
1
Corporate Bonds 34.5%
Mortgage-Backed Securities 30.9%
U.S. Treasury Obligations 19.8%
Asset-Backed Securities 11.5%
Commercial Mortgage-Backed Securities 4.6%
Collateralized Mortgage Obligations 3.5%
Repurchase Agreements 0.7%
Foreign Government Securities 0.6%
Supranational 0.2%
Interest Rate Swaps
†
0.0%
Municipal Bonds 0.1%
Forward Currency Contracts
†
(0.0)%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets
§
(6.4)%
100.0%
Top Industries
2
Banks 4.0%
Oil, Gas & Consumable Fuels 3.1%
Capital Markets 2.5%
Health Care Providers & Services 1.9%
Diversified Telecommunication Services 1.5%
Software 1.3%
Entertainment 1.2%
Semiconductors & Semiconductor Equipment 1.1%
Wireless Telecommunication Services 1.1%
Beverages 1.0%
Other Industries
#
81.3%
100.0%
Top Holdings
2
GNMA, 5.50%, 5/15/2054 2.8%
U.S. Treasury Bonds, 2.00%, 11/15/2041 2.8%
FNMA/FHLMC UMBS, 30 Year, Single Family,
5.50%, 5/25/2054 2.4%
GNMA, 6.00%, 5/15/2054 2.2%
GNMA, 2.00%, 12/20/2051 1.6%
GNMA, 6.50%, 5/15/2054 1.6%
U.S. Treasury Notes, 2.63%, 5/31/2027 1.4%
U.S. Treasury Notes, 0.75%, 8/31/2026 1.3%
U.S. Treasury Notes, 0.50%, 6/30/2027 1.3%
FNMA UMBS, 5.50%, 11/1/2052 1.3%
Other Holdings
#
81.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Fundamental All Cap Equity - April 30, 2024 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 96.7%
Repurchase Agreements 2.8%
Exchange Traded Funds 2.6%
Rights
†
0.0%
Liabilities in excess of other assets (2.1)%
100.0%
Top Industries
2
Software 10.8%
Semiconductors & Semiconductor Equipment 8.4%
Interactive Media & Services 5.8%
Technology Hardware, Storage & Peripherals 5.2%
Banks 3.9%
Financial Services 3.7%
Insurance 3.7%
Oil, Gas & Consumable Fuels 3.3%
Broadline Retail 3.2%
Biotechnology 3.0%
Other Industries
#
49.0%
100.0%
Top Holdings
2
Microsoft Corp. 6.1%
Apple, Inc. 4.8%
NVIDIA Corp. 4.0%
Amazon.com, Inc. 3.2%
Alphabet, Inc., Class A 3.1%
iShares Russell 2000 ETF 2.5%
Alphabet, Inc., Class C 1.9%
Eli Lilly & Co. 1.4%
JPMorgan Chase & Co. 1.3%
Visa, Inc., Class A 1.3%
Other Holdings
#
70.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

6 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset Allocation
1
Common Stocks 67.1%
Short-Term Investments 17.3%
Corporate Bonds 6.9%
Asset-Backed Securities 2.1%
Exchange Traded Funds 1.9%
Mortgage-Backed Securities 1.9%
U.S. Treasury Obligations 1.3%
Collateralized Mortgage Obligations 1.0%
Commercial Mortgage-Backed Securities 0.9%
Repurchase Agreements 0.9%
Forward Currency Contracts 0.3%
Foreign Government Securities 0.1%
Interest Rate Swaps 0.1%
Purchased Options
†
0.0%
Credit Default Swaps
†
0.0%
Master Limited Partnership
†
0.0%
Closed End Fund
†
0.0%
Rights
†
0.0%
Warrants
†
0.0%
Written Swaptions
†
0.0%
Written Options
†
0.0%
Futures Contracts (0.2)%
Total Return Swaps (1.1%)
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Software 6.5%
Semiconductors & Semiconductor Equipment 5.9%
Banks 3.9%
Interactive Media & Services 3.6%
Technology Hardware, Storage & Peripherals 3.4%
Oil, Gas & Consumable Fuels 3.0%
Financial Services 2.9%
Pharmaceuticals 2.7%
Broadline Retail 2.4%
Capital Markets 2.3%
Other Industries
#
63.4%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio - Institutional Class, 5.24% 10.1%
Microsoft Corp. 3.8%
Apple, Inc. 3.2%
NVIDIA Corp. 2.6%
Amazon.com, Inc. 2.1%
Alphabet, Inc., Class A 1.3%
Meta Platforms, Inc., Class A 1.2%
Alphabet, Inc., Class C 1.1%
Berkshire Hathaway, Inc., Class B 0.9%
Eli Lilly & Co. 0.8%
Other Holdings
#
72.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2024 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 97.7%
Total Return Swaps (0.5)%
Liabilities in excess of other assets 2.8%
100.0%
Top Industries
2
Software 12.6%
Technology Hardware, Storage & Peripherals 6.3%
Semiconductors & Semiconductor Equipment 6.2%
Insurance 5.5%
Financial Services 5.3%
Ground Transportation 4.6%
Professional Services 4.3%
Health Care Providers & Services 4.2%
Electric Utilities 4.1%
Hotels, Restaurants & Leisure 3.8%
Other Industries 43.1%
100.0%
Top Holdings
2
Apple, Inc. 6.3%
Microsoft Corp. 5.2%
NVIDIA Corp. 4.3%
Mastercard, Inc., Class A 2.6%
Alphabet, Inc., Class C 2.1%
PayPal Holdings, Inc. 1.9%
Amazon.com, Inc. 1.9%
NRG Energy, Inc. 1.9%
Automatic Data Processing, Inc. 1.9%
Valero Energy Corp. 1.8%
Other Holdings 70.1%
100.0%
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

8 - Shareholder Expense Example - April 30, 2024 (Unaudited) - 1940 Act Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Bond Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,054.20 1.63 0.32
Hypothetical
(a)(b)
1,000.00 1,023.27 1.61 0.32
Nationwide Fundamental All Cap Equity Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,206.90 1.43 0.26
Hypothetical
(a)(b)
1,000.00 1,023.57 1.31 0.26
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,214.50 1.43 0.26
Hypothetical
(a)(b)
1,000.00 1,023.57 1.31 0.26

1940 Act Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 9
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide U.S. 130/30 Equity Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,208.90 2.69 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-
month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities 11.5%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 6.1%
Other 6.1%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.70%, 1/15/2035(a)(b) 635,000 634,998
AMMC CLO XI Ltd., Series
2012-11A, Class A1R2,
6.59%, 4/30/2031(a)(b) 1,385,311 1,387,801
Apidos CLO XV, Series
2013-15A, Class A1RR,
6.60%, 4/20/2031(a)(b) 2,294,578 2,295,725
Bain Capital Credit
CLO, Series 2020-1A,
Class A1R, 1.25%,
4/18/2033(a)(b) 3,575,000 3,57 6,898
Barings CLO Ltd., Series
2019-3A, Class A1R,
6.66%, 4/20/2031(a)(b) 3,500,000 3,501,687
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 7.37%, 4/25/2037(a)
(b) 2,600,000 2,602,598
Cedar Funding IX CLO
Ltd., Series 2018-
9A, Class A1, 6.57%,
4/20/2031(a)(b) 1,569,357 1,571,168
CIFC Funding Ltd., Series
2018-2A, Class A1,
6.63%, 4/20/2031(a)(b) 1,657,548 1,658,377
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 7.16%,
1/15/2037(a)(b) 2,000,000 2 ,019,178
Hayfin US XII Ltd., Series
2018-8A, Class A,
6.71%, 4/20/2031(a)(b) 1,245,449 1,247,155
Invesco CLO Ltd., Series
2021-2A, Class A,
6.71%, 7/15/2034(a)(b) 3,000,000 3,002,652
LCM 39 Ltd., Series
39A, Class A1, 7.29%,
10/15/2034(a)(b) 745,000 747,177
Logan CLO I Ltd., Series
2021-1A, Class AR2,
0.00%, 4/20/2037(a)(b) 1,750,000 1,750,000
Oaktree CLO Ltd., Series
2021-1A, Class A1,
6.75%, 7/15/2034(a)(b) 3,500,000 3,501,922
OCP CLO Ltd., Series
2016-11A, Class A1R2,
6.74%, 4/26/2036(a)(b) 3,125,000 3,126,681
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 6.73%, 7/20/2034(a)
(b) 3,300,000 3,302,221
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 6.72%,
11/14/2034(a)(b) 4,000,000 3,999,948
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
6.73%, 4/15/2031(a)(b) 2,075,000 2,075,203
Park Blue CLO 2022-II
Ltd., Series 2022-
2A, Class A1, 7.87%,
1/20/2035(a)(b) 1,500,000 1,504,560
PARK BLUE CLO Ltd.,
Series 2023-3A, Class
A1, 7.32%, 4/20/2036(a)
(b) 3,500,000 3,524,528
RR 26 Ltd., Series 2023-
26A, Class A1, 7.11%,
4/15/2038(a)(b) 2,200,000 2,208,131
Southwick Park CLO
LLC, Series 2019-4A,
Class A1R, 6.65%,
7/20/2032(a)(b) 2,000,000 2,000,422
Voya CLO Ltd., Series
2019-2A, Class AR,
6.52%, 7/20/2032(a)(b) 2,975,000 2,984,520
54,223,550
JERSEY 0.7%
Other 0.7%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
7.42%, 4/25/2036(a)(b) 3,200,000 3,223,613
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 7.57%, 7/20/2036(a)
(b) 2,100,000 2,124,112
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 7.77%, 1/20/2036(a)
(b) 1,100,000 1,110,054
6,457,779
UNITED STATES 4.7%
Automobiles 2.4%
Bank of America Auto
Trust, Series 2023-
2A, Class A2, 5.85%,
8/17/2026(b) 1,525,000 1,526,405
Ford Credit Auto Lease
Trust, Series 2024-A,
Class A2A, 5.24%,
7/15/2026 3,450,000 3,441,489
Ford Credit Auto Owner
Trust, Series 2024-
1, Class A, 4.87%,
8/15/2036(b) 2,225,000 2,177,279
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,189,737
Hyundai Auto Lease
Securitization Trust,
Series 2024-A,
Class A2A, 5.15%,
6/15/2026(b) 3,450,000 3,436,968

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 11
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Receivables
Trust, Series 2023-A,
Class A2A, 5.19%,
12/15/2025 1,115,068 1,113,730
Nissan Auto Lease Trust,
Series 2024-A, Class
A2A, 5.11%, 10/15/2026 4,475,000 4,451,851
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A2A,
5.34%, 2/17/2026 1,459,015 1,457,419
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 293,644 287,935
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 966,275
21,049,088
Credit Card 1.8%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 2,650,000 2,592,922
Barclays Dryrock Issuance
Trust
Series 2023-2, Class A,
6.23%, 8/15/2028(a) 2,350,000 2,365,778
Series 2023-1, Class A,
4.72%, 2/15/2029 4,400,000 4,339,818
Capital One Multi-Asset
Execution Trust
Series 2022-A2, Class
A, 3.49%, 5/15/2027 2,650,000 2,594,242
Series 2022-A3, Class
A, 4.95%, 10/15/2027 2,200,000 2,182,310
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,252,978
16,328,048
Home Equity 0.1%
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 6.93%,
5/25/2054(a)(b) 798,722 804,716
Other 0.4%
Helios Issuer LLC, Series
2023-GRID1, Class 1A,
5.75%, 12/20/2050(b) 267,098 265,077
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
7.27%, 1/20/2037(a)(b) 3,300,000 3,336,267
3,601,344
41,783,196
Total Asset-Backed Securities
(cost  $102,104,989) 102,464,525
Collateralized Mortgage Obligations 3.5%
Principal
Amount ($) Value ($)
UNITED STATES 3.5%
Angel Oak Mortgage Trust,
Series 2021-6, Class A1,
1.46%, 9/25/2066(a)(b) 524,823 418,945
BINOM Securitization
Trust, Series 2022-
INV1, Class A1, 4.44%,
8/25/2057(a)(b) 1,082,435 1,005,463
BRAVO Residential
Funding Trust, Series
2024-NQM1, Class A1,
5.94%, 12/1/2063(b)(c) 2,675,212 2,659,036
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M2, 9.23%,
4/25/2043(a)(b) 694,218 741,349
Series 2023-R05,
Class 1M2, 8.43%,
6/25/2043(a)(b) 390,000 409,646
Series 2023-R06,
Class 1M2, 8.03%,
7/25/2043(a)(b) 400,000 414,015
Series 2023-R08,
Class 1M2, 7.83%,
10/25/2043(a)(b) 760,000 780,207
Series 2024-R01,
Class 1M2, 7.13%,
1/25/2044(a)(b) 600,000 601,699
Series 2024-R02,
Class 1M2, 7.13%,
2/25/2044(a)(b) 1,600,000 1,601,692
Series 2024-R03,
Class 2M2, 7.28%,
3/25/2044(a)(b) 675,000 676,064
FHLMC STACR REMIC
Trust
Series 2022-HQA1,
Class M1B, 8.83%,
3/25/2042(a)(b) 650,000 680,340
Series 2023-HQA2,
Class M1B, 8.68%,
6/25/2043(a)(b) 653,000 690,390
Series 2024-HQA1,
Class A1, 6.58%,
3/25/2044(a)(b) 2,747,105 2,747,449
Series 2024-HQA1,
Class M1, 6.58%,
3/25/2044(a)(b) 1,823,602 1,825,888
Series 2024-HQA1,
Class M2, 7.33%,
3/25/2044(a)(b) 825,000 824,786
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 7.49%,
4/25/2049(a)(b) 751,492 754,783
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 7,436,053 5,837,988

12 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
J.P. Morgan Mortgage
Trust
Series 2024-4,
Class A5A, 6.00%,
10/25/2054(a)(b) 950,000 943,459
Series 2022-DSC1,
Class A3, 4.75%,
1/25/2063(a)(b) 1,222,049 1,132,336
Series 2023-DSC1,
Class A1, 4.62%,
7/25/2063(a)(b) 1,198,233 1,122,932
OBX Trust
Series 2024-NQM1,
Class A1, 5.93%,
11/25/2063(b)(c) 2,730,440 2,704,894
Series 2024-NQM1,
Class A2, 6.25%,
11/25/2063(b)(c) 144,979 143,660
Series 2024-NQM4,
Class A1, 6.07%,
1/25/2064(b)(c) 2,021,493 2,010,567
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 651,606
31,379,194
0
Total Collateralized Mortgage Obligations
(cost $31,746,532) 31,379,194
Commercial Mortgage-Backed Securities 4.6%
UNITED STATES 4.6%
BANK
Series 2022-BNK39,
Class A4, 2.93%,
2/15/2055(a) 1,900,000 1,577,269
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,147,235
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 638,504
Series 2022-BNK40,
Class A4, 3.51%,
3/15/2064(a) 2,380,000 2,064,746
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 694,076
BBCMS Mortgage Trust ,
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,053,824
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 6.66%,
3/15/2041(a)(b) 1,675,000 1,672,906
BMO Mortgage Trust ,
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057 1,900,000 1,957,402
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
BX Commercial Mortgage
Trust
Series 2024-XL4, Class
A, 6.76%, 2/15/2039(a)
(b) 2,900,000 2,900,000
Series 2023-VLT2,
Class A, 7.60%,
6/15/2040(a)(b) 2,000,000 2,005,625
Series 2024-XL5, Class
A, 6.71%, 3/15/2041(a)
(b) 1,498,228 1,494,481
BX Trust
Series 2024-BIO, Class
A, 6.96%, 2/15/2041(a)
(b) 2,775,000 2,776,722
Series 2024-PAT, Class
A, 7.41%, 3/15/2041(a)
(b) 650,000 649,594
Series 2024-PAT, Class
B, 8.36%, 3/15/2041(a)
(b) 225,000 224,859
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 430,454
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,909,193
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 946,834
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 830,420
Series KF153, Class AS,
6.00%, 2/25/2033(a) 736,335 737,623
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.72%,
10/25/2031(a) 1,000,000 782,275
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,293,274
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 6.43%, 4/15/2037(a)
(b) 1,464,419 1,394,860
Series 2022-OPO, Class
A, 3.02%, 1/5/2039(b) 1,841,000 1,616,443
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 537,930 535,680
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 476,354

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 13
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 333,756 324,435
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 459,301
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 520,070
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 458,741
MSWF Commercial
Mortgage Trust , Series
2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,119,738
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 6.39%,
1/15/2036(a)(b) 1,300,000 1,257,750
TYSN Mortgage Trust ,
Series 2023-CRNR,
Class A, 6.80%,
12/10/2033(a)(b) 1,850,000 1,896,091
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 459,962
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,171,341
Total Commercial Mortgage-Backed
Securities
(cost $41,897,629)
40,478,082
Corporate Bonds 34.5%
BELGIUM 0.7%
Beverages 0.7%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 3,025,000 2,815,843
Anheuser-Busch InBev
Worldwide, Inc., 4.75%,
1/23/2029 3,080,000 3,028,672
5,844,515
CANADA 0.8%
Banks 0.3%
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 973,369
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 778,444
Royal Bank of Canada,
2.05%, 1/21/2027 500,000 458,943
2,210,756
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 291,329
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc.
1.60%, 10/4/2026 400,000 364,030
2.50%, 8/1/2033 925,000 714,770
1,078,800
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 95,617
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b) 622,000 606,215
Wireless Telecommunication Services 0.3%
Rogers Communications,
Inc., 3.20%, 3/15/2027 3,265,000 3,062,823
7,345,540
CHINA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
NXP BV
3.15%, 5/1/2027 265,000 247,724
3.40%, 5/1/2030 2,725,000 2,420,104
2.50%, 5/11/2031 400,000 326,538
2,994,366
FRANCE 0.1%
Banks 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,202,580
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(d) 150,000 136,455
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 958,773
3.30%, 1/30/2032 764,000 637,822
3.40%, 10/29/2033 1,325,000 1,078,778
2,675,373
JAPAN 0.5%
Banks 0.4%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
0.55%), 0.95%,
7/19/2025(d) 880,000 870,209

14 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Banks
Mizuho Financial Group,
Inc., (CME Term SOFR
3 Month + 1.24%),
2.84%, 7/16/2025(d) 400,000 397,249
Sumitomo Mitsui Financial
Group, Inc., 0.95%,
1/12/2026 2,250,000 2,081,729
3,349,187
Capital Markets 0.1%
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 316,663
3,665,850
MEXICO 0.5%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030(e) 1,852,000 1,601,447
Construction & Engineering 0.3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,340,844
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 181,475
4,123,766
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 244,775
QATAR 0.1%
Oil, Gas & Consumable Fuels 0.1%
QatarEnergy, Reg. S,
2.25%, 7/12/2031 1,570,000 1,275,311
SAUDI ARABIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,175,091
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 350,523
SPAIN 0.4%
Banks 0.3%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,439,304
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 714,283
3,153,587
SWITZERLAND 0.3%
Capital Markets 0.3%
UBS Group AG
(SOFR + 1.56%),
2.59%, 9/11/2025(b)(d) 793,000 783,176
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(d)(e)(f) 370,000 406,070
(SOFR + 5.02%),
9.02%, 11/15/2033(b)(d) 975,000 1,152,100
2,341,346
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,172,728
UNITED KINGDOM 0.7%
Banks 0.2%
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(d) 730,000 718,517
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 1,235,000 1,144,612
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(d) 275,000 272,171
2,135,300
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030(e) 400,000 333,033
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 184,465
Diversified Telecommunication Services 0.2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 1,470,000 1,757,199
Food Products 0.0%
†
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 422,020
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 952,000 926,518
Tobacco 0.2%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 281,340
2.26%, 3/25/2028 970,000 852,636
7.75%, 10/19/2032(e) 110,000 121,997

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Tobacco
BAT International Finance
plc, 4.45%, 3/16/2028 325,000 310,874
1,566,847
7,325,382
UNITED STATES 29.1%
Aerospace & Defense 0.9%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 194,072
3.38%, 6/15/2046 2,650,000 1,647,980
3.85%, 11/1/2048 450,000 295,938
6.86%, 5/1/2054(b) 548,000 549,485
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 1,025,000 926,485
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 464,232
RTX Corp.
3.95%, 8/16/2025 800,000 784,301
6.10%, 3/15/2034 2,670,000 2,760,005
4.05%, 5/4/2047(e) 825,000 635,198
8,257,696
Automobiles 0.6%
General Motors Co.,
5.95%, 4/1/2049 1,375,000 1,292,889
Hyundai Capital America
5.70%, 6/26/2030(b) 1,300,000 1,293,196
6.20%, 9/21/2030(b) 2,410,000 2,453,953
5,040,038
Banks 2.9%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 982,553
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 477,244
(SOFR + 1.63%),
5.20%, 4/25/2029(d) 2,745,000 2,702,516
(SOFR + 1.06%),
2.09%, 6/14/2029(d) 4,075,000 3,545,281
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(d) 1,209,000 945,024
6.11%, 1/29/2037 3,050,000 3,102,509
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(d) 580,000 579,256
4.40%, 6/10/2025 200,000 196,950
4.45%, 9/29/2027 400,000 384,949
(SOFR + 1.35%),
3.06%, 1/25/2033(d) 3,650,000 3,018,688
HSBC USA, Inc., 3.75%,
5/24/2024 220,000 219,698
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
JPMorgan Chase & Co.
2.95%, 10/1/2026 753,000 712,067
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(d) 400,000 342,316
(SOFR + 1.26%),
2.96%, 1/25/2033(d) 425,000 353,128
(SOFR + 1.80%),
4.59%, 4/26/2033(d) 5,075,000 4,722,887
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(d)(e) 1,135,000 1,176,894
(SOFR + 1.85%),
5.05%, 1/27/2034(d) 1,280,000 1,152,145
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(d) 1,025,000 1,027,028
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(d) 366,000 343,622
25,984,755
Beverages 0.2%
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 784,845
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029 573,000 536,934
3.20%, 5/1/2030 470,000 416,210
1,737,989
Biotechnology 0.9%
AbbVie, Inc.
4.95%, 3/15/2031 1,420,000 1,392,834
4.30%, 5/14/2036 742,000 667,907
4.25%, 11/21/2049 721,000 589,142
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,831,704
5.25%, 3/2/2033 1,882,000 1,840,926
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,234,267
7,556,780
Building Products 0.4%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 319,678
Carrier Global Corp.,
5.90%, 3/15/2034 3,075,000 3,141,676
3,461,354
Capital Markets 2.3%
Ares Capital Corp.
2.15%, 7/15/2026 2,350,000 2,157,892
2.88%, 6/15/2028(e) 500,000 439,247
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 22,794
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 126,806

16 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 982,320
2.45%, 3/3/2027 205,000 188,830
CME Group, Inc., 2.65%,
3/15/2032(e) 60,000 50,498
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 859,015
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 189,089
2.63%, 1/15/2027 500,000 450,048
3.25%, 7/15/2027 1,350,000 1,214,447
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 149,209
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 1,740,000 1,577,762
Morgan Stanley
4.00%, 7/23/2025 200,000 196,184
5.00%, 11/24/2025 300,000 296,875
3.63%, 1/20/2027 1,000,000 955,975
(SOFR + 1.59%),
5.16%, 4/20/2029(d) 2,255,000 2,218,150
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(d) 4,700,000 4,470,787
(SOFR + 1.73%),
5.47%, 1/18/2035(d) 420,000 408,608
(SOFR + 1.36%),
2.48%, 9/16/2036(d) 1,975,000 1,523,527
MSCI, Inc., 4.00%,
11/15/2029(b) 1,180,000 1,066,320
Nasdaq, Inc., 3.85%,
6/30/2026(e) 200,000 193,054
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 378,030
3.44%, 10/15/2028 150,000 126,931
S&P Global, Inc., 4.75%,
8/1/2028 780,000 764,334
21,006,732
Chemicals 0.4%
Cabot Corp., 4.00%,
7/1/2029(e) 720,000 667,291
Celanese US Holdings
LLC
6.05%, 3/15/2025 643,000 643,086
1.40%, 8/5/2026 230,000 208,617
6.33%, 7/15/2029 250,000 253,602
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 147,455
EIDP, Inc., 2.30%,
7/15/2030 395,000 331,914
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 951,721
3,203,686
Commercial Services & Supplies 0.7%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 553,016
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
3.70%, 4/1/2027 4,000 3,846
Republic Services, Inc.,
3.95%, 5/15/2028 2,980,000 2,833,276
Veralto Corp., 5.45%,
9/18/2033(b) 2,550,000 2,501,206
5,891,344
Communications Equipment 0.3%
Motorola Solutions, Inc.
4.60%, 2/23/2028 1,190,000 1,154,132
4.60%, 5/23/2029(e) 1,658,000 1,593,090
2,747,222
Construction & Engineering 0.0%
†
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 85,521
2.35%, 1/15/2032 505,000 398,445
483,966
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 280,833
Consumer Finance 0.1%
American Express Co.
3.38%, 5/3/2024 220,000 219,985
3.95%, 8/1/2025 200,000 195,956
Capital One Financial
Corp., 3.75%,
7/28/2026(e) 550,000 526,193
942,134
Diversified REITs 0.2%
GLP Capital LP, 5.75%,
6/1/2028 510,000 503,766
Simon Property Group LP,
1.38%, 1/15/2027 80,000 71,953
VICI Properties LP
4.38%, 5/15/2025 1,090,000 1,071,133
4.50%, 1/15/2028(b)(e) 250,000 237,324
1,884,176
Diversified Telecommunication Services 1.3%
AT&T, Inc.
1.65%, 2/1/2028 2,300,000 2,009,824
2.75%, 6/1/2031 6,475,000 5,418,583
4.85%, 3/1/2039 1,000,000 890,937
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,009,533
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,394,908
2.55%, 3/21/2031 1,525,000 1,265,562
11,989,347
Electric Utilities 1.0%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 83,021
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 166,236

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 125,240
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 86,417
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 94,107
Eversource Energy,
4.20%, 6/27/2024 665,000 663,279
Georgia Power Co.,
4.70%, 5/15/2032 390,000 369,191
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 187,968
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 94,587
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 94,331
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032(e) 125,000 114,274
4.55%, 9/15/2032 160,000 150,067
Pacific Gas and Electric
Co., 3.30%, 8/1/2040(e) 1,500,000 1,045,304
PacifiCorp
2.70%, 9/15/2030 100,000 84,430
5.80%, 1/15/2055 1,410,000 1,301,017
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 47,785
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 477,302
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026(e) 250,000 232,557
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 79,769
Union Electric Co., 2.95%,
3/15/2030 100,000 87,330
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 176,370
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 27,599
3.95%, 9/1/2032(e) 155,000 138,822
Xcel Energy, Inc.
3.35%, 12/1/2026 2,100,000 1,987,064
1.75%, 3/15/2027 850,000 764,066
8,678,133
Electronic Equipment, Instruments & Components 0.0%
†
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 60,000 56,385
CDW LLC, 3.25%,
2/15/2029 125,000 111,276
167,661
Energy Equipment & Services 0.2%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,420,068
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Entertainment 1.3%
Netflix, Inc.
5.88%, 11/15/2028 1,370,000 1,398,360
5.38%, 11/15/2029(b) 2,858,000 2,849,841
4.88%, 6/15/2030(b) 800,000 776,969
Warnermedia Holdings,
Inc.
6.41%, 3/15/2026 2,900,000 2,900,816
4.28%, 3/15/2032 3,825,000 3,294,804
11,220,790
Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 241,717
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 356,646
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 91,236
1.35%, 3/15/2031 100,000 76,303
765,902
Food Products 0.8%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,234,579
Campbell Soup Co.,
5.40%, 3/21/2034 1,802,000 1,757,951
General Mills, Inc., 4.20%,
4/17/2028 250,000 239,338
J M Smucker Co. (The)
5.90%, 11/15/2028(e) 1,369,000 1,395,085
6.20%, 11/15/2033(e) 1,680,000 1,735,430
Kraft Heinz Foods Co.,
3.75%, 4/1/2030 525,000 482,375
McCormick & Co., Inc.,
0.90%, 2/15/2026(e) 250,000 230,569
7,075,327
Gas Utilities 0.2%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 46,673
1.50%, 1/15/2031 100,000 79,091
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 734,467
2.95%, 3/1/2031 200,000 164,420
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 180,125
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 90,935
1,295,711
Health Care Equipment & Supplies 0.5%
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 815,771
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052 670,000 714,137
Solventum Corp.
5.40%, 3/1/2029(b)(e) 1,875,000 1,839,530

18 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Equipment & Supplies
5.60%, 3/23/2034(b) 925,000 892,128
4,261,566
Health Care Providers & Services 2.0%
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 486,754
Cencora, Inc., 2.80%,
5/15/2030 100,000 86,541
Centene Corp.
4.25%, 12/15/2027 370,000 348,914
2.63%, 8/1/2031 800,000 640,113
Cigna Group (The)
2.40%, 3/15/2030 3,111,000 2,622,875
5.13%, 5/15/2031 540,000 525,844
CVS Health Corp., 4.78%,
3/25/2038 3,950,000 3,477,912
HCA, Inc.
5.25%, 6/15/2026(e) 500,000 494,863
4.13%, 6/15/2029 270,000 250,878
5.45%, 4/1/2031 1,115,000 1,091,771
Humana, Inc., 5.95%,
3/15/2034 350,000 350,442
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026(e) 1,846,000 1,698,848
UnitedHealth Group, Inc.
2.30%, 5/15/2031 1,970,000 1,620,022
5.35%, 2/15/2033(e) 2,075,000 2,068,672
5.88%, 2/15/2053 775,000 789,087
5.05%, 4/15/2053(e) 1,046,000 951,599
17,505,135
Hotels, Restaurants & Leisure 0.4%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 410,019
Marriott International, Inc.,
4.88%, 5/15/2029 591,000 573,847
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 2,400,000 2,013,079
McDonald's Corp., 3.50%,
7/1/2027 750,000 710,760
3,707,705
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 260,086
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 146,590
Industrial REITs 0.1%
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,289,458
Insurance 0.9%
Aflac, Inc., 3.60%,
4/1/2030 167,000 151,859
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Aon Corp., 2.80%,
5/15/2030 200,000 172,221
Assurant, Inc., 4.90%,
3/27/2028 2,530,000 2,445,166
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 868,397
4.20%, 3/17/2032 280,000 249,164
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 594,599
Marsh & McLennan Cos.,
Inc., 2.25%, 11/15/2030 2,700,000 2,244,042
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 797,740
3.00%, 3/15/2032(e) 230,000 194,782
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 243,752
Willis North America, Inc.
4.50%, 9/15/2028 250,000 238,719
2.95%, 9/15/2029(e) 200,000 175,135
8,375,576
IT Services 0.4%
International Business
Machines Corp., 4.15%,
7/27/2027 3,760,000 3,630,080
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,571
2.70%, 10/15/2028 40,000 34,895
3,669,546
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 219,737
Machinery 0.5%
AGCO Corp., 5.80%,
3/21/2034 572,000 559,671
IDEX Corp., 2.63%,
6/15/2031 1,160,000 954,560
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 705,212
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,941,125
4,160,568
Media 0.6%
Charter Communications
Operating LLC, 3.75%,
2/15/2028 4,400,000 4,026,578
Comcast Corp., 3.75%,
4/1/2040 750,000 594,352
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 681,986
5,302,916
Metals & Mining 0.4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 108,279
Reliance, Inc.
1.30%, 8/15/2025 2,100,000 1,983,542

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
2.15%, 8/15/2030 620,000 506,813
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 653,256
3,251,890
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031(e) 200,000 176,168
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 46,318
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 86,845
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 93,876
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 97,537
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 88,579
Sempra
3.25%, 6/15/2027 100,000 93,183
3.70%, 4/1/2029 200,000 183,553
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 79,341
WEC Energy Group, Inc.,
5.15%, 10/1/2027(e) 180,000 178,086
1,123,486
Oil, Gas & Consumable Fuels 2.6%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 945,000 931,595
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 975,000 978,102
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 148,823
ConocoPhillips Co.,
6.95%, 4/15/2029 1,981,000 2,125,824
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,451,904
4.50%, 1/15/2030 389,000 366,956
EQT Corp.
3.90%, 10/1/2027 870,000 820,585
5.00%, 1/15/2029 810,000 781,645
7.00%, 2/1/2030(c) 100,000 104,375
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,276,840
MPLX LP
1.75%, 3/1/2026 2,080,000 1,938,251
4.25%, 12/1/2027 1,000,000 957,983
4.80%, 2/15/2029 1,308,000 1,265,351
2.65%, 8/15/2030 600,000 505,545
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,920,187
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 557,265
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 952,554
4.00%, 7/13/2027 800,000 762,643
4.55%, 7/15/2028 1,460,000 1,404,011
Ovintiv, Inc., 5.38%,
1/1/2026 40,000 39,670
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 194,191
Targa Resources Partners
LP, 5.00%, 1/15/2028 1,890,000 1,827,818
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 855,438
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 934,662
23,102,218
Pharmaceuticals 0.5%
Bristol-Myers Squibb Co.
5.20%, 2/22/2034 1,375,000 1,346,528
6.25%, 11/15/2053 780,000 826,376
Zoetis, Inc.
3.00%, 9/12/2027 450,000 416,906
3.90%, 8/20/2028 1,640,000 1,548,767
4,138,577
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 786,603
Residential REITs 0.2%
Camden Property Trust,
3.15%, 7/1/2029 100,000 89,349
ERP Operating LP, 2.85%,
11/1/2026 100,000 93,911
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,120,657
1,303,917
Retail REITs 0.2%
Retail Opportunity
Investments Partnership
LP, 6.75%, 10/15/2028 1,645,000 1,672,346
Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.,
2.10%, 10/1/2031 105,000 84,917
Broadcom, Inc.
1.95%, 2/15/2028(b)(e) 2,600,000 2,284,385
2.60%, 2/15/2033(b) 1,475,000 1,162,659
3.50%, 2/15/2041(b) 2,650,000 1,968,950
Intel Corp.
5.20%, 2/10/2033 1,400,000 1,365,942
5.15%, 2/21/2034(e) 426,000 410,544
Xilinx, Inc., 2.38%,
6/1/2030 250,000 212,460
7,489,857
Software 1.2%
Black Knight InfoServ LLC,
3.63%, 9/1/2028(b) 585,000 541,333

20 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,926,375
Intuit, Inc., 1.65%,
7/15/2030 54,000 43,789
Microsoft Corp., 3.40%,
9/15/2026(b) 410,000 394,273
Oracle Corp.
1.65%, 3/25/2026 1,250,000 1,161,287
2.30%, 3/25/2028 600,000 533,653
4.65%, 5/6/2030 1,425,000 1,366,107
4.90%, 2/6/2033 1,244,000 1,177,687
6.90%, 11/9/2052 3,425,000 3,718,477
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 454,462
VMware LLC, 4.70%,
5/15/2030 35,000 33,199
11,350,642
Specialized REITs 0.7%
American Tower Corp.
1.45%, 9/15/2026(e) 210,000 190,847
2.75%, 1/15/2027 300,000 279,018
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 92,667
Extra Space Storage LP
3.50%, 7/1/2026 2,400,000 2,292,104
3.88%, 12/15/2027 300,000 281,597
3.90%, 4/1/2029 430,000 396,348
Public Storage Operating
Co.
3.09%, 9/15/2027 150,000 139,800
1.85%, 5/1/2028 1,910,000 1,672,645
3.39%, 5/1/2029 550,000 503,424
2.30%, 5/1/2031 950,000 777,115
6,625,565
Specialty Retail 1.0%
AutoNation, Inc., 4.75%,
6/1/2030 1,250,000 1,171,912
Lowe's Cos., Inc.
1.70%, 9/15/2028 6,100,000 5,240,332
1.70%, 10/15/2030 925,000 738,024
2.63%, 4/1/2031(e) 1,305,000 1,093,213
4.25%, 4/1/2052 975,000 753,706
8,997,187
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC,
8.10%, 7/15/2036 825,000 961,328
HP, Inc.
3.00%, 6/17/2027 35,000 32,558
4.00%, 4/15/2029(e) 979,000 914,701
NetApp, Inc., 1.88%,
6/22/2025 75,000 71,750
1,980,337
Tobacco 0.1%
Altria Group, Inc., 4.80%,
2/14/2029 927,000 899,643
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 92,350
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 42,516
134,866
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.
2.88%, 2/15/2031 2,064,000 1,754,374
3.50%, 4/15/2031 6,021,000 5,295,254
7,049,628
259,897,289
Total Corporate Bonds
(cost $316,947,536) 306,924,477
Municipal Bonds 0.1%
CALIFORNIA 0.1%
Los Angeles
Community College
DistrictGO, 1.81%,
8/1/2030 200,000 170,829
University of CaliforniaRB,
Series BG,1.61%,
5/15/2030 200,000 164,423
335,252
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 62,209
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO,
Series A,4.91%,
5/1/2029 100,000 98,035
Total Municipal Bonds
(cost $582,575) 495,496
Mortgage-Backed Securities 35.5%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 159,965 121,803
Pool# QB4050
2.00%, 10/1/2050 857,994 652,902
Pool# QB3891
2.00%, 10/1/2050 117,239 89,288
Pool# RA3986
2.50%, 11/1/2050 1,418,051 1,129,091
Pool# SD1384
2.50%, 11/1/2050 332,797 268,430
Pool# SD8129
2.50%, 2/1/2051 3,463,282 2,764,536
Pool# SD7536
2.50%, 2/1/2051 1,407,171 1,135,374
Pool# SD8145

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
1.50%, 5/1/2051 4,394,564 3,163,121
Pool# SD7543
2.50%, 8/1/2051 8,843,325 7,127,362
Pool# QD0652
2.00%, 11/1/2051 375,217 286,093
Pool# SD8188
2.00%, 1/1/2052 696,752 526,824
Pool# RA7467
2.00%, 2/1/2052 94,994 71,949
Pool# SD7555
3.00%, 8/1/2052 3,578,771 3,008,837
Pool# SD1501
4.00%, 8/1/2052 1,120,921 1,004,870
Pool# RA7920
4.00%, 9/1/2052 1,489,642 1,334,702
Pool# RA8213
6.00%, 11/1/2052 1,373,347 1,377,453
Pool# SD2056
6.00%, 12/1/2052 886,090 888,739
Pool# RA8419
6.00%, 1/1/2053 1,782,012 1,773,354
Pool# RA8417
6.00%, 1/1/2053 905,102 907,815
Pool# SD7563
4.50%, 5/1/2053 9,518,215 8,877,513
Pool# SD4473
6.50%, 12/1/2053 977,938 998,080
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 901,617 840,196
Pool# MA4106
1.50%, 7/1/2035 761,396 645,309
Pool# CA9152
2.50%, 2/1/2036 2,069,092 1,836,527
Pool# BT2234
2.00%, 4/1/2037 4,220,640 3,642,100
Pool# CB3758
2.00%, 5/1/2037 2,314,149 1,997,017
Pool# MA4685
1.50%, 6/1/2037 2,668,748 2,246,373
Pool# FS0146
3.50%, 9/1/2043 1,446,426 1,297,133
Pool# BE3774
4.00%, 7/1/2047 852,570 781,816
Pool# BM2007
4.00%, 9/1/2048 229,239 209,112
Pool# CA2471
4.00%, 10/1/2048 831,516 756,444
Pool# MA3692
3.50%, 7/1/2049 2,751,763 2,404,057
Pool# FM2363
3.00%, 1/1/2050 751,971 635,586
Pool# CA6032
2.50%, 6/1/2050 2,211,619 1,783,463
Pool# CA6020
3.00%, 6/1/2050 1,802,651 1,506,507
Pool# MA4158
2.00%, 10/1/2050 10,504,956 7,991,910
Pool# CA7404
4.00%, 10/1/2050 3,571,234 3,220,911
Pool# MA4182
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
2.00%, 11/1/2050 10,293,511 7,840,608
Pool# FS4481
2.50%, 11/1/2050 2,855,558 2,302,142
Pool# MA4210
2.50%, 12/1/2050 461,886 368,569
Pool# FM5525
2.50%, 1/1/2051 3,807,980 3,029,885
Pool# FS2772
2.50%, 2/1/2051 141,748 114,390
Pool# FM6554
2.00%, 3/1/2051 1,160,008 888,062
Pool# BR6352
2.50%, 3/1/2051 660,273 534,879
Pool# FM6834
2.00%, 4/1/2051 534,445 409,150
Pool# BR7647
2.00%, 4/1/2051 68,411 52,298
Pool# MA4325
2.00%, 5/1/2051 9,058,649 6,883,989
Pool# FM8057
3.00%, 7/1/2051 3,674,123 3,087,149
Pool# MA4398
2.00%, 8/1/2051 6,676,941 5,068,413
Pool# MA4400
3.00%, 8/1/2051 3,530,375 2,930,250
Pool# FM8779
2.50%, 9/1/2051 821,375 662,344
Pool# MA4437
2.00%, 10/1/2051 987,544 748,839
Pool# FM8997
2.50%, 10/1/2051 8,134,029 6,511,492
Pool# CB1805
2.50%, 10/1/2051 3,252,777 2,626,489
Pool# FM9450
2.00%, 11/1/2051 156,172 119,121
Pool# CB2045
2.50%, 11/1/2051 1,925,506 1,552,113
Pool# FM9492
2.50%, 11/1/2051 1,495,485 1,208,069
Pool# FM9578
2.00%, 12/1/2051 29,340 22,379
Pool# CB2809
2.50%, 2/1/2052 2,930,548 2,325,930
Pool# CB3156
2.00%, 3/1/2052 1,711,436 1,301,408
Pool# CB3368
3.00%, 4/1/2052 1,771,132 1,465,003
Pool# CB3769
3.50%, 6/1/2052 1,258,151 1,085,657
Pool# CB5087
5.50%, 11/1/2052 12,669,071 12,431,943
Pool# FS3440
6.00%, 12/1/2052 1,753,102 1,758,345
Pool# CB7143
6.50%, 9/1/2053 1,909,391 1,936,950
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 5/25/2054 1,000,000 716,416
3.50%, 5/25/2054 7,000,000 6,032,871
5.50%, 5/25/2054 23,000,000 22,322,672

22 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA (continued)
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2054 10,000,000 9,907,032
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 401,664 349,115
Pool# AC0071
3.50%, 10/20/2042 588,144 516,339
Pool# MA2600
3.00%, 2/20/2045 432,671 374,231
Pool# MA2825
3.00%, 5/20/2045 314,674 273,038
Pool# MA4509
3.00%, 6/20/2047 402,251 346,771
Pool# MA4718
3.00%, 9/20/2047 375,427 323,686
Pool# MA6409
3.00%, 1/20/2050 158,686 136,209
Pool# MA6541
3.00%, 3/20/2050 2,393,625 2,053,242
Pool# MA6710
3.00%, 6/20/2050 866,828 742,479
Pool# MA7535
3.00%, 8/20/2051 925,975 788,059
Pool# 785702
2.50%, 10/20/2051 874,200 708,837
Pool# MA7705
2.50%, 11/20/2051 3,596,555 2,951,639
Pool# 785764
2.50%, 11/20/2051 1,093,705 890,172
Pool# 785730
3.00%, 11/20/2051 2,794,142 2,365,825
Pool# MA7707
3.50%, 11/20/2051 2,518,691 2,223,885
Pool# MA7766
2.00%, 12/20/2051 19,445,536 15,311,502
Pool# MA7767
2.50%, 12/20/2051 10,179,016 8,353,211
Pool# 785787
2.50%, 12/20/2051 891,656 722,990
Pool# 785788
2.50%, 12/20/2051 629,772 510,640
Pool# MA7768
3.00%, 12/20/2051 2,519,800 2,145,674
Pool# MA8150
4.00%, 7/20/2052 463,436 420,077
Pool# MA8197
2.50%, 8/20/2052 427,316 350,622
Pool# MA8198
3.00%, 8/20/2052 2,167,511 1,846,785
Pool# MA8201
4.50%, 8/20/2052 250,884 233,988
Pool# MA8643
3.00%, 2/20/2053 5,437,243 4,647,660
Pool# MA8644
3.50%, 2/20/2053 4,558,542 4,039,076
Pool# MA9426
7.00%, 1/20/2054 1,978,716 2,015,322
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
2.50%, 5/15/2054 3,000,000 2,459,066
4.00%, 5/15/2054 6,000,000 5,436,731
4.50%, 5/15/2054 12,000,000 11,174,879
5.50%, 5/15/2054 27,000,000 26,468,730
6.00%, 5/15/2054 21,000,000 21,052,920
6.50%, 5/15/2054 15,000,000 15,187,177
7.00%, 5/15/2054 1,000,000 1,017,205
Total Mortgage-Backed Securities
(cost $342,583,900) 315,985,236
Foreign Government Securities 0.6%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 48,196
Province of British
Columbia, 1.30%,
1/29/2031 25,000 19,817
Province of Ontario
0.63%, 1/21/2026 50,000 46,231
2.30%, 6/15/2026 45,000 42,376
1.05%, 5/21/2027 25,000 22,195
2.00%, 10/2/2029 25,000 21,473
1.13%, 10/7/2030 40,000 31,528
Province of Quebec
0.60%, 7/23/2025 50,000 47,211
2.50%, 4/20/2026 50,000 47,490
2.75%, 4/12/2027 25,000 23,422
349,939
CHILE 0.1%
Republic of Chile, 3.25%,
9/21/2071 860,000 503,766
HUNGARY 0.1%
Hungary Government
Bond, Reg. S, 6.13%,
5/22/2028 940,000 949,250
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,176,921
3.75%, 4/19/2071 2,330,000 1,380,087
2,557,008
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 273,026
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 748,449
Total Foreign Government Securities
(cost $5,478,702) 5,381,438
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 954,421
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 968,086
Total Supranational
(cost $2,007,966) 1,922,507

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 23
U.S. Treasury Obligations 19.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,036,602
4.25%, 11/15/2040 7,250,000 6,776,484
4.75%, 2/15/2041 6,830,000 6,772,639
2.00%, 11/15/2041 40,000,000 26,425,000
3.38%, 8/15/2042 12,050,000 9,830,635
2.75%, 11/15/2042 6,500,000 4,792,734
4.00%, 11/15/2042 7,040,000 6,272,475
3.00%, 5/15/2045 11,000,000 8,241,406
2.50%, 5/15/2046 2,000,000 1,352,266
2.25%, 8/15/2046 8,000,000 5,129,062
3.00%, 2/15/2047 4,700 3,468
3.00%, 2/15/2048 11,820,000 8,661,382
2.38%, 11/15/2049 3,600,000 2,295,844
1.63%, 11/15/2050 7,000,000 3,658,047
2.25%, 2/15/2052 4,180,000 2,548,984
2.88%, 5/15/2052 2,500,000 1,759,277
3.00%, 8/15/2052 8,401,400 6,065,745
4.00%, 11/15/2052 11,242,800 9,851,504
4.75%, 11/15/2053 2,480,000 2,467,213
U.S. Treasury Inflation
Linked Bonds
1.50%, 2/15/2053 2,900,000 2,451,168
2.13%, 2/15/2054 600,000 569,493
U.S. Treasury Notes
0.75%, 8/31/2026 14,060,000 12,766,041
2.63%, 5/31/2027 14,190,000 13,286,496
0.50%, 6/30/2027 14,520,000 12,684,581
4.63%, 4/30/2029 7,750,000 7,720,332
0.63%, 5/15/2030 10,370,000 8,161,919
4.63%, 4/30/2031 3,930,000 3,911,578
Total U.S. Treasury Obligations
(cost $205,367,496) 175,492,375
Repurchase Agreements 0.7%
CF Secured, LLC 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase
price $3,818,646,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$3,895,019. (g)(h) 3,818,083 3,818,083
Nomura Securities
International, Inc. 5.30%,
dated 4/30/2024, due
5/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$1,020,523. (g)(h) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase
price $2,000,295,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$2,040,301. (g)(h) 2,000,000 2,000,000
Total Repurchase
Agreements
(cost $6,818,083)
6,818,083
Total Investments Before TBA Sale Commitments
(cost $1,055,535,408) — 111.0% 987,341,413
TBA Sale Commitments   (4.6)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 5/25/2054 (11,000,000) (8,301,663)
2.50%, 5/25/2054 (4,000,000) (3,164,224)
4.00%, 5/25/2054 (6,000,000) (5,365,949)
4.50%, 5/25/2054 (9,000,000) (8,292,728)
6.50%, 5/25/2054 (1,000,000) (1,007,541)
GNMA TBA
2.00%, 5/15/2054 (5,000,000) (3,933,835)
3.00%, 5/15/2054 (11,000,000) (9,356,471)
3.50%, 5/15/2054 (2,000,000) (1,761,568)
Total TBA Sale Commitment
(cost $(42,227,520)) (41,183,979)
Total Investments
(cost $1,013,307,888) — 106.4% 946,157,434
Liabilities in excess of other assets — (6.4)% (56,583,204)
NET ASSETS — 100.0%
$ 889,574,230
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2024.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$146,827,378 which represents 16.51% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.

24 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
(e) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April
30, 2024 was $8,020,273, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $6,818,083 and by $1,657,833 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.75%, and maturity dates ranging from
7/15/2024 – 2/15/2054, a total value of $8,475,916.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2024. The
maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $6,818,083.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 25
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.75% annually
Rec 6/19/2054 EUR 2,990,000 (236,501) 92,816 (143,685)
3 Month BBR quarterly 3.75% quarterly Rec 6/29/2026 AUD 4,500,000 24,403 5,305 29,708
6 Month NIBOR
semi-annually
4.00% annually
Rec 6/19/2034 NOK 12,350,000 (27,182) 29,921 2,739
6 Month EURIBOR
semi-annually
2.50% annually
Rec 11/10/2053 EUR 4,380,000 (178,279) 23,313 (154,966)
6 Month EURIBOR
semi-annually
2.98% At
Termination Rec 4/24/2026 EUR 10,960,000 (3,655) 15,230 11,575
3 Month BBR quarterly 4.00% quarterly Rec 6/19/2026 AUD 45,100,000 (60,337) 221,712 161,375
6 Month EURIBOR
semi-annually
3.00% annually
Pay 11/10/2033 EUR 8,110,000 40,791 58,195 98,986
6 Month EURIBOR
semi-annually
2.00% annually
Pay 1/25/2049 EUR 7,950,000 (1,514) 4,738 3,224
3 Month STIBOR quarterly 2.75% annually Rec 6/19/2034 SEK 15,780,000 (31,234) 44,373 13,139
6 Month EURIBOR
semi-annually
2.74% annually
Rec 4/24/2035 EUR 9,840,000 (9,954) 37,953 27,999
6 Month EURIBOR
semi-annually
2.54% annually
Rec 1/19/2034 EUR 13,200,000 12,867 161,713 174,580
6 Month EURIBOR
semi-annually
3.00% annually
Rec 6/28/2026 EUR 3,466,827 6,545 14,025 20,570
6 Month EURIBOR
semi-annually
3.00% annually
Pay 1/25/2039 EUR 5,580,000 18,424 8,801 27,225
1 Day SOFR annually 3.99% annually Rec 4/16/2035 USD 11,280,000 76,616 93,494 170,110
1 Day SOFR annually 3.75% annually Rec 6/20/2034 USD 240,000 174 10,238 10,412
1 Day REPO_CORRA
semi-annually
4.00%
semi-annually Rec 6/28/2026 CAD 2,430,032 5,090 5,100 10,190
1 Day SOFR annually 3.38% annually Rec 4/11/2054 USD 3,280,000 (4,808) 42,164 37,356
1 Day ESTR annually 3.00% annually Rec 6/19/2026 EUR 20,360,000 (26,686) 60,462 33,776
1 Day SARON annually 1.00% annually Rec 6/19/2026 CHF 12,540,000 1,973 24,329 26,302
1 Day SONIA annually 4.50% annually Rec 6/28/2026 GBP 2,630,000 7,025 3,030 10,055
1 Day SOFR annually 3.98% annually Rec 8/31/2028 USD 39,264,800 375,940 442,926 818,866
1 Day TONAR annually 0.50% annually Rec 6/19/2029 JPY 5,454,000,000 75,785 136,921 212,706
1 Day SOFR annually 4.22% annually Rec 4/11/2026 USD 5,580,000 (864) 24,406 23,542
1 Day SOFR annually 4.25% annually Rec 6/28/2026 USD 5,627,938 15,450 51,477 66,927
1 Day SOFR annually 4.00% annually Rec 6/20/2026 USD 11,070,000 164,363 21,766 186,129
1 Day SOFR annually 4.43% annually Rec 4/16/2026 USD 11,820,000 5,755 20,882 26,637
6 Month EURIBOR
semi-annually
2.15% annually
Pay 8/9/2037 EUR 6,880,000 (272,850) 80,227 (192,623)
6 Month EURIBOR
semi-annually
3.00% annually
Pay 10/20/2027 EUR 4,850,000 (14,149) 33,704 19,555
6 Month EURIBOR
semi-annually
1.05% annually
Pay 8/11/2047 EUR 10,210,000 (355,393) 31,941 (323,452)
6 Month EURIBOR
semi-annually
2.00% annually
Rec 5/17/2053 EUR 1,390,000 (322) 17,870 17,548
1 Day SOFR annually 2.56% annually Rec 5/11/2053 USD 3,920,000 (11,443) 129,917 118,474
1 Day SOFR annually 2.08% annually Rec 7/28/2047 USD 23,580,000 405,653 373,829 779,482
1 Day SOFR annually 2.68% annually Rec 7/28/2032 USD 9,720,000 148,713 375,198 523,911
Total unrealized appreciation 150,396 2,697,976 2,848,372
3 Month BBR quarterly 4.50%
semi-annually Pay 6/19/2034 NZD 1,270,000 3,842 (18,855) (15,013)
6 Month NIBOR
semi-annually
4.50% annually
Pay 6/19/2026 NOK 309,700,000 215,129 (292,134) (77,005)
6 Month BBR semi-annually 4.50%
semi-annually Pay 6/19/2034 AUD 1,430,000 15,508 (29,625) (14,117)

26 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.71% annually
Pay 4/24/2030 EUR 18,460,000 24,691 (62,072) (37,381)
6 Month EURIBOR
semi-annually
3.00% annually
Pay 6/19/2034 EUR 5,190,000 199,335 (125,957) 73,378
3 Month STIBOR quarterly 3.25% annually Pay 6/19/2026 SEK 341,910,000 200,380 (222,431) (22,051)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 1/25/2044 EUR 13,330,000 (15,079) (1,789) (16,868)
1 Day SONIA annually 3.75% annually Pay 6/19/2029 GBP 6,890,000 (22,989) (145,168) (168,157)
1 Day REPO_CORRA
semi-annually
4.25%
semi-annually Pay 6/19/2026 CAD 29,760,000 120,940 (150,347) (29,407)
1 Day SARON annually 1.25% annually Pay 6/19/2034 CHF 1,240,000 5,623 (2,394) 3,229
1 Day REPO_CORRA
semi-annually
3.50%
semi-annually Pay 6/19/2034 CAD 2,540,000 26,599 (72,808) (46,209)
1 Day SONIA annually 5.20% annually Pay 6/20/2024 GBP 92,060,000 – (273) (273)
1 Day ESTR annually 2.37% annually Pay 1/19/2034 EUR 13,200,000 (11,975) (182,904) (194,879)
1 Day ESTR annually 2.47% annually Pay 4/12/2029 EUR 7,320,000 (2,790) (92,821) (95,611)
1 Day SOFR annually 4.02% annually Pay 4/16/2030 USD 20,470,000 (70,577) (116,650) (187,227)
1 Day SOFR annually 3.80% annually Pay 4/13/2028 USD 11,930,000 3,681 (81,495) (77,814)
1 Day SONIA annually 4.25% annually Pay 6/19/2026 GBP 6,120,000 (45,160) (15,647) (60,807)
1 Day SONIA annually 3.75% annually Pay 6/19/2034 GBP 240,000 1,529 (8,869) (7,340)
1 Day ESTR annually 2.82% annually Pay 3/19/2026 EUR 18,160,000 (38,397) (76,956) (115,353)
1 Day SOFR annually 3.39% annually Pay 5/10/2038 USD 6,960,000 (118,278) (56,291) (174,569)
1 Day ESTR annually 2.67% annually Pay 4/22/2028 EUR 18,260,000 32,341 (4,989) 27,352
6 Month EURIBOR
semi-annually
1.45% annually
Rec 8/10/2042 EUR 17,440,000 756,190 (54,167) 702,023
3 Month EURIBOR quarterly 2.85% annually Rec 4/22/2028 EUR 18,260,000 (22,692) (25,693) (48,385)
1 Day SOFR annually 2.91% annually Pay 7/28/2037 USD 23,760,000 (344,740) (615,695) (960,435)
Total unrealized depreciation 913,111 (2,456,030) (1,542,919)
Net unrealized appreciation 1,063,507 241,946 1,305,453
– – –
As of April 30, 2024, the Fund had $196,125 segregated as collateral for interest rate swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

Nationwide Bond Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 27
Forward Foreign Currency Contracts outstanding as of April 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 196,935 CAD 266,692 Morgan Stanley Co., Inc. 6/20/2024 3,050
USD 556,738 CHF 500,249 JPMorgan Chase Bank NA 6/20/2024 9,468
USD 200,482 GBP 157,506 BNP Paribas 6/20/2024 3,618
USD 393,752 JPY 59,148,661 BNP Paribas 6/20/2024 15,845
USD 180,874 NZD 295,346 Citibank NA 6/20/2024 6,842
USD 236,853 SEK 2,427,948 Morgan Stanley Co., Inc. 6/20/2024 16,039
Total unrealized appreciation 54,862
CAD 266,692 USD 196,327 BNP Paribas 6/20/2024 (2,442)
CHF 500,249 USD 572,581 NatWest Markets Securities, Inc. 6/20/2024 (25,312)
GBP 157,506 USD 199,259 JPMorgan Chase Bank NA 6/20/2024 (2,395)
JPY 59,148,661 USD 401,792 BNP Paribas 6/20/2024 (23,884)
NZD 295,346 USD 178,132 JPMorgan Chase Bank NA 6/20/2024 (4,100)
SEK 2,427,948 USD 230,611 BNP Paribas 6/20/2024 (9,797)
GBP 749,308 USD 946,606 Deutsche Bank Securities, Inc. 7/2/2024 (10,002)
Total unrealized depreciation (77,932)
Net unrealized depreciation (23,070)
Currency:
CAD Canadian dollar
CHF Swiss franc
GBP British pound
JPY Japanese yen
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

28 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Portfolio
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 2 6/2024 EUR 277,643 (4,832)
U.S. Treasury 2 Year Note 287 6/2024 USD 58,162,344 (535,945)
U.S. Treasury 5 Year Note 421 6/2024 USD 44,096,461 (338,518)
U.S. Treasury 10 Year Note 255 6/2024 USD 27,396,563 (436,793)
U.S. Treasury 10 Year Ultra Note 99 6/2024 USD 10,911,656 (14,719)
Total long contracts (1,330,807)
Short Contracts
Euro-Bobl (61) 6/2024 EUR (7,579,500) 95,578
Euro-Buxl (1) 6/2024 EUR (137,583) 4,795
Euro-Schatz (170) 6/2024 EUR (19,069,477) 83,174
U.S. Treasury Long Bond (99) 6/2024 USD (11,267,438) 627,082
U.S. Treasury Ultra Bond (60) 6/2024 USD (7,173,750) 231,113
Total short contracts 1,041,742
Net contracts (289,065)
As of April 30, 2024, the Fund had $1,599,475 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks 96.7%
Shares Value ($)
Aerospace & Defense 1.2%
AAR Corp.* 276 19,083
AeroVironment, Inc.* 201 32,118
Archer Aviation, Inc., Class A* 2,689 10,433
Boeing Co. (The)* 6,441 1,081,057
Cadre Holdings, Inc. 338 11,272
Ducommun, Inc.* 135 7,302
General Electric Co. 36,541 5,913,065
Kratos Defense & Security
Solutions, Inc.* 15,069 268,530
Leonardo DRS, Inc.* 296 6,370
Moog, Inc., Class A 234 37,222
National Presto Industries, Inc. 178 14,594
Park Aerospace Corp. 269 3,839
Rocket Lab USA, Inc.* 3,065 11,524
Terran Orbital Corp.* 3,375 4,455
TransDigm Group, Inc. 1,761 2,197,781
Triumph Group, Inc.* 598 7,989
V2X, Inc.* 75 3,644
Virgin Galactic Holdings, Inc.* 9,291 8,084
9,638,362
Air Freight & Logistics 0.6%
FedEx Corp. 4,794 1,254,973
Forward Air Corp. 211 4,646
GXO Logistics, Inc.* 8,280 411,185
Hub Group, Inc., Class A 713 28,677
Radiant Logistics, Inc.* 727 3,592
United Parcel Service, Inc.,
Class B 20,086 2,962,283
4,665,356
Automobile Components 0.2%
Adient plc* 902 26,943
American Axle &
Manufacturing Holdings,
Inc.* 378 2,775
Aptiv plc* 5,611 398,381
Cooper-Standard Holdings,
Inc.* 312 4,814
Dana, Inc. 282 3,505
Dorman Products, Inc.* 202 17,665
Fox Factory Holding Corp.* 184 7,161
Gentherm, Inc.* 206 10,417
Goodyear Tire & Rubber Co.
(The)* 2,375 28,405
Holley, Inc.* 2,823 11,349
LCI Industries 232 24,123
Luminar Technologies, Inc.,
Class A* 6,260 9,202
Mobileye Global, Inc., Class A* 24,811 683,543
Modine Manufacturing Co.* 549 50,854
Patrick Industries, Inc. 312 32,601
Solid Power, Inc.* 3,428 5,793
Standard Motor Products, Inc. 95 3,050
Visteon Corp.* 199 22,015
XPEL, Inc. Reg. S* 116 6,096
1,348,692
Automobiles 1.2%
General Motors Co. 80,158 3,569,436
Livewire Group, Inc.* 401 2,683
Tesla, Inc.* 34,326 6,291,269
Common Stocks
Shares Value ($)
Automobiles
Winnebago Industries, Inc. 250 15,395
9,878,783
Banks 4.0%
1st Source Corp. 261 12,946
Amerant Bancorp, Inc., Class
A 368 7,971
Ameris Bancorp 535 25,402
Associated Banc-Corp. 1,163 24,504
Atlantic Union Bankshares
Corp. 549 17,442
Axos Financial, Inc.* 477 24,141
BancFirst Corp. 165 14,713
Bancorp, Inc. (The)* 556 16,647
Bank of America Corp. 212,427 7,861,923
Bank of Hawaii Corp. 307 17,404
Bank of NT Butterfield & Son
Ltd. (The) 464 15,776
BankUnited, Inc. 470 12,563
Banner Corp. 374 16,318
BayCom Corp. 224 4,431
BCB Bancorp, Inc. 380 3,580
Berkshire Hills Bancorp, Inc. 645 13,751
Brookline Bancorp, Inc. 1,175 9,753
Burke & Herbert Financial
Services Corp. 22 1,152
Byline Bancorp, Inc. 406 8,798
C&F Financial Corp. 170 6,659
Cadence Bank 1,569 43,414
Camden National Corp. 361 11,270
Capital City Bank Group, Inc. 224 5,940
Capitol Federal Financial, Inc. 1,827 8,715
Cathay General Bancorp 667 22,971
Central Pacific Financial Corp. 666 13,280
Citigroup, Inc. 41,123 2,522,074
City Holding Co. 197 19,901
Coastal Financial Corp.* 161 6,227
Community Bank System, Inc. 424 18,325
Community Trust Bancorp, Inc. 318 13,359
ConnectOne Bancorp, Inc. 650 11,641
CrossFirst Bankshares, Inc.* 652 7,876
Customers Bancorp, Inc.* 296 13,518
CVB Financial Corp. 1,038 16,961
Dime Community Bancshares,
Inc. 373 6,789
Eagle Bancorp, Inc. 164 3,032
East West Bancorp, Inc. 32,927 2,452,732
Eastern Bankshares, Inc. 1,203 15,110
Enterprise Financial Services
Corp. 334 12,695
Farmers National Banc Corp. 550 6,506
FB Financial Corp. 431 15,796
First Bancorp 2,098 41,731
First Bancshares, Inc. (The) 326 7,804
First Busey Corp. 644 14,387
First Commonwealth Financial
Corp. 1,028 13,559
First Community Bankshares,
Inc. 255 8,461
First Financial Bancorp 730 16,140
First Financial Bankshares,
Inc. 1,079 31,895

30 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
First Foundation, Inc. 710 3,891
First Interstate BancSystem,
Inc., Class A 628 16,768
First Merchants Corp. 523 17,479
First Mid Bancshares, Inc. 134 4,149
Fulton Financial Corp. 1,237 20,472
German American Bancorp,
Inc. 414 13,136
Glacier Bancorp, Inc. 959 34,697
Great Southern Bancorp, Inc. 217 11,154
Hancock Whitney Corp. 780 35,404
Hanmi Financial Corp. 687 10,511
Heartland Financial USA, Inc. 323 13,602
Heritage Commerce Corp. 1,279 10,155
Heritage Financial Corp. 665 11,797
Hilltop Holdings, Inc. 470 13,752
Home BancShares, Inc. 1,804 42,719
HomeStreet, Inc. 302 3,699
Hope Bancorp, Inc. 1,483 14,860
Horizon Bancorp, Inc. 258 2,962
Huntington Bancshares, Inc. 138,508 1,865,703
Independent Bank Corp. 491 20,040
Independent Bank Group, Inc. 349 12,997
International Bancshares Corp. 704 39,178
JPMorgan Chase & Co. 56,055 10,747,986
Kearny Financial Corp. 1,029 5,557
Lakeland Bancorp, Inc. 939 11,446
Lakeland Financial Corp. 258 15,163
Live Oak Bancshares, Inc. 354 11,441
M&T Bank Corp. 16,519 2,385,178
Mercantile Bank Corp. 348 12,556
Metropolitan Bank Holding
Corp.* 86 3,414
Midland States Bancorp, Inc. 521 11,410
National Bank Holdings Corp.,
Class A 423 13,845
National Bankshares, Inc. 162 4,343
NBT Bancorp, Inc. 397 13,899
Nicolet Bankshares, Inc. 126 9,643
Northeast Community
Bancorp, Inc. 135 2,130
Northfield Bancorp, Inc. 1,003 8,365
Northrim Bancorp, Inc. 94 4,493
Northwest Bancshares, Inc. 1,211 12,837
OceanFirst Financial Corp. 527 7,779
OFG Bancorp 425 15,347
Old National Bancorp 2,576 42,607
Pacific Premier Bancorp, Inc. 927 19,930
Park National Corp. 128 16,859
Pathward Financial, Inc. 257 12,945
Peapack-Gladstone Financial
Corp. 245 5,483
Peoples Bancorp, Inc. 379 11,006
PNC Financial Services
Group, Inc. (The) 5,328 816,569
Preferred Bank 187 14,154
Premier Financial Corp. 639 12,384
Princeton Bancorp, Inc. 161 4,693
Provident Financial Services,
Inc. 767 11,260
QCR Holdings, Inc. 254 13,960
RBB Bancorp 342 6,074
Common Stocks
Shares Value ($)
Banks
Renasant Corp. 418 12,147
Republic Bancorp, Inc., Class
A 92 4,666
S&T Bancorp, Inc. 475 14,321
Sandy Spring Bancorp, Inc. 587 12,004
Seacoast Banking Corp. of
Florida 643 14,834
ServisFirst Bancshares, Inc. 350 20,636
Sierra Bancorp 250 4,955
Simmons First National Corp.,
Class A 986 16,851
South Plains Financial, Inc. 175 4,536
Southside Bancshares, Inc. 425 11,330
SouthState Corp. 692 52,384
Stellar Bancorp, Inc. 412 9,146
Stock Yards Bancorp, Inc. 300 13,365
Texas Capital Bancshares,
Inc.* 370 21,238
Timberland Bancorp, Inc. 334 8,150
Tompkins Financial Corp. 198 8,708
Towne Bank 652 16,867
TriCo Bancshares 369 12,830
Triumph Financial, Inc.* 224 15,761
TrustCo Bank Corp. 391 10,408
Trustmark Corp. 604 17,878
UMB Financial Corp. 349 27,801
United Bankshares, Inc. 1,125 36,518
United Community Banks, Inc. 942 23,767
Unity Bancorp, Inc. 156 4,200
Univest Financial Corp. 396 8,265
Valley National Bancorp 3,775 26,463
Veritex Holdings, Inc. 509 9,915
Virginia National Bankshares
Corp. 151 4,260
WaFd, Inc. 553 14,981
Washington Trust Bancorp,
Inc. 407 10,362
Wells Fargo & Co. 31,283 1,855,708
WesBanco, Inc. 508 13,716
Westamerica Bancorp 309 14,384
WSFS Financial Corp. 455 19,442
32,374,661
Beverages 0.8%
Coca-Cola Co. (The) 33,549 2,072,322
Coca-Cola Consolidated, Inc. 60 49,560
Coca-Cola Europacific
Partners plc 27,286 1,965,138
Constellation Brands, Inc.,
Class A 5,225 1,324,329
Keurig Dr Pepper, Inc. 37,932 1,278,308
MGP Ingredients, Inc. 57 4,471
National Beverage Corp.* 99 4,405
Primo Water Corp. 1,458 27,512
Vita Coco Co., Inc. (The)* 288 6,981
6,733,026
Biotechnology 3.1%
4D Molecular Therapeutics,
Inc.* 381 9,117
89bio, Inc.* 407 3,464
AbbVie, Inc. 50,780 8,258,859

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Biotechnology
ACADIA Pharmaceuticals,
Inc.* 1,064 17,779
ACELYRIN, Inc.* 441 1,843
ADMA Biologics, Inc.* 3,117 20,323
Aerovate Therapeutics, Inc.* 212 4,242
Agenus, Inc.* 384 4,654
Agios Pharmaceuticals, Inc.* 526 17,095
Akero Therapeutics, Inc.* 430 8,553
Aldeyra Therapeutics, Inc.* 607 2,392
Alkermes plc* 1,998 49,031
Allakos, Inc.* 3,576 3,755
Alpine Immune Sciences, Inc.* 350 22,607
Altimmune, Inc.* 279 1,827
ALX Oncology Holdings, Inc.* 449 7,642
Amgen, Inc. 11,942 3,271,391
Amicus Therapeutics, Inc.* 2,783 27,802
AnaptysBio, Inc.* 306 7,448
Anavex Life Sciences Corp.* 1,479 5,398
Annexon, Inc.* 897 4,081
Apogee Therapeutics, Inc.* 363 18,259
Arcellx, Inc.* 419 20,958
Arcturus Therapeutics
Holdings, Inc.* 346 8,847
Arcus Biosciences, Inc.* 495 7,539
Arcutis Biotherapeutics, Inc.* 784 6,523
Ardelyx, Inc.* 1,970 12,608
Arrowhead Pharmaceuticals,
Inc.* 870 19,679
Astria Therapeutics, Inc.* 529 4,856
Aurinia Pharmaceuticals, Inc.* 1,296 6,597
Avid Bioservices, Inc.* 293 2,236
Avidity Biosciences, Inc.* 594 14,333
Avita Medical, Inc.* 352 2,957
Beam Therapeutics, Inc.* 526 11,162
BioCryst Pharmaceuticals,
Inc.* 1,921 7,934
Biogen, Inc.* 11,951 2,567,314
Biohaven Ltd.* 538 20,874
BioMarin Pharmaceutical, Inc.* 26,145 2,111,470
Blueprint Medicines Corp.* 489 44,665
Bridgebio Pharma, Inc.* 896 22,956
Cabaletta Bio, Inc.* 314 3,343
CareDx, Inc.* 1,201 9,320
Cargo Therapeutics, Inc.* 182 3,476
Caribou Biosciences, Inc.* 753 2,733
Cartesian Therapeutics, Inc.* 202 4,458
Catalyst Pharmaceuticals,
Inc.* 1,030 15,502
Celldex Therapeutics, Inc.* 453 16,951
Century Therapeutics, Inc.* 1,162 3,381
Cerevel Therapeutics
Holdings, Inc.* 562 24,003
CG oncology, Inc.* 106 4,260
Cogent Biosciences, Inc.* 277 1,801
Crinetics Pharmaceuticals,
Inc.* 572 25,065
Cullinan Therapeutics, Inc.* 312 8,427
Cytokinetics, Inc.* 802 49,179
Day One Biopharmaceuticals,
Inc.* 639 10,927
Deciphera Pharmaceuticals,
Inc.* 518 13,090
Common Stocks
Shares Value ($)
Biotechnology
Denali Therapeutics, Inc.* 1,059 16,351
Dynavax Technologies Corp.* 1,465 16,657
Dyne Therapeutics, Inc.* 654 16,553
Eagle Pharmaceuticals, Inc.* 487 1,992
Editas Medicine, Inc.* 317 1,652
Emergent BioSolutions, Inc.* 2,442 4,591
Enanta Pharmaceuticals, Inc.* 366 5,029
Entrada Therapeutics, Inc.* 283 3,354
Erasca, Inc.* 2,228 4,478
Fate Therapeutics, Inc.* 1,315 5,194
FibroGen, Inc.* 4,444 4,977
Generation Bio Co.* 2,136 6,045
Geron Corp.* 3,928 15,437
Gilead Sciences, Inc. 16,124 1,051,285
Gritstone bio, Inc.* 1,816 1,453
Halozyme Therapeutics, Inc.* 1,378 52,502
Heron Therapeutics, Inc.* 778 1,805
Humacyte, Inc.* 417 1,635
Ideaya Biosciences, Inc.* 519 21,097
ImmunityBio, Inc.* 1,421 11,354
Immunovant, Inc.* 384 10,537
Inhibrx, Inc.* 329 11,199
Inozyme Pharma, Inc.* 700 3,087
Insmed, Inc.* 989 24,448
Intellia Therapeutics, Inc.* 822 17,591
Iovance Biotherapeutics, Inc.* 2,166 25,515
Ironwood Pharmaceuticals,
Inc., Class A* 2,271 17,600
Janux Therapeutics, Inc.* 186 10,602
Keros Therapeutics, Inc.* 196 11,052
Kiniksa Pharmaceuticals Ltd.,
Class A* 286 5,354
Kodiak Sciences, Inc.* 1,813 5,820
Krystal Biotech, Inc.* 172 26,337
Kura Oncology, Inc.* 779 15,284
Kymera Therapeutics, Inc.* 452 15,196
Larimar Therapeutics, Inc.* 444 3,059
Lexeo Therapeutics, Inc.* 357 4,445
Lyell Immunopharma, Inc.* 1,623 3,522
MacroGenics, Inc.* 471 6,961
Madrigal Pharmaceuticals,
Inc.* 120 24,482
MannKind Corp.* 3,208 13,185
Mersana Therapeutics, Inc.* 1,065 3,376
MiMedx Group, Inc.* 994 6,123
Mineralys Therapeutics, Inc.* 361 4,422
Mirum Pharmaceuticals, Inc.* 98 2,461
Monte Rosa Therapeutics,
Inc.* 856 4,554
Morphic Holding, Inc.* 284 7,745
Myriad Genetics, Inc.* 986 19,296
Neurocrine Biosciences, Inc.* 20,084 2,762,353
Nkarta, Inc.* 475 3,173
Novavax, Inc.* 280 1,212
Nurix Therapeutics, Inc.* 741 8,907
Nuvalent, Inc., Class A* 192 13,225
Olema Pharmaceuticals, Inc.* 444 4,515
Organogenesis Holdings, Inc.,
Class A* 1,662 3,906
ORIC Pharmaceuticals, Inc.* 320 2,826
PDS Biotechnology Corp.* 809 2,710

32 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Poseida Therapeutics, Inc.,
Class A* 1,387 3,357
Prime Medicine, Inc.* 886 4,359
Protagonist Therapeutics, Inc.* 356 8,939
Prothena Corp. plc* 363 7,383
PTC Therapeutics, Inc.* 596 19,161
RAPT Therapeutics, Inc.* 276 2,125
Recursion Pharmaceuticals,
Inc., Class A* 1,150 8,993
Regeneron Pharmaceuticals,
Inc.* 1,726 1,537,279
REGENXBIO, Inc.* 152 2,333
Relay Therapeutics, Inc.* 634 4,134
REVOLUTION Medicines,
Inc.* 1,295 48,278
Rhythm Pharmaceuticals, Inc.* 486 19,323
Rigel Pharmaceuticals, Inc.* 3,183 3,342
Rocket Pharmaceuticals, Inc.* 770 16,570
Sana Biotechnology, Inc.* 1,050 9,450
Scholar Rock Holding Corp.* 641 9,403
SpringWorks Therapeutics,
Inc.* 657 30,675
Stoke Therapeutics, Inc.* 394 4,346
Summit Therapeutics, Inc.* 878 3,451
Sutro Biopharma, Inc.* 941 3,195
Syndax Pharmaceuticals, Inc.* 658 13,904
Tenaya Therapeutics, Inc.* 1,023 4,644
TG Therapeutics, Inc.* 1,313 17,936
Twist Bioscience Corp.* 625 19,519
Tyra Biosciences, Inc.* 321 5,489
Vaxcyte, Inc.* 856 51,831
Vera Therapeutics, Inc., Class
A* 319 12,604
Veracyte, Inc.* 946 18,513
Vericel Corp.* 568 26,054
Vertex Pharmaceuticals, Inc.* 4,962 1,949,123
Verve Therapeutics, Inc.* 1,170 7,032
Viking Therapeutics, Inc.* 907 72,179
Viridian Therapeutics, Inc.* 396 5,251
Voyager Therapeutics, Inc.* 530 4,145
Xencor, Inc.* 422 8,837
Y-mAbs Therapeutics, Inc.* 359 5,460
Zentalis Pharmaceuticals, Inc.* 553 6,116
25,181,240
Broadline Retail 3.2%
Amazon.com, Inc.* 151,249 26,468,575
ContextLogic, Inc., Class A* 691 3,835
Dillard's, Inc., Class A 36 15,768
26,488,178
Building Products 0.8%
AAON, Inc. 492 46,292
Allegion plc 18,805 2,285,936
American Woodmark Corp.* 185 17,035
Apogee Enterprises, Inc. 384 23,724
AZZ, Inc. 55 3,940
Builders FirstSource, Inc.* 12,146 2,220,532
CSW Industrials, Inc. 119 28,277
Fortune Brands Innovations,
Inc. 3,315 242,326
Gibraltar Industries, Inc.* 320 22,867
Griffon Corp. 554 36,298
Common Stocks
Shares Value ($)
Building Products
Janus International Group,
Inc.* 903 13,012
JELD-WEN Holding, Inc.* 555 11,377
Masonite International Corp.* 159 21,075
Masterbrand, Inc.* 1,179 19,654
Quanex Building Products
Corp. 514 17,075
Resideo Technologies, Inc.* 890 17,382
Simpson Manufacturing Co.,
Inc. 368 63,992
Trane Technologies plc 5,229 1,659,371
UFP Industries, Inc. 706 79,566
Zurn Elkay Water Solutions
Corp. 1,124 35,159
6,864,890
Capital Markets 2.1%
Artisan Partners Asset
Management, Inc., Class A 871 35,650
B. Riley Financial, Inc. 142 4,885
Bakkt Holdings, Inc.* — 0
BGC Group, Inc., Class A 2,341 18,330
BlackRock, Inc. 1,439 1,085,927
Brightsphere Investment
Group, Inc. 95 2,113
Cohen & Steers, Inc. 253 17,401
Diamond Hill Investment
Group, Inc. 64 9,550
Donnelley Financial Solutions,
Inc.* 293 18,394
Goldman Sachs Group, Inc.
(The) 5,012 2,138,670
Hamilton Lane, Inc., Class A 297 33,181
Intercontinental Exchange, Inc. 18,338 2,361,201
KKR & Co., Inc. 18,123 1,686,708
MarketWise, Inc. 1,702 2,655
Moelis & Co., Class A 560 27,485
Moody's Corp. 2,860 1,059,144
MSCI, Inc., Class A 3,783 1,762,084
Nasdaq, Inc. 61,250 3,665,812
Open Lending Corp.* 630 3,213
Piper Sandler Cos. 173 33,872
PJT Partners, Inc., Class A 271 25,607
S&P Global, Inc. 6,472 2,691,252
Silvercrest Asset Management
Group, Inc., Class A 532 7,794
StepStone Group, Inc., Class
A 253 9,126
StoneX Group, Inc.* 127 9,220
Tradeweb Markets, Inc., Class
A 4,408 448,338
Victory Capital Holdings, Inc.,
Class A 556 28,278
Virtus Investment Partners,
Inc. 104 22,809
WisdomTree, Inc. 800 7,120
17,215,819
Chemicals 1.9%
AdvanSix, Inc. 211 5,330
Air Products & Chemicals, Inc. 2,469 583,523
Albemarle Corp. 1,184 142,447
Arcadium Lithium plc* 9,308 40,955

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Chemicals
Ashland, Inc. 927 88,371
Aspen Aerogels, Inc.* 212 3,320
Avient Corp. 751 31,857
Balchem Corp. 297 41,990
Cabot Corp. 595 54,282
Celanese Corp., Class A 15,846 2,434,104
Ecolab, Inc. 4,179 945,081
Ecovyst, Inc.* 728 6,865
Element Solutions, Inc. 25,712 594,718
Hawkins, Inc. 262 19,852
HB Fuller Co. 456 34,068
Ingevity Corp.* 270 13,808
Innospec, Inc. 264 31,680
Koppers Holdings, Inc. 150 7,692
Linde plc 15,358 6,772,264
Mativ Holdings, Inc. 731 13,348
Minerals Technologies, Inc. 421 30,687
Orion SA 857 20,277
Perimeter Solutions SA* 846 5,922
PureCycle Technologies, Inc.* 1,717 8,018
Quaker Chemical Corp. 108 20,145
Sensient Technologies Corp. 280 20,502
Sherwin-Williams Co. (The) 12,852 3,850,588
Stepan Co. 72 5,975
Trinseo plc 2,999 7,827
Tronox Holdings plc 640 10,874
15,846,370
Commercial Services & Supplies 0.2%
ABM Industries, Inc. 539 23,554
ACCO Brands Corp. 1,318 6,353
ACV Auctions, Inc., Class A* 481 8,393
Brink's Co. (The) 560 48,978
Casella Waste Systems, Inc.,
Class A* 379 34,262
Cimpress plc* 144 12,279
CompX International, Inc. 137 4,314
CoreCivic, Inc.* 1,224 18,238
Deluxe Corp. 882 17,419
Ennis, Inc. 582 11,582
GEO Group, Inc. (The)* 1,369 20,343
HNI Corp. 603 25,296
Interface, Inc., Class A 1,277 19,525
Li-Cycle Holdings Corp.* 6,790 4,448
Liquidity Services, Inc.* 256 4,418
Matthews International Corp.,
Class A 293 7,905
MillerKnoll, Inc. 934 23,752
Montrose Environmental
Group, Inc.* 198 8,597
OPENLANE, Inc.* 1,060 18,211
Pitney Bowes, Inc. 1,159 4,937
Quad/Graphics, Inc. 877 3,938
Steelcase, Inc., Class A 1,479 17,792
UniFirst Corp. 83 13,291
Waste Connections, Inc. 7,408 1,200,763
1,558,588
Communications Equipment 0.4%
ADTRAN Holdings, Inc. 465 2,037
Calix, Inc.* 503 13,948
Cisco Systems, Inc. 36,171 1,699,314
Clearfield, Inc.* 96 2,891
Common Stocks
Shares Value ($)
Communications Equipment
CommScope Holding Co.,
Inc.* 3,756 3,358
Digi International, Inc.* 492 15,085
Extreme Networks, Inc.* 1,629 18,245
Harmonic, Inc.* 699 7,507
Infinera Corp.* 1,973 9,510
Motorola Solutions, Inc. 4,746 1,609,606
NetScout Systems, Inc.* 595 11,460
Viavi Solutions, Inc.* 1,715 13,548
3,406,509
Construction & Engineering 0.1%
Ameresco, Inc., Class A* 540 11,302
API Group Corp.* 1,635 63,062
Arcosa, Inc. 402 30,560
Argan, Inc. 303 18,259
Comfort Systems USA, Inc. 377 116,648
Concrete Pumping Holdings,
Inc.* 1,142 7,594
Construction Partners, Inc.,
Class A* 289 14,924
Dycom Industries, Inc.* 205 28,704
Fluor Corp.* 992 40,007
Granite Construction, Inc. 303 16,817
IES Holdings, Inc.* 141 19,052
Limbach Holdings, Inc.* 139 6,301
MYR Group, Inc.* 93 15,461
Northwest Pipe Co.* 142 4,494
Primoris Services Corp. 535 24,931
Sterling Infrastructure, Inc.* 282 28,651
446,767
Construction Materials 0.1%
Knife River Corp.* 424 33,152
Martin Marietta Materials, Inc. 1,525 895,282
Summit Materials, Inc., Class
A* 1,044 40,612
United States Lime & Minerals,
Inc. 36 11,160
980,206
Consumer Finance 0.5%
American Express Co. 16,339 3,823,816
Bread Financial Holdings, Inc. 434 16,019
Encore Capital Group, Inc.* 81 3,328
Enova International, Inc.* 292 17,675
FirstCash Holdings, Inc. 367 41,464
LendingTree, Inc.* 158 7,627
Navient Corp. 1,084 16,282
Nelnet, Inc., Class A 100 9,418
PRA Group, Inc.* 268 6,376
PROG Holdings, Inc. 610 20,276
Upstart Holdings, Inc.* 758 16,774
World Acceptance Corp.* 82 11,281
3,990,336
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The) 472 25,932
Chefs' Warehouse, Inc. (The)* 171 5,657
Dollar Tree, Inc.* 21,790 2,576,667
Ingles Markets, Inc., Class A 26 1,865
Natural Grocers by Vitamin
Cottage, Inc. 254 4,155
Performance Food Group Co.* 28,597 1,941,164

34 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
PriceSmart, Inc. 326 26,272
Sprouts Farmers Market, Inc.* 885 58,437
United Natural Foods, Inc.* 563 5,028
Village Super Market, Inc.,
Class A 336 9,398
Walmart, Inc. 16,453 976,486
5,631,061
Containers & Packaging 0.5%
Avery Dennison Corp. 16,379 3,558,829
Crown Holdings, Inc. 8,846 725,991
Greif, Inc., Class A 267 16,362
Greif, Inc., Class B 39 2,437
Myers Industries, Inc. 599 13,118
O-I Glass, Inc.* 1,066 15,947
Pactiv Evergreen, Inc. 628 9,571
Ranpak Holdings Corp., Class
A* 312 2,259
4,344,514
Distributors 0.0%
†
Weyco Group, Inc. 141 4,138
Diversified Consumer Services 0.0%
†
Adtalem Global Education,
Inc.* 462 22,924
Chegg, Inc.* 147 760
Coursera, Inc.* 1,244 12,714
Duolingo, Inc., Class A* 271 61,178
Frontdoor, Inc.* 1,025 31,457
Graham Holdings Co., Class B 41 28,756
Laureate Education, Inc. 1,352 19,604
Nerdy, Inc.* 995 2,577
OneSpaWorld Holdings Ltd.* 687 8,739
Perdoceo Education Corp. 1,162 21,265
Strategic Education, Inc. 206 23,657
Stride, Inc.* 229 15,286
WW International, Inc.* 336 608
249,525
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 1,255 20,670
American Assets Trust, Inc. 447 9,543
Broadstone Net Lease, Inc. 1,728 25,160
Empire State Realty Trust,
Inc., Class A 1,957 17,809
Essential Properties Realty
Trust, Inc. 1,625 42,802
One Liberty Properties, Inc. 466 10,676
126,660
Diversified Telecommunication Services 1.1%
AST SpaceMobile, Inc., Class
A* 1,482 3,275
AT&T, Inc. 360,461 6,088,186
ATN International, Inc. 115 2,194
Bandwidth, Inc., Class A* 249 4,532
Cogent Communications
Holdings, Inc. 354 22,720
Globalstar, Inc.* 1,456 1,878
IDT Corp., Class B 388 13,790
Liberty Latin America Ltd.,
Class A* 601 4,538
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Liberty Latin America Ltd.,
Class C* 1,401 10,563
Lumen Technologies, Inc.* 10,797 12,848
Shenandoah
Telecommunications Co. 228 2,923
Verizon Communications, Inc. 75,197 2,969,530
9,136,977
Electric Utilities 1.2%
ALLETE, Inc. 556 32,926
Alliant Energy Corp. 7,408 368,918
American Electric Power Co.,
Inc. 6,537 562,378
Constellation Energy Corp. 3,486 648,187
Duke Energy Corp. 8,716 856,434
Entergy Corp. 3,452 368,225
FirstEnergy Corp. 72,556 2,781,797
Genie Energy Ltd., Class B 144 2,202
MGE Energy, Inc. 348 27,255
NextEra Energy, Inc. 19,201 1,285,891
Otter Tail Corp. 506 43,192
PG&E Corp. 29,989 513,112
PNM Resources, Inc. 561 20,791
Portland General Electric Co. 714 30,866
Xcel Energy, Inc. 34,216 1,838,426
9,380,600
Electrical Equipment 1.3%
Array Technologies, Inc.* 1,241 15,314
Atkore, Inc. 389 68,192
Babcock & Wilcox Enterprises,
Inc.* 4,333 4,420
Blink Charging Co.* 1,196 3,026
Bloom Energy Corp., Class A* 1,281 14,257
Eaton Corp. plc 7,191 2,288,608
Emerson Electric Co. 9,570 1,031,455
Encore Wire Corp. 181 50,564
Energy Vault Holdings, Inc.* 3,521 4,472
EnerSys 458 41,426
Enovix Corp.* 821 5,139
Eos Energy Enterprises, Inc.* 5,954 4,604
Fluence Energy, Inc.* 404 7,207
FuelCell Energy, Inc.* 3,744 3,474
GE Vernova, Inc.* 18,129 2,786,608
LSI Industries, Inc. 311 4,541
NEXTracker, Inc., Class A* 990 42,362
NuScale Power Corp., Class
A* 394 2,285
nVent Electric plc 23,516 1,694,798
Powell Industries, Inc. 65 9,295
Preformed Line Products Co. 67 8,109
Rockwell Automation, Inc. 8,377 2,269,832
Shoals Technologies Group,
Inc., Class A* 1,180 9,971
Stem, Inc.* 1,706 3,139
SunPower Corp.* 1,017 2,095
Thermon Group Holdings, Inc.* 72 2,299
10,377,492
Electronic Equipment, Instruments & Components 1.0%
Advanced Energy Industries,
Inc. 364 34,886
Akoustis Technologies, Inc.* 6,019 3,534

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A 14,239 1,719,644
Arlo Technologies, Inc.* 411 5,088
Badger Meter, Inc. 325 59,449
Bel Fuse, Inc., Class B 138 8,103
Belden, Inc. 522 42,423
Benchmark Electronics, Inc. 298 9,003
CDW Corp. 14,744 3,565,984
Climb Global Solutions, Inc. 96 6,188
CTS Corp. 334 15,280
ePlus, Inc.* 292 22,449
Evolv Technologies Holdings,
Inc.* 1,216 4,755
Fabrinet* 344 59,536
Insight Enterprises, Inc.* 259 47,286
Itron, Inc.* 255 23,491
Keysight Technologies, Inc.* 14,207 2,101,784
Knowles Corp.* 940 14,880
Lightwave Logic, Inc.* 1,007 3,847
Methode Electronics, Inc. 442 5,388
MicroVision, Inc.* 1,647 2,388
Mirion Technologies, Inc.,
Class A* 880 9,566
Napco Security Technologies,
Inc. 256 10,419
Novanta, Inc.* 320 50,080
OSI Systems, Inc.* 135 17,744
PAR Technology Corp.* 243 10,274
PC Connection, Inc. 255 15,802
Plexus Corp.* 171 17,273
Rogers Corp.* 106 12,623
Sanmina Corp.* 416 25,239
ScanSource, Inc.* 266 11,071
SmartRent, Inc., Class A* 1,772 4,111
Trimble, Inc.* 7,479 449,263
TTM Technologies, Inc.* 1,021 15,243
Vishay Intertechnology, Inc. 1,294 29,943
Vishay Precision Group, Inc.* 175 5,775
8,439,812
Energy Equipment & Services 0.2%
Archrock, Inc. 1,036 19,881
Atlas Energy Solutions, Inc.,
Class A 207 4,597
Borr Drilling Ltd. 1,402 7,431
Cactus, Inc., Class A 542 26,905
ChampionX Corp. 2,194 73,653
Core Laboratories, Inc. 328 5,182
Diamond Offshore Drilling,
Inc.* 402 4,921
Dril-Quip, Inc.* 112 2,036
Expro Group Holdings NV* 518 9,718
Helix Energy Solutions Group,
Inc.* 1,271 13,651
Helmerich & Payne, Inc. 1,067 41,965
Kodiak Gas Services, Inc. 217 5,898
Liberty Energy, Inc., Class A 1,986 43,692
Nabors Industries Ltd.* 81 5,834
Newpark Resources, Inc.* 676 4,691
Noble Corp. plc 984 43,670
Oceaneering International,
Inc.* 1,028 23,552
Patterson-UTI Energy, Inc. 2,718 29,409
Common Stocks
Shares Value ($)
Energy Equipment & Services
ProFrac Holding Corp., Class
A* 572 4,158
ProPetro Holding Corp.* 629 5,485
Ranger Energy Services, Inc.,
Class A 1,211 11,916
RPC, Inc. 1,363 9,118
Schlumberger NV 21,789 1,034,542
Seadrill Ltd.* 411 19,954
Select Water Solutions, Inc.,
Class A 1,372 12,677
Solaris Oilfield Infrastructure,
Inc., Class A 1,083 9,541
TETRA Technologies, Inc.* 738 3,166
Tidewater, Inc.* 280 25,718
US Silica Holdings, Inc.* 732 11,295
Valaris Ltd.* 451 29,342
Weatherford International plc* 595 73,554
1,617,152
Entertainment 0.6%
Atlanta Braves Holdings, Inc.,
Class C* 378 14,148
Cinemark Holdings, Inc.* 1,335 22,882
Electronic Arts, Inc. 21,655 2,746,287
Endeavor Group Holdings,
Inc., Class A 43,748 1,155,385
IMAX Corp.* 130 2,081
Lions Gate Entertainment
Corp., Class A* 856 8,637
Lions Gate Entertainment
Corp., Class B* 1,707 16,097
Madison Square Garden
Entertainment Corp., Class
A* 418 16,365
Marcus Corp. (The) 601 7,837
Playstudios, Inc.* 2,086 4,506
Sphere Entertainment Co.* 49 1,904
TKO Group Holdings, Inc.,
Class A 6,472 612,704
4,608,833
Financial Services 3.8%
Apollo Global Management,
Inc. 8,716 944,640
AvidXchange Holdings, Inc.* 605 7,054
Banco Latinoamericano de
Comercio Exterior SA, Class
E 342 9,716
Berkshire Hathaway, Inc.,
Class B* 10,979 4,355,699
Cannae Holdings, Inc.* 223 4,337
Cass Information Systems,
Inc. 207 8,940
Compass Diversified Holdings 163 3,581
Corpay, Inc.* 7,300 2,205,622
Enact Holdings, Inc. 653 19,414
Essent Group Ltd. 1,187 62,876
EVERTEC, Inc. 695 26,083
Federal Agricultural Mortgage
Corp., Class C 91 16,938
Fidelity National Information
Services, Inc. 28,509 1,936,331
Fiserv, Inc.* 36,518 5,575,203

36 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Financial Services
Flywire Corp.* 810 16,605
I3 Verticals, Inc., Class A* 65 1,476
International Money Express,
Inc.* 206 4,167
Jackson Financial, Inc., Class
A 873 59,643
Marqeta, Inc., Class A* 4,399 24,415
Mastercard, Inc., Class A 11,233 5,068,330
Mr. Cooper Group, Inc.* 440 33,968
NMI Holdings, Inc., Class A* 1,091 33,668
Pagseguro Digital Ltd., Class
A* 2,176 27,091
Payoneer Global, Inc.* 1,944 9,603
Paysafe Ltd.* 629 8,944
PennyMac Financial Services,
Inc. 103 8,821
Radian Group, Inc. 1,865 55,708
Remitly Global, Inc.* 637 11,358
Repay Holdings Corp., Class
A* 870 8,848
StoneCo Ltd., Class A* 2,952 46,051
Visa, Inc., Class A(a) 39,255 10,544,286
Walker & Dunlop, Inc. 296 27,123
31,166,539
Food Products 0.9%
B&G Foods, Inc. 872 9,679
Benson Hill, Inc.* 12,357 2,268
Beyond Meat, Inc.* 1,329 9,011
Cal-Maine Foods, Inc. 492 27,222
Dole plc 1,089 13,253
Fresh Del Monte Produce, Inc. 374 9,563
Hain Celestial Group, Inc.
(The)* 1,105 6,785
J & J Snack Foods Corp. 93 12,768
John B Sanfilippo & Son, Inc. 169 16,849
Lamb Weston Holdings, Inc. 15,035 1,253,017
Lancaster Colony Corp. 195 37,208
McCormick & Co., Inc.
(Non-Voting) 25,661 1,951,776
Mondelez International, Inc.,
Class A 34,735 2,498,836
Nestle SA, ADR 5,566 559,940
Simply Good Foods Co. (The)* 9,050 329,872
SunOpta, Inc.* 834 5,463
TreeHouse Foods, Inc.* 288 10,814
Utz Brands, Inc. 23,613 425,742
7,180,066
Gas Utilities 0.0%
†
Brookfield Infrastructure Corp.,
Class A 1,272 38,758
Chesapeake Utilities Corp. 213 22,550
New Jersey Resources Corp. 889 38,840
Northwest Natural Holding Co. 320 12,208
ONE Gas, Inc. 590 38,067
Southwest Gas Holdings, Inc. 428 31,937
Spire, Inc. 398 24,593
206,953
Ground Transportation 1.3%
ArcBest Corp. 285 31,609
CSX Corp. 26,527 881,227
Common Stocks
Shares Value ($)
Ground Transportation
FTAI Infrastructure, Inc. 612 4,431
Heartland Express, Inc. 119 1,183
Marten Transport Ltd. 678 11,472
Norfolk Southern Corp. 7,304 1,682,257
Old Dominion Freight Line, Inc. 11,195 2,034,244
RXO, Inc.* 699 13,218
Saia, Inc.* 7,272 2,885,748
Uber Technologies, Inc.* 20,711 1,372,518
Union Pacific Corp. 6,859 1,626,680
Universal Logistics Holdings,
Inc. 152 6,791
Werner Enterprises, Inc. 465 15,903
10,567,281
Health Care Equipment & Supplies 2.1%
Accuray, Inc.* 1,508 3,212
Align Technology, Inc.* 5,400 1,524,852
Alphatec Holdings, Inc.* 437 5,515
Artivion, Inc.* 463 9,084
AtriCure, Inc.* 348 8,394
Atrion Corp. 21 8,889
Avanos Medical, Inc.* 359 6,491
Axogen, Inc.* 419 2,686
Axonics, Inc.* 364 24,232
Boston Scientific Corp.* 42,717 3,070,071
Cerus Corp.* 2,599 4,340
ClearPoint Neuro, Inc.* 703 3,817
CONMED Corp. 344 23,385
Cooper Cos., Inc. (The) 34,452 3,068,295
Dexcom, Inc.* 10,787 1,374,156
Embecta Corp. 714 7,233
Glaukos Corp.* 356 34,176
Haemonetics Corp.* 535 49,193
Inari Medical, Inc.* 410 15,309
Inmode Ltd.* 946 16,262
Integer Holdings Corp.* 246 27,461
iRadimed Corp. 323 13,117
iRhythm Technologies, Inc.* 259 28,381
Lantheus Holdings, Inc.* 624 41,521
LeMaitre Vascular, Inc. 301 19,505
LivaNova plc* 398 22,189
Medtronic plc 37,755 3,029,461
Merit Medical Systems, Inc.* 548 40,607
Neogen Corp.* 1,636 20,172
Omnicell, Inc.* 373 10,000
OraSure Technologies, Inc.* 1,246 6,591
Orthofix Medical, Inc.* 216 2,808
Paragon 28, Inc.* 200 1,844
PROCEPT BioRobotics Corp.* 242 12,821
Pulse Biosciences, Inc.* 602 4,437
RxSight, Inc.* 200 10,426
Semler Scientific, Inc.* 242 6,178
Silk Road Medical, Inc.* 291 5,657
STAAR Surgical Co.* 392 18,016
Surmodics, Inc.* 110 2,826
Tactile Systems Technology,
Inc.* 524 7,216
TransMedics Group, Inc.* 256 24,097
Treace Medical Concepts,
Inc.* 111 1,151
UFP Technologies, Inc.* 97 19,976
Utah Medical Products, Inc. 105 6,951

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Varex Imaging Corp.* 229 3,721
Zimmer Biomet Holdings, Inc. 38,261 4,602,033
Zimvie, Inc.* 293 4,454
Zynex, Inc.* 564 6,187
17,259,396
Health Care Providers & Services 2.4%
Accolade, Inc.* 868 6,623
AdaptHealth Corp., Class A* 1,427 14,056
Addus HomeCare Corp.* 154 14,807
Agiliti, Inc.* 245 2,487
AirSculpt Technologies, Inc.* 595 3,278
AMN Healthcare Services,
Inc.* 341 20,453
Astrana Health, Inc.* 413 15,343
Brookdale Senior Living, Inc.* 1,093 7,421
Cencora, Inc. 11,257 2,690,986
Community Health Systems,
Inc.* 1,393 4,597
CorVel Corp.* 118 28,184
Cross Country Healthcare,
Inc.* 224 3,942
CVS Health Corp. 63,753 4,316,716
Elevance Health, Inc. 4,834 2,555,156
Enhabit, Inc.* 444 4,480
Ensign Group, Inc. (The) 477 56,458
Guardant Health, Inc.* 813 14,634
HCA Healthcare, Inc. 4,425 1,370,953
HealthEquity, Inc.* 687 54,211
Hims & Hers Health, Inc.* 1,569 19,660
Humana, Inc. 9,551 2,885,262
Invitae Corp.* 11,005 11
LifeStance Health Group, Inc.* 938 5,797
McKesson Corp. 1,760 945,490
ModivCare, Inc.* 90 2,112
Molina Healthcare, Inc.* 3,243 1,109,430
Nano-X Imaging Ltd.* 199 1,783
National HealthCare Corp. 199 18,083
National Research Corp. 303 10,378
NeoGenomics, Inc.* 1,080 15,034
Option Care Health, Inc.* 1,638 48,960
Owens & Minor, Inc.* 919 22,736
Patterson Cos., Inc. 776 19,765
Pennant Group, Inc. (The)* 236 4,935
PetIQ, Inc., Class A* 524 8,552
Privia Health Group, Inc.* 831 15,290
Progyny, Inc.* 645 20,679
Quest Diagnostics, Inc. 5,229 722,543
RadNet, Inc.* 353 17,120
Select Medical Holdings Corp. 1,296 36,767
Surgery Partners, Inc.* 663 16,542
UnitedHealth Group, Inc. 4,417 2,136,503
US Physical Therapy, Inc. 115 11,674
Viemed Healthcare, Inc.* 1,113 9,115
19,289,006
Health Care REITs 0.0%
†
CareTrust REIT, Inc. 945 23,361
LTC Properties, Inc. 143 4,733
National Health Investors, Inc. 563 35,503
Sabra Health Care REIT, Inc. 2,762 38,447
Common Stocks
Shares Value ($)
Health Care REITs
Universal Health Realty
Income Trust 241 8,683
110,727
Health Care Technology 0.0%
†
American Well Corp., Class A* 11,545 5,894
Definitive Healthcare Corp.,
Class A* 488 3,387
Evolent Health, Inc., Class A* 760 21,082
HealthStream, Inc. 514 13,246
Multiplan Corp.* 1,799 1,169
Phreesia, Inc.* 425 8,815
Schrodinger, Inc.* 301 7,338
Sharecare, Inc.* 6,437 4,608
Simulations Plus, Inc. 258 11,700
77,239
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 2,665 39,335
DiamondRock Hospitality Co. 2,033 18,094
RLJ Lodging Trust 2,319 25,509
Ryman Hospitality Properties,
Inc. 661 69,722
Service Properties Trust 2,745 16,827
Summit Hotel Properties, Inc. 543 3,263
Xenia Hotels & Resorts, Inc. 794 11,013
183,763
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.,
Class A* 1,034 11,105
Bally's Corp.* 426 5,598
Bloomin' Brands, Inc. 674 17,382
Booking Holdings, Inc. 431 1,487,825
Brinker International, Inc.* 420 22,512
Carnival Corp.* 135,597 2,009,548
Cheesecake Factory, Inc.
(The) 576 19,883
Cracker Barrel Old Country
Store, Inc. 169 9,834
Dave & Buster's
Entertainment, Inc.* 472 25,205
Denny's Corp.* 1,051 8,429
Dine Brands Global, Inc. 50 2,205
Domino's Pizza, Inc. 5,823 3,081,939
DraftKings, Inc., Class A* 10,345 429,938
Everi Holdings, Inc.* 574 4,690
Expedia Group, Inc.* 17,468 2,351,717
First Watch Restaurant Group,
Inc.* 209 5,334
Golden Entertainment, Inc. 161 5,160
Hilton Grand Vacations, Inc.* 878 36,560
International Game
Technology plc 1,369 27,024
Jack in the Box, Inc. 103 5,878
Krispy Kreme, Inc. 234 2,960
Kura Sushi USA, Inc., Class A* 13 1,431
Las Vegas Sands Corp. 31,434 1,394,412
Light & Wonder, Inc.* 978 87,296
Lindblad Expeditions Holdings,
Inc.* 145 1,064
McDonald's Corp. 14,909 4,070,753
Papa John's International, Inc. 201 12,400

38 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
PlayAGS, Inc.* 1,209 10,688
Portillo's, Inc., Class A* 239 2,930
Potbelly Corp.* 452 4,606
Red Robin Gourmet Burgers,
Inc.* 392 2,960
Red Rock Resorts, Inc., Class
A 443 23,532
Rush Street Interactive, Inc.* 1,118 7,144
Sabre Corp.* 2,610 7,491
Shake Shack, Inc., Class A* 425 44,986
Six Flags Entertainment Corp.* 574 13,535
Soho House & Co., Inc., Class
A* 85,646 446,216
Super Group SGHC Ltd.* 1,157 3,656
Sweetgreen, Inc., Class A* 938 21,077
United Parks & Resorts, Inc.* 319 16,212
Xponential Fitness, Inc., Class
A* 95 1,211
Yum! Brands, Inc. 15,829 2,235,846
17,980,172
Household Durables 0.6%
Beazer Homes USA, Inc.* 132 3,700
Cavco Industries, Inc.* 84 30,594
Century Communities, Inc. 299 23,717
Dream Finders Homes, Inc.,
Class A* 129 4,579
Green Brick Partners, Inc.* 402 21,760
Helen of Troy Ltd.* 105 9,735
Hooker Furnishings Corp. 179 3,043
Hovnanian Enterprises, Inc.,
Class A* 100 14,783
Installed Building Products,
Inc. 227 53,511
KB Home 880 56,989
La-Z-Boy, Inc. 147 4,827
Lennar Corp., Class A 25,708 3,897,847
LGI Homes, Inc.* 99 8,903
M/I Homes, Inc.* 244 28,358
Meritage Homes Corp. 371 61,489
Purple Innovation, Inc., Class
A* 2,955 4,492
Skyline Champion Corp.* 323 24,222
Sonos, Inc.* 562 9,498
Taylor Morrison Home Corp.,
Class A* 1,201 67,268
Toll Brothers, Inc. 2,131 253,823
Tri Pointe Homes, Inc.* 1,172 43,188
Worthington Enterprises, Inc. 290 16,576
4,642,902
Household Products 1.8%
Central Garden & Pet Co.* 99 4,054
Central Garden & Pet Co.,
Class A* 499 17,680
Colgate-Palmolive Co. 52,522 4,827,822
Energizer Holdings, Inc. 824 23,665
Procter & Gamble Co. (The) 59,806 9,760,339
WD-40 Co. 110 24,875
14,658,435
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0.1%
Altus Power, Inc., Class A* 1,380 5,064
Montauk Renewables, Inc.* 546 1,966
NextEra Energy Partners LP 947 26,857
Ormat Technologies, Inc. 354 22,596
Sunnova Energy International,
Inc.* 7,014 29,529
Vistra Corp. 7,124 540,284
626,296
Industrial Conglomerates 0.4%
Brookfield Business Corp.,
Class A 278 5,657
Honeywell International, Inc. 14,702 2,833,517
2,839,174
Industrial REITs 0.3%
Innovative Industrial
Properties, Inc. 359 37,121
LXP Industrial Trust 2,255 18,829
Plymouth Industrial REIT, Inc. 621 12,966
Prologis, Inc. 22,437 2,289,696
Terreno Realty Corp. 571 31,034
2,389,646
Insurance 3.7%
Allstate Corp. (The) 41,876 7,121,433
Ambac Financial Group, Inc.* 238 3,439
American Equity Investment
Life Holding Co. 515 28,897
American Financial Group, Inc. 18,530 2,367,207
American International Group,
Inc. 37,971 2,859,596
AMERISAFE, Inc. 262 11,947
Aon plc, Class A 12,401 3,497,206
Arch Capital Group Ltd.* 28,322 2,649,240
Assurant, Inc. 5,078 885,603
BRP Group, Inc., Class A* 330 8,791
CNO Financial Group, Inc. 1,331 35,045
Crawford & Co., Class A 996 9,243
eHealth, Inc.* 645 2,761
Employers Holdings, Inc. 386 16,440
Enstar Group Ltd.* 100 29,037
F&G Annuities & Life, Inc. 105 3,971
Fidelis Insurance Holdings Ltd. 788 14,641
Genworth Financial, Inc.,
Class A* 4,528 26,851
Globe Life, Inc. 29,092 2,215,938
Goosehead Insurance, Inc.,
Class A* 155 8,821
HCI Group, Inc. 51 5,823
Hippo Holdings, Inc.* 230 4,920
Horace Mann Educators Corp. 487 17,951
James River Group Holdings
Ltd. 632 5,618
Lemonade, Inc.* 614 10,579
Marsh & McLennan Cos., Inc. 14,419 2,875,581
MBIA, Inc. 776 4,881
Mercury General Corp. 281 14,685
MetLife, Inc. 11,784 837,607
Oscar Health, Inc., Class A* 1,229 21,348
Palomar Holdings, Inc.* 241 18,959

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 624 63,430
SiriusPoint Ltd.* 1,116 13,146
Skyward Specialty Insurance
Group, Inc.* 128 4,470
Stewart Information Services
Corp. 313 19,409
Trupanion, Inc.* 312 7,020
Universal Insurance Holdings,
Inc. 600 11,712
Unum Group 94,433 4,787,753
30,520,999
Interactive Media & Services 6.0%
Alphabet, Inc., Class A* 160,744 26,165,908
Alphabet, Inc., Class C* 94,530 15,563,419
Bumble, Inc., Class A* 568 5,737
Cargurus, Inc., Class A* 980 22,011
Cars.com, Inc.* 445 7,436
fuboTV, Inc.* 2,918 4,144
Match Group, Inc.* 17,691 545,237
Meta Platforms, Inc., Class A 14,362 6,178,101
Shutterstock, Inc. 372 15,888
System1, Inc.* 2,518 4,306
TrueCar, Inc.* 480 1,267
Vimeo, Inc.* 1,937 6,954
Yelp, Inc., Class A* 807 32,474
Ziff Davis, Inc.* 486 24,353
ZipRecruiter, Inc., Class A* 787 8,090
48,585,325
IT Services 0.8%
Accenture plc, Class A 17,893 5,384,183
Applied Digital Corp.* 2,156 5,832
BigBear.ai Holdings, Inc.* 1,137 1,887
Couchbase, Inc.* 96 2,318
DigitalOcean Holdings, Inc.* 678 22,279
Fastly, Inc., Class A* 948 11,992
Gartner, Inc.* 1,079 445,185
Grid Dynamics Holdings, Inc.* 335 3,273
Hackett Group, Inc. (The) 528 11,452
Perficient, Inc.* 277 13,091
Squarespace, Inc., Class A* 463 16,140
Thoughtworks Holding, Inc.* 660 1,531
Unisys Corp.* 1,261 6,847
Wix.com Ltd.* 2,179 259,018
6,185,028
Leisure Products 0.0%
†
Acushnet Holdings Corp. 445 27,136
AMMO, Inc.* 1,959 4,976
Escalade, Inc. 224 2,791
JAKKS Pacific, Inc.* 128 2,420
Latham Group, Inc.* 1,709 4,785
Malibu Boats, Inc., Class A* 76 2,586
Marine Products Corp. 584 6,278
MasterCraft Boat Holdings,
Inc.* 215 4,349
Smith & Wesson Brands, Inc. 140 2,376
Topgolf Callaway Brands
Corp.* 558 8,939
Vista Outdoor, Inc.* 574 20,142
86,778
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 1.9%
Adaptive Biotechnologies
Corp.* 287 752
Agilent Technologies, Inc. 19,412 2,660,220
Avantor, Inc.* 43,333 1,049,959
BioLife Solutions, Inc.* 268 4,701
Codexis, Inc.* 429 1,248
CryoPort, Inc.* 288 4,663
Cytek Biosciences, Inc.* 1,838 11,046
Danaher Corp. 15,301 3,773,533
IQVIA Holdings, Inc.* 5,223 1,210,535
Mesa Laboratories, Inc. 96 10,184
Mettler-Toledo International,
Inc.* 1,568 1,928,170
OmniAb, Inc.* 684 3,037
Pacific Biosciences of
California, Inc.* 1,342 2,214
Quanterix Corp.* 299 4,820
Quantum-Si, Inc.* 2,715 4,371
Thermo Fisher Scientific, Inc. 5,178 2,944,832
West Pharmaceutical
Services, Inc. 5,432 1,941,831
15,556,116
Machinery 2.7%
3D Systems Corp.* 1,992 6,673
Alamo Group, Inc. 83 16,133
Albany International Corp.,
Class A 205 16,349
Atmus Filtration Technologies,
Inc.* 489 14,812
Barnes Group, Inc. 123 4,271
Blue Bird Corp.* 151 4,976
Caterpillar, Inc. 16,121 5,393,603
Chart Industries, Inc.* 330 47,540
Columbus McKinnon Corp. 342 14,114
Deere & Co. 2,615 1,023,537
Desktop Metal, Inc., Class A* 6,456 5,051
Douglas Dynamics, Inc. 86 1,947
Energy Recovery, Inc.* 297 4,425
Enerpac Tool Group Corp.,
Class A 945 33,670
Enpro, Inc. 166 24,922
ESCO Technologies, Inc. 188 19,073
Federal Signal Corp. 479 38,943
Fortive Corp. 27,108 2,040,419
Franklin Electric Co., Inc. 496 47,750
Gorman-Rupp Co. (The) 415 13,766
Greenbrier Cos., Inc. (The) 218 10,767
Helios Technologies, Inc. 66 2,977
Hillenbrand, Inc. 374 17,847
Hillman Solutions Corp.* 1,255 11,998
Hyliion Holdings Corp.* 3,111 4,013
Illinois Tool Works, Inc. 9,974 2,434,753
Ingersoll Rand, Inc. 13,808 1,288,563
ITT, Inc. 19,734 2,552,396
John Bean Technologies Corp. 178 15,858
Kadant, Inc. 104 28,474
Kennametal, Inc. 913 21,483
Lindsay Corp. 112 13,009
Microvast Holdings, Inc.* 14,724 5,770
Mueller Industries, Inc. 1,304 72,789

40 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Machinery
Mueller Water Products, Inc.,
Class A 1,448 22,936
Nikola Corp.* 11,777 7,309
Otis Worldwide Corp. 5,609 511,541
Parker-Hannifin Corp. 3,041 1,657,071
Proto Labs, Inc.* 298 9,083
REV Group, Inc. 217 4,744
Shyft Group, Inc. (The) 569 6,191
SPX Technologies, Inc.* 375 45,679
Standex International Corp. 178 30,773
Stanley Black & Decker, Inc. 22,919 2,094,797
Tennant Co. 274 31,915
Terex Corp. 689 38,618
Titan International, Inc.* 960 10,579
Trinity Industries, Inc. 453 11,787
Wabash National Corp. 767 17,725
Watts Water Technologies,
Inc., Class A 316 62,713
Xylem, Inc. 15,504 2,026,373
21,842,505
Marine Transportation 0.0%
†
Genco Shipping & Trading Ltd. 226 4,823
Golden Ocean Group Ltd. 454 6,397
Matson, Inc. 398 42,896
Pangaea Logistics Solutions
Ltd. 228 1,641
Safe Bulkers, Inc. 1,927 9,616
65,373
Media 0.0%
†
AMC Networks, Inc., Class A* 243 2,581
Cardlytics, Inc.* 364 4,459
Clear Channel Outdoor
Holdings, Inc.* 1,429 1,986
EchoStar Corp., Class A* 571 9,130
EW Scripps Co. (The), Class
A* 1,192 4,482
Gray Television, Inc. 1,346 7,740
iHeartMedia, Inc., Class A* 2,682 5,632
John Wiley & Sons, Inc., Class
A 423 15,892
Magnite, Inc.* 1,058 9,342
PubMatic, Inc., Class A* 216 4,847
Scholastic Corp. 333 11,861
Sinclair, Inc. 578 7,109
TechTarget, Inc.* 70 1,925
TEGNA, Inc. 2,429 33,132
Thryv Holdings, Inc.* 485 11,160
Townsquare Media, Inc., Class
A 900 10,863
WideOpenWest, Inc.* 1,259 4,495
146,636
Metals & Mining 0.8%
Agnico Eagle Mines Ltd. 10,066 637,681
Alpha Metallurgical Resources,
Inc. 109 35,656
ATI, Inc.* 1,056 63,043
BHP Group Ltd., ADR-AU 8,222 453,526
Carpenter Technology Corp. 312 26,738
Century Aluminum Co.* 332 5,760
Coeur Mining, Inc.* 2,922 13,208
Common Stocks
Shares Value ($)
Metals & Mining
Commercial Metals Co. 1,327 71,313
Compass Minerals
International, Inc. 350 4,358
Constellium SE, Class A* 1,172 23,077
Contango ORE, Inc.* 216 4,508
Freeport-McMoRan, Inc. 29,559 1,476,177
Hecla Mining Co. 4,136 19,563
Ivanhoe Electric, Inc.* 264 2,666
Kaiser Aluminum Corp. 181 16,379
Materion Corp. 201 23,103
Metallus, Inc.* 621 12,768
Novagold Resources, Inc.* 1,691 4,904
Nucor Corp. 3,051 514,185
Olympic Steel, Inc. 218 13,858
Piedmont Lithium, Inc.* 475 5,819
Radius Recycling, Inc., Class A 110 1,916
Ramaco Resources, Inc.,
Class A 285 4,469
Ryerson Holding Corp. 468 13,361
Steel Dynamics, Inc. 21,399 2,784,438
SunCoke Energy, Inc. 1,852 19,094
Warrior Met Coal, Inc. 535 36,567
Worthington Steel, Inc. 479 14,748
6,302,883
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Angel Oak Mortgage REIT, Inc. 119 1,253
Apollo Commercial Real
Estate Finance, Inc. 1,630 15,697
Arbor Realty Trust, Inc. 1,437 18,437
Ares Commercial Real Estate
Corp. 1,097 7,449
ARMOUR Residential REIT,
Inc. 126 2,289
Blackstone Mortgage Trust,
Inc., Class A 1,460 25,754
BrightSpire Capital, Inc., Class
A 1,634 10,278
Chicago Atlantic Real Estate
Finance, Inc. 848 13,347
Chimera Investment Corp. 730 3,008
Claros Mortgage Trust, Inc. 743 6,464
Franklin BSP Realty Trust, Inc. 1,332 16,637
Granite Point Mortgage Trust,
Inc. 1,754 7,525
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 1,066 26,661
Invesco Mortgage Capital, Inc. 505 4,318
KKR Real Estate Finance
Trust, Inc. 436 4,103
Ladder Capital Corp., Class A 2,044 21,932
MFA Financial, Inc. 348 3,685
New York Mortgage Trust, Inc. 172 1,178
PennyMac Mortgage
Investment Trust 1,338 18,531
Ready Capital Corp. 1,426 12,149
TPG RE Finance Trust, Inc. 894 6,553
Two Harbors Investment Corp. 400 5,052
232,300
Multi-Utilities 0.8%
Avista Corp. 601 21,624

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Multi-Utilities
Black Hills Corp. 662 36,344
CenterPoint Energy, Inc. 17,044 496,662
Dominion Energy, Inc. 14,026 715,045
DTE Energy Co. 4,040 445,693
NiSource, Inc. 45,960 1,280,446
Northwestern Energy Group,
Inc. 568 28,650
Public Service Enterprise
Group, Inc. 7,259 501,452
Sempra 8,460 605,990
Unitil Corp. 109 5,552
WEC Energy Group, Inc. 25,832 2,134,756
6,272,214
Office REITs 0.2%
Alexandria Real Estate
Equities, Inc. 12,516 1,450,229
Brandywine Realty Trust 2,540 11,532
COPT Defense Properties 1,482 35,524
Douglas Emmett, Inc. 1,205 16,521
Easterly Government
Properties, Inc., Class A 588 6,874
Equity Commonwealth* 395 7,394
Hudson Pacific Properties, Inc. 2,277 13,207
JBG SMITH Properties 728 10,927
Office Properties Income Trust 4,024 8,128
Orion Office REIT, Inc. 2,693 8,402
Paramount Group, Inc. 2,363 10,964
Peakstone Realty Trust 693 9,681
Piedmont Office Realty Trust,
Inc., Class A 1,608 11,079
1,600,462
Oil, Gas & Consumable Fuels 3.4%
Ardmore Shipping Corp. 984 16,482
Berry Corp. 1,590 13,499
California Resources Corp. 827 43,715
Centrus Energy Corp., Class
A* 54 2,318
Cheniere Energy, Inc. 2,589 408,596
Chesapeake Energy Corp.(a) 13,340 1,198,999
Chevron Corp. 15,039 2,425,340
Chord Energy Corp. 462 81,765
Civitas Resources, Inc. 702 50,516
CNX Resources Corp.* 1,460 34,339
Comstock Resources, Inc. 108 1,087
ConocoPhillips 16,036 2,014,442
Crescent Energy Co., Class A 308 3,277
CVR Energy, Inc. 425 12,912
Delek US Holdings, Inc. 716 19,568
DHT Holdings, Inc. 1,634 18,660
Diamondback Energy, Inc. 5,944 1,195,517
Dorian LPG Ltd. 457 18,883
DT Midstream, Inc. 2,131 132,548
Energy Fuels, Inc.* 348 1,803
EOG Resources, Inc. 10,040 1,326,585
Equitrans Midstream Corp. 3,015 40,793
Evolution Petroleum Corp. 1,341 7,241
Exxon Mobil Corp.(a) 76,853 9,089,404
FLEX LNG Ltd. 394 10,248
Gevo, Inc.* 4,767 3,141
Golar LNG Ltd. 790 19,371
Green Plains, Inc.* 301 6,222
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Gulfport Energy Corp.* 71 11,268
International Seaways, Inc. 649 35,883
Kosmos Energy Ltd.* 3,579 20,293
Magnolia Oil & Gas Corp.,
Class A 1,850 46,380
Marathon Oil Corp. 86,214 2,314,846
Marathon Petroleum Corp. 16,658 3,027,092
Matador Resources Co. 1,016 63,297
Murphy Oil Corp. 1,521 67,897
Nordic American Tankers Ltd. 2,149 8,381
Northern Oil & Gas, Inc. 582 23,740
ONEOK, Inc. 7,699 609,145
Overseas Shipholding Group,
Inc., Class A 1,742 10,591
Par Pacific Holdings, Inc.* 491 15,123
PBF Energy, Inc., Class A 1,112 59,236
Permian Resources Corp.,
Class A 3,526 59,061
Phillips 66 8,345 1,195,087
PrimeEnergy Resources
Corp.* 52 5,328
REX American Resources
Corp.* 234 12,947
Scorpio Tankers, Inc. 686 48,267
SFL Corp. Ltd. 1,508 20,102
Shell plc, ADR 9,518 682,060
Sitio Royalties Corp., Class A 613 14,246
SM Energy Co. 1,141 55,327
Talos Energy, Inc.* 663 8,738
Targa Resources Corp. 3,051 347,997
Teekay Corp.* 1,373 10,050
Teekay Tankers Ltd., Class A 319 18,588
Tellurian, Inc.* 9,683 4,165
Uranium Energy Corp.* 2,316 15,633
VAALCO Energy, Inc. 1,780 11,392
Vertex Energy, Inc.* 3,507 4,559
Vitesse Energy, Inc. 498 11,051
Williams Cos., Inc. (The) 17,691 678,627
World Kinect Corp. 426 10,011
27,723,679
Paper & Forest Products 0.0%
†
Sylvamo Corp. 456 28,500
Passenger Airlines 0.1%
Allegiant Travel Co. 129 7,038
Blade Air Mobility, Inc.* 1,402 4,472
Delta Air Lines, Inc. 19,847 993,739
Hawaiian Holdings, Inc.* 627 7,963
JetBlue Airways Corp.* 2,862 16,256
Joby Aviation, Inc.* 2,909 14,691
SkyWest, Inc.* 281 20,522
Spirit Airlines, Inc. 1,570 5,542
Sun Country Airlines Holdings,
Inc.* 312 4,153
1,074,376
Personal Care Products 0.4%
Beauty Health Co. (The)* 1,150 3,714
BellRing Brands, Inc.* 1,099 60,632
Edgewell Personal Care Co. 432 16,252
elf Beauty, Inc.* 466 75,739
Herbalife Ltd.* 970 8,391

42 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Personal Care Products
Inter Parfums, Inc. 144 16,759
Kenvue, Inc. 112,708 2,121,165
Medifast, Inc. 150 4,129
Nature's Sunshine Products,
Inc.* 530 10,308
Nu Skin Enterprises, Inc.,
Class A 490 5,762
Unilever plc, ADR-UK 19,961 1,034,978
USANA Health Sciences, Inc.* 102 4,235
3,362,064
Pharmaceuticals 2.6%
Amneal Pharmaceuticals, Inc.* 732 4,429
Amphastar Pharmaceuticals,
Inc.* 382 15,757
ANI Pharmaceuticals, Inc.* 221 14,586
Arvinas, Inc.* 481 15,281
Assertio Holdings, Inc.* 3,484 3,084
AstraZeneca plc, ADR-UK 28,151 2,136,098
Axsome Therapeutics, Inc.* 316 23,308
Cassava Sciences, Inc.* 326 7,221
Collegium Pharmaceutical,
Inc.* 536 19,794
Corcept Therapeutics, Inc.* 845 19,705
Edgewise Therapeutics, Inc.* 530 9,508
Eli Lilly & Co. 15,467 12,081,274
Enliven Therapeutics, Inc.* 250 4,347
Evolus, Inc.* 140 1,648
EyePoint Pharmaceuticals,
Inc.* 216 3,802
Harmony Biosciences
Holdings, Inc.* 404 12,488
Innoviva, Inc.* 851 12,859
Intra-Cellular Therapies, Inc.* 809 58,094
Johnson & Johnson 38,814 5,612,116
Ligand Pharmaceuticals, Inc.* 140 9,785
Longboard Pharmaceuticals,
Inc.* 211 4,494
Merck & Co., Inc. 5,328 688,484
Nuvation Bio, Inc.* 1,466 4,383
Ocular Therapeutix, Inc.* 959 4,546
Omeros Corp.* 821 2,586
Pacira BioSciences, Inc.* 389 10,211
Phibro Animal Health Corp.,
Class A 422 7,047
Prestige Consumer
Healthcare, Inc.* 554 39,755
SIGA Technologies, Inc. 1,429 12,547
Supernus Pharmaceuticals,
Inc.* 606 18,241
Tarsus Pharmaceuticals, Inc.* 148 4,652
Trevi Therapeutics, Inc.* 1,492 4,372
WaVe Life Sciences Ltd.* 798 3,934
Xeris Biopharma Holdings,
Inc.* 1,960 3,430
20,873,866
Professional Services 0.4%
Alight, Inc., Class A* 2,785 25,121
ASGN, Inc.* 453 43,692
Barrett Business Services, Inc. 146 17,739
CBIZ, Inc.* 280 19,930
Conduent, Inc.* 686 2,161
Common Stocks
Shares Value ($)
Professional Services
CRA International, Inc. 113 16,395
CSG Systems International,
Inc. 271 12,802
Equifax, Inc. 3,268 719,581
ExlService Holdings, Inc.* 1,465 42,485
Exponent, Inc. 440 40,440
First Advantage Corp. 755 12,306
FiscalNote Holdings, Inc.* 3,196 4,347
Franklin Covey Co.* 59 2,297
Huron Consulting Group, Inc.* 166 15,478
ICF International, Inc. 202 29,147
Insperity, Inc. 264 27,173
Jacobs Solutions, Inc. 3,452 495,465
Kelly Services, Inc., Class A 667 15,301
Kforce, Inc. 294 18,157
Korn Ferry 637 38,679
Legalzoom.com, Inc.* 1,019 12,177
Maximus, Inc. 656 52,664
NV5 Global, Inc.* 45 4,196
Parsons Corp.* 210 16,487
Planet Labs PBC* 2,156 3,644
Resources Connection, Inc. 729 8,055
TransUnion 14,381 1,049,813
TriNet Group, Inc. 364 36,535
TTEC Holdings, Inc. 161 1,172
Upwork, Inc.* 474 5,546
Verisk Analytics, Inc., Class A 2,805 611,378
Verra Mobility Corp., Class A* 1,153 27,188
3,427,551
Real Estate Management & Development 0.0%
†
Anywhere Real Estate, Inc.* 1,421 6,906
Compass, Inc., Class A* 2,504 7,888
Cushman & Wakefield plc* 1,319 12,728
DigitalBridge Group, Inc. 1,221 20,073
Douglas Elliman, Inc.* 1,585 2,156
eXp World Holdings, Inc. 445 4,432
Forestar Group, Inc.* 300 9,297
Newmark Group, Inc., Class A 1,137 10,881
Opendoor Technologies, Inc.* 8,605 17,124
RE/MAX Holdings, Inc., Class
A 481 3,377
Redfin Corp.* 2,304 12,925
RMR Group, Inc. (The), Class
A 565 13,402
St Joe Co. (The) 309 17,675
138,864
Residential REITs 0.5%
American Homes 4 Rent,
Class A 14,239 509,756
Apartment Investment and
Management Co., Class A* 2,207 17,656
AvalonBay Communities, Inc. 10,391 1,969,822
BRT Apartments Corp. 256 4,593
Elme Communities 862 13,068
Equity LifeStyle Properties,
Inc. 15,688 945,829
Equity Residential 5,447 350,787
Independence Realty Trust,
Inc. 1,896 29,900
Invitation Homes, Inc. 14,044 480,305

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Residential REITs
NexPoint Residential Trust,
Inc. 437 14,963
Veris Residential, Inc. 562 8,098
4,344,777
Retail REITs 0.0%
†
Acadia Realty Trust 604 10,437
Alexander's, Inc. 62 13,117
CBL & Associates Properties,
Inc. 748 16,269
InvenTrust Properties Corp. 933 23,642
Kite Realty Group Trust 1,909 41,616
Macerich Co. (The) 2,267 31,194
Phillips Edison & Co., Inc. 1,042 34,073
Retail Opportunity Investments
Corp. 1,142 14,012
Tanger, Inc. 1,406 39,860
Urban Edge Properties 976 16,329
Whitestone REIT 1,170 13,455
254,004
Semiconductors & Semiconductor Equipment 8.6%
ACM Research, Inc., Class A* 366 9,340
Advanced Micro Devices, Inc.* 20,870 3,305,391
Aehr Test Systems* 312 3,738
Ambarella, Inc.* 222 10,205
Amkor Technology, Inc. 1,314 42,508
Analog Devices, Inc. 10,571 2,120,648
Applied Materials, Inc. 36,006 7,152,592
ASML Holding NV
(Registered), ADR-NL 863 752,942
Axcelis Technologies, Inc.* 337 34,886
Broadcom, Inc. 1,611 2,094,735
Cohu, Inc.* 667 20,223
Credo Technology Group
Holding Ltd.* 752 13,438
Diodes, Inc.* 450 32,855
Enphase Energy, Inc.* 16,080 1,748,861
Entegris, Inc. 6,101 810,945
FormFactor, Inc.* 602 26,843
Ichor Holdings Ltd.* 239 9,268
Impinj, Inc.* 152 24,226
indie Semiconductor, Inc.,
Class A* 294 1,652
inTEST Corp.* 303 3,415
KLA Corp. 4,652 3,206,577
Kulicke & Soffa Industries, Inc. 641 29,666
Lam Research Corp. 1,726 1,543,752
MACOM Technology Solutions
Holdings, Inc.* 472 48,120
Marvell Technology, Inc. 49,423 3,257,470
Maxeon Solar Technologies
Ltd.* 2,232 4,352
MaxLinear, Inc., Class A* 519 10,790
MKS Instruments, Inc. 22,013 2,619,107
Navitas Semiconductor Corp.,
Class A* 910 3,940
NVE Corp. 153 12,454
NVIDIA Corp. 38,328 33,116,159
ON Semiconductor Corp.* 6,958 488,173
Onto Innovation, Inc.* 450 83,471
PDF Solutions, Inc.* 324 9,746
Photronics, Inc.* 845 23,161
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc. 570 38,030
QUALCOMM, Inc. 23,085 3,828,647
Rambus, Inc.* 1,030 56,465
Semtech Corp.* 592 22,271
Silicon Laboratories, Inc.* 285 34,625
SiTime Corp.* 94 8,377
SkyWater Technology, Inc.* 430 4,412
SMART Global Holdings, Inc.* 307 5,609
Synaptics, Inc.* 350 31,486
Texas Instruments, Inc. 20,827 3,674,299
Ultra Clean Holdings, Inc.* 302 12,633
Veeco Instruments, Inc.* 131 4,630
70,397,133
Software 11.0%
8x8, Inc.* 1,280 2,829
A10 Networks, Inc. 959 12,525
ACI Worldwide, Inc.* 1,036 35,328
Adeia, Inc. 1,222 12,024
Adobe, Inc.* 7,009 3,243,975
Agilysys, Inc.* 209 17,357
Alarm.com Holdings, Inc.* 358 23,807
Alkami Technology, Inc.* 270 6,499
Altair Engineering, Inc., Class
A* 453 36,444
American Software, Inc., Class
A 398 4,024
Amplitude, Inc., Class A* 662 6,481
Appfolio, Inc., Class A* 165 37,419
Appian Corp., Class A* 342 12,804
AppLovin Corp., Class A* 38,801 2,738,187
Asana, Inc., Class A* 757 11,257
Aurora Innovation, Inc., Class
A* 2,970 8,242
Autodesk, Inc.* 2,373 505,093
AvePoint, Inc.* 1,813 14,087
Blackbaud, Inc.* 380 29,610
BlackLine, Inc.* 470 27,283
Box, Inc., Class A* 1,228 31,953
Braze, Inc., Class A* 325 13,617
C3.ai, Inc., Class A* 677 15,253
Cerence, Inc.* 318 2,897
Check Point Software
Technologies Ltd.* 5,394 805,971
Cipher Mining, Inc.* 1,599 5,948
Cleanspark, Inc.* 1,608 26,339
Clear Secure, Inc., Class A 990 17,295
CommVault Systems, Inc.* 499 51,132
Consensus Cloud Solutions,
Inc.* 354 4,121
Crowdstrike Holdings, Inc.,
Class A* 7,983 2,335,347
Digital Turbine, Inc.* 3,825 7,306
Domo, Inc., Class B* 273 2,056
Dynatrace, Inc.* 38,683 1,752,727
eGain Corp.* 575 3,571
Envestnet, Inc.* 421 26,131
Everbridge, Inc.* 468 16,263
Expensify, Inc., Class A* 1,528 2,445
Fair Isaac Corp.* 634 718,531
Freshworks, Inc., Class A* 1,364 24,347
Intapp, Inc.* 183 5,658

44 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software
InterDigital, Inc. 336 33,173
Intuit, Inc. 10,345 6,472,039
Jamf Holding Corp.* 657 12,792
LivePerson, Inc.* 1,441 722
LiveRamp Holdings, Inc.* 748 24,018
Marathon Digital Holdings,
Inc.* 2,083 33,453
Matterport, Inc.* 2,028 9,329
MeridianLink, Inc.* 295 4,921
Microsoft Corp. 130,760 50,908,791
MicroStrategy, Inc., Class A* 132 140,584
Model N, Inc.* 249 7,383
NextNav, Inc.* 206 1,877
OneSpan, Inc.* 436 4,717
Oracle Corp. 47,942 5,453,402
PagerDuty, Inc.* 681 13,593
PowerSchool Holdings, Inc.,
Class A* 410 7,101
Progress Software Corp. 568 28,298
PROS Holdings, Inc.* 408 13,362
Q2 Holdings, Inc.* 506 26,003
Qualys, Inc.* 380 62,286
Rapid7, Inc.* 467 20,922
Riot Platforms, Inc.* 2,182 22,060
Salesforce, Inc. 30,747 8,269,098
Sapiens International Corp.
NV 593 18,264
ServiceNow, Inc.* 3,452 2,393,375
Smartsheet, Inc., Class A* 6,257 236,702
SolarWinds Corp. 780 8,596
SoundHound AI, Inc., Class A* 1,828 7,751
Sprinklr, Inc., Class A* 673 7,867
Sprout Social, Inc., Class A* 400 20,180
SPS Commerce, Inc.* 342 59,464
Synopsys, Inc.* 1,961 1,040,487
Tenable Holdings, Inc.* 982 44,161
Terawulf, Inc.* 3,926 8,519
Varonis Systems, Inc., Class
B* 890 38,937
Verint Systems, Inc.* 501 15,170
Workday, Inc., Class A* 6,382 1,561,867
Workiva, Inc., Class A* 433 34,120
Xperi, Inc.* 536 5,633
Yext, Inc.* 1,465 8,043
Zeta Global Holdings Corp.,
Class A* 1,227 15,166
Zuora, Inc., Class A* 822 8,105
89,756,514
Specialized REITs 0.4%
American Tower Corp. 13,477 2,312,114
Four Corners Property Trust,
Inc. 36,081 846,099
Outfront Media, Inc. 1,755 27,834
PotlatchDeltic Corp. 658 26,327
Safehold, Inc. 223 4,068
Uniti Group, Inc. 2,913 16,750
Weyerhaeuser Co. 9,805 295,817
3,529,009
Specialty Retail 2.6%
1-800-Flowers.com, Inc.,
Class A* 439 3,982
Common Stocks
Shares Value ($)
Specialty Retail
Abercrombie & Fitch Co.,
Class A* 471 57,236
Academy Sports & Outdoors,
Inc. 656 38,245
American Eagle Outfitters, Inc. 1,611 39,083
America's Car-Mart, Inc.* 48 2,748
Asbury Automotive Group,
Inc.* 200 42,048
Beyond, Inc.* 20,644 415,564
Boot Barn Holdings, Inc.* 272 28,960
Caleres, Inc. 569 20,956
Carvana Co., Class A* 910 75,457
Designer Brands, Inc., Class A 849 7,887
Foot Locker, Inc. 384 8,006
Genesco, Inc.* 158 3,999
Group 1 Automotive, Inc. 172 50,571
GrowGeneration Corp.* 1,571 4,697
Guess?, Inc. 430 11,515
Hibbett, Inc. 127 10,952
Home Depot, Inc. (The) 16,926 5,657,008
J Jill, Inc.* 176 4,386
Lands' End, Inc.* 466 6,375
Leslie's, Inc.* 1,503 5,907
Lowe's Cos., Inc. 14,755 3,363,992
Monro, Inc. 201 5,477
National Vision Holdings, Inc.* 456 7,944
ODP Corp. (The)* 170 8,655
Ross Stores, Inc. 19,750 2,558,613
Sally Beauty Holdings, Inc.* 1,152 12,499
Signet Jewelers Ltd. 443 43,427
Sleep Number Corp.* 166 2,209
Sonic Automotive, Inc., Class
A 231 13,361
Stitch Fix, Inc., Class A* 1,190 2,523
ThredUp, Inc., Class A* 1,286 2,058
Tile Shop Holdings, Inc.* 692 4,650
TJX Cos., Inc. (The) 36,892 3,471,168
Ulta Beauty, Inc.* 10,397 4,209,122
Upbound Group, Inc. 301 9,334
Urban Outfitters, Inc.* 593 23,103
Warby Parker, Inc., Class A* 66,943 785,911
Winmark Corp. 40 14,373
21,034,001
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc. 236,808 40,335,507
Dell Technologies, Inc., Class
C 22,203 2,767,382
IonQ, Inc.* 1,072 9,166
Super Micro Computer, Inc.* 452 388,178
Turtle Beach Corp.* 266 3,750
Xerox Holdings Corp. 1,711 22,739
43,526,722
Textiles, Apparel & Luxury Goods 0.7%
Allbirds, Inc., Class A* 7,478 4,512
Figs, Inc., Class A* 422 2,156
Hanesbrands, Inc.* 3,013 13,739
Kontoor Brands, Inc. 403 25,010
Movado Group, Inc. 314 7,998
NIKE, Inc., Class B 58,351 5,383,463
Oxford Industries, Inc. 42 4,527
Rocky Brands, Inc. 159 4,097

Nationwide Fundamental All Cap Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Steven Madden Ltd. 893 36,086
Wolverine World Wide, Inc. 1,663 17,861
5,499,449
Tobacco 0.0%
†
Turning Point Brands, Inc. 199 5,739
Universal Corp. 77 3,960
Vector Group Ltd. 2,078 21,508
31,207
Trading Companies & Distributors 0.4%
Applied Industrial
Technologies, Inc. 393 72,017
Beacon Roofing Supply, Inc.* 652 64,242
BlueLinx Holdings, Inc.* 122 13,380
Boise Cascade Co. 455 60,183
DNOW, Inc.* 471 6,646
DXP Enterprises, Inc.* 147 7,168
Fastenal Co. 37,577 2,552,981
FTAI Aviation Ltd. 656 46,058
GATX Corp. 227 27,776
Global Industrial Co. 222 8,549
GMS, Inc.* 528 48,851
H&E Equipment Services, Inc. 300 14,487
Herc Holdings, Inc. 232 33,183
Hudson Technologies, Inc.* 320 3,174
Karat Packaging, Inc. 385 10,434
McGrath RentCorp 177 18,879
MRC Global, Inc.* 380 4,267
Rush Enterprises, Inc., Class A 453 19,896
Rush Enterprises, Inc., Class
B 162 6,627
Transcat, Inc.* 50 5,368
United Rentals, Inc. 654 436,865
Xometry, Inc., Class A* 177 3,163
3,464,194
Water Utilities 0.0%
†
American States Water Co. 348 24,652
Cadiz, Inc.* 2,867 6,537
California Water Service
Group 444 21,809
Consolidated Water Co. Ltd. 222 5,650
Middlesex Water Co. 170 8,622
SJW Group 228 12,415
York Water Co. (The) 64 2,273
81,958
Wireless Telecommunication Services 0.5%
Spok Holdings, Inc. 652 10,073
Telephone & Data Systems,
Inc. 734 11,487
Tingo Group, Inc.* 1,247 25
T-Mobile US, Inc. 26,792 4,398,443
4,420,028
Total Common Stocks
(cost $708,861,808) 790,076,657
Exchange Traded Funds 2.6%
Equity Funds  2.6%
iShares Russell 1000 ETF 1,384 381,956
Exchange Traded Funds
Shares Value ($)
iShares Russell 2000 ETF(a) 105,403 20,648,448
21,030,404
Total Exchange Traded Funds
(cost $20,675,761) 21,030,404
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
0
Total Rights
(cost $0) 0
Repurchase Agreements 2.8%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $9,759,167,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$9,954,350.(b)(c) 9,757,727 9,757,727
Nomura Securities
International, Inc.,
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $3,000,442,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$3,061,570.(b)(c) 3,000,000 3,000,000
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $10,001,475,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$10,201,505.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $22,757,727) 22,757,727
Total Investments
(cost $752,295,296) — 102.1% 833,864,788
Liabilities in excess of other assets — (2.1)% (17,121,517)
NET ASSETS — 100.0%
$ 816,743,271

46 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $32,242,339, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $22,757,727 and by $10,754,436 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 5/9/2024 – 2/15/2054, a total value of $33,512,163.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $22,757,727.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
AU Australian Dollar
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 47
Asset-Backed Securities 2.1%
Principal
Amount ($) Value ($)
Airlines 0.1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class A, 2.44%,
7/15/2046(a) 1,112,245 979,042
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 1,168,489 1,089,601
2,068,643
Automobiles 0.4%
Avis Budget Rental Car
Funding AESOP LLC
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,508,273
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 860,000 845,707
Ford Credit Floorplan Master
Owner Trust, Series 2020-2,
Class A, 1.06%, 9/15/2027 2,040,000 1,918,299
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 1,340,000 1,336,162
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,857,885
LAD Auto Receivables Trust,
Series 2023-2A, Class A2,
5.93%, 6/15/2027(a) 775,332 775,794
Porsche Financial Auto
Securitization Trust, Series
2023-1A, Class A2, 5.42%,
12/22/2026(a) 806,639 806,119
12,048,239
Credit Card 0.0%
†
WF Card Issuance Trust,
Series 2024-A1, Class A,
4.94%, 2/15/2029 1,100,000 1,090,252
Equipment Loans & Leases 0.1%
M&T Equipment Notes, Series
2023-1A, Class A4, 5.75%,
7/15/2030(a) 1,340,000 1,328,426
MMAF Equipment Finance
LLC, Series 2024-A, Class
A4, 5.10%, 7/13/2049(a) 860,000 843,790
2,172,216
Home Equity 0.1%
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 5.97%,
12/25/2034(b) 661,848 639,844
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 6.45%,
9/25/2034(b) 849,127 848,164
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
RCKT Mortgage Trust, Series
2024-CES1, Class A1A,
6.02%, 2/25/2044(a)(b) 1,083,195 1,077,400
2,565,408
Other 1.1%
AB BSL CLO 4 Ltd., Series
2023-4A, Class A, 7.32%,
4/20/2036(a)(b) 1,000,000 1,007,679
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 6.83%,
11/2/2030(a)(b) 364,192 364,194
AMMC CLO 23 Ltd., Series
2020-23A, Class A1R,
6.62%, 10/17/2031(a)(b) 174,126 174,491
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 6.78%,
1/15/2037(a)(b) 666,000 661,840
Ballyrock CLO Ltd., Series
2019-2A, Class A1RR,
6.72%, 2/20/2036(a)(b) 760,000 765,081
Barings CLO Ltd., Series
2018-2A, Class B, 7.49%,
4/15/2030(a)(b) 360,000 359,552
Barings Private Credit Corp.
CLO Ltd., Series 2023-
1A, Class A1, 7.73%,
7/15/2031(a)(b) 533,303 534,277
BCRED MML CLO LLC,
Series 2021-1A, Class A,
7.07%, 1/15/2035(a)(b) 1,650,000 1,640,206
Birch Grove CLO 5 Ltd.,
Series 2023-5A, Class A1,
7.52%, 4/20/2035(a)(b) 250,000 251,471
Birch Grove CLO 7 Ltd.,
Series 2023-7A, Class A1,
7.18%, 10/20/2036(a)(b) 100,000 100,735
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
6.64%, 7/27/2031(a)(b) 177,133 177,152
CarVal CLO VII-C Ltd., Series
2023-1A, Class A1, 7.52%,
1/20/2035(a)(b) 2,460,000 2,467,380
CBAM Ltd., Series 2017-
1A, Class A1, 6.84%,
7/20/2030(a)(b) 494,228 494,578
Columbia Cent CLO 32 Ltd.,
Series 2022-32A, Class
A1R, 6.77%, 7/24/2034(a)
(b) 910,000 910,318
Elmwood CLO I Ltd., Series
2019-1A, Class A1RR,
6.83%, 4/20/2037(a)(b) 610,000 613,437
Empower CLO Ltd., Series
2023-2A, Class A1, 7.53%,
7/15/2036(a)(b) 150,000 151,992
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 701,689 631,855

48 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 6.79%,
11/22/2031(a)(b) 427,716 427,883
GoldenTree Loan
Management US CLO 4
Ltd., Series 2019-4A, Class
ARR, 6.47%, 4/24/2031(a)
(b) 990,000 992,029
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
6.75%, 1/27/2031(a)(b) 491,975 492,221
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
7.21%, 4/26/2031(a)(b) 1,200,000 1,195,252
Grippen Park CLO Ltd., Series
2017-1A, Class C, 7.89%,
1/20/2030(a)(b) 2,110,000 2,109,941
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 7.28%,
1/17/2030(a)(b) 750,000 748,863
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 1,146,419 950,680
Magnetite XXVI Ltd., Series
2020-26A, Class A1R,
6.71%, 7/25/2034(a)(b) 740,000 741,293
Mountain View CLO XVI Ltd.,
Series 2022-1A, Class A1R,
6.79%, 4/15/2034(a)(b) 470,000 469,981
Myers Park CLO Ltd., Series
2018-1A, Class B1, 7.19%,
10/20/2030(a)(b) 510,000 510,099
Neuberger Berman CLO
XX Ltd., Series 2015-
20A, Class ARR, 6.75%,
7/15/2034(a)(b) 250,000 250,697
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
6.61%, 4/19/2030(a)(b) 408,040 408,155
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
6.65%, 4/16/2033(a)(b) 350,000 350,597
Oaktree CLO Ltd., Series
2022-2A, Class A1R,
6.88%, 7/15/2033(a)(b) 290,000 290,012
Ocean Trails CLO X, Series
2020-10A, Class AR,
6.81%, 10/15/2034(a)(b) 850,000 851,487
Octagon Investment Partners
35 Ltd., Series 2018-
1A, Class A1A, 6.65%,
1/20/2031(a)(b) 778,710 779,120
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 6.57%,
2/14/2031(a)(b) 1,170,000 1,170,075
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
6.62%, 5/23/2031(a)(b) 491,547 491,744
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
6.72%, 11/14/2034(a)(b) 1,500,000 1,499,980
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 770,000 759,174
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 291,684 279,854
Stratus Static CLO Ltd., Series
2022-3A, Class AR, 6.62%,
10/20/2031(a)(b) 700,451 700,592
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,020,093 1,697,586
Symphony CLO 40 Ltd.,
Series 2023-40A, Class A1,
6.97%, 1/14/2034(a)(b) 160,000 160,373
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.66%, 1/17/2032(a)
(b) 336,602 336,425
Valley Stream Park CLO Ltd.,
Series 2022-1A, Class DR,
9.47%, 10/20/2034(a)(b) 570,000 573,321
Voya CLO Ltd.
Series 2018-2A, Class A1,
6.59%, 7/15/2031(a)(b) 831,878 832,877
Series 2018-3A,
Class A1R2, 0.00%,
10/15/2031(a)(b) 990,000 990,177
Series 2018-4A, Class
A1AR, 6.63%, 1/15/2032(a)
(b) 742,915 743,287
Whitebox CLO II Ltd., Series
2020-2A, Class A1R,
6.80%, 10/24/2034(a)(b) 150,000 150,007
Whitebox CLO IV Ltd., Series
2023-4A, Class A1, 7.47%,
4/20/2036(a)(b) 600,000 604,259
Woodmont Trust, Series 2023-
12A, Class A1A, 7.82%,
7/25/2031(a)(b) 423,403 423,843
34,288,122
Student Loan 0.3%
AccessLex Institute, Series
2007-A, Class A3, 5.89%,
5/25/2036(b) 1,260,292 1,238,933
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,097,630 892,419
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 6.59%,
11/25/2069(a)(b) 1,063,481 1,067,109

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Navient Private Education
Refi Loan Trust, Series
2020-GA, Class A, 1.17%,
9/16/2069(a) 832,272 743,957
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
6.04%, 12/26/2069(a)(b) 1,570,626 1,547,928
SLM Student Loan Trust,
Series 2005-9, Class A7A,
6.21%, 1/25/2041(b) 325,229 322,786
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 933,924
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 753,458 677,494
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 950,795 829,576
Series 2021-A, Class A2A1,
6.17%, 1/15/2053(a)(b) 1,277,386 1,265,265
9,519,391
Total Asset-Backed Securities
(cost $65,784,216)
63,752,271
Closed End Funds 0.0%
†
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 2,279 13,628
Total Closed End Funds
(cost $24,289) 13,628
Collateralized Mortgage Obligations 1.0%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,077,947 2,518,816
BRAVO Residential Funding
Trust, Series 2024-
NQM1, Class A1, 5.94%,
12/1/2063(a)(c) 836,612 831,553
CSMC Trust
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 289,630 228,986
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 289,630 231,817
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,325,285 1,048,087
Series 2022-7R, Class 1A1,
9.83%, 10/25/2066(a)(b) 2,213,876 2,075,648
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 5.57%, 4/19/2047(b) 825,713 678,042
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 7.43%, 10/25/2033(a)
(b) 3,153,000 3,220,998
Series 2021-DNA5, Class
M2, 6.98%, 1/25/2034(a)(b) 551,529 554,286
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-DNA7, Class
M2, 7.13%, 11/25/2041(a)
(b) 860,000 866,046
Series 2022-DNA3, Class
M1B, 8.23%, 4/25/2042(a)
(b) 960,000 994,800
FNMA REMICS, Series
2015-65, Class CZ, 3.50%,
9/25/2045 947,638 759,921
FNMA
Series 2014-C02, Class
1M2, 8.04%, 5/25/2024(b) 648,567 648,567
Series 2014-C02, Class
2M2, 8.04%, 5/25/2024(b) 217,135 217,389
Series 2014-C03, Class
1M2, 8.44%, 7/25/2024(b) 384,461 386,540
Series 2015-C03, Class
1M2, 10.44%, 7/25/2025(b) 1,640,806 1,705,068
GCAT Trust, Series 2024-
INV1, Class 1A2, 5.50%,
1/25/2054(a)(b) 871,737 836,560
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,144,930 1,063,973
Series 2021-GS2, Class A1,
4.75%, 4/25/2061(a)(c) 370,389 357,751
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 5.69%,
4/25/2035(b) 547,064 503,650
New Residential Mortgage
Loan Trust
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 789,975 725,689
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 766,740 703,719
Series 2024-NQM1, Class
A1, 6.13%, 3/25/2064(a)(c) 1,296,483 1,286,700
OBX Trust, Series 2021-
NQM2, Class A3, 1.56%,
5/25/2061(a)(b) 745,101 584,855
PRPM LLC, Series 2024-
RCF1, Class A1, 4.00%,
1/25/2054(a)(c) 886,994 842,225
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 154,272 152,659
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 225,615 223,048
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,728,429
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,878,440
Towd Point Mortgage Trust,
Series 2019-HY1, Class B1,
7.58%, 10/25/2048(a)(b) 970,000 1,008,154
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
5.22%, 8/25/2034(b) 1,193,227 1,113,292

50 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2005-AR13, Class
A1A1, 6.01%, 10/25/2045(b) 412,692 392,854
Total Collateralized Mortgage Obligations
(cost $32,772,781)
30,368,562
Commercial Mortgage-Backed Securities 0.9%
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,088,893
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,304,981
Series 2017-BNK5, Class
XA, IO, 1.08%, 6/15/2060(b) 39,819,457 880,161
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,864,087
BPR Trust, Series 2021-
TY, Class B, 6.59%,
9/15/2038(a)(b) 780,000 765,619
BX Commercial Mortgage
Trust
Series 2021-ACNT, Class A,
6.29%, 11/15/2038(a)(b) 896,020 889,020
Series 2022-AHP, Class A,
6.31%, 1/17/2039(a)(b) 2,000,000 1,981,250
Series 2020-VIVA, Class E,
3.67%, 3/11/2044(a)(b) 1,140,000 926,937
BX Trust
Series 2021-BXMF, Class A,
6.07%, 10/15/2026(a)(b) 1,229,389 1,215,559
Series 2019-MMP, Class A,
6.37%, 8/15/2036(a)(b) 1,512,432 1,483,752
CFK Trust
Series 2020-MF2, Class F,
3.57%, 3/15/2039(a)(b) 1,500,000 948,339
Series 2020-MF2, Class E,
3.57%, 3/15/2039(a)(b) 1,170,000 877,207
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,386,648
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K514, Class X1, IO,
0.96%, 12/25/2028(b) 9,799,515 382,908
Series K104, Class XAM,
IO, 1.51%, 1/25/2030(b) 3,000,000 198,573
Series K122, Class X1, IO,
0.97%, 11/25/2030(b) 4,948,061 218,063
Series K124, Class X1, IO,
0.81%, 12/25/2030(b) 6,663,875 249,609
Series KG06, Class X1, IO,
0.63%, 10/25/2031(b) 6,491,303 199,444
Series K-150, Class X1, IO,
0.45%, 9/25/2032(b) 8,496,756 201,265
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 191,648 9,219
Series 2020-157, Class , IO,
0.94%, 6/16/2062(b) 8,998,830 593,634
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-190, Class , IO,
1.05%, 11/16/2062(b) 9,460,185 701,828
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 8.12%,
5/15/2038(a)(b) 1,040,000 1,030,155
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.84%, 1/16/2037(a)
(b) 3,550,000 887,411
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,314,940
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
7.32%, 5/15/2036(a)(b) 1,349,054 1,346,177
Series 2018-H4, Class XA,
IO, 0.97%, 12/15/2051(b) 19,083,896 589,263
OPG Trust, Series 2021-
PORT, Class A, 5.92%,
10/15/2036(a)(b) 1,199,075 1,180,340
STWD Ltd., Series 2019-
FL1, Class A, 6.52%,
7/15/2038(a)(b) 52,392 52,391
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,274,807
WMRK Commercial Mortgage
Trust, Series 2022-
WMRK, Class A, 8.11%,
11/15/2027(a)(b) 2,560,000 2,572,800
Total Commercial Mortgage-Backed
Securities
(cost $33,518,074) 28,615,280
Common Stocks 67.1%
Shares
Aerospace & Defense 1.2%
AAR Corp. * 1,797 124,245
AeroVironment, Inc. *(d) 1,177 188,073
AerSale Corp. * 896 6,388
Archer Aviation, Inc.,
Class A *(d) 4,910 19,051
Astronics Corp. *(d) 954 15,999
Axon Enterprise, Inc. * 2,913 913,692
Boeing Co. (The) * 23,000 3,860,320
BWX Technologies, Inc. 3,568 341,707
Byrna Technologies, Inc. *(d) 5,024 62,197
Cadre Holdings, Inc. 547 18,242
Curtiss-Wright Corp. 1,567 397,109
Ducommun, Inc. * 444 24,016
Eve Holding, Inc. * 1,340 7,223
General Dynamics Corp. 10,032 2,880,087
General Electric Co. 43,773 7,083,347
HEICO Corp. (d) 5,035 911,257
Hexcel Corp. 3,444 221,139
Howmet Aerospace, Inc. 16,041 1,070,737

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Aerospace & Defense
Huntington Ingalls Industries,
Inc. 1,617 447,796
Kratos Defense & Security
Solutions, Inc. * 5,907 105,263
L3Harris Technologies, Inc. 7,721 1,652,680
Leonardo DRS, Inc. * 1,490 32,065
Loar Holdings, Inc. *(d) 204 10,673
Lockheed Martin Corp. 8,951 4,161,588
Mercury Systems, Inc. *(d) 2,312 65,198
Moog, Inc., Class A 1,215 193,270
National Presto Industries, Inc. 343 28,123
Northrop Grumman Corp. 5,706 2,767,581
Park Aerospace Corp. 802 11,445
Redwire Corp. * 113 427
Rocket Lab USA, Inc. *(d) 14,143 53,178
RTX Corp. 58,773 5,966,635
Satellogic, Inc., Class A * 172 206
Spirit AeroSystems Holdings,
Inc., Class A *(d) 3,795 121,440
Terran Orbital Corp. * 717 946
Textron, Inc. 7,859 664,793
TransDigm Group, Inc. 2,144 2,675,776
Triumph Group, Inc. *(d) 1,343 17,943
V2X, Inc. * 447 21,715
Vertical Aerospace Ltd. * 255 194
Virgin Galactic Holdings,
Inc. *(d) 11,222 9,764
Woodward, Inc. 2,495 405,088
37,558,616
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 1,145 14,679
CH Robinson Worldwide, Inc. 4,218 299,478
Expeditors International of
Washington, Inc. 5,933 660,402
FedEx Corp. 9,377 2,454,711
Forward Air Corp. 1,233 27,151
GXO Logistics, Inc. * 4,703 233,551
Hub Group, Inc., Class A 2,890 116,236
Radiant Logistics, Inc. * 1,464 7,232
United Parcel Service, Inc.,
Class B 29,245 4,313,052
8,126,492
Automobile Components 0.1%
Adient plc *(d) 4,386 131,010
American Axle &
Manufacturing Holdings,
Inc. * 4,407 32,347
Aptiv plc * 11,137 790,727
Autoliv, Inc. (d) 389 46,598
BorgWarner, Inc. (d) 8,750 286,737
Cooper-Standard Holdings,
Inc. * 86 1,327
Dana, Inc. (d) 6,190 76,942
Dorman Products, Inc. * 1,202 105,115
Fox Factory Holding Corp. * 1,277 49,701
Garrett Motion, Inc. *(d) 340 3,250
Gentex Corp. (d) 9,813 336,586
Gentherm, Inc. *(d) 1,548 78,282
Common Stocks
Shares Value ($)
Automobile Components
Goodyear Tire & Rubber Co.
(The) * 10,273 122,865
Holley, Inc. *(d) 257 1,033
Kandi Technologies Group,
Inc. * 377 958
LCI Industries 1,139 118,433
Lear Corp. (d) 2,480 312,158
Luminar Technologies, Inc.,
Class A *(d) 14,651 21,537
Modine Manufacturing Co. *(d) 2,055 190,355
Motorcar Parts of America,
Inc. * 97 551
Patrick Industries, Inc. (d) 947 98,952
Phinia, Inc. 1,709 66,651
QuantumScape Corp.,
Class A *(d) 14,259 77,284
Solid Power, Inc. *(d) 11,322 19,134
Standard Motor Products, Inc. 220 7,062
Stoneridge, Inc. * 1,027 15,384
Visteon Corp. *(d) 989 109,413
XPEL, Inc. Reg. S*(d) 1,041 54,705
3,155,097
Automobiles 0.8%
Canoo, Inc. *(d) 187 539
Ferrari NV 212 88,128
Fisker, Inc., Class A * 1,966 98
Ford Motor Co. (d) 158,823 1,929,699
General Motors Co. 45,954 2,046,332
Harley-Davidson, Inc. 4,948 170,162
Livewire Group, Inc. * 731 4,890
Lucid Group, Inc. *(d) 35,067 89,421
NWTN, Inc., Class B *(d) 1,263 8,336
Rivian Automotive, Inc.,
Class A *(d) 27,735 246,841
Tesla, Inc. * 112,019 20,530,842
Thor Industries, Inc. (d) 2,087 207,490
Winnebago Industries, Inc. (d) 1,293 79,623
Workhorse Group, Inc. * 2,962 448
25,402,849
Banks 2.5%
1st Source Corp. 1,229 60,958
ACNB Corp. 42 1,367
Amalgamated Financial Corp. 527 12,933
Amerant Bancorp, Inc.,
Class A 1,376 29,804
Ameris Bancorp 1,873 88,930
Ames National Corp. (d) 571 10,992
Arrow Financial Corp. 710 15,812
Associated Banc-Corp. 8,857 186,617
Atlantic Union Bankshares
Corp. 4,224 134,196
Axos Financial, Inc. * 2,441 123,539
Banc of California, Inc. (d) 7,124 97,528
BancFirst Corp. (d) 1,144 102,010
Bancorp, Inc. (The) * 266 7,964
Bank First Corp. (d) 254 19,606
Bank of America Corp. 278,638 10,312,392
Bank of Hawaii Corp. (d) 3,094 175,399
Bank of Marin Bancorp 1,832 26,308

52 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Bank of NT Butterfield & Son
Ltd. (The) 2,865 97,410
Bank OZK 4,813 214,900
Bank7 Corp. 267 7,289
BankUnited, Inc. 383 10,238
Banner Corp. 651 28,403
Bar Harbor Bankshares (d) 618 15,499
BayCom Corp. 56 1,108
BCB Bancorp, Inc. 76 716
Berkshire Hills Bancorp, Inc. 642 13,687
Blue Foundry Bancorp * 112 956
BOK Financial Corp. 1,074 95,296
Bridgewater Bancshares, Inc. * 977 10,630
Brookline Bancorp, Inc. 1,561 12,956
Burke & Herbert Financial
Services Corp. (d) 459 24,042
Business First Bancshares,
Inc. 581 11,730
Byline Bancorp, Inc. 2,516 54,522
C&F Financial Corp. 218 8,539
Cadence Bank (d) 946 26,176
Cambridge Bancorp 509 31,237
Camden National Corp. 572 17,858
Capital Bancorp, Inc. 344 6,674
Capital City Bank Group, Inc. 571 15,143
Capitol Federal Financial,
Inc. (d) 3,825 18,245
Carter Bankshares, Inc. * 943 11,476
Cathay General Bancorp 4,730 162,901
Central Pacific Financial Corp. 136 2,712
Chemung Financial Corp. 232 9,782
ChoiceOne Financial
Services, Inc. 463 11,510
Citigroup, Inc. 77,643 4,761,845
Citizens & Northern Corp. 574 9,787
Citizens Financial Group, Inc. 19,767 674,252
Citizens Financial Services,
Inc. 310 12,524
City Holding Co. (d) 76 7,678
Civista Bancshares, Inc. 679 9,696
CNB Financial Corp. 658 12,502
Coastal Financial Corp. * 328 12,687
Codorus Valley Bancorp, Inc. 636 14,119
Columbia Banking System,
Inc. 8,016 150,781
Columbia Financial, Inc. *(d) 2,224 36,918
Comerica, Inc. 5,287 265,249
Commerce Bancshares,
Inc. (d) 5,006 273,728
Community Bank System,
Inc. (d) 273 11,799
Community Trust Bancorp,
Inc. 1,056 44,363
Community West Bancshares 662 11,367
ConnectOne Bancorp, Inc. 1,383 24,770
CrossFirst Bankshares, Inc. * 2,023 24,438
Cullen/Frost Bankers, Inc. 2,598 271,075
Customers Bancorp, Inc. * 526 24,022
CVB Financial Corp. 679 11,095
Dime Community Bancshares,
Inc. 868 15,798
Eagle Bancorp, Inc. 669 12,370
Common Stocks
Shares Value ($)
Banks
East West Bancorp, Inc. 5,617 418,410
Eastern Bankshares, Inc. 8,588 107,865
Enterprise Bancorp, Inc. 402 9,769
Enterprise Financial Services
Corp. 2,759 104,870
Equity Bancshares, Inc.,
Class A 596 19,853
Esquire Financial Holdings,
Inc. 35 1,647
ESSA Bancorp, Inc. 576 9,331
Evans Bancorp, Inc. 347 8,880
Farmers & Merchants
Bancorp, Inc. 65 1,333
Farmers National Banc Corp. 2,869 33,940
FB Financial Corp. 2,789 102,217
Fidelity D&D Bancorp, Inc. (d) 333 15,118
Fifth Third Bancorp 27,805 1,013,770
Financial Institutions, Inc. 512 8,817
First Bancorp (d) 1,373 30,212
First Bancorp, Inc. (The) 456 10,068
First Bancshares, Inc. (The) 1,994 47,736
First Bank 701 8,188
First Busey Corp. 4,429 98,944
First Business Financial
Services, Inc. 40 1,323
First Citizens BancShares,
Inc., Class A 440 742,174
First Commonwealth Financial
Corp. 814 10,737
First Community Bankshares,
Inc. (d) 702 23,292
First Community Corp. 489 8,083
First Financial Bancorp 953 21,071
First Financial Bankshares,
Inc. (d) 5,405 159,772
First Financial Corp. 572 20,827
First Foundation, Inc. 795 4,357
First Hawaiian, Inc. (d) 7,514 158,470
First Horizon Corp. 22,595 337,117
First Internet Bancorp 1,372 42,601
First Interstate BancSystem,
Inc., Class A 4,344 115,985
First Merchants Corp. 3,920 131,006
First Mid Bancshares, Inc. 627 19,412
First of Long Island Corp.
(The) 927 8,779
Five Star Bancorp 53 1,146
Flushing Financial Corp. 666 7,339
FNB Corp. (d) 13,953 186,133
FS Bancorp, Inc. 472 14,712
Fulton Financial Corp. 12,833 212,386
German American Bancorp,
Inc. 1,948 61,810
Glacier Bancorp, Inc. (d) 4,378 158,396
Great Southern Bancorp, Inc. 471 24,209
Greene County Bancorp,
Inc. (d) 35 1,030
Guaranty Bancshares, Inc. 373 10,716
Hancock Whitney Corp. 3,711 168,442
Hanmi Financial Corp. 959 14,673
HarborOne Bancorp, Inc. 3,019 30,582
HBT Financial, Inc. 382 7,050

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Banks
Heartland Financial USA, Inc. 2,771 116,687
Heritage Commerce Corp. 2,394 19,008
Heritage Financial Corp. 528 9,367
Hilltop Holdings, Inc. 2,663 77,919
Hingham Institution for
Savings (d) 63 10,641
Home Bancorp, Inc. 319 11,165
Home BancShares, Inc. 7,663 181,460
HomeStreet, Inc. 90 1,103
HomeTrust Bancshares, Inc. 641 16,474
Hope Bancorp, Inc. 590 5,912
Horizon Bancorp, Inc. 1,706 19,585
Huntington Bancshares, Inc. 59,553 802,179
Independent Bank Corp. 1,174 36,146
Independent Bank Group, Inc. 1,791 66,697
International Bancshares
Corp. 2,159 120,148
John Marshall Bancorp, Inc. 63 1,041
JPMorgan Chase & Co. 118,452 22,711,986
Kearny Financial Corp. 4,537 24,500
KeyCorp 39,187 567,820
Lakeland Bancorp, Inc. 4,976 60,657
Lakeland Financial Corp. (d) 965 56,713
LCNB Corp. 701 9,884
LINKBANCORP, Inc. 4,010 26,586
Live Oak Bancshares, Inc. 2,069 66,870
M&T Bank Corp. (d) 6,646 959,616
Macatawa Bank Corp. 1,826 25,564
MainStreet Bancshares, Inc. 462 7,055
Mercantile Bank Corp. 567 20,457
Metrocity Bankshares, Inc. 687 15,787
Metropolitan Bank Holding
Corp. *(d) 250 9,925
Mid Penn Bancorp, Inc. 287 5,806
Middlefield Banc Corp. (d) 558 11,980
Midland States Bancorp, Inc. 914 20,017
MidWestOne Financial Group,
Inc. 579 11,678
Mitsubishi UFJ Financial
Group, Inc. 429,500 4,275,023
MVB Financial Corp. 348 6,254
National Bank Holdings Corp.,
Class A 2,412 78,945
National Bankshares, Inc. (d) 383 10,268
NB Bancorp, Inc. * 211 3,085
NBT Bancorp, Inc. (d) 781 27,343
New York Community
Bancorp, Inc. 29,085 77,075
Nicolet Bankshares, Inc. 589 45,076
Northeast Bank (d) 40 2,069
Northeast Community
Bancorp, Inc. 950 14,991
Northfield Bancorp, Inc. 4,360 36,362
Northrim Bancorp, Inc. 27 1,291
Northwest Bancshares, Inc. 2,018 21,391
Norwood Financial Corp. (d) 489 11,780
NU Holdings Ltd., Class A * 83,732 909,330
Oak Valley Bancorp 446 10,771
OceanFirst Financial Corp. 3,212 47,409
OFG Bancorp 460 16,611
Old National Bancorp 12,889 213,184
Old Second Bancorp, Inc. 3,347 45,854
Common Stocks
Shares Value ($)
Banks
Orange County Bancorp,
Inc. (d) 363 15,685
Origin Bancorp, Inc. 1,909 56,697
Orrstown Financial Services,
Inc. 420 11,012
Pacific Premier Bancorp, Inc. 1,694 36,421
Park National Corp. 909 119,724
Pathward Financial, Inc. 338 17,025
PCB Bancorp 57 830
Peapack-Gladstone Financial
Corp. (d) 193 4,319
Penns Woods Bancorp,
Inc. (d) 454 7,936
Peoples Bancorp, Inc. 1,892 54,944
Peoples Financial Services
Corp. 291 11,020
Pinnacle Financial Partners,
Inc. 3,108 238,384
Pioneer Bancorp, Inc. * 389 3,445
Plumas Bancorp 363 12,763
PNC Financial Services
Group, Inc. (The) 16,260 2,492,008
Ponce Financial Group, Inc. * 1,356 10,902
Popular, Inc. 3,051 259,305
Preferred Bank (d) 77 5,828
Premier Financial Corp. 2,359 45,717
Primis Financial Corp. 850 8,262
Princeton Bancorp, Inc. 337 9,824
Prosperity Bancshares, Inc. 3,855 238,894
Provident Bancorp, Inc. *(d) 79 703
Provident Financial Services,
Inc. 1,243 18,247
QCR Holdings, Inc. 996 54,740
RBB Bancorp 671 11,917
Red River Bancshares, Inc. 183 8,273
Regions Financial Corp. 36,692 707,055
Renasant Corp. 1,274 37,022
Republic Bancorp, Inc.,
Class A 382 19,375
S&T Bancorp, Inc. (d) 438 13,206
Sandy Spring Bancorp, Inc. 2,746 56,156
Seacoast Banking Corp. of
Florida (d) 2,411 55,622
ServisFirst Bancshares,
Inc. (d) 2,080 122,637
Shore Bancshares, Inc. 947 9,801
Sierra Bancorp 531 10,524
Simmons First National Corp.,
Class A 3,933 67,215
SmartFinancial, Inc. 589 12,104
South Plains Financial, Inc. 426 11,042
Southern California Bancorp * 2,914 40,767
Southern First Bancshares,
Inc. * 330 8,521
Southern Missouri Bancorp,
Inc. 352 14,115
Southern States Bancshares,
Inc. 532 12,858
Southside Bancshares, Inc. (d) 269 7,172
SouthState Corp. 3,264 247,085
Stellar Bancorp, Inc. (d) 2,281 50,638

54 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Sterling Bancorp, Inc. * 93 440
Stock Yards Bancorp, Inc. (d) 1,622 72,260
Summit Financial Group, Inc. 512 13,553
Synovus Financial Corp. 5,604 200,567
Texas Capital Bancshares,
Inc. * 2,561 147,001
TFS Financial Corp. (d) 2,510 30,145
Third Coast Bancshares, Inc. * 59 1,146
Timberland Bancorp, Inc. 539 13,152
Tompkins Financial Corp. (d) 694 30,522
Towne Bank 4,906 126,918
TriCo Bancshares 1,912 66,480
Triumph Financial, Inc. *(d) 1,234 86,824
Truist Financial Corp. 53,863 2,022,556
TrustCo Bank Corp. 95 2,529
Trustmark Corp. 596 17,642
UMB Financial Corp. 2,193 174,694
United Bankshares, Inc. 4,688 152,172
United Community Banks, Inc. 1,525 38,476
Unity Bancorp, Inc. (d) 37 996
Univest Financial Corp. 2,113 44,098
US Bancorp 62,601 2,543,479
USCB Financial Holdings, Inc. 53 590
Valley National Bancorp (d) 16,437 115,223
Veritex Holdings, Inc. 681 13,266
Virginia National Bankshares
Corp. 313 8,830
WaFd, Inc. 403 10,917
Washington Trust Bancorp,
Inc. 1,504 38,292
Webster Financial Corp. 6,723 294,669
Wells Fargo & Co. 145,499 8,631,001
WesBanco, Inc. 3,038 82,026
West Bancorp, Inc. (d) 662 10,764
Westamerica Bancorp 352 16,386
Western Alliance Bancorp 4,413 250,791
Wintrust Financial Corp. (d) 2,476 239,281
WSFS Financial Corp. 1,339 57,215
Zions Bancorp NA 6,015 245,292
76,795,929
Beverages 0.8%
Boston Beer Co., Inc. (The),
Class A * 417 116,097
Brown-Forman Corp.,
Class A (d) 9,316 447,602
Celsius Holdings, Inc. * 5,871 418,426
Coca-Cola Co. (The) 157,724 9,742,611
Coca-Cola Consolidated, Inc. 169 139,594
Constellation Brands, Inc.,
Class A (d) 6,373 1,615,301
Duckhorn Portfolio, Inc. (The) * 2,704 22,903
Keurig Dr Pepper, Inc. 38,013 1,281,038
MGP Ingredients, Inc. (d) 691 54,202
Molson Coors Beverage Co.,
Class B 8,223 470,849
Monster Beverage Corp. * 30,237 1,616,168
National Beverage Corp. * 865 38,492
PepsiCo, Inc. 56,612 9,958,617
Primo Water Corp. 7,214 136,128
Vita Coco Co., Inc. (The) * 367 8,896
Common Stocks
Shares Value ($)
Beverages
Zevia PBC, Class A * 1,653 1,423
26,068,347
Biotechnology 1.4%
2seventy bio, Inc. *(d) 3,506 15,987
4D Molecular Therapeutics,
Inc. *(d) 1,160 27,759
89bio, Inc. * 2,473 21,045
AbbVie, Inc. 71,261 11,589,889
Abeona Therapeutics, Inc. * 2,879 11,919
Absci Corp. * 353 1,673
ACADIA Pharmaceuticals,
Inc. * 4,492 75,061
ACELYRIN, Inc. * 346 1,446
Acrivon Therapeutics, Inc. * 62 564
Actinium Pharmaceuticals,
Inc. * 1,724 13,275
Acumen Pharmaceuticals,
Inc. * 6,953 22,389
Adicet Bio, Inc. *(d) 342 510
ADMA Biologics, Inc. * 11,712 76,362
Adverum Biotechnologies,
Inc. * 1,073 10,430
AEON Biopharma, Inc. *(d) 3,646 14,037
Aerovate Therapeutics,
Inc. *(d) 88 1,761
Affimed NV * 66 353
Agenus, Inc. * 1,048 12,702
Agios Pharmaceuticals,
Inc. *(d) 2,441 79,333
Akebia Therapeutics, Inc. * 33,180 41,807
Akero Therapeutics, Inc. *(d) 2,019 40,158
Aldeyra Therapeutics, Inc. * 3,379 13,313
Alector, Inc. * 1,845 9,373
Alkermes plc * 7,596 186,406
Allakos, Inc. * 4,753 4,991
Allogene Therapeutics, Inc. * 5,459 15,067
Allovir, Inc. * 1,078 856
Alnylam Pharmaceuticals,
Inc. * 5,241 754,442
Alpine Immune Sciences,
Inc. * 208 13,435
Altimmune, Inc. *(d) 981 6,426
Alvotech SA *(d) 263 3,814
ALX Oncology Holdings,
Inc. *(d) 445 7,574
Amgen, Inc. 21,900 5,999,286
Amicus Therapeutics, Inc. * 12,666 126,533
AnaptysBio, Inc. *(d) 894 21,760
Anavex Life Sciences
Corp. *(d) 5,955 21,736
Anika Therapeutics, Inc. * 551 14,265
Annexon, Inc. * 3,354 15,261
Apellis Pharmaceuticals,
Inc. *(d) 4,015 177,423
Apogee Therapeutics, Inc. *(d) 607 30,532
Arbutus Biopharma Corp. * 652 1,780
Arcellx, Inc. * 1,281 64,076
Arcturus Therapeutics
Holdings, Inc. *(d) 791 20,226
Arcus Biosciences, Inc. *(d) 2,868 43,680

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Biotechnology
Arcutis Biotherapeutics,
Inc. *(d) 3,625 30,160
Ardelyx, Inc. *(d) 6,864 43,930
ArriVent Biopharma, Inc. * 1,829 30,215
Arrowhead Pharmaceuticals,
Inc. *(d) 4,756 107,581
ARS Pharmaceuticals, Inc. * 1,821 15,843
Astria Therapeutics, Inc. * 1,896 17,405
Atara Biotherapeutics, Inc. * 9,061 6,252
Aura Biosciences, Inc. * 204 1,510
Aurinia Pharmaceuticals,
Inc. *(d) 4,815 24,508
Avid Bioservices, Inc. * 3,832 29,238
Avidity Biosciences, Inc. *(d) 3,019 72,848
Avita Medical, Inc. *(d) 1,798 15,103
Beam Therapeutics, Inc. *(d) 3,157 66,992
BioAtla, Inc. * 3,114 7,022
BioCryst Pharmaceuticals,
Inc. * 6,798 28,076
Biogen, Inc. * 6,284 1,349,929
Biohaven Ltd. * 2,739 106,273
BioMarin Pharmaceutical,
Inc. * 7,866 635,258
Biomea Fusion, Inc. *(d) 1,470 15,788
Bioxcel Therapeutics, Inc. * 461 1,162
Black Diamond Therapeutics,
Inc. * 8,905 49,601
Bluebird Bio, Inc. *(d) 3,135 2,781
Blueprint Medicines Corp. *(d) 2,423 221,317
Bridgebio Pharma, Inc. *(d) 4,276 109,551
C4 Therapeutics, Inc. *(d) 198 1,247
Cabaletta Bio, Inc. * 1,874 19,949
CareDx, Inc. * 3,065 23,784
Cargo Therapeutics, Inc. * 1,303 24,887
Caribou Biosciences, Inc. * 569 2,065
Carisma Therapeutics, Inc. * 1,768 2,882
Cartesian Therapeutics,
Inc. *(d) 272 6,003
Catalyst Pharmaceuticals,
Inc. * 4,401 66,235
Celcuity, Inc. *(d) 1,225 19,318
Celldex Therapeutics, Inc. * 2,288 85,617
Century Therapeutics, Inc. * 118 343
Cerevel Therapeutics
Holdings, Inc. * 3,198 136,587
CG oncology, Inc. *(d) 908 36,493
Chimerix, Inc. * 411 386
Cibus, Inc., Class A * 65 1,108
Cogent Biosciences, Inc. *(d) 2,285 14,853
Coherus Biosciences, Inc. *(d) 809 1,586
Compass Therapeutics, Inc. * 6,452 9,291
Corbus Pharmaceuticals
Holdings, Inc. * 53 1,963
Crinetics Pharmaceuticals,
Inc. * 2,038 89,305
Cue Biopharma, Inc. *(d) 2,517 4,782
Cullinan Therapeutics, Inc. * 980 26,470
Cytokinetics, Inc. * 3,774 231,422
Day One Biopharmaceuticals,
Inc. *(d) 3,045 52,070
Deciphera Pharmaceuticals,
Inc. * 2,427 61,330
Common Stocks
Shares Value ($)
Biotechnology
Denali Therapeutics, Inc. *(d) 5,414 83,592
Design Therapeutics, Inc. * 3,373 11,873
Dianthus Therapeutics, Inc. * 44 939
Disc Medicine, Inc. *(d) 580 16,147
Dynavax Technologies
Corp. *(d) 7,087 80,579
Dyne Therapeutics, Inc. * 1,911 48,367
Eagle Pharmaceuticals, Inc. * 394 1,611
Editas Medicine, Inc. *(d) 4,273 22,262
Emergent BioSolutions,
Inc. *(d) 3,316 6,234
Enanta Pharmaceuticals, Inc. * 1,833 25,185
Entrada Therapeutics, Inc. *(d) 1,512 17,917
Erasca, Inc. * 5,117 10,285
Exact Sciences Corp. * 7,130 423,166
Exelixis, Inc. * 12,791 300,077
Fate Therapeutics, Inc. * 4,747 18,751
Fennec Pharmaceuticals,
Inc. * 1,203 11,044
Fibrobiologics, Inc. * 5,200 49,036
FibroGen, Inc. * 7,702 8,626
Foghorn Therapeutics,
Inc. *(d) 1,695 9,255
G1 Therapeutics, Inc. * 221 833
Genelux Corp. *(d) 283 880
Generation Bio Co. * 1,301 3,682
Geron Corp. *(d) 23,106 90,807
Gilead Sciences, Inc. 50,392 3,285,558
Gossamer Bio, Inc. * 23,637 16,782
Greenwich Lifesciences, Inc. * 30 373
Gritstone bio, Inc. *(d) 6,273 5,018
Gyre Therapeutics, Inc. * 63 983
Halozyme Therapeutics,
Inc. *(d) 4,950 188,595
Heron Therapeutics, Inc. *(d) 3,578 8,301
HilleVax, Inc. *(d) 99 1,307
Humacyte, Inc. *(d) 388 1,521
Ideaya Biosciences, Inc. *(d) 2,296 93,332
IGM Biosciences, Inc. *(d) 340 3,274
Immuneering Corp.,
Class A *(d) 1,453 2,063
ImmunityBio, Inc. *(d) 1,416 11,314
Immunome, Inc. * 166 2,334
Immunovant, Inc. * 1,835 50,352
Incyte Corp. * 7,872 409,738
Inhibrx, Inc. * 650 22,126
Inovio Pharmaceuticals, Inc.
(Registered) * 4,025 46,086
Inozyme Pharma, Inc. * 2,463 10,862
Insmed, Inc. *(d) 5,847 144,538
Intellia Therapeutics, Inc. *(d) 4,041 86,477
Invivyd, Inc. * 7,058 15,669
Ionis Pharmaceuticals,
Inc. *(d) 5,822 240,216
Iovance Biotherapeutics,
Inc. *(d) 9,159 107,893
Ironwood Pharmaceuticals,
Inc., Class A * 5,891 45,655
iTeos Therapeutics, Inc. * 1,923 20,653
Janux Therapeutics, Inc. * 147 8,379
Jasper Therapeutics, Inc. * 1,422 33,943

56 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
KalVista Pharmaceuticals,
Inc. *(d) 568 6,447
Karyopharm Therapeutics,
Inc. *(d) 3,463 3,567
Keros Therapeutics, Inc. *(d) 703 39,642
Kezar Life Sciences, Inc. * 1,194 984
Kiniksa Pharmaceuticals Ltd.,
Class A * 878 16,436
Kodiak Sciences, Inc. * 2,026 6,503
Korro Bio, Inc. * 37 2,101
Krystal Biotech, Inc. *(d) 786 120,352
Kura Oncology, Inc. *(d) 3,198 62,745
Kymera Therapeutics, Inc. *(d) 1,024 34,427
Kyverna Therapeutics,
Inc. *(d) 812 12,294
Larimar Therapeutics, Inc. * 1,831 12,616
LENZ Therapeutics, Inc. 285 4,523
Lexeo Therapeutics, Inc. *(d) 2,103 26,182
Lexicon Pharmaceuticals,
Inc. *(d) 2,971 4,575
Lineage Cell Therapeutics,
Inc. *(d) 9,458 10,309
Lyell Immunopharma, Inc. *(d) 13,720 29,772
MacroGenics, Inc. * 381 5,631
Madrigal Pharmaceuticals,
Inc. * 589 120,168
MannKind Corp. *(d) 11,922 48,999
MeiraGTx Holdings plc * 956 4,665
Merrimack Pharmaceuticals,
Inc. * 694 10,230
Mersana Therapeutics, Inc. * 1,834 5,814
Metagenomi, Inc. * 5,822 40,870
MiMedx Group, Inc. * 3,993 24,597
Mineralys Therapeutics,
Inc. *(d) 98 1,201
Mirum Pharmaceuticals, Inc. * 477 11,977
Moderna, Inc. *(d) 13,582 1,498,230
Monte Rosa Therapeutics,
Inc. * 163 867
MoonLake
Immunotherapeutics,
Class A *(d) 187 7,650
Morphic Holding, Inc. * 1,113 30,352
Mural Oncology plc * 678 2,509
Myriad Genetics, Inc. * 3,234 63,289
Natera, Inc. * 4,278 397,341
Neurocrine Biosciences, Inc. * 3,774 519,076
Neurogene, Inc. *(d) 66 2,276
Nkarta, Inc. * 672 4,489
Novavax, Inc. *(d) 4,106 17,779
Nurix Therapeutics, Inc. *(d) 1,013 12,176
Nuvalent, Inc., Class A *(d) 577 39,744
Nuvectis Pharma, Inc. * 454 2,760
Ocugen, Inc. *(d) 1,300 1,716
Olema Pharmaceuticals,
Inc. *(d) 2,029 20,635
Omega Therapeutics, Inc. * 1,726 3,849
Organogenesis Holdings, Inc.,
Class A * 1,164 2,735
ORIC Pharmaceuticals,
Inc. *(d) 420 3,709
Common Stocks
Shares Value ($)
Biotechnology
Outlook Therapeutics, Inc. *(d) 38 339
Ovid therapeutics, Inc. * 4,261 12,996
PDS Biotechnology Corp. *(d) 1,854 6,211
PepGen, Inc. * 95 1,167
Perspective Therapeutics,
Inc. * 1,856 3,118
PMV Pharmaceuticals, Inc. * 960 1,728
Poseida Therapeutics, Inc.,
Class A * 4,825 11,677
Praxis Precision Medicines,
Inc. * 59 3,237
Precigen, Inc. *(d) 3,034 4,005
Prelude Therapeutics, Inc. * 130 490
Prime Medicine, Inc. *(d) 140 689
ProKidney Corp., Class A *(d) 4,306 8,892
Protagonist Therapeutics,
Inc. * 1,645 41,306
Protalix BioTherapeutics, Inc. * 3,723 4,244
Prothena Corp. plc * 1,889 38,422
PTC Therapeutics, Inc. * 3,143 101,047
Puma Biotechnology, Inc. * 8,163 41,386
Pyxis Oncology, Inc. *(d) 5,111 22,744
Rallybio Corp. * 89 171
RAPT Therapeutics, Inc. * 434 3,342
Recursion Pharmaceuticals,
Inc., Class A *(d) 4,594 35,925
Regeneron Pharmaceuticals,
Inc. * 4,147 3,693,567
REGENXBIO, Inc. * 2,120 32,542
Relay Therapeutics, Inc. *(d) 4,280 27,906
Renovaro, Inc. * 21,905 34,610
Replimune Group, Inc. *(d) 1,865 11,843
REVOLUTION Medicines,
Inc. *(d) 5,870 218,834
Rhythm Pharmaceuticals,
Inc. *(d) 1,586 63,059
Rigel Pharmaceuticals,
Inc. *(d) 6,664 6,997
Rocket Pharmaceuticals, Inc. * 1,790 38,521
Roivant Sciences Ltd. *(d) 10,153 110,668
Sage Therapeutics, Inc. * 2,464 34,348
Sana Biotechnology, Inc. *(d) 2,860 25,740
Sangamo Therapeutics, Inc. * 4,715 2,428
Sarepta Therapeutics, Inc. * 3,705 469,275
Savara, Inc. *(d) 5,409 24,773
Scholar Rock Holding Corp. * 2,175 31,907
Sera Prognostics, Inc.,
Class A *(d) 5,116 59,806
Seres Therapeutics, Inc. * 1,669 1,653
Shattuck Labs, Inc. * 226 2,368
Soleno Therapeutics, Inc. * 94 4,198
Solid Biosciences, Inc. * 121 1,073
SpringWorks Therapeutics,
Inc. * 2,457 114,717
Spyre Therapeutics, Inc. *(d) 177 5,846
Stoke Therapeutics, Inc. *(d) 606 6,684
Summit Therapeutics, Inc. *(d) 8,272 32,509
Sutro Biopharma, Inc. *(d) 791 2,685
Syndax Pharmaceuticals,
Inc. * 3,726 78,730
Tango Therapeutics, Inc. * 264 2,033
Taysha Gene Therapies, Inc. * 602 1,463

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Biotechnology
Tenaya Therapeutics, Inc. * 233 1,058
TG Therapeutics, Inc. *(d) 6,198 84,665
Tourmaline Bio, Inc. 93 1,472
Travere Therapeutics, Inc. *(d) 3,904 21,589
TriSalus Life Sciences, Inc. * 3,113 28,982
TScan Therapeutics, Inc. * 7,592 58,610
Twist Bioscience Corp. * 1,918 59,899
Tyra Biosciences, Inc. *(d) 97 1,659
Ultragenyx Pharmaceutical,
Inc. * 3,183 135,405
United Therapeutics Corp. * 1,796 420,857
UroGen Pharma Ltd. *(d) 1,436 19,846
Vanda Pharmaceuticals, Inc. * 2,004 9,539
Vaxart, Inc. * 868 620
Vaxcyte, Inc. * 4,212 255,037
Vaxxinity, Inc., Class A * 3,011 369
Vera Therapeutics, Inc.,
Class A * 182 7,191
Veracyte, Inc. *(d) 3,372 65,990
Verastem, Inc. * 3,983 39,750
Vericel Corp. *(d) 2,323 106,556
Vertex Pharmaceuticals, Inc. * 10,400 4,085,224
Verve Therapeutics, Inc. *(d) 2,510 15,085
Vigil Neuroscience, Inc. * 1,132 2,955
Viking Therapeutics, Inc. *(d) 4,043 321,742
Vir Biotechnology, Inc. * 3,125 26,438
Viridian Therapeutics, Inc. * 1,142 15,143
Vor BioPharma, Inc. *(d) 2,801 4,818
Voyager Therapeutics, Inc. * 2,297 17,963
Werewolf Therapeutics, Inc. * 1,930 12,043
X4 Pharmaceuticals, Inc. * 8,162 9,141
XBiotech, Inc. * 1,937 14,857
Xencor, Inc. *(d) 2,857 59,826
XOMA Corp. *(d) 544 13,785
Y-mAbs Therapeutics, Inc. *(d) 1,139 17,324
Zentalis Pharmaceuticals,
Inc. *(d) 2,486 27,495
Zura Bio Ltd., Class A *(d) 611 2,609
Zymeworks, Inc. * 676 5,800
44,377,594
Broadline Retail 2.4%
1stdibs.com, Inc. * 4,914 28,108
Amazon.com, Inc. * 381,048 66,683,400
Big Lots, Inc. *(d) 1,170 4,118
ContextLogic, Inc.,
Class A *(d) 1,332 7,393
Coupang, Inc. * 44,447 1,000,058
Dillard's, Inc., Class A (d) 107 46,865
eBay, Inc. 21,010 1,082,855
Etsy, Inc. * 4,533 311,281
Groupon, Inc., Class A *(d) 104 1,202
Kohl's Corp. 5,133 122,884
Macy's, Inc. 10,610 195,542
Nordstrom, Inc. (d) 5,056 96,115
Ollie's Bargain Outlet
Holdings, Inc. * 2,435 178,096
Pan Pacific International
Holdings Corp. 154,000 3,647,100
Qurate Retail, Inc. Series A,* 1,807 1,484
Common Stocks
Shares Value ($)
Broadline Retail
Savers Value Village, Inc. *(d) 1,307 21,592
73,428,093
Building Products 0.5%
A O Smith Corp. 4,950 410,058
AAON, Inc. (d) 2,572 241,999
Advanced Drainage Systems,
Inc. (d) 2,685 421,545
Allegion plc 3,662 445,153
American Woodmark Corp. * 627 57,734
Apogee Enterprises, Inc. 952 58,815
Armstrong World Industries,
Inc. 1,678 192,769
AZEK Co., Inc. (The),
Class A * 5,804 264,895
AZZ, Inc. 1,351 96,772
Builders FirstSource, Inc. * 4,481 819,216
Carlisle Cos., Inc. 1,975 766,794
Carrier Global Corp. 33,679 2,070,922
CSW Industrials, Inc. 711 168,948
Fortune Brands Innovations,
Inc. 5,296 387,138
Gibraltar Industries, Inc. * 1,131 80,821
Griffon Corp. 1,748 114,529
Hayward Holdings, Inc. *(d) 3,854 52,337
Insteel Industries, Inc. 763 24,492
Janus International Group,
Inc. *(d) 3,266 47,063
JELD-WEN Holding, Inc. * 3,060 62,730
Johnson Controls International
plc 27,157 1,767,106
Lennox International, Inc. 1,304 604,300
Masco Corp. 8,889 608,452
Masonite International Corp. * 720 95,436
Masterbrand, Inc. * 6,059 101,003
Owens Corning 3,646 613,294
Quanex Building Products
Corp. 1,292 42,920
Resideo Technologies, Inc. * 6,679 130,441
Simpson Manufacturing Co.,
Inc. (d) 1,768 307,437
Tecnoglass, Inc. 116 6,444
Trane Technologies plc 9,582 3,040,752
Trex Co., Inc. *(d) 4,556 403,434
UFP Industries, Inc. 2,446 275,664
Zurn Elkay Water Solutions
Corp. 6,814 213,142
14,994,555
Capital Markets 1.9%
Affiliated Managers Group,
Inc. (d) 1,351 210,891
AlTi Global, Inc. *(d) 1,538 7,075
Ameriprise Financial, Inc. 4,061 1,672,279
Ares Management Corp.,
Class A 7,249 964,769
Artisan Partners Asset
Management, Inc.,
Class A (d) 4,572 187,132
AssetMark Financial Holdings,
Inc. * 1,998 67,552
B. Riley Financial, Inc. 822 28,277

58 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Bakkt Holdings, Inc. *(d) 16 107
Bank of New York Mellon
Corp. (The) 32,250 1,821,803
Beneficient, Class A * 9 30
BGC Group, Inc., Class A (d) 12,645 99,010
BlackRock, Inc. 932 703,325
Blackstone, Inc. (d) 25,580 2,982,884
Blue Owl Capital, Inc., Class A 20,109 379,859
Bridge Investment Group
Holdings, Inc., Class A 152 1,000
Brightsphere Investment
Group, Inc. 2,738 60,893
Carlyle Group, Inc. (The) 8,229 368,659
Cboe Global Markets, Inc. 4,905 888,541
Charles Schwab Corp. (The) 59,585 4,406,311
CME Group, Inc. 14,659 3,073,113
Cohen & Steers, Inc. 1,322 90,927
Coinbase Global, Inc.,
Class A * 6,921 1,411,400
Diamond Hill Investment
Group, Inc. 400 59,688
Donnelley Financial Solutions,
Inc. * 1,258 78,977
Evercore, Inc., Class A 2,172 394,218
FactSet Research Systems,
Inc. (d) 1,690 704,544
Federated Hermes, Inc.,
Class B 424 13,928
Forge Global Holdings, Inc. * 7,815 14,302
Franklin Resources, Inc. 14,529 331,842
GCM Grosvenor, Inc.,
Class A (d) 3,554 33,550
Goldman Sachs Group, Inc.
(The) 13,330 5,688,044
Hamilton Lane, Inc., Class A 1,836 205,118
Houlihan Lokey, Inc., Class A 2,294 292,462
Interactive Brokers Group,
Inc., Class A 4,198 483,274
Intercontinental Exchange,
Inc. 24,673 3,176,896
Invesco Ltd. 17,212 243,894
Janus Henderson Group plc 6,323 197,404
Jefferies Financial Group, Inc. 9,283 399,726
KKR & Co., Inc. 35,909 3,342,051
Lazard, Inc. 4,647 178,910
LPL Financial Holdings, Inc. 3,201 861,485
MarketAxess Holdings, Inc. 1,477 295,533
Moelis & Co., Class A (d) 5,859 287,560
Moody's Corp. 6,755 2,501,579
Morgan Stanley 48,333 4,390,570
Morningstar, Inc. 1,026 289,999
MSCI, Inc., Class A 3,196 1,488,665
Nasdaq, Inc. 14,676 878,359
Northern Trust Corp. 8,854 729,481
Open Lending Corp. * 5,465 27,872
Oppenheimer Holdings, Inc.,
Class A 29 1,161
P10, Inc., Class A 213 1,512
Patria Investments Ltd.,
Class A 3,891 52,139
Common Stocks
Shares Value ($)
Capital Markets
Perella Weinberg Partners,
Class A 4,237 63,216
Piper Sandler Cos. 1,115 218,306
PJT Partners, Inc., Class A (d) 1,657 156,570
Raymond James Financial,
Inc. 8,003 976,366
Robinhood Markets, Inc.,
Class A * 24,370 401,861
S&P Global, Inc. 12,558 5,221,993
SEI Investments Co. 5,536 365,099
Silvercrest Asset Management
Group, Inc., Class A 3,180 46,587
State Street Corp. 12,884 933,961
StepStone Group, Inc.,
Class A 2,791 100,671
Stifel Financial Corp. (d) 4,998 399,440
StoneX Group, Inc. * 1,043 75,722
SuRo Capital Corp. * 124 470
T. Rowe Price Group, Inc. 9,375 1,027,219
TPG, Inc., Class A 3,351 144,428
Tradeweb Markets, Inc.,
Class A 4,937 502,142
Trinity Capital, Inc. 211 3,201
Value Line, Inc. 40 1,448
Victory Capital Holdings, Inc.,
Class A 2,062 104,873
Virtu Financial, Inc., Class A 4,122 89,447
Virtus Investment Partners,
Inc. 496 108,783
WisdomTree, Inc. 1,311 11,668
XP, Inc., Class A 12,452 254,892
58,278,943
Chemicals 1.3%
AdvanSix, Inc. 1,313 33,166
Air Products & Chemicals, Inc. 8,888 2,100,590
Albemarle Corp. (d) 4,816 579,413
Alto Ingredients, Inc. * 370 699
American Vanguard Corp. 1,177 13,406
Arcadium Lithium plc * 32,384 142,490
Ashland, Inc. 1,789 170,545
Aspen Aerogels, Inc. *(d) 948 14,846
Avient Corp. 3,981 168,874
Axalta Coating Systems Ltd. * 8,813 277,081
Balchem Corp. 1,402 198,215
Cabot Corp. (d) 2,054 187,386
Celanese Corp., Class A 4,564 701,076
CF Industries Holdings, Inc. 7,690 607,279
Chemours Co. (The) (d) 5,568 148,944
Core Molding Technologies,
Inc. * 514 9,262
Corteva, Inc. 28,358 1,535,018
Danimer Scientific, Inc.,
Class A *(d) 2,361 1,771
Dow, Inc. 28,424 1,617,326
DuPont de Nemours, Inc. 17,242 1,250,045
Eastman Chemical Co. 4,375 413,175
Ecolab, Inc. 10,592 2,395,381
Ecovyst, Inc. * 5,345 50,403
Element Solutions, Inc. 6,896 159,504
FMC Corp. (d) 5,069 299,122

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Chemicals
Ginkgo Bioworks Holdings,
Inc., Class A *(d) 49,153 43,800
Hawkins, Inc. 761 57,661
HB Fuller Co. 2,005 149,793
Huntsman Corp. 6,853 163,513
Ingevity Corp. * 1,719 87,910
Innospec, Inc. (d) 1,294 155,280
International Flavors &
Fragrances, Inc. 10,495 888,402
Intrepid Potash, Inc. * 381 7,666
Koppers Holdings, Inc. 800 41,024
Kronos Worldwide, Inc. 918 10,511
Linde plc 20,068 8,849,185
Loop Industries, Inc. * 96 273
LSB Industries, Inc. * 3,767 35,033
LyondellBasell Industries NV,
Class A 10,890 1,088,673
Mativ Holdings, Inc. (d) 2,319 42,345
Minerals Technologies, Inc. 1,341 97,745
Mitsui Chemicals, Inc. 84,600 2,414,247
Mosaic Co. (The) 13,276 416,734
NewMarket Corp. (d) 232 122,245
Olin Corp. (d) 5,035 263,230
Origin Materials, Inc. *(d) 10,010 8,103
Orion SA 1,731 40,955
Perimeter Solutions SA * 7,880 55,160
PPG Industries, Inc. 9,396 1,212,084
PureCycle Technologies,
Inc. *(d) 5,183 24,205
Quaker Chemical Corp. (d) 626 116,768
Rayonier Advanced Materials,
Inc. * 2,371 8,844
RPM International, Inc. 5,236 559,781
Scotts Miracle-Gro Co.
(The) (d) 1,909 130,843
Sensient Technologies
Corp. (d) 1,836 134,432
Sherwin-Williams Co. (The) 9,869 2,956,851
Shin-Etsu Chemical Co. Ltd. 153,500 5,985,216
Stepan Co. (d) 938 77,845
Trinseo plc 1,824 4,761
Tronox Holdings plc 3,705 62,948
Westlake Corp. 1,220 179,779
39,568,862
Commercial Services & Supplies 0.4%
ABM Industries, Inc. 2,955 129,133
ACCO Brands Corp. 3,259 15,708
ACV Auctions, Inc.,
Class A *(d) 5,764 100,582
Aris Water Solutions, Inc.,
Class A 223 3,129
Brady Corp., Class A 228 13,452
Bridger Aerospace Group
Holdings, Inc. *(d) 1,907 7,723
BrightView Holdings, Inc. *(d) 1,229 13,826
Brink's Co. (The) 1,911 167,136
Casella Waste Systems, Inc.,
Class A *(d) 1,686 152,414
CECO Environmental Corp. * 380 8,216
Cimpress plc * 502 42,806
Cintas Corp. 3,611 2,377,266
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Civeo Corp. 70 1,625
Clean Harbors, Inc. * 2,138 405,044
CompX International, Inc. 75 2,362
Copart, Inc. * 32,668 1,774,199
CoreCivic, Inc. *(d) 4,573 68,138
Deluxe Corp. 2,670 52,732
Driven Brands Holdings, Inc. * 2,053 29,419
Ennis, Inc. 982 19,542
Enviri Corp. * 2,894 22,515
GEO Group, Inc. (The) *(d) 5,438 80,809
Healthcare Services Group,
Inc. * 1,913 20,316
HNI Corp. 2,543 106,679
Interface, Inc., Class A 2,220 33,944
LanzaTech Global, Inc. *(d) 2,088 4,521
Li-Cycle Holdings Corp. *(d) 8,155 5,342
Liquidity Services, Inc. * 902 15,569
Matthews International Corp.,
Class A 333 8,984
MillerKnoll, Inc. (d) 2,266 57,624
Montrose Environmental
Group, Inc. * 1,315 57,097
MSA Safety, Inc. 1,509 272,224
NL Industries, Inc. 349 2,865
OPENLANE, Inc. * 5,340 91,741
Performant Financial Corp. * 4,462 11,869
Pitney Bowes, Inc. 1,889 8,047
RB Global, Inc. 6,655 476,365
Republic Services, Inc.,
Class A 8,261 1,583,634
Rollins, Inc. 10,076 448,987
SP Plus Corp. * 882 45,035
Steelcase, Inc., Class A (d) 4,578 55,073
Stericycle, Inc. *(d) 4,279 191,400
Tetra Tech, Inc. (d) 2,225 433,252
UniFirst Corp. (d) 573 91,754
Veralto Corp. 8,842 828,319
Vestis Corp. (d) 5,442 100,242
Viad Corp. * 805 27,756
VSE Corp. 69 5,387
Waste Management, Inc. 16,644 3,462,285
13,934,087
Communications Equipment 0.5%
ADTRAN Holdings, Inc. 4,277 18,733
Applied Optoelectronics,
Inc. *(d) 169 1,665
Arista Networks, Inc. * 9,997 2,564,830
Aviat Networks, Inc. * 57 1,907
Calix, Inc. * 2,658 73,706
Cambium Networks Corp. * 212 719
Ciena Corp. * 5,927 274,005
Cisco Systems, Inc. 163,620 7,686,868
Clearfield, Inc. *(d) 559 16,837
CommScope Holding Co.,
Inc. * 1,688 1,509
Comtech Telecommunications
Corp. *(d) 1,002 1,884
Digi International, Inc. *(d) 1,726 52,919
DZS, Inc. * 348 341
Extreme Networks, Inc. * 5,450 61,040
F5, Inc. * 2,866 473,778

60 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Communications Equipment
Harmonic, Inc. * 5,075 54,506
Infinera Corp. *(d) 3,714 17,901
Juniper Networks, Inc. 12,696 442,075
KVH Industries, Inc. * 1,244 5,971
Lumentum Holdings, Inc. *(d) 3,086 135,043
Motorola Solutions, Inc. 6,873 2,330,978
NETGEAR, Inc. * 1,154 17,056
NetScout Systems, Inc. * 3,432 66,100
Ribbon Communications,
Inc. *(d) 3,220 10,207
Ubiquiti, Inc. (d) 213 22,915
Viasat, Inc. * 4,850 77,164
Viavi Solutions, Inc. *(d) 10,243 80,920
14,491,577
Construction & Engineering 0.2%
AECOM 5,765 532,455
Ameresco, Inc., Class A *(d) 729 15,258
API Group Corp. * 9,121 351,797
Arcosa, Inc. 2,196 166,940
Argan, Inc. 574 34,589
Bowman Consulting Group
Ltd., Class A *(d) 724 23,523
Comfort Systems USA, Inc. 1,428 441,837
Concrete Pumping Holdings,
Inc. * 980 6,517
Construction Partners, Inc.,
Class A * 1,776 91,713
Dycom Industries, Inc. * 1,014 141,980
EMCOR Group, Inc. 1,850 660,764
Fluor Corp. *(d) 5,812 234,398
Granite Construction, Inc. (d) 1,510 83,805
Great Lakes Dredge & Dock
Corp. * 2,487 16,414
IES Holdings, Inc. * 280 37,834
INNOVATE Corp. * 3,044 2,136
Limbach Holdings, Inc. *(d) 657 29,782
MasTec, Inc. * 2,323 206,027
Matrix Service Co. * 4,280 48,193
MDU Resources Group, Inc. 9,053 223,609
MYR Group, Inc. * 775 128,844
Northwest Pipe Co. *(d) 335 10,603
Orion Group Holdings, Inc. * 7,181 51,057
Primoris Services Corp. 2,325 108,345
Quanta Services, Inc. 5,887 1,522,143
Southland Holdings, Inc. * 22 96
Sterling Infrastructure, Inc. *(d) 1,057 107,391
Tutor Perini Corp. * 1,568 26,076
Valmont Industries, Inc. 761 155,853
WillScot Mobile Mini Holdings
Corp. *(d) 7,027 259,718
5,719,697
Construction Materials 0.1%
CRH plc 3,438 266,170
Eagle Materials, Inc. (d) 1,424 357,011
Knife River Corp. * 2,397 187,421
Martin Marietta Materials,
Inc. (d) 2,474 1,452,411
Smith-Midland Corp. * 23 822
Summit Materials, Inc.,
Class A * 5,001 194,539
Common Stocks
Shares Value ($)
Construction Materials
United States Lime &
Minerals, Inc. 79 24,490
Vulcan Materials Co. 5,908 1,522,078
4,004,942
Consumer Finance 0.4%
Ally Financial, Inc. 12,269 470,516
American Express Co. 23,682 5,542,298
Atlanticus Holdings Corp. * 178 4,708
Bread Financial Holdings, Inc. 2,536 93,604
Capital One Financial Corp. 15,551 2,230,480
Credit Acceptance Corp. *(d) 267 137,163
Discover Financial Services 10,524 1,333,706
Encore Capital Group, Inc. *(d) 1,523 62,580
Enova International, Inc. * 1,117 67,612
EZCORP, Inc., Class A *(d) 258 2,833
FirstCash Holdings, Inc. 1,662 187,773
Green Dot Corp., Class A * 473 4,139
LendingClub Corp. * 6,398 48,113
LendingTree, Inc. * 770 37,168
Moneylion, Inc. * 24 1,591
Navient Corp. 3,359 50,452
Nelnet, Inc., Class A 524 49,350
NerdWallet, Inc., Class A * 974 12,243
OneMain Holdings, Inc. (d) 4,508 234,912
Oportun Financial Corp. * 129 409
PRA Group, Inc. * 856 20,364
PROG Holdings, Inc. 2,217 73,693
Regional Management Corp. 393 9,908
SLM Corp. 9,987 211,624
SoFi Technologies, Inc. *(d) 38,588 261,627
Synchrony Financial 18,052 793,927
Upstart Holdings, Inc. *(d) 3,412 75,508
World Acceptance Corp. *(d) 208 28,615
12,046,916
Consumer Staples Distribution & Retail 1.1%
Albertsons Cos., Inc., Class A 15,537 316,955
Andersons, Inc. (The) (d) 1,125 61,808
BJ's Wholesale Club Holdings,
Inc. *(d) 6,092 454,951
Casey's General Stores, Inc. 1,492 476,813
Chefs' Warehouse, Inc.
(The) *(d) 1,619 53,557
Costco Wholesale Corp. 18,306 13,233,407
Dollar General Corp. 8,773 1,221,114
Dollar Tree, Inc. *(d) 8,503 1,005,480
Grocery Outlet Holding Corp. * 4,489 116,579
HF Foods Group, Inc. * 1,477 4,313
Ingles Markets, Inc., Class A 662 47,499
Kroger Co. (The) 26,763 1,482,135
Maplebear, Inc. * 1,525 52,048
Natural Grocers by Vitamin
Cottage, Inc. 333 5,448
Performance Food Group
Co. * 6,115 415,086
PriceSmart, Inc. 1,255 101,140
SpartanNash Co. 1,344 25,657
Sprouts Farmers Market,
Inc. *(d) 3,969 262,073
Sysco Corp. 19,839 1,474,435
Target Corp. 18,482 2,975,232

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
United Natural Foods, Inc. * 2,483 22,173
US Foods Holding Corp. *(d) 10,541 529,685
Village Super Market, Inc.,
Class A 302 8,447
Walgreens Boots Alliance,
Inc. (d) 30,288 537,006
Walmart, Inc. 178,152 10,573,321
Weis Markets, Inc. (d) 617 38,951
35,495,313
Containers & Packaging 0.2%
Amcor plc (d) 57,570 514,676
AptarGroup, Inc. 2,497 360,517
Ardagh Group SA,
Class A ^∞(d) 742 5,754
Ardagh Metal Packaging SA 9,148 36,135
Avery Dennison Corp. 3,400 738,752
Ball Corp. 12,527 871,503
Berry Global Group, Inc. 4,490 254,314
Crown Holdings, Inc. 4,079 334,763
Graphic Packaging Holding
Co. 12,086 312,423
Greif, Inc., Class A 592 36,580
International Paper Co. 13,978 488,391
Myers Industries, Inc. 1,449 31,733
O-I Glass, Inc. * 7,054 105,528
Packaging Corp. of America 3,537 611,830
Pactiv Evergreen, Inc. 2,124 32,370
Ranpak Holdings Corp.,
Class A *(d) 2,494 18,057
Sealed Air Corp. 6,573 206,918
Silgan Holdings, Inc. 2,746 128,128
Sonoco Products Co. 3,774 211,533
TriMas Corp. 2,441 63,442
Westrock Co. 10,141 486,362
5,849,709
Distributors 0.1%
Genuine Parts Co. 5,772 907,416
GigaCloud Technology, Inc.,
Class A *(d) 42 1,335
LKQ Corp. (d) 10,856 468,220
Pool Corp. (d) 1,557 564,459
Weyco Group, Inc. 28 822
1,942,252
Diversified Consumer Services 0.1%
2U, Inc. * 4,195 1,040
ADT, Inc. 5,215 33,898
Adtalem Global Education,
Inc. *(d) 1,692 83,957
American Public Education,
Inc. * 1,610 22,266
Bright Horizons Family
Solutions, Inc. * 2,324 241,022
Carriage Services, Inc.,
Class A 685 17,522
Chegg, Inc. * 5,068 26,202
Coursera, Inc. * 6,058 61,913
Duolingo, Inc., Class A *(d) 1,147 258,935
European Wax Center, Inc.,
Class A *(d) 1,299 15,276
Common Stocks
Shares Value ($)
Diversified Consumer Services
Frontdoor, Inc. * 2,658 81,574
Graham Holdings Co., Class B 161 112,921
Grand Canyon Education,
Inc. * 1,303 169,416
H&R Block, Inc. 5,500 259,765
Laureate Education, Inc. 4,368 63,336
Lincoln Educational Services
Corp. * 1,711 18,239
Mister Car Wash, Inc. *(d) 1,444 9,660
Nerdy, Inc. * 344 891
OneSpaWorld Holdings Ltd. * 3,958 50,346
Perdoceo Education Corp. 2,587 47,342
Service Corp. International 6,058 434,419
Strategic Education, Inc. 1,116 128,162
Stride, Inc. *(d) 1,552 103,596
Udemy, Inc. * 2,521 25,261
Universal Technical Institute,
Inc. * 269 4,094
WW International, Inc. * 1,704 3,084
2,274,137
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 5,709 94,027
Alpine Income Property Trust,
Inc. 864 12,900
American Assets Trust, Inc. 1,964 41,931
Armada Hoffler Properties,
Inc. 3,079 32,391
Broadstone Net Lease, Inc. 6,058 88,205
CTO Realty Growth, Inc. 767 13,307
Empire State Realty Trust,
Inc., Class A 4,902 44,608
Essential Properties Realty
Trust, Inc. 6,242 164,414
Gladstone Commercial Corp. 1,270 16,980
Global Net Lease, Inc. 7,748 53,849
One Liberty Properties, Inc. 678 15,533
WP Carey, Inc. 8,839 484,731
1,062,876
Diversified Telecommunication Services 0.4%
Anterix, Inc. *(d) 953 30,039
AST SpaceMobile, Inc.,
Class A *(d) 4,577 10,115
AT&T, Inc. 287,938 4,863,273
ATN International, Inc. 431 8,223
Bandwidth, Inc., Class A * 756 13,759
Cogent Communications
Holdings, Inc. (d) 1,831 117,514
Consolidated Communications
Holdings, Inc. *(d) 2,852 12,321
Frontier Communications
Parent, Inc. *(d) 9,456 218,812
Globalstar, Inc. *(d) 27,721 35,760
IDT Corp., Class B 307 10,911
Iridium Communications, Inc. 5,623 173,132
Liberty Latin America Ltd.,
Class A *(d) 4,311 32,518
Lumen Technologies, Inc. *(d) 40,323 47,984
Ooma, Inc. * 753 5,316
Shenandoah
Telecommunications Co. 2,047 26,242

62 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. 173,469 6,850,291
12,456,210
Electric Utilities 0.9%
ALLETE, Inc. 2,615 154,860
Alliant Energy Corp. 9,036 449,993
American Electric Power Co.,
Inc. (d) 21,451 1,845,430
Avangrid, Inc. 3,457 126,284
Constellation Energy Corp. 12,972 2,412,014
Duke Energy Corp. 31,317 3,077,208
Edison International 18,770 1,333,796
Entergy Corp. (d) 8,182 872,774
Evergy, Inc. 9,460 496,177
Eversource Energy 13,886 841,769
Exelon Corp. 39,355 1,478,961
FirstEnergy Corp. 21,821 836,617
Genie Energy Ltd., Class B 1,379 21,085
Hawaiian Electric Industries,
Inc. 2,429 23,926
IDACORP, Inc. (d) 2,210 209,464
MGE Energy, Inc. (d) 1,785 139,801
NextEra Energy, Inc. 83,105 5,565,542
NRG Energy, Inc. 9,245 671,834
OGE Energy Corp. 8,126 281,566
Otter Tail Corp. 1,476 125,991
PG&E Corp. 81,539 1,395,132
Pinnacle West Capital
Corp. (d) 4,715 347,260
PNM Resources, Inc. 3,489 129,302
Portland General Electric Co. 4,164 180,010
PPL Corp. 30,721 843,599
Southern Co. (The) 44,439 3,266,267
Xcel Energy, Inc. 22,110 1,187,970
28,314,632
Electrical Equipment 0.7%
Acuity Brands, Inc. 1,267 314,596
Allient, Inc. 487 14,313
American Superconductor
Corp. * 177 2,186
AMETEK, Inc. 9,493 1,658,047
Amprius Technologies, Inc. * 97 181
Array Technologies, Inc. * 6,815 84,097
Atkore, Inc. (d) 1,504 263,651
Babcock & Wilcox Enterprises,
Inc. * 444 453
Blink Charging Co. *(d) 1,431 3,621
Bloom Energy Corp.,
Class A *(d) 8,897 99,024
ChargePoint Holdings,
Inc. *(d) 13,183 17,533
Eaton Corp. plc 16,395 5,217,873
Emerson Electric Co. 23,789 2,563,978
Encore Wire Corp. 532 148,620
Energy Vault Holdings,
Inc. *(d) 354 450
EnerSys 1,516 137,122
Enovix Corp. *(d) 6,324 39,588
Eos Energy Enterprises,
Inc. *(d) 8,101 6,264
ESS Tech, Inc. *(d) 283 213
Common Stocks
Shares Value ($)
Electrical Equipment
Fluence Energy, Inc. *(d) 978 17,448
Freyr Battery, Inc. * 579 955
FuelCell Energy, Inc. *(d) 18,972 17,602
Fuji Electric Co. Ltd. 78,500 4,888,735
GE Vernova, Inc. * 11,055 1,699,264
Generac Holdings, Inc. * 2,540 345,338
GrafTech International Ltd. (d) 11,784 20,269
Hubbell, Inc., Class B 2,183 808,845
LSI Industries, Inc. 1,867 27,258
Net Power, Inc. *(d) 131 1,428
NEXTracker, Inc., Class A * 4,763 203,809
NuScale Power Corp.,
Class A *(d) 203 1,177
nVent Electric plc (d) 5,968 430,114
Plug Power, Inc. *(d) 24,296 56,124
Powell Industries, Inc. 372 53,196
Preformed Line Products Co. 111 13,434
Regal Rexnord Corp. 2,728 440,217
Rockwell Automation, Inc. 4,698 1,272,970
Sensata Technologies Holding
plc 5,682 217,677
SES AI Corp. * 9,110 14,394
Shoals Technologies Group,
Inc., Class A *(d) 5,519 46,636
SKYX Platforms Corp. * 4,027 4,148
Stem, Inc. *(d) 8,317 15,303
SunPower Corp. *(d) 4,398 9,060
Sunrun, Inc. *(d) 7,052 72,565
Thermon Group Holdings,
Inc. * 1,319 42,116
Tigo Energy, Inc. * 115 127
TPI Composites, Inc. * 1,229 3,908
Vertiv Holdings Co., Class A 13,841 1,287,213
Vicor Corp. * 660 21,371
22,604,511
Electronic Equipment, Instruments & Components 0.7%
908 Devices, Inc. * 397 2,263
Advanced Energy Industries,
Inc. 1,721 164,941
Aeva Technologies, Inc. *(d) 878 2,739
Akoustis Technologies, Inc. * 770 452
Amphenol Corp., Class A 24,822 2,997,753
Arlo Technologies, Inc. *(d) 2,994 37,066
Arrow Electronics, Inc. * 1,452 185,377
Avnet, Inc. 2,858 139,670
Badger Meter, Inc. 1,110 203,041
Bel Fuse, Inc., Class B 114 6,694
Belden, Inc. (d) 1,902 154,576
Benchmark Electronics, Inc. 1,157 34,953
CDW Corp. 5,778 1,397,467
Climb Global Solutions, Inc. 295 19,016
Cognex Corp. 6,028 250,403
Coherent Corp. * 5,496 300,246
Corning, Inc. 30,930 1,032,443
Crane NXT Co. 2,229 135,545
CTS Corp. (d) 1,327 60,710
Daktronics, Inc. *(d) 2,785 26,318
ePlus, Inc. * 1,029 79,110
Evolv Technologies Holdings,
Inc. *(d) 488 1,908
Fabrinet * 1,464 253,374

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
FARO Technologies, Inc. * 688 12,900
Flex Ltd. * 2,170 62,170
Hamamatsu Photonics KK 38,500 1,410,172
Ibiden Co. Ltd. 70,900 2,714,675
Identiv, Inc. * 109 549
Insight Enterprises, Inc. *(d) 1,076 196,445
IPG Photonics Corp. * 997 83,728
Iteris, Inc. *(d) 2,832 12,687
Itron, Inc. * 1,736 159,920
Jabil, Inc. 5,663 664,610
Keyence Corp. 7,100 3,144,989
Keysight Technologies, Inc. * 6,914 1,022,857
Kimball Electronics, Inc. *(d) 962 20,135
Knowles Corp. * 4,672 73,958
Lightwave Logic, Inc. *(d) 3,369 12,870
Littelfuse, Inc. 1,123 259,009
Luna Innovations, Inc. * 2,296 4,730
Methode Electronics, Inc. 1,553 18,931
MicroVision, Inc. *(d) 5,448 7,900
Mirion Technologies, Inc.,
Class A * 7,772 84,482
Napco Security Technologies,
Inc. (d) 603 24,542
nLight, Inc. * 1,379 15,707
Novanta, Inc. * 1,438 225,047
OSI Systems, Inc. * 758 99,631
Ouster, Inc. * 7,008 63,563
PAR Technology Corp. *(d) 1,209 51,117
PC Connection, Inc. 445 27,577
Plexus Corp. *(d) 1,258 127,071
Richardson Electronics Ltd. 794 8,361
Rogers Corp. * 501 59,664
Sanmina Corp. *(d) 1,939 117,639
ScanSource, Inc. * 668 27,802
SmartRent, Inc., Class A * 11,012 25,548
TD SYNNEX Corp. 2,295 270,443
Teledyne Technologies, Inc. * 1,885 719,090
Trimble, Inc. * 10,074 605,145
TTM Technologies, Inc. * 3,866 57,719
Vishay Intertechnology, Inc. (d) 4,189 96,933
Vishay Precision Group, Inc. * 462 15,246
Vontier Corp. (d) 6,088 247,355
Vuzix Corp. *(d) 2,232 2,969
Zebra Technologies Corp.,
Class A *(d) 2,107 662,778
21,004,729
Energy Equipment & Services 0.3%
Archrock, Inc. 6,433 123,449
Atlas Energy Solutions, Inc.,
Class A 1,409 31,294
Baker Hughes Co., Class A 40,753 1,329,363
Borr Drilling Ltd. (d) 9,360 49,608
Bristow Group, Inc., Class A * 341 8,972
Cactus, Inc., Class A (d) 2,853 141,623
ChampionX Corp. (d) 7,482 251,171
Core Laboratories, Inc. (d) 1,856 29,325
Diamond Offshore Drilling,
Inc. * 5,261 64,395
DMC Global, Inc. *(d) 595 9,431
Dril-Quip, Inc. * 1,911 34,742
Expro Group Holdings NV * 3,737 70,106
Common Stocks
Shares Value ($)
Energy Equipment & Services
Forum Energy Technologies,
Inc. * 695 12,962
Halliburton Co. 36,317 1,360,798
Helix Energy Solutions Group,
Inc. *(d) 6,994 75,116
Helmerich & Payne, Inc. (d) 2,702 106,270
KLX Energy Services
Holdings, Inc. * 840 5,569
Kodiak Gas Services, Inc. 93 2,528
Liberty Energy, Inc.,
Class A (d) 7,215 158,730
Mammoth Energy Services,
Inc. *(d) 1,545 5,021
Nabors Industries Ltd. *(d) 108 7,779
Natural Gas Services Group,
Inc. * 2,132 47,075
Newpark Resources, Inc. * 3,208 22,263
Nine Energy Service, Inc. *(d) 148 320
Noble Corp. plc (d) 4,180 185,508
NOV, Inc. (d) 15,626 288,925
Oceaneering International,
Inc. *(d) 4,608 105,569
Oil States International, Inc. * 2,220 8,858
Patterson-UTI Energy, Inc. (d) 12,820 138,712
ProFrac Holding Corp.,
Class A *(d) 123 894
ProPetro Holding Corp. * 3,407 29,709
Ranger Energy Services, Inc.,
Class A 1,114 10,962
RPC, Inc. (d) 4,307 28,814
Schlumberger NV 58,832 2,793,343
SEACOR Marine Holdings,
Inc. * 1,713 20,933
Seadrill Ltd. * 1,208 58,648
Select Water Solutions, Inc.,
Class A 2,642 24,412
Solaris Oilfield Infrastructure,
Inc., Class A 1,128 9,938
TechnipFMC plc (d) 17,288 442,918
TETRA Technologies, Inc. * 5,320 22,823
Tidewater, Inc. * 1,685 154,767
US Silica Holdings, Inc. * 3,605 55,625
Valaris Ltd. *(d) 1,790 116,457
Weatherford International
plc *(d) 2,848 352,070
8,797,795
Entertainment 1.0%
AMC Entertainment Holdings,
Inc., Class A *(d) 2,515 7,369
Atlanta Braves Holdings, Inc.,
Class A *(d) 2,077 78,653
Capcom Co. Ltd. 280,400 4,637,618
Cinemark Holdings, Inc. * 4,261 73,033
Electronic Arts, Inc. 10,868 1,378,280
Endeavor Group Holdings,
Inc., Class A 448 11,832
Eventbrite, Inc., Class A * 3,420 18,058
IMAX Corp. * 1,997 31,972
Liberty Media Corp-Liberty
Formula One, Class A * 8,688 603,888

64 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Entertainment
Liberty Media Corp-Liberty
Live, Class A * 3,272 120,536
Lions Gate Entertainment
Corp., Class A * 5,639 54,646
Live Nation Entertainment,
Inc. * 6,353 564,845
Loop Media, Inc. * 2,417 742
Madison Square Garden
Entertainment Corp.,
Class A * 1,880 73,602
Madison Square Garden
Sports Corp. * 692 128,657
Marcus Corp. (The) (d) 1,459 19,025
Netflix, Inc. * 17,199 9,470,457
Playstudios, Inc. * 3,492 7,543
Playtika Holding Corp. 514 3,726
Reservoir Media, Inc. *(d) 177 1,584
ROBLOX Corp., Class A * 18,617 662,020
Roku, Inc., Class A * 5,001 288,358
Skillz, Inc., Class A * 72 442
Sphere Entertainment Co. * 853 33,148
Spotify Technology SA * 5,667 1,589,253
Take-Two Interactive
Software, Inc. *(d) 6,575 938,976
TKO Group Holdings, Inc.,
Class A 2,036 192,748
Vivid Seats, Inc., Class A * 385 2,025
Walt Disney Co. (The) 73,749 8,193,514
Warner Bros Discovery, Inc. * 92,074 677,665
Warner Music Group Corp.,
Class A 658 21,714
29,885,929
Financial Services 2.8%
Acacia Research Corp. * 3,026 14,737
Affirm Holdings, Inc., Class A * 9,219 293,902
Alerus Financial Corp. 507 9,988
A-Mark Precious Metals,
Inc. (d) 100 4,007
Apollo Global Management,
Inc. (d) 26,446 2,866,217
AvidXchange Holdings,
Inc. *(d) 6,746 78,658
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,320 37,501
Berkshire Hathaway, Inc.,
Class B * 72,308 28,686,753
Block, Inc., Class A * 22,382 1,633,886
Cannae Holdings, Inc. * 3,297 64,127
Cantaloupe, Inc. *(d) 3,048 17,648
Cass Information Systems,
Inc. 548 23,668
Compass Diversified Holdings 2,587 56,836
Corebridge Financial, Inc. (d) 1,220 32,403
Corpay, Inc. *(d) 2,770 836,928
Enact Holdings, Inc. 153 4,549
Equitable Holdings, Inc. 17,231 635,996
Essent Group Ltd. 4,321 228,883
Euronet Worldwide, Inc. * 1,806 185,440
EVERTEC, Inc. 3,114 116,868
Common Stocks
Shares Value ($)
Financial Services
Federal Agricultural Mortgage
Corp., Class C (d) 543 101,069
Fidelity National Information
Services, Inc. 23,735 1,612,081
Finance of America Cos., Inc.,
Class A * 4,182 2,007
Fiserv, Inc. * 24,851 3,794,002
Flywire Corp. * 3,908 80,114
Global Payments, Inc. 10,547 1,294,855
Guild Holdings Co., Class A 45 607
I3 Verticals, Inc., Class A * 621 14,103
International Money Express,
Inc. * 1,027 20,776
Jack Henry & Associates, Inc. 2,858 464,968
Jackson Financial, Inc.,
Class A 3,265 223,065
Marqeta, Inc., Class A * 22,266 123,576
Mastercard, Inc., Class A 33,677 15,195,062
Merchants Bancorp (d) 514 20,730
MGIC Investment Corp. 11,924 241,819
Mr. Cooper Group, Inc. * 2,999 231,523
NCR Atleos Corp. * 2,802 55,844
NewtekOne, Inc. 1,664 17,954
NMI Holdings, Inc., Class A * 3,880 119,737
Ocwen Financial Corp. * 426 9,943
ORIX Corp. 176,500 3,615,667
Pagseguro Digital Ltd.,
Class A * 5,260 65,487
Paymentus Holdings, Inc.,
Class A * 83 1,694
Payoneer Global, Inc. * 9,604 47,444
PayPal Holdings, Inc. * 43,287 2,940,053
Paysafe Ltd. *(d) 2,420 34,412
Paysign, Inc. * 2,165 9,959
PennyMac Financial Services,
Inc. (d) 1,272 108,934
Priority Technology Holdings,
Inc. *(d) 494 1,586
Radian Group, Inc. 7,004 209,209
Remitly Global, Inc. * 4,090 72,925
Repay Holdings Corp.,
Class A * 3,204 32,585
Rocket Cos., Inc., Class A *(d) 4,384 53,835
Security National Financial
Corp., Class A * 828 5,448
Sezzle, Inc. * 300 15,189
Shift4 Payments, Inc.,
Class A *(d) 2,000 115,720
StoneCo Ltd., Class A * 9,686 151,102
Toast, Inc., Class A *(d) 14,182 335,121
UWM Holdings Corp.,
Class A (d) 5,242 33,025
Velocity Financial, Inc. *(d) 99 1,698
Visa, Inc., Class A (d) 65,392 17,564,945
Voya Financial, Inc. 5,593 381,219
Walker & Dunlop, Inc. (d) 1,230 112,705
Waterstone Financial, Inc. (d) 1,455 16,500
Western Union Co. (The) 15,274 205,283
WEX, Inc. *(d) 1,793 378,789
85,963,364

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Food Products 0.7%
Ajinomoto Co., Inc. 108,400 4,020,952
Archer-Daniels-Midland Co. 21,351 1,252,450
B&G Foods, Inc. 413 4,584
Benson Hill, Inc. * 16,134 2,960
Beyond Meat, Inc. *(d) 3,115 21,120
BRC, Inc., Class A *(d) 315 1,228
Bunge Global SA 5,910 601,401
Calavo Growers, Inc. 642 17,302
Cal-Maine Foods, Inc. 1,608 88,971
Campbell Soup Co. 9,777 446,907
Conagra Brands, Inc. 19,185 590,514
Darling Ingredients, Inc. * 6,436 272,693
Dole plc 2,231 27,151
Flowers Foods, Inc. 8,514 212,339
Fresh Del Monte Produce, Inc. 1,726 44,134
Freshpet, Inc. *(d) 1,766 187,320
General Mills, Inc. 22,906 1,613,957
Hain Celestial Group, Inc.
(The) *(d) 3,313 20,342
Hershey Co. (The) 6,140 1,190,669
Hormel Foods Corp. 11,339 403,215
Ingredion, Inc. 2,644 302,976
J & J Snack Foods Corp. 717 98,437
J M Smucker Co. (The) 4,048 464,913
John B Sanfilippo & Son, Inc. 258 25,722
Kellanova 11,628 672,796
Kraft Heinz Co. (The) 32,524 1,255,752
Lamb Weston Holdings,
Inc. (d) 5,880 490,039
Lancaster Colony Corp. (d) 709 135,284
Lifeway Foods, Inc. * 701 14,335
Limoneira Co. (d) 1,239 24,507
McCormick & Co., Inc.
(Non-Voting) 9,945 756,417
Mission Produce, Inc. * 1,803 20,464
Mondelez International, Inc.,
Class A 55,835 4,016,770
Pilgrim's Pride Corp. * 711 25,610
Post Holdings, Inc. * 1,852 196,590
Seaboard Corp. 3 9,930
Seneca Foods Corp., Class A * 229 13,303
Simply Good Foods Co.
(The) * 3,087 112,521
SunOpta, Inc. * 1,738 11,384
Tootsie Roll Industries, Inc. 73 2,169
TreeHouse Foods, Inc. * 2,395 89,932
Tyson Foods, Inc., Class A 11,464 695,292
Utz Brands, Inc. (d) 3,162 57,011
Vital Farms, Inc. * 135 3,613
Westrock Coffee Co. *(d) 2,034 20,625
Whole Earth Brands, Inc. * 3,549 17,106
WK Kellogg Co. 2,896 67,593
20,621,300
Gas Utilities 0.1%
Atmos Energy Corp. 6,169 727,325
Brookfield Infrastructure Corp.,
Class A 4,123 125,628
Chesapeake Utilities Corp. (d) 966 102,270
National Fuel Gas Co. 3,316 176,080
New Jersey Resources Corp. 4,299 187,823
Northwest Natural Holding Co. 1,938 73,935
Common Stocks
Shares Value ($)
Gas Utilities
ONE Gas, Inc. (d) 1,878 121,169
RGC Resources, Inc. 531 10,949
Southwest Gas Holdings,
Inc. (d) 2,285 170,507
Spire, Inc. 2,172 134,208
Star Group LP 151 1,736
UGI Corp. 7,172 183,316
2,014,946
Ground Transportation 0.7%
ArcBest Corp. (d) 812 90,059
Avis Budget Group, Inc. (d) 717 68,438
Canadian National Railway
Co. (d) 632 76,750
Canadian Pacific Kansas City
Ltd. 914 71,685
Covenant Logistics Group,
Inc., Class A 414 18,709
CSX Corp. 79,701 2,647,667
FTAI Infrastructure, Inc. 7,069 51,179
Heartland Express, Inc. 1,887 18,757
Hertz Global Holdings,
Inc. *(d) 5,729 26,067
JB Hunt Transport Services,
Inc. 3,423 556,477
Knight-Swift Transportation
Holdings, Inc., Class A 6,477 299,432
Landstar System, Inc. 1,278 222,896
Lyft, Inc., Class A * 14,445 225,920
Marten Transport Ltd. 2,915 49,322
Norfolk Southern Corp. 9,157 2,109,040
Old Dominion Freight Line,
Inc. 7,904 1,436,236
PAM Transportation Services,
Inc. * 30 514
RXO, Inc. * 5,350 101,168
Ryder System, Inc. 2,109 256,982
Saia, Inc. *(d) 1,093 433,735
Schneider National, Inc.,
Class B 542 11,208
Uber Technologies, Inc. * 77,928 5,164,289
U-Haul Holding Co. *(d) 493 31,172
U-Haul Holding Co.
(Non-Voting) 3,751 230,011
Union Pacific Corp. 24,741 5,867,575
Universal Logistics Holdings,
Inc. 270 12,064
Werner Enterprises, Inc. 2,663 91,075
XPO, Inc. * 4,621 496,573
20,665,000
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 70,070 7,425,318
Accuray, Inc. * 6,656 14,177
Alcon, Inc. 966 74,942
Align Technology, Inc. * 3,025 854,199
Alphatec Holdings, Inc. * 3,503 44,208
AngioDynamics, Inc. * 1,439 8,332
Apyx Medical Corp. * 156 223
Artivion, Inc. *(d) 1,400 27,468
Asahi Intecc Co. Ltd. 113,100 1,662,080
AtriCure, Inc. *(d) 2,216 53,450

66 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Atrion Corp. 26 11,006
Avanos Medical, Inc. * 2,064 37,317
Axogen, Inc. * 1,352 8,666
Axonics, Inc. * 2,204 146,720
Baxter International, Inc. 20,658 833,963
Becton Dickinson & Co. 11,752 2,757,019
Beyond Air, Inc. * 1,699 1,835
Bioventus, Inc., Class A *(d) 12,313 48,759
Boston Scientific Corp. * 59,063 4,244,858
Butterfly Network, Inc. * 6,143 4,768
Cerus Corp. *(d) 15,090 25,200
ClearPoint Neuro, Inc. * 1,630 8,851
CONMED Corp. 1,352 91,909
Cooper Cos., Inc. (The) 7,910 704,465
Cutera, Inc. *(d) 659 1,595
CVRx, Inc. *(d) 787 12,206
Dentsply Sirona, Inc. 8,908 267,329
Dexcom, Inc. * 15,723 2,002,953
Edwards Lifesciences Corp. * 24,515 2,075,685
Embecta Corp. (d) 2,565 25,983
Enovis Corp. * 2,523 139,345
Envista Holdings Corp. * 5,885 115,817
GE HealthCare Technologies,
Inc. 16,020 1,221,365
Glaukos Corp. *(d) 1,772 170,112
Globus Medical, Inc.,
Class A *(d) 4,745 236,254
Haemonetics Corp. * 1,866 171,579
Hologic, Inc. * 8,875 672,459
Hoya Corp. 12,700 1,475,586
ICU Medical, Inc. * 888 86,953
IDEXX Laboratories, Inc. * 3,349 1,650,253
Inari Medical, Inc. *(d) 2,317 86,517
Inmode Ltd. * 3,118 53,598
Inogen, Inc. * 3,239 22,025
Inspire Medical Systems,
Inc. *(d) 1,126 272,109
Insulet Corp. * 2,797 480,916
Integer Holdings Corp. *(d) 1,484 165,659
Integra LifeSciences Holdings
Corp. * 3,256 94,978
Intuitive Surgical, Inc. * 14,092 5,222,777
iRadimed Corp. 209 8,487
iRhythm Technologies, Inc. * 1,407 154,179
KORU Medical Systems, Inc. * 2,317 5,028
Lantheus Holdings, Inc. *(d) 2,427 161,493
LeMaitre Vascular, Inc. 949 61,495
LivaNova plc * 2,278 126,998
Masimo Corp. * 1,783 239,653
Medtronic plc 53,599 4,300,784
Merit Medical Systems, Inc. * 2,132 157,981
Neogen Corp. *(d) 7,802 96,199
NeuroPace, Inc. * 4,295 55,792
Nevro Corp. * 1,644 17,394
Novocure Ltd. * 4,773 58,421
Olympus Corp. 243,800 3,391,968
Omnicell, Inc. * 2,040 54,692
OraSure Technologies, Inc. * 2,457 12,998
Orchestra BioMed Holdings,
Inc. * 113 498
Orthofix Medical, Inc. * 1,090 14,170
OrthoPediatrics Corp. * 483 14,311
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Outset Medical, Inc. * 2,949 7,461
Paragon 28, Inc. *(d) 661 6,094
Penumbra, Inc. * 1,533 301,188
PROCEPT BioRobotics
Corp. *(d) 1,796 95,152
Pulmonx Corp. * 1,047 7,968
Pulse Biosciences, Inc. *(d) 1,154 8,505
QuidelOrtho Corp. * 1,522 61,717
ResMed, Inc. (d) 5,963 1,276,022
RxSight, Inc. * 154 8,028
Sanara Medtech, Inc. *(d) 269 8,565
Semler Scientific, Inc. * 359 9,165
Senseonics Holdings, Inc. *(d) 2,409 1,173
Shockwave Medical, Inc. * 1,468 484,719
SI-BONE, Inc. * 1,179 16,813
Sight Sciences, Inc. *(d) 139 771
Silk Road Medical, Inc. * 813 15,805
Solventum Corp. * 5,675 368,932
STAAR Surgical Co. * 2,232 102,583
Stereotaxis, Inc. * 353 830
STERIS plc 4,067 831,946
Stryker Corp. 14,399 4,845,263
Surmodics, Inc. * 527 13,539
Tactile Systems Technology,
Inc. * 706 9,722
Tandem Diabetes Care, Inc. * 3,023 110,914
Tela Bio, Inc. * 1,052 4,739
Teleflex, Inc. 1,864 389,110
Terumo Corp. 97,400 1,661,985
TransMedics Group, Inc. *(d) 1,443 135,830
Treace Medical Concepts,
Inc. * 1,929 20,004
UFP Technologies, Inc. *(d) 293 60,340
Utah Medical Products, Inc. 148 9,798
Varex Imaging Corp. *(d) 1,476 23,985
Vicarious Surgical, Inc.,
Class A * 360 101
Zimmer Biomet Holdings, Inc. 8,642 1,039,460
Zimvie, Inc. * 133 2,022
Zomedica Corp. *(d) 4,997 710
Zynex, Inc. *(d) 773 8,480
56,695,766
Health Care Providers & Services 1.6%
23andMe Holding Co.,
Class A * 17,466 8,771
Acadia Healthcare Co., Inc. * 3,563 263,448
Accolade, Inc. * 3,095 23,615
AdaptHealth Corp., Class A * 1,379 13,583
Addus HomeCare Corp. *(d) 741 71,247
Agiliti, Inc. *(d) 1,012 10,272
agilon health, Inc. *(d) 12,825 70,537
AirSculpt Technologies,
Inc. *(d) 63 347
Alignment Healthcare, Inc. * 1,293 6,659
Amedisys, Inc. * 1,467 135,037
AMN Healthcare Services,
Inc. *(d) 1,366 81,933
Astrana Health, Inc. *(d) 2,042 75,860
Aveanna Healthcare Holdings,
Inc. * 285 641
Brookdale Senior Living, Inc. * 7,353 49,927

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cardinal Health, Inc. 9,870 1,017,005
Castle Biosciences, Inc. * 864 18,222
Cencora, Inc. (d) 6,423 1,535,418
Centene Corp. * 21,189 1,548,068
Chemed Corp. 558 316,944
Cigna Group (The) 11,597 4,140,593
Clover Health Investments
Corp., Class A *(d) 1,916 1,207
Community Health Systems,
Inc. * 7,354 24,268
CorVel Corp. *(d) 347 82,881
Cross Country Healthcare,
Inc. *(d) 1,529 26,910
CVS Health Corp. 51,780 3,506,024
DaVita, Inc. * 2,152 299,150
DocGo, Inc. * 3,188 10,775
Elevance Health, Inc. 9,509 5,026,267
Encompass Health Corp. 3,914 326,349
Enhabit, Inc. * 2,531 25,538
Ensign Group, Inc. (The) 2,378 281,460
Fulgent Genetics, Inc. * 942 19,170
GeneDx Holdings Corp.,
Class A *(d) 3,369 57,509
Guardant Health, Inc. *(d) 5,108 91,944
HCA Healthcare, Inc. 7,913 2,451,606
HealthEquity, Inc. *(d) 3,350 264,348
Henry Schein, Inc. * 5,028 348,340
Hims & Hers Health, Inc. * 4,191 52,513
Humana, Inc. 4,906 1,482,054
InfuSystem Holdings, Inc. * 1,300 9,763
Innovage Holding Corp. * 95 337
Joint Corp. (The) * 495 5,910
Laboratory Corp. of America
Holdings 3,955 796,418
LifeStance Health Group,
Inc. *(d) 2,267 14,010
McKesson Corp. 5,401 2,901,471
ModivCare, Inc. *(d) 834 19,574
Molina Healthcare, Inc. * 2,340 800,514
Nano-X Imaging Ltd. *(d) 1,645 14,739
National HealthCare Corp. 486 44,163
National Research Corp. (d) 525 17,981
NeoGenomics, Inc. *(d) 4,446 61,888
Nutex Health, Inc. * 151 91
OPKO Health, Inc. *(d) 13,025 15,891
Option Care Health, Inc. * 6,601 197,304
Owens & Minor, Inc. *(d) 1,872 46,313
Patterson Cos., Inc. (d) 2,755 70,170
Pediatrix Medical Group, Inc. * 4,324 38,354
Pennant Group, Inc. (The) * 1,010 21,119
PetIQ, Inc., Class A * 753 12,289
Premier, Inc., Class A (d) 5,429 113,358
Privia Health Group, Inc. *(d) 4,955 91,172
Progyny, Inc. * 3,543 113,589
Quest Diagnostics, Inc. 4,895 676,391
Quipt Home Medical Corp. * 2,675 9,630
R1 RCM, Inc. * 7,144 87,800
RadNet, Inc. * 2,307 111,890
Select Medical Holdings
Corp. (d) 4,415 125,254
Sonida Senior Living, Inc. *(d) 1,290 40,687
Surgery Partners, Inc. *(d) 3,098 77,295
Common Stocks
Shares Value ($)
Health Care Providers & Services
Talkspace, Inc. * 595 1,821
Tenet Healthcare Corp. * 4,142 465,105
UnitedHealth Group, Inc. 38,287 18,519,422
Universal Health Services,
Inc., Class B 2,241 381,934
US Physical Therapy, Inc. (d) 575 58,368
Viemed Healthcare, Inc. * 2,263 18,534
49,746,989
Health Care REITs 0.1%
CareTrust REIT, Inc. 5,311 131,288
Community Healthcare Trust,
Inc. 1,383 36,691
Diversified Healthcare Trust 8,716 20,570
Global Medical REIT, Inc. 1,574 12,765
Healthcare Realty Trust, Inc.,
Class A 14,084 200,415
Healthpeak Properties, Inc. 23,689 440,852
LTC Properties, Inc. 2,215 73,317
Medical Properties Trust, Inc. 18,872 86,811
National Health Investors, Inc. 2,097 132,237
Omega Healthcare Investors,
Inc. 9,792 297,775
Sabra Health Care REIT, Inc. 11,036 153,621
Universal Health Realty
Income Trust 492 17,727
Ventas, Inc. 16,249 719,506
Welltower, Inc. 22,362 2,130,651
4,454,226
Health Care Technology 0.1%
American Well Corp., Class A * 16,117 8,228
Augmedix, Inc. * 204 553
Certara, Inc. *(d) 5,407 92,514
Definitive Healthcare Corp.,
Class A *(d) 2,419 16,788
Doximity, Inc., Class A *(d) 5,026 122,082
Evolent Health, Inc., Class A * 5,014 139,088
GoodRx Holdings, Inc.,
Class A * 450 3,195
Health Catalyst, Inc. * 3,528 21,944
HealthStream, Inc. 1,485 38,269
LifeMD, Inc. * 4,109 49,020
Multiplan Corp. * 18,247 11,857
OptimizeRx Corp. * 446 4,549
Phreesia, Inc. * 1,547 32,085
Schrodinger, Inc. *(d) 2,564 62,510
Sharecare, Inc. * 6,409 4,588
Simulations Plus, Inc. (d) 521 23,627
Teladoc Health, Inc. *(d) 7,487 95,459
TruBridge, Inc. * 517 4,084
Veeva Systems, Inc., Class A * 5,808 1,153,237
1,883,677
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 9,892 146,006
Braemar Hotels & Resorts,
Inc. 272 743
Chatham Lodging Trust 1,869 17,139
DiamondRock Hospitality Co. 10,329 91,928
Host Hotels & Resorts, Inc. 29,069 548,532
Park Hotels & Resorts, Inc. 7,760 125,169

68 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Pebblebrook Hotel Trust 2,015 29,278
RLJ Lodging Trust 7,106 78,166
Ryman Hospitality Properties,
Inc. 2,523 266,126
Service Properties Trust 7,607 46,631
Summit Hotel Properties, Inc. 3,254 19,556
Sunstone Hotel Investors, Inc. 10,232 104,366
Xenia Hotels & Resorts, Inc. 5,434 75,370
1,549,010
Hotels, Restaurants & Leisure 1.4%
Accel Entertainment, Inc.,
Class A * 1,408 15,122
Airbnb, Inc., Class A * 16,902 2,680,150
Aramark 9,648 304,009
Bally's Corp. *(d) 1,170 15,374
Biglari Holdings, Inc.,
Class B * 48 9,461
BJ's Restaurants, Inc. * 1,306 42,563
Bloomin' Brands, Inc. (d) 4,076 105,120
Booking Holdings, Inc. 1,429 4,932,951
Bowlero Corp., Class A (d) 946 11,116
Boyd Gaming Corp. (d) 2,745 146,885
Brinker International, Inc. * 1,780 95,408
Caesars Entertainment, Inc. * 8,610 308,410
Carnival Corp. * 39,604 586,931
Carrols Restaurant Group, Inc. 2,614 24,885
Cava Group, Inc. *(d) 910 65,465
Century Casinos, Inc. * 1,441 4,280
Cheesecake Factory, Inc.
(The) (d) 2,262 78,084
Chipotle Mexican Grill, Inc.,
Class A * 1,133 3,579,827
Choice Hotels International,
Inc. (d) 988 116,841
Churchill Downs, Inc. 2,904 374,616
Chuy's Holdings, Inc. * 698 20,563
Cracker Barrel Old Country
Store, Inc. (d) 1,070 62,263
Darden Restaurants, Inc. (d) 4,867 746,646
Dave & Buster's
Entertainment, Inc. * 1,846 98,576
Denny's Corp. * 2,009 16,112
Dine Brands Global, Inc. 782 34,486
Domino's Pizza, Inc. 1,560 825,661
DoorDash, Inc., Class A * 11,273 1,457,148
DraftKings, Inc., Class A * 17,795 739,560
Dutch Bros, Inc., Class A *(d) 302 8,504
El Pollo Loco Holdings, Inc. * 703 5,990
Empire Resorts, Inc. *^∞ 168 0
Everi Holdings, Inc. * 3,664 29,935
Expedia Group, Inc. *(d) 5,252 707,077
First Watch Restaurant Group,
Inc. * 127 3,241
GEN Restaurant Group, Inc.,
Class A * 7,634 75,577
Genius Sports Ltd. *(d) 667 3,362
Global Business Travel Group
I *(d) 3,002 18,162
Golden Entertainment, Inc. 269 8,621
Hilton Grand Vacations,
Inc. *(d) 2,644 110,096
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc. 10,575 2,086,236
Hyatt Hotels Corp., Class A (d) 1,950 290,141
Inspired Entertainment, Inc. * 127 1,080
International Game
Technology plc 3,006 59,338
Jack in the Box, Inc. (d) 943 53,817
Krispy Kreme, Inc. (d) 4,338 54,876
Kura Sushi USA, Inc.,
Class A *(d) 165 18,163
Las Vegas Sands Corp. 14,998 665,311
Life Time Group Holdings,
Inc. * 1,991 27,197
Light & Wonder, Inc. *(d) 3,732 333,118
Lindblad Expeditions
Holdings, Inc. *(d) 1,010 7,413
Marriott International, Inc.,
Class A 9,709 2,292,586
Marriott Vacations Worldwide
Corp. (d) 1,162 111,680
McDonald's Corp. 30,561 8,344,375
MGM Resorts International * 11,579 456,676
Monarch Casino & Resort,
Inc. (d) 724 49,066
Mondee Holdings, Inc.,
Class A *(d) 3,126 6,846
Nathan's Famous, Inc. 201 12,987
Noodles & Co., Class A *(d) 1,188 1,794
Norwegian Cruise Line
Holdings Ltd. *(d) 17,696 334,808
ONE Group Hospitality, Inc.
(The) *(d) 309 1,656
Papa John's International,
Inc. (d) 1,561 96,298
Penn Entertainment, Inc. *(d) 5,247 86,785
Planet Fitness, Inc., Class A * 3,392 202,977
PlayAGS, Inc. * 2,642 23,355
Portillo's, Inc., Class A * 2,890 35,431
Potbelly Corp. * 1,850 18,852
RCI Hospitality Holdings, Inc. 404 20,507
Red Robin Gourmet Burgers,
Inc. * 1,127 8,509
Red Rock Resorts, Inc.,
Class A 2,033 107,993
Royal Caribbean Cruises Ltd. * 9,231 1,288,925
Rush Street Interactive, Inc. * 4,072 26,020
Sabre Corp. * 16,533 47,450
Shake Shack, Inc., Class A * 1,410 149,249
Six Flags Entertainment
Corp. * 3,339 78,734
Starbucks Corp. 45,923 4,063,726
Super Group SGHC Ltd. *(d) 9,047 28,589
Sweetgreen, Inc., Class A *(d) 4,141 93,048
Target Hospitality Corp. *(d) 1,782 19,825
Texas Roadhouse, Inc.,
Class A 3,469 557,746
Travel + Leisure Co. 1,947 84,772
United Parks & Resorts, Inc. * 1,667 84,717
Vacasa, Inc., Class A * 31 242
Vail Resorts, Inc. (d) 1,540 291,630
Wendy's Co. (The) 5,584 111,624

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wingstop, Inc. 1,217 468,289
Wyndham Hotels & Resorts,
Inc. 3,531 259,564
Wynn Resorts Ltd. (d) 3,993 365,958
Xponential Fitness, Inc.,
Class A * 285 3,634
Yum! Brands, Inc. 11,531 1,628,754
43,931,445
Household Durables 0.5%
Beazer Homes USA, Inc. * 966 27,077
Cavco Industries, Inc. * 314 114,362
Century Communities, Inc. 1,452 115,173
Cricut, Inc., Class A 3,397 18,072
DR Horton, Inc. 12,229 1,742,510
Dream Finders Homes, Inc.,
Class A *(d) 120 4,260
Ethan Allen Interiors, Inc. 921 26,009
Garmin Ltd. (d) 5,510 796,030
GoPro, Inc., Class A * 4,999 8,648
Green Brick Partners, Inc. * 1,214 65,714
Hamilton Beach Brands
Holding Co., Class A 3,081 62,668
Helen of Troy Ltd. * 835 77,413
Hooker Furnishings Corp. 782 13,294
Hovnanian Enterprises, Inc.,
Class A * 24 3,548
Installed Building Products,
Inc. (d) 917 216,164
iRobot Corp. * 1,250 10,700
KB Home 3,353 217,140
Landsea Homes Corp. * 70 808
La-Z-Boy, Inc. 2,219 72,872
Legacy Housing Corp. * 333 6,783
Leggett & Platt, Inc. (d) 5,933 107,209
Lennar Corp., Class A (d) 10,354 1,568,896
LGI Homes, Inc. * 952 85,613
Lifetime Brands, Inc. 2,712 24,788
Lovesac Co. (The) *(d) 304 6,743
M/I Homes, Inc. * 1,086 126,215
Meritage Homes Corp. 948 157,122
Mohawk Industries, Inc. * 2,108 243,095
Newell Brands, Inc. (d) 17,945 142,483
NVR, Inc. * 110 818,273
PulteGroup, Inc. 8,982 1,000,774
Purple Innovation, Inc.,
Class A *(d) 2,145 3,260
SharkNinja, Inc. 257 16,520
Skyline Champion Corp. * 1,905 142,856
Snap One Holdings Corp. * 90 952
Sonos, Inc. * 4,783 80,833
Sony Group Corp. 77,800 6,426,453
Taylor Morrison Home Corp.,
Class A * 4,680 262,127
Tempur Sealy International,
Inc. 6,953 348,067
Toll Brothers, Inc. 5,165 615,203
TopBuild Corp. * 1,265 511,908
Traeger, Inc. * 389 836
Tri Pointe Homes, Inc. * 4,421 162,914
Universal Electronics, Inc. * 55 621
Vizio Holding Corp., Class A * 1,313 13,918
Common Stocks
Shares Value ($)
Household Durables
VOXX International Corp.,
Class A * 971 5,729
Whirlpool Corp. 1,901 180,329
Worthington Enterprises,
Inc. (d) 1,431 81,796
16,734,778
Household Products 0.8%
Central Garden & Pet Co. * 2,066 74,876
Church & Dwight Co., Inc. 10,290 1,110,188
Clorox Co. (The) 4,906 725,450
Colgate-Palmolive Co. 33,952 3,120,868
Energizer Holdings, Inc. 3,184 91,444
Kimberly-Clark Corp. 13,248 1,808,749
Oil-Dri Corp. of America 350 24,238
Procter & Gamble Co. (The) 95,990 15,665,568
Reynolds Consumer Products,
Inc. 1,636 46,839
Spectrum Brands Holdings,
Inc. 1,333 109,133
Unicharm Corp. 111,800 3,324,898
WD-40 Co. 627 141,784
26,244,035
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 26,585 475,872
Altus Power, Inc., Class A *(d) 2,423 8,892
Brookfield Renewable Corp.,
Class A 4,664 108,391
Clearway Energy, Inc., Class A 4,721 108,148
Montauk Renewables, Inc. * 884 3,182
NextEra Energy Partners
LP (d) 481 13,641
Ormat Technologies, Inc. (d) 2,421 154,532
Spruce Power Holding Corp. * 76 337
Sunnova Energy International,
Inc. *(d) 1,441 6,067
Vistra Corp. 14,171 1,074,729
1,953,791
Industrial Conglomerates 0.4%
3M Co. 22,072 2,130,169
Hitachi Ltd. 68,200 6,279,963
Honeywell International, Inc. 27,303 5,262,107
13,672,239
Industrial REITs 0.2%
Americold Realty Trust, Inc. 9,911 217,745
EastGroup Properties, Inc. 1,459 226,670
First Industrial Realty Trust,
Inc. 5,534 251,354
Industrial Logistics Properties
Trust 11,609 40,864
Innovative Industrial
Properties, Inc. 1,187 122,736
LXP Industrial Trust 13,447 112,283
Plymouth Industrial REIT, Inc. 1,214 25,348
Prologis, Inc. 37,347 3,811,261
Rexford Industrial Realty, Inc. 8,957 383,449
STAG Industrial, Inc. 7,006 240,936

70 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Industrial REITs
Terreno Realty Corp. 3,431 186,475
5,619,121
Insurance 1.6%
Aflac, Inc. 23,786 1,989,699
Allstate Corp. (The) 10,715 1,822,193
Ambac Financial Group, Inc. * 1,775 25,649
American Coastal Insurance
Corp. * 1,399 14,648
American Equity Investment
Life Holding Co. 2,888 162,046
American Financial Group,
Inc. 2,913 372,136
American International Group,
Inc. 28,658 2,158,234
AMERISAFE, Inc. 1,043 47,561
Aon plc, Class A 8,694 2,451,795
Arch Capital Group Ltd. * 14,525 1,358,668
Arthur J Gallagher & Co. 9,214 2,162,434
Assurant, Inc. 2,243 391,179
Assured Guaranty Ltd. 2,699 207,013
Axis Capital Holdings Ltd. 2,373 145,536
Brighthouse Financial, Inc. * 3,383 163,230
Brown & Brown, Inc. 10,002 815,563
BRP Group, Inc., Class A * 2,597 69,184
Cheche Group, Inc. * 76 151
Chubb Ltd. 15,057 3,743,772
Cincinnati Financial Corp. 6,433 744,234
Citizens, Inc., Class A * 232 517
CNA Financial Corp. 841 36,954
CNO Financial Group, Inc. 5,511 145,105
Crawford & Co., Class A 627 5,819
Donegal Group, Inc.,
Class A (d) 437 5,873
eHealth, Inc. * 426 1,823
Employers Holdings, Inc. 131 5,579
Enstar Group Ltd. * 571 165,801
Erie Indemnity Co., Class A 130 49,746
Everest Group Ltd. 1,632 597,981
F&G Annuities & Life, Inc. (d) 840 31,769
Fidelity National Financial, Inc. 9,999 494,950
First American Financial Corp. 4,107 220,012
Genworth Financial, Inc.,
Class A * 3,529 20,927
Global Indemnity Group LLC,
Class A 34 1,067
Globe Life, Inc. 3,684 280,610
GoHealth, Inc., Class A *(d) 260 2,618
Goosehead Insurance, Inc.,
Class A * 979 55,715
Greenlight Capital Re Ltd.,
Class A *(d) 1,472 17,841
Hagerty, Inc., Class A * 389 3,482
Hamilton Insurance Group
Ltd., Class B * 2,816 38,241
Hanover Insurance Group,
Inc. (The) 1,149 149,163
Hartford Financial Services
Group, Inc. (The) 12,459 1,207,153
HCI Group, Inc. 276 31,514
Heritage Insurance Holdings,
Inc. * 6,880 70,245
Common Stocks
Shares Value ($)
Insurance
Hippo Holdings, Inc. *(d) 67 1,433
Horace Mann Educators Corp. 739 27,240
Investors Title Co. 72 11,551
James River Group Holdings
Ltd. 188 1,671
Kemper Corp. 2,243 130,789
Kingsway Financial Services,
Inc. * 706 6,283
Kinsale Capital Group, Inc. 905 328,741
Lemonade, Inc. *(d) 2,369 40,818
Lincoln National Corp. 7,856 214,233
Loews Corp. 5,862 440,529
Maiden Holdings Ltd. * 6,019 12,520
Markel Group, Inc. * 534 778,786
Marsh & McLennan Cos., Inc. 20,336 4,055,608
MBIA, Inc. (d) 2,716 17,084
Mercury General Corp. 742 38,777
MetLife, Inc. 25,657 1,823,700
National Western Life Group,
Inc., Class A 98 47,904
NI Holdings, Inc. * 301 4,476
Old Republic International
Corp. 10,250 306,065
Oscar Health, Inc., Class A * 5,488 95,327
Palomar Holdings, Inc. * 871 68,522
Primerica, Inc. (d) 1,548 327,959
Principal Financial Group, Inc. 10,775 852,733
ProAssurance Corp. * 533 7,121
Progressive Corp. (The) 23,658 4,926,778
Prudential Financial, Inc. 15,894 1,755,969
Reinsurance Group of
America, Inc. 2,571 480,751
RenaissanceRe Holdings
Ltd. (d) 1,950 427,537
RLI Corp. 1,617 228,563
Ryan Specialty Holdings, Inc.,
Class A 3,377 166,621
Safety Insurance Group, Inc. 101 8,037
Selective Insurance Group,
Inc. 2,450 249,043
Selectquote, Inc. * 10,258 15,490
SiriusPoint Ltd. * 3,640 42,879
Skyward Specialty Insurance
Group, Inc. * 95 3,317
Stewart Information Services
Corp. 293 18,169
Tiptree, Inc., Class A 944 15,038
Tokio Marine Holdings, Inc. 212,000 6,656,879
Travelers Cos., Inc. (The) 9,697 2,057,316
Trupanion, Inc. *(d) 1,843 41,467
United Fire Group, Inc. 852 18,821
Universal Insurance Holdings,
Inc. 917 17,900
Unum Group 7,133 361,643
W R Berkley Corp. 8,033 618,300
White Mountains Insurance
Group Ltd. 93 165,367
Willis Towers Watson plc 4,189 1,052,025
51,453,210
Interactive Media & Services 3.6%
Alphabet, Inc., Class A * 446,204 73,008,495

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Interactive Media & Services
Angi, Inc., Class A * 404 852
Bumble, Inc., Class A * 4,653 46,995
Cargurus, Inc., Class A * 4,400 98,824
Cars.com, Inc. * 2,688 44,917
EverQuote, Inc., Class A * 581 11,719
fuboTV, Inc. *(d) 8,056 11,440
Getty Images Holdings, Inc. * 974 3,584
Grindr, Inc. *(d) 2,719 26,619
IAC, Inc. *(d) 2,640 125,558
Match Group, Inc. *(d) 10,722 330,452
MediaAlpha, Inc., Class A * 177 3,584
Meta Platforms, Inc., Class A 89,738 38,602,595
Nextdoor Holdings, Inc. * 10,410 21,236
Outbrain, Inc. * 175 709
Pinterest, Inc., Class A * 24,150 807,818
QuinStreet, Inc. *(d) 1,487 26,900
Rumble, Inc. *(d) 374 2,640
Shutterstock, Inc. (d) 1,198 51,167
Snap, Inc., Class A *(d) 5,357 80,623
System1, Inc. * 1,741 2,977
Taboola.com Ltd. * 688 2,890
TripAdvisor, Inc. * 3,761 99,027
TrueCar, Inc. * 3,718 9,816
Vimeo, Inc. * 8,057 28,925
Yelp, Inc., Class A * 2,234 89,896
Ziff Davis, Inc. * 2,167 108,588
ZipRecruiter, Inc., Class A * 1,348 13,857
ZoomInfo Technologies, Inc.,
Class A * 11,923 189,099
113,851,802
IT Services 1.1%
Accenture plc, Class A 25,507 7,675,311
Akamai Technologies, Inc. * 6,801 686,425
Amdocs Ltd. 4,730 397,273
Applied Digital Corp. *(d) 420 1,136
Backblaze, Inc., Class A * 6,179 57,527
BigBear.ai Holdings, Inc. *(d) 245 407
BigCommerce Holdings,
Inc. Series 1,* 2,826 15,995
Brightcove, Inc. * 1,557 2,771
Cloudflare, Inc., Class A * 11,921 1,041,895
Cognizant Technology
Solutions Corp., Class A 20,224 1,328,312
Couchbase, Inc. * 1,354 32,686
DigitalOcean Holdings,
Inc. *(d) 2,811 92,369
DXC Technology Co. * 8,747 170,479
Edgio, Inc. * 17 162
EPAM Systems, Inc. * 2,327 547,450
Fastly, Inc., Class A * 5,029 63,617
Gartner, Inc. * 3,059 1,262,113
Globant SA * 1,738 310,389
GoDaddy, Inc., Class A * 5,549 679,087
Grid Dynamics Holdings, Inc. * 675 6,595
Hackett Group, Inc. (The) 969 21,018
Information Services Group,
Inc. 176 593
International Business
Machines Corp. 38,041 6,322,414
Kyndryl Holdings, Inc. * 9,557 187,891
MongoDB, Inc., Class A *(d) 2,806 1,024,695
Common Stocks
Shares Value ($)
IT Services
Nomura Research Institute
Ltd. 59,300 1,435,356
Obic Co. Ltd. 21,700 2,798,074
Okta, Inc., Class A * 6,121 569,131
Otsuka Corp. 97,600 1,940,159
Perficient, Inc. * 1,584 74,860
Rackspace Technology,
Inc. *(d) 2,320 3,990
SHIFT, Inc. * 21,400 1,981,194
Snowflake, Inc., Class A * 12,570 1,950,864
Squarespace, Inc., Class A * 1,461 50,930
Thoughtworks Holding,
Inc. *(d) 4,827 11,199
Tucows, Inc., Class A *(d) 312 5,513
Twilio, Inc., Class A * 6,671 399,459
Unisys Corp. * 2,465 13,385
VeriSign, Inc. * 3,729 631,991
33,794,715
Leisure Products 0.0%
†
Acushnet Holdings Corp. (d) 1,206 73,542
AMMO, Inc. *(d) 703 1,786
Brunswick Corp. 2,778 224,018
Clarus Corp. 744 4,709
Escalade, Inc. 706 8,797
Funko, Inc., Class A *(d) 1,016 6,187
Hasbro, Inc. 5,263 322,622
JAKKS Pacific, Inc. * 516 9,758
Johnson Outdoors, Inc.,
Class A 225 9,227
Latham Group, Inc. * 192 538
Malibu Boats, Inc., Class A * 951 32,353
Marine Products Corp. 273 2,935
MasterCraft Boat Holdings,
Inc. * 756 15,294
Mattel, Inc. * 14,554 266,629
Peloton Interactive, Inc.,
Class A * 14,031 43,636
Polaris, Inc. 2,090 177,984
Smith & Wesson Brands,
Inc. (d) 2,516 42,696
Solo Brands, Inc., Class A *(d) 136 256
Sturm Ruger & Co., Inc. 292 13,499
Topgolf Callaway Brands
Corp. * 6,332 101,439
Vista Outdoor, Inc. *(d) 1,900 66,671
YETI Holdings, Inc. *(d) 3,230 115,376
1,539,952
Life Sciences Tools & Services 0.9%
10X Genomics, Inc., Class A * 4,291 125,641
Adaptive Biotechnologies
Corp. * 7,390 19,362
Agilent Technologies, Inc. 11,760 1,611,590
Akoya Biosciences, Inc. *(d) 115 439
Avantor, Inc. * 27,255 660,389
Azenta, Inc. *(d) 2,491 130,678
BioLife Solutions, Inc. *(d) 1,260 22,100
Bio-Rad Laboratories, Inc.,
Class A * 861 232,255
Bio-Techne Corp. 6,579 415,859
Bruker Corp. 3,837 299,324

72 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Charles River Laboratories
International, Inc. * 2,154 493,266
ChromaDex Corp. *(d) 4,270 15,116
Codexis, Inc. * 3,965 11,538
Conduit Pharmaceuticals,
Inc. *(d) 8,744 26,319
CryoPort, Inc. *(d) 2,293 37,124
Cytek Biosciences, Inc. * 5,182 31,144
Danaher Corp. 26,599 6,559,845
Fortrea Holdings, Inc. * 4,068 148,848
Harvard Bioscience, Inc. * 2,593 9,905
ICON plc * 3,382 1,007,430
Illumina, Inc. * 6,315 777,061
IQVIA Holdings, Inc. * 7,391 1,713,012
Lifecore Biomedical, Inc. *(d) 153 982
Maravai LifeSciences
Holdings, Inc., Class A * 5,446 44,657
MaxCyte, Inc. *(d) 472 1,713
Medpace Holdings, Inc. * 958 372,039
Mesa Laboratories, Inc. (d) 112 11,881
Mettler-Toledo International,
Inc. * 858 1,055,083
Nautilus Biotechnology, Inc.,
Class A * 274 696
OmniAb, Inc. *(d) 4,215 18,715
OmniAb, Inc. *^∞(d) 652 0
Pacific Biosciences of
California, Inc. *(d) 11,582 19,110
Personalis, Inc. * 204 300
QIAGEN NV * 8,077 341,899
Quanterix Corp. * 765 12,332
Quantum-Si, Inc. *(d) 516 831
Repligen Corp. *(d) 2,321 381,108
Revvity, Inc. (d) 5,053 517,781
Seer, Inc., Class A * 2,978 6,194
Sotera Health Co. * 2,432 27,238
Standard BioTools, Inc. * 1,451 3,599
Thermo Fisher Scientific, Inc. 15,749 8,956,771
Waters Corp. * 2,287 706,775
West Pharmaceutical
Services, Inc. 2,947 1,053,494
27,881,443
Machinery 1.5%
374Water, Inc. *(d) 4,250 6,333
3D Systems Corp. *(d) 6,566 21,996
AGCO Corp. 2,037 232,605
Alamo Group, Inc. 476 92,525
Albany International Corp.,
Class A 1,432 114,202
Allison Transmission Holdings,
Inc. 3,316 243,892
Astec Industries, Inc. 1,160 48,488
Atmus Filtration Technologies,
Inc. * 4,305 130,398
Barnes Group, Inc. 1,433 49,754
Blue Bird Corp. * 701 23,101
Caterpillar, Inc. 20,575 6,883,778
Chart Industries, Inc. *(d) 1,664 239,716
CNH Industrial NV * 37,808 431,011
Columbus McKinnon Corp. 1,415 58,397
Common Stocks
Shares Value ($)
Machinery
Commercial Vehicle Group,
Inc. * 2,281 13,709
Crane Co. (d) 2,115 296,121
Cummins, Inc. (d) 5,886 1,662,736
Daifuku Co. Ltd. 205,900 4,224,246
Deere & Co. 10,571 4,137,595
Desktop Metal, Inc.,
Class A *(d) 12,088 9,458
DMG Mori Co. Ltd. 36,700 980,517
Donaldson Co., Inc. 3,638 262,664
Douglas Dynamics, Inc. 1,141 25,832
Dover Corp. 5,380 964,634
Energy Recovery, Inc. * 2,742 40,856
Enerpac Tool Group Corp.,
Class A 2,812 100,192
Enpro, Inc. 972 145,926
Esab Corp. 2,538 268,723
ESCO Technologies, Inc. 1,224 124,175
Federal Signal Corp. 2,638 214,469
Flowserve Corp. 4,166 196,469
Fortive Corp. 14,349 1,080,049
Franklin Electric Co., Inc. 2,059 198,220
Gates Industrial Corp. plc * 3,382 59,591
Gencor Industries, Inc. * 699 11,862
Gorman-Rupp Co. (The) 715 23,717
Graco, Inc. 6,836 548,247
Graham Corp. * 2,488 69,266
Greenbrier Cos., Inc. (The) 1,275 62,972
Helios Technologies, Inc. (d) 1,520 68,552
Hillenbrand, Inc. (d) 3,006 143,446
Hillman Solutions Corp. * 8,166 78,067
Hyliion Holdings Corp. *(d) 3,638 4,693
Hyster-Yale Materials
Handling, Inc. 374 21,905
Hyzon Motors, Inc. *(d) 632 344
IDEX Corp. 3,127 689,378
Illinois Tool Works, Inc. 12,250 2,990,348
Ingersoll Rand, Inc. 15,397 1,436,848
ITT, Inc. 3,182 411,560
John Bean Technologies
Corp. (d) 1,403 124,993
Kadant, Inc. 539 147,573
Kennametal, Inc. (d) 3,990 93,885
L B Foster Co., Class A * 2,520 58,590
Lincoln Electric Holdings, Inc. 2,165 475,282
Lindsay Corp. 531 61,676
Luxfer Holdings plc 987 9,505
Manitowoc Co., Inc. (The) *(d) 1,366 16,529
Markforged Holding Corp. * 582 356
Mayville Engineering Co.,
Inc. * 802 11,036
Microvast Holdings, Inc. *(d) 2,955 1,158
Middleby Corp. (The) * 2,393 332,555
Miller Industries, Inc. 446 21,725
Mueller Industries, Inc. 4,220 235,560
Mueller Water Products, Inc.,
Class A 7,348 116,392
Nikola Corp. *(d) 17,199 10,674
Nordson Corp. (d) 2,210 570,600
Omega Flex, Inc. 98 6,493
Oshkosh Corp. 2,694 302,455
Otis Worldwide Corp. 17,042 1,554,230

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Machinery
PACCAR, Inc. 20,712 2,197,750
Parker-Hannifin Corp. 5,346 2,913,089
Park-Ohio Holdings Corp. 601 15,344
Pentair plc 6,618 523,418
Proto Labs, Inc. * 815 24,841
RBC Bearings, Inc. *(d) 1,149 280,988
REV Group, Inc. 1,061 23,193
Shyft Group, Inc. (The) 1,362 14,819
SMC Corp. 1,500 788,943
Snap-on, Inc. 2,129 570,487
SPX Technologies, Inc. *(d) 2,000 243,620
Standex International Corp. (d) 609 105,284
Stanley Black & Decker, Inc. 6,317 577,374
Stratasys Ltd. * 308 2,994
Symbotic, Inc., Class A * 149 5,747
Tennant Co. 905 105,414
Terex Corp. 2,418 135,529
Timken Co. (The) (d) 2,165 193,161
Titan International, Inc. *(d) 953 10,502
Toro Co. (The) (d) 4,002 350,535
Trinity Industries, Inc. (d) 3,777 98,278
Twin Disc, Inc. 1,658 26,661
Wabash National Corp. (d) 1,139 26,322
Watts Water Technologies,
Inc., Class A 1,090 216,321
Westinghouse Air Brake
Technologies Corp. 7,473 1,203,751
Xylem, Inc. 10,261 1,341,113
46,290,328
Marine Transportation 0.0%
†
Costamare, Inc. 1,601 19,180
Diana Shipping, Inc. (d) 422 1,253
Euroseas Ltd. 14 473
Genco Shipping & Trading Ltd. 2,123 45,305
Global Ship Lease, Inc.,
Class A (d) 167 3,801
Golden Ocean Group Ltd. 4,324 60,925
Himalaya Shipping Ltd. (d) 1,815 14,829
Kirby Corp. * 2,313 252,418
Matson, Inc. 1,303 140,437
Pangaea Logistics Solutions
Ltd. 2,545 18,324
Safe Bulkers, Inc. 1,913 9,546
Star Bulk Carriers Corp. 511 12,427
578,918
Media 0.4%
AdTheorent Holding Co., Inc. * 4,970 16,202
Advantage Solutions, Inc. * 3,454 14,714
Altice USA, Inc., Class A * 1,806 3,486
AMC Networks, Inc., Class A * 1,991 21,144
Boston Omaha Corp.,
Class A * 469 7,241
Cable One, Inc. (d) 246 96,887
Cardlytics, Inc. *(d) 1,858 22,761
Charter Communications, Inc.,
Class A * 4,020 1,028,879
Clear Channel Outdoor
Holdings, Inc. * 14,332 19,922
Comcast Corp., Class A 158,768 6,050,648
EchoStar Corp., Class A *(d) 5,016 80,206
Common Stocks
Shares Value ($)
Media
Emerald Holding, Inc. * 75 431
Entravision Communications
Corp., Class A (d) 2,392 4,999
EW Scripps Co. (The),
Class A *(d) 2,229 8,381
Fox Corp., Class A 15,736 475,787
Gambling.com Group Ltd. * 78 675
Gannett Co., Inc. * 5,331 12,901
Gray Television, Inc. 1,643 9,447
iHeartMedia, Inc., Class A * 3,416 7,174
Innovid Corp. * 21,888 49,248
Integral Ad Science Holding
Corp. * 1,881 18,039
Interpublic Group of Cos., Inc.
(The) 15,703 477,999
John Wiley & Sons, Inc.,
Class A 1,831 68,791
Liberty Broadband Corp.,
Class A * 5,149 256,343
Liberty Media Corp-Liberty
SiriusXM * 8,931 214,880
Magnite, Inc. * 3,163 27,929
National CineMedia, Inc. * 331 1,417
New York Times Co. (The),
Class A 6,827 293,766
News Corp., Class A (d) 20,960 502,403
Nexstar Media Group, Inc.,
Class A (d) 1,322 211,599
Omnicom Group, Inc. 8,304 770,943
Paramount Global, Class A (d) 24,118 277,401
PubMatic, Inc., Class A *(d) 940 21,094
Scholastic Corp. (d) 742 26,430
Sinclair, Inc. (d) 547 6,728
Sirius XM Holdings, Inc. (d) 22,804 67,044
Stagwell, Inc., Class A *(d) 2,922 17,386
TechTarget, Inc. * 456 12,540
TEGNA, Inc. (d) 7,533 102,750
Thryv Holdings, Inc. * 509 11,712
Townsquare Media, Inc.,
Class A 774 9,342
Trade Desk, Inc. (The),
Class A * 17,909 1,483,761
Urban One, Inc., Class A * 45 90
WideOpenWest, Inc. * 1,772 6,326
12,817,846
Metals & Mining 0.4%
5E Advanced Materials, Inc. * 854 982
Alcoa Corp. (d) 6,969 244,891
Alpha Metallurgical
Resources, Inc. 478 156,363
Arch Resources, Inc. 723 114,798
ATI, Inc. * 5,145 307,157
Atlas Lithium Corp. * 27 397
Caledonia Mining Corp. plc (d) 1,088 10,673
Carpenter Technology Corp. 1,826 156,488
Century Aluminum Co. * 2,136 37,060
Cleveland-Cliffs, Inc. * 20,984 354,630
Coeur Mining, Inc. * 2,822 12,755
Commercial Metals Co. 4,379 235,327
Compass Minerals
International, Inc. 1,282 15,961

74 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Constellium SE, Class A * 4,376 86,163
Contango ORE, Inc. *(d) 247 5,155
Dakota Gold Corp. * 324 862
Freeport-McMoRan, Inc. 58,227 2,907,856
Gatos Silver, Inc. * 234 2,239
Haynes International, Inc. 506 30,436
Hecla Mining Co. 28,188 133,329
i-80 Gold Corp. * 12,807 15,112
Ivanhoe Electric, Inc. * 1,320 13,332
Kaiser Aluminum Corp. 619 56,013
Materion Corp. 671 77,125
Metallus, Inc. *(d) 2,337 48,049
MP Materials Corp. *(d) 4,874 77,984
Newmont Corp. 47,334 1,923,654
Novagold Resources, Inc. * 11,238 32,590
Nucor Corp. 9,784 1,648,898
Olympic Steel, Inc. 330 20,978
Perpetua Resources Corp. * 2,830 15,452
Piedmont Lithium, Inc. *(d) 903 11,062
Radius Recycling, Inc.,
Class A 1,345 23,430
Ramaco Resources, Inc.,
Class A (d) 122 1,913
Reliance, Inc. 2,345 667,668
Royal Gold, Inc. (d) 2,766 332,280
Ryerson Holding Corp. 1,272 36,316
Southern Copper Corp. (d) 3,318 387,111
SSR Mining, Inc. 5,496 29,459
Steel Dynamics, Inc. 6,073 790,219
SunCoke Energy, Inc. 3,279 33,806
Tredegar Corp. 1,058 6,750
United States Steel Corp. (d) 9,108 332,442
Warrior Met Coal, Inc. 1,901 129,933
Worthington Steel, Inc. 3 92
11,525,190
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 80 960
AGNC Investment Corp. 27,752 253,931
Angel Oak Mortgage REIT,
Inc. 97 1,021
Annaly Capital Management,
Inc. 19,466 364,793
Apollo Commercial Real
Estate Finance, Inc. 5,680 54,698
Arbor Realty Trust, Inc. 938 12,035
Ares Commercial Real Estate
Corp. 2,326 15,794
ARMOUR Residential REIT,
Inc. 2,193 39,847
Blackstone Mortgage Trust,
Inc., Class A 6,944 122,492
BrightSpire Capital, Inc.,
Class A 4,813 30,274
Chicago Atlantic Real Estate
Finance, Inc. 80 1,259
Chimera Investment Corp. 5,254 21,646
Claros Mortgage Trust, Inc. (d) 1,970 17,139
Dynex Capital, Inc. 1,770 20,656
Ellington Financial, Inc. 1,471 16,828
Franklin BSP Realty Trust, Inc. 3,787 47,300
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Granite Point Mortgage Trust,
Inc. 261 1,120
Great Ajax Corp. 134 462
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. (d) 4,703 117,622
Invesco Mortgage Capital, Inc. 2,851 24,376
KKR Real Estate Finance
Trust, Inc. 1,036 9,749
Ladder Capital Corp., Class A 6,044 64,852
MFA Financial, Inc. 6,202 65,679
New York Mortgage Trust, Inc. 5,011 34,325
Nexpoint Real Estate Finance,
Inc. 85 1,102
Orchid Island Capital, Inc. 1,992 16,593
PennyMac Mortgage
Investment Trust 3,708 51,356
Ready Capital Corp. 7,968 67,887
Redwood Trust, Inc. 4,965 27,456
Rithm Capital Corp. 19,171 213,181
Starwood Property Trust, Inc. 12,149 230,467
TPG RE Finance Trust, Inc. 2,305 16,896
Two Harbors Investment Corp. 5,509 69,579
2,033,375
Multi-Utilities 0.4%
Ameren Corp. 10,888 804,297
Avista Corp. 884 31,806
Black Hills Corp. 2,798 153,610
CenterPoint Energy, Inc. (d) 26,947 785,236
CMS Energy Corp. (d) 11,058 670,225
Consolidated Edison, Inc. 13,738 1,296,867
Dominion Energy, Inc. 33,513 1,708,493
DTE Energy Co. 8,434 930,439
NiSource, Inc. 16,298 454,062
Northwestern Energy Group,
Inc. 2,631 132,708
Public Service Enterprise
Group, Inc. (d) 19,983 1,380,426
Sempra 25,668 1,838,599
Unitil Corp. 894 45,540
WEC Energy Group, Inc. 12,938 1,069,196
11,301,504
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 6,911 800,778
Boston Properties, Inc. 5,764 356,734
Brandywine Realty Trust 2,069 9,393
City Office REIT, Inc. 1,690 7,875
COPT Defense Properties 5,221 125,147
Cousins Properties, Inc. 6,990 160,351
Douglas Emmett, Inc. 11,965 164,040
Easterly Government
Properties, Inc., Class A 3,417 39,945
Equity Commonwealth * 3,842 71,922
Franklin Street Properties
Corp. 12,594 23,425
Highwoods Properties, Inc. 4,971 130,240
Hudson Pacific Properties,
Inc. 5,955 34,539
JBG SMITH Properties 2,696 40,467

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Office REITs
Kilroy Realty Corp. 4,530 153,114
NET Lease Office Properties 654 14,951
Office Properties Income Trust 1,712 3,458
Orion Office REIT, Inc. 1,661 5,182
Paramount Group, Inc. 6,218 28,852
Peakstone Realty Trust 2,029 28,345
Piedmont Office Realty Trust,
Inc., Class A 1,998 13,766
Postal Realty Trust, Inc.,
Class A 105 1,454
SL Green Realty Corp. 3,691 183,923
Vornado Realty Trust 6,972 181,481
2,579,382
Oil, Gas & Consumable Fuels 2.2%
Aemetis, Inc. *(d) 183 714
Amplify Energy Corp. * 198 1,398
Antero Midstream Corp. 14,550 201,372
Antero Resources Corp. * 11,602 394,584
APA Corp. 14,624 459,779
Ardmore Shipping Corp. (d) 386 6,465
Berry Corp. 2,660 22,583
California Resources Corp. (d) 2,639 139,497
Centrus Energy Corp.,
Class A * 63 2,705
Cheniere Energy, Inc. 12,167 1,920,196
Chesapeake Energy Corp. (d) 5,038 452,815
Chevron Corp. (d) 56,272 9,074,985
Chord Energy Corp. 1,686 298,388
Civitas Resources, Inc. 3,178 228,689
Clean Energy Fuels Corp. *(d) 10,901 25,290
CNX Resources Corp. *(d) 5,640 132,653
Comstock Resources, Inc. (d) 4,121 41,457
ConocoPhillips 48,598 6,104,881
CONSOL Energy, Inc. 1,234 102,126
Coterra Energy, Inc. 30,860 844,330
Crescent Energy Co., Class A 872 9,278
CVR Energy, Inc. 687 20,871
Delek US Holdings, Inc. 3,215 87,866
Devon Energy Corp. 26,345 1,348,337
DHT Holdings, Inc. 3,888 44,401
Diamondback Energy, Inc. (d) 7,705 1,549,707
Dorian LPG Ltd. (d) 1,482 61,236
DT Midstream, Inc. (d) 3,020 187,844
Empire Petroleum Corp. * 83 430
Encore Energy Corp. *(d) 794 3,502
Energy Fuels, Inc. *(d) 2,543 13,173
EOG Resources, Inc. (d) 23,854 3,151,829
EQT Corp. (d) 2,129 85,352
Equitrans Midstream Corp. 16,555 223,989
Evolution Petroleum Corp. 2,247 12,134
Excelerate Energy, Inc.,
Class A 615 10,369
Exxon Mobil Corp. (d) 136,923 16,193,883
FLEX LNG Ltd. (d) 911 23,695
Frontline plc (d) 744 17,477
FutureFuel Corp. 1,073 5,816
Gevo, Inc. * 15,780 10,396
Golar LNG Ltd. 4,776 117,107
Granite Ridge Resources, Inc. 2,005 13,073
Green Plains, Inc. *(d) 529 10,934
Gulfport Energy Corp. * 414 65,706
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Hallador Energy Co. * 1,631 8,334
Hess Corp. 11,308 1,780,897
Hess Midstream LP, Class A 348 11,867
HF Sinclair Corp. 6,466 350,780
HighPeak Energy, Inc. (d) 122 1,734
International Seaways, Inc. 1,526 84,373
Kinder Morgan, Inc. (d) 80,845 1,477,847
Kinetik Holdings, Inc., Class A 505 19,362
KNOT Offshore Partners LP 124 652
Kosmos Energy Ltd. * 15,006 85,084
Magnolia Oil & Gas Corp.,
Class A (d) 8,045 201,688
Marathon Oil Corp. 23,672 635,593
Marathon Petroleum Corp. 14,991 2,724,164
Matador Resources Co. (d) 4,097 255,243
Murphy Oil Corp. (d) 6,885 307,346
Navigator Holdings Ltd. 151 2,268
New Fortress Energy, Inc. (d) 2,939 77,002
NextDecade Corp. *(d) 843 5,412
Nordic American Tankers
Ltd. (d) 6,337 24,714
Northern Oil & Gas, Inc. (d) 3,678 150,026
Occidental Petroleum
Corp. (d) 27,705 1,832,409
ONEOK, Inc. 21,776 1,722,917
Overseas Shipholding Group,
Inc., Class A 4,096 24,904
Ovintiv, Inc. 10,527 540,246
Par Pacific Holdings, Inc. * 2,237 68,900
PBF Energy, Inc., Class A 4,460 237,584
Peabody Energy Corp. (d) 4,640 101,802
Permian Resources Corp.,
Class A 13,759 230,463
Phillips 66 17,845 2,555,582
Pioneer Natural Resources
Co. 9,563 2,575,507
Range Resources Corp. (d) 9,793 351,667
REX American Resources
Corp. * 282 15,603
Riley Exploration Permian,
Inc. 458 11,876
Ring Energy, Inc. *(d) 678 1,288
SandRidge Energy, Inc. (d) 187 2,562
Scorpio Tankers, Inc. 1,880 132,277
SFL Corp. Ltd. 4,791 63,864
SilverBow Resources, Inc. * 514 15,790
Sitio Royalties Corp.,
Class A (d) 3,523 81,874
SM Energy Co. (d) 4,722 228,970
Southwestern Energy Co. * 44,855 335,964
StealthGas, Inc. * 129 808
Suncor Energy, Inc. 2,316 88,448
Talos Energy, Inc. *(d) 4,730 62,341
Targa Resources Corp. 7,410 845,185
Teekay Corp. * 305 2,233
Teekay Tankers Ltd., Class A 385 22,434
Tellurian, Inc. *(d) 30,728 13,216
Texas Pacific Land Corp. 777 447,785
Tsakos Energy Navigation Ltd. 111 2,862
Uranium Energy Corp. *(d) 14,088 95,094
VAALCO Energy, Inc. 535 3,424
Valero Energy Corp. 13,750 2,198,212

76 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Vertex Energy, Inc. *(d) 4,900 6,370
Viper Energy, Inc., Class A 418 15,951
Vital Energy, Inc. *(d) 801 42,469
Vitesse Energy, Inc. (d) 1,532 33,995
W&T Offshore, Inc. (d) 3,934 8,851
Williams Cos., Inc. (The) (d) 49,351 1,893,104
World Kinect Corp. 3,177 74,659
68,917,188
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 650 29,276
Glatfelter Corp. *(d) 1,724 2,465
Louisiana-Pacific Corp. 2,483 181,731
Sylvamo Corp. 343 21,438
234,910
Passenger Airlines 0.1%
Alaska Air Group, Inc. *(d) 4,909 211,185
Allegiant Travel Co. 725 39,556
American Airlines Group,
Inc. *(d) 25,644 346,450
Blade Air Mobility, Inc. *(d) 235 750
Copa Holdings SA, Class A 163 15,566
Delta Air Lines, Inc. (d) 25,636 1,283,595
flyExclusive, Inc. * 3,834 16,179
Frontier Group Holdings,
Inc. *(d) 2,097 12,666
Hawaiian Holdings, Inc. * 1,854 23,546
JetBlue Airways Corp. *(d) 15,575 88,466
Joby Aviation, Inc. *(d) 9,700 48,985
SkyWest, Inc. * 1,787 130,505
Southwest Airlines Co. (d) 24,753 642,093
Spirit Airlines, Inc. (d) 5,140 18,144
Sun Country Airlines Holdings,
Inc. * 230 3,061
United Airlines Holdings, Inc. * 12,985 668,208
Wheels Up Experience,
Inc. *(d) 1,783 3,994
3,552,949
Personal Care Products 0.1%
Beauty Health Co. (The) * 4,872 15,737
BellRing Brands, Inc. * 5,210 287,436
Coty, Inc., Class A *(d) 16,806 192,261
Edgewell Personal Care Co. 2,352 88,482
elf Beauty, Inc. * 2,143 348,302
Estee Lauder Cos., Inc. (The),
Class A 9,301 1,364,550
Herbalife Ltd. *(d) 4,620 39,963
Honest Co., Inc. (The) * 14,991 45,123
Inter Parfums, Inc. 819 95,315
Kenvue, Inc. 71,055 1,337,255
Medifast, Inc. (d) 623 17,151
Nature's Sunshine Products,
Inc. * 413 8,033
Nu Skin Enterprises, Inc.,
Class A 2,427 28,541
Olaplex Holdings, Inc. *(d) 7,496 10,419
USANA Health Sciences, Inc. * 677 28,109
Veru, Inc. * 651 879
Common Stocks
Shares Value ($)
Personal Care Products
Waldencast plc, Class A * 1,507 7,339
3,914,895
Pharmaceuticals 2.5%
Aclaris Therapeutics, Inc. * 4,075 4,931
Alto Neuroscience, Inc. * 4,226 65,545
Amneal Pharmaceuticals,
Inc. *(d) 3,705 22,415
Amphastar Pharmaceuticals,
Inc. *(d) 1,730 71,362
Amylyx Pharmaceuticals, Inc. * 1,510 2,733
AN2 Therapeutics, Inc. *(d) 94 226
ANI Pharmaceuticals, Inc. * 425 28,050
Aquestive Therapeutics,
Inc. *(d) 12,629 42,433
Arvinas, Inc. * 2,035 64,652
Assertio Holdings, Inc. *(d) 4,122 3,648
ATAI Life Sciences NV *(d) 591 1,170
Atea Pharmaceuticals, Inc. * 2,163 8,003
Athira Pharma, Inc. * 181 357
Axsome Therapeutics, Inc. *(d) 1,494 110,197
Biote Corp., Class A * 928 5,113
Bristol-Myers Squibb Co. 81,921 3,599,609
Cara Therapeutics, Inc. * 1,324 996
Cassava Sciences, Inc. *(d) 604 13,379
Catalent, Inc. * 7,399 413,234
Citius Pharmaceuticals, Inc. * 8,147 6,080
Collegium Pharmaceutical,
Inc. * 1,335 49,302
Corcept Therapeutics, Inc. *(d) 3,547 82,716
CorMedix, Inc. *(d) 2,958 15,544
Daiichi Sankyo Co. Ltd. 114,800 3,891,409
Edgewise Therapeutics, Inc. * 294 5,274
Elanco Animal Health, Inc. * 20,025 263,529
Eli Lilly & Co. 34,327 26,812,820
Enliven Therapeutics, Inc. * 1,648 28,659
Esperion Therapeutics,
Inc. *(d) 876 1,726
Evolus, Inc. * 981 11,546
EyePoint Pharmaceuticals,
Inc. *(d) 156 2,746
Fulcrum Therapeutics, Inc. * 301 2,146
Harmony Biosciences
Holdings, Inc. * 670 20,710
Harrow, Inc. *(d) 1,879 19,147
Ikena Oncology, Inc. * 1,553 2,050
Innoviva, Inc. *(d) 1,338 20,217
Intra-Cellular Therapies, Inc. * 4,266 306,341
Jazz Pharmaceuticals plc * 2,394 265,136
Johnson & Johnson 98,981 14,311,663
Kyowa Kirin Co. Ltd. 128,100 2,151,944
Ligand Pharmaceuticals, Inc. * 847 59,197
Liquidia Corp. * 1,153 14,816
Longboard Pharmaceuticals,
Inc. *(d) 1,193 25,411
Lyra Therapeutics, Inc. * 8,965 46,259
Marinus Pharmaceuticals,
Inc. *(d) 3,571 5,035
Merck & Co., Inc. 103,070 13,318,705
Mind Medicine MindMed, Inc. * 191 1,818
Nektar Therapeutics, Class A * 974 1,422
Neumora Therapeutics, Inc. * 1,951 17,735

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Pharmaceuticals
Nuvation Bio, Inc. * 9,946 29,739
Ocular Therapeutix, Inc. * 2,467 11,694
Omeros Corp. *(d) 4,347 13,693
Optinose, Inc. * 4,834 3,969
Organon & Co. 9,380 174,562
Pacira BioSciences, Inc. * 2,042 53,602
Perrigo Co. plc 4,829 157,715
Pfizer, Inc. 227,721 5,834,212
Phathom Pharmaceuticals,
Inc. *(d) 504 4,551
Phibro Animal Health Corp.,
Class A (d) 811 13,544
Pliant Therapeutics, Inc. *(d) 1,930 22,813
Prestige Consumer
Healthcare, Inc. * 2,205 158,231
Relmada Therapeutics,
Inc. *(d) 131 477
Revance Therapeutics,
Inc. *(d) 3,769 13,606
Royalty Pharma plc, Class A 14,781 409,434
Scilex Holding Co. *(d) 3,113 2,656
scPharmaceuticals, Inc. *(d) 2,034 9,092
SIGA Technologies, Inc. 2,178 19,123
Supernus Pharmaceuticals,
Inc. *(d) 2,189 65,889
Taro Pharmaceutical
Industries Ltd. * 542 23,024
Tarsus Pharmaceuticals,
Inc. *(d) 151 4,746
Terns Pharmaceuticals, Inc. * 3,044 15,372
Theravance Biopharma,
Inc. *(d) 2,855 24,096
Third Harmonic Bio, Inc. *(d) 80 891
Trevi Therapeutics, Inc. *(d) 2,760 8,087
Ventyx Biosciences, Inc. *(d) 1,969 7,364
Verrica Pharmaceuticals,
Inc. *(d) 1,514 10,545
Viatris, Inc. 48,525 561,434
WaVe Life Sciences Ltd. * 3,920 19,326
Xeris Biopharma Holdings,
Inc. * 639 1,118
Zevra Therapeutics, Inc. *(d) 2,497 11,436
Zoetis, Inc., Class A 18,738 2,983,839
76,889,036
Professional Services 0.8%
Alight, Inc., Class A * 14,543 131,178
ASGN, Inc. * 1,868 180,169
Asure Software, Inc. * 117 865
Automatic Data Processing,
Inc. 16,636 4,024,082
Barrett Business Services, Inc. 287 34,870
BlackSky Technology, Inc.,
Class A *(d) 8,321 10,068
Booz Allen Hamilton Holding
Corp., Class A 5,172 763,749
Broadridge Financial
Solutions, Inc. 4,967 960,667
CACI International, Inc.,
Class A * 934 375,683
CBIZ, Inc. * 2,240 159,443
Clarivate plc *(d) 17,196 116,245
Common Stocks
Shares Value ($)
Professional Services
Concentrix Corp. 1,590 86,925
Conduent, Inc. * 6,683 21,051
CRA International, Inc. 372 53,973
CSG Systems International,
Inc. 1,660 78,418
Dayforce, Inc. *(d) 6,437 395,039
DLH Holdings Corp. * 62 658
Dun & Bradstreet Holdings,
Inc. 12,471 113,486
Equifax, Inc. 5,170 1,138,382
ExlService Holdings, Inc. * 5,906 171,274
Exponent, Inc. 1,889 173,618
First Advantage Corp. (d) 1,785 29,095
FiscalNote Holdings, Inc. *(d) 4,660 6,338
Forrester Research, Inc. * 440 8,004
Franklin Covey Co. *(d) 492 19,158
FTI Consulting, Inc. * 1,390 297,224
Genpact Ltd. 6,351 195,230
Heidrick & Struggles
International, Inc. 749 22,081
HireQuest, Inc. (d) 382 4,897
HireRight Holdings Corp. * 48 686
Huron Consulting Group, Inc. * 553 51,562
IBEX Holdings Ltd. * 48 629
ICF International, Inc. 870 125,532
Innodata, Inc. *(d) 1,810 10,570
Insperity, Inc. 1,302 134,015
Jacobs Solutions, Inc. 5,062 726,549
KBR, Inc. 5,566 361,456
Kelly Services, Inc., Class A 1,324 30,373
Kforce, Inc. 813 50,211
Korn Ferry 2,449 148,703
Legalzoom.com, Inc. * 4,699 56,153
Leidos Holdings, Inc. 5,639 790,701
ManpowerGroup, Inc. 1,967 148,410
Maximus, Inc. 2,277 182,798
Mistras Group, Inc. * 1,472 12,880
NV5 Global, Inc. *(d) 652 60,792
Parsons Corp. * 1,818 142,731
Paychex, Inc. 12,864 1,528,372
Paycom Software, Inc. 2,020 379,720
Paycor HCM, Inc. *(d) 1,383 24,023
Paylocity Holding Corp. * 1,743 270,444
Planet Labs PBC *(d) 11,203 18,933
Recruit Holdings Co. Ltd. 123,200 5,354,455
Resources Connection,
Inc. (d) 1,234 13,636
Robert Half, Inc. 4,468 308,918
Science Applications
International Corp. 2,190 281,853
Skillsoft Corp. *(d) 21 151
Spire Global, Inc. * 3,866 40,361
SS&C Technologies Holdings,
Inc. 8,209 508,055
Sterling Check Corp. * 154 2,330
TaskUS, Inc., Class A * 94 1,077
TransUnion 7,824 571,152
TriNet Group, Inc. 1,318 132,288
TrueBlue, Inc. * 1,333 13,890
TTEC Holdings, Inc. 863 6,283
Upwork, Inc. * 3,578 41,863
Verisk Analytics, Inc., Class A 6,428 1,401,047

78 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Professional Services
Verra Mobility Corp., Class A * 4,678 110,307
Willdan Group, Inc. * 428 12,065
23,627,844
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc. * 1,122 5,453
Belpointe Prep LLC * 18 1,107
CBRE Group, Inc., Class A * 12,477 1,084,126
Compass, Inc., Class A *(d) 7,339 23,118
CoStar Group, Inc. * 16,499 1,510,153
Cushman & Wakefield plc * 7,484 72,221
DigitalBridge Group, Inc. 5,883 96,716
Doma Holdings, Inc. * 34 206
Douglas Elliman, Inc. * 2,387 3,246
eXp World Holdings, Inc. (d) 3,511 34,970
Five Point Holdings LLC,
Class A * 301 855
Forestar Group, Inc. * 529 16,394
FRP Holdings, Inc. *(d) 566 17,155
Howard Hughes Holdings,
Inc. * 1,563 101,845
Jones Lang LaSalle, Inc. * 1,967 355,437
Kennedy-Wilson Holdings, Inc. 5,291 45,450
Marcus & Millichap, Inc. 940 29,770
Maui Land & Pineapple Co.,
Inc. * 535 10,422
Newmark Group, Inc., Class A 4,841 46,328
Offerpad Solutions, Inc. *(d) 3,441 26,737
Opendoor Technologies, Inc. * 24,056 47,871
RE/MAX Holdings, Inc.,
Class A 86 604
Redfin Corp. *(d) 5,578 31,293
RMR Group, Inc. (The),
Class A 571 13,544
Seritage Growth Properties,
Class A *(d) 204 1,905
St Joe Co. (The) 1,481 84,713
Star Holdings * 674 8,014
Stratus Properties, Inc. * 33 748
Tejon Ranch Co. *(d) 888 14,901
Transcontinental Realty
Investors, Inc. * 6 172
Zillow Group, Inc., Class A *(d) 8,256 350,884
4,036,358
Residential REITs 0.2%
American Homes 4 Rent,
Class A 11,681 418,180
Apartment Income REIT
Corp., Class A 5,138 197,196
Apartment Investment and
Management Co., Class A * 7,889 63,112
AvalonBay Communities, Inc. 5,728 1,085,857
BRT Apartments Corp. 338 6,064
Camden Property Trust 4,296 428,225
Centerspace 697 46,873
Clipper Realty, Inc. 525 2,205
Elme Communities 3,811 57,775
Equity LifeStyle Properties,
Inc. 6,688 403,219
Equity Residential 15,070 970,508
Essex Property Trust, Inc. 2,600 640,250
Common Stocks
Shares Value ($)
Residential REITs
Independence Realty Trust,
Inc. 9,025 142,324
Invitation Homes, Inc. 24,739 846,074
Mid-America Apartment
Communities, Inc. 4,581 595,530
NexPoint Residential Trust,
Inc. 1,212 41,499
Sun Communities, Inc. 4,999 556,489
UDR, Inc. 12,821 488,224
UMH Properties, Inc. 2,293 36,505
Veris Residential, Inc. 3,874 55,824
7,081,933
Retail REITs 0.2%
Acadia Realty Trust 3,706 64,040
Agree Realty Corp. 3,601 206,049
Alexander's, Inc. 79 16,713
Brixmor Property Group, Inc. 11,535 254,923
CBL & Associates Properties,
Inc. 898 19,531
Federal Realty Investment
Trust 3,304 344,178
Getty Realty Corp. 353 9,566
InvenTrust Properties Corp. 3,592 91,021
Kimco Realty Corp. 27,572 513,666
Kite Realty Group Trust 9,644 210,239
Macerich Co. (The) 7,921 108,993
NETSTREIT Corp. 3,368 56,751
NNN REIT, Inc. 6,229 252,461
Phillips Edison & Co., Inc. 4,375 143,063
Realty Income Corp. 31,877 1,706,695
Regency Centers Corp. 7,238 428,634
Retail Opportunity
Investments Corp. 7,117 87,326
Saul Centers, Inc. 470 17,113
Simon Property Group, Inc. 13,438 1,888,442
SITE Centers Corp. 9,093 122,665
Tanger, Inc. 4,783 135,598
Urban Edge Properties 6,346 106,169
Whitestone REIT 1,560 17,940
6,801,776
Semiconductors & Semiconductor Equipment 5.8%
ACM Research, Inc., Class A * 1,527 38,969
Advanced Micro Devices,
Inc. * 64,688 10,245,285
Advantest Corp. 86,900 2,671,215
Aehr Test Systems *(d) 1,091 13,070
Allegro MicroSystems, Inc. *(d) 3,171 94,147
Alpha & Omega
Semiconductor Ltd. *(d) 661 14,456
Ambarella, Inc. * 1,677 77,092
Amkor Technology, Inc. 4,718 152,627
Analog Devices, Inc. 20,011 4,014,407
Applied Materials, Inc. 33,683 6,691,128
Astera Labs, Inc. *(d) 2,127 180,285
Atomera, Inc. *(d) 520 2,413
Axcelis Technologies, Inc. *(d) 1,209 125,156
AXT, Inc. * 210 630
Broadcom, Inc. 17,864 23,228,023
CEVA, Inc. *(d) 1,011 20,493
Cirrus Logic, Inc. *(d) 2,085 184,668

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Cohu, Inc. * 2,314 70,160
Credo Technology Group
Holding Ltd. *(d) 2,677 47,838
Diodes, Inc. * 1,508 110,099
Disco Corp. 6,500 1,840,936
Enphase Energy, Inc. *(d) 5,503 598,506
Entegris, Inc. 6,240 829,421
First Solar, Inc. *(d) 4,234 746,454
FormFactor, Inc. * 2,792 124,495
GLOBALFOUNDRIES,
Inc. *(d) 2,969 145,125
Ichor Holdings Ltd. * 1,233 47,816
Impinj, Inc. * 1,022 162,886
indie Semiconductor, Inc.,
Class A *(d) 6,408 36,013
Intel Corp. 172,046 5,242,242
inTEST Corp. * 712 8,024
KLA Corp. 5,491 3,784,891
Kopin Corp. * 551 433
Kulicke & Soffa Industries, Inc. 2,428 112,368
Lam Research Corp. 5,405 4,834,286
Lattice Semiconductor
Corp. *(d) 5,721 392,461
MACOM Technology Solutions
Holdings, Inc. *(d) 2,003 204,206
Marvell Technology, Inc. 34,436 2,269,677
Maxeon Solar Technologies
Ltd. * 1,673 3,262
MaxLinear, Inc., Class A * 3,432 71,351
Microchip Technology, Inc. 21,601 1,986,860
Micron Technology, Inc. 44,110 4,982,666
MKS Instruments, Inc. 2,558 304,351
Monolithic Power Systems,
Inc. 1,878 1,257,002
Navitas Semiconductor Corp.,
Class A *(d) 3,550 15,372
NVE Corp. 340 27,676
NVIDIA Corp. 96,472 83,353,737
ON Semiconductor Corp. * 17,392 1,220,223
Onto Innovation, Inc. *(d) 2,006 372,093
PDF Solutions, Inc. *(d) 1,511 45,451
Photronics, Inc. * 1,893 51,887
Power Integrations, Inc. 2,163 144,315
Qorvo, Inc. * 4,234 494,701
QUALCOMM, Inc. 45,610 7,564,419
Rambus, Inc. * 4,452 244,059
Semtech Corp. *(d) 1,710 64,330
Silicon Laboratories, Inc. * 1,458 177,132
SiTime Corp. * 785 69,959
SkyWater Technology, Inc. * 80 821
Skyworks Solutions, Inc. (d) 6,648 708,610
SMART Global Holdings,
Inc. *(d) 1,901 34,731
SolarEdge Technologies,
Inc. *(d) 292 17,126
Synaptics, Inc. * 1,772 159,409
Teradyne, Inc. (d) 6,436 748,636
Texas Instruments, Inc. 36,628 6,461,912
Transphorm, Inc. * 124 595
Ultra Clean Holdings, Inc. * 1,997 83,535
Universal Display Corp. (d) 1,940 306,481
Veeco Instruments, Inc. * 2,492 88,067
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Wolfspeed, Inc. *(d) 4,780 129,203
180,552,373
Software 6.5%
8x8, Inc. *(d) 6,819 15,070
A10 Networks, Inc. 3,721 48,596
ACI Worldwide, Inc. * 5,080 173,228
Adeia, Inc. 1,993 19,611
Adobe, Inc. * 18,375 8,504,501
Agilysys, Inc. * 511 42,439
Alarm.com Holdings, Inc. * 1,777 118,170
Alkami Technology, Inc. *(d) 151 3,635
Altair Engineering, Inc.,
Class A *(d) 2,445 196,700
American Software, Inc.,
Class A 1,160 11,728
Amplitude, Inc., Class A * 3,768 36,889
ANSYS, Inc. * 3,534 1,148,126
Appfolio, Inc., Class A *(d) 747 169,405
Appian Corp., Class A * 1,690 63,274
AppLovin Corp., Class A * 7,944 560,608
Arteris, Inc. *(d) 6,703 44,441
Asana, Inc., Class A *(d) 3,360 49,963
Aspen Technology, Inc. *(d) 1,104 217,344
Atlassian Corp., Class A * 6,245 1,076,013
Aurora Innovation, Inc.,
Class A *(d) 11,617 32,237
Autodesk, Inc. * 8,621 1,834,980
AvePoint, Inc. * 7,106 55,214
Bentley Systems, Inc.,
Class B (d) 8,192 430,326
BILL Holdings, Inc. * 4,199 261,850
Bit Digital, Inc. *(d) 5,232 10,647
Bitdeer Technologies Group,
Class A * 116 637
Blackbaud, Inc. *(d) 1,486 115,789
BlackLine, Inc. * 2,489 144,486
Blend Labs, Inc., Class A *(d) 915 2,242
Box, Inc., Class A * 4,998 130,048
Braze, Inc., Class A * 1,664 69,722
C3.ai, Inc., Class A *(d) 2,084 46,953
Cadence Design Systems,
Inc. * 10,895 3,002,989
CCC Intelligent Solutions
Holdings, Inc. * 8,808 98,826
Cerence, Inc. *(d) 1,934 17,619
Cipher Mining, Inc. *(d) 371 1,380
Cleanspark, Inc. *(d) 4,008 65,651
Clear Secure, Inc., Class A 3,779 66,019
Clearwater Analytics Holdings,
Inc., Class A * 497 7,843
CommVault Systems, Inc. * 1,763 180,655
Confluent, Inc., Class A *(d) 7,057 198,443
Consensus Cloud Solutions,
Inc. * 255 2,968
CoreCard Corp. *(d) 512 6,134
Crowdstrike Holdings, Inc.,
Class A * 10,123 2,961,382
CS Disco, Inc. * 2,250 16,987
Daily Journal Corp. *(d) 50 16,760
Datadog, Inc., Class A * 13,590 1,705,545
Dave, Inc. * 30 1,314

80 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Digimarc Corp. *(d) 459 9,703
Digital Turbine, Inc. * 4,407 8,417
DocuSign, Inc., Class A * 8,491 480,591
Dolby Laboratories, Inc.,
Class A 2,517 195,470
Domo, Inc., Class B *(d) 941 7,086
DoubleVerify Holdings, Inc. * 5,250 153,825
Dropbox, Inc., Class A *(d) 9,240 213,998
Dynatrace, Inc. * 8,706 394,469
E2open Parent Holdings, Inc. * 2,295 11,131
eGain Corp. * 785 4,875
Elastic NV * 3,297 337,019
Enfusion, Inc., Class A *(d) 281 2,616
Envestnet, Inc. *(d) 190 11,793
Everbridge, Inc. * 1,990 69,152
EverCommerce, Inc. *(d) 112 1,008
Expensify, Inc., Class A * 3,883 6,213
Fair Isaac Corp. * 981 1,111,797
Five9, Inc. *(d) 2,811 161,829
Fortinet, Inc. * 24,928 1,574,951
Freshworks, Inc., Class A * 7,569 135,107
Gen Digital, Inc. 22,316 449,444
Gitlab, Inc., Class A * 3,687 193,457
Guidewire Software, Inc. *(d) 3,542 391,037
HashiCorp, Inc., Class A * 4,409 143,116
HubSpot, Inc. * 1,928 1,166,189
Ibotta, Inc., Class A * 381 38,965
Informatica, Inc., Class A * 1,256 38,898
Instructure Holdings, Inc. * 106 2,028
Intapp, Inc. *(d) 556 17,192
InterDigital, Inc. (d) 1,233 121,734
Intuit, Inc. 11,006 6,885,574
Jamf Holding Corp. *(d) 3,364 65,497
JFrog Ltd. * 386 15,394
Kaltura, Inc. * 5,868 7,218
Klaviyo, Inc., Class A *(d) 192 4,301
LivePerson, Inc. *(d) 3,564 1,785
LiveRamp Holdings, Inc. * 3,156 101,339
Manhattan Associates, Inc. * 2,136 440,144
Marathon Digital Holdings,
Inc. *(d) 8,619 138,421
Matterport, Inc. * 15,907 73,172
MeridianLink, Inc. * 86 1,434
Microsoft Corp. 305,364 118,887,366
MicroStrategy, Inc.,
Class A *(d) 573 610,262
Mitek Systems, Inc. *(d) 896 11,316
Model N, Inc. * 1,774 52,599
N-able, Inc. * 2,695 33,041
nCino, Inc. * 3,147 91,767
NCR Voyix Corp. *(d) 5,546 67,938
NextNav, Inc. *(d) 237 2,159
Nutanix, Inc., Class A * 9,944 603,601
Olo, Inc., Class A * 6,820 32,736
ON24, Inc. 875 5,766
OneSpan, Inc. * 1,133 12,259
Oracle Corp. 63,711 7,247,126
PagerDuty, Inc. *(d) 4,010 80,040
Palantir Technologies, Inc.,
Class A *(d) 90,785 1,994,546
Palo Alto Networks, Inc. * 12,399 3,606,745
Pegasystems, Inc. 1,738 103,272
Common Stocks
Shares Value ($)
Software
Perfect Corp. *(d) 206 472
Porch Group, Inc. * 10,398 33,170
PowerSchool Holdings, Inc.,
Class A *(d) 2,583 44,738
Procore Technologies, Inc. * 3,184 217,849
Progress Software Corp. (d) 1,939 96,601
PROS Holdings, Inc. *(d) 1,752 57,378
PTC, Inc. * 3,930 697,339
Q2 Holdings, Inc. *(d) 2,736 140,603
Qualys, Inc. * 1,555 254,880
Rapid7, Inc. *(d) 2,533 113,478
Red Violet, Inc. * 48 805
ReposiTrak, Inc. 4,095 64,824
Rimini Street, Inc. * 862 2,293
RingCentral, Inc., Class A *(d) 3,942 116,762
Riot Platforms, Inc. *(d) 7,617 77,008
Roadzen, Inc. * 189 786
Roper Technologies, Inc. 4,289 2,193,652
Rubrik, Inc., Class A * 2,817 90,200
Salesforce, Inc. 37,791 10,163,512
Samsara, Inc., Class A * 889 31,053
Sapiens International Corp.
NV 669 20,605
SEMrush Holdings, Inc.,
Class A * 2,188 26,781
SentinelOne, Inc., Class A * 8,907 188,205
ServiceNow, Inc. * 7,996 5,543,867
Smartsheet, Inc., Class A * 5,845 221,116
Smith Micro Software, Inc. *(d) 41 95
SolarWinds Corp. 1,041 11,472
SoundHound AI, Inc.,
Class A *(d) 5,136 21,777
SoundThinking, Inc. * 318 4,248
Sprinklr, Inc., Class A *(d) 3,797 44,387
Sprout Social, Inc.,
Class A *(d) 2,226 112,302
SPS Commerce, Inc. * 1,393 242,201
Synopsys, Inc. * 6,527 3,463,161
Telos Corp. * 16,230 55,831
Tenable Holdings, Inc. * 4,487 201,780
Teradata Corp. * 3,906 144,913
Terawulf, Inc. * 622 1,350
Tyler Technologies, Inc. * 1,721 794,328
UiPath, Inc., Class A * 16,087 305,170
Unity Software, Inc. * 12,024 291,822
Upland Software, Inc. * 134 289
Varonis Systems, Inc.,
Class B * 5,033 220,194
Verint Systems, Inc. * 3,083 93,353
Veritone, Inc. * 1,052 3,440
Vertex, Inc., Class A * 250 7,283
Viant Technology, Inc.,
Class A * 763 6,707
Weave Communications, Inc. * 213 2,277
WM Technology, Inc. * 377 477
Workday, Inc., Class A * 11,336 2,774,259
Workiva, Inc., Class A * 2,204 173,675
Xperi, Inc. * 1,275 13,400
Yext, Inc. * 5,502 30,206
ZeroFox Holdings, Inc. * 246 278
Zeta Global Holdings Corp.,
Class A * 3,975 49,131

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Software
Zoom Video Communications,
Inc., Class A * 10,522 642,894
Zscaler, Inc. * 3,219 556,694
Zuora, Inc., Class A * 7,235 71,337
203,354,023
Specialized REITs 0.6%
American Tower Corp. 18,894 3,241,455
Crown Castle, Inc. 17,259 1,618,549
CubeSmart 8,634 349,159
Digital Realty Trust, Inc. 12,242 1,698,945
EPR Properties 3,368 136,707
Equinix, Inc. 3,876 2,756,262
Extra Space Storage, Inc. 8,419 1,130,503
Farmland Partners, Inc. 2,746 29,547
Four Corners Property Trust,
Inc. 4,026 94,410
Gaming and Leisure
Properties, Inc. 10,746 459,177
Gladstone Land Corp. 793 10,055
Iron Mountain, Inc. 11,762 911,790
Lamar Advertising Co.,
Class A 3,662 424,243
National Storage Affiliates
Trust 3,279 114,896
Outfront Media, Inc. 6,788 107,658
PotlatchDeltic Corp. 3,509 140,395
Public Storage 6,317 1,638,946
Rayonier, Inc. 5,231 155,151
Safehold, Inc. 1,519 27,707
SBA Communications Corp.,
Class A 4,219 785,240
Uniti Group, Inc. 11,892 68,379
VICI Properties, Inc., Class A 40,655 1,160,700
Weyerhaeuser Co. 29,543 891,312
17,951,186
Specialty Retail 1.6%
1-800-Flowers.com, Inc.,
Class A * 1,244 11,283
Aaron's Co., Inc. (The) 1,235 8,534
Abercrombie & Fitch Co.,
Class A * 1,938 235,506
Academy Sports & Outdoors,
Inc. 2,868 167,204
Advance Auto Parts, Inc. (d) 2,168 158,221
American Eagle Outfitters, Inc. 7,005 169,941
America's Car-Mart, Inc. *(d) 235 13,451
Arhaus, Inc., Class A 200 2,532
Arko Corp. 3,718 15,987
Asbury Automotive Group,
Inc. *(d) 793 166,720
AutoNation, Inc. *(d) 1,107 178,393
AutoZone, Inc. * 723 2,137,477
BARK, Inc. *(d) 545 600
Bath & Body Works, Inc. 8,821 400,650
Best Buy Co., Inc. (d) 7,621 561,210
Beyond, Inc. * 1,210 24,357
Big 5 Sporting Goods Corp. (d) 1,604 5,678
Boot Barn Holdings, Inc. *(d) 1,382 147,142
Buckle, Inc. (The) (d) 1,709 63,900
Build-A-Bear Workshop, Inc. 67 2,021
Common Stocks
Shares Value ($)
Specialty Retail
Burlington Stores, Inc. * 2,630 473,242
Caleres, Inc. (d) 1,465 53,956
Camping World Holdings, Inc.,
Class A (d) 1,775 35,979
CarMax, Inc. *(d) 6,241 424,201
CarParts.com, Inc. * 945 1,162
Carvana Co., Class A * 4,001 331,763
Cato Corp. (The), Class A 907 4,372
Chewy, Inc., Class A * 616 9,234
Children's Place, Inc.
(The) *(d) 278 1,935
Citi Trends, Inc. * 461 9,884
Conn's, Inc. * 64 226
Designer Brands, Inc.,
Class A (d) 700 6,503
Destination XL Group, Inc. * 274 880
Dick's Sporting Goods, Inc. 2,309 463,971
Duluth Holdings, Inc.,
Class B *(d) 510 2,147
EVgo, Inc., Class A *(d) 3,877 7,017
Fast Retailing Co. Ltd. 15,300 3,998,614
Five Below, Inc. * 2,359 345,216
Floor & Decor Holdings, Inc.,
Class A *(d) 4,242 468,020
Foot Locker, Inc. (d) 2,754 57,421
GameStop Corp., Class A *(d) 9,932 110,146
Gap, Inc. (The) (d) 7,896 162,026
GCI Liberty, Inc. *^∞ 3,942 0
Genesco, Inc. * 465 11,769
Group 1 Automotive, Inc. 604 177,588
GrowGeneration Corp. * 1,883 5,630
Guess?, Inc. (d) 1,677 44,910
Haverty Furniture Cos., Inc. 693 21,344
Hibbett, Inc. 133 11,470
Home Depot, Inc. (The) 40,908 13,672,272
J Jill, Inc. * 327 8,149
Lands' End, Inc. * 418 5,718
Lazydays Holdings, Inc. * 840 2,974
Leslie's, Inc. *(d) 7,838 30,803
Lithia Motors, Inc., Class A (d) 1,109 282,107
LL Flooring Holdings, Inc. * 137 217
Lowe's Cos., Inc. 23,194 5,288,000
Lulu's Fashion Lounge
Holdings, Inc. *(d) 72 108
MarineMax, Inc. *(d) 798 19,687
Monro, Inc. (d) 1,200 32,700
Murphy USA, Inc. 694 287,191
National Vision Holdings, Inc. * 3,306 57,591
Nitori Holdings Co. Ltd. 38,300 5,120,446
ODP Corp. (The) * 1,761 89,653
OneWater Marine, Inc.,
Class A *(d) 225 4,660
O'Reilly Automotive, Inc. * 2,451 2,483,500
Penske Automotive Group,
Inc. 693 105,967
Petco Health & Wellness Co.,
Inc., Class A *(d) 4,302 6,453
PetMed Express, Inc. 936 3,697
RealReal, Inc. (The) *(d) 16,718 63,863
Revolve Group, Inc.,
Class A *(d) 2,097 41,751
RH *(d) 564 139,336

82 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 13,873 1,797,247
RumbleON, Inc., Class B * 4,300 22,188
Sally Beauty Holdings,
Inc. *(d) 2,925 31,736
Shimamura Co. Ltd. 26,200 1,290,180
Shoe Carnival, Inc. (d) 836 27,956
Signet Jewelers Ltd. (d) 1,711 167,729
Sleep Number Corp. * 684 9,104
Sonic Automotive, Inc.,
Class A (d) 811 46,908
Sportsman's Warehouse
Holdings, Inc. *(d) 1,596 5,107
Stitch Fix, Inc., Class A * 2,212 4,689
ThredUp, Inc., Class A *(d) 384 614
Tile Shop Holdings, Inc. * 132 887
Tilly's, Inc., Class A * 839 5,093
TJX Cos., Inc. (The) 48,505 4,563,835
Torrid Holdings, Inc. *(d) 55 279
Tractor Supply Co. (d) 4,384 1,197,183
Ulta Beauty, Inc. * 1,929 780,936
Upbound Group, Inc. 2,389 74,083
Urban Outfitters, Inc. * 2,906 113,218
Valvoline, Inc. * 4,779 203,203
Victoria's Secret & Co. * 2,255 39,733
Warby Parker, Inc., Class A * 2,443 28,681
Wayfair, Inc., Class A *(d) 3,229 161,934
Williams-Sonoma, Inc. (d) 2,503 717,810
Winmark Corp. (d) 111 39,885
Zumiez, Inc. * 1,462 25,146
50,813,640
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc. 594,329 101,232,059
Corsair Gaming, Inc. * 1,819 20,191
CPI Card Group, Inc. *(d) 302 5,209
Dell Technologies, Inc.,
Class C 1,319 164,400
Diebold Nixdorf, Inc. * 190 6,015
Eastman Kodak Co. * 736 3,312
Hewlett Packard Enterprise
Co. 53,005 901,085
HP, Inc. 35,748 1,004,161
Immersion Corp. 151 1,098
Intevac, Inc. *(d) 1,692 7,157
IonQ, Inc. *(d) 7,550 64,553
NetApp, Inc. 9,186 938,901
Pure Storage, Inc.,
Class A *(d) 12,056 607,622
Seagate Technology Holdings
plc (d) 1,014 87,113
Super Micro Computer,
Inc. *(d) 2,031 1,744,223
Turtle Beach Corp. * 456 6,430
Western Digital Corp. *(d) 13,387 948,201
Xerox Holdings Corp. (d) 5,461 72,577
107,814,307
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Inc., Class A * 615 371
Asics Corp. 70,500 3,000,872
Birkenstock Holding plc * 1,271 56,903
Capri Holdings Ltd. * 4,077 144,652
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Carter's, Inc. 1,395 95,432
Columbia Sportswear Co. 984 78,356
Crocs, Inc. * 2,440 303,463
Deckers Outdoor Corp. * 1,031 843,842
Figs, Inc., Class A *(d) 6,297 32,178
Fossil Group, Inc. * 1,892 1,471
G-III Apparel Group Ltd. * 1,712 48,193
Hanesbrands, Inc. *(d) 9,880 45,053
Kontoor Brands, Inc. 1,962 121,762
Lanvin Group Holdings Ltd. * 214 385
Levi Strauss & Co., Class A 514 10,907
Lululemon Athletica, Inc. * 4,462 1,608,997
Movado Group, Inc. 662 16,861
NIKE, Inc., Class B 47,871 4,416,578
Oxford Industries, Inc. (d) 729 78,572
PVH Corp. (d) 2,512 273,306
Ralph Lauren Corp., Class A 1,626 266,079
Rocky Brands, Inc. 205 5,283
Skechers USA, Inc., Class A * 5,170 341,478
Steven Madden Ltd. 3,659 147,860
Superior Group of Cos., Inc. 3,842 62,509
Tapestry, Inc. 9,259 369,619
Under Armour, Inc.,
Class A *(d) 17,271 114,450
Unifi, Inc. * 73 436
Vera Bradley, Inc. *(d) 1,856 12,231
VF Corp. 13,998 174,415
Wolverine World Wide, Inc. (d) 532 5,714
12,678,228
Tobacco 0.3%
Altria Group, Inc. 72,303 3,167,594
Ispire Technology, Inc. *(d) 62 321
Philip Morris International, Inc. 62,580 5,941,345
Turning Point Brands, Inc. 384 11,075
Universal Corp. 681 35,024
Vector Group Ltd. 6,872 71,125
9,226,484
Trading Companies & Distributors 0.4%
AerCap Holdings NV * 976 82,462
Air Lease Corp., Class A 4,485 225,326
Alta Equipment Group, Inc. 687 7,633
Applied Industrial
Technologies, Inc. 1,589 291,184
Beacon Roofing Supply, Inc. * 2,268 223,466
BlueLinx Holdings, Inc. * 311 34,107
Boise Cascade Co. 1,548 204,754
Core & Main, Inc., Class A *(d) 6,086 343,676
Custom Truck One Source,
Inc. *(d) 730 3,643
Distribution Solutions Group,
Inc. * 380 12,529
DNOW, Inc. * 1,311 18,498
DXP Enterprises, Inc. * 609 29,695
EVI Industries, Inc. (d) 346 7,100
Fastenal Co. 22,921 1,557,253
Ferguson plc 10,810 2,269,019
FTAI Aviation Ltd. (d) 4,391 308,292
GATX Corp. 1,269 155,275
Global Industrial Co. 502 19,332
GMS, Inc. * 1,809 167,369

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Trading Companies & Distributors
H&E Equipment Services, Inc. 1,507 72,773
Herc Holdings, Inc. 1,245 178,072
Hudson Technologies, Inc. * 203 2,014
Karat Packaging, Inc. 35 949
McGrath RentCorp 1,153 122,979
MRC Global, Inc. * 3,116 34,993
MSC Industrial Direct Co.,
Inc., Class A (d) 1,802 164,414
Rush Enterprises, Inc.,
Class A 3,019 131,574
SiteOne Landscape Supply,
Inc. *(d) 1,825 286,324
Titan Machinery, Inc. * 748 16,650
Transcat, Inc. *(d) 255 27,379
United Rentals, Inc. 2,743 1,832,297
Watsco, Inc. (d) 1,373 614,720
WESCO International, Inc. (d) 1,805 275,714
Willis Lease Finance Corp. * 198 9,625
WW Grainger, Inc. (d) 1,856 1,710,026
Xometry, Inc., Class A *(d) 1,758 31,415
11,472,531
Transportation Infrastructure 0.0%
†
Sky Harbour Group Corp. * 44 406
Water Utilities 0.0%
†
American States Water Co. 1,717 121,632
American Water Works Co.,
Inc. 8,055 985,288
Artesian Resources Corp.,
Class A (d) 296 10,354
Cadiz, Inc. * 2,895 6,601
California Water Service
Group (d) 2,649 130,119
Consolidated Water Co. Ltd. 149 3,792
Essential Utilities, Inc. 10,154 371,433
Global Water Resources, Inc. 434 5,312
Middlesex Water Co. 92 4,666
Pure Cycle Corp. * 766 7,308
SJW Group (d) 1,474 80,259
York Water Co. (The) 1,058 37,570
1,764,334
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 3,065 27,769
Spok Holdings, Inc. 1,273 19,668
Telephone & Data Systems,
Inc. (d) 2,738 42,850
Tingo Group, Inc. *(d) 8,096 161
T-Mobile US, Inc. 20,598 3,381,573
United States Cellular Corp. * 72 2,618
3,474,639
Total Common Stocks
(cost $1,320,715,042)
2,089,197,081
Corporate Bonds 6.9%
Principal
Amount ($)
Aerospace & Defense 0.3%
Boeing Co. (The) ,
4.88%, 5/1/2025 1,300,000 1,283,855
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
2.75%, 2/1/2026 400,000 376,865
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 1,600,000 1,597,161
Northrop Grumman Corp. ,
2.93%, 1/15/2025 1,780,000 1,745,863
RTX Corp. ,
3.15%, 12/15/2024 50,000 49,202
5.75%, 11/8/2026 2,350,000 2,366,843
TransDigm, Inc. ,
6.38%, 3/1/2029(a) 280,000 277,862
7.13%, 12/1/2031(a) 170,000 173,242
7,870,893
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 790,000 636,291
General Motors Co. ,
6.13%, 10/1/2025 1,340,000 1,344,507
Hyundai Capital America ,
5.95%, 9/21/2026(a) 330,000 331,107
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(a) 50,000 46,152
2,358,057
Banks 1.6%
Banco Santander SA ,
2.75%, 5/28/2025 800,000 774,645
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(e) 800,000 761,127
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 1,020,000 969,302
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,220,000 1,119,274
Bank of America NA ,
5.65%, 8/18/2025 2,330,000 2,333,642
Bank of Montreal ,
1.85%, 5/1/2025 2,710,000 2,612,333
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 1,440,000 1,373,460
5.45%, 6/12/2025(d) 1,490,000 1,486,738
5.25%, 6/12/2028 1,520,000 1,508,152
BNP Paribas SA ,
(CME Term SOFR 3
Month + 1.37%), 2.82%,
11/19/2025(a)(e) 3,750,000 3,683,155
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.34%, 6/12/2029(a)(e) 1,650,000 1,634,236
Citigroup, Inc. ,
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 1,290,000 1,288,345
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 1,070,000 1,042,629
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 750,000 692,141

84 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 950,000 869,827
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 2,380,000 2,244,701
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 2,200,000 2,102,263
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 860,000 863,707
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 1,470,000 1,348,510
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 200,000 199,374
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(d)(e) 2,790,000 2,689,891
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 750,000 692,094
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 720,000 716,967
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 340,000 333,595
Morgan Stanley Bank NA ,
4.75%, 4/21/2026 390,000 384,922
National Securities Clearing
Corp. ,
5.15%, 5/30/2025(a) 830,000 826,645
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 1,210,000 1,206,356
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.32%), 5.81%,
6/12/2026(e) 1,460,000 1,460,302
Royal Bank of Canada ,
3.38%, 4/14/2025 2,310,000 2,262,905
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 650,000 592,587
Swedbank AB ,
3.36%, 4/4/2025(a) 1,170,000 1,144,666
Toronto-Dominion Bank (The) ,
1.15%, 6/12/2025 60,000 57,187
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The),
5.52%, 7/17/2028 1,310,000 1,314,312
Truist Financial Corp. ,
(SOFR + 2.05%), 6.05%,
6/8/2027(e) 710,000 713,759
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 620,000 529,671
US Bancorp ,
1.45%, 5/12/2025(d) 1,090,000 1,045,639
(SOFR + 0.73%), 2.22%,
1/27/2028(e) 160,000 146,204
(SOFR + 2.02%), 5.78%,
6/12/2029(e) 720,000 721,424
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 700,000 686,558
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,430,000 1,378,718
(SOFR + 1.74%), 5.57%,
7/25/2029(e) 2,560,000 2,551,824
Westpac Banking Corp. ,
1.15%, 6/3/2026 630,000 578,291
50,942,078
Beverages 0.0%
†
Constellation Brands, Inc. ,
3.60%, 5/9/2024 220,000 219,884
5.00%, 2/2/2026(d) 430,000 425,239
645,123
Biotechnology 0.2%
AbbVie, Inc. ,
2.60%, 11/21/2024 340,000 334,582
3.80%, 3/15/2025 750,000 738,672
2.95%, 11/21/2026 2,130,000 2,011,200
4.80%, 3/15/2027 1,820,000 1,798,101
4,882,555
Broadline Retail 0.1%
Amazon.com, Inc. ,
3.30%, 4/13/2027 290,000 275,745
1.20%, 6/3/2027 1,200,000 1,067,809
eBay, Inc. ,
1.40%, 5/10/2026(d) 760,000 699,801
Prosus NV ,
Reg. S, 4.85%, 7/6/2027 560,000 536,200
3.06%, 7/13/2031(a)(d) 1,050,000 841,661
3,421,216
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 153,000 148,852
Capital Markets 0.5%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 760,000 731,488
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 910,000 835,848
(SOFR + 2.21%), 5.64%,
5/19/2029(d)(e) 460,000 460,724
Credit Suisse AG ,
2.95%, 4/9/2025 3,620,000 3,527,494

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(e) 920,000 913,934
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 830,000 813,456
3.75%, 5/22/2025 3,880,000 3,803,889
(SOFR + 1.27%), 5.73%,
4/25/2030(e) 910,000 911,481
Morgan Stanley ,
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 1,480,000 1,427,436
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 680,000 620,976
(SOFR + 1.26%), 5.66%,
4/18/2030(e) 920,000 920,195
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 330,000 324,839
15,291,760
Chemicals 0.1%
MEGlobal BV ,
2.63%, 4/28/2028(a) 780,000 685,441
MEGlobal Canada ULC ,
Reg. S, 5.88%, 5/18/2030 620,000 613,986
OCP SA ,
Reg. S, 4.50%, 10/22/2025 930,000 909,075
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 860,000 791,566
2.88%, 5/11/2031(a) 250,000 203,275
3,203,343
Commercial Services & Supplies 0.0%
†
GFL Environmental, Inc. ,
5.13%, 12/15/2026(a) 310,000 301,876
6.75%, 1/15/2031(a)(d) 150,000 151,212
453,088
Construction Materials 0.1%
Inversiones CMPC SA ,
Reg. S, 3.85%, 1/13/2030 1,490,000 1,334,237
Consumer Finance 0.3%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026(d) 940,000 868,496
6.10%, 1/15/2027 740,000 745,771
American Express Co. ,
3.38%, 5/3/2024 740,000 739,949
3.95%, 8/1/2025 1,610,000 1,577,448
(SOFR + 0.75%), 5.65%,
4/23/2027(e) 260,000 260,061
(SOFR + 0.97%), 5.39%,
7/28/2027(e) 460,000 457,539
4.05%, 5/3/2029(d) 130,000 123,682
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(e) 460,000 456,572
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp. ,
4.95%, 1/9/2026(d) 1,980,000 1,964,471
Ford Motor Credit Co. LLC ,
5.11%, 5/3/2029(d) 760,000 724,151
John Deere Capital Corp. ,
4.95%, 7/14/2028 1,080,000 1,071,036
PACCAR Financial Corp. ,
1.10%, 5/11/2026 430,000 396,214
9,385,390
Diversified Telecommunication Services 0.1%
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 220,000 178,783
Verizon Communications, Inc. ,
2.63%, 8/15/2026 700,000 658,081
2.10%, 3/22/2028 1,700,000 1,505,255
2.36%, 3/15/2032 711,000 567,280
2,909,399
Electric Utilities 0.3%
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(d) 940,000 936,891
Comision Federal de
Electricidad ,
3.88%, 7/26/2033(a) 410,000 322,621
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 440,000 428,060
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 2,500,000 2,322,289
Georgia Power Co. ,
5.00%, 2/23/2027 970,000 961,035
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 240,000 240,154
Pacific Gas and Electric Co. ,
5.55%, 5/15/2029 550,000 543,947
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 880,000 865,733
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
Reg. S, 3.00%, 6/30/2030 530,000 451,171
Southern California Edison
Co. ,
Series E, 3.70%, 8/1/2025 1,360,000 1,327,393
4.90%, 6/1/2026 1,520,000 1,501,321
5.65%, 10/1/2028 630,000 633,995
10,534,610
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 700,000 686,397
6.41%, 3/15/2026 210,000 210,059
3.76%, 3/15/2027 670,000 631,339
1,527,795
Financial Services 0.1%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 1,510,000 1,390,636

86 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 2,280,000 2,185,367
Shell International Finance
BV ,
2.88%, 5/10/2026 280,000 267,385
3,843,388
Food Products 0.0%
†
Mondelez International, Inc. ,
1.50%, 5/4/2025 440,000 422,051
Gas Utilities 0.1%
Promigas SA ESP ,
Reg. S, 3.75%, 10/16/2029 1,570,000 1,373,608
Ground Transportation 0.0%
†
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 1,360,000 1,240,459
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. ,
3.36%, 6/6/2024 454,000 452,899
Solventum Corp. ,
5.45%, 2/25/2027(a) 620,000 614,775
1,067,674
Health Care Providers & Services 0.4%
Cardinal Health, Inc. ,
5.13%, 2/15/2029 760,000 748,072
Cigna Group (The) ,
3.25%, 4/15/2025 40,000 39,093
CVS Health Corp. ,
3.88%, 7/20/2025 3,060,000 2,993,033
5.00%, 1/30/2029 1,660,000 1,630,331
Elevance Health, Inc. ,
4.90%, 2/8/2026 1,020,000 1,007,419
Humana, Inc. ,
4.50%, 4/1/2025 90,000 88,953
5.75%, 12/1/2028 1,350,000 1,355,262
LifePoint Health, Inc. ,
9.88%, 8/15/2030(a) 30,000 31,239
McKesson Corp. ,
4.90%, 7/15/2028 1,840,000 1,811,559
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(d) 300,000 276,160
3.70%, 5/15/2027 780,000 746,789
4.70%, 4/15/2029(d) 1,420,000 1,388,931
12,116,841
Hotels, Restaurants & Leisure 0.1%
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a) 310,000 314,184
7.00%, 2/15/2030(a) 60,000 60,422
6.50%, 2/15/2032(a) 50,000 49,262
Carnival Holdings Bermuda
Ltd. ,
10.38%, 5/1/2028(a) 400,000 433,707
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 260,000 250,121
3.50%, 8/18/2026 185,000 174,308
McDonald's Corp. ,
3.30%, 7/1/2025 910,000 887,411
1.45%, 9/1/2025 80,000 75,834
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
McDonald’s Corp.,
3.70%, 1/30/2026 900,000 875,204
NCL Corp. Ltd. ,
8.38%, 2/1/2028(a) 220,000 229,424
8.13%, 1/15/2029(a) 200,000 208,288
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 480,000 467,119
4,025,284
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. ,
1.10%, 3/1/2027(d) 500,000 447,929
Insurance 0.1%
Aon North America, Inc. ,
5.15%, 3/1/2029 880,000 868,223
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 142,538
New York Life Global Funding ,
0.95%, 6/24/2025(a) 100,000 94,905
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 2,120,000 2,074,480
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 510,000 485,655
3,665,801
Media 0.2%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 1,050,000 1,035,626
Comcast Corp. ,
3.95%, 10/15/2025 1,120,000 1,095,940
4.15%, 10/15/2028(d) 270,000 258,547
CSC Holdings LLC ,
4.13%, 12/1/2030(a) 210,000 133,396
4.50%, 11/15/2031(a) 700,000 444,213
DISH DBS Corp. ,
5.25%, 12/1/2026(a)(d) 150,000 117,958
5.75%, 12/1/2028(a) 640,000 432,180
Fox Corp. ,
3.05%, 4/7/2025 1,370,000 1,336,434
3.50%, 4/8/2030(d) 130,000 116,140
4,970,434
Metals & Mining 0.1%
ArcelorMittal SA ,
6.55%, 11/29/2027 540,000 553,836
First Quantum Minerals Ltd. ,
9.38%, 3/1/2029(a) 430,000 444,265
Freeport-McMoRan, Inc. ,
4.55%, 11/14/2024 640,000 635,162
Glencore Funding LLC ,
5.40%, 5/8/2028(a) 1,160,000 1,147,671
Southern Copper Corp. ,
3.88%, 4/23/2025 940,000 922,089
Vale Overseas Ltd. ,
6.88%, 11/21/2036 130,000 133,238
3,836,261

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0.0%
†
Engie SA ,
5.25%, 4/10/2029(a) 900,000 886,110
Oil, Gas & Consumable Fuels 0.9%
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 490,000 491,669
6.04%, 8/15/2028(a) 700,000 706,337
Continental Resources, Inc. ,
3.80%, 6/1/2024 450,000 448,690
2.27%, 11/15/2026(a) 270,000 247,669
4.38%, 1/15/2028 480,000 457,630
Coterra Energy, Inc. ,
3.90%, 5/15/2027 440,000 418,510
Devon Energy Corp. ,
5.25%, 9/15/2024 560,000 558,424
5.85%, 12/15/2025 1,810,000 1,811,623
5.25%, 10/15/2027 820,000 810,564
Diamondback Energy, Inc. ,
5.20%, 4/18/2027 360,000 357,386
Ecopetrol SA ,
5.38%, 6/26/2026 810,000 789,744
Energy Transfer LP ,
2.90%, 5/15/2025 1,420,000 1,380,516
5.55%, 2/15/2028 660,000 659,317
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 640,000 630,945
3.70%, 2/15/2026 60,000 58,340
4.15%, 10/16/2028 590,000 563,651
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 900,000 901,250
EQT Corp. ,
6.13%, 2/1/2025(c)(d) 438,000 437,783
3.13%, 5/15/2026(a)(d) 315,000 297,625
3.90%, 10/1/2027(d) 820,000 773,425
5.00%, 1/15/2029 20,000 19,300
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 1,250,000 1,250,000
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 730,000 719,430
MPLX LP ,
4.00%, 2/15/2025 80,000 78,759
4.88%, 6/1/2025 720,000 713,208
1.75%, 3/1/2026 850,000 792,074
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 648,000 648,018
3.00%, 2/15/2027 264,000 244,847
8.50%, 7/15/2027 1,372,000 1,466,270
Petrobras Global Finance BV ,
5.75%, 2/1/2029 370,000 360,140
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,190,000 887,101
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 2,130,000 1,977,642
QazaqGaz NC JSC ,
Reg. S, 4.38%, 9/26/2027 1,430,000 1,332,188
Southwestern Energy Co. ,
8.38%, 9/15/2028 430,000 443,903
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 990,000 1,019,230
Venture Global LNG, Inc. ,
9.50%, 2/1/2029(a) 410,000 440,693
Western Midstream Operating
LP ,
3.95%, 6/1/2025 410,000 401,639
4.50%, 3/1/2028 490,000 467,960
4.75%, 8/15/2028 250,000 241,229
6.35%, 1/15/2029 490,000 500,285
Williams Cos., Inc. (The) ,
4.55%, 6/24/2024 700,000 698,597
27,503,611
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 1,030,000 1,026,012
5.00%, 1/15/2030 320,000 301,217
1,327,229
Passenger Airlines 0.0%
†
American Airlines, Inc. ,
8.50%, 5/15/2029(a) 430,000 447,919
Personal Care Products 0.1%
Haleon UK Capital plc ,
3.13%, 3/24/2025 540,000 527,183
Haleon US Capital LLC ,
3.38%, 3/24/2027 890,000 840,577
Kenvue, Inc. ,
5.05%, 3/22/2028 890,000 886,599
2,254,359
Pharmaceuticals 0.3%
Bristol-Myers Squibb Co. ,
4.95%, 2/20/2026 170,000 168,827
4.90%, 2/22/2027 790,000 783,360
Eli Lilly & Co. ,
4.50%, 2/9/2029(d) 1,620,000 1,581,623
Merck & Co., Inc. ,
1.45%, 6/24/2030 90,000 72,520
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026(d) 2,910,000 2,860,283
Pfizer, Inc. ,
0.80%, 5/28/2025(d) 1,020,000 972,000
Roche Holdings, Inc. ,
4.79%, 3/8/2029(a) 1,020,000 1,005,751
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 1,470,000 1,361,836
4.75%, 5/9/2027 500,000 478,177
5.13%, 5/9/2029 300,000 284,184
9,568,561
Professional Services 0.0%
†
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(d) 650,000 572,667

88 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.15%, 11/15/2025 720,000 693,676
3.14%, 11/15/2035(a) 830,000 644,120
Intel Corp. ,
1.60%, 8/12/2028 1,020,000 876,722
5.13%, 2/10/2030(d) 200,000 197,923
Microchip Technology, Inc. ,
0.98%, 9/1/2024 610,000 600,324
NXP BV ,
2.70%, 5/1/2025 1,810,000 1,758,522
Texas Instruments, Inc. ,
1.75%, 5/4/2030 340,000 281,140
TSMC Arizona Corp. ,
1.75%, 10/25/2026(d) 850,000 777,960
5,830,387
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 840,000 815,461
4.50%, 5/6/2028 1,330,000 1,288,413
2,103,874
Specialty Retail 0.0%
†
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 10,000 9,281
2.88%, 4/15/2027 160,000 150,225
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 420,000 397,718
1.70%, 9/15/2028 770,000 661,485
1,218,709
Tobacco 0.2%
Altria Group, Inc. ,
2.35%, 5/6/2025 920,000 889,710
4.40%, 2/14/2026(d) 146,000 143,097
2.63%, 9/16/2026(d) 860,000 805,199
6.20%, 11/1/2028(d) 70,000 71,733
BAT Capital Corp. ,
3.56%, 8/15/2027 114,000 106,909
BAT International Finance plc ,
1.67%, 3/25/2026(d) 1,060,000 984,273
5.93%, 2/2/2029 460,000 464,150
Philip Morris International,
Inc. ,
1.50%, 5/1/2025 90,000 86,497
0.88%, 5/1/2026 580,000 530,362
4.75%, 2/12/2027 960,000 945,762
5,027,692
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
3.38%, 7/1/2025 90,000 87,471
1.88%, 8/15/2026 490,000 449,077
5.30%, 2/1/2028 260,000 256,068
792,616
Transportation Infrastructure 0.0%
†
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 950,000 918,660
Wireless Telecommunication Services 0.2%
Sprint LLC ,
7.13%, 6/15/2024 2,439,000 2,440,358
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 1,290,000 1,263,049
3.50%, 4/15/2031 840,000 738,750
4,442,157
Total Corporate Bonds
(cost $222,607,270)
214,812,677
Exchange Traded Funds 1.9%
Shares
Debt Funds 0.5%
Vanguard Intermediate-Term
Corporate Bond ETF(d) 157,861 12,369,988
Vanguard Long-Term
Corporate Bond ETF(d) 56,946 4,218,560
16,588,548
Equity Funds 1.4%
iShares Russell 1000 ETF(d) 79,735 22,005,265
Vanguard High Dividend Yield
ETF 7 815
Vanguard Russell 1000 96,430 22,011,112
44,017,192
Total Exchange Traded Funds
(cost $55,933,143)
60,605,740
Foreign Government Securities 0.1%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 33,130 19,495
0.75%, 7/9/2030(c) 200 116
Provincia de Buenos Aires,
Reg. S, 6.37%, 9/1/2037(c) 657,739 290,392
6.37%, 9/1/2037(a)(c) 295,734 130,567
440,570
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 750,000 563,437
MEXICO 0.1%
Mex Bonos Desarr Fix Rt,
8.00%, 11/7/2047 MXN 26,410,000 1,261,905
United Mexican States,
3.50%, 2/12/2034 1,510,000 1,208,946
2,470,851
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 300,000 297,000
6.25%, 5/23/2033(a) 250,000 210,635
507,635
Total Foreign Government Securities
(cost $4,232,323)
3,982,493

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 89
Master Limited Partnership 0.0%
†
Shares Value ($)
Oil, Gas & Consumable Fuels 0.0%
†
Plains GP Holdings LP 993 18,083
Total Master Limited
Partnership
(cost $16,985) 18,083
Mortgage-Backed Securities 1.9%
Principal
Amount ($)
FHLMC UMBS Pool
Pool# RB5071
2.00%, 9/1/2040 827,364 676,677
Pool# RB5105
2.00%, 3/1/2041 1,464,762 1,197,935
Pool# RB5114
2.00%, 6/1/2041 77,196 63,133
Pool# RB5121
2.00%, 8/1/2041 477,629 388,838
Pool# RB5131
2.00%, 10/1/2041 813,136 658,611
Pool# SC0460
2.00%, 12/1/2041 194,678 157,600
Pool# RB5141
2.00%, 1/1/2042 84,335 68,203
Pool# RB5145
2.00%, 2/1/2042 169,953 137,371
Pool# QK1354
2.00%, 2/1/2042 168,930 136,615
Pool# RB5154
2.50%, 4/1/2042 1,127,354 942,308
Pool# SC0493
2.00%, 5/1/2042 99,496 80,088
Pool# SD2866
4.00%, 7/1/2049 90,714 82,946
Pool# SD5352
4.00%, 7/1/2050 100,000 91,607
Pool# SD7534
2.50%, 2/1/2051 912,507 739,767
Pool# SD0781
3.00%, 11/1/2051 614,915 510,792
Pool# QD2260
3.00%, 12/1/2051 78,288 65,226
Pool# QD7333
3.00%, 2/1/2052 90,214 74,773
Pool# RA7186
4.00%, 4/1/2052 1,018,574 920,139
Pool# RA7185
4.00%, 4/1/2052 597,868 538,506
Pool# SD8214
3.50%, 5/1/2052 722,362 623,262
Pool# SD2549
4.00%, 7/1/2052 85,620 78,120
Pool# SD1807
4.50%, 7/1/2052 639,806 593,633
Pool# QF3213
4.50%, 11/1/2052 369,530 340,718
Pool# SD2251
4.50%, 11/1/2052 275,023 253,537
Pool# SD2245
5.50%, 12/1/2052 92,907 90,428
Pool# QF4924
6.00%, 12/1/2052 154,696 154,675
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2474
5.50%, 1/1/2053 88,732 86,401
Pool# SD2384
6.50%, 2/1/2053 413,919 421,159
Pool# SD2452
6.50%, 2/1/2053 178,840 181,758
Pool# SD2578
6.00%, 3/1/2053 90,863 90,383
Pool# RA8694
5.00%, 4/1/2053 374,596 358,985
Pool# QG2834
5.00%, 4/1/2053 88,818 84,290
Pool# SD2688
5.50%, 4/1/2053 278,252 271,145
Pool# QG1295
5.50%, 4/1/2053 95,506 92,842
Pool# SD2762
5.50%, 5/1/2053 286,424 279,449
Pool# SD3382
5.00%, 6/1/2053 191,364 181,776
Pool# SD3432
6.00%, 7/1/2053 92,682 92,565
Pool# SD3900
5.50%, 8/1/2053 380,559 369,616
Pool# SD3642
6.00%, 9/1/2053 191,403 191,881
Pool# RJ1350
6.00%, 4/1/2054 200,000 199,189
FNMA Pool# BF0301 ,
4.50%, 8/1/2058 264,725
246,001
FNMA UMBS Pool
Pool# CA7422
2.00%, 10/1/2040 2,119,357 1,733,774
Pool# MA4422
2.00%, 9/1/2041 1,275,577 1,033,452
Pool# MA4446
2.00%, 10/1/2041 401,133 324,824
Pool# MA4473
1.50%, 11/1/2041 1,257,002 981,888
Pool# MA4474
2.00%, 11/1/2041 163,414 132,261
Pool# CB2113
2.50%, 11/1/2041 667,658 560,287
Pool# MA4540
2.00%, 2/1/2042 1,011,340 817,686
Pool# FS6691
1.50%, 3/1/2042 587,525 458,933
Pool# MA4570
2.00%, 3/1/2042 85,179 68,833
Pool# FS0995
2.50%, 3/1/2042 1,177,583 985,272
Pool# CB3077
2.50%, 3/1/2042 422,696 353,669
Pool# MA4586
2.00%, 4/1/2042 434,026 350,559
Pool# MA4587
2.50%, 4/1/2042 258,916 216,446
Pool# MA4617
3.00%, 4/1/2042 84,382 72,536
Pool# FS7180
2.00%, 5/1/2042 493,043 398,224

90 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4606
2.00%, 5/1/2042 88,110 71,165
Pool# MA4607
2.50%, 5/1/2042 173,144 144,601
Pool# MA4643
3.00%, 5/1/2042 1,655,081 1,422,422
Pool# FS7170
2.00%, 8/1/2042 592,227 482,259
Pool# FS7419
2.00%, 8/1/2042 198,535 159,883
Pool# FM3049
4.00%, 4/1/2044 349,553 320,262
Pool# FS4448
4.00%, 12/1/2044 89,354 81,907
Pool# FS1248
3.00%, 2/1/2047 1,030,720 885,197
Pool# CA2472
4.00%, 10/1/2048 165,440 150,403
Pool# CA5371
4.00%, 3/1/2050 158,701 143,320
Pool# CA7257
2.50%, 10/1/2050 141,273 114,005
Pool# FM5313
2.50%, 10/1/2050 77,730 62,350
Pool# FS0957
3.00%, 3/1/2052 696,296 576,119
Pool# CB3234
3.00%, 4/1/2052 347,519 289,372
Pool# BV5405
4.00%, 4/1/2052 79,640 72,177
Pool# CB3880
5.00%, 6/1/2052 81,668 78,187
Pool# BW0048
5.00%, 7/1/2052 164,519 156,856
Pool# CB4418
5.50%, 8/1/2052 80,817 78,502
Pool# BX0553
5.50%, 10/1/2052 89,500 87,007
Pool# BX2186
4.50%, 11/1/2052 474,738 437,768
Pool# FS3977
4.50%, 11/1/2052 366,080 337,964
Pool# FS3813
4.50%, 11/1/2052 112,382 103,602
Pool# CB5108
5.50%, 11/1/2052 730,860 711,508
Pool# CB5156
6.50%, 11/1/2052 85,612 87,074
Pool# FS4454
6.00%, 4/1/2053 91,056 90,463
Pool# FS4524
5.00%, 5/1/2053 94,580 89,841
Pool# FS4573
6.00%, 5/1/2053 275,454 274,133
Pool# FS5647
5.50%, 7/1/2053 190,519 185,759
Pool# FS5306
6.00%, 7/1/2053 94,141 95,038
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 5/25/2054 600,000 495,353
5.00%, 5/25/2054 3,200,000 3,032,025
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
6.50%, 5/25/2054 200,000 201,508
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 45,864
40,057
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 73,321 65,669
Pool# MA5192
4.00%, 5/20/2048 105,274 96,634
Pool# MA5194
5.00%, 5/20/2048 106,772 103,817
Pool# MA5265
4.50%, 6/20/2048 306,799 289,761
Pool# 784985
3.50%, 9/20/2048 45,256 40,391
Pool# MA5530
5.00%, 10/20/2048 120,646 117,251
Pool# MA5597
5.00%, 11/20/2048 243,781 237,159
Pool# MA5711
4.50%, 1/20/2049 924,195 872,448
Pool# MA5817
4.00%, 3/20/2049 60,246 55,210
Pool# MA5876
4.00%, 4/20/2049 48,041 44,025
Pool# MA5878
5.00%, 4/20/2049 149,748 145,141
Pool# MA6287
5.00%, 11/20/2049 46,332 45,043
Pool# BS1728
4.00%, 1/20/2050 34,556 32,071
Pool# MA6413
5.00%, 1/20/2050 69,718 67,727
Pool# BM7534
3.50%, 2/20/2050 55,299 48,720
Pool# BS1742
4.00%, 2/20/2050 30,161 27,923
Pool# BS1757
4.00%, 3/20/2050 29,319 27,208
Pool# BS8420
4.00%, 4/20/2050 116,444 106,000
Pool# MA6930
2.00%, 10/20/2050 963,374 758,965
Pool# BT1888
2.50%, 12/20/2050 228,853 188,760
Pool# BS8546
2.50%, 12/20/2050 137,680 110,485
Pool# MA7184
2.00%, 2/20/2051 599,041 454,521
Pool# MA7192
2.00%, 2/20/2051 402,040 316,659
Pool# MA7303
2.00%, 4/20/2051 539,108 409,046
Pool# CD8312
2.50%, 5/20/2051 139,834 113,465
Pool# MA7648
Pool# 786082
3.00%, 11/20/2051 82,972 70,939
Pool# MA7768
3.00%, 12/20/2051 1 1
Pool# BZ4383
3.00%, 1/20/2052 128,965 108,460

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 91
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 785944
3.00%, 2/20/2052 422,919 361,191
Pool# 786843
3.00%, 3/20/2052 188,484 159,225
Pool# 786107
3.00%, 3/20/2052 82,628 70,619
Pool# 786077
3.00%, 3/20/2052 80,704 68,775
Pool# 786429
4.00%, 6/20/2052 91,164 83,085
Pool# MA8100
4.00%, 6/20/2052 89,665 81,276
Pool# CK9592
4.00%, 6/20/2052 86,849 78,952
Pool# MA8197
2.50%, 8/20/2052 512,779 420,746
Pool# MA8202
5.00%, 8/20/2052 1,877,710 1,800,628
Pool# MA8428
5.00%, 11/20/2052 460,119 441,022
Pool# MA8429
5.50%, 11/20/2052 449,337 440,943
Pool# MA8490
5.00%, 12/20/2052 92,250 88,409
Pool# MA8569
5.00%, 1/20/2053 466,940 447,278
Pool# 786474
5.00%, 1/20/2053 91,806 88,586
Pool# MA8642
2.50%, 2/20/2053 820,720 673,809
Pool# MA8726
5.50%, 3/20/2053 184,525 181,076
Pool# MA8798
4.00%, 4/20/2053 95,145 86,243
Pool# MA8801
5.50%, 4/20/2053 186,786 183,294
Pool# 786823
5.50%, 7/20/2053 96,518 95,578
Pool# 786835
5.50%, 8/20/2053 194,765 191,511
GNMA TBA
4.00%, 5/15/2054 600,000 543,673
4.50%, 5/15/2054 1,200,000 1,117,488
5.50%, 5/15/2054 6,800,000 6,666,199
6.00%, 5/15/2054 5,500,000 5,513,860
6.50%, 5/15/2054 3,700,000 3,746,170
Total Mortgage-Backed Securities
(cost $63,564,277)
61,442,814
Purchased Options 0.0%
†
Number of
Contracts
Put Options 0.0%
†
Equity Funds 0.0%
†
SPDR S&P 500 ETF Trust
6/21/2024 at USD 460.00,
American Style, Notional
Amount: USD 9,890,000
JPMorgan Chase Bank NA* 215 44,258
0
Purchased Options
Number of
Contracts Value ($)
Put Options
Future Interest Rate Options 0.0%
†
3 Month SOFR 12/13/2024
at USD 95.50, American
Style, Notional Amount:
USD 13,000,000 Exchange
Traded* 52 87,100
U.S. Treasury 10 Year Note
5/24/2024 at USD 107.00,
American Style, Notional
Amount: USD 13,500,000
Exchange Traded* 135 78,047
U.S. Treasury 10 Year Note
5/24/2024 at USD 107.50,
American Style, Notional
Amount: USD 10,300,000
Exchange Traded* 103 83,688
0
248,835
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month SOFR 6/14/2024
at USD 95.13, American
Style, Notional Amount:
USD 7,250,000 Exchange
Traded* 29 906
3 Month SOFR 9/13/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 1,425
3 Month SOFR 6/14/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 300
3 Month SOFR 9/12/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 15,675
3 Month SOFR 6/13/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 11,594
3 Month SOFR 3/14/2025
at USD 96.50, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 7,656
3 Month SOFR 3/14/2025
at USD 97.25, American
Style, Notional Amount:
USD 31,250,000 Exchange
Traded* 125 14,062
3 Month SOFR 12/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 34,750,000 Exchange
Traded* 139 8,687

92 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 12/13/2024
at USD 96.25, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 4,537
3 Month SOFR 9/13/2024
at USD 95.25, American
Style, Notional Amount:
USD 6,500,000 Exchange
Traded* 26 3,575
3 Month SOFR 9/13/2024
at USD 96.00, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 2,475
3 Month SOFR 9/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 2,050
3 Month SOFR 6/14/2024
at USD 97.25, American
Style, Notional Amount:
USD 13,750,000 Exchange
Traded* 55 344
3 Month SOFR 6/14/2024
at USD 97.75, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded* 128 800
3 Month SOFR 12/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 2,475
3 Month SOFR 9/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,500,000 Exchange
Traded* 10 2,000
3 Month SOFR 6/13/2025
at USD 97.25, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 1,575
3 Month SOFR 3/14/2025
at USD 97.00, American
Style, Notional Amount:
USD 1,750,000 Exchange
Traded* 7 963
3 Month SOFR 6/14/2024
at USD 98.50, American
Style, Notional Amount:
USD 4,250,000 Exchange
Traded* 17 106
3 Month SOFR 6/12/2026
at USD 96.75, American
Style, Notional Amount:
USD 1,000,000 Exchange
Traded* 4 3,050
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 3/13/2026
at USD 96.75, American
Style, Notional Amount:
USD 1,000,000 Exchange
Traded* 4 2,650
3 Month SOFR 12/12/2025
at USD 96.50, American
Style, Notional Amount:
USD 7,000,000 Exchange
Traded* 28 19,250
3 Month SOFR 9/12/2025
at USD 96.50, American
Style, Notional Amount:
USD 7,750,000 Exchange
Traded* 31 16,469
3 Month SOFR 6/13/2025
at USD 96.25, American
Style, Notional Amount:
USD 4,750,000 Exchange
Traded* 19 9,025
3 Month SOFR 3/14/2025
at USD 98.00, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 563
3 Month SOFR 12/13/2024
at USD 98.00, American
Style, Notional Amount:
USD 3,250,000 Exchange
Traded* 13 488
3 Month SOFR 9/11/2026
at USD 96.63, American
Style, Notional Amount:
USD 5,500,000 Exchange
Traded* 22 20,900
3 Month SOFR 6/12/2026
at USD 96.63, American
Style, Notional Amount:
USD 5,750,000 Exchange
Traded* 23 19,550
3 Month SOFR 3/13/2026
at USD 96.63, American
Style, Notional Amount:
USD 6,250,000 Exchange
Traded* 25 18,594
U.S. Treasury 2 Year Note
5/24/2024 at USD 103.50,
American Style, Notional
Amount: USD 2,600,000
Exchange Traded* 13 203
0
191,947
Total Purchased Options
(cost $1,964,775) 485,040
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞ 429 0

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 93
Rights
Number of
Rights Value ($)
Biotechnology
Akouos, Inc., CVR*^∞(d) 134 0
Albireo Pharma, Inc., CVR*^∞ 131 0
Cartesian Therapeutics,
Inc.*∞(d) 8,244 1,484
Chinook Therapeutics, Inc.,
CVR*^∞ 2,669 0
Icosavax, Inc., CVR*^∞ 166 0
Kinnate Biopharma, Inc.,
CVR*^∞ 102 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 31 0
Radius Health, Inc., CVR*^∞ 294 0
1,484
Capital Markets 0.0%
†
Pershing Square Holdings Gp
LLC,9/29/2033*^∞ 297 0
Diversified Consumer Services 0.0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 510 0
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 2,271 0
IT Services 0.0%
†
Flexion, Inc.*^∞ 1,208 0
Paper & Forest Products 0.0%
†
Resolute Forest Products,
Inc., CVR*^∞ 289 0
Pharmaceuticals 0.0%
†
CinCor Pharma, Inc., CVR*^∞ 103 0
Theseus Pharmaceuticals,
Inc., CVR*^∞ 59 0
0
Total Rights
(cost $5,744) 1,484
U.S. Treasury Obligations 1.3%
Principal
Amount ($)
U.S. Treasury Bonds
1.38%, 11/15/2040 (f) 1,660,000 1,005,986
4.38%, 8/15/2043 100,000 93,391
4.75%, 11/15/2043 (d)(f) 660,000 647,419
3.00%, 2/15/2049 180,000 131,259
2.88%, 5/15/2049 400,000 284,234
1.38%, 8/15/2050 (f) 2,770,000 1,351,565
1.63%, 11/15/2050 (f) 1,860,500 972,257
2.38%, 5/15/2051 (f) 690,000 435,293
1.88%, 11/15/2051 (f) 1,785,300 990,005
2.25%, 2/15/2052 151,000 92,080
3.63%, 2/15/2053 (f) 1,205,300 984,768
4.13%, 8/15/2053 1,450,000 1,298,430
4.75%, 11/15/2053 (f) 720,000 716,287
4.25%, 2/15/2054 (f) 1,160,000 1,061,944
U.S. Treasury Inflation Linked
Notes, 1.13%, 1/15/2033 (g) 1,120,000 1,061,093
U.S. Treasury Notes
4.63%, 11/15/2026 270,000 267,954
4.88%, 10/31/2028 (d) 170,000 170,777
3.25%, 6/30/2029 60,000 55,938
4.88%, 10/31/2030 4,730,000 4,771,388
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.38%, 11/30/2030 13,830,000 13,565,825
4.00%, 1/31/2031 11,190,000 10,733,221
3.88%, 8/15/2033 20,000 18,775
Total U.S. Treasury Obligations
(cost $45,446,593)
40,709,889
Warrants 0.0%
†
Number of
Warrants
Marine Transportation 0.0%
†
Diana Shipping, Inc., expiring
12/14/2026 * 84 46
Pharmaceuticals 0.0%
†
Cassava Sciences, Inc.,
expiring 11/15/2024 * 80 21
Total Warrants
(cost $0)
67
Short-Term Investments 17.3%
Principal
Amount ($)
Commercial Paper 6.8%
American Electric Power Co.,
Inc., 5.61%, 5/15/2024 6,650,000 6,634,819
Arrow Electronics, Inc.,
5.71%, 5/13/2024 4,155,000 4,146,322
BASF SE, 5.51%,
7/30/2024(a) 7,300,000 7,199,814
Brookfield Infrastructure
Holdings Canada, Inc.,
6.17%, 7/18/2024 6,250,000 6,172,746
Corporacion Andina D,
5.42%, 7/19/2024 13,750,000 13,585,917
Credit Agricole Corporate and
Investment Bank, 5.27%,
5/1/2024 26,000,000 25,996,178
Edison International, 5.56%,
5/7/2024 20,595,000 20,572,654
General Motors Financial Co.,
Inc., 5.65%, 6/7/2024(a) 18,450,000 18,340,862
Glencore Funding LLC,
5.77%, 5/8/2024(a) 900,000 898,894
Harley-Davidson Financial
Services, Inc.
5.98%, 5/3/2024(a) 550,000 549,747
5.98%, 5/13/2024(a) 3,600,000 3,592,744
Hyundai Capital Americ,
5.60%, 7/12/2024 20,750,000 20,514,428
Intesa Sanpaolo Funding LLC,
5.64%, 5/21/2024 14,425,000 14,376,683
Macquarie Bank Ltd., 5.42%,
8/12/2024(a) 12,300,000 12,103,856
Mitsubishi Corp. Americas,
5.43%, 5/2/2024(a) 24,000,000 23,992,912
Oglethorpe Power Corp.,
5.58%, 5/6/2024 17,600,000 17,584,081
VW Credit, Inc., 5.58%,
5/14/2024 8,100,000 8,082,760

94 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
White Plains Capital Co. LLC,
5.95%, 6/14/2024(a) 7,050,000 7,000,077
211,345,494
Shares
Money Market Funds 10.3%
Fidelity Investments Money
Market Government
Portfolio - Institutional
Class,5.24%(h) 320,327,455 320,327,455
U.S. Treasury Obligation 0.2%
U.S. Treasury Bills, 5.33%,
8/20/2024 6,570,000 6,463,601
Total Short-Term Investments
(cost $538,173,968)
538,136,550
Repurchase Agreements 0.9%
Principal
Amount ($)
CF Secured, LLC
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $6,578,763,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$6,710,338. (i)(j) 6,577,793 6,577,793
Nomura Securities
International, Inc.
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $12,001,767,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$12,246,281. (i)(j) 12,000,000 12,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $10,001,475,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$10,201,505. (i)(j) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $28,577,793)
28,577,793
Total Investments Before TBA Sale Commitments
(cost $2,413,337,273) — 101.4% 3,160,719,452
TBA Sale Commitments 0.0%
†
Mortgage-Backed Security 0.0%
†
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 5/25/2054 (1,000,000) (754,697)
4.50%, 5/25/2054 (500,000) (460,707)
5.50%, 5/25/2054 (1,300,000) (1,261,716)
GNMA TBA
5.00%, 5/15/2054 (200,000)
(191,437)
Total TBA Sale Commitment
$(2,692,152)
(2,668,557)
Total Investments
(cost $2,410,645,121) — 101.4%
3,158,050,895
Liabilities in excess of other
assets — (1.4)% (43,529,816)
NET ASSETS — 100.0%
$ 3,114,521,079

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 95
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$210,601,139 which represents 6.76% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of April 30, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2024.
(d) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $149,386,609, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $28,577,793 and by $127,917,923 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 5/7/2024 – 2/15/2054, a total value of $156,495,716.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.
(f) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(g) Principal amounts are not adjusted for inflation.
(h) Represents 7-day effective yield as of April 30, 2024.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $28,577,793.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GP General Partnership
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

96 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
41-V1 1.00 Quarterly 12/20/2028 0.47 USD 2,071,300 (45,543) (1,923) (47,466)
(45,543) (1,923) (47,466)
Centrally Cleared Credit default swap contracts outstanding - sell protection as of April 30, 2024
5
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
42-V2 5.00 Quarterly 6/20/2029 3.54 USD 3,882,000 265,135 (11,403) 253,732
Markit CDX
North American
Investment Grade
Index Series
41-V1 1.00 Quarterly 12/20/2028 0.47 USD 2,071,300 22,069 25,397 47,466
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.53 USD 1,749,000 38,109 864 38,973
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.53 USD 8,116,000 175,573 5,276 180,849
Total unrealized depreciation 500,886 20,134 521,020
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 97
Centrally Cleared Interest rate swap contracts outstanding as of April 30, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 3.87% annually Rec 2/28/2031 USD 24,783,000 (67,721) 774,547 706,826
1 Day SOFR annually 3.05% annually Rec 2/15/2048 USD 3,058,000 136,100 386,328 522,428
1 Day SOFR annually 2.97% annually Rec 6/29/2055 USD 2,685,000 (4,863) 421,113 416,250
1 Day SOFR annually 2.60% annually Rec 2/15/2048 USD 4,136,000 269,182 718,074 987,256
1 Day SOFR annually 2.60% annually Rec 10/14/2027 USD 4,963,000 60,213 339,969 400,182
1 Day SOFR annually 3.15% annually Rec 5/15/2048 USD 9,046,000 73 1,566,054 1,566,127
Total unrealized appreciation 392,984 4,206,085 4,599,069
1 Day SOFR annually 3.13% annually Pay 6/29/2030 USD 11,272,000 3,043 (511,175) (508,132)
1 Day SOFR annually 2.77% annually Pay 10/14/2024 USD 11,959,000 (18,296) (297,779) (316,075)
Total unrealized depreciation (15,253) (808,954) (824,207)
Net unrealized appreciation 377,731 3,397,131 3,774,862
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of April 30, 2024 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Axonics, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 535,947 — — —
Axonics, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 531,907 — — —
Cerevel
Therapeutics
Holdings, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 261,709 — 2,909 2,909

98 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Cerevel
Therapeutics
Holdings, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 185,982 — 2,067 2,067
Chesapeake
Energy Corp.
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 0.1%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 639,451 — — —
Chesapeake
Energy Corp.
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 0.1%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 1,050,632 — — —
EQT Corp.
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 0.1%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 549,407 — — —
Equitrans
Midstream
Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 1,984,393 — 86,699 86,699
Goldman
Sachs Volatility
Carry Strategy
Index^∞
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
QTR Goldman
Sachs
8/26/2024 USD 3,484,621 — 85,874 85,874
Goldman
Sachs Volatility
Carry Strategy
Index^∞
1 Day USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
QTR Goldman
Sachs
8/27/2024 USD 6,985,199 — 172,142 172,142
Hess Corp.
1 Day USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 1,881,907 — 34,623 34,623

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 99
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Hess Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 1,100,458 — 20,207 20,207
Hess Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 1,087,722 — 19,973 19,973
Juniper
Networks, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 133,298 — — —
Juniper
Networks, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 354,390 — — —
National
Western Life
Group, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 718,830 — — —
Olink Holding
AB
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 691,614 — 3,721 3,721
Pioneer Natural
Resources Co.
1 Day USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA.
4/17/2025 USD 636,723 — — —
Pioneer Natural
Resources Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 612,513 — — —

100 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Pioneer Natural
Resources Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 621,390 — — —
Pioneer Natural
Resources Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 973,242 — — —
Russell 3000
Index
1 Day USD
SOFR +
0.42%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Goldman
Sachs
7/23/2024 USD 409,848,037 — 2,516,074 2,516,074
S&P 500 Total
Return Index
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.47%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
12/16/2024 USD 77,273,900 — 1,476,142 1,476,142
Southwestern
Energy Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 2,020,640 — 24,284 24,284
Southwestern
Energy Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 1,229,875 — 14,781 14,781
SP Plus Corp.
1 Day USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 269,459 — — —
SP Plus Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 362,620 — — —

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 101
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
SP Plus Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 699,107 — — —
SPDR S&P
Boiotech ETF
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 0.65%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 2,219,516 — 17,007 17,007
Vizio Holding
Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 446,747 — — —
Total unrealized appreciation — 4,476,503 4,476,503
Axonics, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 178,425 — (355) (355)
Axonics, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 535,947 — (2,861) (2,861)
Axonics, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 531,907 — (7,063) (7,063)
Chesapeake
Energy Corp.
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.1%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 639,451 — (15,739) (15,739)
Chesapeake
Energy Corp.
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.1%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 1,050,632 — (25,859) (25,859)

102 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
EQT Corp.
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.1%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 549,407 — (52,673) (52,673)
Juniper
Networks, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 133,298 — (6,470) (6,470)
Juniper
Networks, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 354,390 — (17,203) (17,203)
National
Western Life
Group, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 718,830 — (1,696) (1,696)
Pioneer Natural
Resources Co.
1 Day USD
SOFR +  %
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 636,723 — (464) (464)
Pioneer Natural
Resources Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 612,513 — (491) (491)
Pioneer Natural
Resources Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 621,390 — (498) (498)
Pioneer Natural
Resources Co.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 973,242 — (780) (780)

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 103
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 1000
Index
1 Day USD
FEDERAL_
FUNDS_
H15 +
5.34%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
10/2/2024 USD 393,705,121 — (19,364,395) (19,364,395)
Russell 3000
Index
1 Day USD
SOFR +
0.38%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
11/12/2024 USD 449,737,012 — (16,713,670) (16,713,670)
Russell 3000
Index
1 Day USD
SOFR +
0.45%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
12/16/2024 USD 76,793,685 — (1,499,481) (1,499,481)
SP Plus Corp.
1 Day USD
SOFR +  %
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 269,459 — (3,698) (3,698)
SP Plus Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 362,620 — (5,003) (5,003)
SP Plus Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 699,107 — (9,913) (9,913)
Vizio Holding
Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2025 USD 446,747 — (1,667) (1,667)
Total unrealized depreciation — (37,729,979) (37,729,979)
Net unrealized depreciation — (33,253,476) (33,253,476)
* There are no upfront payments (receipts) on the swap contracts listed above.
∞ Fair valued security.
^ Value determined using significant unobservable inputs.
As of April 30, 2024, the Fund had $19,810,000 segregated as collateral for swap contracts.

104 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 127,711,336 JPY 18,489,000,000 State Street Bank and Trust Co. 6/20/2024 9,583,119
CAD 1,550,000 USD 1,126,982 Goldman Sachs 7/19/2024 448
USD 96,919 MXN 1,612,825 JPMorgan Chase Bank NA 7/19/2024 3,970
Total unrealized appreciation 9,587,537
JPY 115,000,000 USD 738,942 Morgan Stanley Co., Inc. 6/20/2024 (4,194)
CAD 1,480,916 USD 1,083,416 Goldman Sachs 7/19/2024 (6,236)
JPY 282,741,620 USD 1,876,656 Citibank NA 7/19/2024 (62,180)
USD 159,223 EUR 149,000 Bank of America NA 7/19/2024 (344)
Total unrealized depreciation (72,954)
Net unrealized appreciation 9,514,583
Currency:
CAD Canadian dollar
EUR Euro
JPY Japanese yen
MXN Mexican peso
USD United States dollar

Nationwide Multi-Cap Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 105
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 36 6/2024 EUR 1,881,388 54
NASDAQ 100 E-Mini Index 150 6/2024 USD 52,713,750 (1,624,263)
NASDAQ 100 Micro E-Mini Index 47 6/2024 USD 1,651,698 (60,892)
Russell 2000 E-Mini Index 12 6/2024 USD 1,191,360 (55,207)
Russell 2000 E-Mini Index 181 6/2024 USD 17,969,680 (969,698)
Russell 2000 E-Mini Index 250 6/2024 USD 24,820,000 (1,587,462)
S&P 500 E-Mini Index 201 6/2024 USD 50,923,350 (1,160,699)
S&P 500 Micro E-Mini Index 453 6/2024 USD 11,476,755 (334,180)
TOPIX Index 8 6/2024 JPY 1,393,399 34,509
U.S. Treasury 10 Year Note 434 6/2024 USD 46,627,875 (1,047,702)
U.S. Treasury Long Bond 77 6/2024 USD 8,763,563 (44,169)
U.S. Treasury Ultra Bond 69 6/2024 USD 8,249,813 (157,285)
U.S. Treasury Ultra Bond 114 6/2024 USD 13,630,125 (862,401)
3 Month SOFR 357 3/2025 USD 84,733,950 (581,204)
3 Month SOFR 184 3/2026 USD 43,962,200 (223,349)
Total long contracts (8,673,948)
Short Contracts
3 Month SOFR (34) 6/2024 USD (8,045,675) (6,931)
NASDAQ 100 Micro E-Mini Index (19) 6/2024 USD (667,707) 18,559
Russell 2000 Micro E-Mini Index (521) 6/2024 USD (5,172,488) 155,093
Russell 2000 Micro E-Mini Index (164) 6/2024 USD (1,628,192) 90,968
S&P 500 Micro E-Mini Index (245) 6/2024 USD (6,207,075) (1,228)
TOPIX Index (643) 6/2024 JPY (111,994,484) (2,449,258)
U.S. Treasury 2 Year Note (654) 6/2024 USD (132,537,188) 1,287,010
U.S. Treasury 5 Year Note (1,894) 6/2024 USD (198,381,703) 3,503,105
U.S. Treasury 10 Year Ultra Note (118) 6/2024 USD (13,005,814) 411,565
U.S. Treasury Long Bond (132) 6/2024 USD (15,023,250) 650,420
Total short contracts 3,659,303
Net contracts (5,014,645)
As of April 30, 2024, the Fund had $12,940,703 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

106 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Written Call Options Contracts as of April 30, 2024:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 104 USD 26,000,000 USD 97.13 12/13/2024 (7,150)
U.S. Treasury 10 Year Note Exchange Traded 72 USD 7,200,000 USD 109.00 5/24/2024 (18,000)
U.S. Treasury 2 Year Note Exchange Traded 13 USD 2,600,000 USD 104.50 5/24/2024 (13)
U.S. Treasury 30 Year Bond Exchange Traded 4 USD 400,000 USD 130.00 5/24/2024 (62)
U.S. Treasury 5 Year Note Exchange Traded 57 USD 5,700,000 USD 106.75 5/24/2024 (4,008)
Total written call options contracts (29,233)
Written Put Options Contracts as of April 30, 2024:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 52 USD 13,000,000 USD 95.00 12/13/2024 (38,675)
SPDR S&P 500 ETF Trust
JPMorgan Chase
Bank NA 215 USD 9,030,000 USD 420.00 6/21/2024 (15,809)
U.S. Treasury 10 Year Note Exchange Traded 72 USD 7,200,000 USD 106.00 5/24/2024 (19,125)
U.S. Treasury 10 Year Note Exchange Traded 52 USD 5,200,000 USD 108.00 5/24/2024 (56,875)
U.S. Treasury 10 Year Note Exchange Traded 21 USD 2,100,000 USD 108.50 5/24/2024 (30,188)
Total written put options contracts (160,672)
Total Written Options Contracts (Premiums Received ($234,187)) (189,905)
Currency:
USD United States dollar
Written Swaptions Contracts as of April 30, 2024 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate
Notional
Amount Value($)
Put
11-Year Interest Rate
Swap
5.00%
annually
1 Day SOFR
annually
Citigroup Global
Markets Ltd. 10/07/2024 5.00 % USD 3,528,000 (18,863)
Total Written Swaptions Contracts (Premiums Received (82,908)) (18,863)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 107
Common Stocks 97.7%
Shares Value ($)
Aerospace & Defense 0.0%
†
Leonardo DRS, Inc.* 6,520 140,310
Automobile Components 1.6%
BorgWarner, Inc. 85,761 2,810,388
Lear Corp. 27,257 3,430,839
6,241,227
Automobiles 1.0%
General Motors Co. 88,951 3,960,988
Banks 2.2%
Comerica, Inc. 48,986 2,457,628
First Horizon Corp. 114,396 1,706,788
KeyCorp 325,204 4,712,206
8,876,622
Beverages 0.1%
Boston Beer Co., Inc. (The),
Class A* 1,616 449,911
Biotechnology 3.1%
Alnylam Pharmaceuticals, Inc.* 3,115 448,404
Exelixis, Inc.* 65,927 1,546,647
Incyte Corp.* 42,038 2,188,078
Ionis Pharmaceuticals, Inc.* 14,153 583,953
Neurocrine Biosciences, Inc.* 28,080 3,862,123
Sarepta Therapeutics, Inc.* 20,028 2,536,747
Ultragenyx Pharmaceutical,
Inc.* 26,552 1,129,522
12,295,474
Broadline Retail 2.4%
Amazon.com, Inc.* 42,360 7,413,000
Etsy, Inc.* 18,803 1,291,202
MercadoLibre, Inc.* 492 717,680
9,421,882
Building Products 0.5%
Builders FirstSource, Inc.* 10,816 1,977,381
Capital Markets 1.4%
Evercore, Inc., Class A 4,574 830,181
Northern Trust Corp. 22,760 1,875,196
State Street Corp. 37,369 2,708,879
5,414,256
Chemicals 3.2%
Dow, Inc. 91,248 5,192,011
DuPont de Nemours, Inc. 65,925 4,779,563
Huntsman Corp. 105,675 2,521,405
12,492,979
Commercial Services & Supplies 0.9%
Veralto Corp. 38,652 3,620,919
Construction & Engineering 1.0%
AECOM 41,760 3,856,954
Consumer Finance 2.2%
SLM Corp. 131,709 2,790,914
Synchrony Financial 137,277 6,037,442
8,828,356
Consumer Staples Distribution & Retail 1.2%
Maplebear, Inc.* 7,985 272,528
Walmart, Inc. 72,715 4,315,635
4,588,163
Common Stocks
Shares Value ($)
Diversified Consumer Services 0.2%
Duolingo, Inc., Class A* 3,017 681,088
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc. 25,985 800,078
Electric Utilities 4.0%
Exelon Corp. 128,572 4,831,736
NRG Energy, Inc. 99,795 7,252,102
Pinnacle West Capital Corp. 50,560 3,723,744
15,807,582
Entertainment 1.4%
Live Nation Entertainment,
Inc.* 52,004 4,623,676
Playtika Holding Corp. 47,148 341,823
ROBLOX Corp., Class A* 16,834 598,617
5,564,116
Financial Services 5.2%
Corebridge Financial, Inc. 110,856 2,944,335
Mastercard, Inc., Class A 22,370 10,093,344
PayPal Holdings, Inc.* 109,613 7,444,915
20,482,594
Food Products 2.3%
Archer-Daniels-Midland Co. 97,702 5,731,199
Tyson Foods, Inc., Class A 50,734 3,077,017
WK Kellogg Co. 7,649 178,528
8,986,744
Ground Transportation 4.5%
JB Hunt Transport Services,
Inc. 10,095 1,641,144
Landstar System, Inc. 2,888 503,696
Lyft, Inc., Class A* 187,355 2,930,232
Old Dominion Freight Line, Inc. 29,990 5,449,483
Schneider National, Inc., Class
B 36,591 756,702
Uber Technologies, Inc.* 98,213 6,508,576
17,789,833
Health Care Equipment & Supplies 1.2%
Align Technology, Inc.* 3,955 1,116,813
GE HealthCare Technologies,
Inc. 19,660 1,498,878
Tandem Diabetes Care, Inc.* 56,191 2,061,648
4,677,339
Health Care Providers & Services 4.1%
Cardinal Health, Inc. 19,144 1,972,598
Centene Corp.* 26,436 1,931,414
Elevance Health, Inc. 9,842 5,202,284
Humana, Inc. 17,681 5,341,253
McKesson Corp. 1,608 863,834
Molina Healthcare, Inc.* 2,990 1,022,879
16,334,262
Hotels, Restaurants & Leisure 3.7%
Airbnb, Inc., Class A* 9,906 1,570,794
Booking Holdings, Inc. 1,903 6,569,213
Domino's Pizza, Inc. 12,513 6,622,756
14,762,763
Household Durables 0.9%
Lennar Corp., Class A 22,148 3,358,080

108 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0.6%
Vistra Corp. 32,667 2,477,465
Insurance 5.4%
Allstate Corp. (The) 38,865 6,609,382
Brighthouse Financial, Inc.* 26,108 1,259,711
Everest Group Ltd. 578 211,785
Globe Life, Inc. 62,343 4,748,666
Hanover Insurance Group, Inc.
(The) 12,024 1,560,956
Hartford Financial Services
Group, Inc. (The) 6,016 582,890
Reinsurance Group of
America, Inc. 17,142 3,205,383
Travelers Cos., Inc. (The) 14,908 3,162,881
21,341,654
Interactive Media & Services 2.6%
Alphabet, Inc., Class C* 50,058 8,241,549
Meta Platforms, Inc., Class A 4,672 2,009,754
10,251,303
IT Services 1.7%
EPAM Systems, Inc.* 1,818 427,703
Kyndryl Holdings, Inc.* 123,175 2,421,621
Twilio, Inc., Class A* 2,110 126,347
VeriSign, Inc.* 21,151 3,584,671
6,560,342
Machinery 2.7%
AGCO Corp. 25,853 2,952,154
Cummins, Inc. 1,058 298,875
Otis Worldwide Corp. 65,711 5,992,843
PACCAR, Inc. 14,334 1,520,981
10,764,853
Media 0.7%
Omnicom Group, Inc. 26,746 2,483,099
Paramount Global, Class B 35,796 407,716
2,890,815
Oil, Gas & Consumable Fuels 3.4%
Marathon Oil Corp. 88,549 2,377,541
Marathon Petroleum Corp. 8,566 1,556,613
Phillips 66 19,755 2,829,114
Valero Energy Corp. 42,492 6,793,196
13,556,464
Paper & Forest Products 0.9%
Louisiana-Pacific Corp. 49,005 3,586,676
Professional Services 4.2%
Automatic Data Processing,
Inc. 29,649 7,171,797
KBR, Inc. 58,996 3,831,200
Paycom Software, Inc. 11,231 2,111,203
Robert Half, Inc. 41,386 2,861,428
TriNet Group, Inc. 6,026 604,830
16,580,458
Real Estate Management & Development 0.2%
Howard Hughes Holdings,
Inc.* 14,330 933,743
Residential REITs 1.6%
Camden Property Trust 30,762 3,066,356
Common Stocks
Shares Value ($)
Residential REITs
Essex Property Trust, Inc. 13,574 3,342,598
6,408,954
Semiconductors & Semiconductor Equipment 6.0%
Amkor Technology, Inc. 17,600 569,360
Cirrus Logic, Inc.* 11,550 1,022,983
Intel Corp. 102,004 3,108,062
NVIDIA Corp. 19,429 16,787,045
Teradyne, Inc. 21,009 2,443,767
23,931,217
Software 12.4%
Atlassian Corp., Class A* 24,177 4,165,697
Confluent, Inc., Class A* 26,624 748,667
Crowdstrike Holdings, Inc.,
Class A* 2,125 621,648
DocuSign, Inc., Class A* 15,754 891,676
DoubleVerify Holdings, Inc.* 9,901 290,099
Dropbox, Inc., Class A* 76,227 1,765,417
Dynatrace, Inc.* 34,941 1,583,177
Fortinet, Inc.* 98,350 6,213,753
Gitlab, Inc., Class A* 9,266 486,187
Guidewire Software, Inc.* 6,217 686,357
Microsoft Corp. 51,531 20,062,564
Nutanix, Inc., Class A* 61,265 3,718,786
Procore Technologies, Inc.* 23,998 1,641,943
SentinelOne, Inc., Class A* 43,728 923,973
ServiceNow, Inc.* 1,433 993,542
Smartsheet, Inc., Class A* 38,448 1,454,488
Tenable Holdings, Inc.* 26,301 1,182,756
Teradata Corp.* 15,143 561,805
UiPath, Inc., Class A* 46,595 883,907
48,876,442
Specialty Retail 0.7%
Advance Auto Parts, Inc. 40,353 2,944,962
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. 142,683 24,303,195
Total Investments
(cost $339,077,924) — 97.7% 386,818,444
Other assets in excess of liabilities — 2.3% 8,915,345
NET ASSETS — 100.0%
$ 395,733,789
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 109
OTC Total return swap contracts outstanding as of April 30, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 8,510 12,339 12,339
Akamai
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 19,785 16,087 16,087
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 6,777 12,258 12,258
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 11,228 15,270 15,270
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 15,714 60,342 60,342
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,972 12,690 12,690
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 18 47 47
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 32,076 27,265 27,265
Bright Horizons
Family Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 8,592 25,518 25,518
Broadcom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 373 16,337 16,337
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 995 1,084 1,084
Cardinal Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 8,292 2,741 2,741
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 15,756 6,933 6,933
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,239 490 490
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 13,780 8,268 8,268
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 37,397 16,081 16,081
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 70,072 21,722 21,722
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,089 6,272 6,272
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,147 16,671 16,671

110 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Driven Brands
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 8,315 499 499
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,464 31,297 31,297
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 15,313 49,308 49,308
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 9,387 5,632 5,632
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 27,542 7,987 7,987
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 100,230 49,113 49,113
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 40,980 31,145 31,145
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 30,652 14,406 14,406
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 1,983 2,142 2,142
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 46,892 96,597 96,597
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,622 2,680 2,680
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 26,432 3,172 3,172
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,042 11,115 11,115
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 19,986 11,192 11,192
Kirby Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 15,614 44,812 44,812
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 3,074 25,637 25,637
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 21,480 78,402 78,402
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 9,533 16,492 16,492
MercadoLibre, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 244 12,859 12,859

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 111
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 24,272 39,321 39,321
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 617 134,105 134,105
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 39,117 7,823 7,823
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 18,940 33,524 33,524
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 5,305 21,803 21,803
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 5,950 37,782 37,782
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 193,840 62,029 62,029
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,617 432 432
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 130,367 3,911 3,911
ONEOK, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 27,907 26,512 26,512
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,029 38,644 38,644
Patterson-UTI
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 33,926 14,588 14,588
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,504 1,263 1,263
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,417 3,879 3,879
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 6.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 54,536 5,454 5,454
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 6,925 3,324 3,324
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 14,058 33,458 33,458
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 3,677 4,817 4,817
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 55,200 27,600 27,600

112 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 27,337 29,797 29,797
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 66,579 13,316 13,316
Stericycle, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 39,017 61,647 61,647
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 62,829 – –
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 9,810 16,285 16,285
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,873 17,216 17,216
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,101 65,921 65,921
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 14,862 2,824 2,824
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 38,387 768 768
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 2,404 1,731 1,731
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 8,381 36,290 36,290
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 18,140 3,084 3,084
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 125,722 22,630 22,630
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 38,702 3,870 3,870
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,284 4,308 4,308
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 259,567 194,675 194,675
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 3,807 4,568 4,568
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 47,071 7,061 7,061
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 41,508 17,434 17,434
– –
Total unrealized appreciation 1,776,596 1,776,596
– –

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 113
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 26,619 (80,389) (80,389)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 21,933 (7,677) (7,677)
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 1,684 (24,805) (24,805)
Advance Auto Parts,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,301 (38,775) (38,775)
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,581 (11,086) (11,086)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 215,876 (12,062) (12,062)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 38,335 (216,976) (216,976)
Albemarle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 18,899 (72,383) (72,383)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 11,285 (300,632) (300,632)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 80,616 (41,114) (41,114)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 15,846 (6,338) (6,338)
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 55,508 (16,097) (16,097)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 23,117 (6,473) (6,473)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 53,741 (22,034) (22,034)
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 475 (28,643) (28,643)
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 31,603 (13,273) (13,273)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 2,282 (10,931) (10,931)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 8,315 (6,153) (6,153)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,398 (5,471) (5,471)

114 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 24,221 (8,235) (8,235)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 33,564 (31,215) (31,215)
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 8,536 (10,158) (10,158)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 25,165 (41,019) (41,019)
DoubleVerify
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,575 (28,435) (28,435)
Dow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 12,983 (5,063) (5,063)
DR Horton, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 38,194 (108,471) (108,471)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 76,846 (76,078) (76,078)
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 137,303 (81,009) (81,009)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 19,114 (22,363) (22,363)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 18,150 (7,623) (7,623)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,124 (27,699) (27,699)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 2,278 (5,000) (5,000)
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 16,504 (46,046) (46,046)
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,110 (8,128) (8,128)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 92,069 (19,335) (19,335)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 21,829 (217,635) (217,635)
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 27,525 (86,704) (86,704)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 1,969 (1,437) (1,437)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 115
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 133,840 (12,046) (12,046)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 400 (1,170) (1,170)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 13,160 (40,533) (40,533)
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,079 (48,051) (48,051)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 2,522 (832) (832)
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 973 (438) (438)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 30,032 (19,521) (19,521)
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 52,720 (16,066) (16,066)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,975 (42,135) (42,135)
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 13,070 (28,362) (28,362)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,960 (9,605) (9,605)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 8,175 (1,962) (1,962)
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 14,891 (8,339) (8,339)
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 12,882 (214,743) (214,743)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,394 (67,795) (67,795)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 5.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 463,972 (111,353) (111,353)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,454 (1,489) (1,489)
Natera, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,156 (20,930) (20,930)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 12,088 (161,133) (161,133)

116 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 697 (145,108) (145,108)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 26,356 (216,119) (216,119)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 14,787 (24,694) (24,694)
PulteGroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 22,603 (53,795) (53,795)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 565 (1,011) (1,011)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 47,823 (48,780) (48,780)
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 13,211 (2,774) (2,774)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 57,708 (80,214) (80,214)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 3,205 (1,442) (1,442)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,761 (238) (238)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,095 (7,434) (7,434)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 9,737 (4,187) (4,187)
Service Corp.
International
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,830 (665) (665)
ServiceNow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 4,524 (136,715) (136,715)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 53,692 (38,121) (38,121)
Smartsheet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,816 (3,967) (3,967)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 13,685 (3,969) (3,969)
State Street Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,779 (6,464) (6,464)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 10,029 (6,619) (6,619)

Nationwide U.S. 130/30 Equity Portfolio - April 30, 2024 (Unaudited) - Statement of Investments - 117
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 2,055 (2,795) (2,795)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 5,332 (36,471) (36,471)
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 29,711 (30,305) (30,305)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 87 (444) (444)
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,813 (1,831) (1,831)
Uber Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 12,913 (35,898) (35,898)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,707 (52,202) (52,202)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 3,065 (18,390) (18,390)
Walmart, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 67,649 (54,796) (54,796)
WK Kellogg Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 12,957 (7,774) (7,774)
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 23,182 (18,082) (18,082)
Workday, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 7,978 (50,342) (50,342)
– –
Total unrealized depreciation (3,651,114) (3,651,114)
– –
Net unrealized depreciation (1,874,518) (1,874,518)
Financing Costs of Swap Contracts (3,664) (3,664)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,878,182) (1,878,182)
OBFR Overnight Bank Funding Rate
As of April 30, 2024, the Fund had $3,180,000 segregated as collateral for swap contracts.
The accompanying notes are an integral part of these financial statements.

118 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 980,523,330
Repurchase agreements, at value 6,818,083
Cash 25,247,996
Cash pledged for swap contracts 196,125
Deposits with broker for futures contracts 1,562,071
Foreign currencies, at value 20,558
Interest and dividends receivable 6,260,879
Security lending income receivable 2,228
Receivable for investments sold 66,677,857
Receivable for capital shares issued 103,591
Swap contracts, at value (Note 2) —
Receivable for variation margin on centrally cleared swap contracts 1,386,071
Unrealized appreciation on forward foreign currency contracts (Note 2) 54,862
Due from broker —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 6,254
Total Assets 1,088,859,905
Liabilities:
Payable for investments purchased 150,484,958
Payable for capital shares redeemed 295,871
Payable for variation margin on futures contracts 103,052
Cash collateral pledged by counterparty for swap contracts —
Cash collateral pledged by counterparty for forward foreign currency contracts —
Written options, at value (Note 2) —
Swap contracts, at value (Note 2) —
Cash overdraft (Note 2) —
TBA Sale Commitments, at value (Note 2) 41,183,979
Unrealized depreciation on forward foreign currency contracts (Note 2) 77,932
Payable upon return of securities loaned (Note 2) 6,818,083
Accrued expenses and other payables:
Investment advisory fees 191,857
Fund administration fees 66,274
Accounting and transfer agent fees 12,369
Trustee fees 1,849
Due to custodian —
Custodian fees 14,487
Compliance program costs (Note 3) 278
Professional fees 24,632
Printing fees 6,004
Other 4,050
Total Liabilities 199,285,675
Net Assets $ 889,574,230
* Includes value of securities on loan (Note 2) 8,020,273
Cost of investment securities 1,048,717,325
Cost of repurchase agreements 6,818,083
Cost of foreign currencies 20,402
Premiums of written options —
Represented by:
Capital $ 1,054,492,126
Total distributable earnings (loss) (164,917,896)
Net Assets $ 889,574,230

1940 Act Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 119
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 811,107,061 $ 3,132,141,659 $ 386,818,444
22,757,727 28,577,793 —
5,372,321 — 9,866,456
— 24,550,000 3,180,000
— 16,210,598 —
— 4,456,142 —
570,276 6,673,107 167,079
5,998 37,783 —
3,050,106 14,276,820 2,055,424
5,909 41,199 436,077
— 4,476,503 1,776,596
— 2,853,181 —
— 9,587,537 —
— — 256,623
1,466,412 — —
— — 131,584
6,127 22,753 2,924
844,341,937 3,243,905,075 404,691,207
4,565,560 41,820,491 4,900,004
90,651 8,099 —
— 4,088,170 —
— 4,740,000 —
— 6,360,000 —
— 208,768 —
— 37,729,979 3,654,778
— 39,924 —
— 2,668,557 —
— 72,954 —
22,757,727 28,577,793 —
151,611 532,114 277,508
15,034 208,024 87,894
33 20,178 407
73 9,958 924
— 2,083,656 —
810 62,400 8,291
366 1,094 134
13,933 53,883 23,857
1,493 67,923 2,143
1,375 30,031 1,478
27,598,666 129,383,996 8,957,418
$ 816,743,271 $ 3,114,521,079 $ 395,733,789
32,242,339 149,386,609 —
729,537,569 2,384,759,480 339,077,924
22,757,727 28,577,793 —
— 4,360,202 —
— (317,095) —
$ 729,530,168 $ 2,364,175,004 $ 323,207,116
87,213,103 750,346,075 72,526,673
$ 816,743,271 $ 3,114,521,079 $ 395,733,789

120 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 889,574,230
Total $ 889,574,230
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 108,187,282
Total 108,187,282
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8.22

1940 Act Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 121
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 816,743,271 $ 3,114,521,079 $ 395,733,789
$ 816,743,271 $ 3,114,521,079 $ 395,733,789
73,463,317 218,197,997 33,507,457
73,463,317 218,197,997 33,507,457
$ 11.12 $ 14.27 $ 11.81

122 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 20,145,176
Income from securities lending (Note 2) 18,197
Dividend income —
Foreign tax withholding —
Total Income 20,163,373
EXPENSES:
Investment advisory fees 1,142,280
Fund administration fees 176,148
Professional fees 32,319
Printing fees 7,773
Trustee fees 16,237
Custodian fees 15,283
Accounting and transfer agent fees 18,083
Compliance program costs (Note 3) 1,867
Other 10,588
Total expenses before earnings credit, fees waived and expenses reimbursed 1,420,578
Earnings credit (Note 4) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,420,578
NET INVESTMENT INCOME 18,742,795
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (11,903,580)
Expiration or closing of futures contracts (Note 2) (2,954,690)
Settlement of forward foreign currency contracts (Note 2) (221,159)
Foreign currency transactions (Note 2) 419
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) 656,066
Expiration or closing of swap contracts (Note 2) 1,314,451
Net realized gains (losses) (13,108,493)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 39,637,015
Futures contracts (Note 2) (314,881)
Forward foreign currency contracts (Note 2) 17,570
Translation of assets and liabilities denominated in foreign currencies (Note 2) 29,388
Written options contracts (Note 2) —
TBA Sale Commitments (Note 2) (494,650)
Swap contracts (Note 2) (249,655)
Net change in unrealized appreciation/depreciation 38,624,787
Net realized/unrealized gains (losses) 25,516,294
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 44,259,089

1940 Act Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 123
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 133,492 $ 22,372,342 $ 260,563
50,711 244,122 —
5,628,606 18,443,862 2,705,344
(3,355) (82,946) —
5,809,454 40,977,380 2,965,907
922,332 3,496,924 1,687,658
98,619 505,591 75,084
52,289 56,863 15,987
2,447 32,829 3,682
13,354 60,827 7,683
14,065 117,242 2,230
1,139 30,953 1,407
1,822 7,220 879
3,965 50,124 4,454
1,110,032 4,358,573 1,799,064
— — (1,914)
— (227,824) —
— — (797,684)
1,110,032 4,130,749 999,466
4,699,422 36,846,631 1,966,441
6,794,446 58,218,422 24,889,549
— 1,609,793 —
— 3,491,824 —
— (702,516) —
— 453,045 —
— (206,905) —
— 173,510,796 2,472,350
6,794,446 236,374,459 27,361,899
143,914,261 342,603,080 51,262,887
— (1,533,900) —
— 5,629,475 —
— (60,516) —
— (230,964) —
— 23,595 —
— 9,978,427 (2,219,882)
143,914,261 356,409,197 49,043,005
150,708,707 592,783,656 76,404,904
$ 155,408,129 $ 629,630,287 $ 78,371,345

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - 1940 Act Funds
Nationwide Bond Portfolio
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 18,742,795 $ 34,110,601
Net realized gains (losses) (13,108,493) (28,570,128)
Net change in unrealized appreciation/depreciation 38,624,787 (8,098,354)
Change in net assets resulting from operations 44,259,089 (2,557,881)
Distributions to Shareholders From:
Distributable earnings:
Class R6 (36,556,246) (15,745,240)
Change in net assets from shareholder distributions (36,556,246) (15,745,240)
Change in net assets from capital transactions (36,571,571) 101,797,004
Change in net assets (28,868,728) 83,493,883
Net Assets:
Beginning of period 918,442,958 834,949,075
End of period $ 889,574,230 $ 918,442,958
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 78,310,463 $ 208,973,622
Dividends reinvested 36,556,246 15,745,240
Cost of shares redeemed (151,438,280) (122,921,858)
Total Class R6 Shares (36,571,571) 101,797,004
Change in net assets from capital transactions $ (36,571,571) $ 101,797,004
SHARE TRANSACTIONS:
Class R6 Shares
Issued 9,284,935 24,350,954
Reinvested 4,315,968 1,858,942
Redeemed (18,183,459) (14,478,082)
Total Class R6 Shares (4,582,556) 11,731,814
Total change in shares (4,582,556) 11,731,814
(a) For the period from July 24, 2023 (commencement of operations) through October 31, 2023.

1940 Act Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 125
Nationwide Fundamental All Cap Equity
Portfolio Nationwide Multi-Cap Portfolio
Six Months Ended
April 30, 2024
(Unaudited)
Period Ended
October 31, 2023(a)
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 4,699,422 $ 2,704,646 $ 36,846,631 $ 99,254,228
6,794,446 (2,733,313) 236,374,459 178,870,163
143,914,261 (62,344,769) 356,409,197 200,551,430
155,408,129 (62,373,436) 629,630,287 478,675,821
(5,079,500) (742,090) — —
(5,079,500) (742,090) — —
(128,228,442) 857,758,610 (674,254,083) (2,033,476,533)
22,100,187 794,643,084 (44,623,796) (1,554,800,712)
794,643,084 — 3,159,144,875 4,713,945,587
$ 816,743,271 $ 794,643,084 $ 3,114,521,079 $ 3,159,144,875
$ 1,321,132 $ 888,727,836 $ 12,865,637 $ 91,773,124
5,079,500 742,090 — —
(134,629,074) (31,711,316) (687,119,720) (2,125,249,657)
(128,228,442) 857,758,610 (674,254,083) (2,033,476,533)
$ (128,228,442) $ 857,758,610 $ (674,254,083) $ (2,033,476,533)
123,470 88,875,800 925,804 7,937,805
476,994 74,883 — —
(12,834,178) (3,253,652) (51,684,362) (171,695,286)
(12,233,714) 85,697,031 (50,758,558) (163,757,481)
(12,233,714) 85,697,031 (50,758,558) (163,757,481)

126 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 1,966,441 $ 4,314,537
Net realized gains 27,361,899 16,586,122
Net change in unrealized appreciation/depreciation 49,043,005 9,986,102
Change in net assets resulting from operations 78,371,345 30,886,761
Distributions to Shareholders From:
Distributable earnings:
Class R6 (20,935,654) (12,067,216)
Change in net assets from shareholder distributions (20,935,654) (12,067,216)
Change in net assets from capital transactions (100,990,640) 49,077,354
Change in net assets (43,554,949) 67,896,899
Net Assets:
Beginning of period 439,288,738 371,391,839
End of period $ 395,733,789 $ 439,288,738
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 4,211,478 $ 146,034,583
Dividends reinvested 20,935,654 12,067,216
Cost of shares redeemed (126,137,772) (109,024,445)
Total Class R6 Shares (100,990,640) 49,077,354
Change in net assets from capital transactions $ (100,990,640) $ 49,077,354
SHARE TRANSACTIONS:
Class R6 Shares
Issued 364,488 14,301,697
Reinvested 1,891,206 1,266,437
Redeemed (11,339,590) (10,497,985)
Total Class R6 Shares (9,083,896) 5,070,149
Total change in shares (9,083,896) 5,070,149

1940 Act Funds - April 30, 2024 (Unaudited) - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2024 (Unaudited) $ 8.14 $ 0.18 $ 0.27 $ 0.45 $ (0.37) $ — $ (0.37) $ 8.22 5.42% $ 889,574 0.32% 4.28% 0.32% 200.84%
10/31/2023 8.26 0.32 (0.28) 0.04 (0.16) — (0.16) 8.14 0.36% 918,443 0.32% 3.75% 0.32% 461.52%
10/31/2022 10.10 0.19 (1.89) (1.70) (0.09) (0.05) (0.14) 8.26 (17.01)% 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

128 - Financial Highlights - April 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fundamental All Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2024 (Unaudited) $ 9.27 $ 0.06 $ 1.85 $ 1.91 $ (0.06) $ — $ (0.06) $ 11.12 20.69% $ 816,743 0.26% 1.12% 0.26% 18.49%
10/31/2023(d) 10.00 0.03 (0.75) (0.72) (0.01) — (0.01) 9.27 (7.22)% 794,643 0.27% 1.18% 0.27% 11.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from July 24, 2023 (commencement of operations) through October 31, 2023. Total return is calculated based on inception date of July 21, 2023 through
October 31, 2023.

1940 Act Funds - April 30, 2024 (Unaudited) - Financial Highlights - 129
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-Cap Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2024 (Unaudited) $ 11.75 $ 0.16 $ 2.36 $ 2.52 $ — $ — $ — $ — $ 14.27 21.45% $ 3,114,521 0.26% 2.29% 0.27% 29.12%
10/31/2023 10.89 0.27 0.59 0.86 — — — — 11.75 7.90% 3,159,145 0.26% 2.31% 0.27% 89.98%
10/31/2022 14.45 0.17 (2.62) (e) (2.45) (0.70) (0.41) — (1.11) 10.89 (18.37)% 4,713,946 0.25% 1.42% 0.25% 83.86%
10/31/2021 10.47 0.16 4.42 4.58 (0.60) — — (0.60) 14.45 45.09%(f) 2,458,364 0.26% 1.22% 0.27% 64.43%
10/31/2020 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) 10.47 4.27% 2,156,150 0.27% 1.86% 0.27% 84.60%
10/31/2019(g) 10.00 0.21 1.49 1.70 (0.09) — — (0.09) 11.61 17.11% 2,495,082 0.28% 2.14% 0.28% 74.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Includes settlement Proceed which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 per share for Class R6.
Excluding the payment from the affiliate, the Class R6 total return is -18.89%. (Note 11)
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6,
2018 through October 31, 2019.

130 - Financial Highlights - April 30, 2024 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
4/30/2024 (Unaudited) $ 10.31 $ 0.06 $ 2.06 $ 2.12 $ (0.56) $ (0.06) $ (0.62) $ 11.81 20.89% $ 395,734 0.49% 0.96% 0.88% 44.16%
10/31/2023 9.90 0.10 0.63 0.73 (0.32) — (0.32) 10.31 7.64% 439,289 0.49% 0.95% 0.89% 100.05%
10/31/2022(e) 10.00 — (0.10) (0.10) — — — 9.90 (1.00)% 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9,
2022 through October 31, 2022.

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 131
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Fundamental All Cap Equity Portfolio ("All Cap Equity Portfolio")
Nationwide Multi-Cap Portfolio ("Multi-Cap Portfolio”)
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid

132 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 133
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 102,464,525 $ – $ 102,464,525
Collateralized Mortgage Obligations – 31,379,194 – 31,379,194
Commercial Mortgage-Backed Securities – 40,478,082 – 40,478,082
Corporate Bonds – 306,924,477 – 306,924,477
Foreign Government Securities – 5,381,438 – 5,381,438
Forward Foreign Currency Contracts – 54,862 – 54,862
Futures Contracts# 1,041,742 – – 1,041,742
Interest Rate Swaps† – 2,697,976 – 2,697,976
Mortgage-Backed Securities – 315,985,236 – 315,985,236
Municipal Bonds – 495,496 – 495,496
Repurchase Agreements – 6,818,083 – 6,818,083
Supranational – 1,922,507 – 1,922,507
U.S. Treasury Obligations – 175,492,375 – 175,492,375
Total Assets $ 1,041,742 $ 990,094,251 $ – $ 991,135,993
Liabilities:
Forward Foreign Currency Contracts $ – $ (77,932) $ – $ (77,932)
Futures Contracts# (1,330,807) – – (1,330,807)
Interest Rate Swaps† – (2,456,030) – (2,456,030)
TBA Sale Commitments – (41,183,979) – (41,183,979)
Total Liabilities $ (1,330,807) $ (43,717,941) $ – $ (45,048,748)
Total $ (289,065) $ 946,376,310 $ – $ 946,087,245
All Cap Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 790,076,657 $ – $ – $ 790,076,657
Exchange Traded Funds 21,030,404 – – 21,030,404
Repurchase Agreements – 22,757,727 – 22,757,727
Rights – – – –
Total $ 811,107,061 $ 22,757,727 $ – $ 833,864,788
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 63,752,271 $ – $ 63,752,271
Closed End Funds 13,628 – – 13,628
Collateralized Mortgage Obligations – 30,368,562 – 30,368,562
Commercial Mortgage-Backed Securities – 28,615,280 – 28,615,280
  Common Stocks
Aerospace & Defense 37,558,616 – – 37,558,616
Air Freight & Logistics 8,126,492 – – 8,126,492
Automobile Components 3,155,097 – – 3,155,097
Automobiles 25,402,849 – – 25,402,849
Banks 72,520,906 4,275,023 – 76,795,929
Beverages 26,068,347 – – 26,068,347
Biotechnology 44,377,594 – – 44,377,594
Broadline Retail 69,780,993 3,647,100 – 73,428,093
Building Products 14,994,555 – – 14,994,555
Capital Markets 58,278,943 – – 58,278,943
Chemicals 31,169,399 8,399,463 – 39,568,862
Commercial Services & Supplies 13,934,087 – – 13,934,087
Communications Equipment 14,491,577 – – 14,491,577

134 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Construction & Engineering $ 5,719,697 $ – $ – $ 5,719,697
Construction Materials 4,004,942 – – 4,004,942
Consumer Finance 12,046,916 – – 12,046,916
Consumer Staples Distribution & Retail 35,495,313 – – 35,495,313
Containers & Packaging 5,843,955 – 5,754 5,849,709
Distributors 1,942,252 – – 1,942,252
Diversified Consumer Services 2,274,137 – – 2,274,137
Diversified REITs 1,062,876 – – 1,062,876
Diversified Telecommunication Services 12,456,210 – – 12,456,210
Electric Utilities 28,314,632 – – 28,314,632
Electrical Equipment 17,715,776 4,888,735 – 22,604,511
Electronic Equipment, Instruments &
Components 13,734,893 7,269,836 – 21,004,729
Energy Equipment & Services 8,797,795 – – 8,797,795
Entertainment 25,248,311 4,637,618 – 29,885,929
Financial Services 82,347,697 3,615,667 – 85,963,364
Food Products 16,600,348 4,020,952 – 20,621,300
Gas Utilities 2,014,946 – – 2,014,946
Ground Transportation 20,665,000 – – 20,665,000
Health Care Equipment & Supplies 48,504,147 8,191,619 – 56,695,766
Health Care Providers & Services 49,746,989 – – 49,746,989
Health Care REITs 4,454,226 – – 4,454,226
Health Care Technology 1,883,677 – – 1,883,677
Hotel & Resort REITs 1,549,010 – – 1,549,010
Hotels, Restaurants & Leisure 43,931,445 – – 43,931,445
Household Durables 10,308,325 6,426,453 – 16,734,778
Household Products 22,919,137 3,324,898 – 26,244,035
Independent Power and Renewable
Electricity Producers 1,953,791 – – 1,953,791
Industrial Conglomerates 7,392,276 6,279,963 – 13,672,239
Industrial REITs 5,619,121 – – 5,619,121
Insurance 44,796,331 6,656,879 – 51,453,210
Interactive Media & Services 113,851,802 – – 113,851,802
IT Services 25,639,932 8,154,783 – 33,794,715
Leisure Products 1,539,952 – – 1,539,952
Life Sciences Tools & Services 27,881,443 – – 27,881,443
Machinery 40,296,622 5,993,706 – 46,290,328
Marine Transportation 578,918 – – 578,918
Media 12,817,846 – – 12,817,846
Metals & Mining 11,525,190 – – 11,525,190
Mortgage Real Estate Investment Trusts
(REITs) 2,033,375 – – 2,033,375
Multi-Utilities 11,301,504 – – 11,301,504
Office REITs 2,579,382 – – 2,579,382
Oil, Gas & Consumable Fuels 68,917,188 – – 68,917,188
Paper & Forest Products 234,910 – – 234,910
Passenger Airlines 3,552,949 – – 3,552,949
Personal Care Products 3,914,895 – – 3,914,895
Pharmaceuticals 70,845,683 6,043,353 – 76,889,036
Professional Services 18,273,389 5,354,455 – 23,627,844
Real Estate Management & Development 4,036,358 – – 4,036,358
Residential REITs 7,081,933 – – 7,081,933
Retail REITs 6,801,776 – – 6,801,776
Semiconductors & Semiconductor
Equipment 176,040,222 4,512,151 – 180,552,373
Software 203,354,023 – – 203,354,023
Specialized REITs 17,951,186 – – 17,951,186
Specialty Retail 40,404,400 10,409,240 – 50,813,640
Technology Hardware, Storage &
Peripherals 107,814,307 – – 107,814,307
Textiles, Apparel & Luxury Goods 9,677,356 3,000,872 – 12,678,228

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 135
Level 1 Level 2 Level 3 Total
Assets:
Tobacco $ 9,226,484 $ – $ – $ 9,226,484
Trading Companies & Distributors 11,472,531 – – 11,472,531
Transportation Infrastructure 406 – – 406
Water Utilities 1,764,334 – – 1,764,334
Wireless Telecommunication Services 3,474,639 – – 3,474,639
Total Common Stocks $ 1,974,088,561 $ 115,102,766 $ 5,754 $ 2,089,197,081
Corporate Bonds – 214,812,677 – 214,812,677
Credit Default Swaps† – 31,537 – 31,537
Exchange Traded Funds 60,605,740 – – 60,605,740
Foreign Government Securities – 3,982,493 – 3,982,493
Forward Foreign Currency Contracts – 9,587,537 – 9,587,537
Futures Contracts# 6,151,283 – – 6,151,283
Interest Rate Swaps† – 4,206,085 – 4,206,085
Master Limited Partnership 18,083 – – 18,083
Mortgage-Backed Securities – 61,442,814 – 61,442,814
Purchased Options 440,782 44,258 – 485,040
Repurchase Agreements – 28,577,793 – 28,577,793
Rights   – 1,484 – 1,484
Short-Term Investments   320,327,455 217,809,095 – 538,136,550
Total Return Swaps† – 4,218,487 258,016 4,476,503
U.S. Treasury Obligations – 40,709,889 – 40,709,889
Warrants 67 – – 67
Total Assets $ 2,361,645,599 $ 823,263,028 $ 263,770 $ 3,185,172,397
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (13,326) $ – $ (13,326)
Forward Foreign Currency Contracts – (72,954) – (72,954)
Futures Contracts# (11,165,928) – – (11,165,928)
Interest Rate Swaps† – (808,954) – (808,954)
Mortgage-Backed Securities – (2,668,557) – (2,668,557)
Total Return Swaps† – (37,729,979) – (37,729,979)
Written Swaptions – (18,863) – (18,863)
Written Options (174,096) (15,809) – (189,905)
Total Liabilities $ (11,340,024) $ (41,328,442) $ – $ (52,668,466)
Total $ 2,350,305,575 $ 781,934,586 $ 263,770 $ 3,132,503,931
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 386,818,444 $ – $ – $ 386,818,444
Total Return Swaps† – 1,776,596 – 1,776,596
Total Assets $ 386,818,444 $ 1,776,596 $ – $ 388,595,040
Liabilities:
Total Return Swaps† $ – $ (3,654,778) $ – $ (3,654,778)
Total Liabilities $ – $ (3,654,778) $ – $ (3,654,778)
Total $ 386,818,444 $ (1,878,182) $ – $ 384,940,262
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of April 30, 2024, All Cap Equity Portfolio held two rights investments that were categorized as Level 3 investments which were each valued at $0.
As of April 30, 2024, Multi-Cap Portfolio held fifteen rights investments and three common stock investments that were categorized as Level 3 investments which were each valued at $0.

136 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to
Multi-Cap Portfolio
Common
Stocks Rights Swap Total
Balance as of 10/31/2023 $ 3,639 $ — $ 286,975 $ 290,614
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) — (5,788) (15,723) (21,511)
Purchases — — — —
Sales — (5,788) 15,723 9,935
Change in Unrealized Appreciation/Depreciation 2,115 11,576 (28,959) (15,268)
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 4/30/2024 $ 5,754 $ — $ 258,016 $ 263,770
Change in Unrealized Appreciation/Depreciation for Investments Still Held as
of 4/30/2024 ** $ 2,115 $ — $ 2,783 $ 4,898
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
U.S. Dollar
Amount
Multi-Cap Portfolio $ 39,924

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 137
capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.

138 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 139
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that market and/
or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the

140 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 141
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2024:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ 2,697,976
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 54,862
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,041,742
Total $ 3,794,580
Liabilities:
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ (2,456,030)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (77,932)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,330,807)
Total $ (3,864,769)

142 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
Multi-Cap Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 44,258
Interest rate risk Investment securities, at value 440,782
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 31,537
Equity risk Swap contracts, at value 4,476,503
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 4,206,085
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 9,587,537
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 299,183
Interest rate risk Receivable/payable for variation margin on futures contracts 5,852,100
Total $ 24,937,985
Liabilities:
Written Options
Equity risk Written options, at value $ (15,809)
Interest rate risk Written options, at value (174,096)
Written Swaptions
Interest rate risk Written options, at value (18,863)
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts (13,326)
Equity risk Swap contracts, at value (37,729,979)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (808,954)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (72,954)
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts (8,242,887)
Interest rate risk Receivable/payable for variation margin on futures contracts (2,923,041)
Total $ (49,999,909)
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,776,596
Total $ 1,776,596
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (3,654,778)
Total $ (3,654,778)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 143
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2024:
Bond Portfolio
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 140,880
Interest rate risk 1,173,571
Forward Foreign Currency Contracts
Currency risk (221,159)
Futures Contracts
Interest rate risk (2,954,690)
Total $ (1,861,398)
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 1,300,586
Interest rate risk (1,531,505)
Purchased Swaptions
Interest rate risk 37,220
Written Options
Equity risk (440,731)
Interest rate risk 893,776
Swap Contracts
Credit risk 673,907
Equity risk 170,809,255
Interest rate risk 2,027,634
Forward Foreign Currency Contracts
Currency risk 3,491,824
Futures Contracts
Equity risk (122,633)
Interest rate risk 1,732,426
Total $ 178,871,759
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 2,472,350
Total $ 2,472,350
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 17,085
Interest rate risk (266,740)
Forward Foreign Currency Contracts
Currency risk 17,570
Futures Contracts
Interest rate risk (314,881)
Total $ (546,966)

144 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2024:
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (1,200,714)
Interest rate risk (113,679)
Purchased Swaptions§
Interest rate risk 12,397
Written Options
Equity risk (48,602)
Interest rate risk (234,434)
Written Swaptionsβ
Interest rate risk 52,072
Swap Contracts
Credit risk 101,895
Equity risk 10,700,206
Interest rate risk (823,674)
Forward Foreign Currency Contracts
Currency risk 5,629,475
Futures Contracts
Equity risk (1,811,528)
Interest rate risk 277,628
Total $ 12,541,042
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (2,219,882)
Total $ (2,219,882)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
β Change in unrealized appreciation/depreciation from written swaptions is included in "Net change in unrealized appreciation/
depreciation in the value of written options contracts."
Bond Portfolio
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 5,264,933
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 141,422,257
Average Notional Balance—Pays Float Rate $ 153,093,553
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 6,944,342
Average Settlement Value Sold $ 7,581,315
Futures Contracts:
Average Notional Balance Long $ 157,001,397
Average Notional Balance Short $ 38,941,780

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 145
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2024, certain Funds have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options contracts, written options contracts and swaptions contracts. The futures contract agreements, centrally cleared swaps agreements and certain purchased and written options contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Multi-Cap Portfolio
Options:
Average Value Purchased $ 1,101,820
Average Value Written $ 347,944
Average Number of Purchased Option Contracts 21,574,078
Average Number of Written Option Contracts 37,271,022
Swaptions:
Average Value Purchased $ 10,275
Average Value Written $ 22,864
Average Number of Purchased Swaption Contracts 504,000
Average Number of Written Swaption Contracts 3,528,000
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 591,800
Average Notional Balance—Sell Protection $ 17,452,300
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 8,941,000
Average Notional Balance—Pays Float Rate $ 11,959,000
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 1,183,831,302
Average Notional Balance — Pays Float Rate $ 92,909,234
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 6,910,940
Average Settlement Value Sold $ 129,045,666
Futures Contracts:
Average Notional Balance Long $ 453,771,114
Average Notional Balance Short $ 596,965,938
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 131,828,883
Average Notional Balance — Pays Float Rate $ (123,622,501)

146 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC option contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2024:
Bond Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
BNP Paribas
Forward Foreign
Currency Contracts $ 19,463 $ (19,463) $ — $ —
Citibank NA
Forward Foreign
Currency Contracts 6,842 — — 6,842
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts 9,468 (6,495) — 2,973
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 19,089 — — 19,089
Total $ 54,862 $ (25,958) $ — $ 28,904
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
BNP Paribas
Forward Foreign
Currency Contracts $ (36,123) $ 19,463 $ — $ (16,660)
Deutsche Bank
Securities, Inc.
Forward Foreign
Currency Contracts (10,002) — — (10,002)
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts (6,495) 6,495 — —
NatWest Markets
Securities, Inc.
Forward Foreign
Currency Contracts (25,312) — — (25,312)
Total $ (77,932) $ 25,958 $ — $ (51,974)

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 147
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
*
Net Amount
of Asset
Derivatives
Bank of America NA Swap Contracts $ 49,404 $ (49,404) $ — $ —
Goldman Sachs
Forward Foreign
Currency Contracts 448 (448) — —
Goldman Sachs Swap Contracts 2,774,090 — — 2,774,090
Total Goldman Sachs 2,774,538 (448) — 2,774,090
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts 3,970 — — 3,970
JPMorgan Chase
Bank NA Swap Contracts 1,630,127 (1,531,977) (98,150) —
JPMorgan Chase
Bank NA Purchased Options 44,258 — — 44,258
Total JPMorgan
Chase Bank NA 1,678,355 (1,531,977) (98,150) 48,228
Morgan Stanley
Capital Services, Inc. Swap Contracts 22,882 (22,882) — —
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts 9,583,119 — — 9,583,119
Total $ 14,108,298 $ (1,604,711) $ (98,150) $ 12,405,437
* Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparties.
Aggregate additional collateral received was $11,001,850.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (344) $ — $ — $ (344)
Bank of America NA Swap Contracts (16,812,103) 49,404 2,800,000 (13,962,699)
Total Bank of America
NA (16,812,447) 49,404 2,800,000 (13,963,043)
Citibank NA
Forward Foreign
Currency Contracts (62,180) — — (62,180)
Citigroup Global
Markets Ltd.
Written Swaptions
(18,863) — — (18,863)
Goldman Sachs
Forward Foreign
Currency Contracts (6,236) 448 — (5,788)
JPMorgan Chase
Bank NA
Swap Contracts
(1,531,977) 1,531,977 — —
JPMorgan Chase
Bank NA
Written Options
(15,809) — — (15,809)
Total JPMorgan
Chase Bank NA (1,547,786) 1,531,977 — (15,809)
Morgan Stanley
Capital Services, Inc.
Swap Contracts
(19,385,899) 22,882 17,500,000 (1,863,017)
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (4,194) — — (4,194)
Total $ (37,837,605) $ 1,604,711 $ 20,300,000 $ (15,932,894)
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparties. Aggregate additional collateral pledged was $4,250,000.

148 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 1,776,596 $ (1,776,596) $ — $ —
Total $ 1,776,596 $ (1,776,596) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (3,651,114) $ 1,776,596 $ — $ (1,874,518)
Total $ (3,651,114) $ 1,776,596 $ — $ (1,874,518)

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 149
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 6,818,083
All Cap Equity Portfolio 22,757,727
Multi-Cap Portfolio 28,577,793

150 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
As of April 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $72,717,910,collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 5/15/2024 - 2/15/2054; total market value $74,172,268.
Nomura Securities International, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $55,508,171, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 6.88%, maturing 10/31/2024 - 6/30/2030; total market value
$56,639,051.
Santander US Capital Markets, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $69,510,251,collateralized by
U.S. Government Treasury Securities, ranging from 1.38% - 4.13%, maturing 10/15/2028 - 3/31/2031; total market value
$70,900,459.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,818,083 $ – $ 3,818,083 $ (3,818,083) $ –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 6,818,083 $ – $ 6,818,083 $ (6,818,083) $ –
All Cap Equity Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,757,727 $ – $ 9,757,727 $ (9,757,727) $ –
Nomura Securities
International, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Santander US Capital
Markets 10,000,000 – 10,000,000 (10,000,000) –
Total $ 22,757,727 $ – $ 22,757,727 $ (22,757,727) $ –

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 151
(k) Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of April 30, 2024, the Funds did not invest in any repurchase agreements.
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated
Multi-Cap Portfolio
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,577,793 $ – $ 6,577,793 $ (6,577,793) $ –
Nomura Securities
International, Inc. 12,000,000 – 12,000,000 (12,000,000) –
Santander US Capital
Markets 10,000,000 – 10,000,000 (10,000,000) –
Total $ 28,577,793 $ – $ 28,577,793 $ (28,577,793) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

152 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 153
As of April 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
During the six months ended April 30, 2024, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2024, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P. ("GSAM")
All Cap Equity Portfolio GSAM
Neuberger Berman Investment Advisers LLC
Multi Cap Portfolio BlackRock Investment Management. LLC
GSAM
Janus Henderson Investors US LLC
Western Asset Management Company, LLC
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
All Cap Equity Portfolio All Assets 0.22%
Multi Cap Portfolio Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund Amount
Multi-Cap Portfolio $ 227,824
Fund
Effective Advisory
Fee Rate Before
Voluntary* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Voluntary*
Fee Waivers
Effective Advisory
Fee Rate After
Voluntary* Fee
Waivers and Expense
Reimbursements
Bond Portfolio 0.26 %       N/A 0.26%
All Cap Equity Portfolio 0.22       N/A 0.22
Multi-Cap Portfolio 0.22 0.20% 0.20
U.S. 130/30 Equity 0.83       N/A 0.44
N/A — Not Applicable.
* Voluntary waivers may be discontinued at any time at the discretion of NFA.

154 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2024, NFM earned an aggregate of $855,442 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Fund Classes
Amount
(annual rate)
All Cap Equity Portfolio All Classes 0.89%
U.S. 130/30 Equity All Classes 0.49
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
April 30, 2024
Amount Total
Bond Portfolio $ — $ — $ — $ —
All Cap Equity Portfolio — — — —
Multi-Cap Portfolio — — — —
U.S. 130/30 Equity 233,779(a) 1,801,542 797,684 2,833,005
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 155
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2024, the Funds’ aggregate portion of such costs amounted to $11,788.
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended April 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, none of the Funds engaged in interfund lending.
All Cap Equity Portfolio is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30 Equity’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
All Cap Equity Portfolio 100.00
Multi-Cap Portfolio 100.00
U.S. 130/30 Equity 100.00

156 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
5. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2024, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests
Fund Purchases
*
Sales
*
Bond Portfolio $ 1,867,000,026 $ 1,874,127,197
All Cap Equity Portfolio 153,808,567 279,805,045
Multi-Cap Portfolio 768,941,197 1,060,748,022
U.S. 130/30 Equity 175,935,902 291,909,661
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $ 157,217,127 $ 98,470,099
Multi-Cap Portfolio 41,300,643 14,118,638

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 157
in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

158 - Notes to Financial Statements - April 30, 2024 (Unaudited) - 1940 Act Funds
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Portfolio 49.87% 3(a)
All Cap Equity Portfolio 41.20 3(a)
Multi-Cap Portfolio 40.61 3(a)
U.S. 130/30 Equity 55.33 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

1940 Act Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 159
10. Federal Tax Information
As of April 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Settlement Proceeds
During the year ended October 31, 2022, the Multi-Cap Portfolio reached a settlement agreement in the amount of $31,254,300 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
12. Subsequent Events
Effective May 29, 2024, Goldman Sachs Asset Management L.P. was terminated as a subadviser of Multi-Cap Portfolio. Effective
June 14, 2024, Janus Henderson Investors US LLC and Western Asset Management Company, LLC were terminated as subadvisers of Multi-Cap Portfolio. On June 24, 2024, the Fund received redemptions for all the remaining shares outstanding.
Therefore, the Fund will cease operations on June 25, 2024.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 1,015,952,867 $ 7,572,789 $ (76,374,904) $ (68,802,115)
All Cap Equity Portfolio 753,840,858 109,134,207 (29,110,277) 80,023,930
Multi-Cap Portfolio 2,541,766,038 774,461,723 (180,222,199) 594,239,524
U.S. 130/30 Equity 341,514,407 61,504,504 (18,078,649) 43,425,855

160 - Supplemental Information - April 30, 2024 (Unaudited) - 1940 Act Funds
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. 130/30 Equity Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser(s) (each, a “Sub-
Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

1940 Act Funds - April 30, 2024 (Unaudited) - Supplemental Information - 161
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.

162 - Supplemental Information - April 30, 2024 (Unaudited) - 1940 Act Funds
The Trustees considered that Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide
Bond Portfolio, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Multi-Cap Portfolio Fund, Nationwide U.S. 130/30 Equity Fund, and Nationwide
WCM Focused Small Cap Fund, were each shown to pay actual management fees and to have total expense ratios (including 12b-
1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide
International Small Cap Fund, and Nationwide Janus Henderson Overseas Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/
non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of
Nationwide BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide Loomis Short Term Bond Fund was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the
Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For all of the above Funds, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance (or two-year performance for Nationwide GQG US Quality Equity Fund) for the period ended June 30, 2023 at or above its performance universe median, or below the median but within the top three comparative quintiles. With respect to
Nationwide U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been organized in September 2022 and did not yet have two years of performance.
With respect to Nationwide BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-
year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022. In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year 2021 and the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended June 30, 2023 (from the 76th percentile for the three-year period to the 65th percentile for the one-year period).
With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight to longer duration investment grade corporate credit and high yield positions and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. In this regard, the Trustees noted that the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended October 31, 2021 (from the 74th percentile in for the three-year period to the 65th percentile for the one-year period). The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to Nationwide Bond Portfolio, the Trustees noted that the Fund had been organized in 2021 and had experienced two-
year performance in the fourth quintile of its performance universe and considered that, as of October 2022, the Fund’s prior sub-
adviser was replaced and the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that, as of July 2022, the Fund’s prior sub-adviser has been replaced and that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Adviser is considering additional steps to take in the coming year and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of the potential change.
With respect to Nationwide WCM Focused Small Cap Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the first quintile of its performance universe for the one-year period ended June 30, 2023.
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

1940 Act Funds - April 30, 2024 (Unaudited) - Supplemental Information - 163
The Trustees considered that Nationwide Government Money Market Fund compared unfavorably with its peers on the basis of both expenses and performance records. With respect to the Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, one basis point below its performance universe median, in the third quintile. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expenses rankings were expected to improve in a normalized interest rate environment. In this regard, the Trustees noted that for the period ended October 10, 2023, the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) improved to the fourth quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered that Nationwide Small Company Growth Fund compared unfavorably with its peers on the basis of both expenses and performance records. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements that a majority of the Fund’s peers with lower total expenses (including 12b-1/non-12b-1 fees) were directly managed and the Fund’s sub-advised structure (and related sub-
advisory fee) resulted in the higher overall cost of the Fund comparatively. With respect to Nationwide Small Company Growth
Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the market environment in recent years was challenging for the Sub-Adviser’s style of investing and that the Fund’s performance in 2023 had begun to improve. In this regard, the Trustees noted that performance for the three-month period ended June 30, 2023 had ranked in the first quintile of its performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its expenses and investment performance.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;

164 - Supplemental Information - April 30, 2024 (Unaudited) - 1940 Act Funds
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

1940 Act Funds - April 30, 2024 (Unaudited) - Management Information - 165
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

166 - Management Information - April 30, 2024 (Unaudited) - 1940 Act Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

1940 Act Funds - April 30, 2024 (Unaudited) - Management Information - 167
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

168 - Market Index Definitions - April 30, 2024 (Unaudited) - 1940 Act Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 169
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

170 - Market Index Definitions - April 30, 2024 (Unaudited) - 1940 Act Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

1940 Act Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 171
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

172 - Market Index Definitions - April 30, 2024 (Unaudited) - 1940 Act Funds
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

1940 Act Funds - April 30, 2024 (Unaudited) - Glossary - 173
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

174 - Glossary - April 30, 2024 (Unaudited) - 1940 Act Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

1940 Act Funds - April 30, 2024 (Unaudited) - Glossary - 175
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-40 (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
International Funds
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 8
Shareholder Expense Examples 9
Statements of Investments 12
Statements of Assets and Liabilities 46
Statements of Operations 50
Statements of Changes in Net Assets 52
Financial Highlights 60
Notes to Financial Statements 66
Supplemental Information 93
Management Information 99
Market Index Definitions 102
Glossary 107

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Mutual Funds
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset Allocation
1
Corporate Bonds 59.5%
Asset-Backed Securities 16.2%
Collateralized Mortgage Obligations 11.9%
Mortgage-Backed Securities 6.1%
Repurchase Agreements 4.0%
Commercial Mortgage-Backed Securities 3.0%
Short-Term Investment 1.6%
Futures Contracts 0.8%
Loan Participations 0.6%
Foreign Government Security 0.4%
Supranational 0.1%
Common Stock 0.1%
Credit Default Swaps
†
0.0%
Forward Currency Contracts
†
0.0%
Warrant
†
0.0%
Liabilities in excess of other assets (4.3)%
100.0%
Top Industries
2
Banks 15.0%
Financial Services 5.9%
Capital Markets 4.7%
Insurance 4.4%
Hotels, Restaurants & Leisure 3.0%
Oil, Gas & Consumable Fuels 2.7%
Consumer Finance 2.3%
Electric Utilities 2.0%
Automobiles 1.6%
Passenger Airlines 1.4%
Other Industries
#
57.0%
100.0%
Top Holdings
2
U.S. Treasury Bills, 5.28%, 5/7/2024 1.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.00%, 5/25/2054 1.0%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 5/25/2054 1.0%
Citigroup, Inc., 5.17%, 2/13/2030 1.0%
FNMA/FHLMC UMBS, 30 Year, Single Family,
6.00%, 6/25/2054 0.9%
Sun Communities Operating LP, 5.50%, 1/15/2029 0.9%
Charter Communications Operating LLC, 6.65%,
2/1/2034 0.8%
FNMA/FHLMC UMBS, 30 Year, Single Family,
6.50%, 5/25/2054 0.7%
Rain Carbon, Inc., 12.25%, 9/1/2029 0.7%
Arbor Realty Commercial Real Estate Notes Ltd.,
7.17%, 5/15/2037 0.7%
Other Holdings
#
90.8%
100.0%
Top Countries
2
United States 62.4%
Bermuda 8.9%
Cayman Islands 4.3%
United Kingdom 3.2%
Japan 2.1%
Canada 2.0%
Mexico 1.9%
Italy 1.6%
Switzerland 1.5%
Spain 1.3%
Other Countries
#
10.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Bailard International Equities Fund - April 30, 2024 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.3%
Repurchase Agreement 0.6%
Exchange Traded Fund 0.2%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Banks 10.5%
Pharmaceuticals 8.0%
Semiconductors & Semiconductor Equipment 5.5%
Automobiles 4.9%
Insurance 4.8%
Oil, Gas & Consumable Fuels 4.8%
Electrical Equipment 3.6%
Textiles, Apparel & Luxury Goods 3.1%
Professional Services 3.0%
Machinery 2.9%
Other Industries
#
48.9%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 2.7%
ASML Holding NV (Registered), ADR 2.4%
TotalEnergies SE 1.5%
Siemens AG (Registered) 1.5%
Schneider Electric SE 1.4%
Nestle SA (Registered) 1.4%
BP plc 1.3%
UniCredit SpA 1.3%
Air Liquide SA 1.3%
SAP SE 1.2%
Other Holdings
#
84.0%
100.0%
Top Countries
2
Japan 23.5%
France 10.9%
United States 10.3%
United Kingdom 8.4%
Germany 7.5%
Netherlands 6.0%
Italy 5.6%
Australia 4.9%
Denmark 4.8%
Sweden 3.3%
Other Countries
#
14.8%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

6 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Global Sustainable Equity Fund
T
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreement 1.4%
Liabilities in excess of other assets (0.6)%
100.0%
Top Industries
2
Software 10.4%
Semiconductors & Semiconductor Equipment 7.9%
Banks 4.8%
Chemicals 4.6%
Electronic Equipment, Instruments & Components 4.5%
Pharmaceuticals 4.4%
Capital Markets 4.3%
Financial Services 4.3%
Broadline Retail 3.9%
Insurance 3.6%
Other Industries
#
47.3%
100.0%
Top Holdings
2
Microsoft Corp. 4.4%
Amazon.com, Inc. 3.0%
Eli Lilly & Co. 2.8%
Alphabet, Inc., Class A 2.8%
Visa, Inc., Class A 2.6%
Ameriprise Financial, Inc. 2.3%
UnitedHealth Group, Inc. 2.3%
London Stock Exchange Group plc 2.0%
AXA SA 2.0%
Linde plc 1.9%
Other Holdings
#
73.9%
100.0%
Top Countries
2
United States 67.6%
United Kingdom 7.2%
Japan 6.5%
France 4.1%
Netherlands 2.6%
Norway 1.7%
Switzerland 1.6%
Canada 1.4%
Ireland 1.3%
India 1.0%
Other Countries
#
5.0%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide International Small Cap Fund - April 30, 2024 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 97.4%
Repurchase Agreements 3.2%
Exchange Traded Fund 1.6%
Rights
†
0.0%
Liabilities in excess of other assets (2.2)%
100.0%
Top Industries
2
Banks 7.3%
Machinery 6.7%
Real Estate Management & Development 4.5%
Chemicals 4.5%
Financial Services 3.8%
Metals & Mining 3.2%
Semiconductors & Semiconductor Equipment 3.1%
Oil, Gas & Consumable Fuels 3.0%
Professional Services 2.7%
Biotechnology 2.6%
Other Industries
#
58.6%
100.0%
Top Holdings
2
Beazley plc 1.8%
iShares MSCI EAFE Small-Cap ETF 1.6%
BAWAG Group AG 1.4%
Trelleborg AB, Class B 1.4%
IMI plc 1.4%
Kyushu Electric Power Co., Inc. 1.3%
Dah Sing Financial Holdings Ltd. 1.2%
TechnoPro Holdings, Inc. 1.2%
Hakuhodo DY Holdings, Inc. 1.2%
Nuvei Corp. 1.1%
Other Holdings
#
86.4%
100.0%
Top Countries
2
Japan 28.2%
United Kingdom 20.4%
Italy 4.9%
France 4.6%
Canada 4.4%
Australia 4.3%
Germany 3.7%
Sweden 2.5%
China 2.3%
Austria 2.1%
Other Countries
#
22.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

8 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Asset Allocation
1
Common Stocks 96.2%
Repurchase Agreement 3.8%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Industries
2
Banks 13.6%
Semiconductors & Semiconductor Equipment 10.1%
Oil, Gas & Consumable Fuels 6.2%
Pharmaceuticals 6.1%
Insurance 5.5%
Aerospace & Defense 4.9%
Textiles, Apparel & Luxury Goods 4.4%
Metals & Mining 4.3%
Beverages 4.3%
Automobiles 4.1%
Other Industries
#
36.5%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 5.9%
BAE Systems plc 4.9%
Teck Resources Ltd., Class B 4.3%
BNP Paribas SA 4.2%
Liberty Media Corp-Liberty Formula One, Class C 3.5%
Samsonite International SA 3.5%
ASML Holding NV 3.4%
Deutsche Telekom AG (Registered) 3.3%
Dai-ichi Life Holdings, Inc. 3.3%
Canadian Natural Resources Ltd. 3.3%
Other Holdings
#
60.4%
100.0%
Top Countries
2
United Kingdom 15.6%
Japan 14.4%
United States 11.8%
France 8.5%
Canada 7.6%
Netherlands 7.4%
Taiwan 5.9%
Germany 5.4%
India 3.1%
Italy 3.0%
Other Countries
#
17.3%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

International Funds - April 30, 2024 (Unaudited) - Shareholder Expense Examples - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 1,067.20 5.09 0.99
Hypothetical
(a)(b)
1,000.00 1,019.94 4.97 0.99
Class R6 Shares
Actual
(a)
1,000.00 1,069.70 2.52 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,069.00 3.14 0.61
Hypothetical
(a)(b)
1,000.00 1,021.83 3.07 0.61

10 - Shareholder Expense Examples - April 30, 2024 (Unaudited) - International Funds
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 1,191.10 6.59 1.21
Hypothetical
(a)(b)
1,000.00 1,018.85 6.07 1.21
Class M Shares
Actual
(a)
1,000.00 1,192.80 4.80 0.88
Hypothetical
(a)(b)
1,000.00 1,020.49 4.42 0.88
Class R6 Shares
Actual
(a)
1,000.00 1,192.80 4.80 0.88
Hypothetical
(a)(b)
1,000.00 1,020.49 4.42 0.88
Institutional Service Class Shares
Actual
(a)
1,000.00 1,192.60 5.02 0.92
Hypothetical
(a)(b)
1,000.00 1,020.29 4.62 0.92
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,165.10 6.73 1.25
Hypothetical
(a)(b)
1,000.00 1,018.65 6.27 1.25
Class R6 Shares
Actual
(a)
1,000.00 1,167.30 4.85 0.90
Hypothetical
(a)(b)
1,000.00 1,020.39 4.52 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 1,165.30 6.19 1.15
Hypothetical
(a)(b)
1,000.00 1,019.14 5.77 1.15
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,189.80 6.64 1.22
Hypothetical
(a)(b)
1,000.00 1,018.80 6.12 1.22
Class R6 Shares
Actual
(a)
1,000.00 1,191.80 4.85 0.89
Hypothetical
(a)(b)
1,000.00 1,020.44 4.47 0.89
Institutional Service Class Shares
Actual
(a)
1,000.00 1,190.70 5.50 1.01
Hypothetical
(a)(b)
1,000.00 1,019.84 5.07 1.01

International Funds - April 30, 2024 (Unaudited) - Shareholder Expense Examples - 11
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Janus Henderson Overseas Fund
Class A Shares
Actual
(a)
1,000.00 1,175.40 5.90 1.09
Hypothetical
(a)(b)
1,000.00 1,019.44 5.47 1.09
Class R6 Shares
Actual
(a)
1,000.00 1,177.50 3.90 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Eagle Class Shares
Actual
(a)
1,000.00 1,175.60 3.89 0.72
Hypothetical
(a)(b)
1,000.00 1,021.28 3.62 0.72
Institutional Service Class Shares
Actual
(a)
1,000.00 1,177.10 4.66 0.86
Hypothetical
(a)(b)
1,000.00 1,020.59 4.32 0.86
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 16 .2%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 3 .9%
Other 3 .9%
ACREC Ltd., Series 2021-
FL1, Class A, 6.58%,
10/16/2036(a)(b) 1,995,932 1,983,753
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2022-FL2, Class
A, 7.17%, 5/15/2037(a)
(b) 2,940,000 2,936,423
AREIT Ltd., Series 2024-
CRE9, Class A, 0.00%,
5/17/2041(a)(b) 1,490,000 1,486,275
FS Rialto, Series 2021-
FL3, Class A, 6.68%,
11/16/2036(a)(b) 2,497,885 2,488,312
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
6.43%, 9/17/2036(a)(b) 657,839 653,113
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 6.88%,
1/17/2037(a)(b) 1,624,876 1,617,980
MF1 Ltd., Series 2022-
FL8, Class A, 6.67%,
2/19/2037(a)(b) 1,443,308 1,429,046
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 7.63%,
2/20/2030(a)(b) 350,000 346,089
TRTX Issuer Ltd., Series
2022-FL5, Class A,
6.98%, 2/15/2039(a)(b) 2,187,709 2,169,936
15,110,927
UNITED STATES 12 .3%
Airlines 0 .3%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 129,750 117,230
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 897,042 780,534
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 100,296 97,924
995,688
Automobiles 5 .7%
American Credit
Acceptance Receivables
Trust
Series 2021-1, Class F,
4.01%, 11/15/2027(b) 1,100,000 1,098,985
Series 2023-4, Class C,
6.99%, 9/12/2030(b) 2,110,000 2,139,245
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,394,493
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 606,286
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,436,294
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 274,592
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 224,563
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 980,000 976,702
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 757,665
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 531,429
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A,
7.98%, 11/15/2027(a)(b) 2,550,000 2,550,000
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,309,966
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,541,204
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,039,031
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 1,240,000 1,284,591
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 819,816
Series 2024-2, Class D,
6.28%, 8/15/2031 1,180,000 1,181,828
Tricolor Auto Securitization
Trust, Series 2021-
1A, Class F, 5.08%,
5/15/2028(b) 2,250,000 2,238,140
22,404,830
Credit Card 0 .2%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 720,222
Equipment Loans & Leases 0 .5%
NMEF Funding LLC

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 13
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2021-A, Class D,
5.78%, 12/15/2027(b) 500,000 495,373
Series 2023-A, Class C,
8.04%, 6/17/2030(b) 1,300,000 1,277,485
Home Equity 1 .3%
FIGRE Trust, Series 2023-
HE3, Class A, 6.44%,
11/25/2053(a)(b) 1,293,463 1,299,704
Saluda Grade Alternative
Mortgage Trust, Series
2023-FIG4, Class A,
6.72%, 11/25/2053(a)(b) 2,646,876 2,659,925
Towd Point HE Trust,
Series 2021-HE1, Class
M1, 1.50%, 2/25/2063(a)
(b) 1,336,632 1,277,323
5,236,952
Other 4 .1%
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL1, Class
A, 6.41%, 12/15/2035(a)
(b) 1,175,176 1,172,540
Series 2021-FL4, Class
B, 7.44%, 11/15/2036(a)
(b) 920,000 906,091
Series 2022-FL1, Class
A, 6.78%, 1/15/2037(a)
(b) 1,080,000 1,073,255
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,130,000 1,113,881
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 1,440,000 1,476,867
FS Rialto Issuer LLC,
Series 2022-FL4, Class
A, 7.23%, 1/19/2039(a)
(b) 1,700,000 1,699,374
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 794,283 688,532
Pagaya AI Debt Trust
Series 2023-3, Class A,
7.60%, 12/16/2030(b) 1,252,650 1,260,654
Series 2023-5, Class A,
7.18%, 4/15/2031(b) 697,990 699,480
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 900,787
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 704,603
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 333,288
Ready Capital Mortgage
Financing LLC
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-FL7, Class
B, 7.23%, 11/25/2036(a)
(b) 1,150,000 1,135,640
Series 2023-FL11, Class
B, 8.85%, 10/25/2039(a)
(b) 1,440,000 1,434,314
Switch ABS Issuer LLC,
Series 2024-1A, Class
A2, 6.28%, 3/25/2054(b) 550,000 535,184
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 544,100
Tricon Residential Trust,
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 342,518
16,021,108
Student Loan 0 .2%
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 0.00%,
6/25/2047(a)(b) 960,000 960,384
48,112,042
Total Asset-Backed Securities
(cost  $63,572,279) 63,222,969
Collateralized Mortgage Obligations 11 .9%
BERMUDA 2 .1%
Bellemeade Re Ltd.,
Series 2021-3A,
Class B1, 9.18%,
9/25/2031(a)(b) 1,030,000 1,027,864
Eagle RE Ltd., Series
2021-2, Class M2,
9.58%, 4/25/2034(a)(b) 1,370,000 1,432,932
Home RE Ltd., Series
2023-1, Class M1B,
9.93%, 10/25/2033(a)(b) 510,000 529,216
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.79%, 7/25/2029(a)(b) 1,520,000 1,528,782
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 9.73%,
4/25/2034(a)(b) 700,000 718,718
Radnor RE Ltd.
Series 2023-1,
Class M1A, 8.03%,
7/25/2033(a)(b) 1,270,000 1,286,586
Series 2023-1,
Class M1B, 9.68%,
7/25/2033(a)(b) 330,000 342,200

14 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Radnor RE Ltd.
Series 2021-1,
Class M2, 8.48%,
12/27/2033(a)(b) 1,230,000 1,241,640
8,107,938
0
UNITED STATES 9 .8%
Connecticut Avenue
Securities Trust
Series 2022-R02,
Class 2M2, 8.33%,
1/25/2042(a)(b) 330,000 338,434
Series 2023-R03,
Class 2M1, 7.83%,
4/25/2043(a)(b) 1,013,083 1,030,121
Series 2023-R06,
Class 1M1, 7.03%,
7/25/2043(a)(b) 561,977 565,091
Series 2024-R02,
Class 1B1, 7.83%,
2/25/2044(a)(b) 1,720,000 1,733,259
Series 2024-R03,
Class 2M2, 7.28%,
3/25/2044(a)(b) 1,090,000 1,091,717
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 1,020,000 943,401
Eagle RE Ltd., Series
2023-1, Class M1B,
9.28%, 9/26/2033(a)(b) 2,060,000 2,129,106
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 304,035 211,553
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 7,106 74
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 104,963 3,340
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 277,389 9,410
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 10,809 179
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 7.83%,
1/25/2042(a)(b) 180,000 182,896
Series 2023-DNA1,
Class M1A, 7.43%,
3/25/2043(a)(b) 1,821,996 1,853,826
Series 2023-DNA2,
Class M1A, 7.43%,
4/25/2043(a)(b) 1,922,746 1,960,358
Series 2020-HQA5,
Class B2, 12.73%,
11/25/2050(a)(b) 630,000 753,040
Series 2020-DNA6,
Class B2, 10.98%,
12/25/2050(a)(b) 790,000 876,206
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 10.24%,
9/25/2047(a)(b) 2,500,000 2,615,103
Series 2019-FTR4,
Class B2, 10.44%,
11/25/2047(a)(b) 1,280,000 1,353,055
Series 2018-HQA2,
Class B2, 16.44%,
10/25/2048(a)(b) 1,090,000 1,384,362
Series 2019-DNA3,
Class B2, 13.59%,
7/25/2049(a)(b) 720,000 826,337
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 41,574,202 457,520
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 123,328 3,767
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 134,398 4,741
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 136,467 4,213
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 27,469 1,057
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 530,000 420,191
GNMA REMICS
Series 2013-84,
Class SC, IO, 1.17%,
3/16/2040(a) 38,303 1,705
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 53,290 4,917
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 92,437 13,374
Series 2016-5, Class
CS, IO, 0.72%,
1/20/2046(a) 96,579 6,937
Series 2016-20,
Class SB, IO, 0.67%,
2/20/2046(a) 92,906 6,607
Series 2016-17,
Class JS, IO, 0.67%,
2/20/2046(a) 75,822 5,667
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 54,964 10,471
Series 2016-88,
Class SM, IO, 0.67%,
7/20/2046(a) 99,730 9,747
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 95,622 19,392
Series 2016-118,
Class DS, IO, 0.67%,
9/20/2046(a) 118,377 12,753

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 15
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 59,256 10,071
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,083,026 192,213
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 372,256 63,151
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 155,452
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 15,445,508 188,472
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 28,773,394 176,974
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 25,977,234 162,030
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(b)(c) 1,826,000 1,834,260
Ready Capital Mortgage
Financing LLC, Series
2022-FL8, Class A,
6.98%, 1/25/2037(a)(b) 1,908,163 1,902,361
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 2,450,000 2,432,429
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 2,390,000 2,401,956
STACR Trust
Series 2018-HRP2,
Class B1, 9.64%,
2/25/2047(a)(b) 1,250,000 1,391,905
Series 2018-HRP2,
Class B2, 15.94%,
2/25/2047(a)(b) 1,380,000 1,699,394
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,578,388
Triangle Re Ltd., Series
2023-1, Class M1B,
10.58%, 11/25/2033(a)
(b) 1,640,000 1,744,354
Visio Trust, Series 2020-
1R, Class M1, 2.93%,
11/25/2055(b) 350,000 301,020
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
STACR Trust
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,176,608
38,254,965
0
Total Collateralized Mortgage Obligations
(cost $44,451,183) 46,362,903
Commercial Mortgage-Backed Securities 3 .0%
UNITED STATES 3 .0%
BX Trust , Series 2021-
ARIA, Class D, 7.33%,
10/15/2036(a)(b) 1,100,000 1,075,938
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.61%,
10/10/2048(a) 1,350,000 1,057,254
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.71%, 11/15/2048(a) 250,000 224,329
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 9.08%, 1/25/2051(a)
(b) 700,000 686,004
Series 2021-MN3,
Class M2, 9.33%,
11/25/2051(a)(b) 815,000 798,809
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
7.54%, 10/15/2036(a)(b) 350,000 333,047
Series 2021-IP, Class E,
8.99%, 10/15/2036(a)(b) 150,000 143,016
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 994,616
HTL Commercial Mortgage
Trust
Series 2024-T53, Class
C, 7.09%, 5/10/2039(a)
(b) 1,030,000 1,022,073
Series 2024-T53, Class
D, 8.20%, 5/10/2039(a)
(b) 650,000 645,104
Med Trust , Series 2021-
MDLN, Class F, 9.44%,
11/15/2038(a)(b) 547,373 546,005
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 303,048

16 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 8.69%,
10/25/2049(a)(b) 889,917 875,494
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,450,642
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.82%, 12/10/2034(a)
(b) 700,000 711,767
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.68%, 10/15/2050(a) 810,000 688,081
Total Commercial Mortgage-Backed
Securities
(cost $12,539,527)
11,555,227
Corporate Bonds 59 .5%
AUSTRALIA 0 .5%
Banks 0 .5%
Australia & New Zealand
Banking Group Ltd.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.62%), 5.73%,
9/18/2034(b)(d) 1,885,000 1,838,469
BERMUDA 7 .2%
Financial Services 4 .6%
Alamo Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.18%), 12.56%,
6/7/2024(b)(d) 1,950,000 1,957,800
Series A, (T-BILL 1MO
+ 7.49%), 12.87%,
6/7/2025(b)(d) 500,000 496,150
Series A, (T-BILL 1MO
+ 8.50%), 13.88%,
6/7/2026(b)(d) 500,000 512,050
Series A, (T-BILL 1MO
+ 6.00%), 11.40%,
6/7/2027(b)(d) 500,000 499,500
Alamo Re Ltd., Series B,
(T-BILL 1MO + 7.75%),
13.08%, 6/7/2027(b)(d) 250,000 249,625
Aquila Re I Ltd.
Series A-1, (3 Month
Treasury Bill Rate
+ 5.25%), 10.61%,
6/8/2026(b)(d) 250,000 251,875
Series A-1, (3 Month
Treasury Bill Rate
+ 5.50%), 10.90%,
6/7/2027(b)(d) 250,000 250,000
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.25%),
14.61%, 6/8/2026(b)(d) 250,000 256,750
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.04%), 7.40%,
7/7/2025(b)(d) 250,000 246,425
Cape Lookout Re Ltd.
Series A, (T-BILL 1MO
+ 8.42%), 13.80%,
4/28/2026(b)(d) 750,000 768,000
Series A, (T-BILL 1MO
+ 8.00%), 13.39%,
4/5/2027(b)(d) 500,000 499,500
Citrus Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.75%), 12.12%,
6/7/2026(b)(d) 250,000 256,575
Series A, (3 Month
Treasury Bill Rate
+ 9.25%), 14.61%,
6/7/2027(b)(d) 250,000 248,725
Everglades Re II Ltd.,
Series A-1, (T-BILL
1MO + 6.61%), 11.98%,
5/14/2024(b)(d) 1,000,000 1,000,000
Everglades Re II Ltd.,
Series B-1, (T-BILL
1MO + 7.63%), 13.00%,
5/14/2024(b)(d) 1,000,000 1,000,000
Four Lakes Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.50%), 11.86%,
1/7/2026(b)(d) 250,000 254,525
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 11.11%,
1/7/2027(b)(d) 250,000 253,550
Four Lakes Re Ltd., Series
B, (3 Month Treasury Bill
Rate + 9.50%), 14.86%,
1/7/2027(b)(d) 250,000 248,700
Herbie Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.00%), 11.36%,
1/7/2028(b)(d) 500,000 492,500
Herbie Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 9.00%), 14.36%,
1/8/2028(b)(d) 250,000 246,750
High Point Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 11.11%,
1/6/2027(b)(d) 250,000 251,000

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Hypatia Ltd., Series A, (3
Month Treasury Bill Rate
+ 10.50%), 15.88%,
4/8/2026(b)(d) 250,000 262,625
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.78%), 4.78%,
4/9/2026(b)(d) 500,000 502,250
Matterhorn Re Ltd., Series
2022, (SOFR + 5.25%),
10.60%, 3/24/2025(b)(d) 750,000 733,650
Mona Lisa Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 7.00%), 12.32%,
7/8/2025(b)(d) 500,000 495,400
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.82%, 1/8/2026(b)(d) 250,000 267,675
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.69%),
17.03%, 1/8/2025(b)(d) 250,000 243,425
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.25%), 14.57%,
1/8/2026(b)(d) 250,000 257,650
Series A, (3 Month
Treasury Bill Rate +
12.00%), 17.36%,
1/8/2027(b)(d) 500,000 508,100
Palm RE Ltd., Series A,
(T-BILL 1MO + 9.50%),
14.90%, 6/7/2027(b)(d) 250,000 249,750
Ramble RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 11.62%,
3/5/2027(b)(d) 500,000 494,200
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.61%), 8.95%,
4/7/2026(b)(d) 500,000 483,600
Series A, (3 Month
Treasury Bill Rate
+ 8.00%), 11.80%,
6/5/2026(b)(d) 500,000 508,450
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 11.09%,
4/7/2028(b)(d) 1,000,000 1,002,500
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.75%), 11.09%,
4/7/2027(b)(d) 250,000 250,525
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.05%), 5.05%,
1/8/2026(b)(d) 400,000 385,080
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 10.85%,
12/6/2025(b)(d) 250,000 253,975
Veraison Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 4.75%), 10.10%,
3/8/2027(b)(d) 500,000 503,250
Winston RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 10.25%),
15.61%, 2/26/2027(b)(d) 250,000 246,275
Winston RE Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.75%),
17.11%, 2/26/2027(b)(d) 250,000 245,850
18,134,230
Insurance 2 .4%
Blue Ridge Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 10.61%,
1/8/2027(b)(d) 250,000 249,300
Blue Ridge Re Ltd.,
Series B, (T-BILL 1MO
+ 8.00%), 13.36%,
1/8/2027(b)(d) 250,000 254,525
Bonanza RE Ltd., Series
2022, (3 Month Treasury
Bill Rate + 5.78%),
11.13%, 3/16/2025(b)(d) 250,000 234,675
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.25%), 13.60%,
1/8/2026(b)(d) 250,000 254,200
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.00%), 9.00%,
4/7/2026(b)(d) 250,000 255,275
FloodSmart Re Ltd.
Series A, (T-BILL 1MO
+ 16.25%), 21.61%,
3/11/2026(b)(d) 500,000 500,800
Series A, (3 Month
Treasury Bill Rate +
14.00%), 19.36%,
3/12/2027(b)(d) 1,000,000 999,500
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.00%),
17.35%, 6/6/2025(b)(d) 750,000 768,300
Integrity Re Ltd., Series B,
(T-BILL 1MO + 13.25%),
18.62%, 6/6/2026(b)(d) 250,000 247,550

18 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Kendall Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 11.63%,
4/30/2027(b)(d) 500,000 500,017
Kendall Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.75%), 13.09%,
4/30/2027(b)(d) 250,000 249,989
Merna Reinsurance II
Ltd., Series CAT, (3
Month Treasury Bill
Rate + 3.85%), 9.13%,
4/7/2025(b)(d) 500,000 503,600
Merna Reinsurance II
Ltd., Series 3, (3 Month
Treasury Bill Rate
+ 7.53%), 12.89%,
7/7/2025(b)(d) 500,000 505,850
Merna Reinsurance II
Ltd., Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 13.07%,
7/7/2026(b)(d) 250,000 259,050
Merna Reinsurance II
Ltd., Series B, (3 Month
Treasury Bill Rate +
10.25%), 15.57%,
7/7/2026(b)(d) 250,000 264,750
MetroCat Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 5.75%,
5/8/2026(b)(d) 750,000 752,175
Purple Re Ltd.
Series A, (T-BILL 1MO
+ 10.00%), 15.36%,
6/5/2026(b)(d) 250,000 252,300
Series A, (T-BILL 1MO
+ 2.00%), 7.32%,
6/7/2027(b)(d) 500,000 499,500
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 10.62%,
6/8/2026(b)(d) 500,000 512,550
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.25%),
17.62%, 2/27/2026(b)(d) 250,000 270,225
Torrey Pines Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 5.00%), 10.36%,
6/5/2026(b)(d) 250,000 253,550
Torrey Pines Re Pte.
Ltd., Series A, (3
Month Treasury Bill
Rate + 4.18%), 9.54%,
6/7/2024(b)(d) 500,000 498,500
9,086,181
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Metals & Mining 0 .2%
Galileo Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.00%), 12.36%,
1/8/2026(b)(d) 250,000 255,125
Galileo Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 12.36%,
1/7/2028(b)(d) 250,000 259,850
514,975
27,735,386
BRAZIL 0 .5%
Electric Utilities 0 .1%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b)(e) 995,000 509,937
Food Products 0 .2%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 984,133
Oil, Gas & Consumable Fuels 0 .2%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,026,812 889,617
2,383,687
CAMEROON 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 342,595
CANADA 2 .0%
Banks 0 .6%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(d) 150,000 132,413
Federation des Caisses
Desjardins du Quebec
5.70%, 3/14/2028(b)(f) 705,000 704,177
5.25%, 4/26/2029(b)(f) 1,730,000 1,699,121
2,535,711
Commercial Services & Supplies 0 .8%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,489,531
6.32%, 12/4/2028(b) 1,605,000 1,628,850
3,118,381
Multi-Utilities 0 .2%
Algonquin Power & Utilities
Corp.
5.37%, 6/15/2026(c) 290,000 286,971

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Multi-Utilities
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d)(f) 705,000 611,478
898,449
Oil, Gas & Consumable Fuels 0 .4%
Enbridge, Inc.
5.63%, 4/5/2034 730,000 714,220
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d) 928,000 979,085
1,693,305
8,245,846
CAYMAN ISLANDS 0 .5%
Financial Services 0 .1%
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 9.65%,
6/1/2026(b)(d) 250,000 250,875
Insurance 0 .4%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 8.66%), 14.02%,
12/6/2024(b)(d) 250,000 241,400
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 5.28%), 10.64%,
12/6/2025(b)(d) 500,000 470,250
Vitality Re XII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.11%,
1/7/2025(b)(d) 250,000 249,125
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 7.36%,
1/6/2026(b)(d) 250,000 248,100
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.11%,
1/6/2026(b)(d) 300,000 297,480
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 8.82%,
1/5/2027(b)(d) 500,000 508,150
2,014,505
2,265,380
Corporate Bonds
Principal
Amount ($) Value ($)
COLOMBIA 0 .2%
Passenger Airlines 0 .2%
ABRA Global Finance,
6.00%, 3/2/2028(b)(g) 1,112,869 997,257
DENMARK 0 .4%
Banks 0 .4%
Danske Bank A/S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 5.43%,
3/1/2028(b)(d) 1,770,000 1,753,686
FINLAND 0 .4%
Banks 0 .4%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(h) 1,840,000 1,490,684
FRANCE 1 .2%
Banks 1 .0%
BNP Paribas SA
(SOFR + 1.52%),
5.18%, 1/9/2030(b)(d) 2,055,000 2,014,984
(SOFR + 1.59%),
5.50%, 5/20/2030(b)
(d)(f) 740,000 727,573
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d) 1,400,000 1,367,468
4,110,025
Diversified Telecommunication Services 0 .2%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 605,770
4,715,795
GERMANY 0 .4%
Automobiles 0 .4%
Mercedes-Benz Finance
North America LLC,
5.05%, 8/3/2033(b) 1,610,000 1,559,775
GHANA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 832,962
HONG KONG 0 .1%
Financial Services 0 .1%
Black Kite Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.85%), 12.21%,
6/9/2025(b)(d) 250,000 252,225
IRELAND 0 .8%
Consumer Finance 0 .6%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 454,991

20 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND
Consumer Finance
Avolon Holdings Funding
Ltd., 6.38%, 5/4/2028(b) 2,025,000 2,040,071
2,495,062
Financial Services 0 .2%
Atlas Capital DAC, Series
A, (SOFR + 7.25%),
12.62%, 6/5/2026(b)(d) 250,000 259,575
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 12.87%,
12/8/2025(b)(d) 250,000 257,900
517,475
3,012,537
ITALY 1 .7%
Banks 1 .2%
Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(d) 760,000 824,729
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.90%), 7.78%,
6/20/2054(b)(d) 1,435,000 1,470,355
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d) 2,260,000 2,185,196
4,480,280
Electric Utilities 0 .5%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,802,086
6,282,366
JAPAN 2 .2%
Banks 1 .1%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
1.00%), 5.43%,
4/17/2035(d) 2,280,000 2,224,515
Mizuho Financial Group,
Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.40%), 5.67%,
9/13/2033(d)(f) 950,000 943,728
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.30%), 5.58%,
5/26/2035(d) 1,010,000 983,699
4,151,942
Capital Markets 0 .5%
Nomura Holdings, Inc.,
5.61%, 7/6/2029 2,000,000 1,981,932
Insurance 0 .6%
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.59%), 5.95%,
4/16/2054(b)(d) 2,370,000 2,304,410
8,438,284
MEXICO 1 .9%
Diversified Telecommunication Services 0 .4%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 2,915,000 1,556,088
Energy Equipment & Services 0 .2%
Borr IHC Ltd.
10.00%, 11/15/2028(b) 385,000 397,984
10.38%, 11/15/2030(b) 275,000 285,595
683,579
Food Products 0 .2%
Bimbo Bakeries USA, Inc.,
5.38%, 1/9/2036(b) 700,000 669,323
Hotels, Restaurants & Leisure 0 .2%
Grupo Posadas SAB
de CV, 7.00%,
12/30/2027(b)(c) 940,606 864,182
Oil, Gas & Consumable Fuels 0 .2%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 879,856
Passenger Airlines 0 .7%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 2,710,000 2,657,124
7,310,152
NETHERLANDS 0 .9%
Banks 0 .9%
ING Groep NV
(SOFR + 1.44%),
5.34%, 3/19/2030(d) 1,310,000 1,283,435
(SOFR + 2.09%), 6.11%,
9/11/2034(d) 570,000 573,268

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
NETHERLANDS
Banks
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(h) 2,160,000 1,587,820
3,444,523
NORWAY 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Aker BP ASA, 6.00%,
6/13/2033(b) 1,235,000 1,232,406
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American Capital
plc, 6.00%, 4/5/2054(b) 1,015,000 999,810
SPAIN 1 .4%
Banks 1 .4%
Banco Bilbao Vizcaya
Argentaria SA, 5.38%,
3/13/2029 1,400,000 1,385,578
Banco Santander SA
6.92%, 8/8/2033 1,400,000 1,422,928
6.94%, 11/7/2033 800,000 855,943
CaixaBank SA
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d) 1,015,000 1,048,984
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d) 540,000 527,832
5,241,265
SWITZERLAND 1 .6%
Capital Markets 1 .2%
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(h) 1,500,000 1,511,874
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(d)(f)(h) 365,000 400,583
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d) 1,110,000 1,101,721
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 370,519
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d)(f) 1,310,000 1,270,284
4,654,981
Passenger Airlines 0 .4%
VistaJet Malta Finance plc,
9.50%, 6/1/2028(b) 1,570,000 1,405,912
6,060,893
UNITED KINGDOM 3 .2%
Banks 2 .4%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 7.39%,
11/2/2028(d) 1,025,000 1,070,577
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.00%), 5.75%,
8/9/2033(d) 1,565,000 1,528,231
HSBC Holdings plc,
(SOFR + 3.35%),
7.39%, 11/3/2028(d) 1,030,000 1,079,786
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.91%), 8.00%,
9/27/2029(d)(h) 1,590,000 1,570,217
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.75%), 7.95%,
11/15/2033(d) 870,000 954,919
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d)(f) 1,355,000 1,360,688
Standard Chartered plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d)(f) 2,000,000 1,997,716
9,562,134
Financial Services 0 .0%
†
Sussex Capital UK Pcc
Ltd., (3 Month Treasury
Bill Rate + 8.36%),
13.72%, 1/8/2025(b)(d) 250,000 243,750

22 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Ground Transportation 0 .1%
Ashtead Capital, Inc.,
5.95%, 10/15/2033(b) 470,000 462,779
Health Care Equipment & Supplies 0 .3%
Smith & Nephew plc,
5.40%, 3/20/2034 1,040,000 1,002,458
Oil, Gas & Consumable Fuels 0 .1%
SCC Power plc, 4.00%,
12/31/2028(b)(g) 756,846 301,057
Tobacco 0 .3%
BAT Capital Corp., 6.00%,
2/20/2034 1,290,000 1,282,026
12,854,204
UNITED STATES 31 .4%
Aerospace & Defense 0 .3%
Boeing Co. (The)
6.86%, 5/1/2054(b) 570,000 571,544
7.01%, 5/1/2064(b) 620,000 620,564
1,192,108
Automobiles 1 .3%
Ford Motor Co., 6.10%,
8/19/2032 210,000 205,994
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 512,980
6.50%, 1/16/2029(b)(f) 695,000 715,946
5.35%, 3/19/2029(b)(f) 2,500,000 2,456,929
6.20%, 9/21/2030(b) 995,000 1,013,147
4,904,996
Banks 5 .6%
Bank of America Corp.
(SOFR + 1.91%),
5.29%, 4/25/2034(d) 720,000 693,529
(SOFR + 1.84%),
5.87%, 9/15/2034(d) 1,770,000 1,773,219
Citigroup, Inc.
(SOFR + 1.36%),
5.17%, 2/13/2030(d) 4,000,000 3,911,858
(SOFR + 2.66%),
6.17%, 5/25/2034(d) 690,000 684,783
Citizens Financial Group,
Inc.
(SOFR + 2.01%),
5.84%, 1/23/2030(d) 445,000 435,819
(SOFR + 2.33%),
6.65%, 4/25/2035(d) 550,000 551,538
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,409,193
JPMorgan Chase & Co.
(SOFR + 1.19%),
5.04%, 1/23/2028(d) 625,000 616,133
(SOFR + 2.08%),
4.91%, 7/25/2033(d) 1,010,000 960,254
KeyCorp, (United States
SOFR Compounded
Index + 2.42%), 6.40%,
3/6/2035(d) 650,000 639,406
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
PNC Financial Services
Group, Inc. (The)
(SOFR + 1.34%),
5.30%, 1/21/2028(d) 470,000 465,913
(SOFR + 1.93%),
5.07%, 1/24/2034(d) 310,000 291,903
(SOFR + 2.28%),
6.88%, 10/20/2034(d) 875,000 928,733
Truist Financial Corp.
(SOFR + 2.45%),
7.16%, 10/30/2029(d) 95,000 99,472
(SOFR + 1.62%),
5.44%, 1/24/2030(d) 190,000 186,119
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,030,386
US Bancorp
(SOFR + 2.11%), 4.97%,
7/22/2033(d) 700,000 643,778
(SOFR + 2.09%),
5.85%, 10/21/2033(d)(f) 1,730,000 1,716,039
Wells Fargo & Co.
(SOFR + 1.99%),
5.56%, 7/25/2034(d) 950,000 926,005
(SOFR + 2.06%),
6.49%, 10/23/2034(d) 525,000 546,594
Wells Fargo Bank NA,
5.25%, 12/11/2026 2,250,000 2,239,156
21,749,830
Capital Markets 3 .2%
Bank of New York Mellon
Corp. (The)
(SOFR + 1.09%),
4.98%, 3/14/2030(d) 645,000 631,516
(SOFR + 1.51%),
4.71%, 2/1/2034(d) 230,000 215,779
Charles Schwab Corp.
(The), (SOFR + 2.50%),
5.85%, 5/19/2034(d)(f) 435,000 433,137
Goldman Sachs Group,
Inc. (The), (SOFR
+ 1.27%), 5.73%,
4/25/2030(d) 2,000,000 2,003,256
JBS USA Holding Lux Sarl
5.75%, 4/1/2033 355,000 339,512
6.50%, 12/1/2052 705,000 667,387
Jefferies Financial Group,
Inc., 6.20%, 4/14/2034 1,815,000 1,794,269
Morgan Stanley
(SOFR + 1.01%),
5.65%, 4/13/2028(d) 260,000 260,255
(SOFR + 1.45%),
5.17%, 1/16/2030(d)(f) 275,000 269,637
(SOFR + 2.62%),
5.30%, 4/20/2037(d) 1,690,000 1,582,810
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d)(f) 740,000 719,234

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d) 1,110,000 1,068,042
Northern Trust Corp.,
6.13%, 11/2/2032(f) 1,576,000 1,621,215
State Street Corp., (SOFR
+ 1.89%), 5.16%,
5/18/2034(d)(f) 973,000 940,301
12,546,350
Chemicals 1 .3%
Celanese US Holdings
LLC, 6.70%,
11/15/2033(f) 2,000,000 2,064,411
Rain Carbon, Inc., 12.25%,
9/1/2029(b)(f) 2,900,000 3,020,037
5,084,448
Communications Equipment 0 .1%
Motorola Solutions, Inc.,
5.60%, 6/1/2032 444,000 441,601
Consumer Finance 1 .8%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d)(f) 640,000 653,790
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 449,628
Capital One Financial
Corp.
(SOFR + 1.91%),
5.70%, 2/1/2030(d) 320,000 315,576
(SOFR + 2.60%),
5.82%, 2/1/2034(d) 275,000 266,198
(SOFR + 2.86%),
6.38%, 6/8/2034(d) 770,000 775,019
Ford Motor Credit Co. LLC
7.35%, 3/6/2030 200,000 208,350
3.63%, 6/17/2031 1,500,000 1,266,770
General Motors Financial
Co., Inc.
6.40%, 1/9/2033(f) 1,365,000 1,391,068
6.10%, 1/7/2034 1,455,000 1,445,479
6,771,878
Distributors 0 .2%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 757,000 744,684
Diversified Consumer Services 0 .2%
Champions Financing,
Inc., 8.75%,
2/15/2029(b)(f) 735,000 751,114
Diversified REITs 0 .6%
Simon Property Group LP,
6.25%, 1/15/2034(f) 892,000 922,151
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified REITs
Uniti Group LP, 6.00%,
1/15/2030(b) 1,550,000 1,205,421
2,127,572
Diversified Telecommunication Services 0 .6%
Windstream Escrow LLC,
7.75%, 8/15/2028(b)(f) 2,400,000 2,312,490
Electric Utilities 1 .5%
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 943,683
NextEra Energy Capital
Holdings, Inc., 5.75%,
9/1/2025 780,000 780,499
PacifiCorp, 5.45%,
2/15/2034 1,460,000 1,401,942
Vistra Operations Co. LLC
7.75%, 10/15/2031(b) 2,035,000 2,087,080
6.95%, 10/15/2033(b) 635,000 661,677
5,874,881
Electrical Equipment 0 .3%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 580,008
Regal Rexnord Corp.,
6.30%, 2/15/2030(b) 595,000 597,544
1,177,552
Energy Equipment & Services 0 .4%
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 120,000 123,186
Transocean, Inc., 8.75%,
2/15/2030(b) 319,500 333,136
USA Compression
Partners LP, 7.13%,
3/15/2029(b) 1,210,000 1,202,261
1,658,583
Financial Services 1 .1%
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 0.00%), 5.38%,
12/23/2024(b)(d) 250,000 233,575
Series A, (T-BILL 1MO
+ 13.00%), 18.38%,
2/24/2026(b)(d) 250,000 265,750
Series A, (T-BILL 1MO
+ 10.00%), 15.38%,
7/8/2026(b)(d) 500,000 515,950
Gateway Re Ltd., Series
AA, (T-BILL 1MO
+ 1.50%), 6.88%,
7/8/2027(b)(d) 250,000 249,400
JPMorgan Chase Bank
NA, 5.11%, 12/8/2026 2,300,000 2,284,718
Lightning Re, Series 2023,
(3 Month Treasury
Bill Rate + 11.00%),
16.37%, 3/31/2026(b)(d) 500,000 524,800

24 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services
Vista RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.75%), 12.15%,
5/21/2024(b)(d) 250,000 249,875
4,324,068
Gas Utilities 0 .9%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,020,564
Spire, Inc., 5.30%,
3/1/2026 2,500,000 2,481,079
3,501,643
Ground Transportation 0 .8%
ERAC USA Finance LLC,
5.00%, 2/15/2029(b) 2,940,000 2,887,565
Health Care Providers & Services 0 .8%
Humana, Inc., 5.38%,
4/15/2031 520,000 507,006
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b) 2,525,000 2,476,101
2,983,107
Health Care REITs 0 .5%
MPT Operating
Partnership LP, 3.50%,
3/15/2031 3,020,000 2,025,000
Hotels, Restaurants & Leisure 2 .9%
Carnival Corp.
6.00%, 5/1/2029(b)(f) 2,595,000 2,514,667
5.75%, 1/15/2030(b) EUR 1,530,000 1,638,466
Darden Restaurants, Inc.,
6.30%, 10/10/2033(f) 2,610,000 2,646,652
Hilton Grand Vacations
Borrower Escrow LLC,
6.63%, 1/15/2032(b) 785,000 773,906
Marriott International, Inc.,
5.30%, 5/15/2034 1,740,000 1,668,820
Viking Cruises Ltd., 7.00%,
2/15/2029(b) 1,675,000 1,668,646
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 505,000 483,260
11,394,417
Insurance 1 .1%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(d) 3,270,000 2,708,162
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 451,098
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 685,000 663,515
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Residential Reinsurance
2023 Ltd., Series 5,
(3 Month Treasury Bill
Rate + 5.75%), 11.11%,
12/6/2027(b)(d) 250,000 248,600
Residential Reinsurance
2023 Ltd., Series 3,
(T-BILL 1MO + 8.50%),
13.86%, 12/6/2027(b)(d) 250,000 247,650
4,319,025
Media 1 .0%
Charter Communications
Operating LLC, 6.65%,
2/1/2034(f) 3,290,000 3,244,415
CSC Holdings LLC
11.75%, 1/31/2029(b) 500,000 444,212
4.63%, 12/1/2030(b) 800,000 347,227
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b)(e) 322,000 8,050
4,043,904
Metals & Mining 0 .2%
Newmont Corp., 5.35%,
3/15/2034(b) 685,000 668,177
Multi-Utilities 0 .6%
DTE Energy Co., 5.10%,
3/1/2029 2,230,000 2,177,091
Office REITs 0 .6%
COPT Defense Properties
LP, 2.90%, 12/1/2033(f) 1,850,000 1,407,759
Highwoods Realty LP
3.05%, 2/15/2030 834,000 689,188
2.60%, 2/1/2031 466,000 364,130
2,461,077
Oil, Gas & Consumable Fuels 1 .3%
Civitas Resources, Inc.
8.38%, 7/1/2028(b) 1,540,000 1,606,503
8.75%, 7/1/2031(b) 540,000 572,801
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(h) 859,000 824,738
Energy Transfer LP,
6.55%, 12/1/2033 1,240,000 1,291,999
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 558,042
4,854,083
Passenger Airlines 0 .0%
†
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 183,489

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Pharmaceuticals 0 .1%
Endo Finance Holdings,
Inc., 8.50%,
4/15/2031(b) 270,000 274,338
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
274,338
Real Estate Management & Development 0 .3%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030(f) 1,565,000 1,239,476
Residential REITs 1 .2%
Sun Communities
Operating LP
5.50%, 1/15/2029(f) 3,630,000 3,567,275
5.70%, 1/15/2033 1,330,000 1,285,973
4,853,248
Semiconductors & Semiconductor Equipment 0 .1%
Foundry JV Holdco LLC,
5.88%, 1/25/2034(b) 410,000 397,356
Wireless Telecommunication Services 0 .5%
T-Mobile USA, Inc.
5.05%, 7/15/2033 1,110,000 1,063,340
5.75%, 1/15/2034(f) 790,000 795,617
1,858,957
121,784,108
ZAMBIA 0 .2%
Metals & Mining 0 .2%
First Quantum Minerals
Ltd., 9.38%, 3/1/2029(b) 855,000 883,365
Total Corporate Bonds
(cost $236,406,697) 231,957,660
Mortgage-Backed Securities 6 .1%
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 5/25/2039 1,200,000 1,193,826
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 6/25/2054 3,800,000 3,763,485
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.50%, 5/25/2054 5,000,000 3,955,280
3.00%, 5/25/2054 5,000,000 4,127,941
3.50%, 5/25/2054 2,700,000 2,326,965
6.50%, 5/25/2054 3,000,000 3,022,623
5.50%, 6/25/2054 2,500,000 2,426,084
GNMA TBA
6.50%, 5/15/2054 900,000 911,231
6.00%, 6/15/2054 1,000,000 997,832
6.50%, 6/15/2054 900,000 908,981
Total Mortgage-Backed Securities
(cost $24,040,992) 23,634,248
Foreign Government Security 0 .4%
Principal
Amount ($) Value ($)
SAUDI ARABIA 0 .4%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054 (b) 1,665,000 1,552,612
Total Foreign Government Security
(cost $1,628,369) 1,552,612
Supranational 0 .1%
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), ,
5.55%, 4/24/2028(b)(d) 250,000 249,750
(SOFR + 13.50%), ,
18.83%, 4/24/2028(b)(d) 250,000 249,750
Total Supranational
(cost $500,000) 499,500
Common Stock 0 .1%
Shares
MEXICO 0 .1%
Passenger Airlines 0 .1%
Grupo Aeromexico SAB de
CV *^∞ 21,107 332,670
Total Common Stock
(cost $345,000) 332,670
Warrants 0 .0%
†
Number of
Warrants
UNITED KINGDOM 0 .0%
†
Trading Companies & Distributors 0 .0%
†
Avation plc, expiring
10/31/2026* 21,088 3,953
Total Warrants
(cost $0)
3,953
Loan Participations 0 .6%
Principal
Amount ($)
UNITED STATES 0 .6%
Building Products 0 .1%
Endo Luxembourg Finance
Co. I SARL, Term Loan
B, (ICE LIBOR USD 3
Month + 0.00%), 9.83%,
4/9/2031 (d) 400,000 398,500
Containers & Packaging 0 .1%
LC Ahab US Bidco LLC,
Term Loan B, (CME
Term SOFR 1 Month
+ 3.50%), 8.81%,
4/11/2031 (d) 420,000 418,950
Media 0 .3%
Directv Financing LLC,
Term Loan B, (CME
Term SOFR 1 Month
+ 5.25%), 10.68%,
8/2/2029 (d) 518,075 517,878

26 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Loan Participations
Principal
Amount ($) Value ($)
Media
Radiate Holdco LLC,
Term Loan B, (CME
Term SOFR 1 Month
+ 3.25%), 8.68%,
9/25/2026 (d) 816,213 655,011
1,172,889
0
Pharmaceuticals 0 .1%
MI Windows & Doors,
Term Loan, (CME
Term SOFR 1 Month
+ 3.50%), 8.82%,
3/28/2031 (d) 300,000 301,251
Total Loan Participations
(cost $2,440,518)
2,291,590
Short-Term Investment 1 .6%
U.S. Treasury Obligation 1 .6%
U.S. Treasury Bills,5.28%
5/7/2024 6,200,000 6,194,543
Total Short-Term Investment
(cost $6,194,567)
6,194,543
Repurchase Agreements 4 .0%
CF Secured, LLC 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase
price $5,970,316,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$6,089,722. (i)(j) 5,969,436 5,969,436
Nomura Securities
International, Inc. 5.30%,
dated 4/30/2024, due
5/1/2024, repurchase
price $4,000,589,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$4,082,094. (i)(j) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase
price $6,000,885,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$6,120,903. (i)(j) 6,000,000 6,000,000
Total Repurchase
Agreements
(cost $15,969,436)
15,969,436
Total Investments
(cost $408,088,568) — 103.5% 403,577,311
Liabilities in excess of other assets — (3.5)% (13,525,189)
NET ASSETS — 100.0%
$ 390,052,122

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 27
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 6 for further information. The interest
rate shown was the current rate as of April 30, 2024.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2024 was $244,600,952 which
represents 62.71% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of April 30, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of April 30, 2024.
(e) Security in default.
(f) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $24,840,402, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $15,969,436 and by $10,473,589 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 6/11/2024 – 8/15/2052, a total value of
$26,443,025.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on April 30,
2024. The maturity date reflects the next call date.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $15,969,436.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of April 30, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.45 USD 462,712 (10,674) (1,540) (12,214)
Markit CDX North
American High
Yield Index Series
42-V1 5.00 Quarterly 6/20/2029 3.54 USD 66,600,000 (4,416,380) 63,332 (4,353,048)
(4,427,054) 61,792 (4,365,262)
As of April 30, 2024, the Fund had $3,309,804 segregated as collateral for credit default swap contracts.

28 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of April 30, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,636,775 EUR 1,530,000 Bank of America NA 5/20/2024 2,763
USD 282,492 MXN 4,750,841 Morgan Stanley Co., Inc. 6/27/2024 7,668
Total unrealized appreciation 10,431
USD 555,658 EUR 521,451 Bank of America NA 5/20/2024 (1,242)
Total unrealized depreciation (1,242)
Net unrealized appreciation 9,189
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 96 6/2024 USD 19,455,000 (190,080)
Total long contracts (190,080)
Short Contracts
Euro-Bobl (8) 6/2024 EUR (994,033) 10,863
Euro-Bund (23) 6/2024 EUR (3,192,892) 52,029
U.S. Treasury 5 Year Note (301) 6/2024 USD (31,527,398) 586,725
U.S. Treasury 10 Year Note (40) 6/2024 USD (4,297,500) 95,977
U.S. Treasury 10 Year Ultra Note (623) 6/2024 USD (68,666,281) 2,192,275
U.S. Treasury Long Bond (42) 6/2024 USD (4,780,125) 205,888
U.S. Treasury Ultra Bond (40) 6/2024 USD (4,782,500) 262,118
Total short contracts 3,405,875
Net contracts 3,215,795

Nationwide Amundi Strategic Income Fund - April 30, 2024 (Unaudited) - Statement of Investments - 29
As of April 30, 2024, the Fund had $2,749,239 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 98 .3%
Shares Value ($)
AUSTRALIA 4 .9%
Banks 0 .7%
National Australia Bank Ltd. 65,000 1,415,587
Broadline Retail 0 .7%
Wesfarmers Ltd. 32,000 1,380,246
Capital Markets 0 .7%
Macquarie Group Ltd. 12,000 1,440,284
Consumer Staples Distribution & Retail 0 .5%
Woolworths Group Ltd. 50,000 1,027,511
Metals & Mining 2 .3%
BHP Group Ltd. (a) 60,000 1,654,513
Fortescue Ltd. 53,000 883,878
Glencore plc 150,000 873,566
Rio Tinto plc 12,000 817,780
4,229,737
9,493,365
BRAZIL 1 .1%
Banks 0 .3%
Banco do Brasil SA 120,000 633,671
Chemicals 0 .3%
Yara International ASA 20,000 571,487
Oil, Gas & Consumable Fuels 0 .5%
Petroleo Brasileiro SA, ADR 50,000 848,500
2,053,658
CHINA 0 .8%
Automobiles 0 .2%
BYD Co. Ltd., Class H 15,000 411,124
Broadline Retail 0 .3%
Alibaba Group Holding Ltd., ADR 7,000 523,950
Interactive Media & Services 0 .3%
Tencent Holdings Ltd. 15,000 659,487
1,594,561
COLOMBIA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Ecopetrol SA, ADR (a) 40,000 464,400
DENMARK 4 .7%
Air Freight & Logistics 0 .3%
DSV A/S 4,000 569,383
Banks 0 .6%
Danske Bank A/S 40,000 1,151,745
Building Products 0 .4%
ROCKWOOL A/S, Class B 2,500 816,514
Marine Transportation 0 .4%
AP Moller - Maersk A/S, Class B 600 870,843
Pharmaceuticals 2 .7%
Novo Nordisk A/S, Class B 40,000 5,140,619
Textiles, Apparel & Luxury Goods 0 .3%
Pandora A/S 4,000 608,836
Transportation Infrastructure 0 .0%
†
Svitzer A/S * 1,200 40,324
9,198,264
FRANCE 10 .7%
Aerospace & Defense 0 .4%
Airbus SE 4,500 739,522
Common Stocks
Shares Value ($)
FRANCE
Banks 0 .6%
BNP Paribas SA 15,000 1,072,716
Building Products 0 .8%
Cie de Saint-Gobain SA 20,000 1,577,203
Chemicals 1 .3%
Air Liquide SA 13,000 2,545,057
Electrical Equipment 0 .4%
Legrand SA 7,000 719,524
Insurance 0 .6%
AXA SA 35,000 1,205,117
IT Services 0 .8%
Capgemini SE 7,500 1,575,718
Media 0 .7%
Publicis Groupe SA 13,000 1,436,790
Oil, Gas & Consumable Fuels 1 .5%
TotalEnergies SE 40,000 2,905,307
Personal Care Products 1 .2%
L'Oreal SA 5,000 2,335,631
Software 0 .4%
Dassault Systemes SE 20,000 783,316
Textiles, Apparel & Luxury Goods 2 .0%
Hermes International SCA 900 2,163,697
LVMH Moet Hennessy Louis
Vuitton SE 2,500 2,012,441
4,176,138
21,072,039
GERMANY 7 .5%
Air Freight & Logistics 0 .4%
Deutsche Post AG 20,000 837,667
Automobiles 0 .4%
Bayerische Motoren Werke AG 7,000 763,621
Construction Materials 0 .6%
Heidelberg Materials AG 12,000 1,211,273
Diversified Telecommunication Services 0 .4%
Deutsche Telekom AG
(Registered) 30,000 686,611
Industrial Conglomerates 1 .4%
Siemens AG (Registered) 15,000 2,813,783
Insurance 1 .6%
Hannover Rueck SE 3,000 743,945
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,300 2,329,178
3,073,123
Multi-Utilities 0 .5%
E.ON SE 70,000 924,476
Semiconductors & Semiconductor Equipment 0 .4%
Infineon Technologies AG 20,000 697,994
Software 1 .2%
SAP SE 13,000 2,353,768
Textiles, Apparel & Luxury Goods 0 .6%
adidas AG 5,000 1,206,402
14,568,718

Nationwide Bailard International Equities Fund - April 30, 2024 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
HONG KONG 0 .3%
Insurance 0 .3%
AIA Group Ltd. 75,000 549,974
IRELAND 0 .6%
Containers & Packaging 0 .6%
Smurfit Kappa Group plc (a) 26,000 1,126,602
ISRAEL 0 .4%
Software 0 .4%
Check Point Software
Technologies Ltd. * 5,000 747,100
ITALY 5 .5%
Automobiles 0 .8%
Ferrari NV 4,000 1,649,339
Banks 2 .4%
Intesa Sanpaolo SpA 550,000 2,063,733
UniCredit SpA 70,000 2,575,233
4,638,966
Electric Utilities 0 .8%
Enel SpA 235,000 1,547,693
Electrical Equipment 1 .0%
Prysmian SpA (a) 35,000 1,902,842
Insurance 0 .5%
Assicurazioni Generali SpA 40,000 976,020
10,714,860
JAPAN 23 .2%
Automobile Components 0 .7%
Denso Corp. 40,000 679,941
Sumitomo Electric Industries Ltd. 50,000 770,812
1,450,753
Automobiles 2 .0%
Honda Motor Co. Ltd. 75,000 852,919
Mazda Motor Corp. 100,000 1,133,260
Suzuki Motor Corp. 60,000 698,023
Toyota Motor Corp. 60,000 1,374,257
4,058,459
Banks 1 .4%
Mitsubishi UFJ Financial Group,
Inc. 200,000 1,990,698
Sumitomo Mitsui Financial Group,
Inc. 16,000 908,268
2,898,966
Beverages 0 .9%
Asahi Group Holdings Ltd. 25,000 854,319
Kirin Holdings Co. Ltd. 65,000 947,056
1,801,375
Chemicals 0 .9%
Mitsubishi Chemical Group Corp. 165,000 960,693
Shin-Etsu Chemical Co. Ltd. 20,000 779,833
1,740,526
Consumer Staples Distribution & Retail 0 .5%
Seven & i Holdings Co. Ltd. 75,000 968,355
Electric Utilities 0 .5%
Kansai Electric Power Co., Inc.
(The) 60,000 898,271
Electrical Equipment 0 .9%
Mitsubishi Electric Corp. 55,000 961,034
Nidec Corp. 15,000 704,030
1,665,064
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 0 .4%
Murata Manufacturing Co. Ltd. 42,000 764,232
Entertainment 0 .4%
Nintendo Co. Ltd. 15,000 730,984
Financial Services 0 .5%
ORIX Corp. 50,000 1,024,268
Health Care Equipment & Supplies 0 .8%
Hoya Corp. 6,500 755,221
Olympus Corp. 60,000 834,775
1,589,996
Household Durables 1 .5%
Panasonic Holdings Corp. 100,000 871,133
Sekisui Chemical Co. Ltd. 40,000 581,904
Sony Group Corp. 17,500 1,445,539
2,898,576
Industrial Conglomerates 0 .9%
Hitachi Ltd. 18,000 1,657,468
Insurance 1 .0%
Dai-ichi Life Holdings, Inc. 40,000 922,020
Sompo Holdings, Inc. 51,000 1,003,972
1,925,992
IT Services 1 .0%
Fujitsu Ltd. 50,000 768,532
NEC Corp. 16,000 1,160,308
1,928,840
Machinery 1 .4%
Komatsu Ltd. 45,000 1,346,669
Kubota Corp. 80,000 1,285,027
2,631,696
Media 0 .4%
Dentsu Group, Inc. 30,000 812,738
Metals & Mining 0 .6%
Nippon Steel Corp. 50,000 1,118,686
Personal Care Products 0 .4%
Kao Corp. 20,000 825,605
Pharmaceuticals 0 .8%
Astellas Pharma, Inc. 90,000 864,197
Shionogi & Co. Ltd. 15,000 701,088
1,565,285
Professional Services 0 .7%
Recruit Holdings Co. Ltd. 30,000 1,303,845
Real Estate Management & Development 0 .4%
Daito Trust Construction Co. Ltd. 8,000 857,351
Semiconductors & Semiconductor Equipment 1 .2%
Renesas Electronics Corp. 75,000 1,235,780
Tokyo Electron Ltd. 5,000 1,097,931
2,333,711
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 3,000 784,042
Technology Hardware, Storage & Peripherals 0 .6%
Canon, Inc. 40,000 1,082,415
Trading Companies & Distributors 1 .4%
Mitsubishi Corp. 40,000 913,690
Mitsui & Co. Ltd. 17,000 819,274
Sumitomo Corp. 40,000 1,049,071
2,782,035
Wireless Telecommunication Services 0 .6%
KDDI Corp. 28,000 779,014

32 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Corp. 40,000 484,565
1,263,579
45,363,113
NETHERLANDS 5 .9%
Banks 0 .6%
ING Groep NV 75,000 1,181,130
Consumer Staples Distribution & Retail 0 .8%
Koninklijke Ahold Delhaize NV 50,000 1,516,868
Entertainment 0 .6%
Universal Music Group NV 40,000 1,174,992
Professional Services 1 .5%
Randstad NV 20,000 1,003,756
Wolters Kluwer NV 13,000 1,943,756
2,947,512
Semiconductors & Semiconductor Equipment 2 .4%
ASML Holding NV (Registered),
ADR 5,400 4,711,337
11,531,839
NORWAY 0 .8%
Banks 0 .5%
DNB Bank ASA 60,000 1,046,590
Food Products 0 .3%
Orkla ASA 75,000 509,661
1,556,251
POLAND 0 .9%
Insurance 0 .5%
Powszechny Zaklad Ubezpieczen
SA 70,000 881,015
Oil, Gas & Consumable Fuels 0 .4%
ORLEN SA 50,000 815,496
1,696,511
SINGAPORE 1 .3%
Banks 0 .4%
United Overseas Bank Ltd. 35,000 775,950
Entertainment 0 .4%
Sea Ltd., ADR * 12,000 758,280
Semiconductors & Semiconductor Equipment 0 .5%
STMicroelectronics NV 25,000 987,152
2,521,382
SOUTH KOREA 2 .0%
Automobiles 0 .8%
Kia Corp. 20,000 1,691,711
Banks 0 .6%
KB Financial Group, Inc. 20,000 1,083,821
Technology Hardware, Storage & Peripherals 0 .6%
Samsung Electronics Co. Ltd. 20,000 1,106,962
3,882,494
SPAIN 2 .9%
Banks 1 .0%
Banco Bilbao Vizcaya Argentaria
SA 175,000 1,887,860
Common Stocks
Shares Value ($)
SPAIN
Construction & Engineering 0 .4%
ACS Actividades de Construccion
y Servicios SA 21,242 850,090
Electric Utilities 0 .4%
Iberdrola SA 66,119 812,321
Specialty Retail 0 .7%
Industria de Diseno Textil SA (a) 30,000 1,362,554
Transportation Infrastructure 0 .4%
Aena SME SA Reg. S (b) 4,000 731,068
5,643,893
SWEDEN 3 .3%
Banks 0 .3%
Skandinaviska Enskilda Banken
AB, Class A 50,000 655,273
Communications Equipment 0 .4%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 765,074
Financial Services 0 .4%
Investor AB, Class B 30,000 737,322
Machinery 1 .6%
Atlas Copco AB, Class B 100,000 1,509,888
Volvo AB, Class B 60,000 1,534,819
3,044,707
Specialty Retail 0 .6%
H & M Hennes & Mauritz AB,
Class B (a) 75,000 1,197,737
6,400,113
SWITZERLAND 1 .9%
Capital Markets 0 .5%
UBS Group AG (Registered) 40,000 1,046,504
Insurance 0 .4%
Zurich Insurance Group AG 1,500 721,931
Pharmaceuticals 1 .0%
Novartis AG (Registered) 20,000 1,931,818
3,700,253
TAIWAN 1 .0%
Semiconductors & Semiconductor Equipment 1 .0%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 1,922,760
UNITED KINGDOM 8 .4%
Aerospace & Defense 0 .8%
BAE Systems plc 50,000 831,590
Rolls-Royce Holdings plc * 150,000 771,443
1,603,033
Banks 1 .0%
Barclays plc 330,000 829,798
HSBC Holdings plc 125,000 1,082,106
1,911,904
Beverages 0 .8%
Coca-Cola Europacific Partners
plc 10,000 720,200
Diageo plc 25,000 862,087
1,582,287
Broadline Retail 0 .5%
Next plc 8,000 896,960

Nationwide Bailard International Equities Fund - April 30, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets 1 .1%
3i Group plc 60,000 2,138,532
Diversified Consumer Services 0 .5%
Pearson plc 75,000 906,559
Household Products 0 .3%
Reckitt Benckiser Group plc 10,000 557,831
Personal Care Products 1 .1%
Unilever plc 45,000 2,326,251
Pharmaceuticals 1 .1%
AstraZeneca plc, ADR 27,000 2,048,760
Professional Services 0 .8%
RELX plc 37,500 1,541,305
Trading Companies & Distributors 0 .4%
Bunzl plc 20,000 764,887
16,278,309
UNITED STATES 10 .0%
Automobiles 0 .5%
Stellantis NV 40,000 885,951
Construction Materials 1 .2%
CRH plc 15,000 1,161,300
Holcim AG 15,000 1,257,467
2,418,767
Electrical Equipment 1 .4%
Schneider Electric SE 12,000 2,732,925
Food Products 1 .4%
Nestle SA (Registered) 27,000 2,708,351
Oil, Gas & Consumable Fuels 2 .2%
BP plc 400,000 2,587,512
Shell plc 45,000 1,603,647
4,191,159
Pharmaceuticals 2 .4%
GSK plc 90,000 1,865,586
Roche Holding AG 7,000 1,674,675
Sanofi SA 12,000 1,183,157
4,723,418
Software 0 .3%
Atlassian Corp., Class A * 3,500 603,050
Trading Companies & Distributors 0 .6%
Ferguson plc 6,000 1,265,635
19,529,256
Total Common Stocks
(cost $147,592,195) 191,609,715
Exchange Traded Fund 0 .2%
UNITED STATES 0 .2%
VanEck Vietnam ETF 35,000 426,825
Total Exchange Traded Fund
(cost $622,056) 426,825
Repurchase Agreement 0 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase price
$1,092,928, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054; total
market value $1,114,786.(c)
(d) 1,092,767 1,092,767
Total Repurchase Agreement
(cost $1,092,767) 1,092,767
Total Investments
(cost $149,307,018) — 99.1% 193,129,307
Other assets in excess of liabilities — 0.9% 1,657,549
NET ASSETS — 100.0%
$ 194,786,856
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $4,657,657, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,092,767 and by $4,059,843 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 5/7/2024 – 8/15/2053, a total value of
$5,152,610.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of
these securities as of April 30, 2024 was $731,068 which
represents 0.38% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $1,092,767.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks 99 .2%
Shares Value ($)
BRAZIL 0 .9%
Broadline Retail 0 .9%
MercadoLibre, Inc. * 1,342 1,957,575
CANADA 1 .4%
Ground Transportation 1 .4%
Canadian Pacific Kansas City Ltd. 38,801 3,043,162
CHINA 0 .3%
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Hotels, Restaurants & Leisure 0 .3%
Meituan, Class B Reg. S *(a) 42,980 592,002
592,002
DENMARK 0 .8%
Biotechnology 0 .8%
Genmab A/S * 6,255 1,733,271
FRANCE 4 .2%
Automobile Components 1 .2%
Cie Generale des Etablissements
Michelin SCA 65,849 2,530,161
Food Products 1 .0%
Danone SA 36,399 2,276,188
Insurance 2 .0%
AXA SA 126,732 4,363,625
9,169,974
GERMANY 0 .9%
Machinery 0 .9%
Knorr-Bremse AG 27,585 2,046,074
INDIA 1 .0%
Banks 1 .0%
Axis Bank Ltd., GDR Reg. S 31,968 2,234,341
IRELAND 1 .3%
Banks 1 .3%
Bank of Ireland Group plc (b) 267,000 2,845,843
ITALY 0 .7%
Electrical Equipment 0 .7%
Prysmian SpA (b) 30,148 1,639,053
JAPAN 6 .6%
Banks 1 .3%
Mitsubishi UFJ Financial Group,
Inc. 288,100 2,867,600
Diversified Telecommunication Services 1 .2%
Nippon Telegraph & Telephone
Corp. 2,412,900 2,607,581
Electronic Equipment, Instruments & Components 1 .3%
Keyence Corp. 6,700 2,967,806
Household Durables 1 .8%
Sony Group Corp. 45,800 3,783,182
Wireless Telecommunication Services 1 .0%
SoftBank Group Corp. 44,500 2,196,994
14,423,163
NETHERLANDS 2 .6%
Entertainment 1 .1%
Universal Music Group NV 79,668 2,340,231
Common Stocks
Shares Value ($)
NETHERLANDS
Health Care Equipment & Supplies 1 .5%
Koninklijke Philips NV * 127,939 3,415,460
5,755,691
NORWAY 1 .7%
Oil, Gas & Consumable Fuels 1 .7%
Equinor ASA 138,054 3,678,827
SWITZERLAND 1 .6%
Food Products 0 .6%
Barry Callebaut AG (Registered) 870 1,405,307
Health Care Equipment & Supplies 1 .0%
Alcon, Inc. 27,828 2,136,870
3,542,177
UNITED KINGDOM 7 .3%
Capital Markets 2 .0%
London Stock Exchange Group plc 40,418 4,453,262
Electronic Equipment, Instruments & Components 1 .2%
Spectris plc 61,595 2,539,661
Personal Care Products 1 .3%
Unilever plc 55,993 2,896,707
Pharmaceuticals 1 .6%
AstraZeneca plc 23,493 3,537,196
Trading Companies & Distributors 1 .2%
Ashtead Group plc 35,085 2,536,137
15,962,963
UNITED STATES 67 .9%
Automobile Components 1 .0%
Aptiv plc * 29,806 2,116,226
Automobiles 0 .6%
Rivian Automotive, Inc., Class A
*(b) 156,830 1,395,787
Banks 1 .2%
Wells Fargo & Co. 44,975 2,667,917
Biotechnology 2 .7%
Moderna, Inc. * 23,775 2,622,620
Vertex Pharmaceuticals, Inc. * 8,664 3,403,306
6,025,926
Broadline Retail 3 .0%
Amazon.com, Inc. * 38,108 6,668,900
Building Products 0 .8%
Masco Corp. 25,578 1,750,814
Capital Markets 2 .3%
Ameriprise Financial, Inc. 12,492 5,144,081
Chemicals 4 .6%
CF Industries Holdings, Inc. 36,442 2,877,825
Ecolab, Inc. 13,213 2,988,120
Linde plc 9,765 4,305,974
10,171,919
Commercial Services & Supplies 3 .3%
Montrose Environmental Group,
Inc. * 57,553 2,498,951
MSA Safety, Inc. 10,908 1,967,803
Waste Management, Inc. 13,100 2,725,062
7,191,816

Nationwide Global Sustainable Equity Fund - April 30, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
UNITED STATES
Construction & Engineering 0 .6%
AECOM 14,226 1,313,913
Consumer Finance 0 .6%
SLM Corp. (b) 62,626 1,327,045
Consumer Staples Distribution & Retail 1 .4%
Costco Wholesale Corp. 4,387 3,171,362
Electrical Equipment 1 .1%
Regal Rexnord Corp. 14,424 2,327,601
Electronic Equipment, Instruments & Components 2 .0%
Keysight Technologies, Inc. * 15,017 2,221,615
Zebra Technologies Corp., Class
A * 6,959 2,189,023
4,410,638
Entertainment 1 .1%
Take-Two Interactive Software,
Inc. * 17,698 2,527,451
Financial Services 4 .3%
Fidelity National Information
Services, Inc. 53,968 3,665,507
Visa, Inc., Class A (b) 21,411 5,751,208
9,416,715
Health Care Providers & Services 3 .0%
Laboratory Corp. of America
Holdings 6,991 1,407,778
UnitedHealth Group, Inc. 10,532 5,094,328
6,502,106
Hotels, Restaurants & Leisure 1 .1%
Starbucks Corp. 26,926 2,382,682
Insurance 1 .7%
Marsh & McLennan Cos., Inc. 18,447 3,678,885
Interactive Media & Services 2 .8%
Alphabet, Inc., Class A * 38,124 6,205,825
Leisure Products 0 .6%
Brunswick Corp. 16,738 1,349,752
Life Sciences Tools & Services 0 .6%
Bio-Rad Laboratories, Inc., Class
A * 4,838 1,305,051
Machinery 1 .5%
Ingersoll Rand, Inc. 34,789 3,246,509
Oil, Gas & Consumable Fuels 1 .9%
Devon Energy Corp. 41,475 2,122,691
Hess Corp. 13,634 2,147,218
4,269,909
Personal Care Products 1 .1%
Haleon plc 562,523 2,376,406
Pharmaceuticals 2 .8%
Eli Lilly & Co. 8,023 6,266,765
Semiconductors & Semiconductor Equipment 8 .0%
Advanced Micro Devices, Inc. * 20,293 3,214,005
Broadcom, Inc. 2,587 3,363,799
Lattice Semiconductor Corp. * 29,899 2,051,071
Micron Technology, Inc. 28,811 3,254,492
ON Semiconductor Corp. * 21,425 1,503,178
Universal Display Corp. (b) 16,886 2,667,650
Wolfspeed, Inc. *(b) 55,431 1,498,300
17,552,495
Common Stocks
Shares Value ($)
UNITED STATES
Software 10 .4%
Adobe, Inc. * 7,966 3,686,904
Cadence Design Systems, Inc. * 9,738 2,684,085
Microsoft Corp. 24,908 9,697,433
Salesforce, Inc. 11,511 3,095,768
ServiceNow, Inc. * 3,103 2,151,403
Zscaler, Inc. * 9,184 1,588,281
22,903,874
Specialty Retail 1 .8%
TJX Cos., Inc. (The) 41,033 3,860,795
149,529,165
Total Common Stocks
(cost $174,844,805) 218,153,281
Repurchase Agreement 1 .4%
Principal
Amount ($)
CF Secured, LLC, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase price
$3,075,947, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054; total
market value $3,137,466.(c)
(d) 3,075,493 3,075,493
Total Repurchase Agreement
(cost $3,075,493) 3,075,493
Total Investments
(cost $177,920,298) — 100.6% 221,228,774
Liabilities in excess of other assets — (0.6)% (1,326,886)
NET ASSETS — 100.0%
$ 219,901,888
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$592,002 which represents 0.27% of net assets.
(b) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $11,913,669, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,075,493 and by $9,448,505 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
5/9/2024 – 2/15/2054, a total value of $12,523,998.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $3,075,493.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

36 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Global Sustainable Equity Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

Nationwide International Small Cap Fund - April 30, 2024 (Unaudited) - Statement of Investments - 37
Common Stocks 97 .4%
Shares Value ($)
AUSTRALIA 4 .4%
Chemicals 0 .2%
Nufarm Ltd. 397,632 1,327,078
Construction Materials 0 .2%
Brickworks Ltd. 34,888 603,831
CSR Ltd. 143,457 824,888
1,428,719
Containers & Packaging 0 .3%
Orora Ltd. 1,423,077 2,000,027
Diversified REITs 1 .4%
Charter Hall Group 668,482 5,142,306
Stockland 1,069,636 3,061,540
8,203,846
Financial Services 0 .6%
Liberty Financial Group Ltd. Reg.
S 859,373 2,173,268
Tyro Payments Ltd. * 3,101,917 1,914,144
4,087,412
Metals & Mining 0 .7%
Bellevue Gold Ltd. * 3,775,990 4,309,935
Oil, Gas & Consumable Fuels 0 .4%
Whitehaven Coal Ltd. 519,202 2,591,604
Software 0 .2%
SiteMinder Ltd. *(a) 417,712 1,528,251
Specialized REITs 0 .4%
National Storage REIT 1,823,253 2,535,470
28,012,342
AUSTRIA 2 .1%
Banks 1 .9%
Addiko Bank AG 152,615 3,013,051
BAWAG Group AG Reg. S (b) 153,016 9,148,312
12,161,363
Construction Materials 0 .2%
Wienerberger AG 37,108 1,324,252
13,485,615
BELGIUM 0 .8%
Banks 0 .8%
KBC Ancora 111,894 5,390,947
BRAZIL 0 .6%
IT Services 0 .2%
LWSA SA Reg. S (b) 1,779,200 1,576,151
Software 0 .4%
TOTVS SA 431,500 2,288,547
3,864,698
CANADA 4 .5%
Chemicals 0 .3%
EcoSynthetix, Inc. *(a) 549,825 1,976,998
Entertainment 0 .1%
Boat Rocker Media, Inc. * 540,850 353,587
Financial Services 1 .1%
Nuvei Corp. 230,028 7,393,099
Metals & Mining 0 .8%
Faraday Copper Corp. * 2,823,496 1,538,243
Stelco Holdings, Inc. 116,307 3,371,817
4,910,060
Oil, Gas & Consumable Fuels 1 .1%
Advantage Energy Ltd. * 207,620 1,619,757
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels
Enerplus Corp. 94,779 1,854,065
NuVista Energy Ltd. * 123,530 1,116,270
Parex Resources, Inc. (a) 122,239 2,131,069
Peyto Exploration & Development
Corp. (a) 46,834 523,572
7,244,733
Real Estate Management & Development 0 .6%
Colliers International Group, Inc.
(a) 34,897 3,634,064
Software 0 .5%
Lightspeed Commerce, Inc. * 250,433 3,277,516
28,790,057
CHILE 0 .8%
Metals & Mining 0 .8%
Lundin Mining Corp. (a) 433,922 4,954,966
CHINA 2 .4%
Automobile Components 0 .2%
Minth Group Ltd. 800,347 1,374,486
Biotechnology 0 .2%
Zai Lab Ltd., ADR *(a) 86,296 1,363,477
Gas Utilities 0 .4%
Beijing Enterprises Holdings Ltd. 787,500 2,524,997
Hotels, Restaurants & Leisure 0 .4%
Shanghai Jinjiang International
Hotels Co. Ltd., Class A 627,500 2,487,707
Independent Power and Renewable Electricity Producers 0 .2%
China Datang Corp. Renewable
Power Co. Ltd., Class H 5,116,000 1,091,703
Interactive Media & Services 0 .2%
Kanzhun Ltd., ADR 75,387 1,491,909
Real Estate Management & Development 0 .2%
Wharf Holdings Ltd. (The) 483,812 1,564,437
Trading Companies & Distributors 0 .6%
BOC Aviation Ltd. Reg. S (b) 407,700 3,247,919
15,146,635
DENMARK 1 .2%
Biotechnology 0 .9%
Ascendis Pharma A/S, ADR * 14,460 2,001,842
Zealand Pharma A/S, Class A * 41,360 3,721,013
5,722,855
Marine Transportation 0 .3%
Dfds A/S 69,579 2,120,510
7,843,365
FINLAND 1 .0%
Automobile Components 0 .1%
Nokian Renkaat OYJ (a) 88,077 767,466
Chemicals 0 .7%
Kemira OYJ 176,294 3,818,049
Real Estate Management & Development 0 .2%
Kojamo OYJ * 130,672 1,448,561
6,034,076

38 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
FRANCE 4 .7%
Automobile Components 0 .3%
Valeo SE 139,623 1,770,983
Construction Materials 0 .2%
Imerys SA 15,472 497,737
Vicat SACA 21,525 794,071
1,291,808
Energy Equipment & Services 0 .6%
Technip Energies NV 113,087 2,679,378
Vallourec SACA * 59,921 1,029,220
3,708,598
Financial Services 0 .4%
Wendel SE 24,736 2,522,903
Gas Utilities 0 .5%
Rubis SCA 89,350 3,090,521
Ground Transportation 0 .2%
ALD SA Reg. S (b) 232,871 1,532,579
Household Durables 0 .4%
Kaufman & Broad SA 86,071 2,765,784
Media 1 .2%
JCDecaux SE * 351,578 7,349,327
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 9,313 1,297,538
Passenger Airlines 0 .7%
Air France-KLM *(a) 419,448 4,276,749
29,606,790
GERMANY 3 .8%
Aerospace & Defense 0 .7%
Hensoldt AG 111,687 4,397,736
Biotechnology 0 .2%
Immatics NV *(a) 155,845 1,547,541
Diversified Telecommunication Services 0 .9%
United Internet AG (Registered) 207,141 5,001,530
Electronic Equipment, Instruments & Components 0 .5%
Jenoptik AG 125,475 3,369,421
Financial Services 0 .3%
Hypoport SE *(a) 7,208 1,910,577
Machinery 0 .2%
KION Group AG 31,426 1,456,572
Professional Services 0 .2%
Bertrandt AG 31,862 1,369,805
Real Estate Management & Development 0 .3%
Sirius Real Estate Ltd. 1,607,667 1,949,115
Semiconductors & Semiconductor Equipment 0 .5%
AIXTRON SE 125,266 2,918,989
23,921,286
GREECE 0 .1%
Banks 0 .1%
Piraeus Financial Holdings SA * 79,353 318,565
HONG KONG 1 .2%
Banks 1 .2%
Dah Sing Financial Holdings Ltd. 2,746,554 7,712,192
Common Stocks
Shares Value ($)
INDIA 0 .4%
Hotels, Restaurants & Leisure 0 .2%
MakeMyTrip Ltd. *(a) 17,620 1,166,620
Machinery 0 .2%
Ashok Leyland Ltd. 503,587 1,154,338
2,320,958
ISRAEL 2 .1%
IT Services 1 .0%
Wix.com Ltd. * 53,352 6,341,953
Oil, Gas & Consumable Fuels 0 .2%
Energean plc (a) 78,523 1,078,932
Real Estate Management & Development 0 .6%
Melisron Ltd. 51,210 3,513,786
Software 0 .3%
Sapiens International Corp. NV 68,247 2,102,008
13,036,679
ITALY 5 .0%
Banks 0 .6%
Banca Monte dei Paschi di Siena
SpA * 449,084 2,173,856
BPER Banca SpA 314,717 1,637,863
3,811,719
Construction Materials 0 .3%
Buzzi SpA 45,744 1,650,774
Electrical Equipment 0 .2%
Eurogroup Laminations SpA *(a) 232,094 1,013,816
Energy Equipment & Services 0 .2%
Saipem SpA * 555,520 1,270,801
Financial Services 1 .0%
Banca Mediolanum SpA 192,040 2,082,226
BFF Bank SpA Reg. S (b) 350,158 4,482,855
6,565,081
Gas Utilities 0 .5%
Italgas SpA 550,574 3,055,439
Health Care Equipment & Supplies 0 .4%
DiaSorin SpA (a) 22,648 2,284,118
Household Durables 0 .7%
De' Longhi SpA 129,200 4,243,604
Life Sciences Tools & Services 0 .2%
Stevanato Group SpA 50,364 1,412,207
Semiconductors & Semiconductor Equipment 0 .3%
Technoprobe SpA *(a) 272,113 2,159,712
Textiles, Apparel & Luxury Goods 0 .6%
Brunello Cucinelli SpA 39,560 4,047,572
31,514,843
JAPAN 28 .8%
Automobile Components 0 .4%
Koito Manufacturing Co. Ltd. 69,300 933,348
Musashi Seimitsu Industry Co. Ltd. 23,523 248,809
Nifco, Inc. 48,260 1,164,178
Niterra Co. Ltd. 13,888 453,762
2,800,097
Banks 2 .3%
Kyoto Financial Group, Inc. 338,864 6,018,389
Rakuten Bank Ltd. * 233,500 4,739,653

Nationwide International Small Cap Fund - April 30, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
JAPAN
Banks
Shiga Bank Ltd. (The) 159,100 4,103,247
14,861,289
Broadline Retail 0 .6%
ASKUL Corp. 235,182 3,560,101
Building Products 0 .3%
Lixil Corp. 100,900 1,081,104
Sanwa Holdings Corp. 59,200 961,482
2,042,586
Chemicals 2 .7%
ADEKA Corp. 34,700 720,922
Air Water, Inc. 95,500 1,428,500
Daicel Corp. 72,400 673,006
Denka Co. Ltd. (a) 22,400 331,363
JSR Corp. *(a) 88,682 2,435,593
Kansai Paint Co. Ltd. 66,800 871,641
Lintec Corp. 32,100 638,214
Mitsubishi Gas Chemical Co., Inc. 56,100 989,405
Nippon Shokubai Co. Ltd. 54,000 512,741
NOF Corp. 85,200 1,144,424
Resonac Holdings Corp. 53,900 1,167,847
Shin-Etsu Polymer Co. Ltd. 80,100 780,816
Sumitomo Bakelite Co. Ltd. 35,200 1,002,094
Sumitomo Chemical Co. Ltd. 406,200 862,375
Teijin Ltd. 56,100 543,911
Tokyo Ohka Kogyo Co. Ltd. 119,400 3,166,538
UBE Corp. 36,700 670,240
17,939,630
Commercial Services & Supplies 0 .3%
Kokuyo Co. Ltd. 93,800 1,603,528
Construction & Engineering 1 .2%
COMSYS Holdings Corp. 55,700 1,302,392
EXEO Group, Inc. 102,600 1,118,588
INFRONEER Holdings, Inc. 57,000 504,360
JGC Holdings Corp. 82,900 797,692
Kinden Corp. 37,800 720,265
Kyudenko Corp. 26,600 1,102,301
MIRAIT ONE Corp. 53,200 648,563
Penta-Ocean Construction Co.
Ltd. 101,700 508,289
SHO-BOND Holdings Co. Ltd. 16,000 617,827
7,320,277
Construction Materials 0 .1%
Taiheiyo Cement Corp. 29,100 665,814
Consumer Finance 0 .9%
Marui Group Co. Ltd. 381,045 5,837,832
Consumer Staples Distribution & Retail 0 .1%
Sundrug Co. Ltd. 17,723 515,372
Containers & Packaging 0 .2%
FP Corp. 96,700 1,558,998
Distributors 0 .4%
PALTAC Corp. 74,100 2,237,100
Electric Utilities 1 .4%
Kyushu Electric Power Co., Inc. 926,500 8,610,978
Electronic Equipment, Instruments & Components 0 .4%
Canon Marketing Japan, Inc. 46,700 1,281,880
Taiyo Yuden Co. Ltd. 51,900 1,215,973
2,497,853
Common Stocks
Shares Value ($)
JAPAN
Entertainment 0 .1%
Square Enix Holdings Co. Ltd. 16,531 598,097
Financial Services 0 .4%
GMO Financial Gate, Inc. (a) 38,865 1,723,717
GMO Payment Gateway, Inc. 15,966 728,086
2,451,803
Ground Transportation 0 .2%
Fukuyama Transporting Co. Ltd. 46,400 1,121,772
Hotel & Resort REITs 0 .6%
Invincible Investment Corp. 8,180 3,663,514
Household Durables 0 .8%
Casio Computer Co. Ltd. 237,800 1,987,737
Nikon Corp. (a) 299,300 3,095,566
5,083,303
Industrial Conglomerates 0 .8%
Hikari Tsushin, Inc. 29,683 4,818,986
Industrial REITs 0 .5%
LaSalle Logiport REIT 3,346 3,358,468
IT Services 0 .2%
Simplex Holdings, Inc. 60,860 986,210
Leisure Products 1 .1%
Roland Corp. 1,400 37,966
Sega Sammy Holdings, Inc. 396,485 5,240,355
Yamaha Corp. 87,522 1,845,272
7,123,593
Machinery 2 .3%
Amada Co. Ltd. 140,800 1,534,861
DMG Mori Co. Ltd. (a) 50,400 1,346,542
Ebara Corp. 32,700 2,690,006
IHI Corp. 54,700 1,305,887
Japan Steel Works Ltd. (The) 21,500 521,432
Kawasaki Heavy Industries Ltd. 64,600 1,995,347
Kurita Water Industries Ltd. 26,500 1,049,613
Miura Co. Ltd. 34,000 533,900
NGK Insulators Ltd. 75,200 1,022,834
NSK Ltd. 107,800 591,317
Sumitomo Heavy Industries Ltd. 57,700 1,603,376
THK Co. Ltd. 59,800 1,312,069
15,507,184
Media 1 .3%
Hakuhodo DY Holdings, Inc. 812,654 7,561,032
Kadokawa Corp. 49,274 903,906
8,464,938
Professional Services 2 .2%
en Japan, Inc. 184,000 3,062,847
Persol Holdings Co. Ltd. 1,671,800 2,315,249
TechnoPro Holdings, Inc. 449,756 7,673,907
Visional, Inc. * 21,069 965,377
14,017,380
Real Estate Management & Development 1 .8%
Daito Trust Construction Co. Ltd. 37,706 4,040,911
SRE Holdings Corp. *(a) 82,100 1,970,477
Tokyu Fudosan Holdings Corp. 709,800 5,195,928
11,207,316
Residential REITs 0 .5%
Comforia Residential REIT, Inc. 1,396 3,016,468
Semiconductors & Semiconductor Equipment 1 .5%
Kokusai Electric Corp. (a) 54,500 1,448,970
Shinko Electric Industries Co. Ltd. 50,400 1,783,718

40 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
Ulvac, Inc. (a) 104,900 6,294,556
9,527,244
Software 0 .2%
Sansan, Inc. *(a) 142,481 1,308,658
Specialty Retail 1 .5%
ABC-Mart, Inc. 200,112 3,990,954
Shimamura Co. Ltd. 108,183 5,327,312
9,318,266
Textiles, Apparel & Luxury Goods 0 .5%
Asics Corp. 67,600 2,877,432
Trading Companies & Distributors 0 .6%
Inaba Denki Sangyo Co. Ltd. 36,800 857,053
Sojitz Corp. (a) 84,180 2,158,095
Yamazen Corp. 72,700 638,130
3,653,278
Transportation Infrastructure 0 .4%
Japan Airport Terminal Co. Ltd. 67,700 2,390,078
182,545,443
JERSEY 1 .0%
Metals & Mining 0 .8%
Metals Acquisition Ltd. CRDI * 370,694 4,969,286
Oil, Gas & Consumable Fuels 0 .2%
Ithaca Energy plc 854,711 1,258,017
6,227,303
MEXICO 0 .6%
Ground Transportation 0 .2%
Grupo Traxion SAB de CV Reg. S
*(a)(b) 653,400 1,098,869
Real Estate Management & Development 0 .4%
Corp. Inmobiliaria Vesta SAB de
CV 685,656 2,425,907
3,524,776
NETHERLANDS 1 .9%
Biotechnology 0 .6%
Merus NV * 61,544 2,763,941
Newamsterdam Pharma Co. NV
*(a) 45,074 983,064
3,747,005
Chemicals 0 .1%
Corbion NV 28,972 631,947
Oil, Gas & Consumable Fuels 0 .8%
Koninklijke Vopak NV 139,884 5,553,248
Professional Services 0 .4%
Arcadis NV 36,433 2,252,837
12,185,037
NEW ZEALAND 0 .1%
Building Products 0 .1%
Fletcher Building Ltd. 346,482 772,854
NORWAY 0 .4%
Energy Equipment & Services 0 .1%
Seadrill Ltd. * 16,707 811,125
Industrial Conglomerates 0 .3%
Aker ASA, Class A 30,108 1,676,917
2,488,042
Common Stocks
Shares Value ($)
SINGAPORE 1 .2%
Ground Transportation 0 .1%
ComfortDelGro Corp. Ltd. 847,500 921,828
Real Estate Management & Development 0 .6%
UOL Group Ltd. 837,900 3,591,226
Transportation Infrastructure 0 .5%
SATS Ltd. * 1,825,829 3,357,108
7,870,162
SLOVENIA 0 .5%
Banks 0 .5%
Nova Ljubljanska Banka dd, GDR
Reg. S 133,358 2,866,517
SOUTH AFRICA 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
Thungela Resources Ltd. (a) 103,920 715,372
SOUTH KOREA 0 .3%
Automobile Components 0 .3%
Hankook Tire & Technology Co.
Ltd. 46,018 1,961,724
SPAIN 0 .6%
Banks 0 .0%
†
Unicaja Banco SA Reg. S (b) 27,675 36,097
Office REITs 0 .1%
Arima Real Estate SOCIMI SA * 63,245 406,244
Pharmaceuticals 0 .5%
Almirall SA (a) 374,596 3,422,151
3,864,492
SWEDEN 2 .5%
Containers & Packaging 0 .4%
Billerud Aktiebolag (a) 300,923 2,505,363
Health Care Equipment & Supplies 0 .3%
Surgical Science Sweden AB * 111,822 1,592,023
Leisure Products 0 .4%
Thule Group AB Reg. S (a)(b) 89,365 2,537,422
Machinery 1 .3%
Trelleborg AB, Class B 257,135 9,110,026
Metals & Mining 0 .1%
SSAB AB, Class A (a) 59,131 332,066
Real Estate Management & Development 0 .0%
†
Cibus Nordic Real Estate AB publ 4,472 58,439
16,135,339
SWITZERLAND 1 .8%
Life Sciences Tools & Services 1 .8%
Siegfried Holding AG (Registered) 5,893 5,619,650
Tecan Group AG (Registered) 16,276 5,750,551
11,370,201
TAIWAN 1 .3%
Electronic Equipment, Instruments & Components 0 .5%
Chroma ATE, Inc. 354,209 2,870,646
Semiconductors & Semiconductor Equipment 0 .8%
ASPEED Technology, Inc. 26,000 2,458,549
Nanya Technology Corp. 1,404,000 2,814,035
5,272,584
8,143,230

Nationwide International Small Cap Fund - April 30, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
UNITED KINGDOM 20 .8%
Beverages 0 .5%
Britvic plc 315,685 3,484,866
Biotechnology 0 .8%
Autolus Therapeutics plc, ADR *(a) 201,074 739,952
Immunocore Holdings plc, ADR
*(a) 68,419 4,042,195
4,782,147
Broadline Retail 0 .7%
B&M European Value Retail SA 643,530 4,161,525
Capital Markets 0 .9%
Allfunds Group plc 371,357 2,335,490
Impax Asset Management Group
plc 231,861 1,288,060
Intermediate Capital Group plc 88,760 2,307,492
5,931,042
Chemicals 0 .5%
Elementis plc * 1,407,040 2,453,635
Synthomer plc * 313,653 1,011,713
3,465,348
Consumer Staples Distribution & Retail 0 .9%
Marks & Spencer Group plc 1,585,650 5,051,560
Ocado Group plc *(a) 204,064 896,394
5,947,954
Distributors 0 .3%
Inchcape plc 196,101 1,955,931
Electronic Equipment, Instruments & Components 1 .0%
Spectris plc 157,026 6,474,435
Energy Equipment & Services 0 .1%
Subsea 7 SA * 58,326 942,275
Food Products 0 .7%
Tate & Lyle plc 501,714 4,130,753
Ground Transportation 0 .1%
Mobico Group plc 1,360,708 938,477
Health Care Equipment & Supplies 0 .9%
ConvaTec Group plc Reg. S (b) 1,908,962 5,959,864
Hotels, Restaurants & Leisure 1 .7%
Deliveroo plc, Class A Reg. S *(b) 867,935 1,448,894
Greggs plc 95,621 3,246,381
Trainline plc Reg. S *(b) 1,643,417 6,066,823
10,762,098
Household Durables 0 .3%
Bellway plc 52,220 1,649,998
Industrial Conglomerates 0 .8%
Smiths Group plc 255,750 5,151,700
Insurance 2 .5%
Beazley plc 1,417,180 11,712,051
Sabre Insurance Group plc Reg.
S (b) 1,893,107 3,800,782
15,512,833
IT Services 1 .1%
Softcat plc 360,703 7,056,713
Machinery 2 .7%
IMI plc 417,732 9,083,336
Rotork plc 1,804,661 7,282,098
16,365,434
Pharmaceuticals 0 .5%
Verona Pharma plc, ADR *(a) 200,453 3,096,999
Common Stocks
Shares Value ($)
UNITED KINGDOM
Retail REITs 1 .9%
Hammerson plc 17,157,941 5,839,732
Shaftesbury Capital plc 3,779,628 6,364,297
12,204,029
Specialized REITs 0 .6%
Big Yellow Group plc 303,397 4,090,262
Specialty Retail 0 .3%
WH Smith plc 136,961 1,882,606
Trading Companies & Distributors 0 .5%
RS GROUP plc 319,911 2,919,395
Water Utilities 0 .5%
Pennon Group plc 385,858 3,203,846
132,070,530
UNITED STATES 0 .2%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 398,663 1,320,641
ZAMBIA 0 .2%
Metals & Mining 0 .2%
First Quantum Minerals Ltd. 111,805 1,419,643
Total Common Stocks
(cost $576,705,883) 617,435,320
Exchange Traded Fund 1 .6%
UNITED STATES 1 .6%
iShares MSCI EAFE Small-Cap
ETF 168,583 10,312,222
Total Exchange Traded Fund
(cost $10,439,466) 10,312,222
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreements 3 .2%
Principal
Amount ($)
CF Secured, LLC, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase price
$4,386,234, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054; total
market value $4,473,958.(c)
(d) 4,385,587 4,385,587

42 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Small Cap Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities International,
Inc., 5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $11,001,620,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030; total
market value $11,225,758.
(c)(d) 11,000,000 11,000,000
Santander US Capital Markets,
5.31%, dated 4/30/2024, due
5/1/2024, repurchase price
$5,000,738, collateralized by
U.S. Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031; total
market value $5,100,752.(c)
(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $20,385,587) 20,385,587
Total Investments
(cost $607,530,936) — 102.2% 648,133,129
Liabilities in excess of other assets — (2.2)% (13,653,451)
NET ASSETS — 100.0%
$ 634,479,678
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $46,292,856, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $20,385,587 and by $30,186,590 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 5/7/2024 – 11/15/2053, a total value of
$50,572,177.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2024 was $40,936,567 which
represents 6.45% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $20,385,587.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Janus Henderson Overseas Fund - April 30, 2024 (Unaudited) - Statement of Investments - 43
Common Stocks 96.2%
Shares Value ($)
AUSTRIA 2.6%
Banks 2.6%
Erste Group Bank AG 27,333 1,273,154
CANADA 7.5%
Metals & Mining 4.2%
Teck Resources Ltd., Class B 41,983 2,064,308
Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd. 20,633 1,564,394
3,628,702
CHINA 2.3%
Biotechnology 0.4%
Zai Lab Ltd., ADR *(a) 13,238 209,160
Broadline Retail 0.9%
JD.com, Inc., Class A 29,128 422,334
Ground Transportation 1.0%
Full Truck Alliance Co. Ltd., ADR 57,071 491,382
1,122,876
DENMARK 2.7%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR * 2,490 344,716
Pharmaceuticals 2.0%
Novo Nordisk A/S, Class B 7,539 968,878
1,313,594
FRANCE 8.5%
Banks 4.2%
BNP Paribas SA 28,530 2,040,306
Machinery 0.4%
Alstom SA (a) 11,219 177,319
Oil, Gas & Consumable Fuels 3.0%
Gaztransport Et Technigaz SA 3,173 442,080
TotalEnergies SE 13,660 992,162
1,434,242
Textiles, Apparel & Luxury Goods 0.9%
LVMH Moet Hennessy Louis
Vuitton SE 548 441,127
4,092,994
GERMANY 5.4%
Automobiles 2.1%
Dr Ing hc F Porsche AG
(Preference) Reg. S (a)(b) 11,329 1,009,376
Diversified Telecommunication Services 3.3%
Deutsche Telekom AG
(Registered) 69,623 1,593,463
2,602,839
HONG KONG 2.3%
Insurance 2.3%
AIA Group Ltd. 149,475 1,096,099
INDIA 3.1%
Banks 2.5%
HDFC Bank Ltd. 67,328 1,226,464
Hotels, Restaurants & Leisure 0.6%
MakeMyTrip Ltd. *(a) 4,053 268,349
1,494,813
Common Stocks
Shares Value ($)
ITALY 3.0%
Banks 1.7%
UniCredit SpA 22,336 821,720
Beverages 1.3%
Davide Campari-Milano NV 60,971 612,122
1,433,842
JAPAN 14.5%
Automobiles 2.0%
Toyota Motor Corp. 41,200 943,657
Banks 0.6%
Resona Holdings, Inc. 44,300 280,218
Chemicals 0.9%
Shin-Etsu Chemical Co. Ltd. 10,800 421,110
Commercial Services & Supplies 1.6%
Secom Co. Ltd. 10,868 756,558
Electronic Equipment, Instruments & Components 1.0%
Keyence Corp. 1,122 496,997
Health Care Equipment & Supplies 2.2%
Hoya Corp. 9,195 1,068,347
Insurance 3.2%
Dai-ichi Life Holdings, Inc. 68,002 1,567,481
IT Services 1.1%
Fujitsu Ltd. 33,000 507,231
Pharmaceuticals 0.6%
Daiichi Sankyo Co. Ltd. 8,400 284,737
Specialty Retail 0.2%
Shimamura Co. Ltd. 1,600 78,790
Wireless Telecommunication Services 1.1%
SoftBank Group Corp. 10,300 508,518
6,913,644
NETHERLANDS 7.4%
Beverages 3.0%
Heineken NV 14,885 1,449,197
Biotechnology 0.9%
Argenx SE, ADR * 1,188 446,094
Semiconductors & Semiconductor Equipment 3.5%
ASML Holding NV 1,894 1,650,854
3,546,145
SOUTH KOREA 1.4%
Semiconductors & Semiconductor Equipment 0.7%
SK Hynix, Inc. 2,887 353,348
Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd. 5,921 327,716
681,064
SWEDEN 2.1%
Electronic Equipment, Instruments & Components 2.1%
Hexagon AB, Class B 97,059 1,022,688
TAIWAN 5.9%
Semiconductors & Semiconductor Equipment 5.9%
Taiwan Semiconductor
Manufacturing Co. Ltd. 118,000 2,843,279

44 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM 15.7%
Aerospace & Defense 5.0%
BAE Systems plc 142,723 2,373,741
Banks 1.8%
NatWest Group plc 235,425 886,688
Commercial Services & Supplies 1.0%
Rentokil Initial plc 95,410 483,462
Hotels, Restaurants & Leisure 1.8%
Entain plc 91,281 887,955
Industrial REITs 1.1%
Segro plc 52,508 551,218
Personal Care Products 3.2%
Unilever plc 28,473 1,471,897
Pharmaceuticals 1.8%
AstraZeneca plc 5,599 843,007
7,497,968
UNITED STATES 11.8%
Entertainment 3.4%
Liberty Media Corp-Liberty
Formula One, Class C * 23,803 1,665,497
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp. 8,843 392,275
Life Sciences Tools & Services 1.3%
ICON plc * 2,156 642,229
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 1.8%
Sanofi SA 8,625 850,394
Textiles, Apparel & Luxury Goods 3.5%
Samsonite International SA Reg.
S *(b) 470,823 1,663,692
Trading Companies & Distributors 1.0%
Ferguson plc 2,196 463,222
5,677,309
Total Common Stocks
(cost $36,770,740) 46,241,010
Repurchase Agreement 3.8%
Principal
Amount ($)
CF Secured, LLC, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase price
$1,835,593, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054; total
market value $1,872,304.(c)
(d) 1,835,322 1,835,322
Total Repurchase Agreement
(cost $1,835,322) 1,835,322
Total Investments
(cost $38,606,062) — 100.0% 48,076,332
Other assets in excess of liabilities — 0.0%
†
15,315
NET ASSETS — 100.0%
$ 48,091,647
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $1,801,126, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,835,322 and by $121,332 of collateral in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.52%, and maturity dates
ranging from 5/15/2024 – 11/15/2053, a total value of
$1,956,654.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of April 30, 2024 was $2,673,068 which
represents 5.56% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $1,835,322.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

46 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
Assets:
Investment securities, at value
*
$ 387,607,875
Repurchase agreements, at value 15,969,436
Cash 10,638,920
Cash pledged for swap contracts 3,309,804
Deposits with broker for futures contracts 4,292,302
Foreign currencies, at value —
Interest and dividends receivable 3,739,642
Security lending income receivable 8,996
Receivable for investments sold 14,542,306
Receivable for capital shares issued 11,552,987
Reclaims receivable —
Receivable for variation margin on futures contracts 576,726
Receivable for variation margin on centrally cleared swap contracts 269,408
Unrealized appreciation on forward foreign currency contracts (Note 2) 10,431
Receivable for reimbursement from investment adviser (Note 3) 51,487
Prepaid expenses 50,441
Total Assets 452,620,761
Liabilities:
Payable for investments purchased 46,019,021
Payable for capital shares redeemed 287,395
Foreign currency overdraft payable (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) 1,242
Payable upon return of securities loaned (Note 2) 15,969,436
Accrued expenses and other payables:
Investment advisory fees 165,701
Fund administration fees 31,156
Distribution fees 5,514
Administrative servicing fees 70,587
Accounting and transfer agent fees 3,761
Trustee fees 434
Custodian fees 1,021
Compliance program costs (Note 3) 93
Professional fees 13,105
Printing fees 73
Recoupment fees (Note 3) —
Other 100
Total Liabilities 62,568,639
Net Assets $ 390,052,122
* Includes value of securities on loan (Note 2) 24,840,402
Cost of investment securities 392,119,132
Cost of repurchase agreements 15,969,436
Cost of foreign currencies —
Represented by:
Capital $ 396,215,655
Total distributable earnings (loss) (6,163,533)
Net Assets $ 390,052,122

International Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 47
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 192,036,540 $ 218,153,281 $ 627,747,542 $ 46,241,010
1,092,767 3,075,493 20,385,587 1,835,322
1,002,561 1,586,269 1,503,525 1,531,423
— — — —
— — — —
— 197,000 1,345,975 923
896,137 417,675 3,281,549 139,214
9,829 1,427 30,023 180
— — 2,140,951 52,976
251,566 22,189 254,712 27,515
789,397 78,006 698,242 260,076
— — — —
— — — —
— — — —
— — 76,202 21,959
44,038 37,647 38,740 19,787
196,122,835 223,568,987 657,503,048 50,130,385
— 169,325 1,210,051 104,126
40,157 147,198 839,804 1,643
8,822 — — —
— — — —
1,092,767 3,075,493 20,385,587 1,835,322
120,653 136,983 499,464 27,656
27,474 32,923 45,145 22,496
1,032 8,462 65 232
3,359 33,560 6,692 13,537
— 1,471 1,221 1,884
486 486 1,810 216
3,313 3,045 2,592 11,496
61 60 209 31
13,794 15,873 11,194 3,940
23,947 12,215 19,473 16,128
— 30,000 — —
114 5 63 31
1,335,979 3,667,099 23,023,370 2,038,738
$ 194,786,856 $ 219,901,888 $ 634,479,678 $ 48,091,647
4,657,657 11,913,669 46,292,856 1,801,126
148,214,251 174,844,805 587,145,349 36,770,740
1,092,767 3,075,493 20,385,587 1,835,322
(8,878) 197,983 1,347,915 873
$ 156,504,415 $ 171,957,781 $ 627,353,447 $ 50,430,057
38,282,441 47,944,107 7,126,231 (2,338,410)
$ 194,786,856 $ 219,901,888 $ 634,479,678 $ 48,091,647

48 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
Net Assets:
Class A Shares $ 27,706,947
Class M Shares —
Class R6 Shares 59,007,171
Eagle Class Shares —
Institutional Service Class Shares 303,338,004
Total $ 390,052,122
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 2,833,905
Class M Shares —
Class R6 Shares 6,031,888
Eagle Class Shares —
Institutional Service Class Shares 31,012,493
Total 39,878,286
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .78 (a)
Class M Shares $ —
Class R6 Shares $ 9 .78
Eagle Class Shares $ —
Institutional Service Class Shares $ 9 .78
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .01
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

International Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 49
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 4,993,289 $ 40,292,286 $ 284,335 $ 1,103,872
184,686,608 — — —
1,621,428 9,383,746 574,867,839 12,846,431
— — — 6,886
3,485,531 170,225,856 59,327,504 34,134,458
$ 194,786,856 $ 219,901,888 $ 634,479,678 $ 48,091,647
535,283 1,876,229 29,103 55,756
19,738,278 — — —
173,269 416,509 58,380,489 641,146
— — — 336
372,481 7,554,047 6,040,269 1,668,435
20,819,311 9,846,785 64,449,861 2,365,673
$ 9 .33 (b) $ 21 .48 (b) $ 9 .77 (b) $ 19 .80 (b)
$ 9 .36 $ — $ — $ —
$ 9 .36 $ 22 .53 $ 9 .85 $ 20 .04
$ — $ — $ — $ 20 .49
$ 9 .36 $ 22 .53 $ 9 .82 $ 20 .46
$ 9 .90 $ 22 .79 $ 10 .37 $ 21 .01
5 .75% 5 .75% 5 .75% 5 .75%

50 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
INVESTMENT INCOME:
Interest income $ 10,600,822
Dividend income 47,538
Income from securities lending (Note 2) 46,933
Foreign tax withholding —
Total Income 10,695,293
EXPENSES:
Investment advisory fees 807,327
Fund administration fees 61,628
Distribution fees Class A 27,185
Distribution fees Class C(a) 4,735
Administrative servicing fees Class A 27,185
Administrative servicing fees Class C(a) 237
Administrative servicing fees Institutional Service Class 129,663
Registration and filing fees 39,004
Professional fees 24,924
Printing fees 9,716
Trustee fees 4,950
Custodian fees 3,411
Accounting and transfer agent fees 8,245
Compliance program costs (Note 3) 580
Recoupment fees (Note 3) —
Other 3,876
Total expenses before expenses reimbursed 1,152,666
Expenses reimbursed by adviser (Note 3) (244,093)
Net Expenses 908,573
NET INVESTMENT INCOME 9,786,720
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (2,639,195)
Expiration or closing of futures contracts (Note 2) 1,891,073
Settlement of forward foreign currency contracts (Note 2) (101,740)
Foreign currency transactions (Note 2) (49,017)
Expiration or closing of swap contracts (Note 2) (3,607,062)
Net realized gains (losses) (4,505,941)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 12,305,989
Futures contracts (Note 2) 768,639
Forward foreign currency contracts (Note 2) (3,988)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 2,790
Swap contracts (Note 2) (121,079)
Net change in unrealized appreciation/depreciation 12,952,351
Net realized/unrealized gains (losses) 8,446,410
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 18,233,130
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

International Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 51
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 36,502 $ 39,260 $ 64,301 $ 33,861
3,504,136 1,563,396 8,033,232 487,706
20,236 7,217 87,824 537
(388,748) (120,195) (664,675) (41,845)
3,172,126 1,489,678 7,520,682 480,259
697,918 824,092 2,929,540 161,676
47,932 52,506 102,676 30,440
5,677 50,180 457 1,386
1,009 2,404 — —
1,817 19,733 146 665
20 — — —
739 213,177 35,438 23,041
33,635 31,144 27,547 29,621
23,078 20,147 45,033 22,170
— 3,154 7,097 5,528
3,340 3,874 11,139 951
4,334 5,631 11,071 1,605
7,025 8,006 6,610 2,891
396 458 1,328 115
— 30,000 — —
2,955 9,332 11,791 8,908
829,875 1,273,838 3,189,873 288,997
— – (392,452) (97,485)
829,875 1,273,838 2,797,421 191,512
2,342,251 215,840 4,723,261 288,747
4,742,115 4,944,347 11,913,920 1,982,292
— — — —
— — — —
(640) (6,130) (88,302) (5,287)
— — — —
4,741,475 4,938,217 11,825,618 1,977,005
24,500,840 27,428,369 87,334,993 5,259,532
— — — —
— — — —
(10,051) (3,159) (64,610) (2,604)
— — — —
24,490,789 27,425,210 87,270,383 5,256,928
29,232,264 32,363,427 99,096,001 7,233,933
$ 31,574,515 $ 32,579,267 $ 103,819,262 $ 7,522,680

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - International Funds
Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 9,786,720 $ 10,120,450
Net realized gains (losses) (4,505,941) (3,941,893)
Net change in unrealized appreciation/depreciation 12,952,351 4,759,147
Change in net assets resulting from operations 18,233,130 10,937,704
Distributions to Shareholders From:
Distributable earnings:
Class A (599,392) (371,694)
Class C(a) (29,521) (167,709)
Class M — —
Class R6 (1,681,262) (5,643,964)
Institutional Service Class (6,127,338) (8,101,937)
Change in net assets from shareholder distributions (8,437,513) (14,285,304)
Change in net assets from capital transactions 159,708,879 100,402,513
Change in net assets 169,504,496 97,054,913
Net Assets:
Beginning of period 220,547,626 123,492,713
End of period $ 390,052,122 $ 220,547,626
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 12,634,823 $ 19,200,479
Proceeds from shares issued from class conversion (Note 1)(a) 7,062 —
Dividends reinvested 595,908 361,449
Cost of shares redeemed (2,242,255) (5,452,747)
Total Class A Shares 10,995,538 14,109,181
Class C Shares
Proceeds from shares issued 185,994 548,659
Dividends reinvested 29,521 167,709
Cost of shares redeemed in class conversion (Note 1)(a) (7,062) —
Cost of shares redeemed (1,928,253) (322,020)
Total Class C Shares (1,719,800) 394,348
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 7,650,542 7,458,652
Dividends reinvested 1,681,262 5,643,964
Cost of shares redeemed (7,177,957) (8,152,371)
Total Class R6 Shares 2,153,847 4,950,245
Institutional Service Class Shares
Proceeds from shares issued 178,489,216 111,945,097
Dividends reinvested 6,125,471 8,032,979
Cost of shares redeemed (36,335,393) (39,029,337)
Total Institutional Service Class Shares 148,279,294 80,948,739
Change in net assets from capital transactions $ 159,708,879 $ 100,402,513

International Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 53
Nationwide Bailard International Equities
Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 2,342,251 $ 4,203,089 $ 215,840 $ 666,318
4,741,475 1,521,551 4,938,217 (277,488)
24,490,789 21,792,383 27,425,210 9,924,882
31,574,515 27,517,023 32,579,267 10,313,712
(56,849) (78,745) (92,343) (3,094,910)
(6,079) (9,395) — (108,317)
(2,464,546) (4,150,565) — —
(21,670) (40,452) (29,629) (459,976)
(53,475) (98,568) (487,347) (446,719)
(2,602,619) (4,377,725) (609,319) (4,109,922)
1,082,785 (1,218,699) (9,176,461) 144,395,776
30,054,681 21,920,599 22,793,487 150,599,566
164,732,175 142,811,576 197,108,401 46,508,835
$ 194,786,856 $ 164,732,175 $ 219,901,888 $ 197,108,401
$ 1,133,905 $ 676,996 $ 1,634,380 $ 1,063,703
221 9,360 2,900 10,684
50,718 69,286 90,344 2,995,938
(418,680) (505,715) (2,674,208) (4,120,938)
766,164 249,927 (946,584) (50,613)
— 10,009 3,600 62,358
6,063 9,353 — 77,316
(221) (9,360) (2,900) (10,684)
(458,888) (595,901) (978,420) (521,548)
(453,046) (585,899) (977,720) (392,558)
4,612,219 11,040,016 — —
2,366,260 3,985,503 — —
(5,624,062) (14,894,545) — —
1,354,417 130,974 — —
163,780 133,198 868,607 3,325,676
20,321 38,027 26,686 395,099
(173,727) (333,114) (227,672) (1,649,767)
10,374 (161,889) 667,621 2,071,008
3,844 372,152 3,903,518 156,165,433
48,522 90,243 482,308 297,230
(647,490) (1,314,207) (12,305,604) (13,694,724)
(595,124) (851,812) (7,919,778) 142,767,939
$ 1,082,785 $ (1,218,699) $ (9,176,461) $ 144,395,776

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - International Funds
Nationwide Amundi Strategic Income Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 1,306,185 2,052,701
Issued in class conversion (Note 1)(a) 745 —
Reinvested 62,041 38,776
Redeemed (231,412) (580,889)
Total Class A Shares 1,137,559 1,510,588
Class C Shares
Issued 19,486 56,514
Reinvested 3,098 18,247
Redeemed in class conversion (Note 1)(a) (747) —
Redeemed (199,780) (34,301)
Total Class C Shares (177,943) 40,460
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 789,868 781,668
Reinvested 175,153 612,024
Redeemed (751,932) (865,626)
Total Class R6 Shares 213,089 528,066
Institutional Service Class Shares
Issued 18,445,477 11,808,926
Reinvested 637,506 869,209
Redeemed (3,764,886) (4,122,935)
Total Institutional Service Class Shares 15,318,097 8,555,200
Total change in shares 16,490,802 10,634,314
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

International Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 55
Nationwide Bailard International Equities
Fund Nationwide Global Sustainable Equity Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
128,186 81,398 77,424 57,908
25 1,181 151 547
5,836 8,645 4,394 172,976
(46,713) (62,180) (126,196) (224,937)
87,334 29,044 (44,227) 6,494
— 1,219 194 3,639
713 1,246 — 4,900
(26) (1,212) (167) (603)
(52,933) (73,735) (50,796) (30,559)
(52,246) (72,482) (50,769) (22,623)
509,625 1,359,974 — —
270,043 495,718 — —
(633,625) (1,830,982) — —
146,043 24,710 — —
17,975 16,367 39,104 177,671
2,319 4,731 1,239 21,770
(19,714) (38,997) (10,291) (85,114)
580 (17,899) 30,052 114,327
429 44,518 178,585 8,300,447
5,544 11,272 22,370 16,351
(71,340) (161,667) (553,451) (692,797)
(65,367) (105,877) (352,496) 7,624,001
116,344 (142,504) (417,440) 7,722,199

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - International Funds
Nationwide International Small Cap Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 4,723,261 $ 10,570,327
Net realized gains (losses) 11,825,618 (1,578,390)
Net change in unrealized appreciation/depreciation 87,270,383 32,759,737
Change in net assets resulting from operations 103,819,262 41,751,674
Distributions to Shareholders From:
Distributable earnings:
Class A (7,101) (1,403)
Class R6 (10,977,346) (6,337,592)
Eagle Class — —
Institutional Service Class (1,140,232) (521,895)
Change in net assets from shareholder distributions (12,124,679) (6,860,890)
Change in net assets from capital transactions 2,797,130 (28,735,595)
Change in net assets 94,491,713 6,155,189
Net Assets:
Beginning of period 539,987,965 533,832,776
End of period $ 634,479,678 $ 539,987,965
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 14,710 $ 106,433
Dividends reinvested 7,101 1,403
Cost of shares redeemed (118,933) (34,463)
Total Class A Shares (97,122) 73,373
Class R6 Shares
Proceeds from shares issued 44,134,487 34,571,132
Dividends reinvested 10,528,779 6,134,547
Cost of shares redeemed (49,516,849) (77,011,504)
Total Class R6 Shares 5,146,417 (36,305,825)
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 6,617,636 19,196,008
Dividends reinvested 1,121,087 508,641
In-kind Redemption (Note 3) — —
Cost of shares redeemed (9,990,888) (12,207,792)
Total Institutional Service Class Shares (2,252,165) 7,496,857
Change in net assets from capital transactions $ 2,797,130 $ (28,735,595)

International Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 57
Nationwide Janus Henderson Overseas Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 288,747 $ 1,678,569
1,977,005 29,152,911
5,256,928 11,435,526
7,522,680 42,267,006
(37,685) (18,662)
(421,180) (289,679)
(217) (113)
(1,075,413) (3,421,647)
(1,534,495) (3,730,101)
(2,498,560) (197,970,126)
3,489,625 (159,433,221)
44,602,022 204,035,243
$ 48,091,647 $ 44,602,022
$ 21,477 $ 115,314
37,685 18,662
(145,754) (544,264)
(86,592) (410,288)
620,487 8,829,865
421,180 289,679
(793,249) (12,007,647)
248,418 (2,888,103)
— —
217 113
— —
217 113
2,486,173 11,994,449
1,075,086 3,420,683
— (115,294,990)
(6,221,862) (94,791,990)
(2,660,603) (194,671,848)
$ (2,498,560) $ (197,970,126)

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - International Funds
Nationwide International Small Cap Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 1,578 11,841
Reinvested 750 154
Redeemed (11,765) (3,955)
Total Class A Shares (9,437) 8,040
Class R6 Shares
Issued 4,787,578 3,824,193
Reinvested 1,104,804 680,454
Redeemed (5,310,771) (8,385,844)
Total Class R6 Shares 581,611 (3,881,197)
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 695,821 2,128,569
Reinvested 117,885 56,419
In-kind Redemption (Note 3) — —
Redeemed (1,039,205) (1,341,558)
Total Institutional Service Class Shares (225,499) 843,430
Total change in shares 346,675 (3,029,727)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

International Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 59
Nationwide Janus Henderson Overseas Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
1,150 6,413
2,076 1,063
(7,751) (30,002)
(4,525) (22,526)
32,431 480,687
22,965 16,313
(41,544) (659,915)
13,852 (162,915)
— —
12 6
— —
12 6
128,330 639,555
57,369 189,197
— (6,332,279)
(322,631) (4,709,620)
(136,932) (10,213,147)
(127,593) (10,398,582)

60 - Financial Highlights - April 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 9.43 $ 0.31 $ 0.32 $ 0.63 $ (0.28) $ — $ (0.28) $ 9.78 6.72% $ 27,707 0.99% 6.39% 1.16% 100.81%
10/31/2023 9.68 0.60 0.12 0.72 (0.47) (0.50) (0.97) 9.43 7.90% 15,994 0.90% 6.36% 1.10% 49.85%
10/31/2022 10.55 0.49 (0.96) (0.47) (0.40) — (0.40) 9.68 (4.55)% 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
10/31/2020 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) 10.11 (0.05)% 2,800 0.84% 4.46% 1.07% 102.30%
10/31/2019 10.21 0.50 0.08 0.58 (0.41) — (0.41) 10.38 5.86% 4,883 1.06% 4.83% 1.15% 93.97%
Class R6 Shares
4/30/2024 (Unaudited) 9.43 0.31 0.34 0.65 (0.30) — (0.30) 9.78 6.97% 59,006 0.49% 6.38% 0.66% 100.81%
10/31/2023 9.69 0.64 0.10 0.74 (0.50) (0.50) (1.00) 9.43 8.15% 54,882 0.49% 6.75% 0.71% 49.85%
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
10/31/2020 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) 10.11 0.20% 109,284 0.50% 4.78% 0.73% 102.30%
10/31/2019 10.21 0.54 0.09 0.63 (0.45) — (0.45) 10.39 6.33% 108,035 0.67% 5.29% 0.76% 93.97%
Institutional Service Class Shares
4/30/2024 (Unaudited) 9.43 0.33 0.31 0.64 (0.29) — (0.29) 9.78 6.90% 303,339 0.61% 6.77% 0.78% 100.81%
10/31/2023 9.68 0.62 0.12 0.74 (0.49) (0.50) (0.99) 9.43 8.13% 147,999 0.61% 6.63% 0.82% 49.85%
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
10/31/2020 10.38 0.47 (0.47) — (0.28) — (0.28) 10.10 0.18% 36,067 0.61% 4.73% 0.84% 102.30%
10/31/2019 10.21 0.52 0.09 0.61 (0.44) — (0.44) 10.38 6.18% 53,515 0.74% 5.07% 0.82% 93.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - April 30, 2024 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 7.94 $ 0.10 $ 1.41 $ 1.51 $ (0.12) $ — $ (0.12) $ 9.33 19.11% $ 4,993 1.21% 2.28% 1.21% 18.66%
10/31/2023 6.84 0.17 1.11 1.28 (0.18) — (0.18) 7.94 18.73% 3,557 1.22% 2.12% 1.22% 47.96%
10/31/2022 9.38 0.18 (2.42) (2.24) (0.30) — (0.30) 6.84 (24.53)% 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
10/31/2020 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) 7.33 (4.47)% 3,633 1.28% 1.28% 1.28% 53.09%
10/31/2019 7.63 0.16 0.37 0.53 (0.38) — (0.38) 7.78 7.62% 5,543 1.26% 2.16% 1.26% 71.60%
Class M Shares
4/30/2024 (Unaudited) 7.96 0.11 1.42 1.53 (0.13) — (0.13) 9.36 19.28% 184,687 0.88% 2.53% 0.88% 18.66%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.27% 155,910 0.89% 2.50% 0.89% 47.96%
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 139,648 0.94% 1.68% 0.94% 53.09%
10/31/2019 7.63 0.19 0.37 0.56 (0.41) — (0.41) 7.78 8.03%(f) 188,068 0.92% 2.50% 0.92% 71.60%
Class R6 Shares
4/30/2024 (Unaudited) 7.96 0.12 1.41 1.53 (0.13) — (0.13) 9.36 19.28% 1,621 0.88% 2.57% 0.88% 18.66%
10/31/2023 6.85 0.21 1.11 1.32 (0.21) — (0.21) 7.96 19.27% 1,374 0.89% 2.53% 0.89% 47.96%
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 5,560 0.94% 1.62% 0.94% 53.09%
10/31/2019 7.63 0.14 0.42 0.56 (0.41) — (0.41) 7.78 8.03% 9,034 0.90% 1.93% 0.90% 71.60%
Institutional Service Class Shares
4/30/2024 (Unaudited) 7.96 0.11 1.41 1.52 (0.12) — (0.12) 9.36 19.26% 3,486 0.92% 2.37% 0.92% 18.66%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.21% 3,485 0.93% 2.44% 0.93% 47.96%
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
10/31/2020 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) 7.33 (4.30)% 10,036 0.98% 1.48% 0.98% 53.09%
10/31/2019 7.62 0.17 0.39 0.56 (0.41) — (0.41) 7.77 7.95% 23,872 0.98% 2.24% 0.98% 71.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

62 - Financial Highlights - April 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
4/30/2024 (Unaudited) $ 18.48 $ 0.01 $ 3.04 $ 3.05 $ (0.05) $ — $ (0.05) $ 21.48 16.51% $ 40,292 1.25% 0.11% 1.25% 8.83%
10/31/2023 18.17 0.05 1.90 1.95 (0.06) (1.58) (1.64) 18.48 11.31% 35,482 1.25% 0.25% 1.32% 42.83%
10/31/2022 25.87 0.10 (4.68) (4.58) (0.08) (3.04) (3.12) 18.17 (19.99)% 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
10/31/2020 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) 18.29 6.37% 35,464 1.30% 0.24% 1.61% 38.94%
10/31/2019 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) 18.31 12.83% 38,591 1.30% 1.29% 1.59% 47.52%
Class R6 Shares
4/30/2024 (Unaudited) 19.37 0.05 3.19 3.24 (0.08) — (0.08) 22.53 16.73% 9,384 0.90% 0.47% 0.90% 8.83%
10/31/2023 18.96 0.12 1.98 2.10 (0.11) (1.58) (1.69) 19.37 11.67% 7,487 0.90% 0.62% 0.95% 42.83%
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
10/31/2020 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) 18.99 6.78% 6,221 0.95% 0.59% 1.26% 38.94%
10/31/2019 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) 18.92 13.20% 6,549 0.95% 1.53% 1.24% 47.52%
Institutional Service Class Shares
4/30/2024 (Unaudited) 19.39 0.02 3.18 3.20 (0.06) — (0.06) 22.53 16.53% 170,226 1.15% 0.21% 1.15% 8.83%
10/31/2023 18.97 0.11 1.97 2.08 (0.08) (1.58) (1.66) 19.39 11.58% 153,290 1.02% 0.57% 1.02% 42.83%
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
10/31/2020 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) 18.99 6.70% 4,184 1.05% 0.49% 1.36% 38.94%
10/31/2019 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) 18.93 13.07% 5,657 1.02% 1.59% 1.31% 47.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - April 30, 2024 (Unaudited) - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 8.37 $ 0.05 $ 1.53 $ 1.58 $ (0.18) $ — $ (0.18) $ 9.77 18.98% $ 284 1.22% 1.08% 1.35% 38.79%
10/31/2023 7.87 0.13 0.41 0.54 (0.04) — (0.04) 8.37 6.85% 322 1.25% 1.41% 1.39% 81.93%
10/31/2022 13.67 0.11 (4.00) (3.89) (0.47) (1.44) (1.91) 7.87 (32.45)% 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
10/31/2020 9.78 0.07 0.06 0.13 (0.25) — (0.25) 9.66 1.23% 115 1.30% 0.79% 1.34% 91.59%
10/31/2019 10.21 0.11 0.77 0.88 (0.29) (1.02) (1.31) 9.78 11.01%(g) 108 1.25% 1.17% 1.29% 71.10%
Class R6 Shares
4/30/2024 (Unaudited) 8.43 0.07 1.54 1.61 (0.19) — (0.19) 9.85 19.18% 574,868 0.89% 1.54% 1.02% 38.79%
10/31/2023 7.95 0.16 0.43 0.59 (0.11) — (0.11) 8.43 7.28% 486,988 0.90% 1.79% 1.03% 81.93%
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
10/31/2020 9.82 0.10 0.06 0.16 (0.26) — (0.26) 9.72 1.50% 511,412 0.99% 1.11% 1.03% 91.59%
10/31/2019 10.24 0.13 0.78 0.91 (0.31) (1.02) (1.33) 9.82 11.37% 514,643 0.99% 1.42% 1.03% 71.10%
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.41 0.07 1.53 1.60 (0.19) — (0.19) 9.82 19.07% 59,328 1.01% 1.39% 1.14% 38.79%
10/31/2023 7.94 0.15 0.41 0.56 (0.09) — (0.09) 8.41 7.03% 52,678 1.01% 1.69% 1.14% 81.93%
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
10/31/2020 9.81 0.10 0.04 0.14 (0.25) — (0.25) 9.70 1.37% 26,867 1.11% 1.01% 1.15% 91.59%
10/31/2019 10.24 0.13 0.77 0.90 (0.31) (1.02) (1.33) 9.81 11.20% 13,879 1.11% 1.33% 1.15% 71.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

64 - Financial Highlights - April 30, 2024 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Janus Henderson Overseas Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 17.44 $ 0.09 $ 2.91 $ 3.00 $ (0.64) $ — $ (0.64) $ 19.80 17.54% $ 1,104 1.09% 0.98% 1.51% 21.39%
10/31/2023 15.35 0.26 2.08 2.34 (0.25) — (0.25) 17.44 15.23% 1,051 1.12% 1.41% 1.44% 40.07%(g)
10/31/2022 30.62 0.05 (13.56) (13.51) (h) — (1.76) (1.76) 15.35 (46.40)%(h) 1,271 1.09% 0.27% 1.20% 104.12%
10/31/2021 24.88 (0.14) 6.65 6.51 (i) (0.06) (0.71) (0.77) 30.62 26.44%(i) 3,634 1.05% (0.45)% 1.14% 19.84%
10/31/2020 18.04 0.21 6.74 6.95 (0.11) — (0.11) 24.88 38.57%(j) 1,584 1.06% 0.98% 1.18% 26.04%
10/31/2019(k)(l)  17.22 (0.01) 0.83 0.82 — — — 18.04 4.76%(j) 622 1.05% (0.67)% 2.26% 4.81%(g)
9/30/2019 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) 17.22 (0.88)% 593 1.05% 0.02% 2.36% 44.46%
Class R6 Shares(m)
4/30/2024 (Unaudited) 17.64 0.13 2.94 3.07 (0.67) — (0.67) 20.04 17.75% 12,846 0.72% 1.38% 1.14% 21.39%
10/31/2023 15.55 0.31 2.13 2.44 (0.35) — (0.35) 17.64 15.67% 11,062 0.75% 1.68% 1.07% 40.07%(g)
10/31/2022 30.88 0.16 (13.73) (13.57) (h) — (1.76) (1.76) 15.55 (46.19)%(h) 12,288 0.72% 0.87% 0.83% 104.12%
10/31/2021 25.00 (0.04) 6.70 6.66 (i) (0.07) (0.71) (0.78) 30.88 26.90%(i) 11,343 0.72% (0.13)% 0.81% 19.84%
10/31/2020 18.50 0.20 6.89 7.09 (0.59) — (0.59) 25.00 39.04%(j) 1,220 0.72% 0.96% 0.84% 26.04%
10/31/2019(k)(l)  17.65 (0.01) 0.86 0.85 — — — 18.50 4.82%(j) 437 0.72% (0.42)% 2.93% 4.81%(g)
9/30/2019 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) 17.65 (0.60)% 5,619 0.79% 0.37% 1.62% 44.46%
Eagle Class Shares
4/30/2024 (Unaudited) 18.05 0.13 2.98 3.11 (0.67) — (0.67) 20.49 17.56%(j) 7 0.72% 1.38% 1.15% 21.39%
10/31/2023 15.90 0.34 2.17 2.51 (0.36) — (0.36) 18.05 15.74%(j) 6 0.75% 1.80% 1.09% 40.07%(g)
10/31/2022 31.54 0.15 (14.03) (13.88) (h) — (1.76) (1.76) 15.90 (46.22)%(h)(j) 5 0.72% 0.74% 0.83% 104.12%
10/31/2021 25.58 (0.04) 6.78 6.74 (i) (0.07) (0.71) (0.78) 31.54 26.59%(i)(j) 9 0.73% (0.13)% 0.81% 19.84%
10/31/2020 18.53 0.21 6.98 7.19 (0.14) — (0.14) 25.58 38.87%(j) 7 0.83% 0.98% 0.94% 26.04%
10/31/2019(k)(l)  17.68 (0.01) 0.86 0.85 — — — 18.53 4.81%(j) 5 0.86% (0.49)% 2.06% 4.81%(g)
9/30/2019(n) 17.02 (0.01) 0.67 0.66 — — — 17.68 3.88% 5 0.86% (0.18)% 2.75% 44.46%
Institutional Service Class Shares
4/30/2024 (Unaudited) 17.99 0.12 3.01 3.13 (0.66) — (0.66) 20.46 17.71% 34,134 0.86% 1.21% 1.28% 21.39%
10/31/2023 15.85 0.25 2.18 2.43 (0.29) — (0.29) 17.99 15.35% 32,483 0.95% 1.37% 1.13% 40.07%(g)
10/31/2022 31.50 0.12 (14.01) (13.89) (h) — (1.76) (1.76) 15.85 (46.31)%(h) 190,471 0.95% 0.58% 1.05% 104.12%
10/31/2021 25.56 (0.11) 6.82 6.71 (i) (0.06) (0.71) (0.77) 31.50 26.52%(i) 280,400 0.97% (0.36)% 1.05% 19.84%
10/31/2020 18.52 0.17 7.00 7.17 (0.13) — (0.13) 25.56 38.73% 255,276 0.94% 0.80% 1.05% 26.04%
10/31/2019(k)(l)  17.67 (0.01) 0.86 0.85 — — — 18.52 4.81% 229,197 0.95% (0.47)% 0.97% 4.81%(g)
9/30/2019(n) 17.02 (0.02) 0.67 0.65 — — — 17.67 3.82% 5 0.97% (0.29)% 2.86% 44.46%

International Funds - April 30, 2024 (Unaudited) - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.23, $0.12, $0.18 and $0.16 per share for Class A, Class R6, Eagle Class and Institutional Service Class respectively. Excluding the settlement proceeds, the Class A, Class R6, Eagle Class and Institutional
Service Class total returns are -47.21%, -46.61%, -46.83% and -46.85%, respectively. (Note 12)
(i) Includes payment by Nationwide Retirement Solutions ("NRS"), an affiliate, to offset capital losses due to the sale of securities. The payment impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes. Excluding the payment from NRS, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 26.40%, 26.86%, 26.55% and 26.48%, respectively.
(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k) For the period October 1, 2019 through October 31, 2019.
(l) Fiscal year end changed from September 30th to October 31st.
(m) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(n) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through
September 30, 2019.

66 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Janus Henderson Overseas Fund ("Overseas")
The Funds, as applicable, currently offer Class A, Class M, Class R6, Eagle Class and Institutional Service Class shares.
Effective February 12, 2024, Class C shares converted to Class A shares for Strategic Income, International Equities and Global
Sustainable Equity. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 67
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

68 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 63,222,969 $ – $ 63,222,969
Collateralized Mortgage Obligations – 46,362,903 – 46,362,903
Commercial Mortgage-Backed Securities – 11,555,227 – 11,555,227
Common Stock – – 332,670 332,670
Corporate Bonds
Aerospace & Defense – 1,192,108 – 1,192,108
Automobiles – 6,464,771 – 6,464,771
Banks – 60,358,549 – 60,358,549
Capital Markets – 19,183,263 – 19,183,263
Chemicals – 5,084,448 – 5,084,448
Commercial Services & Supplies – 3,118,381 – 3,118,381
Communications Equipment – 441,601 – 441,601
Consumer Finance – 9,266,940 – 9,266,940
Distributors – 744,684 – 744,684
Diversified Consumer Services – 751,114 – 751,114
Diversified REITs – 2,127,572 – 2,127,572
Diversified Telecommunication Services – 4,474,348 – 4,474,348
Electric Utilities – 8,186,904 – 8,186,904
Electrical Equipment – 1,177,552 – 1,177,552
Energy Equipment & Services – 2,342,162 – 2,342,162
Financial Services – 23,722,623 – 23,722,623
Food Products – 1,653,456 – 1,653,456
Gas Utilities – 3,501,643 – 3,501,643
Ground Transportation – 3,350,344 – 3,350,344
Health Care Equipment & Supplies – 1,002,458 – 1,002,458
Health Care Providers & Services – 2,983,107 – 2,983,107
Health Care REITs – 2,025,000 – 2,025,000
Hotels, Restaurants & Leisure – 12,258,599 – 12,258,599
Insurance – 17,724,121 – 17,724,121
Media – 4,043,904 – 4,043,904
Metals & Mining – 3,066,327 – 3,066,327
Multi-Utilities – 3,075,540 – 3,075,540
Office REITs – 2,461,077 – 2,461,077
Oil, Gas & Consumable Fuels – 11,025,881 – 11,025,881
Passenger Airlines – 5,243,782 – 5,243,782
Pharmaceuticals – 274,338 – 274,338
Real Estate Management & Development – 1,239,476 – 1,239,476
Residential REITs – 4,853,248 – 4,853,248
Semiconductors & Semiconductor
Equipment – 397,356 – 397,356
Tobacco – 1,282,026 – 1,282,026
Wireless Telecommunication Services – 1,858,957 – 1,858,957
Total Corporate Bonds $ – $ 231,957,660 $ – $ 231,957,660
Credit Default Swaps† – 63,332 – 63,332
Foreign Government Security – 1,552,612 – 1,552,612
Forward Foreign Currency Contracts – 10,431 – 10,431

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 69
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 3,405,875 $ – $ – $ 3,405,875
Loan Participations – 2,291,590 – 2,291,590
Mortgage-Backed Securities – 23,634,248 – 23,634,248
Repurchase Agreements – 15,969,436 – 15,969,436
Short-Term Investment – 6,194,543 – 6,194,543
Supranational – 499,500 – 499,500
Warrants 3,953 – – 3,953
Total Assets $ 3,409,828 $ 403,314,451 $ 332,670 $ 407,056,949
Liabilities:
Credit Default Swaps† $ – $ (1,540) $ – $ (1,540)
Forward Foreign Currency Contracts – (1,242) – (1,242)
Futures Contracts# (190,080) – – (190,080)
Total Liabilities $ (190,080) $ (2,782) $ – $ (192,862)
Total $ 3,219,748 $ 403,311,669 $ 332,670 $ 406,864,087
International Equities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,342,555 $ – $ 2,342,555
Air Freight & Logistics – 1,407,050 – 1,407,050
Automobile Components – 1,450,753 – 1,450,753
Automobiles – 9,460,205 – 9,460,205
Banks 633,671 19,720,508 – 20,354,179
Beverages 720,200 2,663,462 – 3,383,662
Broadline Retail 523,950 2,277,206 – 2,801,156
Building Products – 2,393,717 – 2,393,717
Capital Markets – 4,625,320 – 4,625,320
Chemicals – 4,857,070 – 4,857,070
Communications Equipment – 765,074 – 765,074
Construction & Engineering – 850,090 – 850,090
Construction Materials 1,161,300 2,468,740 – 3,630,040
Consumer Staples Distribution & Retail – 3,512,734 – 3,512,734
Containers & Packaging – 1,126,602 – 1,126,602
Diversified Consumer Services – 906,559 – 906,559
Diversified Telecommunication Services – 686,611 – 686,611
Electric Utilities – 3,258,285 – 3,258,285
Electrical Equipment – 7,020,355 – 7,020,355
Electronic Equipment, Instruments &
Components – 764,232 – 764,232
Entertainment 758,280 1,905,976 – 2,664,256
Financial Services – 1,761,590 – 1,761,590
Food Products – 3,218,012 – 3,218,012
Health Care Equipment & Supplies – 1,589,996 – 1,589,996
Household Durables – 2,898,576 – 2,898,576
Household Products – 557,831 – 557,831
Industrial Conglomerates – 4,471,251 – 4,471,251
Insurance – 9,333,172 – 9,333,172
Interactive Media & Services – 659,487 – 659,487
IT Services – 3,504,558 – 3,504,558
Machinery – 5,676,403 – 5,676,403
Marine Transportation – 870,843 – 870,843
Media – 2,249,528 – 2,249,528
Metals & Mining – 5,348,423 – 5,348,423
Multi-Utilities – 924,476 – 924,476
Oil, Gas & Consumable Fuels 1,312,900 7,911,962 – 9,224,862
Personal Care Products – 5,487,487 – 5,487,487
Pharmaceuticals 2,048,760 13,361,140 – 15,409,900

70 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Professional Services $ – $ 5,792,662 $ – $ 5,792,662
Real Estate Management & Development – 857,351 – 857,351
Semiconductors & Semiconductor
Equipment 6,634,097 4,018,857 – 10,652,954
Software 1,350,150 3,137,084 – 4,487,234
Specialty Retail – 3,344,333 – 3,344,333
Technology Hardware, Storage &
Peripherals – 2,189,377 – 2,189,377
Textiles, Apparel & Luxury Goods – 5,991,376 – 5,991,376
Trading Companies & Distributors – 4,812,557 – 4,812,557
Transportation Infrastructure 40,324 731,068 – 771,392
Wireless Telecommunication Services – 1,263,579 – 1,263,579
Total Common Stocks $ 15,183,632 $ 176,426,083 $ – $ 191,609,715
Exchange Traded Fund 426,825 – – 426,825
Repurchase Agreement – 1,092,767 – 1,092,767
Total $ 15,610,457 $ 177,518,850 $ – $ 193,129,307
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 2,116,226 $ 2,530,161 $ – $ 4,646,387
Automobiles 1,395,787 – – 1,395,787
Banks 2,667,917 7,947,784 – 10,615,701
Biotechnology 6,025,926 1,733,271 – 7,759,197
Broadline Retail 8,626,475 – – 8,626,475
Building Products 1,750,814 – – 1,750,814
Capital Markets 5,144,081 4,453,262 – 9,597,343
Chemicals 10,171,919 – – 10,171,919
Commercial Services & Supplies 7,191,816 – – 7,191,816
Construction & Engineering 1,313,913 – – 1,313,913
Consumer Finance 1,327,045 – – 1,327,045
Consumer Staples Distribution & Retail 3,171,362 – – 3,171,362
Diversified Telecommunication Services – 2,607,581 – 2,607,581
Electrical Equipment 2,327,601 1,639,053 – 3,966,654
Electronic Equipment, Instruments &
Components 4,410,638 5,507,467 – 9,918,105
Entertainment 2,527,451 2,340,231 – 4,867,682
Financial Services 9,416,715 – – 9,416,715
Food Products – 3,681,495 – 3,681,495
Ground Transportation 3,043,162 – – 3,043,162
Health Care Equipment & Supplies – 5,552,330 – 5,552,330
Health Care Providers & Services 6,502,106 – – 6,502,106
Hotels, Restaurants & Leisure 2,382,682 592,002 – 2,974,684
Household Durables – 3,783,182 – 3,783,182
Insurance 3,678,885 4,363,625 – 8,042,510
Interactive Media & Services 6,205,825 – – 6,205,825
Leisure Products 1,349,752 – – 1,349,752
Life Sciences Tools & Services 1,305,051 – – 1,305,051
Machinery 3,246,509 2,046,074 – 5,292,583
Oil, Gas & Consumable Fuels 4,269,909 3,678,827 – 7,948,736
Personal Care Products – 5,273,113 – 5,273,113
Pharmaceuticals 6,266,765 3,537,196 – 9,803,961
Semiconductors & Semiconductor
Equipment 17,552,495 – – 17,552,495
Software 22,903,874 – – 22,903,874
Specialty Retail 3,860,795 – – 3,860,795
Trading Companies & Distributors – 2,536,137 – 2,536,137

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 71
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 2,196,994 $ – $ 2,196,994
Total Common Stocks $ 152,153,496 $ 65,999,785 $ – $ 218,153,281
Repurchase Agreement – 3,075,493 – 3,075,493
Total $ 152,153,496 $ 69,075,278 $ – $ 221,228,774
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 4,397,736 $ – $ 4,397,736
Automobile Components – 8,674,756 – 8,674,756
Banks – 47,158,689 – 47,158,689
Beverages – 3,484,866 – 3,484,866
Biotechnology 13,442,012 3,721,013 – 17,163,025
Broadline Retail – 7,721,626 – 7,721,626
Building Products – 4,136,081 – 4,136,081
Capital Markets – 5,931,042 – 5,931,042
Chemicals 1,976,998 27,182,052 – 29,159,050
Commercial Services & Supplies – 1,603,528 – 1,603,528
Construction & Engineering – 7,320,277 – 7,320,277
Construction Materials – 6,361,367 – 6,361,367
Consumer Finance – 5,837,832 – 5,837,832
Consumer Staples Distribution & Retail – 6,463,326 – 6,463,326
Containers & Packaging – 6,064,388 – 6,064,388
Distributors – 4,193,031 – 4,193,031
Diversified REITs – 8,203,846 – 8,203,846
Diversified Telecommunication Services – 5,001,530 – 5,001,530
Electric Utilities – 8,610,978 – 8,610,978
Electrical Equipment – 1,013,816 – 1,013,816
Electronic Equipment, Instruments &
Components – 15,212,355 – 15,212,355
Energy Equipment & Services 811,125 5,921,674 – 6,732,799
Entertainment 353,587 598,097 – 951,684
Financial Services 7,393,099 17,537,776 – 24,930,875
Food Products – 4,130,753 – 4,130,753
Gas Utilities – 8,670,957 – 8,670,957
Ground Transportation 1,098,869 4,514,656 – 5,613,525
Health Care Equipment & Supplies – 9,836,005 – 9,836,005
Hotel & Resort REITs – 3,663,514 – 3,663,514
Hotels, Restaurants & Leisure 1,166,620 13,249,805 – 14,416,425
Household Durables – 13,742,689 – 13,742,689
Independent Power and Renewable
Electricity Producers – 1,091,703 – 1,091,703
Industrial Conglomerates – 11,647,603 – 11,647,603
Industrial REITs – 3,358,468 – 3,358,468
Insurance – 15,512,833 – 15,512,833
Interactive Media & Services 1,491,909 – – 1,491,909
IT Services 7,918,104 8,042,923 – 15,961,027
Leisure Products – 9,661,015 – 9,661,015
Life Sciences Tools & Services 1,412,207 11,370,201 – 12,782,408
Machinery – 43,593,554 – 43,593,554
Marine Transportation – 2,120,510 – 2,120,510
Media – 15,814,265 – 15,814,265
Metals & Mining 11,284,669 9,611,287 – 20,895,956
Office REITs – 406,244 – 406,244
Oil, Gas & Consumable Fuels 7,244,733 12,494,711 – 19,739,444
Passenger Airlines – 4,276,749 – 4,276,749
Pharmaceuticals 3,096,999 3,422,151 – 6,519,150

72 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Professional Services $ – $ 17,640,022 $ – $ 17,640,022
Real Estate Management & Development 6,059,971 23,332,880 – 29,392,851
Residential REITs – 3,016,468 – 3,016,468
Retail REITs – 12,204,029 – 12,204,029
Semiconductors & Semiconductor
Equipment – 19,878,529 – 19,878,529
Software 7,668,071 2,836,909 – 10,504,980
Specialized REITs – 6,625,732 – 6,625,732
Specialty Retail – 11,200,872 – 11,200,872
Textiles, Apparel & Luxury Goods – 6,925,004 – 6,925,004
Trading Companies & Distributors – 9,820,592 – 9,820,592
Transportation Infrastructure – 5,747,186 – 5,747,186
Water Utilities – 3,203,846 – 3,203,846
Total Common Stocks $ 72,418,973 $ 545,016,347 $ – $ 617,435,320
Exchange Traded Fund 10,312,222 – – 10,312,222
Repurchase Agreements – 20,385,587 – 20,385,587
Rights – – – –
Total $ 82,731,195 $ 565,401,934 $ – $ 648,133,129
Overseas
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,373,741 $ – $ 2,373,741
Automobiles – 1,953,033 – 1,953,033
Banks – 6,528,550 – 6,528,550
Beverages – 2,061,319 – 2,061,319
Biotechnology 999,970 – – 999,970
Broadline Retail – 422,334 – 422,334
Chemicals – 421,110 – 421,110
Commercial Services & Supplies – 1,240,020 – 1,240,020
Diversified Telecommunication Services – 1,593,463 – 1,593,463
Electronic Equipment, Instruments &
Components – 1,519,685 – 1,519,685
Entertainment 1,665,497 – – 1,665,497
Ground Transportation 491,382 – – 491,382
Health Care Equipment & Supplies – 1,068,347 – 1,068,347
Hotels, Restaurants & Leisure 660,624 887,955 – 1,548,579
Industrial REITs – 551,218 – 551,218
Insurance – 2,663,580 – 2,663,580
IT Services – 507,231 – 507,231
Life Sciences Tools & Services 642,229 – – 642,229
Machinery – 177,319 – 177,319
Metals & Mining 2,064,308 – – 2,064,308
Oil, Gas & Consumable Fuels 1,564,394 1,434,242 – 2,998,636
Personal Care Products – 1,471,897 – 1,471,897
Pharmaceuticals – 2,947,016 – 2,947,016
Semiconductors & Semiconductor
Equipment – 4,847,481 – 4,847,481
Specialty Retail – 78,790 – 78,790
Technology Hardware, Storage &
Peripherals – 327,716 – 327,716
Textiles, Apparel & Luxury Goods – 2,104,819 – 2,104,819
Trading Companies & Distributors – 463,222 – 463,222
Wireless Telecommunication Services – 508,518 – 508,518
Total Common Stocks $ 8,088,404 $ 38,152,606 $ – $ 46,241,010
Repurchase Agreement – 1,835,322 – 1,835,322
Total $ 8,088,404 $ 39,987,928 $ – $ 48,076,332

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 73
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of April 30, 2024, Strategic Income held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2024, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of April 30, 2024, International Small Cap held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Strategic Income
Common
Stocks Total
Balance as of 10/31/2023 $ 187,316 $ 187,316
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 145,354 145,354
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2024 $ 332,670 $ 332,670
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2024 ** $ 145,354 $ 145,354
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign Currency
Amount (USD)
International Equities $ 8,822

74 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 75
As of April 30, 2024, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

76 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of April 30, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 77
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2024:
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 63,332
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 10,431
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 3,405,875
Total $ 3,479,638

78 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (1,540)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (1,242)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (190,080)
Total $ (192,862)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (3,607,062)
Forward Foreign Currency Contracts
Currency risk (101,740)
Futures Contracts
Interest rate risk 1,891,073
Total $ (1,817,729)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (121,079)
Forward Foreign Currency Contracts
Currency risk (3,988)
Futures Contracts
Interest rate risk 768,639
Total $ 643,572
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 68,900,000
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 127,480
Average Settlement Value Sold $ 2,696,790
Futures Contracts:
Average Notional Balance Long $ 22,885,936
Average Notional Balance Short $ 94,946,136

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 79
items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of April 30, 2024, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2024:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of April 30, 2024, the Funds did not have unfunded loan commitments.
(i) Securities Lending
During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 2,763 $ (1,242) $ — $ 1,521
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 7,668 — — 7,668
Total $ 10,431 $ (1,242) $ — $ 9,189
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (1,242) $ 1,242 $ — $ —
Total $ (1,242) $ 1,242 $ — $ —

80 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Strategic Income $ 15,969,436
International Equities 1,092,767
Global Sustainable Equity 3,075,493
International Small Cap 20,385,587
Overseas 1,835,322

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 81
of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of April 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $72,717,910,collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 5/15/2024 - 2/15/2054; total market value $74,172,268.
Nomura Securities International, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $55,508,171, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 6.88%, maturing 10/31/2024 - 6/30/2030; total market value
$56,639,051.
Santander US Capital Markets, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $69,510,251,collateralized by
U.S. Government Treasury Securities, ranging from 1.38% - 4.13%, maturing 10/15/2028 - 3/31/2031; total market value
$70,900,459.
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,969,436 $ – $ 5,969,436 $ (5,969,436) $ –
Nomura Securities
International, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Santander US Capital
Markets 6,000,000 – 6,000,000 (6,000,000) –
Total $ 15,969,436 $ – $ 15,969,436 $ (15,969,436) $ –

82 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,092,767 $ – $ 1,092,767 $ (1,092,767) $ –
Total $ 1,092,767 $ – $ 1,092,767 $ (1,092,767) $ –
Global Sustainable Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,075,493 $ – $ 3,075,493 $ (3,075,493) $ –
Total $ 3,075,493 $ – $ 3,075,493 $ (3,075,493) $ –
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,385,587 $ – $ 4,385,587 $ (4,385,587) $ –
Nomura Securities
International, Inc. 11,000,000 – 11,000,000 (11,000,000) –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 20,385,587 $ – $ 20,385,587 $ (20,385,587) $ –

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 83
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, International Small Cap, and Overseas. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Overseas
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,835,322 $ – $ 1,835,322 $ (1,835,322) $ –
Total $ 1,835,322 $ – $ 1,835,322 $ (1,835,322) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

84 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of April 30, 2024, the subadviser for each Fund is as follows:
Fund Subadviser
Strategic Income Amundi Asset Management US, Inc.
International Equities Bailard , Inc.
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
Overseas Janus Henderson Investors US LLC

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 85
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended April 30, 2024, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Fee Schedule
Advisory Fee
(annual rate)
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Global Sustainable Equity Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Overseas Up to $200 million 0.70%
$200 million up to $500 million 0.68%
$500 million and more 0.65%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Strategic Income 0.55% 0.38%
International Equities 0.75 0.75
Global Sustainable Equity 0.75 0.75
International Small Cap 0.94 0.82
Overseas 0.70 0.28
Fund Classes
Amount
(annual rate)
Strategic Income All Classes 0.49%
International Equities All Classes 1.10
Global Sustainable Equity All Classes 0.90
International Small Cap All Classes 0.89
Overseas All Classes 0.72

86 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
As of April 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2024, NFM earned an aggregate of $295,182 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2024, the Funds’ aggregate portion of such costs amounted to $2,877.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
April 30, 2024
Amount Total
Strategic Income $ 187,478 $ 334,132 $ 326,718 $ 244,093 $ 1,092,421
International Equities — — — — —
Global Sustainable Equity 77,850 99,623 28,717 — 206,190
International Small Cap 84,804 407,730 797,311 392,452 1,682,297
Overseas 136,519 252,496 232,879 97,485 719,379
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 87
range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2024, the Funds imposed aggregate front-end sales charges of $52,929. From these fees, NFD retained a portion amounting to $6,441.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for International Equities, Global Sustainable Equity, International
Small Cap, and Overseas. Applicable Class A CDSCs are 0.75% for Strategic Income. Class C CDSCs are 1.00% for all Funds.
During the six months ended April 30, 2024, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Eagle Class, and Institutional Service Class shares of each Fund.
For the six months ended April 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2024, each Fund’s total administrative services fees were as follows:
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Fund Class A Class C
Institutional
Service Class
Strategic Income 0.25% 0.03% 0.12%
International Equities 0.08 0.01 0.04
Global Sustainable Equity 0.10 N/A 0.25
International Small Cap 0.08 N/A 0.12
Overseas 0.12 N/A 0.14
N/A — Not Applicable.
Fund Amount
Strategic Income $ 157,085
International Equities 2,576
Global Sustainable Equity 232,910
International Small Cap 35,584
Overseas 23,706
Fund
% of Shares
Outstanding
Owned
Strategic Income 16.83%
International Equities —
Global Sustainable Equity 73.88
International Small Cap 54.31
Overseas 51.30

88 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended April 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and
Fund Purchases
*
Sales
*
Strategic Income $ 460,167,019 $ 282,018,373
International Equities 34,643,158 34,236,368
Global Sustainable Equity 19,142,491 27,647,085
International Small Cap 237,471,383 242,613,381
Overseas 9,599,363 13,668,982
* Includes purchases and sales of long-term U.S. Government securities, if any.

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 89
special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that

90 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.

International Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 91
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended April 30, 2024, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of April 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund % of Shares
Number of
Accounts
Strategic Income 73.75% 5
International Equities 87.87 1
Global Sustainable Equity 77.53 3(a)
International Small Cap 36.41 2(a)
Overseas 92.03 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 46
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Strategic Income $ 403,698,286 $ 8,101,556 $ (9,362,809) $ (1,261,253)
International Equities 149,566,128 48,584,806 (5,021,627) 43,563,179
Global Sustainable Equity 178,363,045 48,385,027 (5,519,298) 42,865,729
International Small Cap 615,329,341 85,525,054 (52,721,266) 32,803,788
Overseas 38,933,342 10,218,444 (1,075,454) 9,142,990

92 - Notes to Financial Statements - April 30, 2024 (Unaudited) - International Funds
12. Settlement Proceeds
During the year ended October 31, 2022, Overseas reached a settlement agreement in the amount of $2,049,674 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

International Funds - April 30, 2024 (Unaudited) - Supplemental Information - 93
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide Bond Fund
Nationwide Bond Portfolio
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Sustainable Equity Fund
Nationwide Government Money Market Fund
Nationwide GQG US Quality Equity Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
Nationwide Multi-Cap Portfolio Fund
Nationwide Small Company Growth Fund
Nationwide U.S. 130/30 Equity Fund
Nationwide WCM Focused Small Cap Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser(s) (each, a “Sub-
Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

94 - Supplemental Information - April 30, 2024 (Unaudited) - International Funds
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.

International Funds - April 30, 2024 (Unaudited) - Supplemental Information - 95
The Trustees considered that Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide
Bond Portfolio, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Multi-Cap Portfolio Fund, Nationwide U.S. 130/30 Equity Fund, and Nationwide
WCM Focused Small Cap Fund, were each shown to pay actual management fees and to have total expense ratios (including 12b-
1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard
Technology & Science Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Global Sustainable Equity Fund, Nationwide
International Small Cap Fund, and Nationwide Janus Henderson Overseas Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/
non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of
Nationwide BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Loomis All Cap Growth Fund, Nationwide
Loomis Core Bond Fund, and Nationwide Loomis Short Term Bond Fund was within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the
Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For all of the above Funds, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in the next five paragraphs, each of these Funds was shown to have experienced three-year performance (or two-year performance for Nationwide GQG US Quality Equity Fund) for the period ended June 30, 2023 at or above its performance universe median, or below the median but within the top three comparative quintiles. With respect to
Nationwide U.S. 130/30 Equity Fund, the Trustees considered that the Fund had been organized in September 2022 and did not yet have two years of performance.
With respect to Nationwide BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-
year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022. In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year 2021 and the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended June 30, 2023 (from the 76th percentile for the three-year period to the 65th percentile for the one-year period).
With respect to Nationwide Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight to longer duration investment grade corporate credit and high yield positions and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. In this regard, the Trustees noted that the Fund’s performance had improved within the fourth quintile of its performance universe for the one-year period ended October 31, 2021 (from the 74th percentile in for the three-year period to the 65th percentile for the one-year period). The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to Nationwide Bond Portfolio, the Trustees noted that the Fund had been organized in 2021 and had experienced two-
year performance in the fourth quintile of its performance universe and considered that, as of October 2022, the Fund’s prior sub-
adviser was replaced and the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to Nationwide Janus Henderson Overseas Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that, as of July 2022, the Fund’s prior sub-adviser has been replaced and that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Adviser is considering additional steps to take in the coming year and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of the potential change.
With respect to Nationwide WCM Focused Small Cap Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the first quintile of its performance universe for the one-year period ended June 30, 2023.
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

96 - Supplemental Information - April 30, 2024 (Unaudited) - International Funds
The Trustees considered that Nationwide Government Money Market Fund compared unfavorably with its peers on the basis of both expenses and performance records. With respect to the Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, one basis point below its performance universe median, in the third quintile. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fifth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expenses rankings were expected to improve in a normalized interest rate environment. In this regard, the Trustees noted that for the period ended October 10, 2023, the Fund’s total expense ratio
(including 12b-1/non-12b-1 fees) improved to the fourth quintile of its peer group. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered that Nationwide Small Company Growth Fund compared unfavorably with its peers on the basis of both expenses and performance records. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements that a majority of the Fund’s peers with lower total expenses (including 12b-1/non-12b-1 fees) were directly managed and the Fund’s sub-advised structure (and related sub-
advisory fee) resulted in the higher overall cost of the Fund comparatively. With respect to Nationwide Small Company Growth
Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the market environment in recent years was challenging for the Sub-Adviser’s style of investing and that the Fund’s performance in 2023 had begun to improve. In this regard, the Trustees noted that performance for the three-month period ended June 30, 2023 had ranked in the first quintile of its performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its expenses and investment performance.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

International Funds - April 30, 2024 (Unaudited) - Supplemental Information - 97
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

International Funds - April 30, 2024 (Unaudited) - Management Information - 99
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

100 - Management Information - April 30, 2024 (Unaudited) - International Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

International Funds - April 30, 2024 (Unaudited) - Management Information - 101
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

102 - Market Index Definitions - April 30, 2024 (Unaudited) - International Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 103
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

104 - Market Index Definitions - April 30, 2024 (Unaudited) - International Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

International Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 105
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

106 - Market Index Definitions - April 30, 2024 (Unaudited) - International Funds
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

International Funds - April 30, 2024 (Unaudited) - Glossary - 107
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

108 - Glossary - April 30, 2024 (Unaudited) - International Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

International Funds - April 30, 2024 (Unaudited) - Glossary - 109
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-INT (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Semiannual Report
April 30, 2024 (Unaudited)
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Overview 4
Shareholder Expense Examples 11
Statements of Investments 14
Statements of Assets and Liabilities 102
Statements of Operations 106
Statements of Changes in Net Assets 108
Financial Highlights 118
Notes to Financial Statements 124
Supplemental Information 148
Management Information 153
Market Index Definitions 156
Glossary 161

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 1
Message to Investors
Dear Investor,
Amid an unprecedented economic cycle characterized by a lack of historical parallels and the challenge of separating signal from noise, our unwavering commitment to collaboration, capital stewardship, and disciplined leadership has steered our course. At the heart of our values is the development of strong relationships with our employees, management teams, and investors.
We prioritize long-term value creation by implementing forward-looking strategies that support our vision for the future. Our unwavering dedication to gaining the trust of our clients directs our daily operations and decisions. Although we continuously monitor market risks, we are most proud of our employees, who assiduously focus on the long-term stability of our corporate culture and strategy, ensuring the success of our investors.
During the reporting period, markets were inspired by the prospects of the Federal Reserve
(“Fed”) lowering rates. Arguably, this was the catalyst that arrested the spike in interest rates last fall and spurred the torrid market rally starting at the end of October. As a result, the market was pricing in six rate cuts in 2024, with the first rate cut expected in March. Moreover, the Fed’s monetary policy perspective during the reporting period was based on the premise that interest rates were restrictive and would, therefore, quell inflation, warranting a less restrictive monetary policy stance. However, during the reporting period, domestic demand growth and inflation data proved more resilient, causing rate cut expectations to be pushed out further into the future.
As the reporting period unfolded, strengthening corporate fundamentals and economic growth helped bolster the equity market’s impressive returns. For example, annualized U.S. gross domestic product grew by 4.9% in the third quarter of 2023, 3.4% during the fourth quarter of
2023, and 1.6% in the first quarter of 2024, underscoring the exceptional resilience of the U.S.
economy and consumer. This, in turn, helped to bolster investor confidence in the likelihood of achieving a “soft landing.” Whereas the rally in the fourth quarter of 2023 was in large part driven by a dramatic shift lower in the yield curve, the impressive rally into the first quarter of 2024 was largely underpinned by expectations for a less aggressive Fed and supportive economic data, reinforcing existing economic growth patterns. As such, it was an extraordinary start to 2024, with the S&P 500
®
Index (“S&P 500”) increasing by 10.2% for the first quarter of
2024, representing the best start to the year since 2019. On the other hand, the repricing of
Fed rate cuts and sticky inflation stifled bond investors, as evidenced by the Bloomberg
®
U.S.
Aggregate Bond Index (“AGG”) falling 0.8% for the first quarter of 2024.
Treasury yields moved sharply lower at the beginning of the reporting period, with the 10-year
Treasury yield falling from 4.79% on November 1, 2023, to 3.86% on December 29, 2023,
mainly due to falling inflation and the Fed’s December policy meeting. The markets, hopeful for a less aggressive Fed, quickly turned to the Summary of Economic Projections published at the
December meeting, which indicated a median projection for 75 basis points of easing in 2024.
Additionally, during the post-meeting press conference, Chairman Jerome Powell stated that the Fed is open to reducing rates, even if the U.S. economy does not enter a recession by 2024.
Chair Powell said, “It could just be a sign that the economy is normalizing and doesn’t need the tight policy.” As a result of the more dovish tone from the Fed, a powerful, broad-based market rally occurred, helping the S&P 500 to rally nearly 12% in the fourth quarter of the reporting period.
Aided by a powerful year-end rally in 2023, the S&P 500, NASDAQ Composite Index, and the

2 - April 30, 2024 (Unaudited) - Nationwide Mutual Funds
Russell 2000
®
Index (“Russell 2000”) delivered gains of 22.6%, 29.1%, and 13.3%, respectively, for the reporting period. Noteworthy was the ascent of the Russell 2000 during the fourth quarter of 2023, supported by less restrictive financial conditions and expectations of interest rate cuts in 2024. This helped allay concerns about market breadth being overly influenced by a few mega-cap technology stocks. Further, the market continued to broaden from January to March, with cyclical and defensive sectors performing well. This helped to assuage investors’ fears that the narrow leadership experienced in 2023, dominated by a handful of mega-cap technology stocks, would persist in 2024, undermining the health of the bull market rally.
After five months of steady market gains beginning last November, investor sentiment and positioning turned more defensive toward the end of the reporting period. Market volatility towards the end of the reporting period was triggered by economic data that refocused investor attention on the Fed’s data-dependent policy stance. Several factors, such as upside surprises to inflation, geopolitical headwinds, and a heightened worry over higher-for-longer rates, ushered in bearish sentiment and resulted in a decline in the S&P 500. As such, equity markets fell in
April, with the S&P 500 posting a 4% loss for the month, ending a streak of five consecutive months of positive gains for the S&P 500. Despite the minor pullback for the S&P 500 toward the latter half of the reporting period, the S&P 500 ended the reporting period with a respectable gain of 22.6%, as mentioned.
Lastly, international equities had positive returns during the reporting period, as evidenced by the 9.3% return of the MSCI EAFE
®
Index and the 9.8% return of the MSCI Emerging Markets
®
Index, buoyed by nascent signs of international demand rebounding. For example, Europe’s economic momentum appeared to be improving and broadening since the end of the first quarter, as evidenced by the Eurozone Composite Purchasing Managers Index rising above the
50 level that distinguishes expansion from contraction. Additionally, the rebound in corporate earnings provided a much-needed tailwind for international investors, as the economic recovery seen in Europe was also accompanied by improved corporate earnings growth projections set to rebound from last year’s declines. That said, the combination of improving economic data and corporate earnings growth and an outlook for interest rate cuts by the European Central
Bank, projected to begin in June, provided a much-needed tailwind.
A critical market development occurred in the bond market as investors scrutinized every data release during the reporting period in search of monetary policy clues. There was a remarkable shift in interest-rate expectations, as the bond market initially called for approximately six rate cuts in 2024, even though the Fed signaled that there would only be approximately three rate cuts in 2024. Nonetheless, investors’ expectations were realigned with a more realistic path of rates, given the relatively subdued progress seen in inflation over the last few months of the reporting period.
Although the fixed-income market endured some pressure during the last month of the reporting period, investors remained cautiously optimistic. Considering the slight uptick in forward-looking inflation expectations during the reporting period, credit markets proved resilient despite ongoing macro uncertainty and the shadow cast by tighter lending standards. However, it should be noted that a traditional harbinger of recession, the well-known spread between the 2-year and
10-year Treasury note yields, remained inverted during the reporting period and, as of this writing, has been inverted since July 2022, representing the longest inversion on record and ending the reporting period with a negative spread of -0.35%. Nonetheless, the Bloomberg
®
U.S. Aggregate Bond Index returned -1.4% during the reporting period, and credit spreads, the difference between a bond’s yield and the risk-free rate, remained tight, signaling the market's confidence in continued economic resilience.
Investors faced many challenges during the reporting period as they navigated an unpredictable economic cycle. Moreover, this reporting period’s minor pullback helped remind investors that stock prices do not perpetually ascend without interruption. With the market’s unpredictable swings, we believe the best way to deal with uncertainty is to plan well in advance instead of making hasty decisions during periods of market volatility. As such, a well-crafted investment strategy can help reduce irrational investment decisions and help investors navigate through

Nationwide Mutual Funds - April 30, 2024 (Unaudited) - 3
volatile market environments. Therefore, balancing risk tolerance against the appropriate time horizon is essential when making investment decisions. Further, having a long-term view and a properly diversified portfolio are crucial elements of a successful investment strategy. Despite the many uncertainties likely to arise, Nationwide will continue to seek exceptional results for our clients. We appreciate your trust and will work hard to meet your investment needs.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the six-month reporting period that ended April 30, 2024:
Index
Semi-annual Total Return
(as of April 30, 2024)
Bloomberg® Emerging Markets USD Aggregate Bond
Index
6.22%
Bloomberg® Municipal Bond Index
2.08%
Bloomberg® U.S. 1-3 Year Government/Credit Bond
Index
2.79%
Bloomberg® U.S. 10-20 Year Treasury Bond Index
-9.83%
Bloomberg® U.S. Aggregate Bond Index
-1.47%
Bloomberg® U.S. Corporate High Yield Index
9.02%
MSCI® EAFE Index
9.28%
MSCI® Emerging Markets Index
9.88%
MSCI® ACWI ex USA Index
9.33%
Russell 1000® Index
22.82%
Russell 1000® Growth Index
31.80%
Russell 1000® Value Index
13.42%
Russell 2000® Index
13.32%
S&P 500® Index
22.66%
Nasdaq Composite Index
29.08%
Source: Morningstar

4 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Asset Allocation
1
U.S. Treasury Obligations 42.6%
Mortgage-Backed Securities 25.6%
Corporate Bonds 25.0%
Repurchase Agreements 4.2%
Foreign Government Securities 1.6%
Commercial Mortgage-Backed Securities 1.5%
Supranational 1.0%
U.S. Government Agency Securities 0.9%
Municipal Bonds 0.7%
Asset-Backed Securities 0.4%
Liabilities in excess of other assets (3.5)%
100.0%
Top Industries
2
Banks 4.8%
Electric Utilities 1.6%
Oil, Gas & Consumable Fuels 1.5%
Capital Markets 1.5%
Health Care Providers & Services 1.0%
Pharmaceuticals 1.0%
Consumer Finance 0.9%
Diversified Telecommunication Services 0.7%
Insurance 0.7%
Media 0.6%
Other Industries
#
85.7%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.88%, 1/15/2026 0.7%
U.S. Treasury Notes, 3.88%, 4/30/2025 0.6%
U.S. Treasury Notes, 2.25%, 11/15/2025 0.5%
FNMA UMBS, 2.00%, 4/1/2036 0.5%
U.S. Treasury Notes, 4.00%, 2/15/2034 0.5%
U.S. Treasury Notes, 4.75%, 7/31/2025 0.5%
GNMA, 2.00%, 5/15/2054 0.5%
U.S. Treasury Notes, 3.50%, 1/31/2028 0.4%
U.S. Treasury Notes, 3.50%, 4/30/2028 0.4%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.4%
Other Holdings
#
95.0%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreements 1.5%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Banks 10.3%
Pharmaceuticals 9.2%
Insurance 5.2%
Oil, Gas & Consumable Fuels 4.3%
Semiconductors & Semiconductor Equipment 4.2%
Automobiles 3.8%
Metals & Mining 3.2%
Machinery 3.0%
Chemicals 3.0%
Textiles, Apparel & Luxury Goods 2.9%
Other Industries
#
50.9%
100.0%
Top Holdings
2
Novo Nordisk A/S Class B 2.5%
ASML Holding NV 2.1%
Nestle SA (Registered) 1.6%
Toyota Motor Corp. 1.5%
AstraZeneca plc 1.4%
Shell plc 1.4%
LVMH Moet Hennessy Louis Vuitton SE 1.3%
Novartis AG (Registered) 1.2%
SAP SE 1.1%
Roche Holding AG 1.0%
Other Holdings
#
84.9%
100.0%
Top Countries
2
Japan 22.7%
United Kingdom 10.5%
France 10.1%
United States 9.1%
Germany 8.4%
Australia 7.2%
Switzerland 6.0%
Netherlands 4.5%
Denmark 3.7%
Sweden 3.0%
Other Countries
#
14.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

6 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Asset Allocation
1
Common Stocks 99.4%
Repurchase Agreements 1.5%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.9)%
100.0%
Top Industries
2
Banks 5.2%
Machinery 4.7%
Oil, Gas & Consumable Fuels 4.5%
Insurance 4.5%
Specialty Retail 3.8%
Hotels, Restaurants & Leisure 3.6%
Building Products 3.6%
Capital Markets 3.0%
Professional Services 2.8%
Semiconductors & Semiconductor Equipment 2.6%
Other Industries
#
61.7%
100.0%
Top Holdings
2
Vistra Corp. 1.0%
Carlisle Cos., Inc. 0.7%
Williams-Sonoma, Inc. 0.7%
GoDaddy, Inc., Class A 0.7%
EMCOR Group, Inc. 0.6%
Reliance, Inc. 0.6%
Owens Corning 0.6%
Pure Storage, Inc., Class A 0.6%
Lennox International, Inc. 0.6%
Watsco, Inc. 0.5%
Other Holdings
#
93.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2024 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreements 1.1%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.6)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 35.7%
Software 17.6%
Aerospace & Defense 6.8%
Life Sciences Tools & Services 5.9%
Communications Equipment 4.1%
Financial Services 4.0%
Interactive Media & Services 3.6%
Biotechnology 3.2%
IT Services 3.0%
Technology Hardware, Storage & Peripherals 2.6%
Other Industries
#
13.5%
100.0%
Top Holdings
2
Broadcom, Inc. 7.2%
Lam Research Corp. 4.9%
ASML Holding NV (Registered), ADR 4.8%
NVIDIA Corp. 4.8%
KLA Corp. 3.8%
Intuit, Inc. 3.5%
Thermo Fisher Scientific, Inc. 3.1%
Synopsys, Inc. 2.9%
Lockheed Martin Corp. 2.6%
Adobe, Inc. 2.6%
Other Holdings
#
59.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

8 - Fund Overview - April 30, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Software 10.3%
Semiconductors & Semiconductor Equipment 10.1%
Interactive Media & Services 6.4%
Technology Hardware, Storage & Peripherals 6.2%
Financial Services 4.2%
Broadline Retail 3.9%
Pharmaceuticals 3.9%
Oil, Gas & Consumable Fuels 3.8%
Banks 3.4%
Capital Markets 2.8%
Other Industries
#
45.0%
100.0%
Top Holdings
2
Microsoft Corp. 6.8%
Apple, Inc. 5.8%
NVIDIA Corp. 5.0%
Amazon.com, Inc. 3.8%
Alphabet, Inc., Class A 2.3%
Meta Platforms, Inc., Class A 2.2%
Alphabet, Inc., Class C 1.9%
Berkshire Hathaway, Inc., Class B 1.7%
Eli Lilly & Co. 1.5%
Broadcom, Inc. 1.4%
Other Holdings
#
67.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 5.0%
Closed End Fund
†
0.0%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (4.1)%
100.0%
Top Industries
2
Banks 8.1%
Biotechnology 7.2%
Software 5.7%
Oil, Gas & Consumable Fuels 4.7%
Machinery 3.5%
Semiconductors & Semiconductor Equipment 2.9%
Electronic Equipment, Instruments & Components 2.6%
Specialty Retail 2.6%
Health Care Equipment & Supplies 2.6%
Energy Equipment & Services 2.5%
Other Industries
#
57.6%
100.0%
Top Holdings
2
Super Micro Computer, Inc. 1.7%
MicroStrategy, Inc., Class A 0.6%
Comfort Systems USA, Inc. 0.4%
Onto Innovation, Inc. 0.3%
Weatherford International plc 0.3%
elf Beauty, Inc. 0.3%
Carvana Co., Class A 0.3%
Viking Therapeutics, Inc. 0.3%
API Group Corp. 0.3%
Light & Wonder, Inc. 0.3%
Other Holdings
#
95.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of April 30, 2024.
2
Percentages indicated are based upon total investments as of April 30, 2024.

Index Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 11
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2023) and continued to hold your shares at the end of the reporting period (April 30, 2024).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2023 through April 30, 2024. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2023 through April 30, 2024. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 1,045.40 3.25 0.64
Hypothetical
(a)(b)
1,000.00 1,021.68 3.22 0.64
Class R6 Shares
Actual
(a)
1,000.00 1,047.60 1.12 0.22
Hypothetical
(a)(b)
1,000.00 1,023.77 1.11 0.22
Institutional Service Class Shares
Actual
(a)
1,000.00 1,046.40 2.39 0.47
Hypothetical
(a)(b)
1,000.00 1,022.53 2.36 0.47

12 - Shareholder Expense Example - April 30, 2024 (Unaudited) - Index Funds
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 1,167.30 3.72 0.69
Hypothetical
(a)(b)
1,000.00 1,021.43 3.47 0.69
Class R Shares
Actual
(a)
1,000.00 1,163.80 5.60 1.04
Hypothetical
(a)(b)
1,000.00 1,019.69 5.22 1.04
Class R6 Shares
Actual
(a)
1,000.00 1,169.70 1.56 0.29
Hypothetical
(a)(b)
1,000.00 1,023.42 1.46 0.29
Institutional Service Class Shares
Actual
(a)
1,000.00 1,167.90 2.91 0.54
Hypothetical
(a)(b)
1,000.00 1,022.18 2.72 0.54
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 1,214.60 3.74 0.68
Hypothetical
(a)(b)
1,000.00 1,021.48 3.42 0.68
Class R Shares
Actual
(a)
1,000.00 1,213.10 5.56 1.01
Hypothetical
(a)(b)
1,000.00 1,019.84 5.07 1.01
Class R6 Shares
Actual
(a)
1,000.00 1,217.30 1.43 0.26
Hypothetical
(a)(b)
1,000.00 1,023.57 1.31 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 1,216.00 2.70 0.49
Hypothetical
(a)(b)
1,000.00 1,022.43 2.46 0.49
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,247.70 3.58 0.64
Hypothetical
(a)(b)
1,000.00 1,021.68 3.22 0.64
Class R6 Shares
Actual
(a)
1,000.00 1,249.80 1.68 0.30
Hypothetical
(a)(b)
1,000.00 1,023.37 1.51 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,249.10 2.35 0.42
Hypothetical
(a)(b)
1,000.00 1,022.77 2.11 0.42

Index Funds - April 30, 2024 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 11/1/23
Ending Account
Value($) 4/30/24
Expenses Paid
During Period ($)
11/1/23 - 4/30/24
Expense Ratio
During Period (%)
11/1/23 - 4/30/24
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,206.30 3.24 0.59
Hypothetical
(a)(b)
1,000.00 1,021.93 2.97 0.59
Class R Shares
Actual
(a)
1,000.00 1,204.60 5.10 0.93
Hypothetical
(a)(b)
1,000.00 1,020.24 4.67 0.93
Class R6 Shares
Actual
(a)
1,000.00 1,208.50 0.99 0.18
Hypothetical
(a)(b)
1,000.00 1,023.97 0.91 0.18
Institutional Service Class Shares
Actual
(a)
1,000.00 1,206.80 2.36 0.43
Hypothetical
(a)(b)
1,000.00 1,022.73 2.16 0.43
Service Class Shares
Actual
(a)
1,000.00 1,206.40 3.18 0.58
Hypothetical
(a)(b)
1,000.00 1,021.98 2.92 0.58
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 1,194.00 3.71 0.68
Hypothetical
(a)(b)
1,000.00 1,021.48 3.42 0.68
Class R Shares
Actual
(a)
1,000.00 1,190.30 5.50 1.01
Hypothetical
(a)(b)
1,000.00 1,019.84 5.07 1.01
Class R6 Shares
Actual
(a)
1,000.00 1,195.50 1.42 0.26
Hypothetical
(a)(b)
1,000.00 1,023.57 1.31 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 1,193.30 2.73 0.50
Hypothetical
(a)(b)
1,000.00 1,022.38 2.51 0.50
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2023 through April 30, 2024 multiplied by 182/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 132,080 128,932
Automobiles 0 .2%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 89,020
World Omni Auto Receivables
Trust
Series 2024-A, Class A3,
4.86%, 3/15/2029 170,000 167,847
Series 2024-A, Class B,
5.09%, 12/17/2029 200,000 196,508
453,375
Credit Card 0 .2%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 499,291
Total Asset-Backed Securities
(cost $1,103,264)
1,081,598
Commercial Mortgage-Backed Securities 1 .5%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 422,806
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 250,000 235,359
Series K739, Class A2,
1.34%, 9/25/2027 620,000 551,577
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 453,223
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 179,092
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,051,811 902,854
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 686,692
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 427,798
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 134,729
Total Commercial Mortgage-Backed
Securities
(cost $4,506,104) 3,994,130
Corporate Bonds 25 .0%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
3.10%, 5/1/2026 50,000 47,100
3.20%, 3/1/2029(b) 100,000 87,414
5.15%, 5/1/2030 50,000 47,289
6.13%, 2/15/2033(b) 50,000 48,910
5.71%, 5/1/2040 170,000 154,343
5.81%, 5/1/2050 25,000 22,123
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 43,026
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 108,018
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 50,912
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 40,327
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 78,825
4.15%, 6/15/2053 10,000 7,918
5.70%, 11/15/2054 25,000 25,269
4.30%, 6/15/2062 10,000 7,909
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 88,076
RTX Corp. ,
3.95%, 8/16/2025 80,000 78,430
4.13%, 11/16/2028(b) 200,000 190,054
6.10%, 3/15/2034 50,000 51,686
4.50%, 6/1/2042 100,000 84,963
3.75%, 11/1/2046 50,000 36,703
3.03%, 3/15/2052 50,000 31,104
1,330,399
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 94,298
4.55%, 4/1/2046 100,000 81,363
United Parcel Service, Inc. ,
6.20%, 1/15/2038 40,000 42,558
5.30%, 4/1/2050 50,000 47,749
265,968
Automobile Components 0 .1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 43,561
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 22,880
Lear Corp. ,
3.80%, 9/15/2027 123,000 116,458
182,899
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 50,000 40,272
4.75%, 1/15/2043 25,000 19,684
5.29%, 12/8/2046 25,000 21,021
General Motors Co. ,
6.25%, 10/2/2043 100,000 97,483
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,206

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 59,185
254,851
Banks 4 .9%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 191,606
6.61%, 11/7/2028(b) 200,000 207,473
Bank of America Corp. ,
4.25%, 10/22/2026 145,000 140,396
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 100,000 92,106
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 191,000 177,036
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 47,071
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 100,000 92,949
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 100,000 84,098
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 200,000 164,787
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 95,000 78,428
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 40,000 36,872
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 45,000 42,960
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 100,000 96,323
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 50,000 48,623
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 95,000 81,840
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 170,000 114,991
5.88%, 2/7/2042(b) 25,000 25,564
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 50,000 41,255
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 70,000 54,185
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 30,000 18,859
Bank of America NA ,
5.65%, 8/18/2025 250,000 250,391
Bank of Montreal ,
5.20%, 2/1/2028 50,000 49,671
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(c) 25,000 19,871
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026(b) 250,000 235,054
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 208,893
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b)(c) 250,000 241,206
(SOFR + 2.22%), 6.49%,
9/13/2029(c) 200,000 204,367
Canadian Imperial Bank of
Commerce ,
3.60%, 4/7/2032 30,000 26,237
Citibank NA ,
5.86%, 9/29/2025 250,000 251,219
Citigroup, Inc. ,
3.70%, 1/12/2026 250,000 242,254
3.40%, 5/1/2026 200,000 191,931
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 10,000 9,333
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(c) 100,000 93,299
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 100,000 92,653
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 65,132
6.63%, 6/15/2032 142,000 148,376
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 35,000 34,736
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 20,000 19,249
8.13%, 7/15/2039 40,000 48,822
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(c) 90,000 72,839
4.65%, 7/23/2048 100,000 85,394
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 83,999
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 13,535
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 238,673
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 65,848
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 20,000 17,697
HSBC Holdings plc ,
(CME Term SOFR 3
Month + 1.61%), 4.29%,
9/12/2026(c) 200,000 195,603
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 200,000 209,667
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 200,000 202,261
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(c) 200,000 190,707
4.95%, 3/31/2030 200,000 193,106
6.50%, 9/15/2037 100,000 100,962

16 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 25,106
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 15,000 14,380
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 200,000 190,738
JPMorgan Chase & Co. ,
3.30%, 4/1/2026 150,000 144,189
(SOFR + 0.80%), 1.05%,
11/19/2026(c) 150,000 139,590
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 60,000 58,003
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 150,000 146,928
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 150,000 153,061
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 23,924
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 80,000 73,391
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(c) 20,000 17,343
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 105,498
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b)(c) 100,000 82,286
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 29,081
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 47,537
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 50,000 49,811
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 100,000 97,246
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 50,000 50,033
6.40%, 5/15/2038 120,000 129,598
(SOFR + 1.46%), 3.16%,
4/22/2042(c) 50,000 36,119
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 145,000 111,489
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 60,000 39,274
KeyBank NA ,
5.85%, 11/15/2027 250,000 245,474
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 194,947
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 92,557
3.63%, 4/1/2026 200,000 194,518
3.75%, 2/15/2028 100,000 96,215
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Kreditanstalt fuer
Wiederaufbau,
2.88%, 4/3/2028 200,000 186,048
1.75%, 9/14/2029 100,000 85,664
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 110,000 111,242
Lloyds Banking Group plc ,
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 200,000 185,362
Manufacturers & Traders Trust
Co. ,
4.65%, 1/27/2026 250,000 243,422
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 182,860
3.75%, 7/18/2039(b) 200,000 162,904
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(b)(c) 200,000 200,642
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 241,880
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 183,325
Oesterreichische Kontrollbank
AG ,
4.13%, 1/20/2026 70,000 68,723
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 70,000 69,686
2.55%, 1/22/2030 100,000 85,402
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 40,000 37,665
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 35,000 37,149
Royal Bank of Canada ,
2.05%, 1/21/2027 100,000 91,788
5.00%, 2/1/2033 70,000 67,483
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 95,738
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 200,000 202,166
Sumitomo Mitsui Financial
Group, Inc. ,
5.46%, 1/13/2026 200,000 199,456
3.20%, 9/17/2029 250,000 222,127
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027(b) 150,000 144,198
4.46%, 6/8/2032 60,000 55,666

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 10,000 9,810
(SOFR + 0.61%), 1.27%,
3/2/2027(c) 50,000 46,087
1.95%, 6/5/2030 50,000 40,413
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 10,000 9,004
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 40,000 39,946
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 37,271
(SOFR + 1.92%), 5.71%,
1/24/2035(c) 40,000 38,820
US Bancorp ,
Series X, 3.15%, 4/27/2027 250,000 235,272
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 25,000 22,992
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 60,000 59,307
(SOFR + 1.86%), 5.68%,
1/23/2035(b)(c) 25,000 24,423
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 40,000 39,361
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 100,000 86,804
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(c) 250,000 211,539
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 50,000 42,208
(SOFR + 2.10%), 4.90%,
7/25/2033(b)(c) 90,000 84,497
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 130,000 126,716
5.61%, 1/15/2044 240,000 226,714
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 60,000 53,291
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 130,790
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(b)(c) 30,000 24,236
3.13%, 11/18/2041 65,000 44,282
13,323,122
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 170,000 152,981
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 150,000 147,500
5.45%, 1/23/2039 80,000 78,647
5.55%, 1/23/2049 100,000 98,459
5.80%, 1/23/2059 20,000 20,312
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 19,150
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 100,000 94,182
2.60%, 6/1/2050 100,000 60,961
Constellation Brands, Inc. ,
4.40%, 11/15/2025 40,000 39,242
5.25%, 11/15/2048 50,000 45,196
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 173,088
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 16,295
4.50%, 4/15/2052 30,000 24,424
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 39,202
PepsiCo, Inc. ,
4.45%, 5/15/2028 100,000 98,199
3.45%, 10/6/2046 75,000 54,979
2.75%, 10/21/2051 50,000 30,979
1,193,796
Biotechnology 0 .5%
AbbVie, Inc. ,
3.20%, 5/14/2026 140,000 134,263
3.20%, 11/21/2029 60,000 54,123
5.05%, 3/15/2034 40,000 39,007
4.30%, 5/14/2036 100,000 90,014
4.70%, 5/14/2045 50,000 44,256
4.25%, 11/21/2049 175,000 142,996
5.50%, 3/15/2064 20,000 19,283
Amgen, Inc. ,
5.15%, 3/2/2028 70,000 69,378
5.25%, 3/2/2033 80,000 78,254
5.60%, 3/2/2043 60,000 57,858
4.66%, 6/15/2051 170,000 141,662
5.75%, 3/2/2063 60,000 57,311
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 92,816
3.15%, 5/1/2050 30,000 18,847
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 80,000 77,547
4.75%, 3/1/2046 150,000 130,004
1,247,619
Broadline Retail 0 .2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031(b) 200,000 161,667
Amazon.com, Inc. ,
1.65%, 5/12/2028 200,000 175,555
3.60%, 4/13/2032 25,000 22,543
4.70%, 12/1/2032 25,000 24,280
2.50%, 6/3/2050 50,000 29,612
3.95%, 4/13/2052 25,000 19,680
4.25%, 8/22/2057 150,000 121,964
eBay, Inc. ,
4.00%, 7/15/2042 50,000 39,003
594,304
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,188
2.72%, 2/15/2030 100,000 86,286
5.90%, 3/15/2034 50,000 51,084

18 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 44,602
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 95,444
Masco Corp. ,
3.13%, 2/15/2051 30,000 18,936
Owens Corning ,
4.30%, 7/15/2047 10,000 7,818
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 19,900
345,258
Capital Markets 1 .6%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 57,771
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 100,000 92,011
Series J, 1.90%, 1/25/2029 100,000 86,376
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 20,327
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 40,000 42,225
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 45,392
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 79,085
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 58,266
3.50%, 3/30/2051 20,000 13,541
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 91,993
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(c) 50,000 50,079
1.95%, 12/1/2031 50,000 39,181
(SOFR + 2.01%), 6.14%,
8/24/2034(c) 35,000 35,489
CME Group, Inc. ,
5.30%, 9/15/2043(b) 50,000 48,843
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 182,633
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 154,165
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 200,000 182,615
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 25,000 23,060
(SOFR + 1.77%), 6.48%,
10/24/2029(c) 100,000 103,184
(SOFR + 1.95%), 6.56%,
10/24/2034(c) 30,000 31,576
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 30,000 30,016
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 250,000 215,545
6.25%, 2/1/2041 130,000 135,763
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,089
4.60%, 3/15/2033 20,000 18,711
4.95%, 6/15/2052 20,000 17,911
3.00%, 9/15/2060 50,000 29,264
5.20%, 6/15/2062 20,000 18,071
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032 30,000 23,842
5.75%, 4/1/2033 50,000 47,818
6.75%, 3/15/2034(d) 30,000 30,607
6.50%, 12/1/2052 15,000 14,200
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030(b) 50,000 45,433
Moody's Corp. ,
3.75%, 2/25/2052 40,000 29,213
Morgan Stanley ,
4.35%, 9/8/2026 250,000 243,190
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 130,000 119,905
(SOFR + 2.24%), 6.30%,
10/18/2028(c) 80,000 81,694
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 110,000 108,202
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 50,000 47,562
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 80,000 80,017
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 40,000 34,265
7.25%, 4/1/2032 100,000 111,568
(SOFR + 1.29%), 2.94%,
1/21/2033(b)(c) 50,000 41,272
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(c) 80,000 82,972
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 100,000 95,955
(SOFR + 1.88%), 5.42%,
7/21/2034(c) 100,000 97,034
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 30,000 29,988
4.38%, 1/22/2047 150,000 124,445
Nasdaq, Inc. ,
5.55%, 2/15/2034 90,000 88,025
6.10%, 6/28/2063 10,000 10,013
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 182,765
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 47,096
1.95%, 5/1/2030 50,000 41,478
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 100,000 96,269

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
S&P Global, Inc. ,
2.70%, 3/1/2029 10,000 8,916
2.90%, 3/1/2032 50,000 42,292
3.90%, 3/1/2062 25,000 18,160
State Street Corp. ,
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 50,000 50,045
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 40,000 37,736
UBS AG ,
5.65%, 9/11/2028 200,000 200,918
4,235,077
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 27,804
Celanese US Holdings LLC ,
6.38%, 7/15/2032 50,000 50,535
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 56,637
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 77,111
6.90%, 5/15/2053 25,000 27,422
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 30,000 28,436
5.42%, 11/15/2048 25,000 23,324
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 40,630
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 80,579
FMC Corp. ,
6.38%, 5/18/2053 15,000 14,297
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 16,496
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,161
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 46,983
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 48,338
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 49,919
5.00%, 4/1/2049 20,000 17,198
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 87,972
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 41,204
Westlake Corp. ,
4.38%, 11/15/2047 40,000 31,288
780,334
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 42,806
3.05%, 3/1/2050 50,000 32,759
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 54,615
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 40,398
170,578
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026(b) 150,000 141,275
5.90%, 2/15/2039 40,000 41,595
5.30%, 2/26/2054 25,000 24,056
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 45,637
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 28,787
281,350
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 42,761
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 39,783
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 96,336
136,119
Consumer Finance 1 .0%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 140,624
3.00%, 10/29/2028 200,000 178,376
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 32,480
American Express Co. ,
(SOFR + 1.00%), 4.99%,
5/1/2026(c) 100,000 99,197
3.13%, 5/20/2026 100,000 95,367
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 100,000 95,907
American Honda Finance
Corp. ,
2.25%, 1/12/2029(b) 50,000 43,768
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 47,492
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 45,000 43,920
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 50,000 50,442
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 20,000 21,522
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 25,000 24,200
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 45,000 45,293
Caterpillar Financial Services
Corp. ,
5.15%, 8/11/2025 70,000 69,813
4.35%, 5/15/2026 50,000 49,140
Discover Financial Services ,
4.50%, 1/30/2026 100,000 97,474
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 200,000 192,003
7.35%, 11/4/2027 200,000 206,870
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 120,000 120,280
1.25%, 1/8/2026 200,000 185,831
2.35%, 2/26/2027 50,000 45,700

20 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc.,
5.85%, 4/6/2030 75,000 74,754
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 92,620
5.15%, 9/8/2026 80,000 79,857
Synchrony Financial ,
4.50%, 7/23/2025 80,000 78,174
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 44,244
3.65%, 8/18/2025 70,000 68,432
5.00%, 8/14/2026 100,000 99,365
3.65%, 1/8/2029 100,000 93,418
4.45%, 6/29/2029 50,000 48,293
2,564,856
Consumer Staples Distribution & Retail 0 .3%
Dollar General Corp. ,
4.13%, 4/3/2050(b) 50,000 36,858
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 20,245
3.38%, 12/1/2051 25,000 15,694
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 100,287
4.65%, 1/15/2048 25,000 20,833
Sysco Corp. ,
6.60%, 4/1/2050 50,000 54,277
Target Corp. ,
2.50%, 4/15/2026 250,000 238,672
3.90%, 11/15/2047 50,000 38,696
4.80%, 1/15/2053(b) 30,000 26,786
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 80,587
2.65%, 9/22/2051 100,000 61,483
4.50%, 9/9/2052 20,000 17,401
711,819
Containers & Packaging 0 .0%
†
International Paper Co. ,
4.40%, 8/15/2047 25,000 19,990
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 41,287
2.85%, 2/1/2032 50,000 41,130
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 36,431
138,838
Diversified Consumer Services 0 .1%
California Institute of
Technology ,
3.65%, 9/1/2119 55,000 35,389
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 57,484
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,784
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 35,887
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 22,101
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,653
175,298
Diversified REITs 0 .2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 95,492
GLP Capital LP ,
5.38%, 4/15/2026 200,000 197,448
Simon Property Group LP ,
2.65%, 2/1/2032(b) 100,000 81,585
4.75%, 3/15/2042 60,000 51,900
Store Capital LLC ,
2.70%, 12/1/2031 50,000 38,660
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,605
5.13%, 5/15/2032 10,000 9,291
5.63%, 5/15/2052 20,000 17,463
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 46,110
547,554
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.70%, 3/25/2026 100,000 93,125
1.65%, 2/1/2028 100,000 87,384
4.30%, 2/15/2030 50,000 46,995
2.25%, 2/1/2032 100,000 78,980
2.55%, 12/1/2033 207,000 159,778
3.50%, 6/1/2041 100,000 74,150
3.50%, 9/15/2053 80,000 52,741
3.55%, 9/15/2055 25,000 16,305
3.65%, 9/15/2059 318,000 206,300
Bell Canada (The) ,
4.30%, 7/29/2049 50,000 39,680
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 41,838
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 57,653
Orange SA ,
5.50%, 2/6/2044 50,000 47,690
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 104,718
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 107,095
Verizon Communications, Inc. ,
1.45%, 3/20/2026 120,000 111,468
4.33%, 9/21/2028 100,000 95,821
1.75%, 1/20/2031 100,000 78,959
2.55%, 3/21/2031 209,000 173,444
4.50%, 8/10/2033 80,000 73,866
3.85%, 11/1/2042 175,000 136,001
2.99%, 10/30/2056 210,000 123,778
2,007,769

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 1 .6%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,296
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 39,100
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 69,736
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 79,160
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 77,224
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 83,126
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,445
3.70%, 3/15/2045 80,000 60,316
Series B, 3.65%, 3/1/2052 10,000 7,110
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 24,903
3.30%, 6/15/2041 80,000 56,789
4.20%, 6/15/2049 150,000 113,318
5.00%, 8/15/2052 50,000 42,701
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 72,813
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 49,061
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 142,872
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 96,633
5.30%, 9/15/2033 50,000 48,717
4.20%, 4/1/2049 50,000 38,827
Entergy Louisiana LLC ,
4.00%, 3/15/2033(b) 50,000 44,507
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 21,569
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 38,243
Eversource Energy ,
3.45%, 1/15/2050 100,000 66,070
Exelon Corp. ,
4.05%, 4/15/2030 200,000 184,586
5.63%, 6/15/2035 100,000 97,830
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 43,123
4.13%, 6/1/2048 90,000 71,266
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 94,182
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 97,223
4.95%, 5/17/2033 100,000 95,200
4.30%, 3/15/2042 50,000 41,316
Kentucky Utilities Co. ,
5.13%, 11/1/2040(b) 50,000 46,078
NextEra Energy Capital
Holdings, Inc. ,
4.45%, 6/20/2025 25,000 24,645
4.95%, 1/29/2026 65,000 64,415
1.88%, 1/15/2027 45,000 40,900
4.63%, 7/15/2027 25,000 24,349
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
2.75%, 11/1/2029 100,000 87,183
2.44%, 1/15/2032 25,000 20,074
5.05%, 2/28/2033 40,000 38,348
5.55%, 3/15/2054 50,000 46,708
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 39,459
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 95,286
4.15%, 4/1/2048 50,000 37,973
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 29,610
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 19,261
5.30%, 6/1/2042 50,000 47,760
4.60%, 6/1/2052 25,000 21,027
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 202,696
5.80%, 5/15/2034 20,000 19,528
4.50%, 7/1/2040 100,000 81,146
4.95%, 7/1/2050 50,000 40,666
PacifiCorp ,
5.45%, 2/15/2034 20,000 19,205
6.00%, 1/15/2039 25,000 24,874
5.50%, 5/15/2054 25,000 22,332
5.80%, 1/15/2055 25,000 23,068
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 79,846
5.45%, 8/1/2053 25,000 24,057
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 49,718
Series 08-A, 5.95%,
2/1/2038 30,000 29,757
4.00%, 4/1/2047 100,000 74,844
Series B, 4.88%, 3/1/2049 50,000 42,422
5.88%, 12/1/2053 40,000 38,949
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 200,253
4.40%, 7/1/2046(b) 80,000 65,132
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 27,908
Union Electric Co. ,
2.63%, 3/15/2051 100,000 58,014
Virginia Electric and Power
Co. ,
Series A, 3.50%, 3/15/2027 40,000 37,978
2.30%, 11/15/2031 50,000 40,267
5.30%, 8/15/2033 100,000 97,210
Series A, 6.00%, 5/15/2037 35,000 35,197
4.45%, 2/15/2044 10,000 8,301
Series C, 4.63%, 5/15/2052 50,000 41,126
5.35%, 1/15/2054(b) 20,000 18,550
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 89,800

22 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 127,217
4,316,399
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 91,644
Regal Rexnord Corp. ,
6.30%, 2/15/2030(d) 50,000 50,214
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,775
144,633
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 87,416
CDW LLC ,
3.57%, 12/1/2031 30,000 25,535
Corning, Inc. ,
5.35%, 11/15/2048 70,000 64,239
Flex Ltd. ,
3.75%, 2/1/2026 200,000 192,794
369,984
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 35,000 32,134
4.08%, 12/15/2047 50,000 38,997
Halliburton Co. ,
5.00%, 11/15/2045(b) 90,000 80,555
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,016
162,702
Entertainment 0 .3%
Netflix, Inc. ,
4.88%, 4/15/2028 100,000 98,175
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 8,948
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 100,000 96,904
3.00%, 7/30/2046 60,000 39,585
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 85,161
2.65%, 1/13/2031 50,000 42,783
3.50%, 5/13/2040 60,000 46,729
2.75%, 9/1/2049 100,000 61,990
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 50,000 47,115
4.05%, 3/15/2029 50,000 45,609
4.28%, 3/15/2032 25,000 21,535
5.05%, 3/15/2042 30,000 24,015
5.14%, 3/15/2052(b) 145,000 111,058
729,607
Financial Services 0 .4%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 45,898
3.90%, 4/5/2032(b) 25,000 21,810
4.35%, 4/5/2042(b) 20,000 16,035
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 97,045
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 20,883
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 45,544
2.65%, 6/1/2030 80,000 68,085
4.40%, 7/1/2049(b) 25,000 19,974
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 36,870
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 40,263
3.95%, 2/26/2048 50,000 39,958
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 46,707
5.80%, 1/15/2033 50,000 50,687
PayPal Holdings, Inc. ,
4.40%, 6/1/2032(b) 100,000 94,127
5.25%, 6/1/2062 25,000 22,508
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 162,106
4.38%, 5/11/2045 50,000 41,923
Visa, Inc. ,
4.30%, 12/14/2045 100,000 84,754
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 95,747
1,050,924
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 93,933
2.90%, 3/1/2032 25,000 20,875
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 47,632
4.80%, 3/15/2048 10,000 8,484
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 72,596
5.40%, 11/1/2048 15,000 13,450
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 87,056
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 33,683
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 35,156
6.50%, 11/15/2053(b) 25,000 26,277
Kellanova ,
3.25%, 4/1/2026 40,000 38,357
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 103,040
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 107,421
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 29,510
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 29,831
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 42,774
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 86,305

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Unilever Capital Corp.,
5.90%, 11/15/2032 50,000 52,200
928,580
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044(b) 50,000 40,680
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 83,106
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 45,468
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 42,041
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 15,292
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,020
233,607
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 93,254
4.90%, 4/1/2044 70,000 63,337
2.88%, 6/15/2052 25,000 15,390
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 125,202
6.20%, 6/1/2036 30,000 31,757
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 50,000 44,283
3.10%, 12/2/2051 35,000 22,469
4.20%, 11/15/2069 25,000 18,484
6.13%, 9/15/2115 10,000 9,890
CSX Corp. ,
5.50%, 4/15/2041 50,000 48,778
3.95%, 5/1/2050 100,000 76,257
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 43,214
2.30%, 5/15/2031 100,000 82,415
4.45%, 6/15/2045 50,000 41,488
5.35%, 8/1/2054 30,000 27,986
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 84,216
Union Pacific Corp. ,
3.60%, 9/15/2037(b) 100,000 82,034
3.25%, 2/5/2050 80,000 54,713
3.84%, 3/20/2060 90,000 64,310
5.15%, 1/20/2063 25,000 22,666
1,052,143
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 44,175
4.90%, 11/30/2046 100,000 91,741
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 93,620
1.92%, 2/1/2027(b) 70,000 63,454
2.27%, 12/1/2028 50,000 43,267
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 37,789
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 29,456
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 39,354
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032(b) 100,000 102,075
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 17,458
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 44,423
Solventum Corp. ,
5.45%, 2/25/2027(d) 15,000 14,874
5.60%, 3/23/2034(d) 25,000 24,111
5.90%, 4/30/2054(d) 20,000 18,673
Stryker Corp. ,
2.90%, 6/15/2050 50,000 31,987
696,457
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,315
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 35,895
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 29,919
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 12,739
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 39,652
Cencora, Inc. ,
4.25%, 3/1/2045 50,000 41,414
Centene Corp. ,
3.00%, 10/15/2030 80,000 67,061
2.50%, 3/1/2031 40,000 32,147
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 5,871
Cigna Group (The) ,
4.38%, 10/15/2028 50,000 47,818
4.80%, 8/15/2038 50,000 44,760
3.40%, 3/15/2050 125,000 83,295
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 52,416
4.19%, 10/1/2049 25,000 19,519
CVS Health Corp. ,
5.00%, 2/20/2026 100,000 99,002
4.30%, 3/25/2028(b) 59,000 56,614
3.75%, 4/1/2030 100,000 90,711
2.13%, 9/15/2031 90,000 71,360
4.78%, 3/25/2038 75,000 66,036
5.05%, 3/25/2048(b) 150,000 127,949
5.88%, 6/1/2053 35,000 33,344
Elevance Health, Inc. ,
4.75%, 2/15/2033(b) 60,000 56,667
4.65%, 8/15/2044 150,000 127,939
HCA, Inc. ,
4.50%, 2/15/2027 250,000 242,264
3.63%, 3/15/2032 100,000 86,014
5.50%, 6/15/2047 20,000 17,980

24 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
4.63%, 3/15/2052 70,000 54,827
6.00%, 4/1/2054 20,000 19,061
Humana, Inc. ,
3.95%, 8/15/2049 50,000 36,709
5.75%, 4/15/2054 15,000 14,095
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 40,508
Series 2021, 3.00%,
6/1/2051 15,000 9,702
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 43,892
McKesson Corp. ,
1.30%, 8/15/2026 100,000 91,124
3.95%, 2/16/2028 100,000 95,126
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 18,955
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 15,636
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 26,976
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 78,952
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,460
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 47,575
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,155
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 28,791
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028(b) 200,000 188,982
5.35%, 2/15/2033(b) 50,000 49,848
4.50%, 4/15/2033 75,000 70,300
2.75%, 5/15/2040 60,000 42,026
3.05%, 5/15/2041 50,000 36,179
4.25%, 4/15/2047 60,000 48,982
3.25%, 5/15/2051 100,000 67,200
5.88%, 2/15/2053 20,000 20,364
3.13%, 5/15/2060 50,000 30,634
5.20%, 4/15/2063 30,000 27,327
2,830,087
Health Care REITs 0 .1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 42,602
Healthpeak OP LLC ,
2.88%, 1/15/2031 50,000 41,965
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 95,885
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 60,243
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 87,837
328,532
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 43,644
Hotels, Restaurants & Leisure 0 .3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 48,199
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 46,892
3.25%, 2/15/2030 65,000 57,337
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 56,016
Series R, 3.13%, 6/15/2026 200,000 190,521
McDonald's Corp. ,
3.50%, 7/1/2027(b) 100,000 94,768
3.70%, 2/15/2042 40,000 30,731
4.88%, 12/9/2045 50,000 44,160
3.63%, 9/1/2049 50,000 35,768
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 97,879
3.50%, 11/15/2050 100,000 69,633
771,904
Household Durables 0 .1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 43,859
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 98,484
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 98,100
240,443
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,001
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 38,877
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 32,383
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 90,142
170,403
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 47,017
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 21,605
68,622
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 21,260
4.00%, 9/14/2048 40,000 30,777
Honeywell International, Inc. ,
1.10%, 3/1/2027 30,000 26,876

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc.,
3.81%, 11/21/2047 50,000 38,152
5.25%, 3/1/2054 30,000 28,435
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,019
175,519
Industrial REITs 0 .0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 35,290
1.25%, 10/15/2030 100,000 77,799
2.13%, 10/15/2050 30,000 15,511
128,600
Insurance 0 .7%
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 74,612
4.20%, 12/15/2046 10,000 7,800
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 95,917
4.75%, 4/1/2048 10,000 8,690
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 42,430
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 33,836
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 50,000 34,632
Arthur J Gallagher & Co. ,
5.75%, 3/2/2053 20,000 18,908
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 95,105
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 85,462
4.40%, 5/15/2042 150,000 133,773
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 49,369
Chubb INA Holdings LLC ,
4.35%, 11/3/2045 100,000 83,792
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 46,394
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 31,925
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 32,653
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 38,856
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 50,803
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 36,863
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 97,712
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 43,214
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 74,755
4.90%, 3/15/2049 50,000 44,054
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 86,727
4.13%, 8/13/2042 50,000 40,380
5.00%, 7/15/2052 25,000 22,293
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 45,940
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 38,526
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,298
6.63%, 6/21/2040 100,000 108,295
3.70%, 3/13/2051 30,000 21,508
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 14,553
4.00%, 5/30/2047 15,000 11,816
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 85,840
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 48,595
2.95%, 9/15/2029 30,000 26,270
1,822,596
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
2.05%, 8/15/2050(b) 50,000 27,903
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 90,792
4.45%, 8/15/2052 35,000 29,139
5.60%, 5/15/2053 35,000 34,711
4.65%, 8/15/2062 25,000 20,796
203,341
IT Services 0 .1%
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027 100,000 97,929
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 92,036
1.95%, 5/15/2030 100,000 82,399
4.25%, 5/15/2049 100,000 79,420
351,784
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 18,946
3.90%, 11/19/2029 50,000 45,531
64,477
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 87,895
Danaher Corp. ,
2.60%, 10/1/2050 75,000 44,466
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 44,656
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 34,650
2.60%, 10/1/2029 65,000 57,016
2.80%, 10/15/2041 30,000 20,712
289,395

26 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 52,299
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 195,948
Deere & Co. ,
3.90%, 6/9/2042 100,000 82,084
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 46,320
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 49,350
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 36,340
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 90,788
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 33,426
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,249
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 19,250
614,054
Media 0 .7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 70,000 69,042
3.75%, 2/15/2028(b) 50,000 45,757
2.25%, 1/15/2029 25,000 20,867
2.80%, 4/1/2031(b) 200,000 158,829
3.50%, 3/1/2042 50,000 31,627
5.75%, 4/1/2048 20,000 16,119
4.80%, 3/1/2050 30,000 20,990
3.70%, 4/1/2051 100,000 58,512
5.25%, 4/1/2053 50,000 37,533
3.85%, 4/1/2061 25,000 13,968
Comcast Corp. ,
3.95%, 10/15/2025 140,000 136,993
4.15%, 10/15/2028(b) 60,000 57,455
3.40%, 4/1/2030 100,000 90,076
1.50%, 2/15/2031 100,000 78,367
4.80%, 5/15/2033(b) 60,000 57,088
3.75%, 4/1/2040 90,000 71,322
3.97%, 11/1/2047 146,000 110,698
4.70%, 10/15/2048(b) 100,000 86,309
2.89%, 11/1/2051 100,000 60,477
5.35%, 5/15/2053 25,000 23,239
4.95%, 10/15/2058 12,000 10,443
2.99%, 11/1/2063 19,000 10,808
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 39,349
Fox Corp. ,
5.48%, 1/25/2039 50,000 45,794
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 241,486
Paramount Global ,
5.50%, 5/15/2033 82,000 70,813
4.38%, 3/15/2043 50,000 33,123
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 82,441
1,779,525
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 25,641
6.80%, 11/29/2032 25,000 26,034
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 39,166
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 80,000 79,371
5.00%, 9/30/2043 50,000 45,592
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 22,916
Newmont Corp. ,
2.60%, 7/15/2032 60,000 48,734
Nucor Corp. ,
3.85%, 4/1/2052 40,000 29,795
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 80,953
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 53,912
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 43,932
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 91,355
587,401
Multi-Utilities 0 .3%
Ameren Corp. ,
5.00%, 1/15/2029 20,000 19,506
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 60,000 61,397
4.45%, 1/15/2049 50,000 40,123
4.25%, 10/15/2050 100,000 76,502
4.60%, 5/1/2053 20,000 16,172
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 21,911
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 47,449
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 46,770
3.70%, 11/15/2059 100,000 67,516
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 37,268
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 48,645
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 39,525
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 32,370
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 30,286
Sempra ,
4.00%, 2/1/2048 50,000 36,972

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 39,671
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 79,855
741,938
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 29,386
4.00%, 2/1/2050 50,000 36,124
Boston Properties LP ,
2.75%, 10/1/2026 150,000 138,844
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 41,551
245,905
Oil, Gas & Consumable Fuels 1 .6%
Apache Corp. ,
5.10%, 9/1/2040 40,000 33,293
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 144,075
1.75%, 8/10/2030 200,000 163,052
2.72%, 1/12/2032 100,000 83,738
4.89%, 9/11/2033 30,000 28,822
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 35,279
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,265
3.75%, 2/15/2052 35,000 24,239
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 98,581
2.74%, 12/31/2039 25,000 19,812
Cheniere Energy Partners LP ,
4.00%, 3/1/2031(b) 50,000 44,613
Chevron Corp. ,
2.95%, 5/16/2026 250,000 239,105
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 54,480
ConocoPhillips Co. ,
3.76%, 3/15/2042 50,000 39,044
5.30%, 5/15/2053 25,000 23,389
4.03%, 3/15/2062 60,000 44,191
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 42,283
Diamondback Energy, Inc. ,
4.25%, 3/15/2052 25,000 19,196
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 55,729
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 39,541
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 98,434
5.55%, 2/15/2028 50,000 49,948
5.25%, 4/15/2029 100,000 98,435
3.75%, 5/15/2030 150,000 135,318
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
5.30%, 4/15/2047 25,000 21,606
5.40%, 10/1/2047 25,000 21,938
5.00%, 5/15/2050(b) 100,000 82,890
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 26,268
4.45%, 2/15/2043 45,000 37,859
4.95%, 10/15/2054 150,000 130,553
Equinor ASA ,
3.70%, 4/6/2050 100,000 74,068
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 37,117
4.11%, 3/1/2046 100,000 81,531
Hess Corp. ,
4.30%, 4/1/2027 100,000 96,771
5.60%, 2/15/2041 25,000 24,322
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 78,596
5.00%, 3/1/2043 40,000 34,156
Kinder Morgan, Inc. ,
4.80%, 2/1/2033(b) 50,000 46,355
5.40%, 2/1/2034(b) 35,000 33,738
5.55%, 6/1/2045 50,000 45,863
5.45%, 8/1/2052 25,000 22,545
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 54,663
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 47,109
4.50%, 4/1/2048 30,000 23,847
MPLX LP ,
4.00%, 3/15/2028 75,000 71,088
4.50%, 4/15/2038 25,000 21,365
5.20%, 12/1/2047 30,000 26,197
4.70%, 4/15/2048 50,000 40,834
4.95%, 3/14/2052 25,000 20,895
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 51,807
6.45%, 9/15/2036 50,000 51,600
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 75,292
6.05%, 9/1/2033 30,000 30,333
4.25%, 9/15/2046 50,000 37,862
5.20%, 7/15/2048 30,000 26,031
6.63%, 9/1/2053 20,000 20,860
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 30,084
Phillips 66 ,
5.88%, 5/1/2042 60,000 59,916
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 40,688
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 246,311
Suncor Energy, Inc. ,
6.50%, 6/15/2038 50,000 51,272
4.00%, 11/15/2047 10,000 7,303
3.75%, 3/4/2051(b) 25,000 17,357
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 24,721

28 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp.,
6.13%, 3/15/2033 30,000 30,373
6.25%, 7/1/2052 25,000 24,535
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 100,000 92,907
3.46%, 7/12/2049 50,000 35,533
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 50,137
5.10%, 3/15/2049 90,000 78,671
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 73,911
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 100,000 91,920
5.25%, 2/1/2050(e) 20,000 16,963
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028(b) 75,000 74,309
2.60%, 3/15/2031 25,000 20,699
6.30%, 4/15/2040(b) 25,000 25,305
5.40%, 3/4/2044 100,000 91,376
4,300,112
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 59,832
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 86,246
146,078
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 21,216
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 19,541
Kenvue, Inc. ,
4.90%, 3/22/2033 100,000 96,790
116,331
Pharmaceuticals 1 .0%
AstraZeneca plc ,
1.38%, 8/6/2030 75,000 59,755
4.38%, 8/17/2048 100,000 84,076
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 200,000 183,350
5.20%, 2/22/2034 40,000 39,172
3.55%, 3/15/2042 50,000 38,103
6.25%, 11/15/2053 50,000 52,973
5.55%, 2/22/2054 50,000 48,256
3.90%, 3/15/2062 70,000 49,695
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 19,707
4.70%, 2/9/2034 30,000 28,720
2.25%, 5/15/2050(b) 60,000 34,068
4.95%, 2/27/2063 30,000 27,122
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 92,634
Johnson & Johnson ,
4.95%, 5/15/2033(b) 287,000 289,391
3.63%, 3/3/2037 70,000 59,300
3.70%, 3/1/2046 50,000 39,128
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc. ,
4.30%, 5/17/2030 100,000 95,719
4.15%, 5/18/2043 100,000 83,296
4.00%, 3/7/2049 100,000 78,883
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 84,587
2.75%, 8/14/2050 20,000 12,649
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 110,000 108,121
4.45%, 5/19/2028 150,000 145,480
4.65%, 5/19/2030 100,000 96,702
4.75%, 5/19/2033 65,000 61,918
5.30%, 5/19/2053(b) 150,000 139,881
5.34%, 5/19/2063 40,000 36,694
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 79,022
4.13%, 12/15/2046 50,000 40,396
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 25,832
Sanofi SA ,
3.63%, 6/19/2028 50,000 47,591
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 165,349
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 60,000 57,539
5.25%, 6/15/2046 20,000 15,975
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 32,714
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 113,219
4.70%, 2/1/2043(b) 50,000 43,574
2,710,591
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(b) 100,000 79,378
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 76,504
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 19,276
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 25,441
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 133,864
334,463
Residential REITs 0 .2%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 97,774
Camden Property Trust ,
3.35%, 11/1/2049 10,000 6,787
ERP Operating LP ,
2.85%, 11/1/2026 250,000 234,777
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 43,312

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
UDR, Inc. ,
3.20%, 1/15/2030 50,000 44,383
427,033
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029(b) 50,000 46,145
Federal Realty OP LP ,
3.20%, 6/15/2029 100,000 88,799
Kimco Realty OP LLC ,
4.45%, 9/1/2047(b) 50,000 38,343
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 16,840
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 81,426
4.00%, 7/15/2029 25,000 23,291
294,844
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 52,568
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 51,882
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 118,107
4.93%, 5/15/2037(d) 171,000 156,160
3.50%, 2/15/2041(b)(d) 50,000 37,150
Intel Corp. ,
3.70%, 7/29/2025 150,000 146,629
4.88%, 2/10/2026 50,000 49,551
3.75%, 3/25/2027 50,000 47,932
4.88%, 2/10/2028 35,000 34,482
5.13%, 2/10/2030 50,000 49,481
5.20%, 2/10/2033 50,000 48,784
2.80%, 8/12/2041 45,000 30,325
3.73%, 12/8/2047 65,000 46,559
3.05%, 8/12/2051 100,000 61,579
5.70%, 2/10/2053(b) 20,000 19,098
3.10%, 2/15/2060 35,000 20,573
5.90%, 2/10/2063 25,000 24,336
KLA Corp. ,
3.30%, 3/1/2050 50,000 34,254
Lam Research Corp. ,
2.88%, 6/15/2050 55,000 35,046
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 96,543
5.88%, 9/15/2033 50,000 50,222
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 29,681
NXP BV ,
4.30%, 6/18/2029 50,000 47,199
5.00%, 1/15/2033(b) 50,000 47,421
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 76,476
4.65%, 5/20/2035 100,000 95,146
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 36,527
5.00%, 3/14/2053 35,000 32,055
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 166,317
1,742,083
Software 0 .5%
Intuit, Inc. ,
5.50%, 9/15/2053 15,000 14,667
Microsoft Corp. ,
3.50%, 2/12/2035(b) 65,000 57,455
3.70%, 8/8/2046 50,000 39,641
2.50%, 9/15/2050(d) 50,000 30,021
2.92%, 3/17/2052 200,000 131,822
Oracle Corp. ,
5.80%, 11/10/2025 80,000 80,190
2.65%, 7/15/2026 45,000 42,271
4.65%, 5/6/2030 80,000 76,694
2.88%, 3/25/2031 50,000 42,253
6.25%, 11/9/2032 20,000 20,746
4.30%, 7/8/2034 100,000 88,812
3.60%, 4/1/2040 100,000 74,929
3.60%, 4/1/2050 25,000 16,909
6.90%, 11/9/2052 20,000 21,714
5.55%, 2/6/2053 100,000 91,905
3.85%, 4/1/2060 100,000 66,562
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 56,307
1.75%, 2/15/2031 100,000 78,509
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 31,396
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 59,278
VMware LLC ,
2.20%, 8/15/2031 100,000 79,056
Workday, Inc. ,
3.80%, 4/1/2032 30,000 26,546
1,227,683
Specialized REITs 0 .3%
American Tower Corp. ,
3.38%, 10/15/2026 100,000 94,986
5.80%, 11/15/2028 50,000 50,320
3.70%, 10/15/2049 100,000 69,326
Crown Castle, Inc. ,
1.05%, 7/15/2026 80,000 72,404
5.00%, 1/11/2028 90,000 87,756
2.25%, 1/15/2031(b) 30,000 24,125
4.00%, 11/15/2049 60,000 44,206
CubeSmart LP ,
2.25%, 12/15/2028 40,000 34,523
2.50%, 2/15/2032 45,000 35,786
Equinix, Inc. ,
3.20%, 11/18/2029(b) 35,000 30,859
2.15%, 7/15/2030 100,000 81,500
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 29,568
Public Storage Operating Co. ,
1.50%, 11/9/2026 55,000 50,085
2.25%, 11/9/2031 50,000 40,098
745,542

30 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 19,603
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 32,839
Home Depot, Inc. (The) ,
2.70%, 4/15/2030 100,000 87,133
3.25%, 4/15/2032 25,000 21,737
5.88%, 12/16/2036 25,000 25,913
4.40%, 3/15/2045 100,000 84,495
4.50%, 12/6/2048(b) 100,000 84,662
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 92,766
3.75%, 4/1/2032 85,000 75,697
5.00%, 4/15/2040 30,000 27,199
4.05%, 5/3/2047 40,000 30,389
3.00%, 10/15/2050 80,000 49,144
4.25%, 4/1/2052 35,000 27,056
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 92,919
751,552
Technology Hardware, Storage & Peripherals 0 .3%
Apple, Inc. ,
2.45%, 8/4/2026 190,000 179,169
3.00%, 11/13/2027(b) 100,000 93,707
1.65%, 5/11/2030 25,000 20,621
1.65%, 2/8/2031 200,000 161,751
3.85%, 5/4/2043 110,000 90,138
4.38%, 5/13/2045 145,000 126,064
2.65%, 2/8/2051 100,000 61,357
2.80%, 2/8/2061 60,000 35,254
Dell International LLC ,
4.90%, 10/1/2026 60,000 59,095
3.38%, 12/15/2041 25,000 17,826
8.35%, 7/15/2046 13,000 16,112
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(b)(e) 25,000 25,411
HP, Inc. ,
4.00%, 4/15/2029(b) 10,000 9,343
6.00%, 9/15/2041 50,000 49,612
945,460
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 44,163
3.38%, 11/1/2046 30,000 21,493
Tapestry, Inc. ,
7.85%, 11/27/2033 20,000 20,892
86,548
Tobacco 0 .3%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 39,474
3.88%, 9/16/2046 170,000 120,417
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 82,086
4.76%, 9/6/2049 25,000 19,288
3.98%, 9/25/2050 50,000 34,760
BAT International Finance plc ,
5.93%, 2/2/2029 50,000 50,451
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc. ,
5.00%, 11/17/2025 20,000 19,844
5.13%, 11/17/2027 20,000 19,814
5.63%, 11/17/2029 20,000 20,169
5.13%, 2/15/2030 75,000 73,726
5.38%, 2/15/2033 50,000 49,005
5.25%, 2/13/2034 30,000 28,940
4.13%, 3/4/2043 70,000 55,192
Reynolds American, Inc. ,
4.45%, 6/12/2025 62,000 61,000
5.70%, 8/15/2035(b) 75,000 72,017
746,183
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.38%, 7/1/2025 25,000 24,298
3.63%, 12/1/2027(b) 150,000 139,926
GATX Corp. ,
4.00%, 6/30/2030 100,000 90,950
255,174
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 41,003
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 87,132
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,381
5.00%, 3/15/2044(b) 100,000 86,454
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 100,000 95,288
4.80%, 7/15/2028 20,000 19,491
3.88%, 4/15/2030 100,000 91,501
2.55%, 2/15/2031(b) 30,000 24,880
5.05%, 7/15/2033 20,000 19,159
4.38%, 4/15/2040(b) 100,000 85,192
4.50%, 4/15/2050 100,000 81,334
5.65%, 1/15/2053 30,000 28,769
5.75%, 1/15/2054 10,000 9,706
5.80%, 9/15/2062 25,000 24,255
Vodafone Group plc ,
6.15%, 2/27/2037 40,000 40,837
4.25%, 9/17/2050 90,000 68,468
771,847
Total Corporate Bonds
(cost $75,087,237)
67,337,518
Foreign Government Securities 1 .6%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 93,909
Province of New Brunswick,
3.63%, 2/24/2028 100,000 94,584
Province of Ontario,
1.13%, 10/7/2030 200,000 157,641
Province of Quebec,
3.63%, 4/13/2028 100,000 95,020

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 31
Foreign Government Securities
Principal
Amount ($) Value ($)
7.50%, 9/15/2029 50,000 55,702
496,856
CHILE 0.1%
Republic of Chile,
3.10%, 1/22/2061 200,000 116,904
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 26,000 28,829
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 158,500
3.55%, 3/31/2032 200,000 174,463
332,963
ISRAEL 0.1%
State of Israel Government
Bond,
5.38%, 3/12/2029 200,000 195,750
4.50%, 1/17/2033 200,000 178,568
374,318
ITALY 0.1%
Italian Republic Government
Bond,
2.88%, 10/17/2029 200,000 173,382
JAPAN 0.1%
Japan Bank for International
Cooperation,
4.25%, 1/26/2026(b) 200,000 196,247
2.00%, 10/17/2029 200,000 171,243
367,490
MEXICO 0.3%
United Mexican States,
3.75%, 1/11/2028 200,000 186,896
4.50%, 4/22/2029 200,000 189,037
2.66%, 5/24/2031 200,000 162,145
5.00%, 4/27/2051 300,000 238,250
5.75%, 10/12/2110 50,000 41,164
817,492
PANAMA 0.1%
Republic of Panama,
3.16%, 1/23/2030 200,000 162,715
6.70%, 1/26/2036 200,000 187,491
350,206
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 93,900
3.30%, 3/11/2041 120,000 84,798
178,698
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 266,519
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.1%
Republic of Poland,
4.88%, 10/4/2033 100,000 95,251
5.50%, 3/18/2054 60,000 56,257
151,508
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.50%, 1/11/2029 200,000 194,997
Republic of Korea,
2.50%, 6/19/2029 200,000 177,462
372,459
SWEDEN 0.1%
Svensk Exportkredit AB,
2.25%, 3/22/2027 200,000 184,793
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 90,950
Total Foreign Government Securities
(cost $4,805,163)
4,303,367
Mortgage-Backed Securities 25 .6%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 2 2
Pool# D60780
8.00%, 6/1/2025 80 80
Pool# G30267
5.00%, 8/1/2025 8,249 8,179
Pool# J18127
3.00%, 3/1/2027 28,191 27,317
Pool# J18702
3.00%, 3/1/2027 24,057 23,331
Pool# J19106
3.00%, 5/1/2027 11,373 11,011
Pool# C00566
7.50%, 12/1/2027 140 141
Pool# C18271
7.00%, 11/1/2028 630 644
Pool# C00678
7.00%, 11/1/2028 134 137
Pool# C00836
7.00%, 7/1/2029 126 129
Pool# C31285
7.00%, 9/1/2029 193 197
Pool# C37436
8.00%, 1/1/2030 431 448
Pool# C36429
7.00%, 2/1/2030 293 299
Pool# C36306
7.00%, 2/1/2030 194 198
Pool# C00921
7.50%, 2/1/2030 297 304
Pool# G01108
7.00%, 4/1/2030 104 107
Pool# J32255
3.00%, 7/1/2030 11,499 10,864

32 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C41561
8.00%, 8/1/2030 949 953
Pool# C01051
8.00%, 9/1/2030 494 510
Pool# C43550
7.00%, 10/1/2030 673 687
Pool# C44017
7.50%, 10/1/2030 220 219
Pool# C44957
8.00%, 11/1/2030 429 429
Pool# C01106
7.00%, 12/1/2030 2,161 2,208
Pool# C01103
7.50%, 12/1/2030 205 210
Pool# C46932
7.50%, 1/1/2031 326 325
Pool# C01116
7.50%, 1/1/2031 185 189
Pool# G01217
7.00%, 3/1/2031 1,973 2,017
Pool# C48206
7.50%, 3/1/2031 864 859
Pool# C91366
4.50%, 4/1/2031 30,687 29,924
Pool# G18605
3.00%, 6/1/2031 5,106 4,799
Pool# C91377
4.50%, 6/1/2031 16,306 15,898
Pool# C53324
7.00%, 6/1/2031 797 815
Pool# C54792
7.00%, 7/1/2031 602 615
Pool# J35107
2.50%, 8/1/2031 14,420 13,353
Pool# G01309
7.00%, 8/1/2031 279 285
Pool# G01311
7.00%, 9/1/2031 2,070 2,116
Pool# C01222
7.00%, 9/1/2031 314 321
Pool# G01315
7.00%, 9/1/2031 76 78
Pool# J35522
2.50%, 10/1/2031 66,190 61,189
Pool# C58694
7.00%, 10/1/2031 2,234 2,283
Pool# C60012
7.00%, 11/1/2031 317 324
Pool# C61298
8.00%, 11/1/2031 1,218 1,218
Pool# J35957
2.50%, 12/1/2031 124,804 115,317
Pool# C61105
7.00%, 12/1/2031 2,694 2,753
Pool# C63171
7.00%, 1/1/2032 1,964 2,007
Pool# V61548
2.50%, 2/1/2032 139,740 128,900
Pool# G01391
7.00%, 4/1/2032 3,770 3,864
Pool# C01345
7.00%, 4/1/2032 1,436 1,467
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01370
8.00%, 4/1/2032 348 358
Pool# G16285
3.50%, 5/1/2032 9,169 8,722
Pool# C01381
8.00%, 5/1/2032 4,981 5,150
Pool# C68290
7.00%, 6/1/2032 1,247 1,274
Pool# C68300
7.00%, 6/1/2032 441 451
Pool# G01449
7.00%, 7/1/2032 2,400 2,453
Pool# C69908
7.00%, 8/1/2032 9,771 9,985
Pool# C91558
3.50%, 9/1/2032 36,813 34,712
Pool# G16407
2.50%, 1/1/2033 48,689 44,686
Pool# G01536
7.00%, 3/1/2033 4,166 4,269
Pool# G30646
3.00%, 5/1/2033 63,858 58,848
Pool# G30642
3.00%, 5/1/2033 32,103 29,585
Pool# K90535
3.00%, 5/1/2033 13,279 12,235
Pool# A16419
6.50%, 11/1/2033 8,333 8,488
Pool# A16522
6.50%, 12/1/2033 4,379 4,495
Pool# A21356
6.50%, 4/1/2034 25,874 26,559
Pool# C01851
6.50%, 4/1/2034 10,278 10,471
Pool# A24301
6.50%, 5/1/2034 15,813 16,064
Pool# A22067
6.50%, 5/1/2034 7,819 8,041
Pool# A24988
6.50%, 7/1/2034 6,259 6,351
Pool# G01741
6.50%, 10/1/2034 3,220 3,269
Pool# G08023
6.50%, 11/1/2034 7,089 7,291
Pool# G08064
6.50%, 4/1/2035 3,807 4,018
Pool# G01947
7.00%, 5/1/2035 3,140 3,209
Pool# A39759
5.50%, 11/1/2035 2,540 2,532
Pool# A40376
5.50%, 12/1/2035 1,324 1,320
Pool# A42305
5.50%, 1/1/2036 3,311 3,309
Pool# A41548
7.00%, 1/1/2036 3,942 4,028
Pool# G08111
5.50%, 2/1/2036 7,283 7,261
Pool# A43861
5.50%, 3/1/2036 20,418 20,357
Pool# G08116
5.50%, 3/1/2036 9,300 9,272

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A43534
6.50%, 3/1/2036 1,162 1,172
Pool# A48735
5.50%, 5/1/2036 4,201 4,188
Pool# G08136
6.50%, 6/1/2036 3,999 4,099
Pool# A53039
6.50%, 10/1/2036 27,248 27,790
Pool# C91982
3.50%, 3/1/2038 34,918 31,931
Pool# G04251
6.50%, 4/1/2038 1,779 1,835
Pool# G04569
6.50%, 8/1/2038 2,412 2,470
Pool# A84252
6.50%, 1/1/2039 10,609 10,816
Pool# A84287
6.50%, 1/1/2039 6,253 6,447
Pool# G60342
4.50%, 5/1/2042 51,429 48,949
Pool# G07158
3.50%, 10/1/2042 57,114 51,280
Pool# Q12051
3.50%, 10/1/2042 52,306 46,963
Pool# G07163
3.50%, 10/1/2042 49,482 44,428
Pool# Q11532
3.50%, 10/1/2042 42,826 38,452
Pool# Q12052
3.50%, 10/1/2042 22,408 20,119
Pool# C09020
3.50%, 11/1/2042 197,440 177,271
Pool# G07264
3.50%, 12/1/2042 85,702 76,947
Pool# Q14292
3.50%, 1/1/2043 24,460 21,961
Pool# Q14881
3.50%, 1/1/2043 18,640 16,735
Pool# V80002
2.50%, 4/1/2043 143,384 118,006
Pool# Q16915
3.00%, 4/1/2043 255,484 219,951
Pool# Q17675
3.50%, 4/1/2043 112,225 100,760
Pool# G07410
3.50%, 7/1/2043 44,342 39,812
Pool# Q20332
3.50%, 7/1/2043 8,600 7,721
Pool# G07946
4.00%, 7/1/2044 44,963 41,303
Pool# Q28607
3.50%, 9/1/2044 40,655 36,477
Pool# G61231
3.50%, 9/1/2044 6,765 6,074
Pool# G08609
3.50%, 10/1/2044 16,848 15,021
Pool# Q30833
4.00%, 1/1/2045 3,836 3,518
Pool# V81873
4.00%, 8/1/2045 8,070 7,401
Pool# G08669
4.00%, 9/1/2045 42,830 39,283
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q38357
4.00%, 1/1/2046 2,866 2,629
Pool# G61365
4.50%, 1/1/2046 36,887 34,924
Pool# G08697
3.00%, 3/1/2046 67,205 57,220
Pool# Q39440
4.00%, 3/1/2046 2,520 2,312
Pool# G08704
4.50%, 4/1/2046 6,857 6,492
Pool# Q40097
4.50%, 4/1/2046 1,223 1,157
Pool# Q40718
3.50%, 5/1/2046 12,200 10,742
Pool# G08707
4.00%, 5/1/2046 54,105 49,624
Pool# G08708
4.50%, 5/1/2046 4,598 4,353
Pool# Q41548
3.00%, 7/1/2046 13,159 11,210
Pool# Q41903
3.50%, 7/1/2046 67,270 59,296
Pool# Q41491
3.50%, 7/1/2046 7,278 6,407
Pool# Q41935
3.50%, 7/1/2046 6,044 5,352
Pool# G61791
4.00%, 7/1/2046 7,911 7,257
Pool# Q41947
4.50%, 7/1/2046 1,593 1,506
Pool# G08715
3.00%, 8/1/2046 93,378 79,416
Pool# Q42596
3.50%, 8/1/2046 59,155 52,292
Pool# Q42203
3.50%, 8/1/2046 10,564 9,324
Pool# Q42393
3.50%, 8/1/2046 9,245 8,139
Pool# G61323
3.00%, 9/1/2046 119,391 102,669
Pool# G08721
3.00%, 9/1/2046 69,127 58,773
Pool# V82617
3.50%, 9/1/2046 43,848 38,542
Pool# G08722
3.50%, 9/1/2046 9,683 8,561
Pool# G60733
4.50%, 9/1/2046 19,146 18,127
Pool# G60722
3.00%, 10/1/2046 181,997 154,815
Pool# Q44035
3.00%, 10/1/2046 88,122 74,855
Pool# G61815
4.00%, 10/1/2046 4,878 4,474
Pool# G61257
3.00%, 11/1/2046 170,828 144,948
Pool# Q44452
3.00%, 11/1/2046 39,484 33,524
Pool# G08732
3.00%, 11/1/2046 11,225 9,535
Pool# Q44473
3.50%, 11/1/2046 9,115 8,025

34 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q44223
3.50%, 11/1/2046 5,829 5,132
Pool# G08734
4.00%, 11/1/2046 86,649 79,428
Pool# G08737
3.00%, 12/1/2046 490,557 416,577
Pool# G60989
3.00%, 12/1/2046 71,942 61,181
Pool# Q45878
3.00%, 12/1/2046 12,828 10,871
Pool# G61862
3.50%, 12/1/2046 10,981 9,682
Pool# G08741
3.00%, 1/1/2047 100,781 85,582
Pool# G08747
3.00%, 2/1/2047 170,647 145,118
Pool# G08748
3.50%, 2/1/2047 15,846 13,951
Pool# Q47484
3.50%, 4/1/2047 17,495 15,426
Pool# G60988
3.00%, 5/1/2047 401,241 341,346
Pool# Q48098
3.50%, 5/1/2047 55,543 48,787
Pool# G61390
3.00%, 6/1/2047 157,901 134,058
Pool# G61339
3.00%, 8/1/2047 37,673 32,003
Pool# Q53085
3.00%, 9/1/2047 27,973 23,828
Pool# G61622
3.00%, 10/1/2047 91,280 77,591
Pool# G08785
4.00%, 10/1/2047 3,672 3,333
Pool# Q52075
4.00%, 11/1/2047 61,526 56,398
Pool# T65458
3.50%, 2/1/2048 64,964 55,778
Pool# G08800
3.50%, 2/1/2048 8,402 7,397
Pool# G08801
4.00%, 2/1/2048 24,187 22,103
Pool# Q54727
3.50%, 3/1/2048 22,969 20,222
Pool# Q55401
5.00%, 4/1/2048 5,227 5,048
Pool# G08817
4.00%, 6/1/2048 5,111 4,659
Pool# G08827
4.50%, 7/1/2048 39,215 36,805
Pool# Q57401
4.50%, 7/1/2048 12,783 12,049
Pool# Q57402
4.50%, 7/1/2048 4,539 4,302
Pool# G08831
4.00%, 8/1/2048 42,137 38,436
Pool# G67716
4.50%, 10/1/2048 48,446 45,665
Pool# G61846
4.00%, 1/1/2049 73 66
Pool# V85279
3.50%, 4/1/2049 17,562 15,474
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1B8478
5.98%, 7/1/2041(a) 9,941 10,074
Pool# 2B0108
6.15%, 1/1/2042(a) 79 78
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 277,244 256,003
Pool# SB8500
2.50%, 7/1/2035 204,966 182,614
Pool# SB0479
2.50%, 10/1/2035 47,767 42,658
Pool# RC1826
2.00%, 2/1/2036 214,238 185,826
Pool# SB8092
1.50%, 3/1/2036 51,740 43,782
Pool# RC1887
2.00%, 3/1/2036 331,592 287,619
Pool# RC2045
2.00%, 6/1/2036 17,133 14,860
Pool# QN8913
2.00%, 12/1/2036 59,099 51,258
Pool# RC2402
2.00%, 1/1/2037 77,810 67,415
Pool# RC2399
2.00%, 1/1/2037 58,192 50,610
Pool# SB8140
1.50%, 2/1/2037 142,274 119,759
Pool# SB8144
1.50%, 3/1/2037 164,456 138,324
Pool# QN9700
1.50%, 3/1/2037 31,263 26,295
Pool# SB8148
2.00%, 4/1/2037 62,207 53,662
Pool# SB8158
2.00%, 6/1/2037 63,350 54,588
Pool# SB0725
4.00%, 8/1/2037 3,356 3,199
Pool# SB1009
4.00%, 2/1/2038 3,728 3,542
Pool# ZM2339
3.50%, 1/1/2047 52,937 46,541
Pool# RA3022
2.50%, 6/1/2050 195,518 156,017
Pool# SD7521
2.50%, 7/1/2050 506,654 410,020
Pool# SD8074
3.00%, 7/1/2050 35,385 29,658
Pool# SD7523
2.50%, 8/1/2050 239,495 193,085
Pool# SD1143
4.50%, 9/1/2050 85,355 79,798
Pool# SD0514
2.00%, 10/1/2050 195,513 149,926
Pool# RA3723
2.00%, 10/1/2050 108,171 82,667
Pool# RA3932
2.50%, 11/1/2050 224,013 179,820
Pool# RA3987
2.50%, 11/1/2050 121,793 97,521
Pool# RA4351
2.50%, 1/1/2051 270,792 215,745

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4410
2.50%, 1/1/2051 184,992 147,435
Pool# RA4652
2.00%, 2/1/2051 1,230,443 940,300
Pool# RA4493
2.00%, 2/1/2051 769,678 585,090
Pool# QB9104
2.00%, 2/1/2051 325,882 247,695
Pool# RA4737
2.00%, 3/1/2051 948,364 722,689
Pool# RA4718
2.00%, 3/1/2051 542,576 414,634
Pool# RA4727
2.00%, 3/1/2051 310,763 236,134
Pool# SD7537
2.00%, 3/1/2051 138,036 105,638
Pool# SD8140
2.00%, 4/1/2051 1,362,584 1,035,381
Pool# SD0576
2.50%, 4/1/2051 65,262 51,677
Pool# SD8145
1.50%, 5/1/2051 870,621 626,656
Pool# QC2070
2.00%, 5/1/2051 60,955 46,764
Pool# RA5436
2.00%, 6/1/2051 184,275 139,848
Pool# RA5398
2.00%, 7/1/2051 227,212 174,274
Pool# RA6091
2.00%, 10/1/2051 188,124 144,130
Pool# RA6236
2.00%, 11/1/2051 213,787 163,008
Pool# SD8182
2.00%, 12/1/2051 858,870 650,342
Pool# RA6959
2.50%, 3/1/2052 42,199 33,483
Pool# QE0374
2.50%, 4/1/2052 250,723 198,915
Pool# RA7154
4.00%, 4/1/2052 46,160 41,374
Pool# SD8212
2.50%, 5/1/2052 234,151 185,768
Pool# RA7779
4.50%, 8/1/2052 6,981 6,444
Pool# RA7933
5.00%, 9/1/2052 66,798 63,948
Pool# SD7557
4.50%, 12/1/2052 149,052 139,161
Pool# SD2248
5.00%, 1/1/2053 71,418 68,005
Pool# QF5629
6.00%, 1/1/2053 16,584 16,619
Pool# SD2660
5.00%, 4/1/2053 139,939 132,780
Pool# SD2661
5.50%, 4/1/2053 61,462 59,856
Pool# SD8324
5.50%, 5/1/2053 143,628 139,474
Pool# SD2890
5.50%, 5/1/2053 36,233 35,503
Pool# SD2905
5.50%, 5/1/2053 35,297 34,376
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD3148
5.00%, 6/1/2053 144,162 137,224
Pool# SD3085
5.50%, 6/1/2053 21,693 21,157
Pool# SD3260
6.00%, 6/1/2053 47,462 47,249
Pool# SD3565
4.50%, 8/1/2053 13,526 12,494
Pool# SD3603
6.00%, 8/1/2053 58,695 58,720
Pool# RJ0007
6.50%, 10/1/2053 53,350 53,990
Pool# SD4350
6.50%, 10/1/2053 17,512 17,665
Pool# SD4340
5.50%, 11/1/2053 329,664 321,992
Pool# SD4630
6.00%, 12/1/2053 63,627 63,328
Pool# RJ0530
6.50%, 12/1/2053 123,062 124,318
Pool# RJ0527
6.50%, 12/1/2053 15,952 16,118
Pool# RJ0717
6.50%, 1/1/2054 9,958 10,067
Pool# RJ0841
6.00%, 2/1/2054 68,044 67,716
Pool# SD4870
6.50%, 2/1/2054 38,415 38,746
Pool# RJ1437
6.50%, 5/1/2054 60,000 60,992
FNMA Pool
Pool# AC9890
6.68%, 4/1/2040(a) 74,891 74,269
Pool# AJ1249
6.06%, 9/1/2041(a) 23,587 24,265
Pool# AL1437
6.07%, 1/1/2042(a) 6,064 6,099
Pool# AK0714
6.27%, 2/1/2042(a) 1,286 1,286
Pool# AP1961
5.95%, 8/1/2042(a) 13,895 14,256
Pool# BF0206
4.00%, 2/1/2047 30,681 28,065
Pool# BF0200
3.50%, 11/1/2051 173,337 151,211
FNMA UMBS Pool
Pool# AC1374
4.00%, 8/1/2024 1,327 1,317
Pool# AC1529
4.50%, 9/1/2024 553 548
Pool# AD0244
4.50%, 10/1/2024 484 482
Pool# AH1361
3.50%, 12/1/2025 10,822 10,565
Pool# AH1518
3.50%, 12/1/2025 5,254 5,132
Pool# AE6384
4.00%, 1/1/2026 1,166 1,145
Pool# AP4746
3.00%, 8/1/2027 16,425 15,857
Pool# AP4640
3.00%, 9/1/2027 14,593 13,967

36 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ5096
3.00%, 11/1/2027 25,455 24,500
Pool# AQ4532
3.00%, 11/1/2027 23,204 22,160
Pool# AQ3758
3.00%, 11/1/2027 17,032 16,284
Pool# AB6886
3.00%, 11/1/2027 10,413 10,029
Pool# AS0487
2.50%, 9/1/2028 58,957 55,977
Pool# 930998
4.50%, 4/1/2029 1,513 1,475
Pool# MA0243
5.00%, 11/1/2029 4,483 4,420
Pool# AL8077
3.50%, 12/1/2029 5,081 4,889
Pool# MA0268
5.00%, 12/1/2029 4,438 4,372
Pool# AD5655
5.00%, 5/1/2030 11,408 11,207
Pool# MA0443
5.00%, 5/1/2030 5,713 5,636
Pool# AB1038
5.00%, 5/1/2030 5,048 4,958
Pool# AS5420
3.00%, 7/1/2030 25,439 23,988
Pool# MA0559
5.00%, 9/1/2030 2,074 2,037
Pool# AZ9234
3.50%, 10/1/2030 5,025 4,789
Pool# AH1515
4.00%, 12/1/2030 99,105 95,283
Pool# AD0716
6.50%, 12/1/2030 59,091 59,546
Pool# MA0641
4.00%, 2/1/2031 92,536 88,965
Pool# 560868
7.50%, 2/1/2031 253 252
Pool# BC5968
2.50%, 4/1/2031 21,951 20,340
Pool# BC4430
3.00%, 4/1/2031 7,847 7,383
Pool# AL8566
3.00%, 6/1/2031 25,787 24,203
Pool# AL8565
3.00%, 6/1/2031 23,284 21,849
Pool# AS8028
2.50%, 9/1/2031 71,772 66,260
Pool# 607212
7.50%, 10/1/2031 1,724 1,711
Pool# BM3814
2.50%, 12/1/2031 38,550 35,612
Pool# AS8609
3.00%, 1/1/2032 34,539 32,251
Pool# AL9585
3.50%, 1/1/2032 8,493 8,089
Pool# BM4624
3.00%, 2/1/2032 27,523 25,847
Pool# AS8767
3.00%, 2/1/2032 26,696 24,963
Pool# AL9871
3.00%, 2/1/2032 11,216 10,525
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3269
2.50%, 4/1/2032 66,024 60,818
Pool# BM4088
3.00%, 6/1/2032 24,472 22,993
Pool# MA1107
3.50%, 7/1/2032 24,433 23,021
Pool# BH6610
3.50%, 7/1/2032 7,364 6,986
Pool# BM1669
3.00%, 8/1/2032 13,835 12,911
Pool# BM5167
3.50%, 9/1/2032 5,474 5,223
Pool# BH9391
3.50%, 10/1/2032 6,551 6,223
Pool# BM3977
3.00%, 12/1/2032 52,771 49,215
Pool# CA0951
3.00%, 12/1/2032 35,052 32,650
Pool# FM1661
2.50%, 1/1/2033 138,361 129,590
Pool# BM4338
2.50%, 1/1/2033 64,081 59,154
Pool# 656559
6.50%, 2/1/2033 8,257 8,364
Pool# 694846
6.50%, 4/1/2033 1,379 1,424
Pool# AB9402
3.00%, 5/1/2033 85,248 78,531
Pool# AB9403
3.00%, 5/1/2033 33,051 30,387
Pool# MA1527
3.00%, 8/1/2033 148,912 136,856
Pool# 750229
6.50%, 10/1/2033 10,294 10,373
Pool# 725228
6.00%, 3/1/2034 196,239 198,769
Pool# 788027
6.50%, 9/1/2034 13,333 13,517
Pool# FM4900
2.00%, 12/1/2035 51,121 44,404
Pool# CA8789
2.00%, 2/1/2036 314,189 272,522
Pool# CA9145
2.00%, 2/1/2036 255,389 221,521
Pool# FM5571
2.00%, 2/1/2036 138,812 120,579
Pool# CA9475
2.00%, 3/1/2036 81,731 70,892
Pool# CB0262
2.00%, 4/1/2036 1,647,613 1,426,632
Pool# FM8538
2.00%, 8/1/2036 18,736 16,251
Pool# AL4260
5.50%, 9/1/2036 16,016 15,946
Pool# MA4441
1.50%, 10/1/2036 38,787 32,724
Pool# FS0180
2.00%, 12/1/2036 122,380 105,615
Pool# FS0155
2.00%, 12/1/2036 58,389 50,550
Pool# BU1381
2.00%, 12/1/2036 39,177 33,902

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB2709
2.00%, 1/1/2037 97,540 84,442
Pool# MA4535
1.50%, 2/1/2037 266,700 224,349
Pool# MA4566
1.50%, 3/1/2037 456,075 383,917
Pool# MA4581
1.50%, 4/1/2037 70,485 59,332
Pool# CB3441
2.50%, 4/1/2037 32,087 28,442
Pool# FS2497
1.50%, 8/1/2037 38,028 32,009
Pool# MA4726
4.00%, 9/1/2037 5,425 5,155
Pool# MA4797
4.00%, 11/1/2037 6,549 6,223
Pool# 955194
7.00%, 11/1/2037 49,446 51,273
Pool# MA5223
4.00%, 11/1/2038 1,847 1,754
Pool# AB1735
3.50%, 11/1/2040 4,564 4,092
Pool# AB2067
3.50%, 1/1/2041 131,882 118,255
Pool# AB2068
3.50%, 1/1/2041 78,291 70,203
Pool# 932888
3.50%, 1/1/2041 54,881 49,210
Pool# 932891
3.50%, 1/1/2041 10,319 9,253
Pool# AI9920
4.00%, 9/1/2041 4,159 3,800
Pool# AI9851
4.50%, 9/1/2041 20,990 19,949
Pool# AJ5431
4.50%, 10/1/2041 47,215 44,833
Pool# AJ4861
4.00%, 12/1/2041 62,091 57,027
Pool# AX5316
4.50%, 1/1/2042 6,855 6,516
Pool# AL2499
4.50%, 1/1/2042 2,200 2,091
Pool# AW8167
3.50%, 2/1/2042 154,383 138,425
Pool# AB5185
3.50%, 5/1/2042 124,808 111,904
Pool# AO3575
4.50%, 5/1/2042 43,403 41,160
Pool# AP2092
4.50%, 8/1/2042 10,943 10,294
Pool# AP7489
4.00%, 9/1/2042 203,867 187,218
Pool# AL2782
4.50%, 9/1/2042 27,569 26,202
Pool# AL2677
3.50%, 11/1/2042 72,528 65,030
Pool# MA1273
3.50%, 12/1/2042 90,059 80,747
Pool# AR8213
3.50%, 4/1/2043 78,869 70,715
Pool# AB9238
3.00%, 5/1/2043 297,642 255,571
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9237
3.00%, 5/1/2043 236,409 202,991
Pool# AB9236
3.00%, 5/1/2043 53,935 46,311
Pool# AB9362
3.50%, 5/1/2043 203,715 182,646
Pool# AT4145
3.00%, 6/1/2043 114,862 98,624
Pool# AB9814
3.00%, 7/1/2043 289,161 248,288
Pool# AS0255
4.50%, 8/1/2043 82,591 78,086
Pool# AS0516
3.00%, 9/1/2043 110,335 94,721
Pool# BM4222
3.00%, 1/1/2044 152,552 131,012
Pool# AW1006
4.00%, 5/1/2044 56,589 52,333
Pool# AL7767
4.50%, 6/1/2044 3,683 3,428
Pool# AS3946
4.00%, 12/1/2044 179,160 164,199
Pool# BM3611
4.00%, 1/1/2045 29,685 27,258
Pool# BM3804
3.50%, 2/1/2045 16,234 14,555
Pool# AL9555
4.00%, 2/1/2045 419,366 385,192
Pool# AL6889
4.50%, 2/1/2045 29,683 28,064
Pool# BM3931
3.00%, 3/1/2045 33,760 28,994
Pool# BM3664
3.00%, 5/1/2045 152,292 130,790
Pool# AS4921
3.50%, 5/1/2045 206,423 183,156
Pool# BM5562
4.00%, 6/1/2045 48,458 44,470
Pool# AL7207
4.50%, 8/1/2045 38,160 36,079
Pool# AS6362
4.50%, 12/1/2045 6,599 6,239
Pool# AS6474
3.50%, 1/1/2046 59,971 53,469
Pool# AS6539
3.50%, 1/1/2046 54,521 48,611
Pool# AL9849
3.50%, 1/1/2046 45,994 41,241
Pool# AL9781
4.50%, 2/1/2046 58,143 55,062
Pool# BM4621
3.50%, 3/1/2046 35,765 32,068
Pool# BC0823
3.50%, 4/1/2046 35,196 30,993
Pool# AL8833
4.00%, 6/1/2046 61,556 56,927
Pool# AS7545
3.50%, 7/1/2046 53,385 46,940
Pool# MA2705
3.00%, 8/1/2046 134,626 114,376
Pool# BC1489
3.00%, 8/1/2046 19,416 16,508

38 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7760
4.00%, 8/1/2046 54,645 50,046
Pool# AS7770
4.50%, 8/1/2046 4,541 4,289
Pool# AL8947
3.50%, 9/1/2046 11,025 9,706
Pool# AL9263
3.00%, 10/1/2046 39,289 33,338
Pool# BM3932
3.50%, 10/1/2046 46,419 40,863
Pool# FM1871
4.00%, 10/1/2046 37,848 34,762
Pool# BC4766
4.50%, 10/1/2046 9,776 9,243
Pool# AS8154
4.50%, 10/1/2046 2,720 2,570
Pool# FM1368
3.00%, 11/1/2046 368,472 313,832
Pool# BC9003
3.00%, 11/1/2046 41,959 35,609
Pool# BE5067
3.50%, 11/1/2046 122,251 108,026
Pool# BC9067
3.00%, 12/1/2046 59,569 50,538
Pool# AS8417
3.50%, 12/1/2046 49,175 43,238
Pool# AS8650
3.00%, 1/1/2047 286,138 242,610
Pool# AS8692
3.50%, 1/1/2047 49,953 43,971
Pool# BD2440
3.50%, 1/1/2047 17,762 15,618
Pool# BE7115
4.50%, 1/1/2047 2,258 2,126
Pool# BD5046
3.50%, 2/1/2047 17,366 15,269
Pool# AS8979
4.50%, 3/1/2047 12,093 11,418
Pool# BM3707
2.50%, 4/1/2047 37,908 30,895
Pool# AS9467
4.00%, 4/1/2047 4,967 4,545
Pool# AS9470
4.50%, 4/1/2047 39,937 37,675
Pool# BH0304
4.50%, 4/1/2047 2,701 2,544
Pool# AS9562
3.00%, 5/1/2047 23,148 19,590
Pool# BM3237
3.50%, 5/1/2047 86,127 76,570
Pool# AS9577
3.50%, 5/1/2047 67,283 58,535
Pool# AS9586
4.00%, 5/1/2047 316,883 290,372
Pool# BM1268
4.00%, 5/1/2047 101,324 92,712
Pool# AS9794
3.50%, 6/1/2047 62,156 55,473
Pool# BE3702
4.00%, 6/1/2047 29,947 27,303
Pool# BM1295
4.50%, 6/1/2047 37,452 35,339
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE9624
4.50%, 6/1/2047 17,490 16,371
Pool# BM3801
3.00%, 7/1/2047 93,306 79,160
Pool# AS9909
3.50%, 7/1/2047 55,358 49,170
Pool# BM3556
4.00%, 9/1/2047 18,787 17,397
Pool# CA0623
4.50%, 10/1/2047 7,453 7,026
Pool# BM3379
3.00%, 12/1/2047 163,666 139,023
Pool# BJ1699
4.00%, 12/1/2047 59,744 55,325
Pool# MA3238
3.50%, 1/1/2048 95,455 83,929
Pool# MA3277
4.00%, 2/1/2048 68,550 62,560
Pool# BK1972
4.50%, 3/1/2048 14,488 13,765
Pool# MA3332
3.50%, 4/1/2048 73,743 64,838
Pool# CA1531
3.50%, 4/1/2048 22,317 19,857
Pool# CA1510
3.50%, 4/1/2048 20,170 17,735
Pool# CA1560
4.50%, 4/1/2048 22,508 21,117
Pool# CA1898
4.50%, 6/1/2048 44,373 41,768
Pool# CA1951
4.00%, 7/1/2048 19,518 17,774
Pool# BK6577
4.50%, 7/1/2048 3,565 3,340
Pool# CA2376
4.00%, 9/1/2048 29,367 26,688
Pool# MA3495
4.00%, 10/1/2048 57,706 52,461
Pool# BM4664
4.50%, 10/1/2048 30,713 28,856
Pool# FM1001
3.50%, 11/1/2048 11,027 9,696
Pool# MA3521
4.00%, 11/1/2048 45,097 40,774
Pool# MA3536
4.00%, 12/1/2048 45,465 41,275
Pool# BN0340
4.50%, 12/1/2048 62,673 58,743
Pool# CA2779
4.50%, 12/1/2048 32,778 30,797
Pool# MA3563
4.00%, 1/1/2049 180,222 163,616
Pool# BN3944
4.00%, 1/1/2049 17,535 15,930
Pool# CA3387
4.00%, 4/1/2049 67,349 61,713
Pool# CA3489
4.00%, 5/1/2049 39,736 36,410
Pool# MA3665
4.50%, 5/1/2049 59,153 55,387
Pool# CA3669
4.00%, 6/1/2049 78,526 71,545

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3825
4.00%, 7/1/2049 23,513 21,697
Pool# FM2887
3.00%, 3/1/2050 87,606 73,594
Pool# FM0077
3.00%, 3/1/2050 41,923 35,164
Pool# CA5510
3.00%, 4/1/2050 133,374 112,041
Pool# MA4048
3.00%, 6/1/2050 42,421 35,555
Pool# MA4077
2.00%, 7/1/2050 88,841 67,726
Pool# CA6598
2.50%, 8/1/2050 289,480 232,370
Pool# MA4097
3.00%, 8/1/2050 9,353 7,838
Pool# BQ4909
2.00%, 9/1/2050 779,477 594,760
Pool# CA6985
2.00%, 9/1/2050 487,927 373,542
Pool# FM4222
2.50%, 9/1/2050 564,538 457,389
Pool# CA7572
2.50%, 10/1/2050 460,942 373,457
Pool# CA7368
2.50%, 10/1/2050 361,534 289,560
Pool# CA7369
2.50%, 10/1/2050 267,766 214,458
Pool# MA4181
1.50%, 11/1/2050 431,442 310,348
Pool# FM4808
2.50%, 11/1/2050 254,923 203,420
Pool# MA4210
2.50%, 12/1/2050 65,478 52,249
Pool# CA8442
2.00%, 1/1/2051 948,186 727,862
Pool# FM6031
2.00%, 2/1/2051 1,298,966 984,670
Pool# CA8893
2.00%, 2/1/2051 385,382 293,771
Pool# BQ9747
2.00%, 2/1/2051 330,289 251,067
Pool# CA8823
2.00%, 2/1/2051 207,385 158,090
Pool# FM6135
2.00%, 2/1/2051 132,980 101,805
Pool# FM6554
2.00%, 3/1/2051 514,270 393,707
Pool# FM6569
2.50%, 3/1/2051 577,184 459,852
Pool# FM7677
2.50%, 3/1/2051 536,862 431,067
Pool# FM6834
2.00%, 4/1/2051 638,190 488,573
Pool# CB0235
2.00%, 4/1/2051 292,077 223,182
Pool# CB0149
2.00%, 4/1/2051 198,772 151,956
Pool# CB0400
2.00%, 5/1/2051 80,642 62,345
Pool# CB0684
2.00%, 6/1/2051 307,873 235,226
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8630
1.50%, 7/1/2051 38,598 27,767
Pool# CB1110
2.00%, 7/1/2051 83,472 63,786
Pool# FM8160
2.50%, 7/1/2051 154,110 124,272
Pool# FM8007
2.50%, 7/1/2051 97,259 77,887
Pool# FM8011
2.50%, 8/1/2051 306,441 246,618
Pool# FM8441
2.50%, 8/1/2051 122,858 98,477
Pool# CB1330
2.50%, 8/1/2051 103,215 82,444
Pool# MA4399
2.50%, 8/1/2051 82,887 65,917
Pool# FM8794
2.50%, 9/1/2051 299,153 239,417
Pool# FM9082
2.00%, 10/1/2051 105,626 80,976
Pool# CB1871
2.50%, 10/1/2051 375,072 300,138
Pool# MA4464
1.50%, 11/1/2051 50,363 36,153
Pool# MA4465
2.00%, 11/1/2051 672,938 509,864
Pool# FM9450
2.00%, 11/1/2051 105,416 80,406
Pool# FM9491
2.50%, 11/1/2051 42,954 34,245
Pool# FM9494
2.50%, 11/1/2051 27,337 21,870
Pool# FM9543
2.50%, 12/1/2051 437,688 350,130
Pool# CB2410
2.50%, 12/1/2051 108,005 86,372
Pool# FM9806
2.50%, 12/1/2051 92,995 74,374
Pool# MA4512
2.50%, 1/1/2052 797,269 631,397
Pool# BU8176
2.50%, 1/1/2052 435,051 345,537
Pool# FS2639
2.50%, 1/1/2052 315,596 251,180
Pool# BU9929
2.00%, 2/1/2052 243,467 184,435
Pool# MA4578
2.50%, 4/1/2052 358,613 284,458
Pool# CB3351
2.50%, 4/1/2052 67,728 53,755
Pool# MA4700
4.00%, 8/1/2052 70,513 63,198
Pool# FS2972
4.50%, 10/1/2052 45,852 42,442
Pool# MA4805
4.50%, 11/1/2052 58,978 54,371
Pool# CB5084
5.00%, 11/1/2052 47,083 45,066
Pool# CB5268
4.50%, 12/1/2052 327,510 302,061
Pool# FS3416
5.00%, 12/1/2052 90,102 86,258

40 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB5535
5.00%, 1/1/2053 239,168 226,787
Pool# BW5089
5.00%, 1/1/2053 64,353 61,046
Pool# CB5642
5.50%, 2/1/2053 78,893 76,739
Pool# CB5836
5.00%, 3/1/2053 44,918 43,166
Pool# CB5908
5.50%, 3/1/2053 73,481 71,887
Pool# FS4070
5.50%, 3/1/2053 47,620 46,658
Pool# CB6004
5.50%, 4/1/2053 307,608 301,580
Pool# CB6182
5.00%, 5/1/2053 142,927 135,498
Pool# MA5073
6.00%, 7/1/2053 49,715 49,284
Pool# FS5424
4.50%, 8/1/2053 40,758 37,648
Pool# CB6921
6.00%, 8/1/2053 32,853 33,128
Pool# FS5886
6.00%, 9/1/2053 106,986 106,310
Pool# CB7115
6.00%, 9/1/2053 51,154 51,269
Pool# CB7484
6.50%, 11/1/2053 176,099 177,946
Pool# FS6294
6.50%, 11/1/2053 21,171 21,369
Pool# FS6529
6.50%, 12/1/2053 144,472 146,154
Pool# CB7803
6.50%, 1/1/2054 82,568 83,791
Pool# CB7865
6.50%, 1/1/2054 20,784 21,024
Pool# CB8024
6.50%, 2/1/2054 123,283 126,118
Pool# CB8342
6.00%, 4/1/2054 152,900 151,684
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 5/25/2039 200,000 168,141
2.50%, 5/25/2039 364,000 322,248
3.00%, 5/25/2039 425,000 385,518
3.50%, 5/25/2039 200,000 185,603
4.00%, 5/25/2039 75,000 71,167
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 5/25/2054 875,000
866,865
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 5/25/2054 225,000 161,194
2.50%, 5/25/2054 575,000 454,857
3.00%, 5/25/2054 500,000 412,794
3.50%, 5/25/2054 575,000 495,557
4.00%, 5/25/2054 850,000 760,176
4.50%, 5/25/2054 549,000 505,857
5.00%, 5/25/2054 1,101,000 1,043,206
5.50%, 5/25/2054 1,146,000 1,112,251
6.50%, 5/25/2054 400,000 403,017
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 522 525
Pool# 486936
6.50%, 2/15/2029 220 225
Pool# 502969
6.00%, 3/15/2029 906 920
Pool# 487053
7.00%, 3/15/2029 305 305
Pool# 781014
6.00%, 4/15/2029 565 567
Pool# 509099
7.00%, 6/15/2029 1,377 1,379
Pool# 434505
7.50%, 8/15/2029 24 24
Pool# 781124
7.00%, 12/15/2029 2,158 2,205
Pool# 507396
7.50%, 9/15/2030 16,027 16,041
Pool# 531352
7.50%, 9/15/2030 1,105 1,106
Pool# 536334
7.50%, 10/15/2030 85 85
Pool# 486019
7.50%, 1/15/2031 405 406
Pool# 535388
7.50%, 1/15/2031 273 273
Pool# 528589
6.50%, 3/15/2031 4,817 4,883
Pool# 508473
7.50%, 4/15/2031 1,665 1,670
Pool# 544470
8.00%, 4/15/2031 608 609
Pool# 781287
7.00%, 5/15/2031 1,017 1,033
Pool# 781319
7.00%, 7/15/2031 338 351
Pool# 485879
7.00%, 8/15/2031 798 799
Pool# 572554
6.50%, 9/15/2031 15,555 15,974
Pool# 781328
7.00%, 9/15/2031 984 1,013
Pool# 550991
6.50%, 10/15/2031 262 270
Pool# 571267
7.00%, 10/15/2031 138 138
Pool# 555171
6.50%, 12/15/2031 644 659
Pool# 781380
7.50%, 12/15/2031 329 341
Pool# 781481
7.50%, 1/15/2032 1,542 1,591
Pool# 580972
6.50%, 2/15/2032 85 87
Pool# 781401
7.50%, 2/15/2032 1,082 1,126
Pool# 781916
6.50%, 3/15/2032 10,443 10,619
Pool# 552474
7.00%, 3/15/2032 2,036 2,065
Pool# 781478
7.50%, 3/15/2032 627 650

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781429
8.00%, 3/15/2032 1,139 1,190
Pool# 781431
7.00%, 4/15/2032 4,137 4,283
Pool# 552616
7.00%, 6/15/2032 15,889 16,048
Pool# 570022
7.00%, 7/15/2032 6,928 7,055
Pool# 595077
6.00%, 10/15/2032 2,093 2,158
Pool# 552903
6.50%, 11/15/2032 25,985 26,595
Pool# 552952
6.00%, 12/15/2032 1,407 1,421
Pool# 602102
6.00%, 2/15/2033 7,982 8,136
Pool# 588192
6.00%, 2/15/2033 1,639 1,660
Pool# 553144
5.50%, 4/15/2033 5,031 5,020
Pool# 604243
6.00%, 4/15/2033 2,767 2,865
Pool# 611526
6.00%, 5/15/2033 4,433 4,489
Pool# 553320
6.00%, 6/15/2033 8,566 8,751
Pool# 604788
6.50%, 11/15/2033 28,035 29,008
Pool# 781688
6.00%, 12/15/2033 11,342 11,639
Pool# 604875
6.00%, 12/15/2033 9,599 9,896
Pool# 781690
6.00%, 12/15/2033 4,111 4,143
Pool# 781699
7.00%, 12/15/2033 1,251 1,262
Pool# 621856
6.00%, 1/15/2034 5,101 5,155
Pool# 564799
6.00%, 3/15/2034 3,813 3,869
Pool# 630038
6.50%, 8/15/2034 18,106 18,654
Pool# 781804
6.00%, 9/15/2034 11,439 11,731
Pool# 781847
6.00%, 12/15/2034 8,492 8,708
Pool# 486921
5.50%, 2/15/2035 2,989 3,008
Pool# 781902
6.00%, 2/15/2035 11,113 11,395
Pool# 649510
5.50%, 10/15/2035 35,777 36,187
Pool# 652207
5.50%, 3/15/2036 25,090 25,161
Pool# 655519
5.00%, 5/15/2036 11,708 11,565
Pool# 652539
5.00%, 5/15/2036 4,022 3,904
Pool# 606308
5.50%, 5/15/2036 4,116 4,143
Pool# 656666
6.00%, 6/15/2036 6,198 6,283
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 657912
6.50%, 8/15/2036 1,950 1,996
Pool# 704630
5.50%, 7/15/2039 10,151 10,180
Pool# 757038
4.00%, 12/15/2040 100,605 92,823
Pool# 757039
4.00%, 12/15/2040 100,204 91,958
Pool# 755656
4.00%, 12/15/2040 35,465 32,897
Pool# 757044
4.00%, 12/15/2040 32,263 29,832
Pool# 742235
4.00%, 12/15/2040 28,172 25,993
Pool# 755655
4.00%, 12/15/2040 21,597 20,033
Pool# 757043
4.00%, 12/15/2040 14,759 13,618
Pool# 756631
4.00%, 12/15/2040 10,996 10,200
Pool# 755959
4.00%, 1/15/2041 76,649 71,099
Pool# 742244
4.00%, 1/15/2041 65,166 60,125
Pool# 753826
4.00%, 1/15/2041 35,174 32,453
Pool# 690662
4.00%, 1/15/2041 21,748 20,066
Pool# 719486
4.00%, 1/15/2041 6,799 6,240
Pool# 757555
4.00%, 2/15/2041 14,761 13,692
Pool# 757557
4.00%, 2/15/2041 7,312 6,782
Pool# AD6012
3.50%, 4/15/2043 199,515 180,189
Pool# AA6307
3.50%, 4/15/2043 60,506 54,556
Pool# AA6403
3.00%, 5/15/2043 273,132 238,540
Pool# 783781
3.50%, 6/15/2043 64,446 57,946
Pool# 784015
3.00%, 7/15/2043 15,405 13,454
Pool# 784714
3.00%, 1/15/2044 82,512 72,062
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 59,636 60,077
Pool# 4559
5.00%, 10/20/2039 81,618 80,091
Pool# 737727
4.00%, 12/20/2040 331,866 307,021
Pool# 737730
4.00%, 12/20/2040 97,059 89,794
Pool# 4923
4.50%, 1/20/2041 56,060 53,614
Pool# 4978
4.50%, 3/20/2041 7,834 7,492
Pool# 5017
4.50%, 4/20/2041 80,662 77,142

42 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 5082
4.50%, 6/20/2041 143,611 137,344
Pool# 675523
3.50%, 3/20/2042 130,038 115,176
Pool# MA0462
3.50%, 10/20/2042 208,304 187,584
Pool# MA0625
3.50%, 12/20/2042 159,631 143,760
Pool# MA0698
3.00%, 1/20/2043 134,914 117,190
Pool# AF1001
3.50%, 6/20/2043 106,124 94,121
Pool# AJ9335
3.50%, 10/20/2044 7,580 6,719
Pool# MA2754
3.50%, 4/20/2045 76,649 68,826
Pool# MA2824
2.50%, 5/20/2045 114,371 95,522
Pool# MA2825
3.00%, 5/20/2045 159,175 138,114
Pool# MA2891
3.00%, 6/20/2045 419,111 362,472
Pool# MA2892
3.50%, 6/20/2045 34,961 31,329
Pool# MA2960
3.00%, 7/20/2045 138,086 119,767
Pool# MA3172
3.00%, 10/20/2045 49,219 42,655
Pool# MA3173
3.50%, 10/20/2045 3,010 2,691
Pool# MA3243
3.00%, 11/20/2045 44,059 38,189
Pool# MA3244
3.50%, 11/20/2045 56,951 51,016
Pool# 784098
3.00%, 12/20/2045 229,812 198,972
Pool# 784119
3.00%, 2/20/2046 183,080 158,511
Pool# MA3520
3.00%, 3/20/2046 153,361 132,725
Pool# MA3521
3.50%, 3/20/2046 129,512 115,842
Pool# MA3735
3.00%, 6/20/2046 147,856 127,708
Pool# MA3876
4.50%, 8/20/2046 5,066 4,851
Pool# MA3939
4.50%, 9/20/2046 3,034 2,846
Pool# MA4125
2.50%, 12/20/2046 43,567 36,257
Pool# MA4126
3.00%, 12/20/2046 513,331 443,046
Pool# MA4194
2.50%, 1/20/2047 109,699 91,194
Pool# MA4196
3.50%, 1/20/2047 14,806 13,229
Pool# MA4264
4.50%, 2/20/2047 5,481 5,214
Pool# MA4321
3.50%, 3/20/2047 190,586 170,179
Pool# AZ1974
3.50%, 4/20/2047 76,105 67,801
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4384
4.50%, 4/20/2047 4,657 4,433
Pool# MA4512
4.50%, 6/20/2047 13,421 12,752
Pool# MA4652
3.50%, 8/20/2047 53,383 47,616
Pool# MA4836
3.00%, 11/20/2047 82,712 71,226
Pool# 784421
3.50%, 12/20/2047 181,113 161,476
Pool# MA4900
3.50%, 12/20/2047 116,540 103,840
Pool# MA4962
3.50%, 1/20/2048 3,678 3,278
Pool# 784480
3.50%, 4/20/2048 44,239 39,509
Pool# 784481
3.50%, 4/20/2048 8,707 7,748
Pool# MA5191
3.50%, 5/20/2048 115,306 102,851
Pool# MA5331
4.50%, 7/20/2048 35,153 33,197
Pool# MA5465
3.50%, 9/20/2048 13,618 12,132
Pool# BK2856
4.50%, 12/20/2048 4,236 3,911
Pool# MA5818
4.50%, 3/20/2049 676,883 638,983
Pool# MA6092
4.50%, 8/20/2049 21,101 19,813
Pool# MA6409
3.00%, 1/20/2050 195,990 168,229
Pool# MA6764
2.00%, 7/20/2050 53,478 42,215
Pool# MA6818
2.00%, 8/20/2050 432,686 341,472
Pool# BW4732
2.50%, 8/20/2050 341,717 271,790
Pool# BW6206
2.50%, 8/20/2050 329,006 261,680
Pool# BW4741
2.50%, 9/20/2050 338,470 269,208
Pool# MA7051
2.00%, 12/20/2050 335,722 264,623
Pool# MA7311
2.00%, 4/20/2051 1,503,395 1,183,824
Pool# MA7472
2.50%, 7/20/2051 591,580 485,658
Pool# MA7767
2.50%, 12/20/2051 105,605 86,663
Pool# MA7936
2.50%, 3/20/2052 1,184,740 971,677
Pool# MA7987
2.50%, 4/20/2052 265,251 217,534
Pool# MA8197
2.50%, 8/20/2052 598,243 490,870
Pool# MA8201
4.50%, 8/20/2052 68,354 63,751
Pool# MA8491
5.50%, 12/20/2052 115,124 112,973
Pool# MA8800
5.00%, 4/20/2053 447,521 428,680

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8948
5.50%, 6/20/2053 186,645 183,156
Pool# 786798
5.50%, 7/20/2053 65,002 64,287
Pool# MA9172
6.00%, 9/20/2053 129,265 129,969
Pool# MA9242
6.00%, 10/20/2053 198,044 199,122
Pool# MA9364
6.50%, 12/20/2053 19,746 20,023
Pool# MA9424
6.00%, 1/20/2054 40,710 40,932
GNMA TBA
2.00%, 5/15/2054 1,750,000 1,376,842
2.50%, 5/15/2054 600,000 491,813
5.00%, 5/15/2054 800,000 765,748
5.50%, 5/15/2054 350,000 343,113
6.00%, 5/15/2054 225,000 225,567
6.50%, 5/15/2054 425,000 430,303
6.00%, 6/15/2054 75,000 74,837
Total Mortgage-Backed Securities
(cost $80,017,313)
68,843,809
Municipal Bonds 0 .7%
California 0 .1%
Bay Area Toll Authority, RB,
Series S, 6.91%, 10/1/2050 25,000 28,358
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 108,039
Regents of the University of
California Medical Center
Pooled Revenue, RB,
Series N, 3.01%, 5/15/2050 115,000 75,191
State of California,
GO, 7.63%, 3/1/2040 100,000 117,057
University of California, RB,
Series AX, 3.06%, 7/1/2025 50,000 48,767
377,412
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 47,546
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 30,808
State of Illinois, GO, 5.10%,
6/1/2033 185,000 180,747
211,555
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth, RB, 5.20%, 12/1/2039 60,000 58,433
Municipal Bonds
Principal
Amount ($) Value ($)
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 38,587
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 150,000 158,514
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 131,707
290,221
New York 0 .1%
Metropolitan Transportation
Authority, RB, Series C-2,
5.18%, 11/15/2049 25,000 24,999
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 25,039
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 100,000 98,749
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 104,447
253,234
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 95,813
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 94,051
189,864
Texas 0 .2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 40,239
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 150,074
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 17,276
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 50,129
Texas Natural Gas
Securitization Finance Corp.
Series A, 5.10%, 4/1/2035 14,551 14,397
Series A, 5.17%, 4/1/2041 15,000 14,624
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 100,000 99,435
386,174

44 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 18,978
Total Municipal Bonds
(cost $2,034,796)
1,872,004
Supranational 1 .0%
African Development Bank,
4.38%, 3/14/2028 200,000 196,057
Asian Development Bank
2.50%, 11/2/2027 250,000 230,560
2.75%, 1/19/2028 200,000 185,425
4.50%, 8/25/2028 210,000 207,061
3.13%, 9/26/2028 75,000 69,852
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 96,723
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 145,512
European Investment Bank
0.38%, 3/26/2026 100,000 91,487
3.63%, 7/15/2030(b) 80,000 74,953
3.75%, 2/14/2033 200,000 185,375
4.13%, 2/13/2034 100,000 94,603
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 290,646
1.13%, 1/13/2031 50,000 39,473
3.50%, 4/12/2033 200,000 180,499
International Bank for
Reconstruction &
Development
2.50%, 7/29/2025 250,000 241,553
4.63%, 8/1/2028 260,000 257,699
1.75%, 10/23/2029 250,000 212,990
Total Supranational
(cost $2,969,851)
2,800,468
U.S. Government Agency Securities 0 .9%
FHLB
3.13%, 6/13/2025 475,000 463,646
5.50%, 7/15/2036 200,000 211,295
FHLMC
0.38%, 7/21/2025 65,000 61,347
6.75%, 3/15/2031 200,000 222,671
6.25%, 7/15/2032(b) 165,000 181,272
FNMA
2.63%, 9/6/2024 200,000 198,077
0.50%, 6/17/2025 500,000 474,337
6.25%, 5/15/2029(b) 100,000 106,581
7.25%, 5/15/2030(b) 200,000 225,698
0.88%, 8/5/2030 80,000 63,098
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 95,559
Total U.S. Government Agency Securities
(cost $2,429,229)
2,303,581
U.S. Treasury Obligations 42 .6%
U.S. Treasury Bonds
6.00%, 2/15/2026 (b) 444,500 452,991
5.50%, 8/15/2028 (b) 300,000 309,059
5.25%, 11/15/2028 (b) 100,000 101,984
4.50%, 2/15/2036 (b) 400,000 398,156
4.75%, 2/15/2037 (b) 400,000 405,906
4.50%, 5/15/2038 (b) 500,000 490,371
4.50%, 8/15/2039 185,000 179,775
4.38%, 11/15/2039 480,000 458,944
1.13%, 5/15/2040 500,000 294,395
4.38%, 5/15/2040 200,000 190,625
3.88%, 8/15/2040 400,000 357,750
1.38%, 11/15/2040 600,000 363,609
4.25%, 11/15/2040 200,000 186,938
1.88%, 2/15/2041 500,000 328,613
1.75%, 8/15/2041 500,000 317,480
3.75%, 8/15/2041 150,000 130,576
2.00%, 11/15/2041 250,000 165,156
3.13%, 11/15/2041 300,000 238,008
2.38%, 2/15/2042 100,000 70,113
3.13%, 2/15/2042 80,000 63,225
3.25%, 5/15/2042 300,000 240,973
2.75%, 8/15/2042 500,000 370,039
3.38%, 8/15/2042 300,000 244,746
2.75%, 11/15/2042 250,000 184,336
4.00%, 11/15/2042 200,000 178,195
3.13%, 2/15/2043 650,000 507,559
3.88%, 2/15/2043 800,000 698,844
2.88%, 5/15/2043 700,000 523,879
3.88%, 5/15/2043 400,000 348,828
3.63%, 8/15/2043 500,000 419,434
4.38%, 8/15/2043 200,000 186,781
3.75%, 11/15/2043 250,000 213,291
4.75%, 11/15/2043 (b) 600,000 588,562
3.63%, 2/15/2044 500,000 418,184
4.50%, 2/15/2044 100,000 94,937
3.13%, 8/15/2044 400,000 308,203
3.00%, 11/15/2044 350,000 263,402
3.00%, 5/15/2045 400,000 299,688
2.50%, 2/15/2046 400,000 271,203
2.50%, 5/15/2046 400,000 270,453
2.25%, 8/15/2046 300,000 192,340
2.88%, 11/15/2046 275,000 198,913
3.00%, 2/15/2047 400,000 295,188
3.00%, 5/15/2047 400,000 294,625
2.75%, 8/15/2047 350,000 245,232
3.00%, 2/15/2048 500,000 366,387
3.00%, 8/15/2048 350,000 255,705
3.38%, 11/15/2048 500,000 391,348
2.88%, 5/15/2049 400,000 284,234
2.25%, 8/15/2049 500,000 310,352
2.38%, 11/15/2049 450,000 286,980
2.00%, 2/15/2050 500,000 290,977

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 45
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.25%, 5/15/2050 800,000 377,906
1.38%, 8/15/2050 700,000 341,551
1.63%, 11/15/2050 250,000 130,645
1.88%, 2/15/2051 950,000 530,367
2.38%, 5/15/2051 900,000 567,773
2.00%, 8/15/2051 700,000 401,844
1.88%, 11/15/2051 830,000 460,261
2.25%, 2/15/2052 800,000 487,844
2.88%, 5/15/2052 640,000 450,375
3.00%, 8/15/2052 600,000 433,195
4.00%, 11/15/2052 750,000 657,188
3.63%, 2/15/2053 1,150,000 939,586
3.63%, 5/15/2053 800,000 653,875
4.13%, 8/15/2053 700,000 626,828
4.75%, 11/15/2053 500,000 497,422
4.25%, 2/15/2054 600,000 549,281
U.S. Treasury Notes
0.38%, 4/30/2025 500,000 476,528
3.88%, 4/30/2025 1,700,000 1,677,322
2.13%, 5/15/2025 600,000 581,191
2.75%, 5/15/2025 (b) 500,000 487,476
0.25%, 5/31/2025 500,000 473,945
0.25%, 6/30/2025 500,000 472,188
2.75%, 6/30/2025 (b) 550,000 534,811
3.00%, 7/15/2025 700,000 682,090
2.88%, 7/31/2025 750,000 728,965
4.75%, 7/31/2025 (b) 1,400,000 1,392,508
2.00%, 8/15/2025 500,000 480,352
0.25%, 8/31/2025 1,000,000 937,070
5.00%, 8/31/2025 1,000,000 997,422
3.50%, 9/15/2025 600,000 586,664
0.25%, 9/30/2025 600,000 560,016
4.25%, 10/15/2025 1,000,000 987,227
3.00%, 10/31/2025 800,000 775,313
5.00%, 10/31/2025 1,000,000 997,656
2.25%, 11/15/2025 1,500,000 1,436,074
0.38%, 11/30/2025 1,300,000 1,206,766
4.00%, 12/15/2025 900,000 884,109
0.38%, 12/31/2025 1,200,000 1,109,906
3.88%, 1/15/2026 2,000,000 1,959,688
0.38%, 1/31/2026 1,000,000 921,445
2.63%, 1/31/2026 750,000 719,063
1.63%, 2/15/2026 400,000 376,422
4.00%, 2/15/2026 500,000 490,723
4.63%, 3/15/2026 400,000 396,828
0.75%, 3/31/2026 (b) 500,000 461,152
3.75%, 4/15/2026 500,000 488,027
4.88%, 4/30/2026 900,000 897,293
4.13%, 6/15/2026 800,000 785,719
0.63%, 7/31/2026 1,000,000 908,125
1.50%, 8/15/2026 400,000 370,063
0.75%, 8/31/2026 1,000,000 907,969
1.38%, 8/31/2026 1,000,000 921,445
4.63%, 9/15/2026 600,000 595,289
1.63%, 9/30/2026 (b) 1,000,000 925,117
4.63%, 10/15/2026 700,000 694,641
1.63%, 10/31/2026 1,000,000 922,813
2.00%, 11/15/2026 800,000 744,438
1.25%, 12/31/2026 (b) 700,000 636,645
4.00%, 1/15/2027 500,000 488,496
1.50%, 1/31/2027 800,000 730,656
2.25%, 2/15/2027 800,000 745,344
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 2/15/2027 (b) 500,000 490,000
1.13%, 2/28/2027 500,000 450,840
1.88%, 2/28/2027 700,000 644,602
0.63%, 3/31/2027 500,000 442,949
2.50%, 3/31/2027 600,000 561,727
4.50%, 4/15/2027 400,000 395,937
0.50%, 4/30/2027 500,000 439,648
2.75%, 4/30/2027 (b) 450,000 423,580
2.38%, 5/15/2027 500,000 465,078
2.63%, 5/31/2027 700,000 655,430
2.75%, 7/31/2027 300,000 281,203
2.25%, 8/15/2027 500,000 460,742
0.50%, 8/31/2027 500,000 433,828
3.13%, 8/31/2027 700,000 663,277
0.38%, 9/30/2027 500,000 430,527
4.13%, 9/30/2027 700,000 684,441
0.50%, 10/31/2027 500,000 430,918
4.13%, 10/31/2027 500,000 488,535
2.25%, 11/15/2027 870,000 797,647
0.63%, 11/30/2027 250,000 215,791
3.88%, 11/30/2027 430,000 416,563
0.63%, 12/31/2027 500,000 430,137
3.88%, 12/31/2027 800,000 774,688
0.75%, 1/31/2028 500,000 430,957
3.50%, 1/31/2028 1,300,000 1,241,551
2.75%, 2/15/2028 1,000,000 929,063
1.13%, 2/29/2028 700,000 610,695
4.00%, 2/29/2028 300,000 291,563
1.25%, 3/31/2028 500,000 437,246
3.63%, 3/31/2028 600,000 575,016
1.25%, 4/30/2028 700,000 610,531
3.50%, 4/30/2028 1,300,000 1,239,316
2.88%, 5/15/2028 (b) 1,000,000 930,469
1.25%, 5/31/2028 700,000 609,191
3.63%, 5/31/2028 350,000 335,084
1.25%, 6/30/2028 (b) 700,000 607,523
4.00%, 6/30/2028 750,000 728,086
1.00%, 7/31/2028 1,000,000 856,328
4.13%, 7/31/2028 (b) 700,000 682,691
2.88%, 8/15/2028 1,000,000 927,031
4.38%, 8/31/2028 400,000 393,875
1.25%, 9/30/2028 500,000 430,723
4.63%, 9/30/2028 500,000 497,168
1.38%, 10/31/2028 500,000 432,227
4.88%, 10/31/2028 300,000 301,371
1.50%, 11/30/2028 500,000 433,770
3.75%, 12/31/2028 (b) 700,000 671,070
1.75%, 1/31/2029 500,000 436,875
4.00%, 1/31/2029 (b) 400,000 387,578
2.63%, 2/15/2029 457,000 415,834
2.38%, 3/31/2029 400,000 358,875
4.13%, 3/31/2029 (b) 800,000 779,125
2.88%, 4/30/2029 350,000 321,234
4.63%, 4/30/2029 400,000 398,469
2.38%, 5/15/2029 100,000 89,551
2.75%, 5/31/2029 500,000 455,645
3.25%, 6/30/2029 400,000 372,922
2.63%, 7/31/2029 200,000 180,641
1.63%, 8/15/2029 500,000 428,828
3.13%, 8/31/2029 400,000 370,063
3.88%, 9/30/2029 300,000 287,859
4.00%, 10/31/2029 300,000 289,523

46 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.75%, 11/15/2029 250,000 214,941
3.88%, 11/30/2029 850,000 814,605
3.88%, 12/31/2029 700,000 670,551
3.50%, 1/31/2030 650,000 610,162
1.50%, 2/15/2030 700,000 586,988
4.00%, 2/28/2030 350,000 337,176
3.63%, 3/31/2030 400,000 377,547
3.50%, 4/30/2030 700,000 655,867
0.63%, 5/15/2030 700,000 550,949
3.75%, 5/31/2030 300,000 284,684
3.75%, 6/30/2030 900,000 853,523
4.00%, 7/31/2030 550,000 528,730
0.63%, 8/15/2030 950,000 740,777
4.13%, 8/31/2030 400,000 387,078
4.63%, 9/30/2030 500,000 497,480
4.88%, 10/31/2030 800,000 807,000
0.88%, 11/15/2030 800,000 630,094
4.38%, 11/30/2030 200,000 196,180
3.75%, 12/31/2030 400,000 378,187
1.13%, 2/15/2031 (b) 1,200,000 955,922
4.25%, 2/28/2031 600,000 584,156
4.13%, 3/31/2031 500,000 482,969
4.63%, 4/30/2031 400,000 398,125
1.63%, 5/15/2031 1,100,000 900,195
1.25%, 8/15/2031 500,000 394,941
1.38%, 11/15/2031 1,200,000 949,219
1.88%, 2/15/2032 800,000 653,875
2.88%, 5/15/2032 1,000,000 878,672
2.75%, 8/15/2032 1,100,000 953,863
4.13%, 11/15/2032 (b) 750,000 720,117
3.50%, 2/15/2033 1,050,000 960,217
3.38%, 5/15/2033 1,000,000 903,750
3.88%, 8/15/2033 900,000 844,875
4.50%, 11/15/2033 900,000 886,781
4.00%, 2/15/2034 1,500,000 1,420,312
Total U.S. Treasury Obligations
(cost $127,891,219)
114,470,596
Repurchase Agreements 4 .2%
CF Secured, LLC
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $4,408,203,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$4,496,367. (f)(g) 4,407,553 4,407,553
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $7,001,031,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$7,143,664. (f)(g) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $11,407,553)
11,407,553
Total Investments
(cost $312,251,729) — 103.5%
278,414,624
Liabilities in excess of other
assets — (3.5)% (9,383,546)
NET ASSETS — 100.0%
$ 269,031,078
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of April 30, 2024.
(b) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $18,667,772, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $11,407,553 and by $7,855,142 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.75%, and maturity dates ranging from
6/11/2024 – 2/15/2054, a total value of $19,262,695.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of April 30, 2024.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$361,810 which represents 0.13% of net assets.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of April 30, 2024.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of April 30, 2024 was $11,407,553.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Bond Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 47
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks 98 .6%
Shares Value ($)
AUSTRALIA 7 .2%
Banks 1 .8%
ANZ Group Holdings Ltd. 173,028 3,131,437
Commonwealth Bank of
Australia(a) 96,655 7,131,774
National Australia Bank Ltd. 181,276 3,947,875
Westpac Banking Corp. 202,214 3,383,896
17,594,982
Beverages 0 .0%
†
Treasury Wine Estates Ltd. 44,481 347,157
Broadline Retail 0 .3%
Wesfarmers Ltd. 66,292 2,859,353
Capital Markets 0 .3%
ASX Ltd.(a) 10,883 445,554
Macquarie Group Ltd. 21,079 2,529,978
2,975,532
Chemicals 0 .0%
†
Orica Ltd. 25,358 296,299
Commercial Services & Supplies 0 .1%
Brambles Ltd. 83,306 782,405
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 75,236 788,559
Endeavour Group Ltd. 78,253 270,376
Woolworths Group Ltd. 71,211 1,463,402
2,522,337
Diversified Consumer Services 0 .0%
†
IDP Education Ltd.(a) 14,133 148,085
Diversified REITs 0 .1%
GPT Group (The) 119,319 323,757
Mirvac Group 235,719 311,998
Stockland 131,867 377,433
1,013,188
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 225,802 536,343
Electric Utilities 0 .1%
Origin Energy Ltd. 96,693 607,767
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 14,097 296,221
Gas Utilities 0 .0%
†
APA Group 78,033 418,324
Ground Transportation 0 .0%
†
Aurizon Holdings Ltd. 114,500 282,146
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 3,733 779,094
Health Care Providers & Services 0 .1%
EBOS Group Ltd. 8,987 186,396
Ramsay Health Care Ltd.(a) 10,306 347,352
Sonic Healthcare Ltd. 25,143 434,417
968,165
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 33,170 849,756
Lottery Corp. Ltd. (The) 123,456 385,737
1,235,493
Industrial REITs 0 .2%
Goodman Group 99,273 2,007,456
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0 .3%
Insurance Australia Group
Ltd. 137,193 569,517
Medibank Pvt Ltd. 154,813 355,287
QBE Insurance Group Ltd. 84,361 967,540
Suncorp Group Ltd. 71,821 770,309
2,662,653
Interactive Media & Services 0 .1%
CAR Group Ltd. 20,994 455,873
REA Group Ltd. 3,275 377,007
SEEK Ltd.(a) 20,025 310,543
1,143,423
Metals & Mining 2 .3%
BHP Group Ltd.(a) 292,642 8,069,672
BlueScope Steel Ltd. 25,609 377,778
Fortescue Ltd. 98,951 1,650,200
Glencore plc 597,325 3,478,685
Mineral Resources Ltd. 10,719 495,124
Northern Star Resources Ltd. 64,364 614,583
Pilbara Minerals Ltd.(a) 170,838 443,316
Rio Tinto Ltd. 21,691 1,817,342
Rio Tinto plc 65,001 4,429,708
South32 Ltd. 255,515 593,927
21,970,335
Office REITs 0 .0%
†
Dexus 66,686 305,501
Oil, Gas & Consumable Fuels 0 .3%
Ampol Ltd. 14,253 337,327
Santos Ltd. 182,983 906,585
Woodside Energy Group Ltd. 110,948 2,000,291
3,244,203
Passenger Airlines 0 .0%
†
Qantas Airways Ltd.* 43,751 166,011
Professional Services 0 .1%
Computershare Ltd. 32,241 566,619
Retail REITs 0 .1%
Scentre Group 311,986 637,448
Vicinity Ltd. 217,516 269,104
906,552
Software 0 .1%
WiseTech Global Ltd. 9,497 560,685
Trading Companies & Distributors 0 .1%
Reece Ltd. 12,296 219,705
Seven Group Holdings Ltd.
(a) 9,589 234,062
453,767
Transportation Infrastructure 0 .2%
Transurban Group 180,003 1,451,215
69,101,311
AUSTRIA 0 .3%
Banks 0 .1%
Erste Group Bank AG 19,329 900,333
Electric Utilities 0 .0%
†
Verbund AG 4,205 321,218
Metals & Mining 0 .0%
†
voestalpine AG 6,995 186,408
Oil, Gas & Consumable Fuels 0 .1%
OMV AG 8,898 423,944

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
AUSTRIA
Paper & Forest Products 0 .1%
Mondi plc 24,813 471,537
2,303,440
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 14,840 1,102,107
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 49,947 2,990,764
Chemicals 0 .1%
Syensqo SA* 4,166 385,538
Umicore SA(a) 13,029 288,942
674,480
Distributors 0 .0%
†
D'ieteren Group 1,204 259,344
Electric Utilities 0 .0%
†
Elia Group SA/NV(a) 1,562 150,647
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,442 255,507
Groupe Bruxelles Lambert
NV 1,918 142,199
Sofina SA 863 201,579
599,285
Food Products 0 .0%
†
Lotus Bakeries NV(a) 25 251,518
Industrial REITs 0 .0%
†
Warehouses De Pauw CVA 9,073 240,133
Insurance 0 .1%
Ageas SA/NV 9,920 455,496
Pharmaceuticals 0 .1%
UCB SA(a) 7,107 941,862
7,665,636
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 9,859 281,715
BURKINA FASO 0 .0%
†
Metals & Mining 0 .0%
†
Endeavour Mining plc 10,889 229,866
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 22,168 609,501
CHINA 0 .4%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 224,600 688,419
Broadline Retail 0 .3%
Prosus NV 84,111 2,823,807
Food Products 0 .0%
†
Wilmar International Ltd. 111,358 262,042
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 66,000 143,768
Real Estate Management & Development 0 .0%
†
ESR Group Ltd. Reg. S(a)(b) 82,200 90,006
Common Stocks
Shares Value ($)
CHINA
Real Estate Management & Development
Wharf Holdings Ltd. (The) 62,644 202,564
292,570
4,210,606
DENMARK 3 .7%
Air Freight & Logistics 0 .2%
DSV A/S 9,953 1,416,768
Banks 0 .1%
Danske Bank A/S 40,495 1,165,998
Beverages 0 .1%
Carlsberg A/S, Class B 5,896 794,903
Biotechnology 0 .1%
Genmab A/S* 3,859 1,069,335
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 502 163,956
Chemicals 0 .1%
Novonesis (Novozymes) B,
Class B 21,434 1,189,634
Electric Utilities 0 .1%
Orsted A/S Reg. S*(b) 10,602 582,650
Electrical Equipment 0 .2%
Vestas Wind Systems A/S* 57,187 1,533,475
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 7,329 885,420
Demant A/S* 6,336 302,402
1,187,822
Insurance 0 .0%
†
Tryg A/S 19,628 388,484
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 191 271,747
AP Moller - Maersk A/S,
Class B 237 343,983
615,730
Pharmaceuticals 2 .5%
Novo Nordisk A/S, Class B 188,527 24,228,636
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 5,085 773,982
Transportation Infrastructure 0 .0%
†
Svitzer A/S* 856 28,765
35,140,138
FINLAND 1 .0%
Banks 0 .2%
Nordea Bank Abp 183,680 2,151,479
Communications Equipment 0 .1%
Nokia OYJ 312,652 1,137,625
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B 15,868 270,343
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 7,764 350,496
Electric Utilities 0 .1%
Fortum OYJ(a) 27,693 364,718

50 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Insurance 0 .1%
Sampo OYJ, Class A 25,766 1,042,824
Machinery 0 .2%
Kone OYJ, Class B 20,099 979,417
Metso Oyj(a) 37,280 423,425
Wartsila OYJ Abp 26,610 489,494
1,892,336
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ 23,782 541,506
Paper & Forest Products 0 .2%
Stora Enso OYJ, Class R(a) 34,712 462,138
UPM-Kymmene OYJ 31,245 1,092,951
1,555,089
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 6,405 244,553
9,550,969
FRANCE 10 .1%
Aerospace & Defense 1 .2%
Airbus SE 34,249 5,628,421
Dassault Aviation SA 1,160 248,392
Safran SA 19,746 4,269,731
Thales SA 5,544 932,461
11,079,005
Automobile Components 0 .2%
Cie Generale des
Etablissements Michelin
SCA 39,641 1,523,153
Automobiles 0 .0%
†
Renault SA 10,772 531,290
Banks 0 .7%
BNP Paribas SA 59,644 4,265,405
Credit Agricole SA 62,643 967,871
Societe Generale SA 40,922 1,099,856
6,333,132
Beverages 0 .2%
Pernod Ricard SA 11,950 1,804,516
Remy Cointreau SA 1,288 122,217
1,926,733
Building Products 0 .2%
Cie de Saint-Gobain SA 26,376 2,080,015
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 3,320 230,827
Chemicals 0 .7%
Air Liquide SA 30,357 5,943,100
Arkema SA 3,715 383,300
6,326,400
Construction & Engineering 0 .4%
Bouygues SA 10,718 394,876
Eiffage SA 4,480 478,140
Vinci SA 28,845 3,376,006
4,249,022
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 33,402 562,633
Diversified REITs 0 .0%
†
Covivio SA 2,567 127,411
Diversified Telecommunication Services 0 .1%
Orange SA 108,803 1,209,898
Common Stocks
Shares Value ($)
FRANCE
Electrical Equipment 0 .2%
Legrand SA 15,133 1,555,509
Entertainment 0 .0%
†
Bollore SE 41,474 268,842
Financial Services 0 .1%
Edenred SE 14,030 664,888
Eurazeo SE* 2,299 206,773
Worldline SA Reg. S*(b) 15,222 157,594
1,029,255
Food Products 0 .2%
Danone SA 37,624 2,352,792
Health Care Equipment & Supplies 0 .4%
BioMerieux 2,628 279,533
EssilorLuxottica SA 17,014 3,639,690
3,919,223
Hotels, Restaurants & Leisure 0 .1%
Accor SA 10,930 477,964
La Francaise des Jeux
SAEM Reg. S(b) 5,601 210,807
Sodexo SA 4,973 433,488
1,122,259
Household Durables 0 .0%
†
SEB SA 1,553 183,039
Insurance 0 .4%
AXA SA 105,480 3,631,878
Interactive Media & Services 0 .0%
†
Adevinta ASA* 20,569 209,985
IT Services 0 .2%
Capgemini SE 8,958 1,882,038
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,732 374,035
Machinery 0 .0%
†
Alstom SA(a) 16,099 254,449
Media 0 .2%
Publicis Groupe SA 13,421 1,483,320
Vivendi SE 38,065 387,816
1,871,136
Multi-Utilities 0 .3%
Engie SA* 103,971 1,805,544
Veolia Environnement SA 39,711 1,234,319
3,039,863
Office REITs 0 .0%
†
Gecina SA 2,516 256,507
Oil, Gas & Consumable Fuels 1 .0%
TotalEnergies SE 125,773 9,135,231
Personal Care Products 0 .7%
L'Oreal SA 13,888 6,487,450
Pharmaceuticals 0 .0%
†
Ipsen SA 2,120 257,854
Professional Services 0 .1%
Bureau Veritas SA 16,619 482,319
Teleperformance SE* 3,323 328,319
810,638
Retail REITs 0 .1%
Klepierre SA 12,812 344,926

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
FRANCE
Retail REITs
Unibail-Rodamco-Westfield* 6,644 554,962
899,888
Software 0 .2%
Dassault Systemes SE 38,022 1,489,162
Textiles, Apparel & Luxury Goods 2 .0%
Hermes International SCA 1,832 4,404,325
Kering SA 4,227 1,458,739
LVMH Moet Hennessy Louis
Vuitton SE 15,939 12,830,516
18,693,580
Trading Companies & Distributors 0 .0%
†
Rexel SA 13,219 341,982
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 2,168 274,462
Getlink SE 21,161 359,902
634,364
96,880,478
GERMANY 8 .4%
Aerospace & Defense 0 .2%
MTU Aero Engines AG 3,247 785,015
Rheinmetall AG 2,501 1,379,790
2,164,805
Air Freight & Logistics 0 .3%
Deutsche Post AG 56,783 2,378,263
Automobile Components 0 .0%
†
Continental AG 6,184 401,339
Automobiles 0 .9%
Bayerische Motoren Werke
AG 18,273 1,993,379
Bayerische Motoren Werke
AG (Preference) 3,575 367,166
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 6,852 610,490
Mercedes-Benz Group AG 46,273 3,496,272
Porsche Automobil Holding
SE (Preference) 8,588 439,152
Volkswagen AG 1,768 250,452
Volkswagen AG (Preference) 12,049 1,479,889
8,636,800
Banks 0 .1%
Commerzbank AG 59,899 890,371
Capital Markets 0 .4%
Deutsche Bank AG
(Registered) 113,255 1,813,462
Deutsche Boerse AG 11,102 2,143,225
3,956,687
Chemicals 0 .5%
BASF SE 51,323 2,692,262
Covestro AG Reg. S*(b) 10,779 540,072
Evonik Industries AG 13,889 289,671
Symrise AG, Class A 7,480 804,385
4,326,390
Construction Materials 0 .1%
Heidelberg Materials AG 7,612 768,351
Diversified Telecommunication Services 0 .4%
Deutsche Telekom AG
(Registered) 187,340 4,287,655
Common Stocks
Shares Value ($)
GERMANY
Electrical Equipment 0 .1%
Siemens Energy AG*(a) 30,782 633,926
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG 2,229 235,666
Siemens Healthineers AG
Reg. S(b) 15,864 882,033
1,117,699
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG 12,198 515,359
Fresenius SE & Co. KGaA 23,746 708,419
1,223,778
Household Products 0 .1%
Henkel AG & Co. KGaA 5,765 412,930
Henkel AG & Co. KGaA
(Preference) 10,089 801,375
1,214,305
Independent Power and Renewable Electricity Producers
0 .1%
RWE AG 36,945 1,283,711
Industrial Conglomerates 0 .9%
Siemens AG (Registered) 43,906 8,236,129
Insurance 1 .2%
Allianz SE (Registered) 22,606 6,420,213
Hannover Rueck SE 3,390 840,658
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 7,873 3,459,927
Talanx AG 3,560 268,760
10,989,558
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 4,491 331,101
IT Services 0 .0%
†
Bechtle AG 4,502 217,643
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 1,473 443,771
Machinery 0 .2%
Daimler Truck Holding AG 30,404 1,372,062
GEA Group AG* 9,609 388,613
Knorr-Bremse AG 4,191 310,861
Rational AG 275 235,740
2,307,276
Multi-Utilities 0 .2%
E.ON SE 131,187 1,732,560
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)* 37,563 268,518
Personal Care Products 0 .1%
Beiersdorf AG 5,672 850,506
Pharmaceuticals 0 .3%
Bayer AG (Registered) 55,794 1,627,727
Merck KGaA 7,552 1,200,265
2,827,992
Real Estate Management & Development 0 .2%
LEG Immobilien SE* 4,166 355,102
Vonovia SE 42,841 1,239,828
1,594,930

52 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 76,308 2,663,128
Software 1 .2%
Nemetschek SE 3,192 284,480
SAP SE 60,448 10,944,661
11,229,141
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 13,790 362,099
Zalando SE Reg. S∞(b) — 0
362,099
Textiles, Apparel & Luxury Goods 0 .3%
adidas AG 9,269 2,236,428
Puma SE 6,541 303,886
2,540,314
Trading Companies & Distributors 0 .1%
Brenntag SE 7,563 604,125
80,482,871
HONG KONG 1 .8%
Banks 0 .1%
Hang Seng Bank Ltd. 46,900 620,384
Capital Markets 0 .2%
Futu Holdings Ltd., ADR* 2,932 188,557
Hong Kong Exchanges &
Clearing Ltd. 67,700 2,150,657
2,339,214
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 225,420 248,932
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 34,500 195,375
CLP Holdings Ltd. 96,000 756,690
Power Assets Holdings Ltd. 78,300 448,943
1,401,008
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 511,243 371,125
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 628,565 478,891
Ground Transportation 0 .0%
†
MTR Corp. Ltd. 91,214 300,423
Industrial Conglomerates 0 .0%
†
Jardine Matheson Holdings
Ltd. 9,000 339,120
Insurance 0 .7%
AIA Group Ltd. 655,400 4,806,042
Prudential plc 160,876 1,399,912
6,205,954
Machinery 0 .1%
Techtronic Industries Co. Ltd. 77,500 1,077,403
Real Estate Management & Development 0 .3%
CK Asset Holdings Ltd. 108,386 462,629
Hang Lung Properties Ltd. 106,000 118,047
Henderson Land
Development Co. Ltd. 83,352 252,174
Hongkong Land Holdings
Ltd. 54,000 167,400
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Hongkong Land Holdings
Ltd. 12,100 38,642
Sino Land Co. Ltd. 224,200 240,205
Sun Hung Kai Properties Ltd. 85,700 791,849
Swire Pacific Ltd., Class A 24,000 203,876
Swire Properties Ltd. 60,600 125,675
Wharf Real Estate
Investment Co. Ltd. 101,270 314,663
2,715,160
Retail REITs 0 .1%
Link REIT 151,301 652,116
16,749,730
IRELAND 0 .5%
Banks 0 .1%
AIB Group plc 91,812 474,242
Bank of Ireland Group plc 59,398 633,099
1,107,341
Building Products 0 .1%
Kingspan Group plc 9,287 824,170
Containers & Packaging 0 .1%
Smurfit Kappa Group plc(a) 14,841 643,073
Food Products 0 .1%
Kerry Group plc, Class A 8,960 772,520
Trading Companies & Distributors 0 .1%
AerCap Holdings NV* 11,706 989,040
4,336,144
ISRAEL 0 .6%
Aerospace & Defense 0 .0%
†
Elbit Systems Ltd. 1,714 349,478
Banks 0 .2%
Bank Hapoalim BM 71,202 642,791
Bank Leumi Le-Israel BM 86,028 671,595
Israel Discount Bank Ltd.,
Class A 64,759 332,687
Mizrahi Tefahot Bank Ltd. 8,781 320,645
1,967,718
Broadline Retail 0 .0%
†
Global-e Online Ltd.* 5,977 200,409
Chemicals 0 .0%
†
ICL Group Ltd. 46,001 214,897
IT Services 0 .1%
Wix.com Ltd.* 3,034 360,651
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 64,285 903,204
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 2,496 160,901
Software 0 .2%
Check Point Software
Technologies Ltd.* 5,575 833,016
Nice Ltd.* 3,771 842,279
1,675,295
5,832,553

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
ITALY 2 .4%
Aerospace & Defense 0 .1%
Leonardo SpA 16,441 378,596
Automobiles 0 .3%
Ferrari NV 7,350 3,030,660
Banks 0 .8%
Banco BPM SpA 71,067 467,653
FinecoBank Banca Fineco
SpA 34,326 525,933
Intesa Sanpaolo SpA 844,401 3,168,397
Mediobanca Banca di
Credito Finanziario SpA 29,644 421,556
UniCredit SpA 88,968 3,273,047
7,856,586
Beverages 0 .1%
Coca-Cola HBC AG 13,713 443,463
Davide Campari-Milano NV 36,082 362,247
805,710
Diversified Telecommunication Services 0 .0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 21,715 232,814
Telecom Italia SpA*(a) 558,474 132,285
365,099
Electric Utilities 0 .4%
Enel SpA 467,978 3,082,069
Terna - Rete Elettrica
Nazionale 84,624 674,255
3,756,324
Electrical Equipment 0 .1%
Prysmian SpA(a) 15,671 851,984
Financial Services 0 .0%
†
Nexi SpA Reg. S*(b) 33,923 197,710
Gas Utilities 0 .1%
Snam SpA 113,356 520,445
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA(a) 1,108 111,745
Health Care Providers & Services 0 .0%
†
Amplifon SpA 7,703 256,745
Insurance 0 .2%
Assicurazioni Generali SpA 59,223 1,445,072
Poste Italiane SpA Reg. S(b) 26,701 338,955
1,784,027
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 125,649 2,017,245
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 6,519 346,419
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 11,732 800,757
23,080,052
JAPAN 22 .7%
Air Freight & Logistics 0 .1%
Nippon Express Holdings,
Inc. 4,050 207,075
SG Holdings Co. Ltd. 19,400 227,172
Yamato Holdings Co. Ltd. 14,900 196,714
630,961
Common Stocks
Shares Value ($)
JAPAN
Automobile Components 0 .5%
Aisin Corp.(a) 8,700 330,193
Bridgestone Corp. 33,400 1,474,180
Denso Corp. 110,500 1,878,337
Koito Manufacturing Co. Ltd. 10,500 141,416
Sumitomo Electric Industries
Ltd. 40,200 619,733
4,443,859
Automobiles 2 .2%
Honda Motor Co. Ltd. 265,800 3,022,746
Isuzu Motors Ltd. 32,300 409,446
Mazda Motor Corp. 32,860 372,389
Nissan Motor Co. Ltd. 143,300 519,813
Subaru Corp. 34,800 775,115
Suzuki Motor Corp. 92,000 1,070,301
Toyota Motor Corp. 612,300 14,024,304
Yamaha Motor Co. Ltd. 49,500 461,174
20,655,288
Banks 1 .7%
Chiba Bank Ltd. (The) 27,900 235,342
Concordia Financial Group
Ltd. 56,800 305,859
Japan Post Bank Co. Ltd. 81,200 821,816
Mitsubishi UFJ Financial
Group, Inc. 641,484 6,385,004
Mizuho Financial Group, Inc. 138,351 2,667,773
Resona Holdings, Inc. 120,801 764,123
Shizuoka Financial Group,
Inc. 29,600 275,374
Sumitomo Mitsui Financial
Group, Inc. 73,305 4,161,288
Sumitomo Mitsui Trust
Holdings, Inc. 37,052 778,860
16,395,439
Beverages 0 .2%
Asahi Group Holdings Ltd. 28,300 967,089
Kirin Holdings Co. Ltd. 43,700 636,713
Suntory Beverage & Food
Ltd. 8,000 260,026
1,863,828
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 22,600 535,224
Rakuten Group, Inc.* 82,700 394,973
930,197
Building Products 0 .3%
AGC, Inc. 10,820 399,525
Daikin Industries Ltd. 15,400 2,090,069
TOTO Ltd. 7,700 209,386
2,698,980
Capital Markets 0 .3%
Daiwa Securities Group, Inc. 80,000 585,740
Japan Exchange Group, Inc. 28,500 666,225
Nomura Holdings, Inc. 171,800 979,339
SBI Holdings, Inc. 13,770 334,784
2,566,088
Chemicals 0 .8%
Asahi Kasei Corp. 75,300 525,126
Mitsubishi Chemical Group
Corp. 72,000 419,212
Mitsui Chemicals, Inc. 10,520 300,211

54 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Paint Holdings Co.
Ltd. 52,500 336,654
Nippon Sanso Holdings
Corp. 9,400 278,658
Nissan Chemical Corp. 7,500 255,796
Nitto Denko Corp. 8,610 710,020
Shin-Etsu Chemical Co. Ltd. 104,000 4,055,130
Toray Industries, Inc. 77,400 352,379
7,233,186
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 11,050 321,827
Secom Co. Ltd. 11,800 821,438
TOPPAN Holdings, Inc. 13,900 329,138
1,472,403
Construction & Engineering 0 .1%
Kajima Corp. 23,800 454,065
Obayashi Corp. 36,200 403,079
Shimizu Corp. 30,800 191,131
Taisei Corp. 10,500 383,565
1,431,840
Consumer Staples Distribution & Retail 0 .3%
Aeon Co. Ltd. 36,800 769,194
Kobe Bussan Co. Ltd. 9,700 210,225
MatsukiyoCocokara & Co. 21,400 304,137
Seven & i Holdings Co. Ltd. 132,000 1,704,305
2,987,861
Diversified REITs 0 .0%
†
KDX Realty Investment Corp. 258 254,704
Nomura Real Estate Master
Fund, Inc. 244 233,414
488,118
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 1,746,000 1,886,873
Electric Utilities 0 .2%
Chubu Electric Power Co.,
Inc. 36,200 465,549
Kansai Electric Power Co.,
Inc. (The) 39,600 592,859
Tokyo Electric Power Co.
Holdings, Inc.* 85,800 533,787
1,592,195
Electrical Equipment 0 .4%
Fuji Electric Co. Ltd. 7,040 438,429
Mitsubishi Electric Corp. 112,900 1,972,742
Nidec Corp. 23,600 1,107,674
3,518,845
Electronic Equipment, Instruments & Components 1 .1%
Azbil Corp. 7,300 203,931
Hamamatsu Photonics KK 8,700 318,662
Hirose Electric Co. Ltd. 1,865 197,513
Ibiden Co. Ltd. 6,600 252,706
Keyence Corp. 11,172 4,948,707
Kyocera Corp. 75,600 920,190
Murata Manufacturing Co.
Ltd. 100,700 1,832,337
Omron Corp. 9,700 333,927
Shimadzu Corp. 13,000 353,662
TDK Corp. 23,000 1,015,263
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Yokogawa Electric Corp. 12,400 274,566
10,651,464
Entertainment 0 .4%
Capcom Co. Ltd. 21,400 353,941
Konami Group Corp. 5,600 337,619
Nexon Co. Ltd. 19,200 301,389
Nintendo Co. Ltd. 59,700 2,909,316
Square Enix Holdings Co.
Ltd. 5,000 180,902
Toho Co. Ltd. 6,700 224,671
4,307,838
Financial Services 0 .2%
Mitsubishi HC Capital, Inc. 45,400 294,136
ORIX Corp. 68,500 1,403,247
1,697,383
Food Products 0 .2%
Ajinomoto Co., Inc. 26,500 982,982
Kikkoman Corp. 41,500 494,359
MEIJI Holdings Co. Ltd. 13,196 295,129
Nissin Foods Holdings Co.
Ltd. 11,100 296,110
Yakult Honsha Co. Ltd. 15,200 297,438
2,366,018
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 21,080 467,445
Tokyo Gas Co. Ltd. 21,580 484,049
951,494
Ground Transportation 0 .4%
Central Japan Railway Co. 45,300 1,037,367
East Japan Railway Co. 51,170 943,086
Hankyu Hanshin Holdings,
Inc. 12,900 338,055
Keisei Electric Railway Co.
Ltd. 8,100 301,918
Kintetsu Group Holdings Co.
Ltd. 10,150 260,751
Odakyu Electric Railway Co.
Ltd. 19,150 215,300
Tobu Railway Co. Ltd. 10,600 210,444
Tokyu Corp. 28,150 333,182
West Japan Railway Co. 24,600 467,345
4,107,448
Health Care Equipment & Supplies 0 .6%
Asahi Intecc Co. Ltd. 13,500 198,392
Hoya Corp. 20,300 2,358,613
Olympus Corp. 70,300 978,078
Sysmex Corp. 30,600 491,542
Terumo Corp. 78,600 1,341,191
5,367,816
Health Care Technology 0 .0%
†
M3, Inc. 24,800 261,765
Hotels, Restaurants & Leisure 0 .2%
McDonald's Holdings Co.
Japan Ltd. 4,724 207,724
Oriental Land Co. Ltd. 62,200 1,714,682
Zensho Holdings Co. Ltd. 5,800 225,272
2,147,678
Household Durables 0 .9%
Iida Group Holdings Co. Ltd. 10,100 129,304
Panasonic Holdings Corp. 129,102 1,124,650

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
JAPAN
Household Durables
Sekisui Chemical Co. Ltd. 21,800 317,138
Sekisui House Ltd. 33,500 767,741
Sharp Corp.* 16,100 84,472
Sony Group Corp. 73,100 6,038,222
8,461,527
Household Products 0 .1%
Unicharm Corp. 22,700 675,091
Industrial Conglomerates 0 .5%
Hikari Tsushin, Inc. 1,100 178,583
Hitachi Ltd. 53,560 4,931,889
5,110,472
Industrial REITs 0 .0%
†
GLP J-REIT 270 219,550
Nippon Prologis REIT, Inc. 137 236,281
455,831
Insurance 0 .9%
Dai-ichi Life Holdings, Inc. 54,900 1,265,473
Japan Post Holdings Co. Ltd. 121,300 1,160,678
Japan Post Insurance Co.
Ltd. 10,800 201,748
MS&AD Insurance Group
Holdings, Inc. 73,065 1,310,331
Sompo Holdings, Inc. 52,575 1,034,977
T&D Holdings, Inc. 28,100 457,151
Tokio Marine Holdings, Inc. 103,700 3,256,218
8,686,576
Interactive Media & Services 0 .0%
†
LY Corp. 150,200 364,319
IT Services 0 .5%
Fujitsu Ltd. 100,100 1,538,601
NEC Corp. 14,000 1,015,269
Nomura Research Institute
Ltd. 21,654 524,135
NTT Data Group Corp. 38,000 592,245
Obic Co. Ltd. 4,000 515,774
Otsuka Corp. 12,400 246,495
SCSK Corp. 8,400 152,593
TIS, Inc. 13,300 283,841
4,868,953
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 35,847 672,927
Shimano, Inc. 4,600 747,514
Yamaha Corp. 7,500 158,126
1,578,567
Machinery 1 .1%
Daifuku Co. Ltd. 18,800 385,701
FANUC Corp. 55,700 1,630,159
Hitachi Construction
Machinery Co. Ltd. 5,600 160,137
Hoshizaki Corp. 5,800 199,752
Komatsu Ltd. 54,000 1,616,003
Kubota Corp. 56,900 913,975
Makita Corp. 12,600 363,492
MINEBEA MITSUMI, Inc. 22,300 418,585
MISUMI Group, Inc. 17,500 288,199
Mitsubishi Heavy Industries
Ltd. 182,800 1,632,293
SMC Corp. 3,300 1,735,676
Toyota Industries Corp. 8,300 783,111
Common Stocks
Shares Value ($)
JAPAN
Machinery
Yaskawa Electric Corp. 13,500 555,233
10,682,316
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd. 23,100 325,617
Mitsui OSK Lines Ltd. 19,300 615,205
Nippon Yusen KK 27,520 784,436
1,725,258
Media 0 .0%
†
Dentsu Group, Inc. 11,161 302,365
Metals & Mining 0 .2%
JFE Holdings, Inc. 33,700 503,368
Nippon Steel Corp. 50,106 1,121,057
Sumitomo Metal Mining Co.
Ltd. 13,900 468,743
2,093,168
Office REITs 0 .1%
Japan Real Estate
Investment Corp. 72 244,415
Nippon Building Fund, Inc. 90 344,039
588,454
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 162,917 750,209
Idemitsu Kosan Co. Ltd. 54,220 368,363
Inpex Corp. 54,600 818,849
1,937,421
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 9,700 184,058
Japan Airlines Co. Ltd. 7,874 139,658
323,716
Personal Care Products 0 .2%
Kao Corp. 27,400 1,131,079
Shiseido Co. Ltd. 24,100 643,601
1,774,680
Pharmaceuticals 1 .2%
Astellas Pharma, Inc. 105,700 1,014,951
Chugai Pharmaceutical Co.
Ltd. 39,200 1,248,651
Daiichi Sankyo Co. Ltd. 106,500 3,610,061
Eisai Co. Ltd. 15,100 621,554
Kyowa Kirin Co. Ltd. 15,800 265,423
Ono Pharmaceutical Co. Ltd. 20,500 295,614
Otsuka Holdings Co. Ltd. 24,500 1,044,873
Shionogi & Co. Ltd. 14,400 673,045
Takeda Pharmaceutical Co.
Ltd. 90,697 2,389,728
11,163,900
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 83,000 3,607,303
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 3,500 375,091
Daiwa House Industry Co.
Ltd. 34,700 973,422
Hulic Co. Ltd. 23,600 217,967
Mitsubishi Estate Co. Ltd. 63,800 1,171,376
Mitsui Fudosan Co. Ltd. 156,000 1,585,957
Nomura Real Estate
Holdings, Inc. 5,900 165,116

56 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Sumitomo Realty &
Development Co. Ltd. 17,200 597,727
5,086,656
Retail REITs 0 .0%
†
Japan Metropolitan Fund
Invest 431 260,251
Semiconductors & Semiconductor Equipment 1 .3%
Advantest Corp. 44,800 1,377,105
Disco Corp. 5,200 1,472,749
Lasertec Corp. 4,300 1,015,121
Renesas Electronics Corp. 85,800 1,413,732
Rohm Co. Ltd. 18,600 269,104
SCREEN Holdings Co. Ltd. 4,800 498,031
SUMCO Corp. 19,400 290,774
Tokyo Electron Ltd. 27,300 5,994,704
12,331,320
Software 0 .1%
Oracle Corp. Japan 2,500 188,023
Trend Micro, Inc. 7,400 364,342
552,365
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 10,000 2,613,473
Nitori Holdings Co. Ltd. 4,500 601,619
USS Co. Ltd. 23,200 177,227
ZOZO, Inc. 8,800 189,419
3,581,738
Technology Hardware, Storage & Peripherals 0 .4%
Brother Industries Ltd. 14,200 251,244
Canon, Inc. 56,800 1,537,029
FUJIFILM Holdings Corp. 65,400 1,393,046
Ricoh Co. Ltd. 34,300 297,637
Seiko Epson Corp. 17,300 284,323
3,763,279
Tobacco 0 .2%
Japan Tobacco, Inc. 70,100 1,882,700
Trading Companies & Distributors 1 .6%
ITOCHU Corp. 68,400 3,058,570
Marubeni Corp. 81,400 1,456,960
Mitsubishi Corp. 199,400 4,554,745
Mitsui & Co. Ltd. 75,400 3,633,719
MonotaRO Co. Ltd. 12,900 156,214
Sumitomo Corp. 59,000 1,547,380
Toyota Tsusho Corp. 12,700 806,288
15,213,876
Wireless Telecommunication Services 0 .8%
KDDI Corp. 85,800 2,387,121
SoftBank Corp. 167,900 2,033,960
SoftBank Group Corp. 60,100 2,967,176
7,388,257
217,115,224
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 9,242 221,985
LUXEMBOURG 0 .1%
Life Sciences Tools & Services 0 .0%
†
Eurofins Scientific SE 7,575 464,804
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0 .1%
ArcelorMittal SA 30,633 766,279
1,231,083
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 132,000 593,215
Sands China Ltd.* 136,300 322,904
916,119
NETHERLANDS 4 .5%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(a)(b) 28,216 452,221
ING Groep NV 191,595 3,017,315
3,469,536
Beverages 0 .2%
Heineken Holding NV 7,286 585,303
Heineken NV 16,829 1,638,464
2,223,767
Biotechnology 0 .1%
Argenx SE* 3,464 1,297,858
Capital Markets 0 .0%
†
Euronext NV Reg. S(b) 4,773 429,087
Chemicals 0 .1%
Akzo Nobel NV 10,185 673,475
OCI NV 5,709 154,160
827,635
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 55,136 1,672,681
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 194,496 707,225
Entertainment 0 .1%
Universal Music Group NV 47,876 1,406,347
Financial Services 0 .2%
Adyen NV Reg. S*(b) 1,236 1,473,040
EXOR NV 5,488 597,916
2,070,956
Food Products 0 .0%
†
JDE Peet's NV 6,656 147,750
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV* 43,968 1,173,770
Insurance 0 .2%
Aegon Ltd. 85,087 529,617
ASR Nederland NV 8,876 443,897
NN Group NV 15,874 731,846
1,705,360
Professional Services 0 .3%
Randstad NV 6,205 311,415
Wolters Kluwer NV 14,520 2,171,026
2,482,441
Semiconductors & Semiconductor Equipment 2 .4%
ASM International NV 2,640 1,648,175
ASML Holding NV 23,289 20,299,223
BE Semiconductor Industries
NV 4,421 581,250
22,528,648

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
NETHERLANDS
Trading Companies & Distributors 0 .1%
IMCD NV* 3,398 515,231
42,658,292
NEW ZEALAND 0 .2%
Diversified Telecommunication Services 0 .0%
†
Spark New Zealand Ltd. 103,715 291,528
Electric Utilities 0 .0%
†
Mercury NZ Ltd. 40,253 151,254
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 32,571 544,930
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 70,874 250,373
Software 0 .1%
Xero Ltd.* 8,084 628,919
Transportation Infrastructure 0 .0%
†
Auckland International
Airport Ltd. 79,435 367,687
2,234,691
NORWAY 0 .6%
Aerospace & Defense 0 .0%
†
Kongsberg Gruppen ASA 5,348 377,971
Banks 0 .1%
DNB Bank ASA 54,408 949,047
Diversified Telecommunication Services 0 .1%
Telenor ASA 35,201 404,840
Food Products 0 .1%
Mowi ASA 24,709 433,644
Orkla ASA 44,182 300,238
Salmar ASA 4,144 260,755
994,637
Insurance 0 .0%
†
Gjensidige Forsikring ASA 11,367 182,921
Metals & Mining 0 .1%
Norsk Hydro ASA 73,035 449,336
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 19,206 465,998
Equinor ASA 50,902 1,356,423
1,822,421
5,181,173
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 15,919 327,554
Electric Utilities 0 .1%
EDP - Energias de Portugal
SA* 185,972 699,948
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 27,418 586,250
1,613,752
SINGAPORE 1 .5%
Aerospace & Defense 0 .0%
†
Singapore Technologies
Engineering Ltd. 87,800 257,731
Common Stocks
Shares Value ($)
SINGAPORE
Banks 0 .7%
DBS Group Holdings Ltd. 116,325 2,974,787
Oversea-Chinese Banking
Corp. Ltd. 197,789 2,058,470
United Overseas Bank Ltd. 73,862 1,637,521
6,670,778
Capital Markets 0 .0%
†
Singapore Exchange Ltd. 51,300 351,127
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 464,203 804,707
Entertainment 0 .1%
Sea Ltd., ADR* 21,320 1,347,211
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 115,911 405,688
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 334,017 223,855
Industrial Conglomerates 0 .1%
Jardine Cycle & Carriage Ltd. 6,800 131,346
Keppel Ltd. 79,300 397,352
528,698
Industrial REITs 0 .1%
CapitaLand Ascendas REIT 209,813 398,287
Mapletree Logistics Trust 199,275 196,489
594,776
Machinery 0 .0%
†
Seatrium Ltd.* 2,682,886 192,016
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 55,700 219,009
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 83,682 399,128
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd.* 137,445 266,918
City Developments Ltd. 29,899 134,354
401,272
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 299,178 427,980
Mapletree Pan Asia
Commercial Trust 151,200 139,075
567,055
Semiconductors & Semiconductor Equipment 0 .2%
STMicroelectronics NV 39,936 1,576,916
14,539,967
SOUTH AFRICA 0 .3%
Metals & Mining 0 .3%
Anglo American plc 72,492 2,365,364
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 10,379 291,223
SPAIN 2 .5%
Banks 1 .0%
Banco Bilbao Vizcaya
Argentaria SA 336,768 3,632,974
Banco Santander SA(a) 934,820 4,537,795
CaixaBank SA 219,846 1,157,991
9,328,760

58 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SPAIN
Biotechnology 0 .0%
†
Grifols SA*(a) 16,768 153,323
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 11,914 476,790
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 26,914 887,442
Telefonica SA 285,579 1,281,164
2,168,606
Electric Utilities 0 .5%
Acciona SA 1,486 171,760
Endesa SA 17,855 325,895
Iberdrola SA 354,392 4,353,969
Redeia Corp. SA 23,654 395,143
5,246,767
Gas Utilities 0 .0%
†
Enagas SA(a) 13,303 195,741
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 26,324 1,670,235
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 19,216 263,985
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 70,880 1,103,661
Specialty Retail 0 .3%
Industria de Diseno Textil
SA(a) 62,747 2,849,873
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 4,235 774,019
24,231,760
SWEDEN 3 .0%
Aerospace & Defense 0 .1%
Saab AB, Class B 4,672 371,151
Automobiles 0 .0%
†
Volvo Car AB, Class B*(a) 45,169 141,916
Banks 0 .3%
Skandinaviska Enskilda
Banken AB, Class A 92,930 1,217,891
Svenska Handelsbanken AB,
Class A 82,440 719,601
Swedbank AB, Class A 48,068 922,008
2,859,500
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 11,103 287,181
Building Products 0 .2%
Assa Abloy AB, Class B(a) 56,896 1,515,112
Nibe Industrier AB, Class
B(a) 85,192 397,237
1,912,349
Capital Markets 0 .1%
EQT AB(a) 21,885 593,756
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B(a) 27,646 278,243
Common Stocks
Shares Value ($)
SWEDEN
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 164,535 839,210
Construction & Engineering 0 .0%
†
Skanska AB, Class B 19,126 330,884
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB 143,604 328,895
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 121,326 1,278,384
Financial Services 0 .3%
Industrivarden AB, Class A 7,317 235,700
Industrivarden AB, Class
C(a) 9,420 303,245
Investor AB, Class B 99,274 2,439,895
L E Lundbergforetagen AB,
Class B(a) 4,237 209,634
3,188,474
Health Care Equipment & Supplies 0 .0%
†
Getinge AB, Class B 13,140 278,107
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S(a)(b) 10,709 1,191,389
Household Products 0 .1%
Essity AB, Class B 36,082 898,052
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B(a) 7,779 188,605
Lifco AB, Class B 12,830 312,387
500,992
Machinery 1 .1%
Alfa Laval AB(a) 17,399 745,165
Atlas Copco AB, Class A 154,049 2,714,826
Atlas Copco AB, Class B 91,205 1,377,093
Epiroc AB, Class A 39,501 728,113
Epiroc AB, Class B 21,060 351,174
Husqvarna AB, Class B(a) 19,657 160,206
Indutrade AB 15,265 353,585
Sandvik AB(a) 62,302 1,250,678
SKF AB, Class B 20,098 416,594
Volvo AB, Class A 10,733 283,507
Volvo AB, Class B 88,177 2,255,596
10,636,537
Metals & Mining 0 .1%
Boliden AB 15,271 505,526
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 4,248 165,930
Svenska Cellulosa AB SCA,
Class B 36,125 530,983
696,913
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B*(a) 36,650 233,819
Sagax AB, Class B 11,496 289,180
522,999
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 39,109 624,564
Trading Companies & Distributors 0 .0%
†
Beijer Ref AB, Class B(a) 23,394 334,297

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
SWEDEN
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B(a) 29,192 273,109
28,872,428
SWITZERLAND 6 .0%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered) 1,680 175,668
Building Products 0 .1%
Geberit AG (Registered) 1,962 1,047,697
Capital Markets 0 .8%
Julius Baer Group Ltd. 12,290 661,823
Partners Group Holding AG 1,326 1,700,234
UBS Group AG (Registered) 190,533 4,984,838
7,346,895
Chemicals 0 .7%
Clariant AG (Registered) 12,084 180,251
DSM-Firmenich AG 10,900 1,220,342
EMS-Chemie Holding AG
(Registered) 394 314,644
Givaudan SA (Registered) 529 2,261,082
Sika AG (Registered) 8,774 2,491,265
6,467,584
Containers & Packaging 0 .0%
†
SIG Group AG(a) 17,191 343,560
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 1,451 794,605
Electric Utilities 0 .0%
†
BKW AG 1,160 171,894
Electrical Equipment 0 .5%
ABB Ltd. (Registered) 92,459 4,483,611
Food Products 0 .2%
Barry Callebaut AG
(Registered) 198 319,828
Chocoladefabriken Lindt &
Spruengli AG 54 622,934
Chocoladefabriken Lindt &
Spruengli AG (Registered) 6 694,275
1,637,037
Health Care Equipment & Supplies 0 .4%
Alcon, Inc. 28,616 2,197,379
Sonova Holding AG
(Registered) 2,949 817,988
Straumann Holding AG
(Registered) 6,605 882,240
3,897,607
Insurance 0 .6%
Baloise Holding AG
(Registered) 2,575 388,338
Helvetia Holding AG
(Registered) 2,241 292,140
Swiss Life Holding AG
(Registered) 1,728 1,165,839
Zurich Insurance Group AG 8,492 4,087,090
5,933,407
Life Sciences Tools & Services 0 .3%
Bachem Holding AG(a) 1,817 158,069
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services
Lonza Group AG
(Registered) 4,351 2,409,112
2,567,181
Machinery 0 .2%
Schindler Holding AG 2,289 569,662
Schindler Holding AG
(Registered) 1,248 304,263
VAT Group AG Reg. S(b) 1,528 757,546
1,631,471
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered) 3,216 852,256
Pharmaceuticals 1 .3%
Novartis AG (Registered) 118,637 11,459,259
Sandoz Group AG* 23,221 786,055
12,245,314
Professional Services 0 .1%
Adecco Group AG
(Registered) 8,995 314,115
SGS SA (Registered) 8,962 789,564
1,103,679
Real Estate Management & Development 0 .0%
†
Swiss Prime Site AG
(Registered) 4,313 399,038
Software 0 .0%
†
Temenos AG (Registered) 3,885 242,490
Specialty Retail 0 .0%
†
Avolta AG* 5,792 218,302
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 9,244 718,581
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 31,212 4,319,193
Swatch Group AG (The) 1,627 340,982
Swatch Group AG (The)
(Registered) 3,109 128,980
4,789,155
57,067,032
UNITED KINGDOM 10 .5%
Aerospace & Defense 0 .6%
BAE Systems plc 175,171 2,913,409
Melrose Industries plc 75,972 595,037
Rolls-Royce Holdings plc* 482,720 2,482,606
5,991,052
Banks 1 .7%
Barclays plc 882,583 2,219,289
HSBC Holdings plc 1,104,477 9,561,292
Lloyds Banking Group plc 3,690,461 2,381,987
NatWest Group plc 327,468 1,233,353
Standard Chartered plc 133,129 1,146,003
16,541,924
Beverages 0 .6%
Coca-Cola Europacific
Partners plc 11,663 839,969
Diageo plc 128,629 4,435,575
5,275,544

60 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Broadline Retail 0 .1%
Next plc 6,808 763,313
Capital Markets 0 .6%
3i Group plc 56,873 2,027,079
abrdn plc(a) 116,893 213,362
Hargreaves Lansdown plc 18,879 190,926
London Stock Exchange
Group plc 23,914 2,634,848
Schroders plc 43,898 191,621
St. James's Place plc 33,948 183,360
5,441,196
Chemicals 0 .0%
†
Croda International plc 7,849 448,765
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 149,396 757,020
Consumer Staples Distribution & Retail 0 .2%
J Sainsbury plc 93,127 305,629
Ocado Group plc*(a) 34,677 152,326
Tesco plc 405,586 1,496,516
1,954,471
Diversified Consumer Services 0 .0%
†
Pearson plc 36,233 437,965
Diversified REITs 0 .0%
†
Land Securities Group plc 43,214 348,578
Diversified Telecommunication Services 0 .1%
BT Group plc 363,002 465,146
Electric Utilities 0 .1%
SSE plc 63,712 1,326,977
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 21,341 584,157
Financial Services 0 .1%
M&G plc 136,185 341,395
Wise plc, Class A* 36,980 353,675
695,070
Food Products 0 .1%
Associated British Foods plc 19,336 637,313
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 49,096 599,704
Hotels, Restaurants & Leisure 0 .7%
Compass Group plc 99,597 2,767,689
Entain plc 34,776 338,291
Flutter Entertainment plc* 10,290 1,899,875
InterContinental Hotels
Group plc 9,535 929,063
Whitbread plc 11,124 436,685
6,371,603
Household Durables 0 .1%
Barratt Developments plc 59,468 335,028
Berkeley Group Holdings plc 5,849 341,970
Persimmon plc 18,716 302,140
Taylor Wimpey plc 207,845 339,194
1,318,332
Household Products 0 .2%
Reckitt Benckiser Group plc 41,074 2,291,233
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 159,886 777,062
DCC plc 5,873 401,587
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates
Smiths Group plc 20,846 419,911
1,598,560
Industrial REITs 0 .1%
Segro plc 75,919 796,982
Insurance 0 .3%
Admiral Group plc 15,259 519,955
Aviva plc 154,505 895,445
Legal & General Group plc 351,657 1,031,508
Phoenix Group Holdings plc 42,206 257,143
2,704,051
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg.
S(b) 49,558 429,158
Machinery 0 .1%
Spirax-Sarco Engineering plc 4,489 494,785
Media 0 .1%
Informa plc 78,813 778,628
WPP plc 60,421 607,429
1,386,057
Multi-Utilities 0 .3%
Centrica plc 312,799 497,931
National Grid plc 215,175 2,824,754
3,322,685
Personal Care Products 0 .8%
Unilever plc 144,032 7,450,309
Pharmaceuticals 1 .4%
AstraZeneca plc 89,408 13,461,610
Professional Services 0 .5%
Intertek Group plc 9,073 556,941
RELX plc 109,520 4,505,264
5,062,205
Software 0 .1%
Sage Group plc (The) 58,187 842,971
Specialty Retail 0 .1%
JD Sports Fashion plc 148,404 211,406
Kingfisher plc 107,082 329,704
541,110
Textiles, Apparel & Luxury Goods 0 .0%
†
Burberry Group plc 21,202 303,991
Tobacco 0 .5%
British American Tobacco plc 116,333 3,409,577
Imperial Brands plc 48,171 1,098,404
4,507,981
Trading Companies & Distributors 0 .3%
Ashtead Group plc 24,917 1,801,138
Bunzl plc 20,215 773,110
2,574,248
Water Utilities 0 .1%
Severn Trent plc 16,174 498,673
United Utilities Group plc 40,931 534,312
1,032,985
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 1,343,650 1,134,820
99,893,871
UNITED STATES 9 .1%
Automobiles 0 .3%
Stellantis NV 127,480 2,819,361

Nationwide International Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology 0 .5%
CSL Ltd. 27,945 4,995,298
Construction & Engineering 0 .1%
Ferrovial SE 29,979 1,076,713
Construction Materials 0 .7%
CRH plc 40,523 3,132,900
Holcim AG 29,914 2,507,724
James Hardie Industries plc
CHDI* 24,741 855,610
6,496,234
Electrical Equipment 0 .7%
Schneider Electric SE 31,375 7,145,461
Energy Equipment & Services 0 .0%
†
Tenaris SA 28,411 474,678
Food Products 1 .6%
Nestle SA (Registered) 154,247 15,472,407
Insurance 0 .2%
Swiss Re AG 17,624 1,902,898
Life Sciences Tools & Services 0 .1%
QIAGEN NV* 12,401 517,071
Oil, Gas & Consumable Fuels 2 .1%
BP plc 989,586 6,401,413
Shell plc 375,288 13,373,988
19,775,401
Personal Care Products 0 .2%
Haleon plc 393,614 1,662,842
Pharmaceuticals 2 .3%
GSK plc 236,989 4,912,484
Roche Holding AG 42,428 10,189,931
Sanofi SA 65,887 6,496,222
21,598,637
Professional Services 0 .2%
Experian plc 52,614 2,122,548
Software 0 .1%
CyberArk Software Ltd.* 2,348 561,759
Monday.com Ltd.* 1,577 298,573
860,332
86,919,881
Total Common Stocks
(cost $542,503,546) 941,808,855
Repurchase Agreements 1 .5%
Principal
Amount ($)
CF Secured, LLC, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase
price $5,734,115,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$5,848,797.(c)(d) 5,733,269 5,733,269
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
5.30%, dated
4/30/2024, due
5/1/2024, repurchase
price $4,000,589,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$4,082,094.(c)(d) 4,000,000 4,000,000
Santander US Capital
Markets, 5.31%,
dated 4/30/2024, due
5/1/2024, repurchase
price $5,000,738,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$5,100,752.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $14,733,269) 14,733,269
Total Investments
(cost $557,236,815) — 100.1% 956,542,124
Liabilities in excess of other assets
— (0.1)% (1,106,157)
NET ASSETS — 100.0%
$ 955,435,967
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $20,501,887, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $14,733,269 and by $7,860,066 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
5/7/2024 – 8/15/2053, a total value of $22,593,335.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of April 30, 2024 was
$11,823,408 which represents 1.24% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $14,733,269.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

62 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide International Index Fund
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 54 6/2024 EUR 2,822,082 (23,499)
FTSE 100 Index 18 6/2024 GBP 1,835,002 21,593
Nikkei 225 Index 13 6/2024 JPY 1,585,898 3,771
SPI 200 Index 8 6/2024 AUD 995,669 1,820
Net contracts 3,685
As of April 30, 2024, the Fund had $435,686 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 63
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 1 .3%
BWX Technologies, Inc. 20,514 1,964,626
Curtiss-Wright Corp. 8,487 2,150,776
Hexcel Corp. 18,695 1,200,406
Woodward, Inc. 13,454 2,184,391
7,500,199
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 26,814 1,331,583
Automobile Components 1 .3%
Adient plc*(a) 20,747 619,713
Autoliv, Inc.(a) 16,554 1,983,004
Gentex Corp. 51,543 1,767,925
Goodyear Tire & Rubber Co.
(The)* 63,391 758,156
Lear Corp.(a) 12,913 1,625,359
Visteon Corp.* 6,109 675,839
7,429,996
Automobiles 0 .4%
Harley-Davidson, Inc. 28,420 977,364
Thor Industries, Inc.(a) 11,998 1,192,841
2,170,205
Banks 5 .3%
Associated Banc-Corp. 32,702 689,031
Bank OZK 23,903 1,067,269
Cadence Bank 41,096 1,137,126
Columbia Banking System,
Inc. 46,635 877,204
Commerce Bancshares, Inc. 26,536 1,450,988
Cullen/Frost Bankers, Inc. 14,370 1,499,366
East West Bancorp, Inc. 31,760 2,365,802
First Financial Bankshares,
Inc.(a) 28,548 843,879
First Horizon Corp. 125,209 1,868,118
FNB Corp. 82,249 1,097,202
Glacier Bancorp, Inc. 24,864 899,580
Hancock Whitney Corp. 19,720 895,091
Home BancShares, Inc. 41,829 990,511
International Bancshares Corp. 11,905 662,513
New York Community
Bancorp, Inc. 162,800 431,420
Old National Bancorp 71,063 1,175,382
Pinnacle Financial Partners,
Inc.(a) 17,231 1,321,618
Prosperity Bancshares, Inc. 20,948 1,298,148
SouthState Corp. 17,175 1,300,148
Synovus Financial Corp. 33,366 1,194,169
Texas Capital Bancshares,
Inc.*(a) 10,232 587,317
UMB Financial Corp. 10,008 797,237
United Bankshares, Inc. 30,427 987,660
Valley National Bancorp(a) 96,708 677,923
Webster Financial Corp. 39,270 1,721,204
Wintrust Financial Corp. 14,053 1,358,082
Zions Bancorp NA 33,217 1,354,589
30,548,577
Beverages 0 .7%
Boston Beer Co., Inc. (The),
Class A* 2,094 582,991
Celsius Holdings, Inc.* 33,126 2,360,890
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 1,043 861,518
3,805,399
Biotechnology 1 .9%
Arrowhead Pharmaceuticals,
Inc.* 27,919 631,528
Cytokinetics, Inc.* 22,065 1,353,026
Exelixis, Inc.* 67,694 1,588,101
Halozyme Therapeutics,
Inc.*(a) 29,774 1,134,389
Neurocrine Biosciences, Inc.* 22,263 3,062,053
Roivant Sciences Ltd.* 75,672 824,825
United Therapeutics Corp.* 10,529 2,467,261
11,061,183
Broadline Retail 0 .4%
Macy's, Inc. 61,775 1,138,513
Nordstrom, Inc.(a) 22,242 422,821
Ollie's Bargain Outlet
Holdings, Inc.* 13,735 1,004,578
2,565,912
Building Products 3 .6%
Advanced Drainage Systems,
Inc. 15,277 2,398,489
Carlisle Cos., Inc. 10,881 4,224,548
Fortune Brands Innovations,
Inc. 28,243 2,064,563
Lennox International, Inc. 7,189 3,331,526
Owens Corning 19,959 3,357,304
Simpson Manufacturing Co.,
Inc. 9,456 1,644,304
Trex Co., Inc.*(a) 24,133 2,136,977
UFP Industries, Inc. 13,917 1,568,446
20,726,157
Capital Markets 3 .1%
Affiliated Managers Group,
Inc.(a) 7,630 1,191,043
Carlyle Group, Inc. (The) 49,788 2,230,502
Evercore, Inc., Class A 8,260 1,499,190
Federated Hermes, Inc., Class
B 18,668 613,244
Houlihan Lokey, Inc., Class A 12,039 1,534,852
Interactive Brokers Group,
Inc., Class A 24,283 2,795,459
Janus Henderson Group plc 31,590 986,240
Jefferies Financial Group, Inc. 40,517 1,744,662
Morningstar, Inc. 5,790 1,636,543
SEI Investments Co. 22,759 1,500,956
Stifel Financial Corp. 24,105 1,926,472
17,659,163
Chemicals 2 .3%
Arcadium Lithium plc*(a) 228,651 1,006,064
Ashland, Inc. 11,172 1,065,027
Avient Corp. 20,573 872,707
Axalta Coating Systems Ltd.* 49,583 1,558,890
Cabot Corp. 12,406 1,131,799
Chemours Co. (The) 33,379 892,888
NewMarket Corp. 1,535 808,822
Olin Corp. 27,061 1,414,749
RPM International, Inc. 28,879 3,087,454

64 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Chemicals
Scotts Miracle-Gro Co. (The)
(a) 9,461 648,457
Westlake Corp. 7,310 1,077,202
13,564,059
Commercial Services & Supplies 1 .3%
Brink's Co. (The) 10,264 897,689
Clean Harbors, Inc.* 11,332 2,146,847
MSA Safety, Inc. 8,267 1,491,367
Stericycle, Inc.* 20,681 925,061
Tetra Tech, Inc.(a) 11,948 2,326,515
7,787,479
Communications Equipment 0 .4%
Ciena Corp.* 32,611 1,507,606
Lumentum Holdings, Inc.*(a) 15,405 674,123
2,181,729
Construction & Engineering 2 .4%
AECOM 30,682 2,833,790
Comfort Systems USA, Inc. 7,956 2,461,666
EMCOR Group, Inc. 10,536 3,763,143
Fluor Corp.*(a) 38,373 1,547,583
MasTec, Inc.* 13,636 1,209,377
MDU Resources Group, Inc. 45,956 1,135,113
Valmont Industries, Inc. 4,646 951,501
13,902,173
Construction Materials 0 .5%
Eagle Materials, Inc. 7,681 1,925,703
Knife River Corp.* 12,687 991,997
2,917,700
Consumer Finance 0 .8%
Ally Financial, Inc. 62,399 2,393,002
FirstCash Holdings, Inc. 8,577 969,029
SLM Corp. 50,863 1,077,787
4,439,818
Consumer Staples Distribution & Retail 2 .0%
BJ's Wholesale Club Holdings,
Inc.* 29,764 2,222,775
Casey's General Stores, Inc. 8,292 2,649,957
Grocery Outlet Holding Corp.* 21,315 553,551
Performance Food Group Co.* 34,817 2,363,378
Sprouts Farmers Market,
Inc.*(a) 22,519 1,486,930
US Foods Holding Corp.* 50,754 2,550,388
11,826,979
Containers & Packaging 1 .7%
AptarGroup, Inc. 14,736 2,127,584
Berry Global Group, Inc.(a) 26,177 1,482,665
Crown Holdings, Inc. 26,766 2,196,685
Graphic Packaging Holding
Co. 68,942 1,782,151
Greif, Inc., Class A 5,900 361,552
Silgan Holdings, Inc. 18,142 846,506
Sonoco Products Co. 22,043 1,235,510
10,032,653
Diversified Consumer Services 1 .2%
Duolingo, Inc., Class A* 8,041 1,815,256
Graham Holdings Co., Class B 824 577,929
Grand Canyon Education,
Inc.* 6,495 844,480
Common Stocks
Shares Value ($)
Diversified Consumer Services
H&R Block, Inc. 31,495 1,487,509
Service Corp. International 33,108 2,374,174
7,099,348
Diversified REITs 0 .5%
WP Carey, Inc. 49,015 2,687,983
Diversified Telecommunication Services 0 .3%
Frontier Communications
Parent, Inc.*(a) 49,532 1,146,170
Iridium Communications, Inc. 27,362 842,476
1,988,646
Electric Utilities 0 .9%
ALLETE, Inc. 12,821 759,260
IDACORP, Inc. 11,143 1,056,134
OGE Energy Corp. 44,905 1,555,958
PNM Resources, Inc. 19,104 707,994
Portland General Electric Co. 23,092 998,267
5,077,613
Electrical Equipment 1 .5%
Acuity Brands, Inc. 6,812 1,691,420
EnerSys 9,133 826,080
nVent Electric plc 37,264 2,685,616
Regal Rexnord Corp. 14,840 2,394,731
Sensata Technologies Holding
plc 33,868 1,297,483
8,895,330
Electronic Equipment, Instruments & Components 2 .5%
Arrow Electronics, Inc.* 12,120 1,547,360
Avnet, Inc. 20,681 1,010,680
Belden, Inc.(a) 9,297 755,567
Cognex Corp. 38,162 1,585,250
Coherent Corp.* 29,647 1,619,616
Crane NXT Co. 10,776 655,289
IPG Photonics Corp.* 6,503 546,122
Littelfuse, Inc. 5,529 1,275,209
Novanta, Inc.* 7,924 1,240,106
TD SYNNEX Corp. 17,468 2,058,429
Vishay Intertechnology, Inc.(a) 28,560 660,878
Vontier Corp.(a) 34,586 1,405,229
14,359,735
Energy Equipment & Services 1 .0%
ChampionX Corp.(a) 42,994 1,443,309
NOV, Inc.(a) 88,348 1,633,554
Valaris Ltd.*(a) 13,877 902,838
Weatherford International plc* 16,290 2,013,770
5,993,471
Entertainment 0 .2%
TKO Group Holdings, Inc.,
Class A 13,349 1,263,750
Financial Services 1 .6%
Equitable Holdings, Inc. 27,146 1,001,959
Essent Group Ltd. 23,838 1,262,699
Euronet Worldwide, Inc.* 9,886 1,015,095
MGIC Investment Corp. 61,175 1,240,629
Voya Financial, Inc. 24,653 1,680,348
Western Union Co. (The) 79,050 1,062,432
WEX, Inc.* 9,615 2,031,265
9,294,427

Nationwide Mid Cap Market Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Food Products 1 .2%
Darling Ingredients, Inc.* 35,747 1,514,600
Flowers Foods, Inc. 42,800 1,067,432
Ingredion, Inc. 14,738 1,688,828
Lancaster Colony Corp.(a) 4,475 853,875
Pilgrim's Pride Corp.* 9,011 324,576
Post Holdings, Inc.* 11,385 1,208,518
6,657,829
Gas Utilities 1 .0%
National Fuel Gas Co. 20,535 1,090,408
New Jersey Resources Corp. 22,123 966,554
ONE Gas, Inc.(a) 12,409 800,629
Southwest Gas Holdings, Inc. 13,582 1,013,489
Spire, Inc. 12,226 755,444
UGI Corp. 47,187 1,206,100
5,832,624
Ground Transportation 1 .8%
Avis Budget Group, Inc.(a) 4,222 402,990
Hertz Global Holdings, Inc.*(a) 30,172 137,282
Knight-Swift Transportation
Holdings, Inc., Class A 36,399 1,682,726
Landstar System, Inc. 7,936 1,384,118
Ryder System, Inc. 10,202 1,243,114
Saia, Inc.* 5,937 2,355,980
Werner Enterprises, Inc. 12,432 425,174
XPO, Inc.* 26,000 2,793,960
10,425,344
Health Care Equipment & Supplies 2 .4%
Dentsply Sirona, Inc. 47,387 1,422,084
Enovis Corp.* 11,218 619,570
Envista Holdings Corp.* 38,195 751,678
Globus Medical, Inc., Class
A*(a) 25,759 1,282,541
Haemonetics Corp.* 11,321 1,040,966
Integra LifeSciences Holdings
Corp.* 15,266 445,309
Lantheus Holdings, Inc.*(a) 15,334 1,020,324
LivaNova plc* 11,996 668,777
Masimo Corp.* 9,999 1,343,966
Neogen Corp.* 43,413 535,282
Penumbra, Inc.* 8,648 1,699,072
QuidelOrtho Corp.* 11,331 459,472
Shockwave Medical, Inc.* 8,252 2,724,728
14,013,769
Health Care Providers & Services 2 .1%
Acadia Healthcare Co., Inc.* 20,615 1,524,273
Amedisys, Inc.* 7,042 648,216
Chemed Corp. 3,336 1,894,848
Encompass Health Corp. 22,421 1,869,463
HealthEquity, Inc.* 19,128 1,509,390
Option Care Health, Inc.* 39,483 1,180,147
Progyny, Inc.* 18,363 588,718
R1 RCM, Inc.* 43,820 538,548
Tenet Healthcare Corp.* 22,796 2,559,763
12,313,366
Health Care REITs 0 .6%
Healthcare Realty Trust, Inc.,
Class A 85,165 1,211,898
Omega Healthcare Investors,
Inc. 55,210 1,678,936
Common Stocks
Shares Value ($)
Health Care REITs
Sabra Health Care REIT, Inc. 51,608 718,383
3,609,217
Health Care Technology 0 .1%
Doximity, Inc., Class A*(a) 27,319 663,579
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 47,680 769,078
Hotels, Restaurants & Leisure 3 .6%
Aramark 59,284 1,868,039
Boyd Gaming Corp. 15,710 840,642
Choice Hotels International,
Inc.(a) 5,535 654,569
Churchill Downs, Inc. 15,211 1,962,219
Hilton Grand Vacations, Inc.* 15,904 662,243
Hyatt Hotels Corp., Class A 9,870 1,468,557
Light & Wonder, Inc.* 20,181 1,801,356
Marriott Vacations Worldwide
Corp. 7,349 706,312
Penn Entertainment, Inc.*(a) 33,234 549,690
Planet Fitness, Inc., Class A* 19,106 1,143,303
Texas Roadhouse, Inc., Class
A 14,856 2,388,548
Travel + Leisure Co. 16,438 715,711
Vail Resorts, Inc. 8,508 1,611,160
Wendy's Co. (The) 37,571 751,044
Wingstop, Inc. 6,609 2,543,077
Wyndham Hotels & Resorts,
Inc. 18,592 1,366,698
21,033,168
Household Durables 2 .1%
Helen of Troy Ltd.* 5,285 489,972
KB Home 16,385 1,061,093
Leggett & Platt, Inc. 30,111 544,106
Taylor Morrison Home Corp.,
Class A* 24,038 1,346,368
Tempur Sealy International,
Inc. 38,892 1,946,933
Toll Brothers, Inc. 23,378 2,784,554
TopBuild Corp.* 7,078 2,864,254
Whirlpool Corp. 12,322 1,168,865
12,206,145
Independent Power and Renewable Electricity Producers
1 .1%
Ormat Technologies, Inc.(a) 11,842 755,875
Vistra Corp. 75,393 5,717,805
6,473,680
Industrial REITs 1 .1%
EastGroup Properties, Inc. 10,504 1,631,902
First Industrial Realty Trust,
Inc. 29,651 1,346,748
Rexford Industrial Realty, Inc. 47,123 2,017,336
STAG Industrial, Inc. 40,429 1,390,353
6,386,339
Insurance 4 .6%
American Financial Group, Inc. 14,869 1,899,515
Brighthouse Financial, Inc.* 14,994 723,460
CNO Financial Group, Inc. 24,934 656,512
Erie Indemnity Co., Class A 5,560 2,127,590
Fidelity National Financial, Inc. 56,374 2,790,513
First American Financial Corp. 23,184 1,241,967

66 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Hanover Insurance Group, Inc.
(The) 8,054 1,045,570
Kemper Corp. 13,379 780,129
Kinsale Capital Group, Inc. 4,908 1,782,831
Old Republic International
Corp. 58,889 1,758,426
Primerica, Inc. 8,020 1,699,117
Reinsurance Group of
America, Inc. 15,040 2,812,330
RenaissanceRe Holdings Ltd. 11,820 2,591,535
RLI Corp. 8,885 1,255,895
Selective Insurance Group,
Inc. 13,674 1,389,962
Unum Group 36,417 1,846,342
26,401,694
Interactive Media & Services 0 .3%
Ziff Davis, Inc.* 10,034 502,804
ZoomInfo Technologies, Inc.,
Class A* 66,099 1,048,330
1,551,134
IT Services 0 .8%
GoDaddy, Inc., Class A* 31,651 3,873,449
Kyndryl Holdings, Inc.* 51,704 1,016,501
4,889,950
Leisure Products 0 .8%
Brunswick Corp. 15,442 1,245,243
Mattel, Inc.* 79,182 1,450,614
Polaris, Inc. 11,895 1,012,978
YETI Holdings, Inc.*(a) 19,232 686,967
4,395,802
Life Sciences Tools & Services 1 .1%
Azenta, Inc.* 12,579 659,894
Bruker Corp. 20,755 1,619,098
Medpace Holdings, Inc.* 5,230 2,031,070
Repligen Corp.*(a) 11,661 1,914,736
Sotera Health Co.* 28,138 315,146
6,539,944
Machinery 4 .8%
AGCO Corp. 13,980 1,596,376
Chart Industries, Inc.*(a) 9,425 1,357,766
Crane Co. 10,917 1,528,489
Donaldson Co., Inc. 26,681 1,926,368
Esab Corp. 12,666 1,341,076
Flowserve Corp. 29,228 1,378,393
Graco, Inc. 37,524 3,009,425
ITT, Inc. 18,309 2,368,086
Lincoln Electric Holdings, Inc. 12,791 2,808,008
Middleby Corp. (The)* 11,995 1,666,945
Oshkosh Corp. 14,709 1,651,379
RBC Bearings, Inc.*(a) 6,430 1,572,457
Terex Corp.(a) 14,909 835,650
Timken Co. (The) 14,669 1,308,768
Toro Co. (The)(a) 23,397 2,049,343
Watts Water Technologies,
Inc., Class A 6,067 1,204,057
27,602,586
Marine Transportation 0 .2%
Kirby Corp.* 13,141 1,434,077
Common Stocks
Shares Value ($)
Media 0 .6%
New York Times Co. (The),
Class A 36,394 1,566,034
Nexstar Media Group, Inc.,
Class A(a) 7,312 1,170,359
TEGNA, Inc. 44,530 607,389
3,343,782
Metals & Mining 2 .2%
Alcoa Corp. 39,926 1,403,000
Cleveland-Cliffs, Inc.* 111,679 1,887,375
Commercial Metals Co. 26,100 1,402,614
MP Materials Corp.*(a) 32,063 513,008
Reliance, Inc. 12,874 3,665,485
Royal Gold, Inc.(a) 14,763 1,773,479
United States Steel Corp.(a) 50,230 1,833,395
12,478,356
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 113,303 2,123,298
Starwood Property Trust, Inc. 68,804 1,305,212
3,428,510
Multi-Utilities 0 .3%
Black Hills Corp. 15,589 855,836
Northwestern Energy Group,
Inc. 12,796 645,430
1,501,266
Office REITs 0 .5%
COPT Defense Properties 23,631 566,435
Cousins Properties, Inc. 33,596 770,692
Kilroy Realty Corp. 23,901 807,854
Vornado Realty Trust 35,801 931,900
3,076,881
Oil, Gas & Consumable Fuels 4 .6%
Antero Midstream Corp. 75,393 1,043,439
Antero Resources Corp.* 62,952 2,140,998
Chesapeake Energy Corp.(a) 24,875 2,235,765
Chord Energy Corp. 9,283 1,642,905
Civitas Resources, Inc. 19,299 1,388,756
CNX Resources Corp.*(a) 33,512 788,202
DT Midstream, Inc. 21,295 1,324,549
Equitrans Midstream Corp. 97,604 1,320,582
HF Sinclair Corp. 35,198 1,909,491
Matador Resources Co. 24,789 1,544,355
Murphy Oil Corp. 32,517 1,451,559
Ovintiv, Inc. 56,762 2,913,026
PBF Energy, Inc., Class A 24,329 1,296,006
Permian Resources Corp.,
Class A 102,944 1,724,312
Range Resources Corp.(a) 53,732 1,929,516
Southwestern Energy Co.* 246,046 1,842,885
26,496,346
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 14,147 1,035,419
Personal Care Products 0 .8%
BellRing Brands, Inc.* 29,395 1,621,722
Coty, Inc., Class A* 84,000 960,960
elf Beauty, Inc.* 12,440 2,021,873
4,604,555

Nationwide Mid Cap Market Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc* 14,037 1,554,598
Perrigo Co. plc 30,166 985,221
2,539,819
Professional Services 2 .8%
ASGN, Inc.* 10,641 1,026,324
CACI International, Inc., Class
A* 5,043 2,028,446
Concentrix Corp. 10,608 579,939
ExlService Holdings, Inc.* 36,595 1,061,255
Exponent, Inc. 11,261 1,034,998
FTI Consulting, Inc.* 7,752 1,657,610
Genpact Ltd. 36,944 1,135,659
Insperity, Inc. 7,949 818,191
KBR, Inc. 30,327 1,969,435
ManpowerGroup, Inc. 11,206 845,493
Maximus, Inc. 13,625 1,093,815
Paylocity Holding Corp.* 9,691 1,503,656
Science Applications
International Corp.(a) 11,753 1,512,611
16,267,432
Real Estate Management & Development 0 .3%
Jones Lang LaSalle, Inc.* 10,659 1,926,081
Residential REITs 1 .2%
American Homes 4 Rent,
Class A 71,043 2,543,339
Apartment Income REIT Corp.,
Class A 32,241 1,237,410
Equity LifeStyle Properties,
Inc. 41,765 2,518,012
Independence Realty Trust,
Inc. 49,296 777,398
7,076,159
Retail REITs 1 .0%
Agree Realty Corp. 21,987 1,258,096
Brixmor Property Group, Inc. 67,977 1,502,292
Kite Realty Group Trust 49,074 1,069,813
NNN REIT, Inc. 41,007 1,662,014
5,492,215
Semiconductors & Semiconductor Equipment 2 .7%
Allegro MicroSystems, Inc.* 15,451 458,740
Amkor Technology, Inc. 23,210 750,843
Cirrus Logic, Inc.* 11,967 1,059,917
Lattice Semiconductor
Corp.*(a) 30,698 2,105,883
MACOM Technology Solutions
Holdings, Inc.*(a) 12,324 1,256,432
MKS Instruments, Inc.(a) 14,050 1,671,669
Onto Innovation, Inc.* 11,014 2,042,987
Power Integrations, Inc. 12,226 815,719
Rambus, Inc.* 24,018 1,316,667
Silicon Laboratories, Inc.* 7,050 856,505
Synaptics, Inc.* 8,870 797,945
Universal Display Corp. 9,755 1,541,095
Wolfspeed, Inc.*(a) 28,346 766,192
15,440,594
Software 2 .4%
Appfolio, Inc., Class A* 4,597 1,042,508
Aspen Technology, Inc.* 6,284 1,237,131
Blackbaud, Inc.*(a) 9,424 734,318
Common Stocks
Shares Value ($)
Software
CommVault Systems, Inc.* 9,780 1,002,157
Dolby Laboratories, Inc., Class
A 13,265 1,030,160
Dropbox, Inc., Class A* 57,509 1,331,908
Dynatrace, Inc.* 53,616 2,429,341
Manhattan Associates, Inc.* 13,730 2,829,204
Qualys, Inc.* 8,169 1,338,981
Teradata Corp.* 21,923 813,343
13,789,051
Specialized REITs 1 .7%
CubeSmart 50,235 2,031,503
EPR Properties 17,138 695,631
Gaming and Leisure
Properties, Inc. 59,987 2,563,245
Lamar Advertising Co., Class A 19,664 2,278,074
National Storage Affiliates
Trust 17,294 605,982
PotlatchDeltic Corp. 17,706 708,417
Rayonier, Inc. 30,362 900,537
9,783,389
Specialty Retail 3 .9%
AutoNation, Inc.*(a) 5,820 937,893
Burlington Stores, Inc.* 14,284 2,570,263
Dick's Sporting Goods, Inc. 13,009 2,614,028
Five Below, Inc.* 12,317 1,802,470
Floor & Decor Holdings, Inc.,
Class A*(a) 23,831 2,629,274
GameStop Corp., Class A*(a) 59,796 663,138
Gap, Inc. (The) 48,363 992,409
Lithia Motors, Inc., Class A 6,204 1,578,174
Murphy USA, Inc. 4,254 1,760,390
Penske Automotive Group,
Inc. 4,317 660,112
RH*(a) 3,453 853,064
Valvoline, Inc.* 29,242 1,243,370
Williams-Sonoma, Inc.(a) 14,339 4,112,138
22,416,723
Technology Hardware, Storage & Peripherals 0 .6%
Pure Storage, Inc., Class A* 66,406 3,346,862
Textiles, Apparel & Luxury Goods 1 .3%
Capri Holdings Ltd.* 25,925 919,819
Carter's, Inc. 8,046 550,427
Columbia Sportswear Co. 7,220 574,929
Crocs, Inc.* 13,520 1,681,482
PVH Corp. 13,405 1,458,464
Skechers USA, Inc., Class A* 29,727 1,963,468
Under Armour, Inc., Class A* 44,884 302,069
Under Armour, Inc., Class C* 38,968 254,072
7,704,730
Trading Companies & Distributors 1 .8%
Applied Industrial
Technologies, Inc. 8,724 1,598,673
Core & Main, Inc., Class A* 38,323 2,164,100
GATX Corp. 7,950 972,762
MSC Industrial Direct Co., Inc.,
Class A(a) 10,174 928,276
Watsco, Inc. 6,998 3,133,145
WESCO International, Inc.(a) 9,918 1,514,974
10,311,930

68 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Water Utilities 0 .4%
Essential Utilities, Inc. 56,528 2,067,794
Total Common Stocks
(cost $384,776,912) 575,438,486
Repurchase Agreements 1 .5%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $511,534,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$521,764.(b)(c) 511,458 511,458
Nomura Securities
International, Inc.,
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$1,020,523.(b)(c) 1,000,000 1,000,000
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $7,001,033,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$7,141,053.(b)(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $8,511,458) 8,511,458
Total Investments
(cost $393,288,370) — 100.9% 583,949,944
Liabilities in excess of other assets — (0.9)% (5,161,172)
NET ASSETS — 100.0%
$ 578,788,772
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $48,499,627, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $8,511,458 and by $42,680,879 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
5/7/2024 – 2/15/2054, a total value of $51,192,337.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $8,511,458.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

Nationwide Mid Cap Market Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 69
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 14 6/2024 USD 4,028,080 (59,870)
Net contracts (59,870)
As of April 30, 2024, the Fund had $227,800 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 6 .9%
Boeing Co. (The)* 36,489 6,124,314
General Dynamics Corp. 36,489 10,475,627
L3Harris Technologies, Inc. 36,489 7,810,470
Lockheed Martin Corp. 36,489 16,964,831
RTX Corp. 36,489 3,704,363
45,079,605
Automobiles 1 .0%
Tesla, Inc.* 36,489 6,687,704
Biotechnology 3 .2%
Amgen, Inc. 36,489 9,995,796
Biogen, Inc.* 36,489 7,838,567
Gilead Sciences, Inc. 36,489 2,379,083
Myriad Genetics, Inc.* 36,489 714,090
20,927,536
Broadline Retail 1 .8%
Alibaba Group Holding Ltd.,
ADR-CN 36,489 2,731,202
Amazon.com, Inc.* 36,489 6,385,575
eBay, Inc. 36,489 1,880,643
JD.com, Inc., ADR-CN 36,489 1,054,167
12,051,587
Chemicals 0 .4%
DuPont de Nemours, Inc. 36,489 2,645,453
Communications Equipment 4 .2%
Ciena Corp.* 36,489 1,686,886
Cisco Systems, Inc. 36,489 1,714,253
F5, Inc.* 36,489 6,031,997
Juniper Networks, Inc. 36,489 1,270,547
Motorola Solutions, Inc. 36,489 12,375,244
Nokia OYJ, ADR-FI 36,489 133,185
Ubiquiti, Inc.(a) 36,489 3,925,487
Viavi Solutions, Inc.*(a) 36,489 288,263
27,425,862
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 36,489 616,299
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc 36,489 1,397,894
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 36,489 4,406,776
Corning, Inc. 36,489 1,218,003
LG Display Co. Ltd., ADR-KR* 36,489 147,416
5,772,195
Energy Equipment & Services 0 .6%
Halliburton Co.(a) 36,489 1,367,243
NOV, Inc.(a) 36,489 674,681
Schlumberger NV(a) 36,489 1,732,498
3,774,422
Entertainment 0 .7%
Electronic Arts, Inc. 36,489 4,627,535
Financial Services 4 .0%
Mastercard, Inc., Class A 36,489 16,463,837
Visa, Inc., Class A(a) 36,489 9,801,310
26,265,147
Health Care Equipment & Supplies 1 .1%
Baxter International, Inc. 36,489 1,473,061
Boston Scientific Corp.* 36,489 2,622,465
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 36,489 2,927,877
7,023,403
Health Care Technology 1 .1%
Veeva Systems, Inc., Class A* 36,489 7,245,256
Household Durables 0 .8%
Garmin Ltd. 36,489 5,271,566
iRobot Corp.*(a) 36,489 312,346
5,583,912
Industrial Conglomerates 1 .1%
Honeywell International, Inc. 36,489 7,032,525
Interactive Media & Services 3 .6%
Alphabet, Inc., Class A* 36,489 5,939,679
Meta Platforms, Inc., Class A 36,489 15,696,473
Ziff Davis, Inc.* 36,489 1,828,464
23,464,616
IT Services 3 .0%
Akamai Technologies, Inc.* 36,489 3,682,835
Amdocs Ltd. 36,489 3,064,711
DXC Technology Co.* 36,489 711,170
International Business
Machines Corp. 36,489 6,064,472
VeriSign, Inc.* 36,489 6,184,156
19,707,344
Life Sciences Tools & Services 6 .0%
Agilent Technologies, Inc. 36,489 5,000,453
Danaher Corp. 36,489 8,998,917
Illumina, Inc.* 36,489 4,489,971
Thermo Fisher Scientific, Inc. 36,489 20,752,024
39,241,365
Pharmaceuticals 1 .2%
AstraZeneca plc, ADR-UK 36,489 2,768,785
Bausch Health Cos., Inc.* 36,489 319,644
Bristol-Myers Squibb Co. 36,489 1,603,327
Novartis AG, ADR-CH 36,489 3,544,176
8,235,932
Professional Services 1 .3%
Automatic Data Processing,
Inc. 36,489 8,826,324
Semiconductors & Semiconductor Equipment 35 .9%
Advanced Micro Devices, Inc.* 36,489 5,779,128
Analog Devices, Inc. 36,489 7,320,058
Applied Materials, Inc. 36,489 7,248,540
ASML Holding NV
(Registered), ADR-NL 36,489 31,835,558
Broadcom, Inc. 36,489 47,445,552
FormFactor, Inc.* 36,489 1,627,045
Intel Corp. 36,489 1,111,820
KLA Corp. 36,489 25,151,503
Lam Research Corp. 36,489 32,636,127
Microchip Technology, Inc. 36,489 3,356,258
Micron Technology, Inc. 36,489 4,121,797
NVIDIA Corp. 36,489 31,527,226
NXP Semiconductors NV 36,489 9,348,117
ON Semiconductor Corp.* 36,489 2,560,068
QUALCOMM, Inc. 36,489 6,051,701
Synaptics, Inc.* 36,489 3,282,550

Nationwide NYSE Arca Tech 100 Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 71
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 36,489 5,011,399
Teradyne, Inc.(a) 36,489 4,244,400
Texas Instruments, Inc. 36,489 6,437,389
236,096,236
Software 17 .7%
Adeia, Inc.(a) 36,489 359,052
Adobe, Inc.* 36,489 16,888,204
Check Point Software
Technologies Ltd.* 36,489 5,452,186
Gen Digital, Inc. 36,489 734,888
InterDigital, Inc.(a) 36,489 3,602,559
Intuit, Inc. 36,489 22,828,248
LiveRamp Holdings, Inc.* 36,489 1,171,662
Microsoft Corp. 36,489 14,206,262
Open Text Corp. 36,489 1,288,427
Oracle Corp. 36,489 4,150,624
Progress Software Corp. 36,489 1,817,882
PTC, Inc.* 36,489 6,474,608
Salesforce, Inc. 36,489 9,813,352
SAP SE, ADR-DE 36,489 6,612,172
Synopsys, Inc.* 36,489 19,360,698
Teradata Corp.* 36,489 1,353,742
116,114,566
Technology Hardware, Storage & Peripherals 2 .6%
Apple, Inc. 36,489 6,215,171
HP, Inc. 36,489 1,024,976
NetApp, Inc. 36,489 3,729,541
Seagate Technology Holdings
plc 36,489 3,134,770
Western Digital Corp.* 36,489 2,584,516
Xerox Holdings Corp.(a) 36,489 484,939
17,173,913
Wireless Telecommunication Services 0 .1%
Telephone & Data Systems,
Inc. 36,489 571,053
Total Common Stocks
(cost $157,817,983) 653,587,684
Repurchase Agreements 1 .1%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $4,358,128,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$4,445,290.(b)(c) 4,357,485 4,357,485
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $3,000,443,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$3,060,451.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $7,357,485) 7,357,485
Total Investments
(cost $165,175,468) — 100.6% 660,945,169
Liabilities in excess of other assets — (0.6)% (3,695,379)
NET ASSETS — 100.0%
$ 657,249,790
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $18,501,326, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,357,485 and by $12,152,418 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
5/7/2024 – 11/15/2052, a total value of $19,509,903.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $7,357,485.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
TW Taiwan
UK United Kingdom

72 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 11 6/2024 USD 3,865,675 (67,524)
Net contracts (67,524)
As of April 30, 2024, the Fund had $174,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide S&P 500 Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 73
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 1 .9%
Axon Enterprise, Inc.* 2,395 751,216
Boeing Co. (The)* 19,145 3,213,297
General Dynamics Corp. 7,616 2,186,477
General Electric Co. 36,541 5,913,065
Howmet Aerospace, Inc. 12,151 811,079
Huntington Ingalls Industries,
Inc. 1,361 376,902
L3Harris Technologies, Inc. 6,408 1,371,632
Lockheed Martin Corp. 7,221 3,357,260
Northrop Grumman Corp. 4,751 2,304,378
RTX Corp. 44,547 4,522,411
Textron, Inc. 6,828 577,580
TransDigm Group, Inc. 1,862 2,323,832
27,709,129
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc. 4,135 293,585
Expeditors International of
Washington, Inc. 4,847 539,520
FedEx Corp. 7,657 2,004,449
United Parcel Service, Inc.,
Class B 24,296 3,583,174
6,420,728
Automobile Components 0 .1%
Aptiv plc* 9,079 644,609
BorgWarner, Inc.(a) 7,763 254,394
899,003
Automobiles 1 .4%
Ford Motor Co.(a) 129,477 1,573,146
General Motors Co. 38,759 1,725,938
Tesla, Inc.* 93,011 17,047,056
20,346,140
Banks 3 .4%
Bank of America Corp. 231,635 8,572,811
Citigroup, Inc. 64,163 3,935,117
Citizens Financial Group, Inc. 15,826 539,825
Comerica, Inc. 4,469 224,210
Fifth Third Bancorp(a) 22,379 815,938
Huntington Bancshares, Inc. 47,529 640,216
JPMorgan Chase & Co. 97,034 18,605,299
KeyCorp 31,547 457,116
M&T Bank Corp. 5,477 790,824
PNC Financial Services
Group, Inc. (The) 13,229 2,027,476
Regions Financial Corp. 31,496 606,928
Truist Financial Corp. 45,092 1,693,205
US Bancorp 52,535 2,134,497
Wells Fargo & Co. 120,828 7,167,517
48,210,979
Beverages 1 .5%
Brown-Forman Corp., Class
B(a) 6,148 294,182
Coca-Cola Co. (The) 130,401 8,054,870
Constellation Brands, Inc.,
Class A 5,459 1,383,638
Keurig Dr Pepper, Inc. 33,946 1,143,980
Molson Coors Beverage Co.,
Class B 6,259 358,390
Monster Beverage Corp.* 25,095 1,341,328
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 46,195 8,126,162
20,702,550
Biotechnology 1 .9%
AbbVie, Inc. 59,235 9,633,980
Amgen, Inc. 17,932 4,912,292
Biogen, Inc.* 4,900 1,052,618
Gilead Sciences, Inc. 41,739 2,721,383
Incyte Corp.* 6,374 331,767
Moderna, Inc.* 11,099 1,224,331
Regeneron Pharmaceuticals,
Inc.* 3,547 3,159,171
Vertex Pharmaceuticals, Inc.* 8,614 3,383,665
26,419,207
Broadline Retail 3 .8%
Amazon.com, Inc.* 306,897 53,706,975
eBay, Inc. 17,067 879,633
Etsy, Inc.*(a) 4,176 286,766
54,873,374
Building Products 0 .5%
A O Smith Corp. 4,096 339,313
Allegion plc 2,995 364,072
Builders FirstSource, Inc.* 4,152 759,069
Carrier Global Corp. 28,264 1,737,953
Johnson Controls International
plc 22,493 1,463,620
Masco Corp. 7,621 521,657
Trane Technologies plc 7,568 2,401,629
7,587,313
Capital Markets 2 .8%
Ameriprise Financial, Inc. 3,405 1,402,145
Bank of New York Mellon
Corp. (The) 25,494 1,440,156
BlackRock, Inc. 4,683 3,533,979
Blackstone, Inc.(a) 23,949 2,792,693
Cboe Global Markets, Inc. 3,506 635,112
Charles Schwab Corp. (The) 50,312 3,720,572
CME Group, Inc. 12,178 2,552,996
FactSet Research Systems,
Inc. 1,263 526,532
Franklin Resources, Inc. 10,279 234,772
Goldman Sachs Group, Inc.
(The) 10,972 4,681,862
Intercontinental Exchange, Inc. 18,954 2,440,517
Invesco Ltd. 15,312 216,971
MarketAxess Holdings, Inc. 1,217 243,509
Moody's Corp. 5,343 1,978,673
Morgan Stanley 42,021 3,817,188
MSCI, Inc., Class A 2,635 1,227,357
Nasdaq, Inc. 13,119 785,172
Northern Trust Corp. 6,766 557,451
Raymond James Financial,
Inc. 6,457 787,754
S&P Global, Inc. 10,785 4,484,727
State Street Corp. 10,226 741,283
T. Rowe Price Group, Inc. 7,508 822,652
39,624,073
Chemicals 1 .5%
Air Products & Chemicals, Inc. 7,520 1,777,277
Albemarle Corp.(a) 3,914 470,893
Celanese Corp., Class A(a) 3,261 500,922

74 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 6,599 521,123
Corteva, Inc. 23,224 1,257,115
Dow, Inc. 23,946 1,362,527
DuPont de Nemours, Inc. 14,468 1,048,930
Eastman Chemical Co. 3,768 355,850
Ecolab, Inc. 8,386 1,896,494
FMC Corp. 4,350 256,694
International Flavors &
Fragrances, Inc. 8,741 739,926
Linde plc 16,313 7,193,381
LyondellBasell Industries NV,
Class A 8,521 851,844
Mosaic Co. (The) 10,944 343,532
PPG Industries, Inc. 7,970 1,028,130
Sherwin-Williams Co. (The) 7,945 2,380,401
21,985,039
Commercial Services & Supplies 0 .6%
Cintas Corp. 2,927 1,926,961
Copart, Inc.* 28,870 1,567,930
Republic Services, Inc., Class
A 6,889 1,320,621
Rollins, Inc. 8,956 399,080
Veralto Corp. 7,391 692,389
Waste Management, Inc. 12,307 2,560,102
8,467,083
Communications Equipment 0 .8%
Arista Networks, Inc.* 8,454 2,168,958
Cisco Systems, Inc. 136,275 6,402,199
F5, Inc.* 2,045 338,059
Juniper Networks, Inc. 11,279 392,735
Motorola Solutions, Inc. 5,557 1,884,657
11,186,608
Construction & Engineering 0 .1%
Quanta Services, Inc. 4,810 1,243,674
Construction Materials 0 .2%
Martin Marietta Materials, Inc. 2,069 1,214,648
Vulcan Materials Co. 4,435 1,142,589
2,357,237
Consumer Finance 0 .6%
American Express Co. 19,172 4,486,823
Capital One Financial Corp. 12,893 1,849,243
Discover Financial Services 8,242 1,044,509
Synchrony Financial 14,127 621,305
8,001,880
Consumer Staples Distribution & Retail 1 .9%
Costco Wholesale Corp. 14,883 10,758,921
Dollar General Corp. 7,418 1,032,511
Dollar Tree, Inc.* 7,039 832,362
Kroger Co. (The) 22,109 1,224,396
Sysco Corp. 16,613 1,234,678
Target Corp. 15,626 2,515,474
Walgreens Boots Alliance, Inc. 24,244 429,846
Walmart, Inc. 143,694 8,528,239
26,556,427
Containers & Packaging 0 .2%
Amcor plc(a) 48,265 431,489
Avery Dennison Corp. 2,619 569,056
Ball Corp. 10,875 756,574
International Paper Co. 11,916 416,345
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 3,045 526,724
Westrock Co. 8,246 395,478
3,095,666
Distributors 0 .1%
Genuine Parts Co. 4,652 731,341
LKQ Corp. 8,448 364,362
Pool Corp. 1,256 455,338
1,551,041
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 239,674 4,048,094
Verizon Communications, Inc. 141,287 5,579,424
9,627,518
Electric Utilities 1 .6%
Alliant Energy Corp. 8,352 415,929
American Electric Power Co.,
Inc.(a) 17,428 1,499,331
Constellation Energy Corp. 10,865 2,020,238
Duke Energy Corp.(a) 26,091 2,563,702
Edison International 12,835 912,055
Entergy Corp.(a) 7,191 767,064
Evergy, Inc. 7,514 394,109
Eversource Energy 11,810 715,922
Exelon Corp. 33,375 1,254,232
FirstEnergy Corp.(a) 17,114 656,151
NextEra Energy, Inc. 68,503 4,587,646
NRG Energy, Inc. 7,298 530,346
PG&E Corp. 70,563 1,207,333
Pinnacle West Capital Corp. 3,789 279,060
PPL Corp.(a) 25,495 700,093
Southern Co. (The) 36,916 2,713,326
Xcel Energy, Inc. 18,440 990,781
22,207,318
Electrical Equipment 0 .8%
AMETEK, Inc. 7,803 1,362,872
Eaton Corp. plc 13,347 4,247,816
Emerson Electric Co. 19,348 2,085,328
GE Vernova, Inc.* 9,135 1,404,141
Generac Holdings, Inc.* 2,042 277,630
Hubbell, Inc., Class B 1,810 670,641
Rockwell Automation, Inc. 3,889 1,053,763
11,102,191
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 20,155 2,434,119
CDW Corp. 4,460 1,078,696
Corning, Inc. 25,903 864,642
Jabil, Inc. 4,305 505,235
Keysight Technologies, Inc.* 5,894 871,958
TE Connectivity Ltd.(a) 10,379 1,468,421
Teledyne Technologies, Inc.* 1,565 597,016
Trimble, Inc.*(a) 8,611 517,263
Zebra Technologies Corp.,
Class A* 1,757 552,682
8,890,032
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 34,035 1,110,222
Halliburton Co.(a) 30,319 1,136,053
Schlumberger NV 47,645 2,262,184
4,508,459

Nationwide S&P 500 Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Entertainment 1 .2%
Electronic Arts, Inc. 8,318 1,054,889
Live Nation Entertainment,
Inc.* 4,734 420,900
Netflix, Inc.* 14,530 8,000,799
Take-Two Interactive Software,
Inc.* 5,240 748,324
Walt Disney Co. (The) 61,439 6,825,873
Warner Bros Discovery, Inc.* 76,254 561,230
17,612,015
Financial Services 4 .2%
Berkshire Hathaway, Inc.,
Class B* 61,086 24,234,649
Corpay, Inc.* 2,448 739,639
Fidelity National Information
Services, Inc. 20,005 1,358,739
Fiserv, Inc.* 20,192 3,082,713
Global Payments, Inc. 8,703 1,068,467
Jack Henry & Associates, Inc. 2,500 406,725
Mastercard, Inc., Class A 27,700 12,498,240
PayPal Holdings, Inc.* 36,273 2,463,662
Visa, Inc., Class A(a) 53,100 14,263,191
60,116,025
Food Products 0 .8%
Archer-Daniels-Midland Co. 17,961 1,053,592
Bunge Global SA 4,796 488,041
Campbell Soup Co. 6,894 315,125
Conagra Brands, Inc. 15,991 492,203
General Mills, Inc. 19,292 1,359,314
Hershey Co. (The) 4,981 965,915
Hormel Foods Corp. 9,810 348,844
J M Smucker Co. (The) 3,309 380,039
Kellanova 8,874 513,450
Kraft Heinz Co. (The) 26,672 1,029,806
Lamb Weston Holdings, Inc. 4,799 399,949
McCormick & Co., Inc.
(Non-Voting) 8,682 660,353
Mondelez International, Inc.,
Class A 45,207 3,252,191
Tyson Foods, Inc., Class A 9,859 597,948
11,856,770
Gas Utilities 0 .0%
†
Atmos Energy Corp. 5,000 589,500
Ground Transportation 1 .0%
CSX Corp. 66,412 2,206,207
JB Hunt Transport Services,
Inc. 2,782 452,270
Norfolk Southern Corp. 7,530 1,734,309
Old Dominion Freight Line, Inc. 6,084 1,105,524
Uber Technologies, Inc.* 69,234 4,588,137
Union Pacific Corp. 20,464 4,853,242
14,939,689
Health Care Equipment & Supplies 2 .5%
Abbott Laboratories 58,502 6,199,457
Align Technology, Inc.* 2,409 680,253
Baxter International, Inc. 17,037 687,784
Becton Dickinson & Co. 9,615 2,255,679
Boston Scientific Corp.* 48,674 3,498,200
Cooper Cos., Inc. (The) 6,896 614,158
Dexcom, Inc.* 12,798 1,630,337
Edwards Lifesciences Corp.* 20,524 1,737,767
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 13,606 1,037,321
Hologic, Inc.* 7,881 597,143
IDEXX Laboratories, Inc.* 2,801 1,380,221
Insulet Corp.* 2,392 411,280
Intuitive Surgical, Inc.* 11,863 4,396,665
Medtronic plc 44,536 3,573,569
ResMed, Inc. 4,847 1,037,210
Solventum Corp.* 4,669 303,532
STERIS plc 3,415 698,572
Stryker Corp. 11,316 3,807,834
Teleflex, Inc. 1,518 316,883
Zimmer Biomet Holdings, Inc. 7,050 847,974
35,711,839
Health Care Providers & Services 2 .6%
Cardinal Health, Inc. 8,253 850,389
Cencora, Inc.(a) 5,604 1,339,636
Centene Corp.* 17,931 1,310,039
Cigna Group (The) 9,845 3,515,059
CVS Health Corp. 42,251 2,860,815
DaVita, Inc.* 1,662 231,035
Elevance Health, Inc. 7,941 4,197,454
HCA Healthcare, Inc. 6,641 2,057,515
Henry Schein, Inc.* 4,435 307,257
Humana, Inc. 4,149 1,253,371
Laboratory Corp. of America
Holdings 2,891 582,161
McKesson Corp. 4,394 2,360,501
Molina Healthcare, Inc.* 1,935 661,963
Quest Diagnostics, Inc. 3,860 533,375
UnitedHealth Group, Inc. 31,029 15,008,727
Universal Health Services,
Inc., Class B 1,922 327,566
37,396,863
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 23,812 443,141
Ventas, Inc. 13,632 603,625
Welltower, Inc. 17,999 1,714,945
2,761,711
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 24,873 469,354
Hotels, Restaurants & Leisure 2 .0%
Airbnb, Inc., Class A* 14,386 2,281,188
Booking Holdings, Inc. 1,174 4,052,683
Caesars Entertainment, Inc.* 6,912 247,588
Carnival Corp.* 33,795 500,842
Chipotle Mexican Grill, Inc.,
Class A* 917 2,897,353
Darden Restaurants, Inc. 3,935 603,668
Domino's Pizza, Inc. 1,143 604,956
Expedia Group, Inc.* 4,446 598,565
Hilton Worldwide Holdings,
Inc. 8,416 1,660,308
Las Vegas Sands Corp. 12,420 550,951
Marriott International, Inc.,
Class A 8,272 1,953,267
McDonald's Corp. 24,403 6,662,995
MGM Resorts International* 9,049 356,893
Norwegian Cruise Line
Holdings Ltd.* 13,986 264,615

76 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises
Ltd.*(a) 7,614 1,063,143
Starbucks Corp. 37,942 3,357,488
Wynn Resorts Ltd. 3,041 278,708
Yum! Brands, Inc. 9,482 1,339,333
29,274,544
Household Durables 0 .4%
DR Horton, Inc. 10,177 1,450,121
Garmin Ltd. 5,174 747,488
Lennar Corp., Class A 8,190 1,241,768
Mohawk Industries, Inc.* 1,959 225,912
NVR, Inc.* 103 766,201
PulteGroup, Inc. 7,041 784,508
5,215,998
Household Products 1 .3%
Church & Dwight Co., Inc. 8,446 911,239
Clorox Co. (The) 4,300 635,841
Colgate-Palmolive Co. 27,580 2,535,153
Kimberly-Clark Corp. 11,422 1,559,446
Procter & Gamble Co. (The) 79,000 12,892,800
18,534,479
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 22,264 398,526
Industrial Conglomerates 0 .4%
3M Co. 18,677 1,802,517
Honeywell International, Inc. 22,131 4,265,308
6,067,825
Industrial REITs 0 .2%
Prologis, Inc. 30,941 3,157,529
Insurance 2 .1%
Aflac, Inc. 17,598 1,472,073
Allstate Corp. (The) 8,773 1,491,936
American International Group,
Inc. 23,878 1,798,252
Aon plc, Class A 6,683 1,884,673
Arch Capital Group Ltd.* 12,512 1,170,372
Arthur J Gallagher & Co. 7,214 1,693,054
Assurant, Inc. 1,812 316,013
Brown & Brown, Inc. 7,926 646,286
Chubb Ltd. 13,665 3,397,666
Cincinnati Financial Corp. 5,373 621,602
Everest Group Ltd. 1,505 551,447
Globe Life, Inc. 2,785 212,133
Hartford Financial Services
Group, Inc. (The) 10,005 969,384
Loews Corp. 6,164 463,225
Marsh & McLennan Cos., Inc. 16,551 3,300,766
MetLife, Inc. 20,584 1,463,111
Principal Financial Group, Inc. 7,248 573,607
Progressive Corp. (The) 19,598 4,081,284
Prudential Financial, Inc. 12,261 1,354,595
Travelers Cos., Inc. (The) 7,605 1,613,477
W R Berkley Corp. 6,509 500,998
Willis Towers Watson plc 3,430 861,410
30,437,364
Interactive Media & Services 6 .4%
Alphabet, Inc., Class A* 197,852 32,206,349
Alphabet, Inc., Class C* 165,647 27,272,122
Common Stocks
Shares Value ($)
Interactive Media & Services
Match Group, Inc.* 9,738 300,125
Meta Platforms, Inc., Class A 73,865 31,774,507
91,553,103
IT Services 1 .1%
Accenture plc, Class A 20,999 6,318,809
Akamai Technologies, Inc.* 5,153 520,092
Cognizant Technology
Solutions Corp., Class A 16,634 1,092,521
EPAM Systems, Inc.* 1,874 440,877
Gartner, Inc.* 2,638 1,088,413
International Business
Machines Corp. 30,742 5,109,320
VeriSign, Inc.* 3,066 519,626
15,089,658
Leisure Products 0 .0%
†
Hasbro, Inc. 4,174 255,866
Life Sciences Tools & Services 1 .4%
Agilent Technologies, Inc. 9,707 1,330,247
Bio-Rad Laboratories, Inc.,
Class A* 665 179,384
Bio-Techne Corp. 5,266 332,864
Charles River Laboratories
International, Inc.* 1,775 406,475
Danaher Corp. 22,173 5,468,305
Illumina, Inc.* 5,315 654,011
IQVIA Holdings, Inc.* 6,100 1,413,797
Mettler-Toledo International,
Inc.* 728 895,221
Revvity, Inc. 4,212 431,604
Thermo Fisher Scientific, Inc. 12,979 7,381,417
Waters Corp.* 2,020 624,261
West Pharmaceutical
Services, Inc.(a) 2,497 892,627
20,010,213
Machinery 1 .8%
Caterpillar, Inc. 17,083 5,715,459
Cummins, Inc. 4,773 1,348,325
Deere & Co. 8,742 3,421,706
Dover Corp. 4,591 823,166
Fortive Corp. 11,970 900,982
IDEX Corp. 2,574 567,464
Illinois Tool Works, Inc. 9,040 2,206,755
Ingersoll Rand, Inc. 13,656 1,274,378
Nordson Corp. 1,837 474,295
Otis Worldwide Corp. 13,540 1,234,848
PACCAR, Inc. 17,692 1,877,298
Parker-Hannifin Corp. 4,343 2,366,544
Pentair plc 5,688 449,864
Snap-on, Inc. 1,747 468,126
Stanley Black & Decker, Inc. 5,079 464,221
Westinghouse Air Brake
Technologies Corp. 6,063 976,628
Xylem, Inc. 8,210 1,073,047
25,643,106
Media 0 .6%
Charter Communications, Inc.,
Class A*(a) 3,285 840,763
Comcast Corp., Class A 133,034 5,069,926
Fox Corp., Class A 7,461 231,366
Fox Corp., Class B 5,046 144,719

Nationwide S&P 500 Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Media
Interpublic Group of Cos., Inc.
(The) 12,707 386,801
News Corp., Class A 13,611 323,942
News Corp., Class B(a) 3,166 77,693
Omnicom Group, Inc. 6,755 627,134
Paramount Global, Class B(a) 16,404 186,842
7,889,186
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 48,524 2,423,289
Newmont Corp. 38,870 1,579,677
Nucor Corp. 8,266 1,393,069
Steel Dynamics, Inc. 5,095 662,961
6,058,996
Multi-Utilities 0 .6%
Ameren Corp. 8,587 634,322
CenterPoint Energy, Inc.(a) 21,304 620,799
CMS Energy Corp. 9,902 600,160
Consolidated Edison, Inc. 11,732 1,107,501
Dominion Energy, Inc. 28,129 1,434,016
DTE Energy Co. 6,906 761,870
NiSource, Inc. 14,623 407,397
Public Service Enterprise
Group, Inc. 16,893 1,166,968
Sempra 21,306 1,526,149
WEC Energy Group, Inc.(a) 10,458 864,249
9,123,431
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 5,122 593,486
Boston Properties, Inc. 4,960 306,975
900,461
Oil, Gas & Consumable Fuels 3 .7%
APA Corp. 10,433 328,014
Chevron Corp. 58,233 9,391,236
ConocoPhillips 39,554 4,968,773
Coterra Energy, Inc. 25,644 701,620
Devon Energy Corp. 21,725 1,111,885
Diamondback Energy, Inc. 6,081 1,223,072
EOG Resources, Inc.(a) 19,518 2,578,913
EQT Corp. 13,839 554,806
Exxon Mobil Corp. 133,323 15,768,111
Hess Corp. 9,356 1,473,476
Kinder Morgan, Inc.(a) 64,142 1,172,516
Marathon Oil Corp. 19,280 517,668
Marathon Petroleum Corp.(a) 12,355 2,245,151
Occidental Petroleum Corp.(a) 21,685 1,434,246
ONEOK, Inc. 19,695 1,558,268
Phillips 66 14,425 2,065,804
Pioneer Natural Resources
Co. 7,913 2,131,129
Targa Resources Corp.(a) 7,576 864,119
Valero Energy Corp. 11,455 1,831,311
Williams Cos., Inc. (The) 41,242 1,582,043
53,502,161
Passenger Airlines 0 .2%
American Airlines Group,
Inc.*(a) 21,076 284,737
Delta Air Lines, Inc. 21,759 1,089,473
Southwest Airlines Co. 19,716 511,433
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 10,879 559,833
2,445,476
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 7,850 1,151,673
Kenvue, Inc. 58,328 1,097,733
2,249,406
Pharmaceuticals 3 .8%
Bristol-Myers Squibb Co. 68,457 3,008,000
Catalent, Inc.* 6,061 338,507
Eli Lilly & Co. 26,769 20,909,266
Johnson & Johnson 80,990 11,710,344
Merck & Co., Inc. 85,181 11,007,089
Pfizer, Inc. 189,755 4,861,523
Viatris, Inc. 41,454 479,623
Zoetis, Inc., Class A 15,443 2,459,143
54,773,495
Professional Services 0 .7%
Automatic Data Processing,
Inc. 13,833 3,346,064
Broadridge Financial
Solutions, Inc. 4,033 780,023
Dayforce, Inc.*(a) 5,099 312,926
Equifax, Inc. 4,152 914,229
Jacobs Solutions, Inc. 4,374 627,800
Leidos Holdings, Inc. 4,438 622,296
Paychex, Inc. 10,862 1,290,514
Paycom Software, Inc. 1,618 304,152
Robert Half, Inc. 3,516 243,096
Verisk Analytics, Inc., Class A 4,902 1,068,440
9,509,540
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 9,943 863,947
CoStar Group, Inc.* 13,665 1,250,758
2,114,705
Residential REITs 0 .3%
AvalonBay Communities, Inc. 4,767 903,680
Camden Property Trust 3,692 368,019
Equity Residential 11,545 743,498
Essex Property Trust, Inc. 2,207 543,474
Invitation Homes, Inc. 19,511 667,276
Mid-America Apartment
Communities, Inc. 3,922 509,860
UDR, Inc. 10,678 406,618
4,142,425
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,636 274,592
Kimco Realty Corp. 20,313 378,431
Realty Income Corp. 27,975 1,497,782
Regency Centers Corp. 5,396 319,551
Simon Property Group, Inc. 11,070 1,555,667
4,026,023
Semiconductors & Semiconductor Equipment 10 .1%
Advanced Micro Devices, Inc.* 54,249 8,591,957
Analog Devices, Inc. 16,702 3,350,588
Applied Materials, Inc. 27,867 5,535,780
Broadcom, Inc. 14,760 19,191,985
Enphase Energy, Inc.* 4,611 501,492

78 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.* 3,347 590,076
Intel Corp. 141,210 4,302,669
KLA Corp. 4,573 3,152,123
Lam Research Corp. 4,387 3,923,777
Microchip Technology, Inc. 18,105 1,665,298
Micron Technology, Inc. 37,051 4,185,281
Monolithic Power Systems,
Inc. 1,525 1,020,728
NVIDIA Corp. 82,928 71,651,451
NXP Semiconductors NV 8,794 2,252,935
ON Semiconductor Corp.* 14,621 1,025,809
Qorvo, Inc.* 3,451 403,215
QUALCOMM, Inc. 37,427 6,207,268
Skyworks Solutions, Inc.(a) 5,237 558,212
Teradyne, Inc.(a) 5,198 604,631
Texas Instruments, Inc. 30,484 5,377,987
144,093,262
Software 10 .2%
Adobe, Inc.* 15,175 7,023,445
ANSYS, Inc.* 2,930 951,899
Autodesk, Inc.* 7,250 1,543,163
Cadence Design Systems,
Inc.* 9,090 2,505,477
Fair Isaac Corp.* 825 934,997
Fortinet, Inc.* 21,333 1,347,819
Gen Digital, Inc. 19,462 391,965
Intuit, Inc. 9,428 5,898,345
Microsoft Corp. 249,470 97,126,155
Oracle Corp. 53,119 6,042,286
Palo Alto Networks, Inc.* 10,586 3,079,362
PTC, Inc.* 3,660 649,430
Roper Technologies, Inc. 3,609 1,845,859
Salesforce, Inc. 32,500 8,740,550
ServiceNow, Inc.* 6,898 4,782,590
Synopsys, Inc.* 5,156 2,735,722
Tyler Technologies, Inc.* 1,423 656,786
146,255,850
Specialized REITs 0 .9%
American Tower Corp. 15,568 2,670,846
Crown Castle, Inc. 14,682 1,376,878
Digital Realty Trust, Inc. 9,864 1,368,926
Equinix, Inc. 3,166 2,251,374
Extra Space Storage, Inc. 7,148 959,833
Iron Mountain, Inc. 10,033 777,758
Public Storage 5,357 1,389,874
SBA Communications Corp.,
Class A 3,668 682,688
VICI Properties, Inc., Class A 33,606 959,451
Weyerhaeuser Co. 24,550 740,674
13,178,302
Specialty Retail 1 .9%
AutoZone, Inc.* 578 1,708,799
Bath & Body Works, Inc. 8,139 369,673
Best Buy Co., Inc. 6,201 456,642
CarMax, Inc.*(a) 5,381 365,747
Home Depot, Inc. (The) 33,415 11,167,961
Lowe's Cos., Inc. 19,416 4,426,654
O'Reilly Automotive, Inc.* 1,979 2,005,242
Ross Stores, Inc. 11,290 1,462,619
TJX Cos., Inc. (The) 38,124 3,587,087
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co.(a) 3,692 1,008,211
Ulta Beauty, Inc.* 1,663 673,249
27,231,884
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 487,340 83,008,622
Hewlett Packard Enterprise
Co. 42,420 721,140
HP, Inc. 29,349 824,414
NetApp, Inc. 6,913 706,578
Seagate Technology Holdings
plc(a) 6,487 557,298
Super Micro Computer, Inc.* 1,634 1,403,279
Western Digital Corp.* 10,746 761,139
87,982,470
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 862 705,521
Lululemon Athletica, Inc.* 3,827 1,380,016
NIKE, Inc., Class B 40,867 3,770,390
Ralph Lauren Corp., Class A 1,213 198,495
Tapestry, Inc. 7,968 318,083
6,372,505
Tobacco 0 .5%
Altria Group, Inc. 59,589 2,610,594
Philip Morris International, Inc. 52,128 4,949,032
7,559,626
Trading Companies & Distributors 0 .3%
Fastenal Co. 19,328 1,313,144
United Rentals, Inc. 2,237 1,494,294
WW Grainger, Inc.(a) 1,464 1,348,856
4,156,294
Water Utilities 0 .1%
American Water Works Co.,
Inc. 6,676 816,608
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.(a) 17,120 2,810,590
Total Common Stocks
(cost $662,783,174) 1,417,857,342
Repurchase Agreements 0 .2%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,168,696,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$1,192,070.(b)(c) 1,168,524 1,168,524

Nationwide S&P 500 Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 79
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $2,000,295,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$2,040,301.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,168,524) 3,168,524
Total Investments
(cost $665,951,698) — 99.4% 1,421,025,866
Other assets in excess of liabilities — 0.6% 8,388,686
NET ASSETS — 100.0%
$ 1,429,414,552
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of April
30, 2024. The total value of securities on loan as of April 30,
2024 was $44,408,157, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,168,524 and by $43,120,132 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
5/9/2024 – 2/15/2054, a total value of $46,288,656.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $3,168,524.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 48 6/2024 USD 12,160,800 (313,960)
Net contracts (313,960)
As of April 30, 2024, the Fund had $560,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

80 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Closed End Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,027 18,102
Total Closed End Fund
(cost  $31,827) 18,102
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 0 .9%
AAR Corp.* 2,982 206,176
AeroVironment, Inc.* 2,387 381,419
AerSale Corp.* 2,420 17,255
Archer Aviation, Inc., Class
A*(a) 13,751 53,354
Astronics Corp.*(a) 2,468 41,388
Cadre Holdings, Inc. 1,648 54,961
Ducommun, Inc.* 1,249 67,558
Eve Holding, Inc.* 1,713 9,233
Kratos Defense & Security
Solutions, Inc.* 12,815 228,363
Leonardo DRS, Inc.* 6,302 135,619
Moog, Inc., Class A 2,557 406,742
National Presto Industries, Inc. 485 39,765
Park Aerospace Corp. 1,559 22,247
Rocket Lab USA, Inc.*(a) 25,034 94,128
Terran Orbital Corp.* 9,164 12,096
Triumph Group, Inc.*(a) 5,586 74,629
V2X, Inc.* 947 46,005
Virgin Galactic Holdings,
Inc.*(a) 30,031 26,130
1,917,068
Air Freight & Logistics 0 .2%
Air Transport Services Group,
Inc.* 4,317 55,344
Forward Air Corp. 2,272 50,029
Hub Group, Inc., Class A 5,490 220,808
Radiant Logistics, Inc.*(a) 3,719 18,372
344,553
Automobile Components 1 .2%
Adient plc*(a) 7,967 237,974
American Axle &
Manufacturing Holdings,
Inc.* 10,514 77,173
Cooper-Standard Holdings,
Inc.* 1,496 23,083
Dana, Inc.(a) 11,787 146,513
Dorman Products, Inc.* 2,327 203,496
Fox Factory Holding Corp.* 3,833 149,180
Gentherm, Inc.* 2,945 148,929
Goodyear Tire & Rubber Co.
(The)* 24,672 295,077
Holley, Inc.* 4,418 17,760
LCI Industries 2,157 224,285
Luminar Technologies, Inc.,
Class A*(a) 23,970 35,236
Modine Manufacturing Co.*(a) 4,572 423,504
Patrick Industries, Inc.(a) 1,877 196,128
Solid Power, Inc.*(a) 13,746 23,231
Common Stocks
Shares Value ($)
Automobile Components
Standard Motor Products, Inc. 1,863 59,802
Stoneridge, Inc.* 2,472 37,031
Visteon Corp.*(a) 2,467 272,924
XPEL, Inc. Reg. S* 2,021 106,204
2,677,530
Automobiles 0 .1%
Livewire Group, Inc.* 1,723 11,527
Winnebago Industries, Inc.(a) 2,442 150,378
Workhorse Group, Inc.* 14,864 2,248
164,153
Banks 8 .4%
1st Source Corp. 1,447 71,771
ACNB Corp. 702 22,843
Amalgamated Financial Corp. 1,525 37,423
Amerant Bancorp, Inc., Class
A 2,426 52,547
Ameris Bancorp 5,897 279,990
Ames National Corp.(a) 815 15,689
Arrow Financial Corp. 1,207 26,880
Associated Banc-Corp. 13,145 276,965
Atlantic Union Bankshares
Corp. 7,858 249,649
Axos Financial, Inc.* 4,867 246,319
Banc of California, Inc. 11,995 164,212
BancFirst Corp.(a) 1,936 172,633
Bancorp, Inc. (The)* 4,579 137,095
Bank First Corp.(a) 805 62,138
Bank of Hawaii Corp.(a) 3,410 193,313
Bank of Marin Bancorp 1,552 22,287
Bank of NT Butterfield & Son
Ltd. (The) 4,399 149,566
Bank7 Corp. 353 9,637
BankUnited, Inc. 6,556 175,242
Bankwell Financial Group, Inc. 706 16,189
Banner Corp. 3,115 135,907
Bar Harbor Bankshares 1,512 37,921
BayCom Corp. 972 19,226
BCB Bancorp, Inc. 1,417 13,348
Berkshire Hills Bancorp, Inc. 3,916 83,489
Blue Foundry Bancorp*(a) 1,650 14,091
Blue Ridge Bankshares, Inc.* 2,625 6,562
Bridgewater Bancshares, Inc.* 1,425 15,504
Brookline Bancorp, Inc. 8,138 67,545
Burke & Herbert Financial
Services Corp.(a) 500 26,190
Business First Bancshares,
Inc. 1,993 40,239
Byline Bancorp, Inc. 2,126 46,070
C&F Financial Corp. 311 12,182
Cadence Bank 15,354 424,845
Cambridge Bancorp 676 41,486
Camden National Corp. 1,216 37,964
Capital Bancorp, Inc. 850 16,490
Capital City Bank Group, Inc. 1,220 32,354
Capitol Federal Financial, Inc.
(a) 11,176 53,309
Carter Bankshares, Inc.* 1,894 23,050
Cathay General Bancorp 6,190 213,184
Central Pacific Financial Corp. 2,361 47,078
Chemung Financial Corp. 331 13,957

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Banks
ChoiceOne Financial Services,
Inc.(a) 661 16,432
Citizens & Northern Corp. 1,303 22,216
Citizens Financial Services,
Inc. 295 11,918
City Holding Co.(a) 1,291 130,417
Civista Bancshares, Inc. 1,468 20,963
CNB Financial Corp. 1,946 36,974
Coastal Financial Corp.* 962 37,210
Codorus Valley Bancorp, Inc. 908 20,158
Colony Bankcorp, Inc. 1,315 14,294
Columbia Financial, Inc.*(a) 2,643 43,874
Community Bank System, Inc.
(a) 4,791 207,067
Community Trust Bancorp, Inc. 1,359 57,092
Community West
Bancshares(a) 945 16,226
ConnectOne Bancorp, Inc. 3,288 58,888
CrossFirst Bankshares, Inc.* 3,932 47,499
Customers Bancorp, Inc.* 2,513 114,769
CVB Financial Corp. 11,909 194,593
Dime Community Bancshares,
Inc. 2,934 53,399
Eagle Bancorp, Inc. 2,522 46,632
Eastern Bankshares, Inc. 13,392 168,204
Enterprise Bancorp, Inc. 946 22,988
Enterprise Financial Services
Corp. 3,243 123,266
Equity Bancshares, Inc., Class
A 1,391 46,334
Esquire Financial Holdings,
Inc. 597 28,095
ESSA Bancorp, Inc. 822 13,316
Evans Bancorp, Inc. 496 12,693
Farmers & Merchants
Bancorp, Inc. 1,241 25,440
Farmers National Banc Corp. 3,247 38,412
FB Financial Corp. 3,235 118,563
Fidelity D&D Bancorp, Inc.(a) 441 20,021
Financial Institutions, Inc. 1,547 26,639
First Bancorp 18,101 356,657
First Bancorp, Inc. (The) 1,016 22,433
First Bancshares, Inc. (The) 2,607 62,412
First Bank 1,606 18,758
First Busey Corp. 4,703 105,065
First Business Financial
Services, Inc. 696 23,017
First Commonwealth Financial
Corp. 9,045 119,304
First Community Bankshares,
Inc. 1,606 53,287
First Community Corp. 698 11,538
First Financial Bancorp 8,529 188,576
First Financial Bankshares,
Inc.(a) 11,412 337,339
First Financial Corp. 1,029 37,466
First Foundation, Inc. 4,201 23,021
First Interstate BancSystem,
Inc., Class A 7,294 194,750
First Merchants Corp. 5,078 169,707
First Mid Bancshares, Inc. 1,897 58,731
Common Stocks
Shares Value ($)
Banks
First of Long Island Corp.
(The) 2,185 20,692
First Western Financial, Inc.* 851 14,186
Five Star Bancorp 1,179 25,490
Flushing Financial Corp. 2,284 25,170
FS Bancorp, Inc. 627 19,544
Fulton Financial Corp. 13,951 230,889
FVCBankcorp, Inc.* 1,611 18,543
German American Bancorp,
Inc. 2,417 76,691
Glacier Bancorp, Inc. 9,904 358,327
Great Southern Bancorp, Inc. 783 40,246
Greene County Bancorp, Inc.
(a) 542 15,946
Guaranty Bancshares, Inc. 792 22,754
Hancock Whitney Corp. 7,610 345,418
Hanmi Financial Corp. 2,619 40,071
HarborOne Bancorp, Inc. 3,377 34,209
HBT Financial, Inc. 1,117 20,614
Heartland Financial USA, Inc. 3,659 154,080
Heritage Commerce Corp. 5,783 45,917
Heritage Financial Corp. 3,262 57,868
Hilltop Holdings, Inc. 4,190 122,599
Hingham Institution for
Savings(a) 139 23,477
Home Bancorp, Inc. 554 19,390
Home BancShares, Inc. 16,770 397,114
HomeStreet, Inc. 1,670 20,457
HomeTrust Bancshares, Inc. 1,349 34,669
Hope Bancorp, Inc. 9,887 99,068
Horizon Bancorp, Inc. 4,114 47,229
Independent Bank Corp. 5,643 238,569
Independent Bank Group, Inc. 3,281 122,184
International Bancshares Corp. 4,766 265,228
John Marshall Bancorp, Inc. 1,161 19,180
Kearny Financial Corp. 4,981 26,897
Lakeland Bancorp, Inc. 5,850 71,311
Lakeland Financial Corp.(a) 2,202 129,412
LCNB Corp.(a) 1,001 14,114
Live Oak Bancshares, Inc. 2,923 94,471
Macatawa Bank Corp. 2,314 32,396
MainStreet Bancshares, Inc. 659 10,063
Mercantile Bank Corp. 1,485 53,579
Metrocity Bankshares, Inc. 1,755 40,330
Metropolitan Bank Holding
Corp.*(a) 935 37,119
Mid Penn Bancorp, Inc. 1,338 27,068
Middlefield Banc Corp.(a) 744 15,974
Midland States Bancorp, Inc. 2,010 44,019
MidWestOne Financial Group,
Inc. 1,433 28,904
MVB Financial Corp. 976 17,539
National Bank Holdings Corp.,
Class A 2,910 95,244
National Bankshares, Inc.(a) 547 14,665
NBT Bancorp, Inc. 3,926 137,449
Nicolet Bankshares, Inc. 1,168 89,387
Northeast Bank 552 28,549
Northeast Community
Bancorp, Inc. 894 14,107
Northfield Bancorp, Inc. 3,197 26,663
Northrim Bancorp, Inc. 521 24,904

82 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Northwest Bancshares, Inc. 11,140 118,084
Norwood Financial Corp.(a) 698 16,815
Oak Valley Bancorp(a) 637 15,384
OceanFirst Financial Corp. 5,399 79,689
OFG Bancorp 4,170 150,579
Old National Bancorp 27,875 461,052
Old Second Bancorp, Inc. 3,799 52,046
Orange County Bancorp, Inc. 483 20,870
Origin Bancorp, Inc. 2,570 76,329
Orrstown Financial Services,
Inc. 781 20,478
Pacific Premier Bancorp, Inc. 8,257 177,525
Park National Corp. 1,301 171,355
Parke Bancorp, Inc. 1,095 18,024
Pathward Financial, Inc. 2,360 118,873
PCB Bancorp 1,142 16,628
Peapack-Gladstone Financial
Corp. 1,394 31,198
Penns Woods Bancorp, Inc.(a) 649 11,344
Peoples Bancorp, Inc. 3,217 93,422
Peoples Financial Services
Corp. 508 19,238
Pioneer Bancorp, Inc.* 635 5,623
Plumas Bancorp 518 18,213
Ponce Financial Group, Inc.* 1,936 15,565
Preferred Bank(a) 816 61,763
Premier Financial Corp. 2,974 57,636
Primis Financial Corp. 1,688 16,407
Princeton Bancorp, Inc. 481 14,021
Provident Financial Services,
Inc. 5,948 87,317
QCR Holdings, Inc. 1,503 82,605
RBB Bancorp 1,657 29,428
Red River Bancshares, Inc. 432 19,531
Renasant Corp. 4,965 144,283
Republic Bancorp, Inc., Class
A 685 34,743
S&T Bancorp, Inc. 3,473 104,711
Sandy Spring Bancorp, Inc. 3,964 81,064
Seacoast Banking Corp. of
Florida 7,530 173,717
ServisFirst Bancshares, Inc.(a) 4,549 268,209
Shore Bancshares, Inc. 2,830 29,290
Sierra Bancorp 1,149 22,773
Simmons First National Corp.,
Class A 10,921 186,640
SmartFinancial, Inc. 1,478 30,373
South Plains Financial, Inc. 1,038 26,905
Southern First Bancshares,
Inc.* 712 18,384
Southern Missouri Bancorp,
Inc. 837 33,564
Southern States Bancshares,
Inc. 710 17,161
Southside Bancshares, Inc. 2,523 67,263
SouthState Corp. 6,679 505,600
Stellar Bancorp, Inc. 4,460 99,012
Sterling Bancorp, Inc.*(a) 1,722 8,145
Stock Yards Bancorp, Inc.(a) 2,406 107,187
Summit Financial Group, Inc. 911 24,114
Texas Capital Bancshares,
Inc.* 4,125 236,775
Common Stocks
Shares Value ($)
Banks
Third Coast Bancshares, Inc.* 1,009 19,595
Timberland Bancorp, Inc. 714 17,422
Tompkins Financial Corp. 1,208 53,128
Towne Bank 6,280 162,464
TriCo Bancshares 2,708 94,157
Triumph Financial, Inc.*(a) 1,937 136,287
TrustCo Bank Corp. 1,233 32,822
Trustmark Corp. 5,448 161,261
UMB Financial Corp. 3,886 309,559
United Bankshares, Inc. 11,647 378,062
United Community Banks, Inc. 10,234 258,204
Unity Bancorp, Inc.(a) 713 19,194
Univest Financial Corp. 2,733 57,038
USCB Financial Holdings, Inc. 633 7,052
Valley National Bancorp 38,435 269,429
Veritex Holdings, Inc. 4,372 85,167
Virginia National Bankshares
Corp. 447 12,610
WaFd, Inc. 5,949 161,158
Washington Trust Bancorp,
Inc.(a) 1,606 40,889
WesBanco, Inc. 5,262 142,074
West Bancorp, Inc. 1,569 25,512
Westamerica Bancorp 2,290 106,599
WSFS Financial Corp. 5,196 222,025
18,499,678
Beverages 0 .4%
Coca-Cola Consolidated, Inc. 421 347,746
Duckhorn Portfolio, Inc. (The)* 4,465 37,819
MGP Ingredients, Inc.(a) 1,442 113,110
National Beverage Corp.* 2,083 92,693
Primo Water Corp. 13,827 260,915
Vita Coco Co., Inc. (The)* 3,328 80,671
Zevia PBC, Class A* 2,360 2,032
934,986
Biotechnology 7 .5%
2seventy bio, Inc.*(a) 4,753 21,674
4D Molecular Therapeutics,
Inc.*(a) 3,625 86,746
89bio, Inc.* 6,924 58,923
Aadi Bioscience, Inc.* 1,234 2,369
ACADIA Pharmaceuticals,
Inc.* 10,656 178,062
ACELYRIN, Inc.* 6,245 26,104
Acrivon Therapeutics, Inc.* 1,378 12,526
Actinium Pharmaceuticals,
Inc.* 2,461 18,950
Adicet Bio, Inc.*(a) 2,581 3,846
ADMA Biologics, Inc.* 18,788 122,498
Aerovate Therapeutics,
Inc.*(a) 1,087 21,751
Agenus, Inc.* 1,693 20,519
Agios Pharmaceuticals, Inc.* 4,902 159,315
Akero Therapeutics, Inc.* 5,372 106,849
Aldeyra Therapeutics, Inc.* 4,407 17,364
Alector, Inc.* 6,740 34,239
Alkermes plc* 14,680 360,247
Allakos, Inc.* 6,291 6,606
Allogene Therapeutics, Inc.* 7,474 20,628
Allovir, Inc.*(a) 4,350 3,456
Alpine Immune Sciences, Inc.* 3,391 219,025

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Biotechnology
Altimmune, Inc.*(a) 4,677 30,634
ALX Oncology Holdings,
Inc.*(a) 2,473 42,090
Amicus Therapeutics, Inc.* 25,565 255,394
AnaptysBio, Inc.* 1,741 42,376
Anavex Life Sciences
Corp.*(a) 6,416 23,418
Anika Therapeutics, Inc.* 1,420 36,764
Annexon, Inc.* 5,817 26,467
Apogee Therapeutics, Inc.* 3,645 183,344
Arbutus Biopharma Corp.* 10,829 29,563
Arcellx, Inc.*(a) 3,336 166,867
Arcturus Therapeutics
Holdings, Inc.*(a) 1,982 50,680
Arcus Biosciences, Inc.* 4,875 74,246
Arcutis Biotherapeutics,
Inc.*(a) 7,006 58,290
Ardelyx, Inc.*(a) 20,309 129,978
ArriVent Biopharma, Inc.*(a) 792 13,084
Arrowhead Pharmaceuticals,
Inc.* 10,290 232,760
ARS Pharmaceuticals, Inc.* 2,295 19,967
Astria Therapeutics, Inc.* 4,324 39,694
Atara Biotherapeutics, Inc.* 9,924 6,848
Aura Biosciences, Inc.* 3,225 23,865
Aurinia Pharmaceuticals, Inc.* 12,381 63,019
Avid Bioservices, Inc.* 5,846 44,605
Avidity Biosciences, Inc.* 6,392 154,239
Avita Medical, Inc.*(a) 2,379 19,984
Beam Therapeutics, Inc.*(a) 6,467 137,230
BioAtla, Inc.* 4,185 9,437
BioCryst Pharmaceuticals,
Inc.* 17,005 70,231
Biohaven Ltd.* 5,998 232,722
Biomea Fusion, Inc.*(a) 1,880 20,191
Bioxcel Therapeutics, Inc.* 1,915 4,826
Bluebird Bio, Inc.*(a) 16,182 14,355
Blueprint Medicines Corp.*(a) 5,358 489,400
Bridgebio Pharma, Inc.*(a) 10,235 262,221
Cabaletta Bio, Inc.* 3,184 33,894
CareDx, Inc.* 4,840 37,558
Cargo Therapeutics, Inc.* 1,861 35,545
Caribou Biosciences, Inc.* 6,896 25,032
Carisma Therapeutics, Inc.* 2,523 4,112
Cartesian Therapeutics,
Inc.*(a) 366 8,078
Catalyst Pharmaceuticals,
Inc.* 9,762 146,918
Celcuity, Inc.*(a) 1,631 25,721
Celldex Therapeutics, Inc.* 5,469 204,650
Century Therapeutics, Inc.* 1,910 5,558
Cerevel Therapeutics
Holdings, Inc.* 6,251 266,980
CG oncology, Inc.*(a) 2,010 80,782
Cogent Biosciences, Inc.* 7,537 48,990
Coherus Biosciences, Inc.* 9,257 18,144
Compass Therapeutics, Inc.* 8,635 12,434
Crinetics Pharmaceuticals,
Inc.* 5,813 254,726
Cue Biopharma, Inc.* 3,270 6,213
Cullinan Therapeutics, Inc.* 2,320 62,663
Cytokinetics, Inc.* 8,415 516,008
Common Stocks
Shares Value ($)
Biotechnology
Day One Biopharmaceuticals,
Inc.*(a) 5,366 91,759
Deciphera Pharmaceuticals,
Inc.* 4,581 115,762
Denali Therapeutics, Inc.*(a) 10,590 163,510
Design Therapeutics, Inc.* 3,288 11,574
Disc Medicine, Inc.*(a) 843 23,469
Dynavax Technologies
Corp.*(a) 11,090 126,093
Dyne Therapeutics, Inc.* 5,202 131,663
Eagle Pharmaceuticals, Inc.* 700 2,863
Editas Medicine, Inc.*(a) 7,650 39,857
Emergent BioSolutions, Inc.* 4,708 8,851
Enanta Pharmaceuticals, Inc.* 2,036 27,975
Entrada Therapeutics, Inc.* 2,025 23,996
Erasca, Inc.* 8,307 16,697
Fate Therapeutics, Inc.* 7,762 30,660
Fennec Pharmaceuticals,
Inc.*(a) 1,717 15,762
FibroGen, Inc.* 8,480 9,498
Foghorn Therapeutics, Inc.*(a) 1,979 10,805
Genelux Corp.*(a) 1,682 5,231
Generation Bio Co.*(a) 4,131 11,691
Geron Corp.*(a) 43,918 172,598
Gritstone bio, Inc.*(a) 8,305 6,644
Halozyme Therapeutics, Inc.* 11,531 439,331
Heron Therapeutics, Inc.*(a) 9,068 21,038
HilleVax, Inc.*(a) 2,485 32,802
Humacyte, Inc.*(a) 5,244 20,556
Ideaya Biosciences, Inc.* 5,790 235,364
IGM Biosciences, Inc.*(a) 945 9,100
Immuneering Corp., Class
A*(a) 1,919 2,725
ImmunityBio, Inc.*(a) 12,204 97,510
Immunovant, Inc.* 4,766 130,779
Inhibrx, Inc.* 3,024 102,937
Inozyme Pharma, Inc.* 4,527 19,964
Insmed, Inc.* 12,099 299,087
Intellia Therapeutics, Inc.*(a) 7,952 170,173
Iovance Biotherapeutics,
Inc.*(a) 20,920 246,438
Ironwood Pharmaceuticals,
Inc., Class A* 12,554 97,293
iTeos Therapeutics, Inc.* 2,365 25,400
Janux Therapeutics, Inc.* 1,506 85,842
KalVista Pharmaceuticals,
Inc.*(a) 2,795 31,723
Karyopharm Therapeutics,
Inc.*(a) 10,717 11,039
Keros Therapeutics, Inc.*(a) 2,257 127,272
Kezar Life Sciences, Inc.* 7,413 6,112
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 51,817
Kodiak Sciences, Inc.* 3,213 10,314
Krystal Biotech, Inc.*(a) 1,909 292,306
Kura Oncology, Inc.* 6,209 121,821
Kymera Therapeutics, Inc.*(a) 3,586 120,561
Larimar Therapeutics, Inc.* 2,427 16,722
LENZ Therapeutics, Inc. 378 5,999
Lexeo Therapeutics, Inc.*(a) 804 10,010
Lexicon Pharmaceuticals,
Inc.*(a) 7,325 11,281

84 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Lineage Cell Therapeutics,
Inc.*(a) 12,211 13,310
Lyell Immunopharma, Inc.*(a) 15,810 34,308
MacroGenics, Inc.* 5,499 81,275
Madrigal Pharmaceuticals,
Inc.* 1,302 265,634
MannKind Corp.*(a) 23,296 95,747
MeiraGTx Holdings plc* 2,997 14,625
Merrimack Pharmaceuticals,
Inc.* 991 14,607
Mersana Therapeutics, Inc.* 10,042 31,833
MiMedx Group, Inc.* 10,526 64,840
Mineralys Therapeutics,
Inc.*(a) 1,771 21,695
Mirum Pharmaceuticals, Inc.* 2,268 56,949
Monte Rosa Therapeutics,
Inc.* 2,724 14,492
Morphic Holding, Inc.* 3,397 92,636
Mural Oncology plc* 1,515 5,606
Myriad Genetics, Inc.* 7,676 150,219
Nkarta, Inc.* 2,853 19,058
Novavax, Inc.*(a) 9,890 42,824
Nurix Therapeutics, Inc.*(a) 4,204 50,532
Nuvalent, Inc., Class A*(a) 2,356 162,281
Nuvectis Pharma, Inc.* 648 3,940
Ocean Biomedical, Inc.*(a) 1,269 1,777
Olema Pharmaceuticals,
Inc.*(a) 2,073 21,082
Omega Therapeutics, Inc.* 2,306 5,142
Organogenesis Holdings, Inc.,
Class A* 6,549 15,390
ORIC Pharmaceuticals,
Inc.*(a) 3,221 28,441
Outlook Therapeutics, Inc.*(a) 622 5,548
Ovid therapeutics, Inc.* 5,642 17,208
PDS Biotechnology Corp.*(a) 2,646 8,864
PepGen, Inc.* 727 8,928
PMV Pharmaceuticals, Inc.* 3,466 6,239
Poseida Therapeutics, Inc.,
Class A* 6,431 15,563
Precigen, Inc.*(a) 9,031 11,921
Prelude Therapeutics, Inc.* 1,278 4,818
Prime Medicine, Inc.*(a) 3,743 18,416
ProKidney Corp., Class A*(a) 4,110 8,487
Protagonist Therapeutics, Inc.* 5,075 127,433
Protalix BioTherapeutics, Inc.* 5,315 6,059
Prothena Corp. plc* 3,680 74,851
PTC Therapeutics, Inc.* 6,360 204,474
Rallybio Corp.* 2,893 5,555
RAPT Therapeutics, Inc.* 2,693 20,736
Recursion Pharmaceuticals,
Inc., Class A*(a) 12,034 94,106
REGENXBIO, Inc.* 3,497 53,679
Relay Therapeutics, Inc.*(a) 8,279 53,979
Reneo Pharmaceuticals, Inc.* 916 1,530
Replimune Group, Inc.*(a) 4,732 30,048
REVOLUTION Medicines,
Inc.*(a) 12,272 457,500
Rhythm Pharmaceuticals,
Inc.*(a) 4,615 183,492
Rigel Pharmaceuticals, Inc.*(a) 15,130 15,886
Common Stocks
Shares Value ($)
Biotechnology
Rocket Pharmaceuticals, Inc.* 5,517 118,726
Sage Therapeutics, Inc.* 4,690 65,379
Sagimet Biosciences, Inc.,
Class A* 1,682 6,560
Sana Biotechnology, Inc.*(a) 8,092 72,828
Sangamo Therapeutics, Inc.* 12,951 6,668
Savara, Inc.*(a) 7,452 34,130
Scholar Rock Holding
Corp.*(a) 5,060 74,230
Seres Therapeutics, Inc.* 3,580 3,546
SpringWorks Therapeutics,
Inc.*(a) 6,005 280,373
Stoke Therapeutics, Inc.*(a) 2,610 28,788
Summit Therapeutics, Inc.*(a) 10,965 43,092
Sutro Biopharma, Inc.*(a) 4,977 16,897
Syndax Pharmaceuticals, Inc.* 6,881 145,396
Tango Therapeutics, Inc.*(a) 4,015 30,915
Tenaya Therapeutics, Inc.* 4,174 18,950
TG Therapeutics, Inc.*(a) 12,188 166,488
Travere Therapeutics, Inc.* 6,180 34,175
Turnstone Biologics Corp.* 1,220 3,172
Twist Bioscience Corp.*(a) 5,098 159,211
Tyra Biosciences, Inc.*(a) 1,150 19,665
UroGen Pharma Ltd.*(a) 2,475 34,205
Vanda Pharmaceuticals, Inc.* 4,830 22,991
Vaxcyte, Inc.* 9,366 567,111
Vaxxinity, Inc., Class A* 8,895 1,091
Vera Therapeutics, Inc., Class
A* 3,538 139,786
Veracyte, Inc.*(a) 6,281 122,919
Vericel Corp.* 4,162 190,911
Verve Therapeutics, Inc.*(a) 5,766 34,654
Vigil Neuroscience, Inc.* 1,520 3,967
Viking Therapeutics, Inc.* 9,043 719,642
Vir Biotechnology, Inc.* 7,195 60,870
Viridian Therapeutics, Inc.* 4,279 56,740
Vor BioPharma, Inc.* 3,565 6,132
Voyager Therapeutics, Inc.* 3,762 29,419
X4 Pharmaceuticals, Inc.* 11,650 13,048
Xencor, Inc.* 5,010 104,909
XOMA Corp.*(a) 692 17,535
Y-mAbs Therapeutics, Inc.* 3,311 50,360
Zentalis Pharmaceuticals,
Inc.*(a) 4,958 54,835
Zura Bio Ltd., Class A* 2,235 9,543
Zymeworks, Inc.* 5,051 43,338
16,561,524
Broadline Retail 0 .1%
Big Lots, Inc.* 2,797 9,845
ContextLogic, Inc., Class A* 1,778 9,868
Dillard's, Inc., Class A(a) 306 134,025
Savers Value Village, Inc.*(a) 2,355 38,905
192,643
Building Products 2 .1%
AAON, Inc. 5,991 563,693
American Woodmark Corp.* 1,407 129,557
Apogee Enterprises, Inc. 1,982 122,448
AZZ, Inc. 2,543 182,155
CSW Industrials, Inc. 1,358 322,688
Gibraltar Industries, Inc.* 2,745 196,158
Griffon Corp. 3,506 229,713

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Building Products
Insteel Industries, Inc. 1,735 55,694
Janus International Group,
Inc.*(a) 7,351 105,928
JELD-WEN Holding, Inc.* 7,621 156,230
Masonite International Corp.* 1,938 256,882
Masterbrand, Inc.* 11,299 188,354
Quanex Building Products
Corp. 2,879 95,640
Resideo Technologies, Inc.* 12,995 253,792
Simpson Manufacturing Co.,
Inc. 3,785 658,174
UFP Industries, Inc. 5,329 600,578
Zurn Elkay Water Solutions
Corp.(a) 13,029 407,547
4,525,231
Capital Markets 1 .4%
AlTi Global, Inc.*(a) 1,990 9,154
Artisan Partners Asset
Management, Inc., Class A 5,435 222,454
AssetMark Financial Holdings,
Inc.* 1,967 66,504
B. Riley Financial, Inc.(a) 1,757 60,441
Bakkt Holdings, Inc.*(a) 242 1,622
BGC Group, Inc., Class A 31,912 249,871
Brightsphere Investment
Group, Inc. 2,928 65,119
Cohen & Steers, Inc.(a) 2,283 157,025
Diamond Hill Investment
Group, Inc. 247 36,857
Donnelley Financial Solutions,
Inc.* 2,159 135,542
Forge Global Holdings, Inc.*(a) 10,398 19,028
GCM Grosvenor, Inc., Class A 4,036 38,100
Hamilton Lane, Inc., Class A 3,205 358,063
MarketWise, Inc. 2,999 4,678
Moelis & Co., Class A 5,882 288,688
Open Lending Corp.* 8,434 43,013
P10, Inc., Class A 3,607 25,610
Patria Investments Ltd., Class
A 4,703 63,020
Perella Weinberg Partners,
Class A 3,673 54,801
Piper Sandler Cos. 1,557 304,845
PJT Partners, Inc., Class A(a) 2,079 196,445
Silvercrest Asset Management
Group, Inc., Class A 750 10,987
StepStone Group, Inc., Class
A 4,823 173,966
StoneX Group, Inc.* 2,399 174,167
Value Line, Inc. 100 3,620
Victory Capital Holdings, Inc.,
Class A 2,424 123,285
Virtus Investment Partners,
Inc. 599 131,373
WisdomTree, Inc. 11,964 106,480
3,124,758
Chemicals 2 .0%
AdvanSix, Inc. 2,175 54,940
American Vanguard Corp. 2,482 28,270
Arcadium Lithium plc* 90,149 396,656
Aspen Aerogels, Inc.*(a) 4,429 69,358
Common Stocks
Shares Value ($)
Chemicals
Avient Corp. 7,928 336,306
Balchem Corp. 2,805 396,571
Cabot Corp. 4,802 438,086
Core Molding Technologies,
Inc.* 718 12,938
Danimer Scientific, Inc., Class
A* 8,565 6,424
Ecovyst, Inc.* 8,284 78,118
Hawkins, Inc.(a) 1,719 130,249
HB Fuller Co. 4,807 359,131
Ingevity Corp.* 3,248 166,103
Innospec, Inc. 2,225 267,000
Intrepid Potash, Inc.* 920 18,510
Koppers Holdings, Inc. 1,771 90,817
Kronos Worldwide, Inc. 2,146 24,572
LSB Industries, Inc.* 4,474 41,608
Mativ Holdings, Inc.(a) 4,895 89,383
Minerals Technologies, Inc. 2,837 206,789
Origin Materials, Inc.*(a) 9,380 7,593
Orion SA 5,017 118,702
Perimeter Solutions SA* 13,018 91,126
PureCycle Technologies,
Inc.*(a) 10,537 49,208
Quaker Chemical Corp. 1,233 229,991
Rayonier Advanced Materials,
Inc.* 5,855 21,839
Sensient Technologies Corp. 3,678 269,303
Stepan Co.(a) 1,922 159,507
Trinseo plc 3,315 8,652
Tronox Holdings plc 10,500 178,395
Valhi, Inc.(a) 254 3,752
4,349,897
Commercial Services & Supplies 1 .6%
ABM Industries, Inc. 5,551 242,579
ACCO Brands Corp. 7,781 37,504
ACV Auctions, Inc., Class A* 11,216 195,719
Aris Water Solutions, Inc.,
Class A 2,357 33,069
BrightView Holdings, Inc.*(a) 3,501 39,386
Brink's Co. (The) 3,952 345,642
Casella Waste Systems, Inc.,
Class A*(a) 4,975 449,740
CECO Environmental Corp.* 2,481 53,639
Cimpress plc* 1,596 136,091
CompX International, Inc.(a) 212 6,676
CoreCivic, Inc.* 10,053 149,790
Deluxe Corp. 3,729 73,648
Ennis, Inc. 2,418 48,118
Enviri Corp.* 6,817 53,036
GEO Group, Inc. (The)*(a) 10,846 161,172
Healthcare Services Group,
Inc.* 6,504 69,072
HNI Corp. 4,065 170,527
Interface, Inc., Class A 5,003 76,496
LanzaTech Global, Inc.*(a) 1,952 4,226
Li-Cycle Holdings Corp.*(a) 12,416 8,134
Liquidity Services, Inc.* 2,163 37,333
Matthews International Corp.,
Class A 2,696 72,738
MillerKnoll, Inc.(a) 6,608 168,041

86 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Montrose Environmental
Group, Inc.* 2,452 106,466
NL Industries, Inc. 865 7,102
OPENLANE, Inc.* 9,381 161,166
Performant Financial Corp.* 6,368 16,939
Pitney Bowes, Inc. 12,266 52,253
Quad/Graphics, Inc. 2,252 10,111
SP Plus Corp.* 1,742 88,947
Steelcase, Inc., Class A 8,373 100,727
UniFirst Corp. 1,322 211,692
Viad Corp.* 1,911 65,891
VSE Corp. 1,163 90,795
3,544,465
Communications Equipment 0 .5%
ADTRAN Holdings, Inc. 6,716 29,416
Aviat Networks, Inc.* 956 31,978
Calix, Inc.* 5,287 146,609
Cambium Networks Corp.* 985 3,339
Clearfield, Inc.*(a) 1,251 37,680
CommScope Holding Co.,
Inc.* 17,324 15,488
Comtech Telecommunications
Corp.*(a) 2,491 4,683
Digi International, Inc.* 3,021 92,624
DZS, Inc.* 1,867 1,830
Extreme Networks, Inc.* 10,912 122,214
Harmonic, Inc.* 9,835 105,628
Infinera Corp.*(a) 17,496 84,331
KVH Industries, Inc.* 1,775 8,520
NETGEAR, Inc.* 2,780 41,088
NetScout Systems, Inc.* 5,963 114,847
Ribbon Communications,
Inc.*(a) 7,099 22,504
Viavi Solutions, Inc.* 19,433 153,521
1,016,300
Construction & Engineering 2 .0%
Ameresco, Inc., Class A*(a) 2,992 62,623
API Group Corp.* 18,556 715,705
Arcosa, Inc. 4,250 323,085
Argan, Inc. 1,090 65,683
Bowman Consulting Group
Ltd., Class A*(a) 951 30,898
Comfort Systems USA, Inc. 3,131 968,763
Concrete Pumping Holdings,
Inc.* 1,916 12,741
Construction Partners, Inc.,
Class A* 3,784 195,406
Dycom Industries, Inc.* 2,545 356,351
Fluor Corp.* 12,579 507,311
Granite Construction, Inc.(a) 3,885 215,618
Great Lakes Dredge & Dock
Corp.* 6,040 39,864
IES Holdings, Inc.* 745 100,664
INNOVATE Corp.* 4,439 3,115
Limbach Holdings, Inc.* 871 39,482
MYR Group, Inc.* 1,458 242,392
Northwest Pipe Co.* 912 28,865
Primoris Services Corp. 4,780 222,748
Sterling Infrastructure, Inc.*(a) 2,663 270,561
Common Stocks
Shares Value ($)
Construction & Engineering
Tutor Perini Corp.* 3,597 59,818
4,461,693
Construction Materials 0 .4%
Knife River Corp.* 5,035 393,687
Summit Materials, Inc., Class
A* 10,571 411,212
United States Lime & Minerals,
Inc. 177 54,870
859,769
Consumer Finance 0 .7%
Atlanticus Holdings Corp.* 414 10,950
Bread Financial Holdings, Inc. 2,664 98,328
Consumer Portfolio Services,
Inc.*(a) 1,041 8,911
Encore Capital Group, Inc.*(a) 2,058 84,563
Enova International, Inc.* 2,466 149,267
FirstCash Holdings, Inc. 3,312 374,190
Green Dot Corp., Class A* 3,766 32,953
LendingClub Corp.* 9,755 73,358
LendingTree, Inc.* 1,012 48,849
Navient Corp. 7,292 109,526
Nelnet, Inc., Class A 1,122 105,670
NerdWallet, Inc., Class A* 2,814 35,372
OppFi, Inc.(a) 1,472 3,930
PRA Group, Inc.* 3,457 82,242
PROG Holdings, Inc. 3,954 131,431
Regional Management Corp. 706 17,798
Upstart Holdings, Inc.*(a) 6,610 146,279
World Acceptance Corp.* 378 52,002
1,565,619
Consumer Staples Distribution & Retail 0 .6%
Andersons, Inc. (The) 2,888 158,667
Chefs' Warehouse, Inc.
(The)*(a) 3,047 100,795
HF Foods Group, Inc.* 3,603 10,521
Ingles Markets, Inc., Class A 1,257 90,190
Natural Grocers by Vitamin
Cottage, Inc. 867 14,184
PriceSmart, Inc. 2,212 178,265
SpartanNash Co. 3,168 60,477
Sprouts Farmers Market,
Inc.*(a) 8,961 591,695
United Natural Foods, Inc.* 5,182 46,275
Village Super Market, Inc.,
Class A 852 23,830
Weis Markets, Inc.(a) 1,420 89,644
1,364,543
Containers & Packaging 0 .3%
Greif, Inc., Class A 2,149 131,691
Greif, Inc., Class B 419 26,179
Myers Industries, Inc. 3,210 70,299
O-I Glass, Inc.* 13,817 206,702
Pactiv Evergreen, Inc. 3,654 55,687
Ranpak Holdings Corp., Class
A* 4,147 30,024
TriMas Corp. 3,666 95,280
615,862
Distributors 0 .0%
†
Weyco Group, Inc. 466 13,677

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Diversified Consumer Services 1 .1%
2U, Inc.* 7,335 1,819
Adtalem Global Education,
Inc.*(a) 3,518 174,563
Carriage Services, Inc., Class
A 1,147 29,340
Chegg, Inc.* 10,415 53,846
Coursera, Inc.* 11,648 119,043
Duolingo, Inc., Class A* 2,620 591,465
European Wax Center, Inc.,
Class A*(a) 2,743 32,258
Frontdoor, Inc.* 7,254 222,625
Graham Holdings Co., Class B 298 209,008
Laureate Education, Inc. 11,618 168,461
Lincoln Educational Services
Corp.* 2,241 23,889
Nerdy, Inc.* 6,145 15,915
OneSpaWorld Holdings Ltd.* 7,143 90,859
Perdoceo Education Corp. 5,909 108,135
Strategic Education, Inc. 2,013 231,173
Stride, Inc.*(a) 3,760 250,980
Udemy, Inc.* 7,632 76,473
Universal Technical Institute,
Inc.* 3,380 51,444
WW International, Inc.* 5,088 9,209
2,460,505
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 6,162 101,488
Alpine Income Property Trust,
Inc. 1,233 18,409
American Assets Trust, Inc. 4,460 95,221
Armada Hoffler Properties, Inc. 5,751 60,500
Broadstone Net Lease, Inc. 16,390 238,638
CTO Realty Growth, Inc. 2,215 38,430
Empire State Realty Trust,
Inc., Class A 11,998 109,182
Essential Properties Realty
Trust, Inc. 13,773 362,781
Gladstone Commercial Corp. 3,638 48,640
Global Net Lease, Inc. 16,766 116,524
One Liberty Properties, Inc. 1,527 34,984
1,224,797
Diversified Telecommunication Services 0 .4%
Anterix, Inc.*(a) 1,185 37,351
AST SpaceMobile, Inc., Class
A*(a) 9,885 21,846
ATN International, Inc. 1,053 20,091
Bandwidth, Inc., Class A* 2,226 40,513
Cogent Communications
Holdings, Inc. 3,842 246,580
Consolidated Communications
Holdings, Inc.*(a) 6,909 29,847
Globalstar, Inc.*(a) 61,675 79,561
IDT Corp., Class B 1,317 46,806
Liberty Latin America Ltd.,
Class A* 2,442 18,437
Liberty Latin America Ltd.,
Class C* 12,378 93,330
Lumen Technologies, Inc.*(a) 87,493 104,117
Ooma, Inc.* 2,215 15,638
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Shenandoah
Telecommunications Co. 4,248 54,459
808,576
Electric Utilities 0 .7%
ALLETE, Inc. 5,100 302,022
Genie Energy Ltd., Class B 1,525 23,317
MGE Energy, Inc.(a) 3,214 251,721
Otter Tail Corp. 3,633 310,113
PNM Resources, Inc. 7,591 281,322
Portland General Electric Co. 9,046 391,059
1,559,554
Electrical Equipment 1 .4%
Allient, Inc. 1,253 36,826
Amprius Technologies, Inc.* 728 1,361
Array Technologies, Inc.* 13,412 165,504
Atkore, Inc. 3,294 577,438
Babcock & Wilcox Enterprises,
Inc.* 5,298 5,404
Blink Charging Co.*(a) 4,310 10,904
Bloom Energy Corp., Class
A*(a) 17,353 193,139
Encore Wire Corp. 1,318 368,197
Energy Vault Holdings, Inc.*(a) 7,389 9,384
EnerSys 3,640 329,238
Enovix Corp.*(a) 12,384 77,524
Eos Energy Enterprises,
Inc.*(a) 10,185 7,875
ESS Tech, Inc.*(a) 7,186 5,418
Fluence Energy, Inc.*(a) 5,280 94,195
FTC Solar, Inc.*(a) 6,641 3,055
FuelCell Energy, Inc.* 40,016 37,127
GrafTech International Ltd.(a) 18,419 31,681
LSI Industries, Inc. 2,476 36,150
NEXTracker, Inc., Class A* 11,093 474,669
NuScale Power Corp., Class
A*(a) 5,071 29,412
Powell Industries, Inc. 809 115,687
Preformed Line Products Co. 208 25,174
SES AI Corp.*(a) 11,816 18,669
Shoals Technologies Group,
Inc., Class A*(a) 14,945 126,285
SKYX Platforms Corp.* 5,380 5,541
Stem, Inc.*(a) 13,663 25,140
SunPower Corp.*(a) 8,266 17,028
Thermon Group Holdings, Inc.* 2,908 92,852
TPI Composites, Inc.* 4,179 13,289
Vicor Corp.* 1,892 61,263
2,995,429
Electronic Equipment, Instruments & Components 2 .7%
908 Devices, Inc.*(a) 1,357 7,735
Advanced Energy Industries,
Inc. 3,289 315,218
Aeva Technologies, Inc.*(a) 1,338 4,175
Akoustis Technologies, Inc.* 7,110 4,174
Arlo Technologies, Inc.*(a) 8,109 100,389
Badger Meter, Inc. 2,594 474,495
Bel Fuse, Inc., Class B 893 52,437
Belden, Inc.(a) 3,677 298,830
Benchmark Electronics, Inc. 3,045 91,989
Climb Global Solutions, Inc. 393 25,333

88 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
CTS Corp.(a) 2,753 125,950
Daktronics, Inc.* 3,101 29,304
ePlus, Inc.* 2,364 181,744
Evolv Technologies Holdings,
Inc.*(a) 10,663 41,692
Fabrinet* 3,241 560,920
FARO Technologies, Inc.* 1,740 32,625
Insight Enterprises, Inc.* 2,489 454,417
Iteris, Inc.* 4,042 18,108
Itron, Inc.* 4,001 368,572
Kimball Electronics, Inc.*(a) 2,008 42,027
Knowles Corp.* 8,098 128,191
Lightwave Logic, Inc.*(a) 10,788 41,210
Luna Innovations, Inc.*(a) 3,040 6,262
Methode Electronics, Inc. 3,138 38,252
MicroVision, Inc.*(a) 17,123 24,828
Mirion Technologies, Inc.,
Class A* 17,460 189,790
Napco Security Technologies,
Inc. 2,893 117,745
nLight, Inc.* 4,132 47,064
Novanta, Inc.* 3,176 497,044
OSI Systems, Inc.* 1,399 183,885
PAR Technology Corp.*(a) 2,418 102,233
PC Connection, Inc. 1,019 63,147
Petrocorp, Inc.*^∞ 1,500 0
Plexus Corp.* 2,449 247,374
Richardson Electronics Ltd. 1,133 11,931
Rogers Corp.* 1,542 183,637
Sanmina Corp.*(a) 4,864 295,099
ScanSource, Inc.* 2,214 92,147
SmartRent, Inc., Class A* 17,442 40,465
TTM Technologies, Inc.* 8,815 131,608
Vishay Intertechnology, Inc.(a) 11,161 258,266
Vishay Precision Group, Inc.* 1,184 39,072
Vuzix Corp.* 5,561 7,396
5,976,780
Energy Equipment & Services 2 .6%
Archrock, Inc. 12,339 236,785
Atlas Energy Solutions, Inc.,
Class A 1,630 36,202
Borr Drilling Ltd. 19,497 103,334
Bristow Group, Inc., Class A* 2,183 57,435
Cactus, Inc., Class A(a) 5,725 284,189
ChampionX Corp.(a) 17,208 577,673
Core Laboratories, Inc.(a) 4,069 64,290
Diamond Offshore Drilling,
Inc.* 8,882 108,716
DMC Global, Inc.* 1,761 27,912
Dril-Quip, Inc.* 3,111 56,558
Expro Group Holdings NV* 7,769 145,746
Forum Energy Technologies,
Inc.*(a) 928 17,307
Helix Energy Solutions Group,
Inc.* 12,723 136,645
Helmerich & Payne, Inc. 8,651 340,244
KLX Energy Services
Holdings, Inc.* 1,199 7,949
Kodiak Gas Services, Inc. 1,348 36,639
Liberty Energy, Inc., Class A(a) 14,469 318,318
Common Stocks
Shares Value ($)
Energy Equipment & Services
Mammoth Energy Services,
Inc.*(a) 2,205 7,166
Nabors Industries Ltd.*(a) 826 59,497
Newpark Resources, Inc.* 7,137 49,531
Noble Corp. plc 10,015 444,466
Oceaneering International,
Inc.*(a) 8,759 200,669
Oil States International, Inc.* 6,072 24,227
Patterson-UTI Energy, Inc.(a) 31,302 338,688
ProFrac Holding Corp., Class
A*(a) 2,187 15,900
ProPetro Holding Corp.* 8,506 74,172
Ranger Energy Services, Inc.,
Class A 799 7,862
RPC, Inc.(a) 7,602 50,857
SEACOR Marine Holdings,
Inc.* 2,282 27,886
Seadrill Ltd.* 4,076 197,890
Select Water Solutions, Inc.,
Class A 7,259 67,073
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 25,258
TETRA Technologies, Inc.* 11,629 49,888
Tidewater, Inc.* 4,080 374,748
US Silica Holdings, Inc.* 6,385 98,521
Valaris Ltd.*(a) 5,207 338,767
Weatherford International plc* 6,272 775,345
5,784,353
Entertainment 0 .4%
Atlanta Braves Holdings, Inc.,
Class A* 911 36,750
Atlanta Braves Holdings, Inc.,
Class C* 3,857 144,367
Cinemark Holdings, Inc.* 9,679 165,898
Eventbrite, Inc., Class A* 7,312 38,607
IMAX Corp.* 4,062 65,033
Lions Gate Entertainment
Corp., Class A* 5,401 54,496
Lions Gate Entertainment
Corp., Class B* 10,678 100,694
Loop Media, Inc.* 3,450 1,059
Madison Square Garden
Entertainment Corp., Class
A* 3,472 135,929
Marcus Corp. (The)(a) 2,314 30,175
Playstudios, Inc.* 8,493 18,345
Reservoir Media, Inc.*(a) 1,940 17,363
Sphere Entertainment Co.* 2,319 90,116
Vivid Seats, Inc., Class A* 6,405 33,690
932,522
Financial Services 2 .4%
Acacia Research Corp.* 3,597 17,517
Alerus Financial Corp. 1,484 29,235
A-Mark Precious Metals, Inc.
(a) 1,696 67,959
AvidXchange Holdings, Inc.* 13,652 159,182
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,539 72,133
Cannae Holdings, Inc.* 5,967 116,058
Cantaloupe, Inc.*(a) 5,521 31,967

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Financial Services
Cass Information Systems,
Inc. 1,246 53,815
Compass Diversified Holdings 5,619 123,449
Enact Holdings, Inc. 2,631 78,220
Essent Group Ltd. 9,186 486,582
EVERTEC, Inc.(a) 5,849 219,513
Federal Agricultural Mortgage
Corp., Class C(a) 801 149,090
Finance of America Cos., Inc.,
Class A* 3,164 1,519
Flywire Corp.* 9,532 195,406
I3 Verticals, Inc., Class A* 1,933 43,898
International Money Express,
Inc.* 2,941 59,496
Jackson Financial, Inc., Class
A 7,039 480,904
Marqeta, Inc., Class A* 41,669 231,263
Merchants Bancorp(a) 1,389 56,018
Mr. Cooper Group, Inc.* 5,697 439,808
NewtekOne, Inc. 2,206 23,803
NMI Holdings, Inc., Class A* 6,953 214,570
Ocwen Financial Corp.*(a) 608 14,191
Pagseguro Digital Ltd., Class
A* 17,482 217,651
Payoneer Global, Inc.* 24,193 119,513
Paysafe Ltd.* 2,891 41,110
Paysign, Inc.*(a) 3,090 14,214
PennyMac Financial Services,
Inc.(a) 2,250 192,690
Priority Technology Holdings,
Inc.*(a) 1,943 6,237
Radian Group, Inc. 13,539 404,410
Remitly Global, Inc.* 11,944 212,962
Repay Holdings Corp., Class
A* 7,429 75,553
Security National Financial
Corp., Class A* 1,182 7,778
StoneCo Ltd., Class A* 25,663 400,343
SWK Holdings Corp.*(a) 383 6,641
Velocity Financial, Inc.*(a) 813 13,943
Walker & Dunlop, Inc. 2,779 254,640
Waterstone Financial, Inc. 1,406 15,944
5,349,225
Food Products 0 .9%
Alico, Inc.(a) 645 18,002
B&G Foods, Inc. 6,581 73,049
Benson Hill, Inc.* 15,199 2,789
Beyond Meat, Inc.*(a) 5,414 36,707
BRC, Inc., Class A* 3,540 13,806
Calavo Growers, Inc. 1,637 44,117
Cal-Maine Foods, Inc. 3,573 197,694
Dole plc 6,199 75,442
Forafric Global plc*(a) 591 6,070
Fresh Del Monte Produce, Inc. 2,953 75,508
Hain Celestial Group, Inc.
(The)*(a) 8,272 50,790
J & J Snack Foods Corp. 1,343 184,380
John B Sanfilippo & Son, Inc. 765 76,271
Lancaster Colony Corp. 1,719 328,002
Limoneira Co.(a) 1,657 32,775
Mission Produce, Inc.* 4,023 45,661
Common Stocks
Shares Value ($)
Food Products
Seneca Foods Corp., Class A* 411 23,875
Simply Good Foods Co. (The)* 8,019 292,293
SunOpta, Inc.* 8,535 55,904
TreeHouse Foods, Inc.* 4,574 171,754
Utz Brands, Inc.(a) 6,455 116,384
Vital Farms, Inc.* 2,889 77,310
Westrock Coffee Co.*(a) 2,688 27,256
2,025,839
Gas Utilities 0 .9%
Brookfield Infrastructure Corp.,
Class A 10,596 322,860
Chesapeake Utilities Corp. 1,890 200,094
New Jersey Resources Corp. 8,534 372,851
Northwest Natural Holding Co. 3,225 123,034
ONE Gas, Inc.(a) 4,922 317,567
RGC Resources, Inc.(a) 758 15,630
Southwest Gas Holdings, Inc. 5,546 413,843
Spire, Inc. 4,633 286,273
2,052,152
Ground Transportation 0 .4%
ArcBest Corp. 2,114 234,464
Covenant Logistics Group,
Inc., Class A 667 30,142
FTAI Infrastructure, Inc. 8,198 59,353
Heartland Express, Inc. 4,265 42,394
Marten Transport Ltd. 5,196 87,916
PAM Transportation Services,
Inc.* 683 11,700
RXO, Inc.* 10,388 196,437
Universal Logistics Holdings,
Inc. 692 30,919
Werner Enterprises, Inc. 5,491 187,792
881,117
Health Care Equipment & Supplies 2 .7%
Accuray, Inc.* 8,826 18,799
Alphatec Holdings, Inc.* 7,916 99,900
AngioDynamics, Inc.* 3,507 20,306
Artivion, Inc.*(a) 3,603 70,691
AtriCure, Inc.*(a) 4,143 99,929
Atrion Corp. 117 49,525
Avanos Medical, Inc.* 4,251 76,858
Axogen, Inc.* 3,771 24,172
Axonics, Inc.* 4,386 291,976
Beyond Air, Inc.* 2,426 2,620
Butterfly Network, Inc.* 12,189 9,460
Cerus Corp.* 15,938 26,616
ClearPoint Neuro, Inc.* 2,169 11,778
CONMED Corp. 2,692 183,002
Cutera, Inc.* 3,405 8,240
CVRx, Inc.* 1,052 16,316
Embecta Corp.(a) 5,075 51,410
Glaukos Corp.* 4,207 403,872
Haemonetics Corp.* 4,461 410,189
Inari Medical, Inc.*(a) 4,787 178,747
Inmode Ltd.* 6,877 118,216
Inogen, Inc.* 2,418 16,442
Integer Holdings Corp.*(a) 2,915 325,401
iRadimed Corp. 595 24,163
iRhythm Technologies, Inc.* 2,717 297,729
KORU Medical Systems, Inc.* 3,308 7,178

90 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Lantheus Holdings, Inc.*(a) 5,998 399,107
LeMaitre Vascular, Inc. 1,782 115,474
LivaNova plc* 4,806 267,934
Merit Medical Systems, Inc.* 4,959 367,462
Neogen Corp.* 19,044 234,812
Nevro Corp.* 3,143 33,253
Omnicell, Inc.* 4,060 108,849
OraSure Technologies, Inc.* 5,959 31,523
Orchestra BioMed Holdings,
Inc.*(a) 790 3,484
Orthofix Medical, Inc.* 3,217 41,821
OrthoPediatrics Corp.* 1,492 44,208
Outset Medical, Inc.* 4,731 11,969
Paragon 28, Inc.*(a) 4,126 38,042
PROCEPT BioRobotics
Corp.*(a) 3,530 187,019
Pulmonx Corp.* 3,424 26,057
Pulse Biosciences, Inc.*(a) 1,528 11,261
RxSight, Inc.* 2,564 133,661
Sanara Medtech, Inc.*(a) 359 11,431
Semler Scientific, Inc.* 319 8,144
SI-BONE, Inc.* 3,640 51,906
Sight Sciences, Inc.*(a) 2,106 11,688
Silk Road Medical, Inc.* 3,590 69,790
STAAR Surgical Co.* 4,263 195,927
Surmodics, Inc.* 1,282 32,935
Tactile Systems Technology,
Inc.* 2,202 30,322
Tela Bio, Inc.* 1,502 6,766
TransMedics Group, Inc.* 2,812 264,694
Treace Medical Concepts,
Inc.* 3,810 39,510
UFP Technologies, Inc.*(a) 621 127,889
Utah Medical Products, Inc. 343 22,707
Varex Imaging Corp.* 3,332 54,145
Vicarious Surgical, Inc., Class
A* 4,621 1,297
Zimvie, Inc.* 2,445 37,164
Zynex, Inc.*(a) 1,462 16,038
5,881,824
Health Care Providers & Services 2 .5%
23andMe Holding Co., Class
A* 30,216 15,174
Accolade, Inc.*(a) 6,235 47,573
AdaptHealth Corp., Class A*(a) 8,201 80,780
Addus HomeCare Corp.* 1,352 129,995
Agiliti, Inc.* 2,715 27,557
AirSculpt Technologies,
Inc.*(a) 871 4,799
Alignment Healthcare, Inc.* 7,996 41,179
AMN Healthcare Services,
Inc.* 3,406 204,292
Astrana Health, Inc.*(a) 3,865 143,585
Aveanna Healthcare Holdings,
Inc.*(a) 3,656 8,226
BrightSpring Health Services,
Inc.*(a) 4,386 46,886
Brookdale Senior Living, Inc.* 16,233 110,222
CareMax, Inc.* 240 857
Castle Biosciences, Inc.* 2,030 42,813
Common Stocks
Shares Value ($)
Health Care Providers & Services
Community Health Systems,
Inc.* 10,035 33,116
CorVel Corp.*(a) 777 185,586
Cross Country Healthcare,
Inc.* 2,937 51,691
DocGo, Inc.*(a) 7,107 24,022
Enhabit, Inc.* 4,095 41,319
Ensign Group, Inc. (The) 4,771 564,696
Fulgent Genetics, Inc.* 1,746 35,531
Guardant Health, Inc.* 10,044 180,792
HealthEquity, Inc.* 7,493 591,273
Hims & Hers Health, Inc.* 10,726 134,397
InfuSystem Holdings, Inc.* 1,719 12,910
Innovage Holding Corp.*(a) 1,737 6,166
Joint Corp. (The)*(a) 1,297 15,486
LifeStance Health Group,
Inc.*(a) 9,154 56,572
ModivCare, Inc.*(a) 1,124 26,380
Nano-X Imaging Ltd.*(a) 4,125 36,960
National HealthCare Corp. 1,102 100,139
National Research Corp.(a) 1,173 40,175
NeoGenomics, Inc.*(a) 11,394 158,604
OPKO Health, Inc.*(a) 34,212 41,739
Option Care Health, Inc.* 14,843 443,657
Owens & Minor, Inc.* 6,485 160,439
P3 Health Partners, Inc.* 2,825 1,518
Patterson Cos., Inc. 7,505 191,152
Pediatrix Medical Group, Inc.* 7,793 69,124
Pennant Group, Inc. (The)* 2,429 50,790
PetIQ, Inc., Class A* 2,580 42,106
Privia Health Group, Inc.* 9,825 180,780
Progyny, Inc.* 7,086 227,177
Quipt Home Medical Corp.* 3,819 13,748
RadNet, Inc.* 5,317 257,874
Select Medical Holdings Corp. 9,181 260,465
Surgery Partners, Inc.*(a) 6,721 167,689
US Physical Therapy, Inc.(a) 1,341 136,125
Viemed Healthcare, Inc.* 3,230 26,454
5,470,590
Health Care REITs 0 .5%
CareTrust REIT, Inc. 10,677 263,935
Community Healthcare Trust,
Inc. 2,417 64,123
Diversified Healthcare Trust 20,523 48,434
Global Medical REIT, Inc. 5,727 46,446
LTC Properties, Inc. 3,708 122,735
National Health Investors, Inc. 3,695 233,007
Sabra Health Care REIT, Inc. 20,352 283,300
Universal Health Realty
Income Trust 1,227 44,209
1,106,189
Health Care Technology 0 .3%
American Well Corp., Class A* 22,693 11,585
Definitive Healthcare Corp.,
Class A*(a) 4,272 29,648
Evolent Health, Inc., Class A* 9,949 275,985
Health Catalyst, Inc.* 4,913 30,559
HealthStream, Inc. 2,210 56,952
Multiplan Corp.* 34,721 22,562
OptimizeRx Corp.* 1,191 12,148
Phreesia, Inc.* 4,710 97,685

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Health Care Technology
Schrodinger, Inc.*(a) 4,879 118,950
Sharecare, Inc.* 29,319 20,989
Simulations Plus, Inc.(a) 1,445 65,531
TruBridge, Inc.* 1,315 10,388
752,982
Hotel & Resort REITs 0 .8%
Apple Hospitality REIT, Inc. 19,030 280,883
Braemar Hotels & Resorts, Inc. 4,882 13,328
Chatham Lodging Trust 4,365 40,027
DiamondRock Hospitality Co. 18,646 165,949
Pebblebrook Hotel Trust 10,519 152,841
RLJ Lodging Trust 13,617 149,787
Ryman Hospitality Properties,
Inc. 5,184 546,808
Service Properties Trust 14,676 89,964
Summit Hotel Properties, Inc. 9,803 58,916
Sunstone Hotel Investors, Inc. 18,150 185,130
Xenia Hotels & Resorts, Inc. 9,639 133,693
1,817,326
Hotels, Restaurants & Leisure 2 .1%
Accel Entertainment, Inc.,
Class A* 4,806 51,616
Bally's Corp.*(a) 2,772 36,424
Biglari Holdings, Inc., Class B* 64 12,615
BJ's Restaurants, Inc.* 1,905 62,084
Bloomin' Brands, Inc.(a) 7,753 199,950
Bowlero Corp., Class A(a) 1,535 18,036
Brinker International, Inc.* 3,904 209,254
Carrols Restaurant Group, Inc. 2,752 26,199
Century Casinos, Inc.* 2,834 8,417
Cheesecake Factory, Inc.
(The)(a) 4,311 148,816
Chuy's Holdings, Inc.* 1,577 46,458
Cracker Barrel Old Country
Store, Inc. 1,995 116,089
Dave & Buster's
Entertainment, Inc.* 2,980 159,132
Denny's Corp.* 4,714 37,806
Dine Brands Global, Inc. 1,326 58,477
El Pollo Loco Holdings, Inc.* 2,709 23,081
Empire Resorts, Inc.*^∞ 618 0
Everi Holdings, Inc.* 6,824 55,752
First Watch Restaurant Group,
Inc.*(a) 1,918 48,947
Full House Resorts, Inc.*(a) 3,100 15,810
Global Business Travel Group
I*(a) 3,054 18,477
Golden Entertainment, Inc. 1,845 59,132
Hilton Grand Vacations, Inc.* 6,954 289,565
Inspired Entertainment, Inc.* 1,870 15,895
International Game
Technology plc 9,591 189,326
Jack in the Box, Inc. 1,699 96,962
Krispy Kreme, Inc.(a) 7,842 99,201
Kura Sushi USA, Inc., Class
A*(a) 487 53,609
Life Time Group Holdings,
Inc.* 4,057 55,419
Light & Wonder, Inc.*(a) 7,979 712,206
Lindblad Expeditions Holdings,
Inc.* 2,709 19,884
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Monarch Casino & Resort, Inc.
(a) 1,225 83,018
Mondee Holdings, Inc., Class
A*(a) 4,296 9,408
Nathan's Famous, Inc. 267 17,251
Noodles & Co., Class A* 3,955 5,972
ONE Group Hospitality, Inc.
(The)*(a) 1,852 9,927
Papa John's International, Inc.
(a) 2,848 175,693
PlayAGS, Inc.* 3,495 30,896
Portillo's, Inc., Class A* 4,021 49,298
Potbelly Corp.* 2,317 23,610
RCI Hospitality Holdings, Inc. 762 38,679
Red Robin Gourmet Burgers,
Inc.* 1,502 11,340
Red Rock Resorts, Inc., Class
A 4,224 224,379
Rush Street Interactive, Inc.* 5,505 35,177
Sabre Corp.* 30,405 87,262
Shake Shack, Inc., Class A* 3,361 355,762
Six Flags Entertainment Corp.* 6,548 154,402
Super Group SGHC Ltd.*(a) 10,684 33,761
Sweetgreen, Inc., Class A*(a) 8,789 197,489
Target Hospitality Corp.*(a) 2,265 25,198
United Parks & Resorts,
Inc.*(a) 3,275 166,436
Xponential Fitness, Inc., Class
A* 1,888 24,072
4,703,669
Household Durables 2 .2%
Beazer Homes USA, Inc.* 2,507 70,271
Cavco Industries, Inc.* 738 268,787
Century Communities, Inc. 2,487 197,269
Cricut, Inc., Class A(a) 4,527 24,084
Dream Finders Homes, Inc.,
Class A*(a) 2,097 74,443
Ethan Allen Interiors, Inc. 2,056 58,061
GoPro, Inc., Class A* 12,312 21,300
Green Brick Partners, Inc.* 2,272 122,983
Helen of Troy Ltd.* 2,126 197,101
Hooker Furnishings Corp. 1,040 17,680
Hovnanian Enterprises, Inc.,
Class A* 430 63,567
Installed Building Products,
Inc.(a) 2,104 495,976
iRobot Corp.*(a) 2,486 21,280
KB Home 6,115 396,007
Landsea Homes Corp.* 1,781 20,571
La-Z-Boy, Inc. 3,859 126,730
Legacy Housing Corp.* 895 18,231
LGI Homes, Inc.* 1,817 163,403
Lovesac Co. (The)*(a) 1,259 27,925
M/I Homes, Inc.* 2,380 276,604
Meritage Homes Corp. 3,229 535,174
Purple Innovation, Inc., Class
A*(a) 5,433 8,258
Skyline Champion Corp.* 4,811 360,777
Snap One Holdings Corp.* 1,826 19,319
Sonos, Inc.* 10,829 183,010

92 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Taylor Morrison Home Corp.,
Class A* 9,214 516,076
Traeger, Inc.* 3,642 7,830
Tri Pointe Homes, Inc.* 8,410 309,908
United Homes Group, Inc.*(a) 950 6,346
Vizio Holding Corp., Class
A*(a) 6,901 73,151
VOXX International Corp.,
Class A* 611 3,605
Worthington Enterprises, Inc. 2,772 158,448
4,844,175
Household Products 0 .3%
Central Garden & Pet Co.* 924 37,838
Central Garden & Pet Co.,
Class A* 4,472 158,443
Energizer Holdings, Inc. 6,388 183,463
Oil-Dri Corp. of America 368 25,484
WD-40 Co. 1,196 270,452
675,680
Independent Power and Renewable Electricity Producers
0 .2%
Altus Power, Inc., Class A*(a) 6,048 22,196
Montauk Renewables, Inc.* 5,920 21,312
Ormat Technologies, Inc.(a) 4,784 305,363
Sunnova Energy International,
Inc.*(a) 9,323 39,251
388,122
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,194 44,648
Industrial REITs 0 .5%
Innovative Industrial
Properties, Inc. 2,446 252,916
LXP Industrial Trust 26,019 217,259
Plymouth Industrial REIT, Inc. 4,066 84,898
Terreno Realty Corp. 7,930 430,996
986,069
Insurance 1 .9%
Ambac Financial Group, Inc.* 4,156 60,054
American Coastal Insurance
Corp.* 1,856 19,432
American Equity Investment
Life Holding Co. 6,880 386,037
AMERISAFE, Inc. 1,695 77,292
BRP Group, Inc., Class A*(a) 5,263 140,206
CNO Financial Group, Inc. 9,985 262,905
Crawford & Co., Class A 1,051 9,753
Donegal Group, Inc., Class A 1,421 19,098
eHealth, Inc.* 2,314 9,904
Employers Holdings, Inc. 2,066 87,991
Enstar Group Ltd.* 1,060 307,792
F&G Annuities & Life, Inc. 1,624 61,420
Fidelis Insurance Holdings Ltd. 5,345 99,310
Genworth Financial, Inc.,
Class A* 39,037 231,489
GoHealth, Inc., Class A*(a) 371 3,736
Goosehead Insurance, Inc.,
Class A* 1,861 105,910
Common Stocks
Shares Value ($)
Insurance
Greenlight Capital Re Ltd.,
Class A* 2,258 27,367
Hamilton Insurance Group
Ltd., Class B* 1,293 17,559
HCI Group, Inc. 643 73,418
Hippo Holdings, Inc.*(a) 992 21,219
Horace Mann Educators Corp. 3,716 136,972
Investors Title Co. 93 14,920
James River Group Holdings
Ltd. 2,974 26,439
Kingsway Financial Services,
Inc.* 1,007 8,962
Lemonade, Inc.*(a) 4,330 74,606
Maiden Holdings Ltd.*(a) 8,591 17,869
MBIA, Inc. 3,927 24,701
Mercury General Corp. 2,368 123,752
National Western Life Group,
Inc., Class A 206 100,697
NI Holdings, Inc.* 857 12,744
Oscar Health, Inc., Class A* 14,231 247,192
Palomar Holdings, Inc.* 2,192 172,445
ProAssurance Corp.* 4,492 60,013
Safety Insurance Group, Inc. 1,191 94,768
Selective Insurance Group,
Inc. 5,324 541,185
Selectquote, Inc.* 12,915 19,502
SiriusPoint Ltd.* 6,398 75,368
Skyward Specialty Insurance
Group, Inc.*(a) 2,639 92,154
Stewart Information Services
Corp. 2,422 150,188
Tiptree, Inc., Class A 2,112 33,644
Trupanion, Inc.*(a) 3,527 79,357
United Fire Group, Inc. 1,888 41,706
Universal Insurance Holdings,
Inc. 2,267 44,252
4,215,328
Interactive Media & Services 0 .6%
Bumble, Inc., Class A* 9,311 94,041
Cargurus, Inc., Class A* 8,448 189,742
Cars.com, Inc.* 5,810 97,085
DHI Group, Inc.* 3,527 8,253
EverQuote, Inc., Class A* 1,856 37,436
fuboTV, Inc.*(a) 26,340 37,403
Grindr, Inc.* 3,772 36,928
MediaAlpha, Inc., Class A* 1,872 37,908
Nextdoor Holdings, Inc.* 13,774 28,099
Outbrain, Inc.* 3,099 12,551
QuinStreet, Inc.* 4,850 87,736
Shutterstock, Inc.(a) 2,194 93,706
System1, Inc.*(a) 2,344 4,008
TrueCar, Inc.* 8,503 22,448
Vimeo, Inc.* 12,941 46,458
Yelp, Inc., Class A* 5,807 233,674
Ziff Davis, Inc.* 4,006 200,741
ZipRecruiter, Inc., Class A* 6,080 62,502
1,330,719
IT Services 0 .4%
Applied Digital Corp.*(a) 6,614 17,891
BigBear.ai Holdings, Inc.*(a) 5,558 9,226

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
IT Services
BigCommerce Holdings, Inc.,
Series 1* 5,937 33,603
Brightcove, Inc.* 4,060 7,227
Couchbase, Inc.* 3,233 78,045
DigitalOcean Holdings, Inc.* 5,421 178,134
Fastly, Inc., Class A* 10,669 134,963
Grid Dynamics Holdings, Inc.* 5,288 51,664
Hackett Group, Inc. (The) 2,220 48,152
Information Services Group,
Inc. 2,880 9,706
Perficient, Inc.* 3,036 143,481
Rackspace Technology,
Inc.*(a) 4,830 8,308
Squarespace, Inc., Class A* 4,988 173,882
Thoughtworks Holding, Inc.*(a) 8,762 20,328
Tucows, Inc., Class A* 959 16,945
Unisys Corp.* 6,278 34,089
965,644
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 2,625 160,073
AMMO, Inc.* 8,211 20,856
Clarus Corp. 2,530 16,015
Escalade, Inc. 942 11,737
Funko, Inc., Class A*(a) 3,050 18,575
JAKKS Pacific, Inc.* 684 12,934
Johnson Outdoors, Inc., Class
A 496 20,341
Latham Group, Inc.* 4,001 11,203
Malibu Boats, Inc., Class A* 1,780 60,556
Marine Products Corp. 694 7,460
MasterCraft Boat Holdings,
Inc.* 1,622 32,813
Smith & Wesson Brands, Inc.
(a) 4,217 71,562
Solo Brands, Inc., Class A*(a) 2,035 3,826
Sturm Ruger & Co., Inc. 1,573 72,720
Topgolf Callaway Brands
Corp.* 12,504 200,314
Vista Outdoor, Inc.*(a) 5,024 176,292
897,277
Life Sciences Tools & Services 0 .2%
Adaptive Biotechnologies
Corp.* 10,374 27,180
Akoya Biosciences, Inc.*(a) 1,283 4,901
BioLife Solutions, Inc.* 2,906 50,971
Codexis, Inc.* 5,840 16,995
CryoPort, Inc.*(a) 3,757 60,826
Cytek Biosciences, Inc.* 11,127 66,873
Harvard Bioscience, Inc.* 3,702 14,142
MaxCyte, Inc.* 7,216 26,194
Mesa Laboratories, Inc. 478 50,706
Nautilus Biotechnology, Inc.,
Class A* 4,017 10,203
OmniAb, Inc.*(a) 7,732 34,330
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.*(a) 22,948 37,864
Quanterix Corp.* 3,133 50,504
Quantum-Si, Inc.*(a) 8,046 12,954
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Seer, Inc., Class A* 5,351 11,130
475,773
Machinery 3 .7%
374Water, Inc.*(a) 5,604 8,350
3D Systems Corp.*(a) 12,081 40,471
Alamo Group, Inc. 879 170,860
Albany International Corp.,
Class A 2,728 217,558
Astec Industries, Inc. 2,029 84,812
Atmus Filtration Technologies,
Inc.* 7,480 226,569
Barnes Group, Inc. 4,295 149,122
Blue Bird Corp.* 2,520 83,047
Chart Industries, Inc.*(a) 3,818 550,021
Columbus McKinnon Corp. 2,428 100,204
Commercial Vehicle Group,
Inc.* 3,040 18,270
Desktop Metal, Inc., Class A* 27,186 21,270
Douglas Dynamics, Inc. 1,905 43,129
Energy Recovery, Inc.* 5,121 76,303
Enerpac Tool Group Corp.,
Class A 4,868 173,447
Enpro, Inc. 1,870 280,743
ESCO Technologies, Inc. 2,248 228,060
Federal Signal Corp. 5,241 426,093
Franklin Electric Co., Inc. 4,039 388,835
Gencor Industries, Inc.*(a) 997 16,919
Gorman-Rupp Co. (The) 1,963 65,113
Greenbrier Cos., Inc. (The) 2,661 131,427
Helios Technologies, Inc. 2,887 130,204
Hillenbrand, Inc. 6,124 292,237
Hillman Solutions Corp.* 17,035 162,855
Hyliion Holdings Corp.*(a) 13,719 17,697
Hyster-Yale Materials
Handling, Inc. 913 53,474
John Bean Technologies Corp.
(a) 2,791 248,650
Kadant, Inc. 1,022 279,813
Kennametal, Inc. 6,924 162,922
Lindsay Corp. 974 113,130
Luxfer Holdings plc 2,050 19,741
Manitowoc Co., Inc. (The)*(a) 3,253 39,361
Mayville Engineering Co., Inc.* 1,045 14,379
Microvast Holdings, Inc.* 19,525 7,652
Miller Industries, Inc. 898 43,742
Mueller Industries, Inc. 9,935 554,572
Mueller Water Products, Inc.,
Class A 13,658 216,343
Nikola Corp.* 66,561 41,308
Omega Flex, Inc. 304 20,143
Park-Ohio Holdings Corp. 794 20,271
Proto Labs, Inc.* 2,281 69,525
REV Group, Inc. 2,730 59,678
Shyft Group, Inc. (The) 2,780 30,246
SPX Technologies, Inc.* 3,890 473,841
Standex International Corp.(a) 1,041 179,968
Tennant Co. 1,623 189,047
Terex Corp.(a) 5,886 329,910
Titan International, Inc.* 4,784 52,720
Trinity Industries, Inc. 7,190 187,084
Velo3D, Inc.* 20,513 5,428

94 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Wabash National Corp. 4,071 94,081
Watts Water Technologies,
Inc., Class A 2,396 475,510
8,086,155
Marine Transportation 0 .3%
Costamare, Inc.(a) 4,375 52,413
Genco Shipping & Trading Ltd. 3,572 76,227
Golden Ocean Group Ltd. 11,113 156,582
Himalaya Shipping Ltd. 2,141 17,492
Matson, Inc. 3,051 328,837
Pangaea Logistics Solutions
Ltd.(a) 3,447 24,818
Safe Bulkers, Inc. 5,998 29,930
Star Bulk Carriers Corp. 1 24
686,323
Media 0 .6%
Advantage Solutions, Inc.*(a) 7,239 30,838
AMC Networks, Inc., Class A* 2,690 28,568
Boston Omaha Corp., Class A* 2,239 34,570
Cardlytics, Inc.*(a) 3,087 37,816
Clear Channel Outdoor
Holdings, Inc.* 34,415 47,837
EchoStar Corp., Class A* 10,747 171,845
Emerald Holding, Inc.* 1,555 8,941
Entravision Communications
Corp., Class A(a) 5,926 12,385
EW Scripps Co. (The), Class
A* 4,952 18,620
Gambling.com Group Ltd.* 983 8,503
Gannett Co., Inc.*(a) 13,690 33,130
Gray Television, Inc. 7,472 42,964
iHeartMedia, Inc., Class A* 9,650 20,265
Integral Ad Science Holding
Corp.* 5,832 55,929
John Wiley & Sons, Inc., Class
A 3,144 118,120
Magnite, Inc.* 11,764 103,876
PubMatic, Inc., Class A*(a) 3,570 80,111
Scholastic Corp.(a) 2,342 83,422
Sinclair, Inc.(a) 2,719 33,444
Stagwell, Inc., Class A*(a) 7,354 43,756
TechTarget, Inc.* 2,243 61,682
TEGNA, Inc. 17,679 241,142
Thryv Holdings, Inc.* 2,626 60,424
Townsquare Media, Inc., Class
A 1,105 13,337
Urban One, Inc.* 479 742
Urban One, Inc., Class A* 401 798
WideOpenWest, Inc.* 4,967 17,732
1,410,797
Metals & Mining 2 .0%
5E Advanced Materials, Inc.* 3,697 4,252
Alpha Metallurgical Resources,
Inc. 1,017 332,681
Arch Resources, Inc. 1,605 254,842
ATI, Inc.* 11,425 682,072
Caledonia Mining Corp. plc(a) 1,553 15,235
Carpenter Technology Corp. 4,318 370,053
Century Aluminum Co.* 4,849 84,130
Coeur Mining, Inc.* 32,437 146,615
Common Stocks
Shares Value ($)
Metals & Mining
Commercial Metals Co. 10,277 552,286
Compass Minerals
International, Inc. 3,168 39,442
Constellium SE, Class A* 11,214 220,804
Contango ORE, Inc.*(a) 670 13,983
Dakota Gold Corp.* 4,450 11,837
Haynes International, Inc. 1,106 66,526
Hecla Mining Co. 53,773 254,346
i-80 Gold Corp.* 18,281 21,572
Ivanhoe Electric, Inc.* 5,805 58,630
Kaiser Aluminum Corp. 1,397 126,415
Materion Corp. 1,802 207,122
Metallus, Inc.*(a) 3,772 77,552
Novagold Resources, Inc.* 21,893 63,490
Olympic Steel, Inc. 906 57,594
Perpetua Resources Corp.* 3,574 19,514
Piedmont Lithium, Inc.*(a) 1,680 20,580
Radius Recycling, Inc., Class A 2,177 37,923
Ramaco Resources, Inc.,
Class A(a) 1,809 28,365
Ramaco Resources, Inc.,
Class B 446 4,955
Ryerson Holding Corp. 2,397 68,434
SunCoke Energy, Inc. 7,277 75,026
Tredegar Corp. 2,642 16,856
Warrior Met Coal, Inc. 4,601 314,478
Worthington Steel, Inc. 2,772 85,350
4,332,960
Mortgage Real Estate Investment Trusts (REITs) 1 .1%
AFC Gamma, Inc. 1,587 19,044
Angel Oak Mortgage REIT, Inc. 641 6,750
Apollo Commercial Real
Estate Finance, Inc. 12,716 122,455
Arbor Realty Trust, Inc. 15,526 199,198
Ares Commercial Real Estate
Corp. 4,706 31,954
ARMOUR Residential REIT,
Inc. 4,206 76,423
Blackstone Mortgage Trust,
Inc., Class A 15,383 271,356
BrightSpire Capital, Inc., Class
A 12,198 76,725
Chicago Atlantic Real Estate
Finance, Inc. 1,549 24,381
Chimera Investment Corp. 20,489 84,415
Claros Mortgage Trust, Inc.(a) 7,648 66,538
Dynex Capital, Inc. 4,957 57,848
Ellington Financial, Inc. 6,897 78,902
Franklin BSP Realty Trust, Inc. 7,404 92,476
Granite Point Mortgage Trust,
Inc. 4,847 20,794
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 9,710 242,847
Invesco Mortgage Capital, Inc. 3,972 33,961
KKR Real Estate Finance
Trust, Inc. 5,503 51,783
Ladder Capital Corp., Class A 10,079 108,148
MFA Financial, Inc. 9,109 96,464
New York Mortgage Trust, Inc. 7,665 52,505

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Nexpoint Real Estate Finance,
Inc. 595 7,711
Orchid Island Capital, Inc. 4,899 40,809
PennyMac Mortgage
Investment Trust 7,752 107,365
Ready Capital Corp. 14,536 123,847
Redwood Trust, Inc. 11,103 61,400
TPG RE Finance Trust, Inc. 5,816 42,631
Two Harbors Investment Corp. 8,834 111,573
2,310,303
Multi-Utilities 0 .4%
Avista Corp. 6,834 245,887
Black Hills Corp. 6,021 330,553
Northwestern Energy Group,
Inc. 5,429 273,839
Unitil Corp. 1,356 69,075
919,354
Office REITs 0 .7%
Brandywine Realty Trust 14,522 65,930
City Office REIT, Inc. 3,848 17,932
COPT Defense Properties 9,954 238,597
Douglas Emmett, Inc. 8,662 118,756
Easterly Government
Properties, Inc., Class A 8,777 102,603
Equity Commonwealth* 8,715 163,145
Hudson Pacific Properties, Inc. 12,083 70,081
JBG SMITH Properties 8,352 125,364
Office Properties Income Trust 4,572 9,235
Orion Office REIT, Inc. 5,993 18,698
Paramount Group, Inc. 16,288 75,576
Peakstone Realty Trust 2,998 41,882
Piedmont Office Realty Trust,
Inc., Class A 10,929 75,301
Postal Realty Trust, Inc., Class
A 1,588 21,994
SL Green Realty Corp. 5,725 285,277
1,430,371
Oil, Gas & Consumable Fuels 4 .9%
Amplify Energy Corp.* 3,022 21,335
Ardmore Shipping Corp.(a) 3,769 63,131
Berry Corp. 6,941 58,929
California Resources Corp. 6,106 322,763
Centrus Energy Corp., Class
A* 1,140 48,940
Chord Energy Corp. 3,713 657,127
Civitas Resources, Inc. 7,151 514,586
Clean Energy Fuels Corp.* 16,347 37,925
CNX Resources Corp.*(a) 13,994 329,139
Comstock Resources, Inc.(a) 7,757 78,035
CONSOL Energy, Inc. 2,735 226,349
Crescent Energy Co., Class A 6,905 73,469
CVR Energy, Inc. 2,819 85,641
Delek US Holdings, Inc. 5,695 155,644
DHT Holdings, Inc. 12,001 137,051
Dorian LPG Ltd. 2,958 122,225
Empire Petroleum Corp.* 1,133 5,869
Encore Energy Corp.*(a) 15,061 66,419
Energy Fuels, Inc.*(a) 13,492 69,889
Equitrans Midstream Corp. 38,719 523,868
Evolution Petroleum Corp. 2,985 16,119
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Excelerate Energy, Inc., Class
A 1,723 29,050
FLEX LNG Ltd.(a) 2,619 68,120
FutureFuel Corp. 2,709 14,683
Gevo, Inc.* 24,450 16,108
Golar LNG Ltd. 8,575 210,259
Granite Ridge Resources, Inc. 2,459 16,033
Green Plains, Inc.* 4,017 83,031
Gulfport Energy Corp.* 973 154,425
Hallador Energy Co.* 2,162 11,048
HighPeak Energy, Inc.(a) 1,081 15,361
International Seaways, Inc. 3,581 197,993
Kinetik Holdings, Inc., Class A 3,096 118,701
Kosmos Energy Ltd.* 40,654 230,508
Magnolia Oil & Gas Corp.,
Class A(a) 15,596 390,992
Matador Resources Co. 9,994 622,626
Murphy Oil Corp. 12,829 572,686
NACCO Industries, Inc., Class
A 402 11,071
NextDecade Corp.*(a) 7,065 45,357
Nordic American Tankers Ltd. 18,361 71,608
Northern Oil & Gas, Inc. 7,891 321,874
Overseas Shipholding Group,
Inc., Class A 5,462 33,209
Par Pacific Holdings, Inc.* 5,052 155,602
PBF Energy, Inc., Class A 9,726 518,104
Peabody Energy Corp. 9,935 217,974
Permian Resources Corp.,
Class A 40,352 675,896
PrimeEnergy Resources
Corp.* 71 7,275
REX American Resources
Corp.* 1,431 79,177
Riley Exploration Permian, Inc. 807 20,925
Ring Energy, Inc.*(a) 9,352 17,769
SandRidge Energy, Inc.(a) 1,979 27,112
Scorpio Tankers, Inc. 4,258 299,593
SFL Corp. Ltd. 10,456 139,378
SilverBow Resources, Inc.* 1,918 58,921
Sitio Royalties Corp., Class A 7,411 172,232
SM Energy Co.(a) 10,275 498,235
Talos Energy, Inc.* 12,104 159,531
Teekay Corp.* 5,759 42,156
Teekay Tankers Ltd., Class A 2,154 125,514
Tellurian, Inc.*(a) 47,968 20,631
Uranium Energy Corp.*(a) 33,798 228,136
VAALCO Energy, Inc.(a) 10,190 65,216
Vertex Energy, Inc.* 6,390 8,307
Vital Energy, Inc.*(a) 2,145 113,728
Vitesse Energy, Inc.(a) 2,073 46,000
W&T Offshore, Inc.(a) 9,007 20,266
World Kinect Corp. 5,447 128,004
10,694,878
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,392 62,696
Glatfelter Corp.* 4,694 6,712
Sylvamo Corp. 3,201 200,063
269,471
Passenger Airlines 0 .4%
Allegiant Travel Co. 1,394 76,057

96 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Passenger Airlines
Blade Air Mobility, Inc.*(a) 5,011 15,985
Frontier Group Holdings,
Inc.*(a) 3,702 22,360
Hawaiian Holdings, Inc.* 4,651 59,068
JetBlue Airways Corp.*(a) 29,832 169,446
Joby Aviation, Inc.*(a) 24,002 121,210
SkyWest, Inc.* 3,599 262,835
Spirit Airlines, Inc.(a) 9,782 34,530
Sun Country Airlines Holdings,
Inc.* 3,634 48,368
809,859
Personal Care Products 0 .9%
Beauty Health Co. (The)* 7,616 24,600
BellRing Brands, Inc.* 11,593 639,586
Edgewell Personal Care Co. 4,272 160,713
elf Beauty, Inc.* 4,765 774,455
Herbalife Ltd.*(a) 8,626 74,615
Inter Parfums, Inc. 1,620 188,536
Medifast, Inc. 909 25,025
Nature's Sunshine Products,
Inc.* 1,134 22,056
Nu Skin Enterprises, Inc.,
Class A 4,502 52,943
USANA Health Sciences, Inc.* 1,073 44,551
Waldencast plc, Class A* 2,215 10,787
2,017,867
Pharmaceuticals 1 .6%
Aclaris Therapeutics, Inc.* 6,353 7,687
Amneal Pharmaceuticals,
Inc.*(a) 10,459 63,277
Amphastar Pharmaceuticals,
Inc.*(a) 3,264 134,640
Amylyx Pharmaceuticals, Inc.* 4,519 8,179
ANI Pharmaceuticals, Inc.* 1,332 87,912
Arvinas, Inc.* 4,407 140,010
Assertio Holdings, Inc.* 8,400 7,435
Atea Pharmaceuticals, Inc.* 7,410 27,417
Axsome Therapeutics, Inc.*(a) 3,185 234,926
Biote Corp., Class A* 1,325 7,301
Bright Green Corp.* 7,756 1,946
Cara Therapeutics, Inc.* 4,282 3,220
Cassava Sciences, Inc.*(a) 3,495 77,414
Citius Pharmaceuticals, Inc.* 11,629 8,679
Collegium Pharmaceutical,
Inc.* 2,841 104,918
Corcept Therapeutics, Inc.*(a) 7,088 165,292
CorMedix, Inc.*(a) 4,222 22,187
Edgewise Therapeutics, Inc.* 5,032 90,274
Enliven Therapeutics, Inc.*(a) 2,209 38,414
Evolus, Inc.* 3,918 46,115
Eyenovia, Inc.*(a) 2,721 2,043
EyePoint Pharmaceuticals,
Inc.*(a) 3,256 57,306
Harmony Biosciences
Holdings, Inc.* 2,878 88,959
Harrow, Inc.*(a) 2,461 25,078
Ikena Oncology, Inc.* 2,012 2,656
Innoviva, Inc.*(a) 5,283 79,826
Intra-Cellular Therapies, Inc.* 8,859 636,165
Ligand Pharmaceuticals, Inc.* 1,488 103,996
Liquidia Corp.* 4,270 54,869
Common Stocks
Shares Value ($)
Pharmaceuticals
Longboard Pharmaceuticals,
Inc.* 2,156 45,923
Marinus Pharmaceuticals, Inc.* 4,715 6,648
Neumora Therapeutics, Inc.* 1,333 12,117
Nuvation Bio, Inc.* 14,237 42,569
Ocular Therapeutix, Inc.* 10,158 48,149
Omeros Corp.*(a) 5,761 18,147
Optinose, Inc.* 6,899 5,664
Pacira BioSciences, Inc.* 3,923 102,979
Phathom Pharmaceuticals,
Inc.*(a) 3,036 27,415
Phibro Animal Health Corp.,
Class A 1,618 27,021
Pliant Therapeutics, Inc.* 4,974 58,793
Prestige Consumer
Healthcare, Inc.* 4,386 314,739
Revance Therapeutics, Inc.*(a) 7,770 28,050
Scilex Holding Co.* 6,009 5,127
scPharmaceuticals, Inc.*(a) 2,733 12,216
SIGA Technologies, Inc.(a) 4,443 39,009
Supernus Pharmaceuticals,
Inc.* 4,399 132,410
Taro Pharmaceutical Industries
Ltd.* 774 32,879
Tarsus Pharmaceuticals,
Inc.*(a) 2,612 82,095
Terns Pharmaceuticals, Inc.* 4,055 20,478
Theravance Biopharma,
Inc.*(a) 4,475 37,769
Third Harmonic Bio, Inc.*(a) 1,819 20,264
Trevi Therapeutics, Inc.* 3,939 11,541
Ventyx Biosciences, Inc.*(a) 4,428 16,561
Verrica Pharmaceuticals,
Inc.*(a) 1,975 13,756
WaVe Life Sciences Ltd.*(a) 6,628 32,676
Xeris Biopharma Holdings,
Inc.* 11,522 20,163
Zevra Therapeutics, Inc.*(a) 3,282 15,032
3,558,331
Professional Services 2 .5%
Alight, Inc., Class A* 36,302 327,444
ASGN, Inc.* 4,097 395,156
Asure Software, Inc.* 1,830 13,524
Barrett Business Services, Inc. 597 72,536
BlackSky Technology, Inc.,
Class A*(a) 11,187 13,536
CBIZ, Inc.* 4,273 304,152
Conduent, Inc.* 16,082 50,658
CRA International, Inc. 615 89,230
CSG Systems International,
Inc. 2,666 125,942
ExlService Holdings, Inc.* 14,340 415,860
Exponent, Inc. 4,440 408,080
First Advantage Corp.(a) 4,905 79,952
FiscalNote Holdings, Inc.*(a) 5,892 8,013
Forrester Research, Inc.* 1,137 20,682
Franklin Covey Co.*(a) 1,042 40,576
Heidrick & Struggles
International, Inc. 1,849 54,509
HireQuest, Inc.(a) 507 6,500
HireRight Holdings Corp.* 1,409 20,149

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Professional Services
Huron Consulting Group, Inc.* 1,635 152,447
IBEX Holdings Ltd.* 772 10,113
ICF International, Inc. 1,646 237,501
Innodata, Inc.* 2,387 13,940
Insperity, Inc. 3,159 325,156
Kelly Services, Inc., Class A 2,865 65,723
Kforce, Inc.(a) 1,631 100,731
Korn Ferry 4,602 279,433
Legalzoom.com, Inc.* 11,813 141,165
Maximus, Inc. 5,413 434,556
Mistras Group, Inc.* 1,971 17,246
NV5 Global, Inc.*(a) 1,253 116,830
Parsons Corp.* 3,696 290,173
Planet Labs PBC*(a) 14,881 25,149
Resources Connection, Inc.(a) 2,989 33,028
Skillsoft Corp.* 349 2,509
Sterling Check Corp.* 2,499 37,810
TriNet Group, Inc. 2,836 284,649
TrueBlue, Inc.* 2,537 26,436
TTEC Holdings, Inc. 1,893 13,781
Upwork, Inc.* 11,320 132,444
Verra Mobility Corp., Class
A*(a) 12,087 285,011
Willdan Group, Inc.* 1,086 30,614
5,502,944
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.* 278 3,831
Anywhere Real Estate, Inc.* 9,109 44,270
Compass, Inc., Class A*(a) 24,394 76,841
Cushman & Wakefield plc* 14,864 143,438
DigitalBridge Group, Inc. 14,294 234,993
Douglas Elliman, Inc.* 7,243 9,850
eXp World Holdings, Inc.(a) 6,547 65,208
Forestar Group, Inc.* 1,529 47,384
FRP Holdings, Inc.* 1,036 31,401
Kennedy-Wilson Holdings, Inc. 10,488 90,092
Marcus & Millichap, Inc. 2,111 66,855
Maui Land & Pineapple Co.,
Inc.* 714 13,909
Newmark Group, Inc., Class A 11,833 113,242
Opendoor Technologies, Inc.* 49,144 97,797
RE/MAX Holdings, Inc., Class
A 1,632 11,457
Redfin Corp.*(a) 10,013 56,173
RMR Group, Inc. (The), Class
A 1,446 34,299
St Joe Co. (The) 2,986 170,799
Star Holdings* 1,243 14,779
Stratus Properties, Inc.* 455 10,319
Tejon Ranch Co.*(a) 1,700 28,526
Transcontinental Realty
Investors, Inc.*(a) 160 4,584
1,370,047
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A* 13,214 105,712
BRT Apartments Corp. 1,127 20,218
Centerspace 1,382 92,940
Clipper Realty, Inc. 1,519 6,380
Elme Communities 8,026 121,674
Common Stocks
Shares Value ($)
Residential REITs
Independence Realty Trust,
Inc. 20,180 318,239
NexPoint Residential Trust,
Inc. 2,113 72,349
UMH Properties, Inc. 5,133 81,717
Veris Residential, Inc. 7,062 101,763
920,992
Retail REITs 1 .2%
Acadia Realty Trust 8,937 154,431
Alexander's, Inc. 191 40,408
CBL & Associates Properties,
Inc. 2,306 50,155
Getty Realty Corp. 4,245 115,040
InvenTrust Properties Corp. 6,119 155,055
Kite Realty Group Trust 19,188 418,298
Macerich Co. (The) 19,320 265,843
NETSTREIT Corp. 6,207 104,588
Phillips Edison & Co., Inc. 10,614 347,078
Retail Opportunity Investments
Corp. 11,218 137,645
Saul Centers, Inc. 1,049 38,194
SITE Centers Corp. 16,948 228,629
Tanger, Inc. 9,143 259,204
Urban Edge Properties 10,108 169,107
Whitestone REIT 4,399 50,589
2,534,264
Semiconductors & Semiconductor Equipment 3 .0%
ACM Research, Inc., Class A* 4,310 109,991
Aehr Test Systems*(a) 2,448 29,327
Alpha & Omega
Semiconductor Ltd.* 1,999 43,718
Ambarella, Inc.* 3,440 158,137
Amkor Technology, Inc. 9,930 321,236
Atomera, Inc.*(a) 1,434 6,654
Axcelis Technologies, Inc.* 2,864 296,481
CEVA, Inc.* 2,013 40,804
Cohu, Inc.* 4,207 127,556
Credo Technology Group
Holding Ltd.* 10,994 196,463
Diodes, Inc.* 3,966 289,558
FormFactor, Inc.* 6,772 301,964
Ichor Holdings Ltd.* 2,484 96,330
Impinj, Inc.* 2,086 332,467
indie Semiconductor, Inc.,
Class A* 12,871 72,335
inTEST Corp.* 1,016 11,450
Kulicke & Soffa Industries, Inc. 4,967 229,873
MACOM Technology Solutions
Holdings, Inc.* 4,874 496,904
Maxeon Solar Technologies
Ltd.* 2,836 5,530
MaxLinear, Inc., Class A* 6,751 140,353
Navitas Semiconductor Corp.,
Class A*(a) 9,660 41,828
NVE Corp. 361 29,385
Onto Innovation, Inc.* 4,317 800,760
PDF Solutions, Inc.*(a) 2,735 82,269
Photronics, Inc.* 5,474 150,042
Power Integrations, Inc. 4,990 332,933
Rambus, Inc.* 9,512 521,448
Semtech Corp.*(a) 5,654 212,703

98 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Silicon Laboratories, Inc.* 2,792 339,200
SiTime Corp.* 1,566 139,562
SkyWater Technology, Inc.* 1,889 19,381
SMART Global Holdings,
Inc.*(a) 4,557 83,256
Synaptics, Inc.* 3,484 313,421
Transphorm, Inc.* 2,324 11,155
Ultra Clean Holdings, Inc.* 3,948 165,145
Veeco Instruments, Inc.* 4,566 161,362
6,710,981
Software 6 .0%
8x8, Inc.*(a) 10,793 23,853
A10 Networks, Inc. 6,173 80,619
ACI Worldwide, Inc.* 9,533 325,075
Adeia, Inc. 9,349 91,994
Agilysys, Inc.* 1,771 147,082
Alarm.com Holdings, Inc.* 4,221 280,696
Alkami Technology, Inc.*(a) 3,588 86,363
Altair Engineering, Inc., Class
A*(a) 4,814 387,286
American Software, Inc., Class
A 2,711 27,408
Amplitude, Inc., Class A* 5,801 56,792
Appfolio, Inc., Class A* 1,708 387,340
Appian Corp., Class A* 3,591 134,447
Asana, Inc., Class A*(a) 7,218 107,332
Aurora Innovation, Inc., Class
A*(a) 32,084 89,033
AvePoint, Inc.* 12,869 99,992
Bit Digital, Inc.*(a) 6,965 14,174
Blackbaud, Inc.*(a) 3,876 302,018
BlackLine, Inc.* 5,055 293,443
Box, Inc., Class A* 12,534 326,135
Braze, Inc., Class A* 4,768 199,779
C3.ai, Inc., Class A*(a) 7,264 163,658
Cerence, Inc.* 3,482 31,721
Cipher Mining, Inc.*(a) 3,519 13,091
Cleanspark, Inc.*(a) 17,070 279,607
Clear Secure, Inc., Class A 7,217 126,081
CommVault Systems, Inc.* 3,947 404,449
Consensus Cloud Solutions,
Inc.* 1,600 18,624
CoreCard Corp.*(a) 685 8,206
CS Disco, Inc.* 2,101 15,863
Daily Journal Corp.*(a) 125 41,900
Digimarc Corp.*(a) 1,247 26,362
Digital Turbine, Inc.* 8,185 15,633
Domo, Inc., Class B* 3,041 22,899
E2open Parent Holdings,
Inc.*(a) 15,828 76,766
eGain Corp.* 1,132 7,030
Enfusion, Inc., Class A* 3,474 32,343
Envestnet, Inc.*(a) 4,426 274,722
Everbridge, Inc.* 3,640 126,490
EverCommerce, Inc.*(a) 2,238 20,142
Expensify, Inc., Class A* 5,227 8,363
Freshworks, Inc., Class A* 14,437 257,700
Instructure Holdings, Inc.* 1,705 32,617
Intapp, Inc.*(a) 3,496 108,096
InterDigital, Inc.(a) 2,279 225,006
Jamf Holding Corp.*(a) 6,181 120,344
Common Stocks
Shares Value ($)
Software
Kaltura, Inc.* 7,855 9,662
LivePerson, Inc.* 7,124 3,568
LiveRamp Holdings, Inc.* 5,699 182,995
Marathon Digital Holdings,
Inc.*(a) 19,817 318,261
Matterport, Inc.* 23,744 109,222
MeridianLink, Inc.* 2,099 35,011
MicroStrategy, Inc., Class
A*(a) 1,312 1,397,319
Mitek Systems, Inc.*(a) 3,977 50,230
Model N, Inc.* 3,344 99,150
N-able, Inc.* 6,253 76,662
NextNav, Inc.*(a) 4,428 40,339
Olo, Inc., Class A* 8,700 41,760
ON24, Inc. 3,071 20,238
OneSpan, Inc.* 3,599 38,941
PagerDuty, Inc.*(a) 7,766 155,009
PowerSchool Holdings, Inc.,
Class A*(a) 5,008 86,739
Progress Software Corp. 3,812 189,914
PROS Holdings, Inc.* 3,906 127,921
Q2 Holdings, Inc.*(a) 4,996 256,744
Qualys, Inc.* 3,290 539,264
Rapid7, Inc.*(a) 5,335 239,008
Red Violet, Inc.*(a) 1,059 17,770
Rimini Street, Inc.* 4,202 11,177
Riot Platforms, Inc.*(a) 17,641 178,351
Sapiens International Corp.
NV 2,729 84,053
SEMrush Holdings, Inc., Class
A*(a) 2,966 36,304
SolarWinds Corp. 4,330 47,717
SoundHound AI, Inc., Class
A*(a) 12,102 51,312
SoundThinking, Inc.* 841 11,236
Sprinklr, Inc., Class A*(a) 9,106 106,449
Sprout Social, Inc., Class A* 4,284 216,128
SPS Commerce, Inc.* 3,249 564,904
Tenable Holdings, Inc.* 10,303 463,326
Terawulf, Inc.* 12,308 26,708
Varonis Systems, Inc., Class
B* 9,650 422,187
Verint Systems, Inc.* 5,408 163,754
Veritone, Inc.* 2,716 8,881
Viant Technology, Inc., Class
A* 1,092 9,599
Weave Communications, Inc.* 3,267 34,924
Workiva, Inc., Class A* 4,411 347,587
Xperi, Inc.* 3,978 41,809
Yext, Inc.* 9,766 53,615
Zeta Global Holdings Corp.,
Class A* 12,705 157,034
Zuora, Inc., Class A* 11,864 116,979
13,108,335
Specialized REITs 0 .4%
Farmland Partners, Inc. 4,018 43,234
Four Corners Property Trust,
Inc. 8,207 192,454
Gladstone Land Corp. 3,282 41,616
Outfront Media, Inc. 12,927 205,022
PotlatchDeltic Corp. 7,021 280,910

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Specialized REITs
Safehold, Inc. 4,486 81,825
Uniti Group, Inc. 21,171 121,733
966,794
Specialty Retail 2 .7%
1-800-Flowers.com, Inc.,
Class A* 1,982 17,977
Aaron's Co., Inc. (The) 2,877 19,880
Abercrombie & Fitch Co.,
Class A* 4,330 526,182
Academy Sports & Outdoors,
Inc. 6,443 375,627
American Eagle Outfitters, Inc. 16,012 388,451
America's Car-Mart, Inc.* 479 27,418
Arko Corp. 7,042 30,281
Asbury Automotive Group,
Inc.*(a) 1,834 385,580
BARK, Inc.*(a) 10,233 11,256
Beyond, Inc.* 3,924 78,990
Big 5 Sporting Goods Corp. 1,973 6,984
Boot Barn Holdings, Inc.*(a) 2,668 284,062
Buckle, Inc. (The)(a) 2,611 97,625
Build-A-Bear Workshop, Inc. 1,190 35,890
Caleres, Inc.(a) 3,094 113,952
Camping World Holdings, Inc.,
Class A(a) 3,696 74,918
CarParts.com, Inc.* 4,490 5,523
Carvana Co., Class A* 9,121 756,313
Cato Corp. (The), Class A 802 3,866
Children's Place, Inc. (The)* 1,028 7,155
Designer Brands, Inc., Class
A(a) 3,900 36,231
Destination XL Group, Inc.* 4,781 15,347
Duluth Holdings, Inc., Class B* 1,128 4,749
Envela Corp.* 876 3,758
EVgo, Inc., Class A*(a) 9,472 17,144
Foot Locker, Inc. 7,275 151,684
Genesco, Inc.* 1,036 26,221
Group 1 Automotive, Inc.(a) 1,200 352,824
GrowGeneration Corp.* 5,296 15,835
Guess?, Inc. 2,586 69,253
Haverty Furniture Cos., Inc. 1,344 41,395
Hibbett, Inc. 999 86,154
J Jill, Inc.* 431 10,740
Lands' End, Inc.* 1,408 19,261
Lazydays Holdings, Inc.* 334 1,182
Leslie's, Inc.*(a) 15,654 61,520
MarineMax, Inc.* 1,776 43,814
Monro, Inc.(a) 2,554 69,596
National Vision Holdings, Inc.* 6,918 120,512
ODP Corp. (The)* 2,776 141,326
OneWater Marine, Inc., Class
A*(a) 1,039 21,518
PetMed Express, Inc. 1,978 7,813
Rent the Runway, Inc., Class
A* 271 2,751
Revolve Group, Inc., Class
A*(a) 3,383 67,356
Sally Beauty Holdings, Inc.* 9,754 105,831
Shoe Carnival, Inc.(a) 1,575 52,668
Signet Jewelers Ltd.(a) 3,853 377,710
Sleep Number Corp.* 2,022 26,913
Common Stocks
Shares Value ($)
Specialty Retail
Sonic Automotive, Inc., Class
A(a) 1,353 78,258
Sportsman's Warehouse
Holdings, Inc.* 2,986 9,555
Stitch Fix, Inc., Class A* 7,702 16,328
ThredUp, Inc., Class A*(a) 5,808 9,293
Tile Shop Holdings, Inc.* 2,459 16,524
Tilly's, Inc., Class A* 1,371 8,322
Torrid Holdings, Inc.*(a) 489 2,479
Upbound Group, Inc. 4,695 145,592
Urban Outfitters, Inc.* 5,677 221,176
Warby Parker, Inc., Class A* 7,669 90,034
Winmark Corp.(a) 255 91,627
Zumiez, Inc.* 1,500 25,800
5,914,024
Technology Hardware, Storage & Peripherals 1 .9%
CompoSecure, Inc., Class
A*(a) 1,556 10,814
Corsair Gaming, Inc.* 3,473 38,550
CPI Card Group, Inc.*(a) 403 6,952
Eastman Kodak Co.* 5,475 24,638
Immersion Corp. 2,817 20,480
Intevac, Inc.*(a) 2,415 10,215
IonQ, Inc.*(a) 14,415 123,248
Super Micro Computer, Inc.* 4,494 3,859,446
Turtle Beach Corp.* 1,441 20,318
Xerox Holdings Corp. 10,243 136,130
4,250,791
Textiles, Apparel & Luxury Goods 0 .5%
Allbirds, Inc., Class A* 8,239 4,971
Figs, Inc., Class A*(a) 11,464 58,581
Fossil Group, Inc.* 8,020 6,238
G-III Apparel Group Ltd.* 3,651 102,776
Hanesbrands, Inc.* 30,680 139,901
Kontoor Brands, Inc. 4,974 308,686
Movado Group, Inc. 1,414 36,015
Oxford Industries, Inc.(a) 1,341 144,533
Rocky Brands, Inc. 588 15,153
Steven Madden Ltd. 6,430 259,836
Vera Bradley, Inc.*(a) 2,482 16,356
Wolverine World Wide, Inc. 6,610 70,991
1,164,037
Tobacco 0 .1%
Ispire Technology, Inc.* 1,515 7,833
Turning Point Brands, Inc. 1,397 40,289
Universal Corp. 2,120 109,032
Vector Group Ltd. 12,858 133,080
290,234
Trading Companies & Distributors 2 .1%
Alta Equipment Group, Inc. 1,843 20,476
Applied Industrial
Technologies, Inc. 3,426 627,814
Beacon Roofing Supply, Inc.* 5,552 547,039
BlueLinx Holdings, Inc.* 768 84,227
Boise Cascade Co. 3,495 462,284
Custom Truck One Source,
Inc.*(a) 4,608 22,994
Distribution Solutions Group,
Inc.* 800 26,376
DNOW, Inc.* 9,262 130,687

100 - Statement of Investments - April 30, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
DXP Enterprises, Inc.* 1,110 54,124
EVI Industries, Inc.(a) 449 9,213
FTAI Aviation Ltd. 8,851 621,429
GATX Corp. 3,156 386,168
Global Industrial Co. 1,094 42,130
GMS, Inc.* 3,548 328,261
H&E Equipment Services, Inc. 2,820 136,178
Herc Holdings, Inc. 2,491 356,288
Hudson Technologies, Inc.* 3,949 39,174
Karat Packaging, Inc. 665 18,021
McGrath RentCorp 2,196 234,225
MRC Global, Inc.* 7,286 81,822
Rush Enterprises, Inc., Class A 5,364 235,587
Rush Enterprises, Inc., Class
B 915 37,432
Titan Machinery, Inc.* 1,946 43,318
Transcat, Inc.* 695 74,622
Willis Lease Finance Corp.* 268 13,027
Xometry, Inc., Class A*(a) 2,978 53,217
4,686,133
Water Utilities 0 .4%
American States Water Co. 3,293 233,276
Artesian Resources Corp.,
Class A 798 27,914
Cadiz, Inc.* 3,838 8,750
California Water Service
Group 5,067 248,891
Consolidated Water Co. Ltd. 1,424 36,241
Global Water Resources, Inc. 791 9,682
Middlesex Water Co. 1,619 82,116
Pure Cycle Corp.* 1,661 15,846
SJW Group 2,766 150,609
York Water Co. (The) 1,187 42,150
855,475
Wireless Telecommunication Services 0 .1%
Gogo, Inc.* 5,579 50,546
Spok Holdings, Inc. 1,682 25,987
Telephone & Data Systems,
Inc. 8,854 138,565
215,098
Total Common Stocks
(cost $180,736,412) 218,357,631
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Total Rights
(cost $3,781) 0
Repurchase Agreements 5 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $2,074,275,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
5/15/2024 - 2/15/2054;
total market value
$2,115,760.(b)(c) 2,073,968 2,073,968
Nomura Securities
International, Inc.,
5.30%, dated 4/30/2024,
due 5/1/2024, repurchase
price $1,000,148,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 6.88%, maturing
10/31/2024 - 6/30/2030;
total market value
$1,020,523.(b)(c) 1,000,000 1,000,000
Santander US Capital
Markets,
5.31%, dated 4/30/2024,
due 5/1/2024, repurchase
price $8,001,180,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 4.13%, maturing
10/15/2028 - 3/31/2031;
total market value
$8,161,204.(b)(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $11,073,968) 11,073,968
Total Investments
(cost $191,845,988) — 104.1% 229,449,701
Liabilities in excess of other assets — (4.1)% (9,080,747)
NET ASSETS — 100.0%
$ 220,368,954
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
April 30, 2024. The total value of securities on loan as of
April 30, 2024 was $33,977,821, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $11,073,968 and by $25,053,122 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 5/7/2024 – 2/15/2054, a total value of $36,127,090.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of April 30, 2024 was $11,073,968.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights

Nationwide Small Cap Index Fund - April 30, 2024 (Unaudited) - Statement of Investments - 101
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of April 30, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 225 6/2024 USD 2,233,800 (89,900)
Net contracts (89,900)
As of April 30, 2024, the Fund had $164,600 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 267,007,071
Repurchase agreements, at value 11,407,553
Cash 14,269,375
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 2,017,271
Security lending income receivable 3,058
Receivable for investments sold 1,445,205
Receivable for capital shares issued 162,716
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 17,114
Prepaid expenses 35,998
Total Assets 296,365,361
Liabilities:
Payable for investments purchased 15,257,546
Distributions payable 87,287
Payable for capital shares redeemed 319,717
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 11,407,553
Accrued expenses and other payables:
Investment advisory fees 41,267
Fund administration fees 30,336
Distribution fees 50,967
Administrative servicing fees 71,264
Accounting and transfer agent fees 22,383
Trustee fees 737
Custodian fees 7,012
Compliance program costs (Note 3) 87
Professional fees 14,667
Printing fees 17,140
Other 6,320
Total Liabilities 27,334,283
Net Assets $ 269,031,078
* Includes value of securities on loan (Note 2) 18,667,772
Cost of investment securities 300,844,176
Cost of repurchase agreements 11,407,553
Cost of foreign currencies —
Represented by:
Capital $ 308,924,625
Total distributable earnings (loss) (39,893,547)
Net Assets $ 269,031,078

Index Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 103
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 941,808,855 $ 575,438,486 $ 653,587,684 $ 1,417,857,342 $ 218,375,733
14,733,269 8,511,458 7,357,485 3,168,524 11,073,968
1,812,676 3,735,057 3,360,429 11,531,773 2,099,024
469,348 213,789 546,000 551,502 145,815
2,453,171 — — — —
3,877,571 208,456 178,093 900,671 74,212
19,103 8,719 4,898 5,931 24,594
— — — — —
156,231 60,096 312,482 1,159,307 85,170
5,853,296 — 27,902 — —
28,988 — — — 3,984
52,883 48,533 33,911 69,024 45,013
971,265,391 588,224,594 665,408,884 1,435,244,074 231,927,513
— — — — 28,655
— — — — —
533,451 438,684 303,995 1,560,933 162,340
34,198 73,489 73,260 181,536 43,895
14,733,269 8,511,458 7,357,485 3,168,524 11,073,968
194,381 90,050 120,257 148,824 31,505
55,649 42,631 42,667 67,685 28,735
82,823 54,663 83,015 151,956 38,369
65,540 115,632 90,281 450,772 78,950
3,984 4,160 12,102 6,616 2,842
2,466 1,565 1,640 3,528 675
36,566 10,568 13,396 9,767 3,138
323 202 195 441 75
9,077 11,781 10,042 11,092 11,517
36,603 20,723 48,339 29,674 15,999
41,094 60,216 2,420 38,174 37,896
15,829,424 9,435,822 8,159,094 5,829,522 11,558,559
$ 955,435,967 $ 578,788,772 $ 657,249,790 $ 1,429,414,552 $ 220,368,954
20,501,887 48,499,627 18,501,326 44,408,157 33,977,821
542,503,546 384,776,912 157,817,983 662,783,174 180,772,020
14,733,269 8,511,458 7,357,485 3,168,524 11,073,968
2,456,934 — — — —
$ 690,705,934 $ 350,266,523 $ 140,805,660 $ 672,855,037 $ 185,855,220
264,730,033 228,522,249 516,444,130 756,559,515 34,513,734
$ 955,435,967 $ 578,788,772 $ 657,249,790 $ 1,429,414,552 $ 220,368,954

104 - Statements of Assets and Liabilities - April 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 246,411,373
Class R Shares —
Class R6 Shares 17,182,837
Institutional Service Class Shares 5,436,868
Service Class Shares —
Total $ 269,031,078
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 26,581,705
Class R Shares —
Class R6 Shares 1,857,193
Institutional Service Class Shares 587,712
Service Class Shares —
Total 29,026,610
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .27 (a)
Class R Shares $ —
Class R6 Shares $ 9 .25
Institutional Service Class Shares $ 9 .25
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .48
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Index Funds - April 30, 2024 (Unaudited) - Statements of Assets and Liabilities - 105
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 343,428,873 $ 223,818,564 $ 396,759,245 $ 186,598,890 $ 136,812,496
28,181,923 18,118,203 — 192,971,742 22,917,724
556,506,867 320,962,094 28,222,904 250,277,711 53,852,870
27,318,304 15,889,911 232,267,641 539,861,508 6,785,864
— — — 259,704,701 —
$ 955,435,967 $ 578,788,772 $ 657,249,790 $ 1,429,414,552 $ 220,368,954
39,122,096 13,837,604 3,398,530 7,829,344 12,626,731
3,221,279 1,151,189 — 8,150,383 2,173,663
62,844,188 19,260,097 238,443 10,376,837 4,790,954
3,091,929 953,783 1,960,757 22,461,823 604,563
— — — 10,881,188 —
108,279,492 35,202,673 5,597,730 59,699,575 20,195,911
$ 8 .78 (b) $ 16 .17 (b) $ 116 .74 (b) $ 23 .83 (b) $ 10 .84 (b)
$ 8 .75 $ 15 .74 $ — $ 23 .68 $ 10 .54
$ 8 .86 $ 16 .66 $ 118 .36 $ 24 .12 $ 11 .24
$ 8 .84 $ 16 .66 $ 118 .46 $ 24 .03 $ 11 .22
$ — $ — $ — $ 23 .87 $ —
$ 9 .32 $ 17 .16 $ 123 .86 $ 25 .28 $ 11 .50
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

106 - Statements of Operations - For the Six Months Ended April 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 4,960,794
Income from securities lending (Note 2) 12,200
Foreign tax withholding —
Dividend income —
Total Income 4,972,994
EXPENSES:
Investment advisory fees 256,369
Fund administration fees 59,835
Distribution fees Class A 313,349
Distribution fees Class C(a) 659
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 213,120
Administrative servicing fees Class C(a) 33
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 7,444
Administrative servicing fees Service Class —
Registration and filing fees 33,271
Professional fees 25,018
Printing fees 2,205
Trustee fees 5,075
Custodian fees 308
Accounting and transfer agent fees 30,260
Compliance program costs (Note 3) 597
Index licensing fee —
Other 1,118
Total expenses before fees waived and expenses reimbursed 948,661
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (109,089)
Net Expenses 839,572
NET INVESTMENT INCOME 4,133,422
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (668,113)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) (668,113)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 8,784,855
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 8,784,855
Net realized/unrealized gains (losses) 8,116,742
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 12,250,164
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - For the Six Months Ended April 30, 2024 (Unaudited) - Statements of Operations - 107
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 36,241 $ 66,029 $ 85,333 $ 289,441 $ 49,496
56,870 47,708 27,324 49,396 150,037
(1,459,094) — (72,541) (2,675) (2,844)
15,378,705 4,940,871 3,546,154 10,587,369 1,768,155
14,012,722 5,054,608 3,586,270 10,923,531 1,964,844
1,159,572 570,442 714,047 861,959 210,798
145,427 100,662 106,497 199,140 53,015
416,207 272,616 461,590 198,109 170,596
2,690 17,957 124,279 118,385 8,426
70,795 44,553 — 454,984 57,947
— — — 189,491 —
249,769 185,413 175,971 127,740 116,027
511 1,975 8,703 4,737 843
35,404 22,281 — 227,534 28,979
33,707 18,120 134,226 653,838 8,332
— — — 315,877 —
35,135 36,195 34,138 43,329 37,402
39,915 21,186 21,215 31,938 17,776
13,719 7,483 19,994 17,079 2,003
17,354 10,897 11,587 24,733 4,048
43,932 16,773 6,748 23,542 3,555
22,042 12,295 37,259 20,407 8,606
2,033 1,273 1,379 2,931 484
53,913 5,993 — 31,483 —
30,309 6,311 9,210 6,003 1,689
2,372,434 1,352,425 1,866,843 3,553,239 730,526
— (29,258) — — (22,187)
(188,766) — — — (28,330)
2,183,668 1,323,167 1,866,843 3,553,239 680,009
11,829,054 3,731,441 1,719,427 7,370,292 1,284,835
16,443,531 43,261,179 25,132,193 4,369,167 (880,593)
761,701 292,523 726,123 1,942,378 497,434
(109,645) — — — —
17,095,587 43,553,702 25,858,316 6,311,545 (383,159)
112,925,786 66,229,904 107,773,850 233,443,952 36,665,737
230,429 150,734 (12,135) (58,566) (82,886)
(69,262) — — — —
113,086,953 66,380,638 107,761,715 233,385,386 36,582,851
130,182,540 109,934,340 133,620,031 239,696,931 36,199,692
$ 142,011,594 $ 113,665,781 $ 135,339,458 $ 247,067,223 $ 37,484,527

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 4,133,422 $ 6,809,561
Net realized gains (losses) (668,113) (3,150,166)
Net change in unrealized appreciation/depreciation 8,784,855 (5,007,063)
Change in net assets resulting from operations 12,250,164 (1,347,668)
Distributions to Shareholders From:
Distributable earnings:
Class A (3,748,457) (6,220,182)
Class C(a) (1,538) (6,378)
Class R — —
Class R6 (347,263) (565,240)
Institutional Service Class (94,303) (181,211)
Change in net assets from shareholder distributions (4,191,561) (6,973,011)
Change in net assets from capital transactions (1,096,603) 34,494,993
Change in net assets 6,962,000 26,174,314
Net Assets:
Beginning of period 262,069,078 235,894,764
End of period $ 269,031,078 $ 262,069,078
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 25,225,854 $ 74,619,980
Proceeds from shares issued from class conversion (Note 1)(a) — 1,255
Dividends reinvested 3,229,116 5,291,376
Cost of shares redeemed (26,505,055) (45,667,434)
Total Class A Shares 1,949,915 34,245,177
Class C Shares
Proceeds from shares issued — 28,310
Dividends reinvested 1,423 6,253
Cost of shares redeemed in class conversion (Note 1)(a) — (1,255)
Cost of shares redeemed (275,348) (172,080)
Total Class C Shares (273,925) (138,772)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 6,443,616 5,467,505
Dividends reinvested 345,938 563,919
Cost of shares redeemed (9,009,862) (3,471,823)
Total Class R6 Shares (2,220,308) 2,559,601
Institutional Service Class Shares
Proceeds from shares issued 1,185,825 2,071,880
Dividends reinvested 93,982 181,211
Cost of shares redeemed (1,832,092) (4,424,104)
Total Institutional Service Class Shares (552,285) (2,171,013)
Change in net assets from capital transactions $ (1,096,603) $ 34,494,993

Index Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 109
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 11,829,054 $ 27,320,754 $ 3,731,441 $ 7,652,405
17,095,587 9,414,916 43,553,702 34,054,186
113,086,953 104,452,414 66,380,638 (44,964,544)
142,011,594 141,188,084 113,665,781 (3,257,953)
(5,162,817) (5,791,802) (13,132,220) (19,706,285)
(19,567) (15,825) (448,723) (715,919)
(408,572) (372,395) (1,093,049) (1,543,483)
(8,913,566) (14,963,994) (20,644,502) (35,394,701)
(421,306) (498,080) (947,348) (1,307,078)
(14,925,828) (21,642,096) (36,265,842) (58,667,466)
(71,675,339) (105,491,547) (76,774,363) (28,391,013)
55,410,427 14,054,441 625,576 (90,316,432)
900,025,540 885,971,099 578,163,196 668,479,628
$ 955,435,967 $ 900,025,540 $ 578,788,772 $ 578,163,196
$ 50,932,519 $ 127,759,944 $ 14,469,261 $ 21,347,453
1,655 72,741 450 34,484
4,992,997 5,611,454 12,619,401 18,505,026
(18,623,867) (145,163,898) (19,737,803) (59,283,588)
37,303,304 (11,719,759) 7,351,309 (19,396,625)
39,004 245,752 31,412 515,020
19,567 15,825 448,600 715,902
(1,655) (72,741) (450) (34,484)
(1,463,703) (642,036) (7,124,814) (2,066,506)
(1,406,787) (453,200) (6,645,252) (870,068)
3,565,964 6,985,124 1,609,912 3,812,758
408,572 372,258 1,080,019 1,528,526
(4,365,010) (7,106,657) (2,616,052) (5,846,315)
(390,474) 250,725 73,879 (505,031)
12,680,593 94,129,935 5,894,203 30,690,742
8,910,392 14,960,028 20,264,222 34,840,116
(129,875,464) (210,987,274) (103,619,156) (73,220,080)
(108,284,479) (101,897,311) (77,460,731) (7,689,222)
4,069,642 21,249,630 1,017,543 1,535,831
416,763 492,409 947,348 1,307,078
(3,383,308) (13,414,041) (2,058,459) (2,772,976)
1,103,097 8,327,998 (93,568) 69,933
$ (71,675,339) $ (105,491,547) $ (76,774,363) $ (28,391,013)

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 2,673,882 7,849,563
Issued in class conversion (Note 1)(a) — 132
Reinvested 339,962 557,835
Redeemed (2,797,411) (4,788,958)
Total Class A Shares 216,433 3,618,572
Class C Shares
Issued — 2,907
Reinvested 149 658
Redeemed in class conversion (Note 1)(a) — (132)
Redeemed (28,828) (17,845)
Total Class C Shares (28,679) (14,412)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 679,373 577,071
Reinvested 36,457 59,559
Redeemed (948,428) (365,202)
Total Class R6 Shares (232,598) 271,428
Institutional Service Class Shares
Issued 125,662 217,983
Reinvested 9,911 19,119
Redeemed (194,732) (459,850)
Total Institutional Service Class Shares (59,159) (222,748)
Total change in shares (104,003) 3,652,840
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 111
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
6,144,863 15,879,950 912,738 1,397,590
207 8,974 29 2,181
595,823 688,433 816,608 1,265,787
(2,163,114) (17,610,242) (1,240,587) (3,888,719)
4,577,779 (1,032,885) 488,788 (1,223,161)
5,170 33,232 2,335 38,532
2,531 2,074 33,985 56,735
(224) (9,722) (34) (2,527)
(187,899) (85,083) (528,510) (156,761)
(180,422) (59,499) (492,224) (64,021)
416,025 870,579 104,833 252,406
48,872 45,519 71,762 107,195
(501,537) (877,504) (170,961) (393,627)
(36,640) 38,594 5,634 (34,026)
1,468,267 11,546,778 367,157 1,997,827
1,055,734 1,833,584 1,272,013 2,317,282
(15,910,186) (26,003,559) (6,612,666) (4,588,196)
(13,386,185) (12,623,197) (4,973,496) (273,087)
477,007 2,638,995 61,882 97,888
49,438 59,899 59,501 86,973
(383,006) (1,633,792) (125,159) (174,964)
143,439 1,065,102 (3,776) 9,897
(8,882,029) (12,611,885) (4,975,074) (1,584,398)

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 1,719,427 $ 3,197,400
Net realized gains (losses) 25,858,316 34,708,272
Net change in unrealized appreciation/depreciation 107,761,715 33,712,874
Change in net assets resulting from operations 135,339,458 71,618,546
Distributions to Shareholders From:
Distributable earnings:
Class A (19,277,921) (43,000,341)
Class C(a) (2,967,749) (8,434,539)
Class R — —
Class R6 (1,565,103) (3,599,299)
Institutional Service Class (12,141,554) (27,056,042)
Service Class — —
Change in net assets from shareholder distributions (35,952,327) (82,090,221)
Change in net assets from capital transactions 1,081,834 35,160,065
Change in net assets 100,468,965 24,688,390
Net Assets:
Beginning of period 556,780,825 532,092,435
End of period $ 657,249,790 $ 556,780,825

Index Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 113
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 7,370,292 $ 14,052,745 $ 1,284,835 $ 2,479,167
6,311,545 2,893,549 (383,159) (226,353)
233,385,386 92,632,325 36,582,851 (21,986,903)
247,067,223 109,578,619 37,484,527 (19,734,089)
(910,785) (1,834,735) (784,269) (2,248,502)
(170,328) (411,923) (15,521) (43,357)
(815,012) (1,695,383) (123,683) (323,580)
(1,924,016) (4,359,001) (395,951) (1,100,743)
(3,550,494) (6,972,106) (42,770) (126,895)
(1,556,253) (3,476,852) — —
(8,926,888) (18,750,000) (1,362,194) (3,843,077)
(4,612,076) (5,212,414) (8,683,489) (9,199,872)
233,528,259 85,616,205 27,438,844 (32,777,038)
1,195,886,293 1,110,270,088 192,930,110 225,707,148
$ 1,429,414,552 $ 1,195,886,293 $ 220,368,954 $ 192,930,110

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 62,498,207 $ 27,000,876
Proceeds from shares issued from class conversion (Note 1)(a) 96,934 286,131
Dividends reinvested 18,719,832 41,614,070
Cost of shares redeemed (34,414,453) (49,389,578)
Total Class A Shares 46,900,520 19,511,499
Class C Shares
Proceeds from shares issued 471,813 2,500,522
Dividends reinvested 2,947,027 8,361,658
Cost of shares redeemed in class conversion (Note 1)(a) (96,934) (286,131)
Cost of shares redeemed (51,012,076) (17,817,314)
Total Class C Shares (47,690,170) (7,241,265)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 2,651,516 4,622,809
Dividends reinvested 1,565,103 3,599,299
Cost of shares redeemed (5,168,518) (6,605,996)
Total Class R6 Shares (951,899) 1,616,112
Institutional Service Class Shares
Proceeds from shares issued 29,765,813 44,115,073
Dividends reinvested 11,709,163 26,109,754
Cost of shares redeemed (38,651,593) (48,951,108)
Total Institutional Service Class Shares 2,823,383 21,273,719
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ 1,081,834 $ 35,160,065

Index Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 115
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
$ 55,528,441 $ 17,567,606 $ 10,790,182 $ 23,087,248
80,192 208,465 850 43,207
828,233 1,670,720 766,475 2,154,874
(14,562,490) (21,985,689) (13,679,360) (30,362,077)
41,874,376 (2,538,898) (2,121,853) (5,076,748)
250,111 3,118,469 15,727 175,104
168,105 409,655 15,521 43,329
(80,192) (208,465) (850) (43,207)
(46,928,433) (10,401,381) (3,342,465) (466,138)
(46,590,409) (7,081,722) (3,312,067) (290,912)
23,591,110 40,374,786 2,849,877 5,209,859
815,012 1,694,973 123,683 323,580
(17,331,097) (27,328,818) (3,981,299) (5,910,960)
7,075,025 14,740,941 (1,007,739) (377,521)
21,098,483 45,719,617 3,415,655 9,427,011
1,845,671 4,205,506 390,100 1,094,787
(19,479,011) (83,074,090) (5,970,556) (12,480,824)
3,465,143 (33,148,967) (2,164,801) (1,959,026)
28,958,885 99,131,108 818,306 3,227,795
3,546,093 6,959,561 42,757 126,890
(37,269,458) (61,683,079) (938,092) (4,850,350)
(4,764,480) 44,407,590 (77,029) (1,495,665)
12,646,368 23,077,269 — —
1,556,253 3,476,438 — —
(19,874,352) (48,145,065) — —
(5,671,731) (21,591,358) — —
$ (4,612,076) $ (5,212,414) $ (8,683,489) $ (9,199,872)

The accompanying notes are an integral part of these financial statements.
116 - Statements of Changes in Net Assets - April 30, 2024 (Unaudited) - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 529,944 269,093
Issued in class conversion (Note 1)(a) 856 2,814
Reinvested 171,140 460,428
Redeemed (297,807) (497,397)
Total Class A Shares 404,133 234,938
Class C Shares
Issued 5,177 30,501
Reinvested 32,957 111,481
Redeemed in class conversion (Note 1)(a) (1,041) (3,381)
Redeemed (526,604) (218,929)
Total Class C Shares (489,511) (80,328)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 22,545 44,803
Reinvested 14,083 39,258
Redeemed (45,985) (65,732)
Total Class R6 Shares (9,357) 18,329
Institutional Service Class Shares
Issued 255,561 424,775
Reinvested 105,353 284,678
Redeemed (341,244) (493,745)
Total Institutional Service Class Shares 19,670 215,708
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (75,065) 388,647
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - April 30, 2024 (Unaudited) - Statements of Changes in Net Assets - 117
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
2,350,537 889,362 995,324 2,244,299
3,623 10,567 86 4,152
36,685 87,349 70,578 218,311
(623,503) (1,118,719) (1,265,566) (3,048,801)
1,767,342 (131,441) (199,578) (582,039)
11,902 168,612 1,675 19,408
7,822 22,512 1,597 4,918
(3,746) (10,922) (96) (4,630)
(2,053,895) (545,989) (340,072) (51,837)
(2,037,917) (365,787) (336,896) (32,141)
1,025,587 2,051,782 273,432 532,173
36,905 89,617 11,690 33,729
(758,700) (1,392,154) (380,710) (601,401)
303,792 749,245 (95,588) (35,499)
916,425 2,294,834 309,942 902,637
80,576 216,965 34,498 106,905
(840,818) (4,025,322) (529,239) (1,179,840)
156,183 (1,513,523) (184,799) (170,298)
1,246,370 5,026,470 73,553 297,680
156,003 359,273 3,797 12,436
(1,589,931) (3,090,257) (81,862) (465,539)
(187,558) 2,295,486 (4,512) (155,423)
551,876 1,167,026 — —
69,154 181,874 — —
(866,988) (2,439,475) — —
(245,958) (1,090,575) — —
(244,116) (56,595) (821,373) (975,400)

118 - Financial Highlights - April 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 9.00 $ 0.14 $ 0.27 $ 0.41 $ (0.14) $ — $ (0.14) $ 9.27 4.54% $ 246,411 0.64% 2.95% 0.72% 50.69%
10/31/2023 9.26 0.24 (0.25) (0.01) (0.25) — (0.25) 9.00 (0.24)% 237,236 0.64% 2.55% 0.73% 83.82%
10/31/2022 11.43 0.18 (1.99) (1.81) (0.19) (0.17) (0.36) 9.26 (16.18)% 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
10/31/2020 11.37 0.20 0.39 0.59 (0.22) — (0.22) 11.74 5.23% 252,916 0.65% 1.68% 0.67% 144.76%
10/31/2019 10.51 0.25 0.87 1.12 (0.26) — (0.26) 11.37 10.75% 226,260 0.66% 2.24% 0.67% 98.29%
Class R6 Shares
4/30/2024 (Unaudited) 8.98 0.16 0.27 0.43 (0.16) — (0.16) 9.25 4.76% 17,183 0.22% 3.37% 0.30% 50.69%
10/31/2023 9.24 0.28 (0.25) 0.03 (0.29) — (0.29) 8.98 0.18% 18,767 0.22% 2.97% 0.31% 83.82%
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
10/31/2020 11.35 0.25 0.39 0.64 (0.27) — (0.27) 11.72 5.69% 733,795 0.23% 2.11% 0.25% 144.76%
10/31/2019 10.48 0.29 0.88 1.17 (0.30) — (0.30) 11.35 11.34% 629,550 0.24% 2.66% 0.26% 98.29%
Institutional Service Class Shares
4/30/2024 (Unaudited) 8.98 0.15 0.27 0.42 (0.15) — (0.15) 9.25 4.64% 5,437 0.47% 3.13% 0.55% 50.69%
10/31/2023 9.24 0.26 (0.26) — (0.26) — (0.26) 8.98 (0.07)% 5,808 0.47% 2.69% 0.56% 83.82%
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
10/31/2020 11.35 0.22 0.38 0.60 (0.24) — (0.24) 11.71 5.33% 9,072 0.48% 1.85% 0.50% 144.76%
10/31/2019 10.48 0.26 0.89 1.15 (0.28) — (0.28) 11.35 11.06% 7,394 0.49% 2.40% 0.51% 98.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - April 30, 2024 (Unaudited) - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 7.64 $ 0.10 $ 1.17 $ 1.27 $ (0.13) $ — $ (0.13) $ 8.78 16.73% $ 343,429 0.69% 2.28% 0.73% 5.03%
10/31/2023 6.79 0.20 0.80 1.00 (0.15) — (0.15) 7.64 14.53% 264,077 0.69% 2.50% 0.74% 17.64%
10/31/2022 9.28 0.19 (2.29) (2.10) (0.39) — (0.39) 6.79 (23.43)% 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
10/31/2020 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) 7.09 (6.93)% 166,664 0.75% 1.75% 0.75% 6.80%
10/31/2019 7.57 0.20 0.54 0.74 (0.29) (0.17) (0.46) 7.85 10.47% 191,579 0.74% 2.65% 0.74% 3.75%
Class R Shares
4/30/2024 (Unaudited) 7.63 0.08 1.16 1.24 (0.12) — (0.12) 8.75 16.38% 28,182 1.04% 1.94% 1.08% 5.03%
10/31/2023 6.77 0.17 0.80 0.97 (0.11) — (0.11) 7.63 14.24% 24,843 1.04% 2.09% 1.09% 17.64%
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
10/31/2020 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) 7.06 (7.37)% 21,325 1.05% 1.51% 1.05% 6.80%
10/31/2019 7.55 0.18 0.54 0.72 (0.26) (0.17) (0.43) 7.84 10.29% 10,553 1.04% 2.34% 1.04% 3.75%
Class R6 Shares
4/30/2024 (Unaudited) 7.70 0.11 1.19 1.30 (0.14) — (0.14) 8.86 16.97% 556,507 0.29% 2.66% 0.33% 5.03%
10/31/2023 6.85 0.23 0.80 1.03 (0.18) — (0.18) 7.70 14.95% 587,158 0.29% 2.85% 0.34% 17.64%
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
10/31/2020 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) 7.14 (6.51)% 910,956 0.33% 2.18% 0.33% 6.80%
10/31/2019 7.62 0.23 0.55 0.78 (0.33) (0.17) (0.50) 7.90 11.02% 1,128,271 0.32% 3.02% 0.32% 3.75%
Institutional Service Class Shares
4/30/2024 (Unaudited) 7.69 0.10 1.18 1.28 (0.13) — (0.13) 8.84 16.79% 27,318 0.54% 2.42% 0.58% 5.03%
10/31/2023 6.83 0.23 0.79 1.02 (0.16) — (0.16) 7.69 14.81% 22,675 0.54% 2.84% 0.59% 17.64%
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
10/31/2020 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) 7.13 (6.68)% 6,680 0.49% 2.04% 0.49% 6.80%
10/31/2019 7.61 0.22 0.54 0.76 (0.31) (0.17) (0.48) 7.89 10.78% 7,532 0.49% 2.96% 0.49% 3.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

120 - Financial Highlights - April 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 14.17 $ 0.08 $ 2.91 $ 2.99 $ (0.08) $ (0.91) $ (0.99) $ 16.17 21.46% $ 223,819 0.68% 1.04% 0.69% 9.34%
10/31/2023 15.79 0.14 (0.38) (0.24) (0.15) (1.23) (1.38) 14.17 (1.72)% 189,187 0.68% 0.92% 0.69% 19.08%
10/31/2022 20.33 0.14 (2.35) (2.21) (0.15) (2.18) (2.33) 15.79 (12.10)% 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
10/31/2020 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) 14.17 (1.91)% 212,219 0.67% 0.88% 0.68% 18.95%
10/31/2019 17.09 0.15 0.81 0.96 (0.21) (2.63) (2.84) 15.21 8.25% 273,121 0.67% 1.00% 0.68% 16.22%(g)
Class R Shares
4/30/2024 (Unaudited) 13.82 0.06 2.84 2.90 (0.07) (0.91) (0.98) 15.74 21.31% 18,118 1.01% 0.72% 1.02% 9.34%
10/31/2023 15.44 0.09 (0.37) (0.28) (0.11) (1.23) (1.34) 13.82 (2.08)% 15,834 1.01% 0.60% 1.02% 19.08%
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
10/31/2020 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) 13.91 (2.23)% 14,720 0.99% 0.58% 1.00% 18.95%
10/31/2019 16.85 0.10 0.80 0.90 (0.17) (2.63) (2.80) 14.95 7.96% 20,786 0.99% 0.69% 1.00% 16.22%(g)
Class R6 Shares
4/30/2024 (Unaudited) 14.57 0.12 2.99 3.11 (0.11) (0.91) (1.02) 16.66 21.73% 320,962 0.26% 1.47% 0.27% 9.34%
10/31/2023 16.20 0.21 (0.39) (0.18) (0.22) (1.23) (1.45) 14.57 (1.32)% 353,176 0.26% 1.34% 0.27% 19.08%
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
10/31/2020 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) 14.48 (1.52)% 455,058 0.27% 1.28% 0.28% 18.95%
10/31/2019 17.38 0.22 0.83 1.05 (0.27) (2.63) (2.90) 15.53 8.74% 511,165 0.27% 1.41% 0.28% 16.22%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 14.57 0.10 3.00 3.10 (0.10) (0.91) (1.01) 16.66 21.60% 15,890 0.49% 1.24% 0.50% 9.34%
10/31/2023 16.20 0.17 (0.39) (0.22) (0.18) (1.23) (1.41) 14.57 (1.55)% 13,952 0.49% 1.11% 0.50% 19.08%
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
10/31/2020 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) 14.47 (1.68)% 12,763 0.42% 1.14% 0.43% 18.95%
10/31/2019 17.37 0.18 0.83 1.01 (0.23) (2.63) (2.86) 15.52 8.48% 16,190 0.48% 1.19% 0.49% 16.22%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Index Funds - April 30, 2024 (Unaudited) - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 99.09 $ 0.27 $ 23.83 $ 24.10 $ (0.24) $ (6.21) $ (6.45) $ 116.74 24.77% $ 396,759 0.64% 0.47% 0.64% 1.54%
10/31/2023 101.84 0.54 12.44 12.98 (0.69) (15.04) (15.73) 99.09 14.30% 296,727 0.66% 0.54% 0.66% 2.54%
10/31/2022 139.18 0.65 (26.12) (25.47) (0.59) (11.28) (11.87) 101.84 (20.08)% 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
10/31/2020 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) 104.27 14.23% 324,798 0.70% 0.66% 0.70% 4.82%
10/31/2019 81.72 0.71 13.02 13.73 (0.65) (1.74) (2.39) 93.06 17.34% 339,453 0.71% 0.82% 0.71% 19.57%
Class R6 Shares
4/30/2024 (Unaudited) 100.34 0.47 24.15 24.62 (0.39) (6.21) (6.60) 118.36 24.98% 28,223 0.30% 0.81% 0.30% 1.54%
10/31/2023 102.98 0.90 12.59 13.49 (1.09) (15.04) (16.13) 100.34 14.70% 24,865 0.32% 0.88% 0.32% 2.54%
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
10/31/2020 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) 105.36 14.63% 23,808 0.35% 0.99% 0.35% 4.82%
10/31/2019 82.54 1.01 13.16 14.17 (0.94) (1.74) (2.68) 94.03 17.74% 19,103 0.37% 1.15% 0.37% 19.57%
Institutional Service Class Shares
4/30/2024 (Unaudited) 100.43 0.40 24.18 24.58 (0.34) (6.21) (6.55) 118.46 24.91% 232,268 0.42% 0.69% 0.42% 1.54%
10/31/2023 103.04 0.78 12.61 13.39 (0.96) (15.04) (16.00) 100.43 14.58% 194,951 0.43% 0.77% 0.43% 2.54%
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
10/31/2020 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) 105.39 14.49% 225,683 0.48% 0.88% 0.48% 4.82%
10/31/2019 82.56 0.90 13.17 14.07 (0.85) (1.74) (2.59) 94.04 17.60% 255,111 0.49% 1.02% 0.49% 19.57%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

122 - Financial Highlights - April 30, 2024 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
4/30/2024 (Unaudited) $ 19.88 $ 0.11 $ 3.99 $ 4.10 $ (0.12) $ (0.03) $ (0.15) $ 23.83 20.63% $ 186,599 0.59% 0.98% 0.59% 0.78%
10/31/2023 18.45 0.22 1.51 1.73 (0.22) (0.08) (0.30) 19.88 9.45% 120,533 0.57% 1.11% 0.57% 5.76%
10/31/2022 22.85 0.19 (3.47) (3.28) (0.18) (0.94) (1.12) 18.45 (15.06)% 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
10/31/2020 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) 16.22 9.08%(f) 124,885 0.64% 1.27% 0.64% 2.79%
10/31/2019 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) 15.78 13.64% 131,343 0.64% 1.75% 0.64% 4.25%(g)
Class R Shares
4/30/2024 (Unaudited) 19.75 0.07 3.97 4.04 (0.08) (0.03) (0.11) 23.68 20.46% 192,972 0.93% 0.65% 0.93% 0.78%
10/31/2023 18.33 0.15 1.50 1.65 (0.15) (0.08) (0.23) 19.75 9.07% 154,993 0.93% 0.75% 0.93% 5.76%
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
10/31/2020 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) 16.14 8.72% 116,748 0.94% 0.94% 0.94% 2.79%
10/31/2019 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) 15.71 13.40% 92,128 0.84% 1.59% 0.84% 4.25%(g)
Class R6 Shares
4/30/2024 (Unaudited) 20.12 0.16 4.03 4.19 (0.16) (0.03) (0.19) 24.12 20.85% 250,278 0.18% 1.40% 0.18% 0.78%
10/31/2023 18.66 0.30 1.54 1.84 (0.30) (0.08) (0.38) 20.12 9.92% 205,594 0.18% 1.52% 0.18% 5.76%
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
10/31/2020 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) 16.39 9.53% 203,736 0.20% 1.70% 0.20% 2.79%
10/31/2019 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) 15.94 14.09% 168,300 0.19% 2.29% 0.19% 4.25%(g)
Institutional Service Class Shares
4/30/2024 (Unaudited) 20.05 0.13 4.01 4.14 (0.13) (0.03) (0.16) 24.03 20.68% 539,862 0.43% 1.15% 0.43% 0.78%
10/31/2023 18.59 0.25 1.54 1.79 (0.25) (0.08) (0.33) 20.05 9.69% 454,045 0.43% 1.24% 0.43% 5.76%
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
10/31/2020 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) 16.34 9.28% 359,249 0.45% 1.46% 0.45% 2.79%
10/31/2019 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) 15.89 13.84% 372,474 0.45% 1.96% 0.45% 4.25%(g)
Service Class Shares
4/30/2024 (Unaudited) 19.91 0.12 3.98 4.10 (0.11) (0.03) (0.14) 23.87 20.64% 259,705 0.58% 1.00% 0.58% 0.78%
10/31/2023 18.47 0.22 1.52 1.74 (0.22) (0.08) (0.30) 19.91 9.47% 221,528 0.58% 1.11% 0.58% 5.76%
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
10/31/2020 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) 16.23 9.04%(f) 230,025 0.60% 1.31% 0.60% 2.79%
10/31/2019 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) 15.80 13.68% 254,151 0.60% 1.79% 0.60% 4.25%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Index Funds - April 30, 2024 (Unaudited) - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
4/30/2024 (Unaudited) $ 9.13 $ 0.06 $ 1.72 $ 1.78 $ (0.06) $ (0.01) $ (0.07) $ 10.84 19.40% $ 136,812 0.68% 1.09% 0.73% 2.85%
10/31/2023 10.21 0.11 (1.02) (0.91) (0.10) (0.07) (0.17) 9.13 (9.05)% 117,119 0.68% 1.04% 0.74% 15.43%
10/31/2022 13.51 0.08 (2.51) (2.43) (0.08) (0.79) (0.87) 10.21 (18.96)% 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
10/31/2020 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) 9.06 (0.36)% 127,384 0.70% 0.72% 0.74% 15.29%
10/31/2019 13.58 0.08 (0.03) (g) 0.05 (0.11) (3.76) (3.87) 9.76 4.35% 153,310 0.70% 0.82% 0.75% 17.17%(h)
Class R Shares
4/30/2024 (Unaudited) 8.90 0.04 1.66 1.70 (0.05) (0.01) (0.06) 10.54 19.03% 22,918 1.01% 0.76% 1.06% 2.85%
10/31/2023 9.95 0.07 (0.98) (0.91) (0.07) (0.07) (0.14) 8.90 (9.24)% 20,185 1.01% 0.71% 1.07% 15.43%
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
10/31/2020 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) 8.87 (0.79)% 15,382 1.01% 0.40% 1.05% 15.29%
10/31/2019 13.42 0.05 (0.03) (g) 0.02 (0.09) (3.76) (3.85) 9.59 4.11% 14,664 1.01% 0.50% 1.05% 17.17%(h)
Class R6 Shares
4/30/2024 (Unaudited) 9.47 0.08 1.78 1.86 (0.08) (0.01) (0.09) 11.24 19.55% 53,853 0.26% 1.51% 0.31% 2.85%
10/31/2023 10.58 0.15 (1.05) (0.90) (0.14) (0.07) (0.21) 9.47 (8.63)% 47,111 0.26% 1.46% 0.32% 15.43%
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
10/31/2020 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) 9.35 0.04% 64,779 0.28% 1.14% 0.32% 15.29%
10/31/2019 13.87 0.13 (0.04) (g) 0.09 (0.15) (3.76) (3.91) 10.05 4.76% 69,935 0.28% 1.26% 0.33% 17.17%(h)
Institutional Service Class Shares
4/30/2024 (Unaudited) 9.46 0.07 1.76 1.83 (0.06) (0.01) (0.07) 11.22 19.33% 6,786 0.50% 1.26% 0.55% 2.85%
10/31/2023 10.56 0.13 (1.04) (0.91) (0.12) (0.07) (0.19) 9.46 (8.78)% 5,759 0.50% 1.24% 0.56% 15.43%
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
10/31/2020 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) 9.34 (0.22)% 6,288 0.53% 0.88% 0.57% 15.29%
10/31/2019 13.85 0.10 (0.03) (g) 0.07 (0.12) (3.76) (3.88) 10.04 4.53% 5,679 0.53% 0.99% 0.58% 17.17%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.

124 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2024, the
Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective
February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Class C shares convert to Class A shares eight years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 125
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

126 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2024. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,081,598 $ – $ 1,081,598
Commercial Mortgage-Backed Securities – 3,994,130 – 3,994,130
Corporate Bonds – 67,337,518 – 67,337,518
Foreign Government Securities – 4,303,367 – 4,303,367
Mortgage-Backed Securities – 68,843,809 – 68,843,809
Municipal Bonds – 1,872,004 – 1,872,004
Repurchase Agreements – 11,407,553 – 11,407,553
Supranational – 2,800,468 – 2,800,468
U.S. Government Agency Securities – 2,303,581 – 2,303,581
U.S. Treasury Obligations – 114,470,596 – 114,470,596
Total $ – $ 278,414,624 $ – $ 278,414,624
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 20,969,789 $ – $ 20,969,789
Air Freight & Logistics – 4,425,992 – 4,425,992
Automobile Components – 6,368,351 – 6,368,351
Automobiles – 35,815,315 – 35,815,315
Banks – 98,769,502 – 98,769,502
Beverages 839,969 15,388,437 – 16,228,406
Biotechnology – 7,802,995 – 7,802,995
Broadline Retail 200,409 7,376,670 – 7,577,079
Building Products – 8,727,167 – 8,727,167
Capital Markets 188,557 26,041,852 – 26,230,409
Chemicals – 28,286,985 – 28,286,985
Commercial Services & Supplies – 3,290,071 – 3,290,071
Communications Equipment – 1,976,835 – 1,976,835
Construction & Engineering – 7,565,249 – 7,565,249
Construction Materials – 7,264,585 – 7,264,585
Consumer Staples Distribution & Retail – 10,297,880 – 10,297,880
Containers & Packaging – 986,633 – 986,633
Distributors – 259,344 – 259,344
Diversified Consumer Services – 586,050 – 586,050
Diversified REITs – 1,977,295 – 1,977,295
Diversified Telecommunication Services – 14,850,848 – 14,850,848
Electric Utilities – 16,373,367 – 16,373,367
Electrical Equipment – 19,722,811 – 19,722,811
Electronic Equipment, Instruments &
Components – 12,514,005 – 12,514,005
Energy Equipment & Services – 474,678 – 474,678
Entertainment 1,347,211 5,983,027 – 7,330,238
Financial Services 255,507 9,518,847 – 9,774,354
Food Products – 25,265,159 – 25,265,159
Gas Utilities – 2,564,895 – 2,564,895
Ground Transportation 405,688 4,690,017 – 5,095,705
Health Care Equipment & Supplies – 18,977,517 – 18,977,517
Health Care Providers & Services – 2,448,688 – 2,448,688

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 127
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ – $ 261,765 $ – $ 261,765
Hotels, Restaurants & Leisure – 15,169,854 – 15,169,854
Household Durables – 9,962,898 – 9,962,898
Household Products – 5,078,681 – 5,078,681
Independent Power and Renewable
Electricity Producers – 1,798,069 – 1,798,069
Industrial Conglomerates 339,120 15,974,851 – 16,313,971
Industrial REITs – 4,095,178 – 4,095,178
Insurance – 48,276,087 – 48,276,087
Interactive Media & Services – 2,477,986 – 2,477,986
IT Services 360,651 6,968,634 – 7,329,285
Leisure Products – 1,578,567 – 1,578,567
Life Sciences Tools & Services – 4,366,862 – 4,366,862
Machinery – 29,168,589 – 29,168,589
Marine Transportation – 3,337,012 – 3,337,012
Media – 3,559,558 – 3,559,558
Metals & Mining – 29,175,783 – 29,175,783
Multi-Utilities – 8,314,117 – 8,314,117
Office REITs – 1,150,462 – 1,150,462
Oil, Gas & Consumable Fuels – 40,587,283 – 40,587,283
Paper & Forest Products – 2,723,539 – 2,723,539
Passenger Airlines – 1,157,373 – 1,157,373
Personal Care Products – 18,225,787 – 18,225,787
Pharmaceuticals 903,204 87,538,762 – 88,441,966
Professional Services – 15,755,433 – 15,755,433
Real Estate Management & Development 167,400 11,006,126 – 11,173,526
Retail REITs – 3,285,862 – 3,285,862
Semiconductors & Semiconductor
Equipment – 39,100,012 – 39,100,012
Software 1,693,348 16,388,012 – 18,081,360
Specialty Retail – 8,177,686 – 8,177,686
Technology Hardware, Storage &
Peripherals – 4,481,860 – 4,481,860
Textiles, Apparel & Luxury Goods – 27,901,779 – 27,901,779
Tobacco – 6,390,681 – 6,390,681
Trading Companies & Distributors 989,040 20,037,526 – 21,026,566
Transportation Infrastructure 28,765 3,227,285 – 3,256,050
Water Utilities – 1,032,985 – 1,032,985
Wireless Telecommunication Services – 8,796,186 – 8,796,186
Total Common Stocks $ 7,718,869 $ 934,089,986 $ – $ 941,808,855
Futures Contracts# 27,184 – – 27,184
Repurchase Agreements – 14,733,269 – 14,733,269
Total Assets $ 7,746,053 $ 948,823,255 $ – $ 956,569,308
Liabilities:
Futures Contracts# $ (23,499) $ – $ – $ (23,499)
Total Liabilities $ (23,499) $ – $ – $ (23,499)
Total $ 7,722,554 $ 948,823,255 $ – $ 956,545,809
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 575,438,486 $ – $ – $ 575,438,486
Repurchase Agreements – 8,511,458 – 8,511,458
Total Assets $ 575,438,486 $ 8,511,458 $ – $ 583,949,944

128 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (59,870) $ – $ – $ (59,870)
Total Liabilities $ (59,870) $ – $ – $ (59,870)
Total $ 575,378,616 $ 8,511,458 $ – $ 583,890,074
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 653,587,684 $ – $ – $ 653,587,684
Repurchase Agreements – 7,357,485 – 7,357,485
Total Assets $ 653,587,684 $ 7,357,485 $ – $ 660,945,169
Liabilities:
Futures Contracts# $ (67,524) $ – $ – $ (67,524)
Total Liabilities $ (67,524) $ – $ – $ (67,524)
Total $ 653,520,160 $ 7,357,485 $ – $ 660,877,645
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,417,857,342 $ – $ – $ 1,417,857,342
Repurchase Agreements – 3,168,524 – 3,168,524
Total Assets $ 1,417,857,342 $ 3,168,524 $ – $ 1,421,025,866
Liabilities:
Futures Contracts# $ (313,960) $ – $ – $ (313,960)
Total Liabilities $ (313,960) $ – $ – $ (313,960)
Total $ 1,417,543,382 $ 3,168,524 $ – $ 1,420,711,906
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 18,102 $ – $ – $ 18,102
Common Stocks
Aerospace & Defense 1,917,068 – – 1,917,068
Air Freight & Logistics 344,553 – – 344,553
Automobile Components 2,677,530 – – 2,677,530
Automobiles 164,153 – – 164,153
Banks 18,499,678 – – 18,499,678
Beverages 934,986 – – 934,986
Biotechnology 16,561,524 – – 16,561,524
Broadline Retail 192,643 – – 192,643
Building Products 4,525,231 – – 4,525,231
Capital Markets 3,124,758 – – 3,124,758
Chemicals 4,349,897 – – 4,349,897
Commercial Services & Supplies 3,544,465 – – 3,544,465
Communications Equipment 1,016,300 – – 1,016,300
Construction & Engineering 4,461,693 – – 4,461,693
Construction Materials 859,769 – – 859,769
Consumer Finance 1,565,619 – – 1,565,619
Consumer Staples Distribution & Retail 1,364,543 – – 1,364,543
Containers & Packaging 615,862 – – 615,862
Distributors 13,677 – – 13,677
Diversified Consumer Services 2,460,505 – – 2,460,505

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 129
Level 1 Level 2 Level 3 Total
Assets:
Diversified REITs $ 1,224,797 $ – $ – $ 1,224,797
Diversified Telecommunication Services 808,576 – – 808,576
Electric Utilities 1,559,554 – – 1,559,554
Electrical Equipment 2,995,429 – – 2,995,429
Electronic Equipment, Instruments &
Components 5,976,780 – – 5,976,780
Energy Equipment & Services 5,784,353 – – 5,784,353
Entertainment 932,522 – – 932,522
Financial Services 5,349,225 – – 5,349,225
Food Products 2,025,839 – – 2,025,839
Gas Utilities 2,052,152 – – 2,052,152
Ground Transportation 881,117 – – 881,117
Health Care Equipment & Supplies 5,881,824 – – 5,881,824
Health Care Providers & Services 5,470,590 – – 5,470,590
Health Care REITs 1,106,189 – – 1,106,189
Health Care Technology 752,982 – – 752,982
Hotel & Resort REITs 1,817,326 – – 1,817,326
Hotels, Restaurants & Leisure 4,703,669 – – 4,703,669
Household Durables 4,844,175 – – 4,844,175
Household Products 675,680 – – 675,680
Independent Power and Renewable
Electricity Producers 388,122 – – 388,122
Industrial Conglomerates 44,648 – – 44,648
Industrial REITs 986,069 – – 986,069
Insurance 4,215,328 – – 4,215,328
Interactive Media & Services 1,330,719 – – 1,330,719
IT Services 965,644 – – 965,644
Leisure Products 897,277 – – 897,277
Life Sciences Tools & Services 475,773 – – 475,773
Machinery 8,086,155 – – 8,086,155
Marine Transportation 686,323 – – 686,323
Media 1,410,797 – – 1,410,797
Metals & Mining 4,332,960 – – 4,332,960
Mortgage Real Estate Investment Trusts
(REITs) 2,310,303 – – 2,310,303
Multi-Utilities 919,354 – – 919,354
Office REITs 1,430,371 – – 1,430,371
Oil, Gas & Consumable Fuels 10,694,878 – – 10,694,878
Paper & Forest Products 269,471 – – 269,471
Passenger Airlines 809,859 – – 809,859
Personal Care Products 2,017,867 – – 2,017,867
Pharmaceuticals 3,558,331 – – 3,558,331
Professional Services 5,502,944 – – 5,502,944
Real Estate Management & Development 1,370,047 – – 1,370,047
Residential REITs 920,992 – – 920,992
Retail REITs 2,534,264 – – 2,534,264
Semiconductors & Semiconductor
Equipment 6,710,981 – – 6,710,981
Software 13,108,335 – – 13,108,335
Specialized REITs 966,794 – – 966,794
Specialty Retail 5,914,024 – – 5,914,024
Technology Hardware, Storage &
Peripherals 4,250,791 – – 4,250,791
Textiles, Apparel & Luxury Goods 1,164,037 – – 1,164,037
Tobacco 290,234 – – 290,234
Trading Companies & Distributors 4,686,133 – – 4,686,133
Water Utilities 855,475 – – 855,475
Wireless Telecommunication Services 215,098 – – 215,098
Total Common Stocks $ 218,357,631 $ – $ – $ 218,357,631
Repurchase Agreements – 11,073,968 – 11,073,968

130 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of April 30, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized,
Level 1 Level 2 Level 3 Total
Assets:
Rights $ – $ – $ – $ –
Total Assets $ 218,375,733 $ 11,073,968 $ – $ 229,449,701
Liabilities:
Futures Contracts# $ (89,900) $ – $ – $ (89,900)
Total Liabilities $ (89,900) $ – $ – $ (89,900)
Total $ 218,285,833 $ 11,073,968 $ – $ 229,359,801
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of April 30, 2024, Small Cap Index held four rights investments and three common stock investments that were categorized as Level 3 investments which were each valued at $0.
International Index
Common
Stocks Total
Balance as of 10/31/2023 $ 94,304 $ 94,304
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (395,529) (395,529)
Change in Unrealized Appreciation/Depreciation 301,225 301,225
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 4/30/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 4/30/2024 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 131
that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of April 30, 2024:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 27,184
Total $ 27,184
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (23,499)
Total $ (23,499)

132 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2024:
Mid Cap Market Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (59,870)
Total $ (59,870)
NYSE Arca Tech 100 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (67,524)
Total $ (67,524)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (313,960)
Total $ (313,960)
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (89,900)
Total $ (89,900)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 761,701
Total $ 761,701
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 292,523
Total $ 292,523
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 726,123
Total $ 726,123

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 133
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended April 30, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended April 30,
2024:
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,942,378
Total $ 1,942,378
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 497,434
Total $ 497,434
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 230,429
Total $ 230,429
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 150,734
Total $ 150,734
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (12,135)
Total $ (12,135)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (58,566)
Total $ (58,566)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (82,886)
Total $ (82,886)
International Index
Futures Contracts:
Average Notional Balance Long $ 6,525,062
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 3,442,760

134 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of April 30, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended April 30, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 3,350,756
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 12,845,854
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 2,084,019

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 135
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of April 30, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended April 30, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 11,407,553
International Index 14,733,269
Mid Cap Market Index 8,511,458
NYSE Arca Tech 100 Index 7,357,485
S&P 500 Index 3,168,524
Small Cap Index 11,073,968

136 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
As of April 30, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of April 30, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $72,717,910,collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 5/15/2024 - 2/15/2054; total market value $74,172,268.
Nomura Securities International, Inc., 5.30%, dated 4/30/2024, due 5/1/2024, repurchase price $55,508,171, collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 6.88%, maturing 10/31/2024 - 6/30/2030; total market value
$56,639,051.
Santander US Capital Markets, 5.31%, dated 4/30/2024, due 5/1/2024, repurchase price $69,510,251,collateralized by
U.S. Government Treasury Securities, ranging from 1.38% - 4.13%, maturing 10/15/2028 - 3/31/2031; total market value
$70,900,459.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,407,553 $ – $ 4,407,553 $ (4,407,553) $ –
Nomura Securities
International, Inc. 7,000,000 – 7,000,000 (7,000,000) –
Total $ 11,407,553 $ – $ 11,407,553 $ (11,407,553) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,733,269 $ – $ 5,733,269 $ (5,733,269) $ –
Nomura Securities
International, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 14,733,269 $ – $ 14,733,269 $ (14,733,269) $ –

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 137
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 511,458 $ – $ 511,458 $ (511,458) $ –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 7,000,000 – 7,000,000 (7,000,000) –
Total $ 8,511,458 $ – $ 8,511,458 $ (8,511,458) $ –
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,357,485 $ – $ 4,357,485 $ (4,357,485) $ –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Total $ 7,357,485 $ – $ 7,357,485 $ (7,357,485) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,168,524 $ – $ 1,168,524 $ (1,168,524) $ –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 3,168,524 $ – $ 3,168,524 $ (3,168,524) $ –

138 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,073,968 $ – $ 2,073,968 $ (2,073,968) $ –
Nomura Securities
International, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 8,000,000 – 8,000,000 (8,000,000) –
Total $ 11,073,968 $ – $ 11,073,968 $ (11,073,968) $ –
* As of April 30, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 139
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

140 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
As of April 30, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2025.
During the six months ended April 30, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended April 30, 2024, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02
Fund Amount
Mid Cap Market Index $ 29,258
Small Cap Index 22,187
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.18 % N/A 0.11%

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 141
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2025.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of April 30, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended April 30, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
International Index 0.24 % N/A 0.20%
Mid Cap Market Index 0.19 0.18% 0.18
NYSE Arca Tech 100 Index 0.21 N/A 0.21
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.14
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.22%
International Index All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Six Months Ended
April 30, 2024
Amount Total
Bond Index $ — $ 184,842 $ 220,409 $ 109,089 $ 514,340
International Index — 340,215 463,596 188,766 992,577
Mid Cap Market Index — — — — —
NYSE Arca Tech 100 Index — — — — —
S&P 500 Index — — — — —
Small Cap Index 30,752 174,873 88,851 28,330 322,806

142 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended April 30, 2024, NFM earned an aggregate of $664,576 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2024, the Funds’ aggregate portion of such costs amounted to $8,697.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to 5.75%, and
Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2024, the Funds imposed aggregate front-end sales charges of $126,595. From these fees, NFD retained a portion amounting to $17,854.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. Class C CDSCs are 1.00% for all Funds. During the
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Class R
Shares (a)
Service Class
Shares
Bond Index 0.25% N/A N/A
International Index 0.25 0.50% N/A
Mid Cap Market Index 0.25 0.50 N/A
NYSE Arca Tech 100 Index 0.25 N/A N/A
S&P 500 Index 0.25 0.50 0.15%
Small Cap Index 0.25 0.50 N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 143
six months ended April 30, 2024, the Funds imposed aggregate CDSCs of $158. NFD retained all of the CDSCs imposed by the
Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the six months ended April 30, 2024, the effective rates for administrative services fees were as follows:
For the six months ended April 30, 2024, each Fund’s total administrative services fees were as follows:
As of April 30, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated
in the following table.
Cross trades for the six months ended April 30, 2024 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended April 30, 2024, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.03% N/A 0.25% N/A
International Index 0.15 0.11 0.25% 0.25 N/A
Mid Cap Market Index 0.17 0.06 0.25 0.23 N/A
NYSE Arca Tech 100 Index 0.10 0.04 N/A 0.12 N/A
S&P 500 Index 0.16 0.02 0.25 0.25 0.25%
Small Cap Index 0.17 0.06 0.25 0.24 N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 220,597
International Index 319,391
Mid Cap Market Index 227,789
NYSE Arca Tech 100 Index 318,900
S&P 500 Index 1,329,726
Small Cap Index 154,181
Fund
% of Shares
Outstanding
Owned
Bond Index 72.43%
International Index 85.05
Mid Cap Market Index 73.87
NYSE Arca Tech 100 Index 1.54
S&P 500 Index 44.79
Small Cap Index 56.42
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 12,508 $ 2,619 $ 204
Small Cap Index – 11,169 1,382

144 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the six months ended April 30, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended April 30, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended April 30, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended April 30, 2024, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the
Fund Purchases
*
Sales
*
Bond Index $ 139,009,461 $ 140,068,316
International Index 47,206,004 120,999,694
Mid Cap Market Index 54,537,787 165,735,711
NYSE Arca Tech 100 Index 9,835,039 43,315,180
S&P 500 Index 10,574,207 16,037,764
Small Cap Index 6,242,571 17,073,268
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 17,234,842 $ 15,433,449

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 145
investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving

146 - Notes to Financial Statements - April 30, 2024 (Unaudited) - Index Funds
only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight

Index Funds - April 30, 2024 (Unaudited) - Notes to Financial Statements - 147
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of April 30, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Federal Tax Information
As of April 30, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund % of Shares
Number of
Accounts
Bond Index 77.49% 3(a)
International Index 49.72 4(a)
Mid Cap Market Index 49.02 4(a)
NYSE Arca Tech 100 Index 10.11 1
S&P 500 Index 69.40 5(a)
Small Cap Index 51.41 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 312,615,070 $ 245,116 $ (34,445,562) $ (34,200,446)
International Index 627,888,651 359,898,935 (31,241,777) 328,657,158
Mid Cap Market Index 402,282,679 210,993,240 (29,385,845) 181,607,395
NYSE Arca Tech 100 Index 171,041,702 505,387,463 (15,551,520) 489,835,943
S&P 500 Index 674,401,504 788,613,829 (42,303,427) 746,310,402
Small Cap Index 196,773,548 77,372,778 (44,786,525) 32,586,253

148 - Supplemental Information - April 30, 2024 (Unaudited) - Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser(s) (each, a “Sub-
Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and

Index Funds - April 30, 2024 (Unaudited) - Supplemental Information - 149
materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups and performance universes over various time periods.
With respect to Nationwide International Index Fund, Nationwide NYSE Arca Tech 100 Index Fund, and Nationwide S&P 500 Index
Fund, the Trustees considered that each Fund was shown to pay actual management fees at a level equal to or lower than the
Fund’s peer group median and had a total expense ratio (including 12b-1/non-12b-1 fees) at a level equal to or lower than its peer group medians (or, in the case of the total expense ratio of Nationwide International Index Fund, within one basis point of median).
With respect to Nationwide Small Cap Index Fund, the Trustees considered that the Fund was shown to pay actual management fees at a level lower than the Fund’s peer group median and had a total expense ratio (including 12b-1/non-12b-1 fees) above its peer group median, in the third quintile of its peer group. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to Nationwide Bond Index, the Trustees noted that the Fund was shown to pay actual management fees and to have a total expense ratio (including 12b-1/non-12b-1 fees) at levels above its peer group median and considered that the Fund’s peer expense group was too small to allow for useful comparisons.  The Trustees also considered the Adviser’s statements that the peer group was comprised of peers that Nationwide did not consider competitors in that the peers were pursuing a “race to the bottom” pricing model.
With respect to Nationwide Mid Cap Markets Index, the Trustees noted that the Fund was shown to pay actual management fees and to have a total expense ratio (including 12b-1/non-12b-1 fees) at levels above its peer group median. The Trustees considered the Adviser’s statements that all but one of the Fund’s peers had assets between $1 and $2 billion which directly correlated to

150 - Supplemental Information - April 30, 2024 (Unaudited) - Index Funds
lower costs compared to the Fund with less than $1 billion in assets. The Trustees also considered the Adviser’s statements that the peer group was comprised of peers that Nationwide did not consider competitors in that the peers were pursuing a “race to the bottom” pricing model.
In considering the performance of each of the Funds, the Trustees considered principally the gross investment performance of the
Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities.  The
Trustees noted that the three-year gross investment performance of each of the Funds less securities lending income equaled or exceeded the performance of the Fund’s benchmark index, other than the Nationwide Bond Index Fund and the Nationwide
NYSE Arca Tech 100 Index Fund, the performance of each of which was within two basis points of its respective benchmark.  The
Trustees determined that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreements.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Nationwide LRM disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Mutual Funds (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated
Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a Liquidity Risk
Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

Index Funds - April 30, 2024 (Unaudited) - Supplemental Information - 151
At a meeting of the Trust’s Board of Trustees held on June 12, 2024, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2022 through November 30, 2023. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Index Funds - April 30, 2024 (Unaudited) - Management Information - 153
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
seven (47) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

154 - Management Information - April 30, 2024 (Unaudited) - Index Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2022, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Index Funds - April 30, 2024 (Unaudited) - Management Information - 155
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
Dave Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

156 - Market Index Definitions - April 30, 2024 (Unaudited) - Index Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg U.S. Aggregate Bond Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 157
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.

158 - Market Index Definitions - April 30, 2024 (Unaudited) - Index Funds
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

Index Funds - April 30, 2024 (Unaudited) - Market Index Definitions - 159
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.

160 - Market Index Definitions - April 30, 2024 (Unaudited) - Index Funds
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

Index Funds - April 30, 2024 (Unaudited) - Glossary - 161
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

162 - Glossary - April 30, 2024 (Unaudited) - Index Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Index Funds - April 30, 2024 (Unaudited) - Glossary - 163
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser: An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
SAR-IDX (6-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;
(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of December 5, 2023, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

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(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    ___/s/ David Majewski_______
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                    ___/s/ Kevin T. Jestice______
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      June 21, 2024

                                                                NATIONWIDE MUTUAL FUNDS

By (Signature and Title)                     ___/s/ David Majewski_______
Name:    David Majewski
Title:      Principal Financial Officer
Date:      June 21, 2024

*
Print the name and title of each signing officer under his or her signature.